UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

2004 semiannual report
College
Retirement
Equities Fund
Financial statements (unaudited)
including top holdings
June 30, 2004

stock	equity index
growth	bond market
global equities	social choice
money market	inflation-linked bond

Performance Overview as of 6/30/2004

		Average Annual Compound Rates
		of Total Return
	Inception				Since
	Date	1 year	5 years	10 years	Inception

Equities
CREF Stock	8/1/1952	21.77%	–1.24%	9.97%	10.46%
CREF Global Equities	5/1/1992	25.30	–1.59	7.24	8.64
CREF Equity Index	4/29/1994	19.93	–1.35	11.34	11.01
CREF Growth	4/29/1994	15.75	–7.92	8.56	8.26

Equities & Fixed Income
CREF Social Choice	3/1/1990	12.02	2.12	10.31	10.32

Fixed Income
CREF Bond Market	3/1/1990	0.06	6.89	7.15	7.63
CREF Inflation-Linked Bond	5/1/1997	3.10	9.15	—	7.45

CREF Money Market*	4/1/1988	0.67	3.10	4.22	4.93

Net Annualized Yield		Net Annualized Yield
(30-Day Period Ended 6/30/2004)		(7-Day Period Ended 6/29/2004)
	Current		Current	Effective
CREF Bond Market	3.85%	CREF Money Market*	0.90%	0.90%

*As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 842-2252.

A new way to look at your investments

To make it easier for investors to get meaningful information about their investments, the Securities and Exchange Commission (SEC) has issued new rules regarding financial reporting. The SEC has also required additional information about expenses and their effect on investment returns and about proxy voting policies and procedures. This is our first report to follow these new rules.

     Beginning with this performance period, annual and semiannual reports will list each account’s 50 largest holdings, as well as any other holding that constitutes 1% or more of an account’s investment portfolio. These are the holdings most likely to affect your investment results. We will continue to file a complete list of holdings with the SEC, and this will now be done on a quarterly basis, rather than semiannually, as in the past. To access this information easily, please see page 4.

     This semiannual report also contains a more detailed explanation of our accounts’ expense charges, including examples that enable you to compare our expenses with those of any other U.S. variable annuities or mutual funds. Long before expenses made headlines, TIAA-CREF urged investors to consider the effect of expenses, particularly over long periods of time. Please see page 6 for details.

     As always, you should carefully consider the investment objectives, risks, and charges and expenses of any mutual fund or variable annuity before investing. Please visit the Web Center or call 800 842-2252 for a prospectus that contains this and other important information. Read it carefully before investing.

     Please remember that, by signing up for e-delivery of these reports at our Web Center, you can get your financial information more quickly and in an electronic format that can be easily archived for future reference.

Contents

Report to CREF Participants	2	Top Holdings	39

More information for		Financial Statements
CREF participants	4	Statements of Assets and
		Liabilities	74
Special terms	4	Statements of Operations	78
		Statements of Cash Flows	82
Important information		Statements of Changes in
about expenses	6	Net Assets	84
		Notes to Financial Statements	90
Account Performance
Stock Account	7	2004 CREF Annual Meeting	106
Growth Account	11
Global Equities Account	15	Management	108
Money Market Account	19
Equity Index Account	23	For More Information	Inside Back Cover
Bond Market Account	27
Social Choice Account	31
Inflation-Linked Bond Account	35

Report to CREF Participants

During the first six months of 2004, rising stock prices lost momentum after a period of extraordinary gains. In 2003 the Russell 3000® Index, which tracks the broad U.S. stock market, was up 31.06%. The MSCI World IndexSM, which tracks stocks in 23 nations, soared 33.11%.

     As of June 30 this year, the Russell’s return for 2004 was 3.59%, while the World Index posted a gain of 3.52%. Both six-month returns are the equivalent of an annual gain of more than 7%.

     Many factors contributed to this moderation in prices. Higher valuations made some stocks less attractive to investors. At the same time, higher interest rates and more expensive petroleum posed a threat to the U.S. recovery and, in turn, to world trade. And, in fact, consumer spending dropped 0.7% in June. To further complicate matters for investors, rising interest rates drove down the price of bonds. The 10-year U.S. Treasury note that serves as a benchmark for the fixed-income market slipped 4.93% during the second quarter, its largest quarterly drop in a decade.

     We know that participants are concerned about volatility in the markets and with good reason. During the three-year period that ended on December 31, 2003, the Russell 3000 posted annual returns of –11.46%, –21.54%, and 31.06%, sequentially. Performance in the bond market varied widely, too, during the years 2001–2003, with returns of 8.44%, 10.26%, and 4.10% as measured by the Lehman Brothers U.S. Aggregate Index.

     Returns over a longer time frame, the 20 years from 1984 to 2003, show that a high level of volatility persisted. The gray bars in the chart below show the average annual return of the Russell 3000 in the four consecutive five-year periods from 1984 to 2003. Even over those longer periods, average annual returns for U.S. stocks ranged widely, from 0.37% to 22.26%.

Dampening Volatility through Diversification (1984–2003)

2 | 2004 Semiannual Report College Retirement Equities Fund

Scott C. Evans
Executive Vice President and
Chief Investment Officer

     As TIAA-CREF has long maintained, diversification is the best tool for reducing the effects of market swings like this, although diversification does not guarantee against losses. A combination of U.S. and foreign stocks, bonds, and real estate over the same periods produced a far more stable rate of return, ranging from 3.31% to 16.84%. In technical terms, the standard deviation of the combined portfolio was 11.59%, while that of stocks was a much higher 17.05%. And, over the entire 20-year period, the extra risk of a 100% allocation to U.S. equities would have earned an investor 1.04 percentage points more per year—at the cost of far greater volatility.

     Of course, no single asset allocation formula is right for everyone. Finding the best mix depends on many factors, including an investor’s age, time frame, other assets, and his or her attitude toward risk. At the TIAA-CREF Web Center (www.tiaa-cref.org), you can find a feature entitled “Investing Today” that can help you find the right mix for your situation. Just use the “Publications” link at the top of our home page.

     The following pages provide a detailed explanation of how the CREF accounts performed during the first half of 2004. Our equity accounts were affected by the worldwide moderation in stock prices during the period. Returns ranged from 2.03% for the Growth Account to 3.94% for the Global Equities Account.

     Despite the use of defensive strategies in its portfolio, the CREF Bond Market Account returned 0.04%, slightly behind the 0.15% return of its benchmark. Inflation-protected bonds continued to outperform most other bond categories, with the CREF Inflation-Linked Bond Account returning 1.64%, versus the 1.88% return of its benchmark. The CREF Money Market Account’s return of 0.32% was superior to the average money market rate.

     While recent investment results in many asset classes have been lackluster or disappointing, we continue to seek out new opportunities in every market in which we invest.

/s/ Scott C. Evans
_________________
 Scott C. Evans
Executive Vice President and
Chief Investment Officer

College Retirement Equities Fund 2004 Semiannual Report |  3

More information for CREF participants

Portfolio listings
The SEC recently approved new rules intended to provide investors with more meaningful information about account performance. Investment companies can now provide listings of the top holdings for each account in their annual and semi-annual reports instead of the complete portfolio listings they provided previously. Companies will continue to file complete listings with the SEC, and these will remain available to participants.

For the periods ending June 30 and December 31, you can obtain CREF’s complete listing on Form N-CSR:

  through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov;
  at the SEC’s Public Reference Room by calling 800 SEC-0330;
  from TIAA-CREF’s Web Center at www.tiaa-cref.org; or
  by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.
For the periods ending March 31 and September 30, you can obtain a complete listing of CREF’s holdings on Form N-Q.

Proxy voting
CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org, by calling us at 800 842-2776 to request a free copy, or on the SEC Web site at www.sec.gov. A report of how the accounts voted during the 12 months ended June 30, 2004, can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF
Three easy ways to contact to us are by e-mail, using the Contact/Help link at the top of our home page, by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206, or by phone at 800 842-2776.

Account management
The CREF accounts are managed by TIAA-CREF Investment Management, LLC portfolio management teams, whose members are responsible for the day-to-day operations of the accounts.

Special terms

Agency securities bonds issued by U.S. government entities such as Fannie Mae (Federal National Mortgage Association).

Annuity An annuity is designed for retirement savings or for other long-term goals. It offers several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

4 | 2004 Semiannual Report College Retirement Equities Fund

Asset-backed securities bonds backed by loans or by the outstanding amounts owed to a bank, credit card company, or other lender.

Benchmark (benchmark index) a group of securities, such as the Russell 3000® Index, used to compare the performance of a portfolio.

Commercial paper short-term debt obligations issued to investors by banks, corporations, and other borrowers. Maturities range from 1 to 270 days.

Expense ratio the amount that investors pay for the management of a variable annuity. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity the amount of time until a bond expires and the borrower is repaid in full.

Mortgage-backed securities bonds that represent an interest in a pool of mortgages issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), or other federal entities.

Overweight holdings A security is said to be “overweight” if the percentage of an account invested in that security is larger than that security’s percentage in the benchmark, in terms of market capitalization. Account managers may overweight those securities they think will produce higher returns than the benchmark. See also “Underweight holdings.”

Peer group a group of variable annuities with a similar objective whose performance is compared with the performance of a single mutual fund or variable annuity.

Relative performance the return of a variable annuity in relationship to the return of its benchmark index.

Securities a general name for stocks (also known as “equities”), bonds (also known as “fixed-income”), or other investments.

Total return the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the account’s holdings.

Underweight holdings A security is said to be “underweight” if the percentage of an account invested in that security is smaller than that security’s percentage in the benchmark, in terms of market capitalization. Account managers may underweight those securities they think will produce smaller returns than the benchmark. See also “Overweight holdings.”

College Retirement Equities Fund 2004 Semiannual Report |  5

Important information about expenses

D I S C L O S U R E

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.
  You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees.
  However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.
     The examples that appear in the “Account Expenses” section of the Performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004.

Actual expenses
The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.

     Simply divide your beginning accumulation by $1,000 (for example, an $8,600 accumulation divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid” to estimate the expenses you paid during this period.

Hypothetical example for comparison purposes
The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio and an assumed rate of return of 5% per year before expenses—which is not the account’s actual return.

     Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

     Note: The expenses shown highlight only ongoing costs. Since they do not reflect transaction costs, such as sales charges (loads), redemption fees, or exchange fees, the second line of the table will not help you determine the relative total costs of owning different variable annuity accounts or mutual funds. (The CREF accounts have no transaction costs.)

6 | 2004 Semiannual Report College Retirement Equities Fund

CREF Stock Account  | U.S. and Foreign Stocks

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The CREF Stock Account returned 3.44%, compared with 3.76% for its composite benchmark, a weighted average of the Russell 3000® and the Morgan Stanley EAFE®+ Canada indexes. The account’s return surpassed the 2.54% average return of similar variable annuities, as measured by the Morningstar Large Blend (VA) category, which tracked 3,125 variable annuity accounts at the year’s midpoint.

World stock prices post modest gains
After posting impressive gains last year, both U.S. and foreign stocks lost momentum. For the first half of 2004, the Russell 3000 gained just 3.59%, while the EAFE+Canada Index rose 4.34%. Strong corporate earnings continued to support stock prices, but worries about interest rates and oil supplies kept gains within a narrow range. In addition, a stronger dollar trimmed foreign gains for U.S. investors. Before conversion to dollars, the EAFE+Canada’s return was 6.46% for the period.

U.S. results track the market
The U.S. segment of the account closely tracked the Russell 3000. Individual stocks selections that outperformed the index included Monsanto, Aetna, and PepsiCo. The account had larger weightings of these stocks than the benchmark. Relative performance also benefited from underweight holdings in Comcast and Intel. These were offset by underperformance from other holdings, such as Emulex, a data storage company, and Novellus, which makes parts for microprocessors. An underweight in AT&T Wireless also hurt performance.

Losers outweigh winners in the foreign portfolio
Returns in the foreign segment lagged the MSCI EAFE+Canada Index due to a number of stock selections that did not perform as anticipated. These included Aegon, an insurer based in the Netherlands, and Japan’s Nissan and Nokia. Underweight holdings in Toyota and Ericsson also detracted from performance. Positive contributions came from such overweight holdings as Vinci, a French utilities company, and Access, a Japanese software provider, as well as from a position in eAccess, a Japanese broadband firm not listed in the index. (Please note that investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

College Retirement Equities Fund 2004 Semiannual Report |  7

CREF Stock Account  | U.S. and Foreign Stocks

Investment Objective

Seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks

The Account’s Benchmark

The account’s benchmark is a composite index weighted to reflect the relative sizes of the domestic and foreign segments (about 79.3% domestic/20.7% foreign as of June 30, 2004). The domestic segment comes from the Russell 3000® Index, which tracks the stocks of the 3,000 largest publicly traded U.S. companies. The foreign portion comes from the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE)®+Canada Index. You cannot invest directly in these indexes.

Performance as of 6/30/2004

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	10 years	6 months	5 years	10 years

CREF Stock Account	21.77%	–1.24%	9.97%	3.44%	–6.04%	158.99%
Benchmarks:
Russell 3000 Index[1]	20.46	–1.07	11.65	3.59	–5.24	201.34
MSCI EAFE+Canada Index	31.95	0.48	4.40	4.34	2.43	53.84
CREF Composite Benchmark	22.71	–0.70	10.62	3.76	–3.46	174.50
Peer groups:
Morningstar Large Blend (VA)	16.87	–3.22	8.76	2.54	–15.08	131.51
Morningstar Foreign Large Blend (VA)	25.70	–2.14	3.52	1.79	–10.25	41.29

* The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252
__
1 Russell 3000 is a trademark and service mark of the Frank Russell Company.

8 | 2004 Semiannual Report College Retirement Equities Fund

P E R F O R M A N C E

$10,000 over 10 Years

An investment of $10,000 in this account on July 1, 1994 would have grown to $25,899 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmarks during the same period.

Calendar Year Total Returns

Best quarter: 21.56%, for the quarter ended December 31, 1998.
Worst quarter: –21.93%, for the quarter ended December 31, 1987.
__
* Partial year

College Retirement Equities Fund 2004 Semiannual Report |  9

CREF Stock Account  | U.S. and Foreign Stocks

P E R F O R M A N C E

Account Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on December 31, 2003 and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Stock Account Expense Example
	Starting Account Value	Ending Account Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,034.40	$2.14
5% annual hypothetical return	1,000.00	1,022.87 ‡	2.13

†	Expenses Paid is based on the account’s actual expense ratio of 0.21% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average account value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Account Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Account Value shown for the account’s actual return.

___

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Diversification Among World Markets

Percent of
Country	Net Assets

United States	79.3
Japan	4.6
United Kingdom	4.5
France	2.1
Switzerland	2.0
Germany	1.3
25 others	6.2

Total	100.0

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	80.87
Middle: $1 billion–$5 billion	14.22
Small: Under $1 billion	4.91

Total	100.00

Account Facts

Inception Date	8/1/1952
Net Assets (6/30/2004)	$102.57 billion

10 | 2004 Semiannual Report College Retirement Equities Fund

CREF Growth Account  | Large-Cap Growth Stocks

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The CREF Growth Account returned 2.03% for the period, compared with 2.74% for its benchmark, the Russell 1000® Growth Index, and the 2.13% average return of similar variable annuities, as measured by the Morningstar Large Growth (VA) category, which tracked 3,663 variable annuities as of June 30, 2004.

Stocks post small gains
After surging 29.75% in 2003, the large-cap stocks of the Russell 1000 Growth Index delivered only 0.79% in the first quarter of 2004 and 1.94% in the second. Its modest 2.74% six-month return trailed that of its value counterpart, the Russell 1000 Value Index, which gained 3.94%, following a 30.03% increase in 2003. The overall U.S. stock market, as measured by the Russell 3000® Index, rose 3.59% during the first half of the year. Its advance was led by the solid gains of the small-cap Russell 2000® Index, up 6.76%, and the Russell Midcap® Index, up 6.67%. (These two indexes are subsets of the Russell 3000.)

Account contributors and detractors
The account lagged its benchmark because of a number of stock selections that did not perform as anticipated. These included media giant Clear Channel Communications, software provider Intuit, and Novellus Systems, which manufactures parts for microprocessor makers. The account had larger weightings of these stocks than the benchmark. Underweight holdings that included Yahoo, biotechnology company Biogen Idec, and AT&T Wireless also detracted from performance.

     These detractors were partly offset by positive contributions to relative performance from holdings such as online auctioneer eBay, Starwood Hotels, and St. Jude Medical, which makes heart valves and other surgical implants. The account had larger weightings of these stocks than the benchmark. The account also benefited from a holding in Monsanto, which is not included in the benchmark index, and from its below-benchmark weightings in firms such as Intel, the microprocessor maker; global media conglomerate Viacom; and Applied Materials, a supplier of products and services for semiconductor companies.

     The account invested 3.91% of its total invested assets in foreign securities as of June 30, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes. Also, due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

College Retirement Equities Fund 2004 Semiannual Report |  11

CREF Growth Account  | Large-Cap Growth Stocks

Investment Objective

Seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth

The Account’s Benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in these indexes.

Performance as of 6/30/2004

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	10 years	6 months	5 years	10 years

Growth Account	15.75%	–7.92%	8.56%	2.03%	–33.82%	127.52%
Benchmark:
Russell 1000 Growth Index[1]	17.88	–6.47	10.10	2.74	–28.45	162.05
Peer group:
Morningstar Large Growth (VA)	16.20	–5.85	8.21	2.13	–26.03	120.03

*The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.
__
1 Russell 1000 is a trademark and service mark of the Frank Russell Company.

12 | 2004 Semiannual Report College Retirement Equities Fund

P E R F O R M A N C E

$10,000 over 10 Years

An investment of $10,000 in this account on July 1, 1994 would have grown to $22,752 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 28.72%, for the quarter ended December 31, 1998.
Worst quarter: –22.63%, for the quarter ended March 31, 2001.

___
* Partial year

College Retirement Equities Fund 2004 Semiannual Report |  13

CREF Growth Account  | Large-Cap Growth Stocks

P E R F O R M A N C E

Account Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on December 31, 2003 and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Growth Account Expense Example
	Starting Account Value	Ending Account Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,020.30	$2.32
5% annual hypothetical return	1,000.00	1,022.67 ‡	2.33

†	Expenses Paid is based on the account’s actual expense ratio of 0.23% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average account value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Account Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Account Value shown for the account’s actual return.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	93.97
Middle: $1–$5 billion	6.03

Total	100.00

Account Facts

Inception Date	4/29/1994
Net Assets (6/30/2004)	$11.33 billion

14 | 2004 Semiannual Report College Retirement Equities Fund

CREF Global Equities Account  | Foreign and U.S. Stocks

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The CREF Global Equities Account returned 3.94% for the period, topping both the 3.52% return of its benchmark, the MSCI World IndexSM, and the 1.80% average return of similar variable annuities, as measured by the Morningstar World Stock (VA) category, which tracked 815 variable annuity accounts as of June 30, 2004.

World stocks post modest gains
Stocks worldwide had positive returns for the first half of 2004. In dollar terms, the European component of the World Index was up 3.04%, the Pacific portion 8.19%, and the North American one 2.75%. During 2003, a falling dollar added about 30% to the return on foreign equities. With the dollar stronger during the first six months of 2004, foreign gains were trimmed when converted into dollars.

Topping the benchmark in all three regions
The account’s return exceeded its benchmark’s as a result of successful stock selections in the European, Asia-Pacific, and North American segments of the portfolio. Among European investments, performance relative to the benchmark was boosted by companies as diverse as dental implant manufacturer Nobel Biocare (located in Sweden but traded on the Zurich exchange), consumer products company Reckitt Benckiser in Britain, and utilities operator Vinci in France. The largest detractors in Europe were positions in Adecco S.A., a Swiss temporary help provider, and Vodafone, the British mobile phone company.

     Performance in the Asia-Pacific region was helped by several holdings not included in the benchmark, such as Access, a telecommunications company, and Orient Corporation, a financial services provider. Performance also benefited from an underweight position, relative to the benchmark, in telecommunications company NTT DoCoMo. These positives were partly offset by underperforming holdings such as technology company Seiko Epson and Shinsei Bank. All of the companies mentioned are based in Japan.

     In the North American region, relative performance was helped by overweight positions that included Monsanto, PepsiCo, and Illinois Tool Works. An underweight holding in General Electric and overweight positions in technology companies such as Seibel Systems, BEA Systems, and Novellus detracted slightly from performance.

     (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

College Retirement Equities Fund 2004 Semiannual Report |  15

CREF Global Equities Account  | Foreign and U.S. Stocks

Investment Objective

Seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks

The Account’s Benchmark

The Morgan Stanley Capital International World IndexSM tracks the performance of stocks in developed countries around the world. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	10 years	6 months	5 years	10 years

Global Equities Account	25.30%	–1.59%	7.24%	3.94%	–7.69%	101.34%
Benchmark:
MSCI World Index	24.00	–1.73	7.11	3.52	–8.37	98.80
Peer group:
Morningstar World Stock (VA)	22.41	0.01	7.37	1.80	0.07	103.58

*The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

16 | 2004 Semiannual Report College Retirement Equities Fund

P E R F O R M A N C E

$10,000 over 10 Years

An investment of $10,000 in this account on July 1, 1994 would have grown to $20,134 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 25.91%, for the quarter ended December 31, 1999.
Worst quarter: –18.49%, for the quarter ended September 30, 2002.

__
* Partial year

College Retirement Equities Fund 2004 Semiannual Report |  17

CREF Global Equities Account  | Foreign and U.S. Stocks

P E R F O R M A N C E

Account Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on December 31, 2003 and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Global Equities Account Expense Example
	Starting Account Value	Ending Account Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,039.40	$2.45
5% annual hypothetical return	1,000.00	1,022.57 ‡	2.43

†	Expenses Paid is based on the account’s actual expense ratio of 0.24% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average account value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Account Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Account Value shown for the account’s actual return.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	87.68
Middle: $1–$5 billion	10.06
Small: Under $1 billion	2.26

Total	100.00

Account Facts

Inception Date	5/1/1992
Net Assets (6/30/2004)	$9.03 billion

Diversification Among World Markets

Percent of
Country	Net Assets

United States	54.6
United Kingdom	10.1
Japan	10.1
Switzerland	5.4
France	3.8
Germany	3.4
Canada	2.6
Australia	2.1
Netherlands	1.7
17 Other Nations	5.2
Short-Term Investments	1.0

Total	100.0

18 | 2004 Semiannual Report College Retirement Equities Fund

CREF Money Market Account | Cash Equivalents

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The CREF Money Market Account returned 0.32% for the period, topping the 0.26% return of its benchmark, the iMoneyNet Money Fund Report AveragesTM—All Taxable.

     The period began with the short-term federal funds interest rate at a historically low 1.00%. (This rate is the one commercial U.S. banks charge one another for overnight loans.) Following forecasts of higher jobs growth, February’s employment report disappointed investors; the Federal Reserve left rates unchanged. However, with reports of strong jobs growth in March and April—and other signs that the economy was heating up—the Fed raised the federal funds rate to 1.25% on June 30.

A tight market
During the first quarter, the London Interbank Offered Rate (LIBOR) curve was relatively flat, spreads between short-term instruments remained tight, and the supply of high-quality commercial paper was limited. (The LIBOR is the interest rate that banks charge one another to borrow money on the London market and is the most widely used benchmark for short-term interest rates.) However, as a Fed rate increase became more of a certainty during the second quarter, the LIBOR jumped, and supply increased.

Asset allocations add value
About 57% of the account’s holdings remained invested in commercial paper, distributed almost equally between corporate and asset-backed securities. Because of the shortage of high-quality offerings, the account continued to invest substantially in government agency securities, which made up approximately 27% of its holdings.

     Anticipating a rate increase, many money managers began favoring securities with shorter maturities. At the end of the second quarter, the account’s weighted average maturity was 57 days, down from a high of 68 days earlier in the period, and the weighted average maturity of the benchmark was 46 days.

A schedule of investments is available
We have not included a list of the portfolio’s 50 largest holdings in this report because the portfolio contains a large number of relatively small holdings and a summary of them would not provide a representative view of the account’s investments. A complete schedule of investments for the Money Market Account is available without charge, on request, by calling TIAA-CREF at 800 842-2252. It can be accessed electronically at www.tiaa-cref.org, by using the “Publications” link at the top of our home page, or by visiting the SEC’s website at www.sec.gov.

College Retirement Equities Fund 2004 Semiannual Report |  19

CREF Money Market Account  | Cash Equivalents

Investment Objective

Seeks high current income consistent with maintaining liquidity and preserving capital

The Account’s Benchmark

The iMoneyNet Money Fund Report AveragesTM—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest directly in this index.

Net Annualized Yield for the 7 Days Ending 6/29/2004

	Current Yield	Effective Yield

CREF Money Market Account	0.90%	0.90%
Benchmark:
iMoneyNet Money Fund Report Averages—All Taxable	0.59	0.59

The current yield more closely reflects current earnings than does the total return.

Performance as of 6/30/2004

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	10 years	6 months	5 years	10 years

CREF Money Market Account	0.67%	3.10%	4.22%	0.32%	16.52%	51.23%
Benchmark :
iMoneyNet Money Fund Report
Averages—All Taxable	0.53	2.83	3.91	0.26	14.86	46.56

*The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

__
An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

20 | 2004 Semiannual Report College Retirement Equities Fund

P E R F O R M A N C E

$10,000 over 10 Years

An investment of $10,000 in this account on July 1, 1994 would have grown to $15,123 over the last 10 years, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 2.41%, for the quarter ended June 30, 1989.
Worst quarter: 0.14%, for the quarter ended June 30, 2004.

___
* Partial year

College Retirement Equities Fund 2004 Semiannual Report  |  21

CREF Money Market Account  | Cash Equivalents

P E R F O R M A N C E

Account Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on December 31, 2003 and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Money Market Account Expense Example
	Starting Account Value	Ending Account Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,003.20	$1.80
5% annual hypothetical return	1,000.00	1,023.18 ‡	1.82

†	Expenses Paid is based on the account’s actual expense ratio of 0.18% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average account value during the period and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Account Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Account Value shown for the account’s actual return.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Portfolio Composition by Investment Sector

Percent of
Sector	Portfolio

Commercial Paper and
Corporate Notes	57.1
U.S. Government and
Agency Securities	27.1
Certificates of Deposit	13.0
Floating-Rate Securities	2.6
Other	0.2

Total	100.0

Account Facts

Inception Date	4/1/1988
Net Assets (6/30/2004)	$6.85 billion

22 | 2004 Semiannual Report College Retirement Equities Fund

CREF Equity Index Account  | U.S. Stocks

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The CREF Equity Index Account gained 3.43% for the period, closely tracking the 3.59% return of its benchmark, the Russell 3000® Index, and topping the 2.54% average return of similar variable annuities, as measured by the Morningstar Large Blend (VA) category, which tracked 3,125 variable annuities as of June 30, 2004.

Stocks slow down
After delivering double-digit returns in the fourth quarter of 2003, stocks began to moderate. During the first quarter of 2004, the Russell 3000 gained 2.23%, a modest appreciation that masked a highly volatile trading period. Persistently high unemployment numbers slowed the advance, and the market was jolted in March by the Madrid bombing.

     In the second quarter, the Russell 3000 added only 1.33% despite plenty of positive economic news, which included surging corporate profits, record home sales, and rising employment numbers. However, fears of terrorism, worries over the handover of power in Iraq, and concerns about rising interest rates tempered returns.

Value stocks and small caps performed best
For the six-month period, value stocks outperformed growth stocks. The Russell 3000 Value Index, which tracks value stocks of all sizes, gained 4.23%, while its growth counterpart, the Russell 3000 Growth Index, returned 2.96%. Across companies of various sizes, the small-cap stocks of the Russell 2000® Index increased 6.76%, edging out the Russell Midcap® Index, up 6.67%, and more than doubling the return of the predominantly large-cap Russell 1000® Index, up 3.33%.

     Within the benchmark Russell 3000, industry segment returns ranged from 19.8% for non-petroleum energy companies to –1.7% for the technology sector.

     Although the Equity Index Account attempts to track closely the investment performance of its benchmark index, it does not duplicate the composition of that index. Also, the account’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the account will match that of its index for any period of time.

College Retirement Equities Fund 2004 Semiannual Report  |  23

CREF Equity Index Account  | U.S. Stocks

Investment Objective

Seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index

The Account’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	10 years	6 months	5 years	10 years

CREF Equity Index Account	19.93%	–1.35%	11.34%	3.43%	–6.56%	193.03%
Benchmark :
Russell 3000 Index[1]	20.46	–1.07	11.65	3.59	–5.24	201.34
Peer group:
Morningstar Large Blend (VA)	16.87	–3.22	8.76	2.54	–15.08	131.51

*The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

__
1 Russell 3000 is a trademark and service mark of the Frank Russell Company.

24 | 2004 Semiannual Report College Retirement Equities Fund

P E R F O R M A N C E

$10,000 over 10 Years

An investment of $10,000 in this account on July 1, 1994, would have grown to $29,303 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 21.38%, for the quarter ended December 31, 1998.
Worst quarter: –17.24%, for the quarter ended September 30, 2002.

__
* Partial year

College Retirement Equities Fund 2004 Semiannual Report  |  25

CREF Equity Index Account  | U.S. Stocks

P E R F O R M A N C E

Account Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on December 31, 2003 and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Equity Index Account Expense Example
	Starting Account Value	Ending Account Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,034.30	$1.83
5% annual hypothetical return	1,000.00	1,023.18 ‡	1.82

†	Expenses Paid is based on the account’s actual expense ratio of 0.18% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average account value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Account Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Account Value shown for the account’s actual return.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	80.31
Middle: $1–$5 billion	14.59
Small: Under $1 billion	5.10

Total	100.00

Account Facts

Inception Date	4/29/1994
Net Assets (6/30/2004)	$8.12 billion

26 | 2004 Semiannual Report College Retirement Equities Fund

CREF Bond Market Account  | Intermediate-Term Bonds

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The CREF Bond Market Account returned 0.04% for the period, trailing the 0.15% return of its benchmark, the Lehman Brothers U.S. Aggregate Index, but topping the –0.45% average return of similar variable annuities, as measured by the Morningstar Intermediate-Term Bond (VA) category, which tracked 845 accounts as of June 30, 2004.

     Investor demand for bonds increased in the first quarter, as momentum from last year’s stock market rally slowed on news of continued high unemployment. The Lehman index rose 2.66%.

     By the second quarter, reports of greater jobs growth, plus a substantial rise in the Consumer Price Index, convinced many bond investors that the economy was heating up. Bond yields rose, sending bond prices—which move inversely to yields—downward. In one of its worst quarters in a decade, the Lehman index sank 2.44%.

TIPS overtake corporate bonds
Demand for U.S. Treasury inflation-protected securities (TIPS) increased during the period, and they outperformed all other fixed-income sectors, including corporate bonds, which had produced the best returns during 2003. The performance of lower-quality issues (triple-B-rated) and mortgage- and asset-backed securities remained positive. The yield of the 10-year Treasury note varied widely, from 4.25% at the start of the year, to 3.82% after 3 months, to 4.57% by the end of June.

Defensive strategies limit gains
Keeping the account’s duration close to the benchmark’s helped performance in the first quarter, when interest rates fell. However, a defensive position throughout the period in mortgage-backed securities of shorter duration—our attempt to counter rising interest rates—did not work as anticipated, nor did an overweight position in corporate bonds, which generally perform well in a rising-rate environment.

     The account’s overall option-adjusted duration—a measure of the portfolio’s sensitivity to interest-rate changes—was 4.53 years as of June 30, 2004, versus 4.77 for the benchmark. Keeping the account’s duration close to that of the benchmark index helps mitigate the risk that the account will underperform the index. (Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk. Interest rate increases can cause bond prices to decline.)

College Retirement Equities Fund 2004 Semiannual Report  |  27

CREF Bond Market Account  | Intermediate-Term Bonds

Investment Objective

Seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital

The Account’s Benchmark

The Lehman Brothers U.S. Aggregate Index tracks the performance of the U.S. investment-grade fixed-rate bond market, including government and agency securities, corporate bonds, and mortgage-backed and asset-backed securities. You cannot invest directly in this index.

Performance as of 6/30/2004

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	10 years	6 months	5 years	10 years

Bond Market Account	0.06%	6.89%	7.15%	0.04%	39.62%	99.66%
Benchmark:
Lehman Brothers U.S. Aggregate
Index	0.32	6.94	7.38	0.15	39.93	103.94
Peer group:
Morningstar Intermediate-Term
Bond (VA)	–0.45	5.04	5.66	–0.45	27.85	73.40

*The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

28 | 2004 Semiannual Report College Retirement Equities Fund

P E R F O R M A N C E

$10,000 over 10 Years

An investment of $10,000 in this account on July 1, 1994 would have grown to $19,966 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 6.21%, for the quarter ended June 30, 1995.
Worst quarter: –3.39%, for the quarter ended March 31, 1994.

__
* Partial year

College Retirement Equities Fund 2004 Semiannual Report  |  29

CREF Bond Market Account  | Intermediate-Term Bonds

P E R F O R M A N C E

Account Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on December 31, 2003 and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Bond Market Account Expense Example
	Starting Account Value	Ending Account Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,000.40	$2.00
5% annual hypothetical return	1,000.00	1,022.97 ‡	2.03

†	Expenses Paid is based on the account’s actual expense ratio of 0.20% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average account value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Account Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Account Value shown for the account’s actual return.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Portfolio Composition by Sector (6/30/2004)

Sector	Percent of Portfolio

Mortgage-Backed and Other
Asset-Backed Securities	37.6

U.S. Treasury and Agency Securities	28.6

Corporate Bonds	25.7

Foreign Government and
Foreign Corporate Bonds
(Denominated in U.S. Dollars)	1.9

Investments Maturing in
Less than a Year	6.2

Total	100.0

Account Facts

Inception Date	3/1/1990
Net Assets (6/30/2004)	$5.20 billion

Bond Ratings (as of 6/30/2004)

	Rating	Percent

U.S. Treasury and
Agency Securities	(not rated)	34.8

Investment Grade
Mortgage-Backed and
Asset-Backed Securities		37.7

Other Long-Term Debt	Aaa/AAA	4.9
	Aa/AA	4.2
	A/A	8.1
	Baa/BBB	9.1

Below Investment Grade	Ba/BB	0.8
	B/B	0.4
	(not rated)	0.1

Total		100.0

30 | 2004 Semiannual Report College Retirement Equities Fund

CREF Social Choice Account  | Socially Screened Stocks and Bonds

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The CREF Social Choice Account returned 2.68% for the period, outperforming the 2.22% return of its composite benchmark, a weighted average of the Russell 3000® Index and the Lehman Brothers U.S. Aggregate Index. The account’s return also topped the 1.54% average return of similar variable annuities, as measured by the Morningstar Moderate Allocation (VA) category, which tracked 1,246 variable annuity accounts as of June 30, 2004. Neither the benchmark nor the Morningstar category screens investments for social criteria as the account does.

A boost from screened companies
The account’s performance benefited from the fact that its social screens excluded several stocks that significantly underperformed the index during the period. Among these were Pfizer, Viacom, and Citigroup. The positive effects of its screens were partly offset by the exclusion of other stocks that did well during the period, including ExxonMobil, ChevronTexaco, and General Electric.

Selected holdings adjusted to control risk
Because the social screens prevent the account from owning some of the stocks in the Russell 3000 Index, the account’s managers use statistical methods to ensure that the risk characteristics of the portfolio closely track those of the index. One technique is to overweight or underweight certain stocks relative to each one’s size within the Russell 3000.

     During the period, overweight holdings in energy company EOG Resources and Valero Energy helped relative performance, while an underweight in Bank of America and an overweight in Intel detracted. (Because its social screens exclude some investments, the account may not be able to take advantage of the same opportunities or market trends as accounts that do not use such criteria.)

Fixed-income investments reduce returns
Demand for U.S. Treasury inflation-protected securities (TIPS) increased during the period, and they outperformed all other fixed-income sectors, including corporate bonds, which had produced the best returns during 2003. TIPS are not included in the benchmark, but the account includes a TIPS holding.

     Generally, there is little or no difference between the returns of fixed-income investments that are screened for social criteria and those that are not. However, fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk. Interest rate increases can cause bond prices to decline.

College Retirement Equities Fund 2004 Semiannual Report  |  31

CREF Social Choice Account  | Socially Screened Stocks and Bonds

Investment Objective

Seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

The Account’s Benchmarks

We use two benchmarks for the CREF Social Choice Account. The Russell 3000® Index tracks the stocks of the 3,000 largest publicly traded U.S. companies. The Lehman Brothers U.S. Aggregate Index tracks the performance of the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in these indexes.

Performance as of 6/30/2004

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
	1 year	5 years	10 years	6 months	5 years	10 years

Social Choice Account	12.02%	2.12%	10.31%	2.68%	11.10%	166.87%
Benchmarks:
Russell 3000 Index[1]	20.46	–1.07	11.65	3.59	–5.24	201.34
CREF Social Choice
Composite Benchmark	12.40	2.44	10.12	2.22	12.82	162.38
Lehman Brothers U.S. Aggregate Index	0.32	6.94	7.38	0.15	39.93	103.94
Peer group:
Morningstar Moderate Allocation (VA)	10.48	0.61	7.37	1.54	3.08	103.71

*The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

__
1 Russell 3000 is a trademark and a service mark of the Frank Russell Company.

32 | 2004 Semiannual Report College Retirement Equities Fund

P E R F O R M A N C E

$10,000 over 10 Years

An investment of $10,000 in this account on July 1, 1994 would have grown to $26,687 over the last 10 years. For the purpose of comparison, the graph also shows the change in the account’s benchmarks during the same period.

Calendar Year Total Returns

Best quarter: 12.81%, for the quarter ended December 31, 1998.
Worst quarter: –8.20%, for the quarter ended September 30, 2002.

__
* Partial year

College Retirement Equities Fund 2004 Semiannual Report  |  33

CREF Social Choice Account  | Socially Screened Stocks and Bonds

P E R F O R M A N C E

Account Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on December 31, 2003 and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Social Choice Account Expense Example
	Starting Account Value	Ending Account Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,026.80	$1.82
5% annual hypothetical return	1,000.00	1,023.18 ‡	1.82

†	Expenses Paid is based on the account’s actual expense ratio of 0.18% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average account value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Account Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Account Value shown for the account’s actual return.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Account Facts

Inception Date	3/1/1990
Net Assets (6/30/2004)	$6.36 billion

Portfolio Composition (as of 6/30/2004)

Percent of
Portfolio

U.S. Stocks	61.1
Long-Term Bonds	37.3
Short-Term Investments	1.6

Total	100.0

34 | 2004 Semiannual Report College Retirement Equities Fund

CREF Inflation-Linked Bond Account  | Inflation-Linked Bonds

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The CREF Inflation-Linked Bond Account gained 1.64% for the period, trailing the 1.88% return of the Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index, the account’s benchmark since October 1, 2003, and the 1.89% return of the Salomon Smith Barney Inflation Linked Securities Index, the account’s benchmark through September 30, 2003. The lag behind the indexes is partly due to the fact that, unlike the account, neither of them factors in expense charges.

TIPS outperform the broad bond market
The account posted a return of 4.99% for the first quarter, but during the second, investor concern about inflation escalated, largely because interest rates rose and the rate of jobs growth was much greater than expected.

     Although demand for inflation-linked bonds grew as investors sought a haven from higher interest rates and falling returns, the Lehman index ended the second quarter with a loss of 3.10%, and the account declined 3.19%. For the six-month period, TIPS nonetheless outperformed all other fixed-income sectors. Both major TIPS indexes topped the 0.15% return of the Lehman Brothers U.S. Aggregate Index, which tracks a broad range of government, corporate, and mortgage-backed securities.

Account returns trail the benchmark’s
The account’s performance suffered slightly because of an underweight holding, relative to the benchmark, in the 2032 U.S. TIPS bond. We increased this holding to the benchmark’s level as demand for the issue increased.

     At the end of the period, year-over-year inflation was up 3.3%, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). This was considerably higher than the 1.9% increase for all of 2003. To tame inflation, the Federal Reserve raised the short-term federal funds rate on June 30, from 1% to 1.25%—the first increase in four years.

     As of June 30, 2004, the account’s duration was 8.39 years, which was similar to the duration of the index. This similarity helped the account’s performance to closely track that of the index. (Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk. Interest rate increases can cause bond prices to decline.)

College Retirement Equities Fund 2004 Semiannual Report  |  35

CREF Inflation-Linked Bond Account | Inflation-Linked Bonds

Investment Objective

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond

The Account’s Benchmark

The Lehman Brothers U.S. Treasury Inflation Protected Securities Index tracks the performance of inflation-protection securities issued by the U.S. Treasury with at least one year to maturity and $200 million in par amount outstanding. Until September 30, 2003, the account’s benchmark was the Salomon Smith Barney Inflation Linked Securities Index. You cannot invest directly in these indexes.

Performance as of 6/30/2004

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Inflation-Linked Bond Account	3.10%	9.15%	7.45%	1.64%	55.02%	67.42%
Benchmarks:
Lehman Brothers U.S. Treasury
Inflation Protected Securities Index	3.86	9.57	7.87	1.88	58.02	72.13

Salomon Smith Barney
Inflation Linked Securities Index[2]	3.91	9.56	7.85	1.89	57.93	71.95

*The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

__
1 Inception date: 5/1/1997
2 This was the account’s benchmark until September 30, 2003.

36 | 2004 Semiannual Report College Retirement Equities Fund

P E R F O R M A N C E

$10,000 Since 5/1/1997 Inception

An investment of $10,000 in this account at inception on May 1, 1997 would have grown to $16,742 on June 30, 2004 For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 7.94%, for the quarter ended September 30, 2002.
Worst quarter: –3.19%, for the quarter ended June 30, 2004.

__
* Partial year

College Retirement Equities Fund 2004 Semiannual Report  |  37

CREF Inflation-Linked Bond Account  | Inflation-Linked Bonds

P E R F O R M A N C E

Account Expenses

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each account. They are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

     The examples assume $1,000 was invested on December 31, 2003 and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	CREF Inflation-Linked Bond Expense Example
	Starting Account Value	Ending Account Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,016.40	$1.92
5% annual hypothetical return	1,000.00	1,023.08 ‡	1.92

†	Expenses Paid is based on the account’s actual expense ratio of 0.19% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average account value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Account Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Account Value shown for the account’s actual return.

All CREF accounts estimate expenses each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Historically, adjustments have been small.

Account Facts

Inception Date	5/1/1997
Net Assets (6/30/2004)	$2.86 billion

Portfolio Composition by Maturity (6/30/2004)

4-10 Year Bonds	74.2%
Over-24-Year Bonds	25.8

Total	100.0%

38 | 2004 Semiannual Report College Retirement Equities Fund

CREF Stock Account | Top Holdings as of June 30, 2004 (Unaudited)

			VALUE	% OF NET
COMPANY		SHARES	(000)	ASSETS

CORPORATE BONDS
HEALTH SERVICES			$ 721	0.00%

HOLDING AND OTHER INVESTMENT OFFICES			1,344	0.00

INDUSTRIAL MACHINERY AND EQUIPMENT			1,858	0.01

INSURANCE CARRIERS			933	0.00

NONDEPOSITORY INSTITUTIONS			562	0.00

REAL ESTATE			454	0.00

TOTAL CORPORATE BONDS	(Cost $4,669)		5,872	0.01

GOVERNMENT BONDS
U.S. TREASURY			340	0.00

TOTAL GOVERNMENT BONDS	(Cost $315)
TOTAL BONDS	(Cost $4,984)		6,212	0.01

COMPANY

PREFERRED STOCKS
CHEMICALS AND ALLIED PRODUCTS			20,406	0.02

ELECTRIC, GAS, AND SANITARY SERVICES			794	0.00

INSTRUMENTS AND RELATED PRODUCTS			1,922	0.00

INSURANCE CARRIERS			660	0.00

LUMBER AND WOOD PRODUCTS			30	0.00

MOTION PICTURES			407	0.00

PRIMARY METAL INDUSTRIES			0	0.00

PRINTING AND PUBLISHING			62,869	0.07

TRANSPORTATION EQUIPMENT			3,895	0.00

TOTAL PREFERRED STOCKS	(Cost $107,562)		90,983	0.09

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			15,681	0.02

AGRICULTURAL PRODUCTION-LIVESTOCK			1,166	0.00

AGRICULTURAL SERVICES			7,189	0.01

AMUSEMENT AND RECREATION SERVICES			195,001	0.19

APPAREL AND ACCESSORY STORES			550,154	0.54

APPAREL AND OTHER TEXTILE PRODUCTS			191,252	0.19

AUTO REPAIR, SERVICES AND PARKING			39,696	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS			152,990	0.15

BUILDING MATERIALS AND GARDEN SUPPLIES
Home Depot, Inc		11,948,581	420,590	0.41
Lowe’s Cos		6,839,285	359,404	0.35

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 39

CREF Stock Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	BUILDING MATERIALS AND GARDEN SUPPLIES—(continued)
	Other Securities		$ 99,133	0.10%

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		879,127	0.86

	BUSINESS SERVICES
	Microsoft Corp	57,208,406	1,633,872	1.59
e,*	Oracle Corp	33,764,218	402,807	0.39
	Other Securities		4,358,040	4.25

	TOTAL BUSINESS SERVICES		6,394,719	6.23

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	8,924,556	363,765	0.35
e,*	Amgen, Inc	9,209,602	502,568	0.49
	Lilly (Eli) & Co	6,924,383	484,084	0.47
	Merck & Co, Inc	14,877,130	706,664	0.69
	Pfizer, Inc	49,555,106	1,698,749	1.66
	Procter & Gamble Co	17,775,240	967,684	0.94
	Other Securities		6,502,896	6.35

	TOTAL CHEMICALS AND ALLIED PRODUCTS		11,226,410	10.95

	COAL MINING		64,462	0.06

	COMMUNICATIONS
	SBC Communications, Inc	21,954,434	532,395	0.52
	Verizon Communications, Inc	19,420,788	702,838	0.69
	Viacom, Inc (Class B)	10,550,615	376,868	0.37
	Vodafone Group plc	149,787,993	328,006	0.32
	Other Securities		3,898,308	3.79

	TOTAL COMMUNICATIONS		5,838,415	5.69

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	14,764,716	1,249,390	1.22
	Bank One Corp	9,987,213	509,348	0.50
e	Citigroup, Inc	33,365,365	1,551,489	1.51
	J.P. Morgan Chase & Co	11,377,886	441,121	0.43
	U.S. Bancorp	16,973,051	467,777	0.46
e	UBS AG. (Regd)	5,279,811	372,040	0.36
	Wachovia Corp	7,503,838	333,921	0.33
	Wells Fargo & Co	9,923,394	567,916	0.55
	Other Securities		6,206,564	6.05

	TOTAL DEPOSITORY INSTITUTIONS		11,699,566	11.41

	EATING AND DRINKING PLACES		633,937	0.62

	EDUCATIONAL SERVICES		234,393	0.23

	ELECTRIC, GAS, AND SANITARY SERVICES		3,747,361	3.65

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co	67,688,455	2,193,106	2.14
	Intel Corp	40,400,246	1,115,047	1.09
	Motorola, Inc	18,547,316	338,489	0.33
	Qualcomm, Inc	6,151,693	448,951	0.44
	Other Securities		3,632,597	3.53

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		7,728,190	7.53

40 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Stock Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	ENGINEERING AND MANAGEMENT SERVICES		$ 941,102	0.92%

	EXECUTIVE, LEGISLATIVE AND GENERAL		257	0.00

	FABRICATED METAL PRODUCTS		740,146	0.72

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	13,287,762	670,766	0.65
	PepsiCo, Inc	13,835,653	745,465	0.73
	Other Securities		2,146,078	2.09

	TOTAL FOOD AND KINDRED PRODUCTS		3,562,309	3.47

	FOOD STORES		793,075	0.77

	FORESTRY		124,952	0.12

	FURNITURE AND FIXTURES		253,193	0.25

	FURNITURE AND HOMEFURNISHINGS STORES		378,631	0.37

	GENERAL BUILDING CONTRACTORS		407,645	0.40

	GENERAL MERCHANDISE STORES
	Target Corp	7,801,779	331,342	0.32
	Wal-Mart Stores, Inc	15,459,577	815,647	0.80
	Other Securities		773,781	0.75

	TOTAL GENERAL MERCHANDISE STORES		1,920,770	1.87

	HEALTH SERVICES		743,678	0.73

	HEAVY CONSTRUCTION, EXCEPT BUILDING		341,260	0.33

	HOLDING AND OTHER INVESTMENT OFFICES		2,092,086	2.05

	HOTELS AND OTHER LODGING PLACES		388,841	0.38

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	5,127,159	461,496	0.45
e*	Cisco Systems, Inc	48,846,728	1,157,667	1.13
*	Dell, Inc	18,225,922	652,853	0.64
	Hewlett-Packard Co	17,988,844	379,565	0.37
	International Business Machines Corp	10,580,836	932,701	0.91
	Other Securities		2,406,999	2.34

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		5,991,281	5.84

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	8,028,207	391,134	0.38
	Other Securities		2,758,395	2.69

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		3,149,529	3.07

	INSURANCE AGENTS, BROKERS AND SERVICE		318,929	0.31

	INSURANCE CARRIERS
	American International Group, Inc	14,569,921	1,038,544	1.01
	Other Securities		4,056,578	3.96

	TOTAL INSURANCE CARRIERS		5,095,122	4.97

	JUSTICE, PUBLIC ORDER AND SAFETY		1,545	0.00

	LEATHER AND LEATHER PRODUCTS		73,533	0.07

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 41

CREF Stock Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	LEGAL SERVICES		$ 2,923	0.00%

	LOCAL AND INTERURBAN PASSENGER TRANSIT		82,760	0.08

	LUMBER AND WOOD PRODUCTS		115,909	0.11

	METAL MINING		415,085	0.40

	MISCELLANEOUS MANUFACTURING INDUSTRIES		156,415	0.15

	MISCELLANEOUS RETAIL		1,212,220	1.18

	MOTION PICTURES
*	Time Warner, Inc	33,543,960	589,703	0.58
	Walt Disney Co	14,104,454	359,523	0.35
	Other Securities		187,993	0.18

	TOTAL MOTION PICTURES		1,137,219	1.11

	NONDEPOSITORY INSTITUTIONS
	American Express Co	9,250,891	475,311	0.46
	Fannie Mae	8,167,868	582,859	0.57
	Other Securities		1,334,774	1.30

	TOTAL NONDEPOSITORY INSTITUTIONS		2,392,944	2.33

	NONMETALLIC MINERALS, EXCEPT FUELS		34,018	0.03

	OIL AND GAS EXTRACTION		1,920,939	1.87

	PAPER AND ALLIED PRODUCTS		607,030	0.59

	PERSONAL SERVICES		120,976	0.12

	PETROLEUM AND COAL PRODUCTS
	BP plc	44,803,500	395,693	0.39
	ChevronTexaco Corp	5,981,243	562,895	0.55
	ConocoPhillips	5,657,200	431,588	0.42
	ExxonMobil Corp	46,037,585	2,044,529	1.99
	Other Securities		1,005,275	0.98

	TOTAL PETROLEUM AND COAL PRODUCTS		4,439,980	4.33

	PIPELINES, EXCEPT NATURAL GAS		18,216	0.02

	PRIMARY METAL INDUSTRIES		635,842	0.62

	PRINTING AND PUBLISHING		897,452	0.87

	RAILROAD TRANSPORTATION		464,199	0.45

	REAL ESTATE		239,640	0.23

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		256,878	0.25

	SECURITY AND COMMODITY BROKERS		1,686,066	1.64

	SOCIAL SERVICES		5,961	0.01

	SPECIAL TRADE CONTRACTORS		108,657	0.11

	STONE, CLAY, AND GLASS PRODUCTS		489,533	0.48

42 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Stock Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

				VALUE	% OF NET
COMPANY			SHARES	(000)	ASSETS

TOBACCO PRODUCTS
Altria Group, Inc			14,953,582	$ 748,427	0.73%
Other Securities				148,953	0.15

TOTAL TOBACCO PRODUCTS				897,380	0.88

TRANSPORTATION BY AIR				493,932	0.48

TRANSPORTATION EQUIPMENT
United Technologies Corp			4,695,854	429,577	0.42
Other Securities				2,884,747	2.81

TOTAL TRANSPORTATION EQUIPMENT				3,314,324	3.23

TRANSPORTATION SERVICES				116,420	0.11

TRUCKING AND WAREHOUSING				396,193	0.39

WATER TRANSPORTATION				118,254	0.12

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson			18,392,907	1,024,485	1.00
Other Securities				401,681	0.39

TOTAL WHOLESALE TRADE-DURABLE GOODS				1,426,166	1.39

WHOLESALE TRADE-NONDURABLE GOODS				961,218	0.93

TOTAL COMMON STOCKS		(Cost $82,496,270)		102,082,342	99.52

ISSUER			PRINCIPAL

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT				109,869	0.11

COMMERCIAL PAPER
Pfizer, Inc	1.090%–1.290%, 07/26/04–08/20/04		$53,080,000	72,967	0.07
Other Securities				571,177	0.56

TOTAL COMMERCIAL PAPER				644,144	0.63

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Mortgage
Corp (FHLMC)	1.020%–1.270%, 07/06/04–12/30/04		1,081,768,000	1,078,339	1.05
Federal National Mortgage Association
(FNMA)	1.000%–1.310%, 07/01/04–12/30/04		1,301,440	1,297,983	1.27
Other Securities				190,567	0.18

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				2,566,889	2.50

VARIABLE NOTE				19,996	0.02

TOTAL SHORT TERM INVESTMENTS		(Cost $3,287,865)		3,340,898	3.26

TOTAL PORTFOLIO		(Cost $85,896,681)		105,520,435	102.88%
OTHER ASSETS & LIABILITIES, NET				(2,951,718)	(2.88)

NET ASSETS				$102,568,717	100.00%

________
*	Non-income producing
e	All or a portion of these securities are out on loan.

________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 43

CREF Stock Account | Top Holdings as of June 30, 2004 (Unaudited)     concluded

Restricted securities held by the Account are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Baring Vostok LP	02/12/01	$15,018,714
BB Bioventures LP	03/24/98	12,782,601
Belo (A.H.) Corp Series B	05/23/88	1,900,588
Clair’s Stores, Inc (Class A)	12/07/92	411,235
Dow Jones & Co, Inc (Class B)	07/31/86	6,128,067
Genesoft Series C Financing	06/20/00	7,000,000
Genesoft Series D Financing	08/09/01	2,000,000
Imperial Credit Industries Wts	12/27/01	0
International Hydron (Liquidating Trust)	11/13/97	0
Lee Enterprises, Inc (Class B)	03/31/86	60,768
MPM Bioventures II-Qp, LP	02/28/00	17,821,389
National Health Investors, Inc	01/10/01	173,000
Priority Healthcare Corp (Class A)	01/04/99	840,339
Promet BHD	12/31/01	6,669
Skyline Ventures Partners Qualified II, LP	02/15/00	3,375,003
Skyline Ventures Partners Qualified III, LP	09/07/01	430,000
Theravance Series C	01/25/99	7,999,996
Theravance Series D	08/31/00	4,000,005
Wiltel Communication Group Csr	12/04/03	0
Wrigley (Wm) Jr Co (Class B)	04/30/86	1,873,333

		$81,821,707

College Retirement Equities Fund Transactions with Affiliated Companies — Stock Account January 1, 2004 – June 30, 2004 (Unaudited)

	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	December 31, 2003	COST	PROCEEDS	GAIN (LOSS)	INCOME	June 30, 2004	June 30, 2004

Baring Vostok LP	$16,957,752	$1,386,467	—	—	—	14,357,073	$18,636,916
Max Re Capital Ltd	51,922,906	—	—	—	$138,831	2,313,855	45,073,895

	$68,880,658	$1,386,467	—	—	$138,831		$63,710,811

44 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Growth Account | Top Holdings as of June 30, 2004 (Unaudited)

				VALUE	% OF NET
	COMPANY		SHARES	(000)	ASSETS

	PREFERRED STOCKS
	PRIMARY METAL INDUSTRIES			$ 0	0.00%

	TOTAL PREFERRED STOCK	(Cost $10)		0	0.00

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES
e	Gap, Inc		4,884,290	118,444	1.05

	TOTAL APPAREL AND ACCESSORY STORES			118,444	1.05

	APPAREL AND OTHER TEXTILE PRODUCTS			66,034	0.58

	BUILDING MATERIALS AND GARDEN SUPPLIES
e	Lowe’s Cos		3,580,874	188,175	1.66

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			188,175	1.66

	BUSINESS SERVICES
	Microsoft Corp		11,797,222	336,929	2.97
e,*	Oracle Corp		10,229,722	122,041	1.08
e	SAP AG. (Spon ADR)		3,882,946	162,346	1.43
e,*	Symantec Corp		2,631,139	115,191	1.02
e,*	Yahoo!, Inc		3,164,140	114,953	1.01
	Other Securities			316,925	2.80

	TOTAL BUSINESS SERVICES			1,168,385	10.31

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc		1,506,741	82,223	0.73
e,*	Biogen Idec, Inc		1,609,221	101,783	0.90
e,*	Forest Laboratories, Inc		2,515,161	142,434	1.26
*	Genentech, Inc		1,922,186	108,027	0.95
e,*	Gilead Sciences, Inc		2,118,546	141,943	1.25
e	Lilly (Eli) & Co		2,938,103	205,403	1.81
e	Pfizer, Inc		16,965,514	581,578	5.13
e	Procter & Gamble Co		8,323,363	453,124	4.00
	Other Securities			362,932	3.20

	TOTAL CHEMICALS AND ALLIED PRODUCTS			2,179,447	19.23

	COMMUNICATIONS			49,857	0.44

	DEPOSITORY INSTITUTIONS
	Citigroup, Inc		1,785,358	83,019	0.73
	Other Securities			76,749	0.68

	TOTAL DEPOSITORY INSTITUTIONS			159,768	1.41

	EATING AND DRINKING PLACES			45,312	0.40

	EDUCATIONAL SERVICES
e,*	Apollo Group, Inc (Class A)		1,409,267	124,424	1.10

	TOTAL EDUCATIONAL SERVICES			124,424	1.10

	ELECTRIC, GAS, AND SANITARY SERVICES			22,962	0.20

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 45

CREF Growth Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

		VALUE	% OF NET
COMPANY	SHARES	(000)	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
e	Intel Corp	11,030,164	$ 304,433	2.68%
e	Maxim Integrated Products, Inc	2,316,311	121,421	1.07
e	Motorola, Inc	10,968,905	200,183	1.77
e,*	Novellus Systems, Inc	2,770,248	87,097	0.77
e	Qualcomm, Inc	3,195,793	233,229	2.06
e	Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	20,838,833	173,171	1.53
	Other Securities		129,921	1.15

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		1,249,455	11.03

	ENGINEERING AND MANAGEMENT SERVICES
*	Accenture Ltd (Class A)	5,056,641	138,956	1.23
e	Monsanto Co	3,653,491	140,659	1.23
	Other Securities		8,531	0.08

	TOTAL ENGINEERING AND MANAGEMENT SERVICES		288,146	2.54

	FABRICATED METAL PRODUCTS		13,665	0.12

	FOOD AND KINDRED PRODUCTS
e	PepsiCo, Inc	4,705,581	253,537	2.24
	Other Securities		202,147	1.78

	TOTAL FOOD AND KINDRED PRODUCTS		455,684	4.02

	FURNITURE AND FIXTURES		8,390	0.07

	FURNITURE AND HOMEFURNISHINGS STORES		52,494	0.46

	GENERAL MERCHANDISE STORES
e	Target Corp	3,589,976	152,466	1.35
	Wal-Mart Stores, Inc	3,837,757	202,480	1.79
	Other Securities		72,931	0.64

	TOTAL GENERAL MERCHANDISE STORES		427,877	3.78

	HEALTH SERVICES
e,*	Express Scripts, Inc	1,743,538	138,141	1.22
e	Health Management Associates, Inc (Class A)	3,999,171	89,661	0.79

	TOTAL HEALTH SERVICES		227,802	2.01

	HOTELS AND OTHER LODGING PLACES
e	Starwood Hotels & Resorts Worldwide, Inc	3,078,140	138,055	1.22

	TOTAL HOTELS AND OTHER LODGING PLACES		138,055	1.22

	INDUSTRIAL MACHINERY AND EQUIPMENT
e	3M Co	2,325,076	209,280	1.85
e,*	Cisco Systems, Inc	17,977,142	426,058	3.76
*	Dell, Inc	8,288,511	296,894	2.62
	Other Securities		263,110	2.32

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		1,195,342	10.55

46 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Growth Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

		VALUE	% OF NET
COMPANY	SHARES	(000)	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Guidant Corp	1,936,516	$ 108,213	0.95%
e	Medtronic, Inc	4,896,325	238,549	2.11
e,*	St. Jude Medical, Inc	2,284,235	172,802	1.52
e,*	Zimmer Holdings, Inc	1,524,566	134,467	1.19
	Other Securities		74,626	0.66

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		728,657	6.43

	INSURANCE AGENTS, BROKERS AND SERVICE		68,115	0.60

	INSURANCE CARRIERS
e	American International Group, Inc	1,556,736	110,964	0.98
	Other Securities		113,623	1.00

	TOTAL INSURANCE CARRIERS		224,587	1.98

	MISCELLANEOUS MANUFACTURING INDUSTRIES		23,229	0.20

	MISCELLANEOUS RETAIL
e,*	eBay, Inc	2,007,683	184,606	1.63
e	Staples, Inc	3,179,456	93,190	0.82

	TOTAL MISCELLANEOUS RETAIL		277,796	2.45

	MOTION PICTURES
e,*	Time Warner, Inc	8,111,031	142,592	1.26

	TOTAL MOTION PICTURES		142,592	1.26

	NONDEPOSITORY INSTITUTIONS
	American Express Co	5,529,951	284,129	2.51
	Fannie Mae	3,949,351	281,826	2.49
	MBNA Corp	4,999,718	128,943	1.14
	Other Securities		21,932	0.19

	TOTAL NONDEPOSITORY INSTITUTIONS		716,830	6.33

	OIL AND GAS EXTRACTION		40,206	0.35

	PERSONAL SERVICES		24,975	0.22

	PRINTING AND PUBLISHING
e	News Corp Ltd (Spon ADR)	3,275,534	107,700	0.95

	TOTAL PRINTING AND PUBLISHING		107,700	0.95

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		0	0.00

	SECURITY AND COMMODITY BROKERS
	Goldman Sachs Group, Inc	1,276,865	120,230	1.06

	TOTAL SECURITY AND COMMODITY BROKERS		120,230	1.06

	TRANSPORTATION BY AIR		23,801	0.21

	TRANSPORTATION EQUIPMENT
e	United Technologies Corp	2,038,239	186,458	1.64
	Other Securities		38,320	0.34

	TOTAL TRANSPORTATION EQUIPMENT		224,778	1.98

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 47

CREF Growth Account | Top Holdings as of June 30, 2004 (Unaudited)     concluded

					VALUE	% OF NET
	COMPANY			SHARES	(000)	ASSETS

	TRUCKING AND WAREHOUSING				$ 52,461	0.47%

	WATER TRANSPORTATION				70,076	0.62

	WHOLESALE TRADE-DURABLE GOODS
e	Johnson & Johnson			4,563,507	254,187	2.25
	Other Securities				0	0.00

	TOTAL WHOLESALE TRADE-DURABLE GOODS				254,187	2.25

	WHOLESALE TRADE-NONDURABLE GOODS				13,966	0.13

	TOTAL COMMON STOCKS		(Cost $10,543,817)		11,293,904	99.67

	ISSUER			PRINCIPAL

	SHORT-TERM INVESTMENTS
	CHEMICALS AND ALLIED PRODUCTS
	Procter & Gamble Co	1.190%, 07/22/04		$ 10,000,000	9,992	0.09

	TOTAL CHEMICALS AND ALLIED PRODUCTS				9,992	0.09

	COMMERCIAL PAPER				13,163	0.11

	DEPOSITORY INSTITUTIONS				59,998	0.53

	NONDEPOSITORY INSTITUTIONS
	Federal National Mortgage Association (FNMA)	1.130%, 07/13/04–07/16/04		42,600,000	42,579	0.37
	Federal National Mortgage Association (FNMA)	1.220%, 07/12/04		113,800,000	113,753	1.00
	Other Securities				76,064	0.68

	TOTAL NONDEPOSITORY INSTITUTIONS				232,396	2.05

	U.S. GOVERNMENT AND AGENCIES
	Federal National Mortgage Association (FNMA)	1.000%, 07/01/04		43,300,000	43,299	0.38
	Other Securities				58,460	0.52

	TOTAL U.S. GOVERNMENT AND AGENCIES				101,759	0.90

	TOTAL SHORT-TERM INVESTMENTS		(Cost $417,328)		417,308	3.68

		TOTAL PORTFOLIO	(Cost $10,961,155)		11,711,212	103.35%
	OTHER ASSETS & LIABILITIES, NET				(379,893)	(3.35)

		NET ASSETS			$11,331,319	100.00%

________

*	Non-income producing
e	All or a portion of these securities are out on loan.

________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

48 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Global Equities Account | Top Holdings as of June 30, 2004 (Unaudited)

				VALUE	% OF NET
	ISSUER		SHARES	(000)	ASSETS

	CORPORATE BONDS
	INSURANCE CARRIERS			$ 122	0.00%

	REAL ESTATE			2	0.00

	TOTAL CORPORATE BONDS	(Cost $81)		124	0.00

	COMPANY

	PREFERRED STOCKS
	ELECTRIC, GAS, AND SANITARY SERVICES			4	0.00

	INSURANCE CARRIERS			195	0.00

	MOTION PICTURES			354	0.01

	PRINTING AND PUBLISHING			11,251	0.12

	TOTAL PREFERRED STOCKS	(Cost $10,505)		11,804	0.13

	COMMON STOCKS
	AGRICULTURAL SERVICES			45	0.00

	AMUSEMENT AND RECREATION SERVICES			5,963	0.07

	APPAREL AND ACCESSORY STORES			57,692	0.64

	APPAREL AND OTHER TEXTILE PRODUCTS			5,031	0.06

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			4,725	0.05

	BUILDING MATERIALS AND GARDEN SUPPLIES			112,727	1.25

	BUSINESS SERVICES
	Microsoft Corp		4,130,401	117,964	1.31
	Other Securities			311,851	3.45

	TOTAL BUSINESS SERVICES			429,815	4.76

	CHEMICALS AND ALLIED PRODUCTS
	Dow Chemical Co		1,241,000	50,509	0.56
	GlaxoSmithKline plc		2,860,885	57,900	0.64
	Lilly (Eli) & Co		643,966	45,020	0.50
	Merck & Co, Inc		1,094,094	51,969	0.58
	Novartis AG. (Regd)		1,065,047	46,985	0.52
	Pfizer, Inc		3,756,705	128,780	1.43
	Procter & Gamble Co		1,816,400	98,885	1.10
	Reckitt Benckiser plc		3,224,869	91,292	1.01
	Other Securities			369,313	4.08

	TOTAL CHEMICALS AND ALLIED PRODUCTS			940,653	10.42

	COAL MINING			7,540	0.08

	COMMUNICATIONS
	Verizon Communications, Inc		1,355,033	49,039	0.54
	Other Securities			462,773	5.13

	TOTAL COMMUNICATIONS			511,812	5.67

	DEPOSITORY INSTITUTIONS
	Bank of America Corp		1,005,393	85,076	0.94
	Citigroup, Inc		2,540,933	118,153	1.31
*	HSBC Holdings plc (United Kingdom)		3,086,940	45,905	0.51

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 49

CREF Global Equities Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

		VALUE	% OF NET
COMPANY	SHARES	(000)	ASSETS

DEPOSITORY INSTITUTIONS—(continued)
Royal Bank of Scotland Group plc	4,590,931	$ 132,211	1.46%
U.S. Bancorp	2,480,834	68,372	0.76
UBS AG. (Regd)	1,229,630	86,646	0.96
Wells Fargo & Co	831,509	47,587	0.53
Other Securities		635,491	7.03

TOTAL DEPOSITORY INSTITUTIONS		1,219,441	13.50

EATING AND DRINKING PLACES
Compass Group plc	15,852,676	96,740	1.07
Other Securities		50,576	0.56

TOTAL EATING AND DRINKING PLACES		147,316	1.63

EDUCATIONAL SERVICES		486	0.01

ELECTRIC, GAS, AND SANITARY SERVICES
E.ON AG.	1,041,939	75,173	0.83
Other Securities		247,784	2.75

TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		322,957	3.58

ELECTRONIC & OTHER ELECTRIC EQUIPMENT
General Electric Co	5,055,999	163,814	1.81
Intel Corp	3,214,487	88,720	0.98
STMicroelectronics NV	2,618,458	57,439	0.64
Other Securities		318,668	3.53

TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT		628,641	6.96

ENGINEERING AND MANAGEMENT SERVICES		79,483	0.88

FABRICATED METAL PRODUCTS
Illinois Tool Works, Inc	608,800	58,378	0.65
Other Securities		66,914	0.74

TOTAL FABRICATED METAL PRODUCTS		125,292	1.39

FOOD AND KINDRED PRODUCTS
Coca-Cola Co	941,611	47,533	0.53
PepsiCo, Inc	1,495,100	80,556	0.89
Other Securities		178,443	1.97

TOTAL FOOD AND KINDRED PRODUCTS		306,532	3.39

FOOD STORES
Tesco plc	21,890,234	105,696	1.17
Other Securities		55,783	0.62

TOTAL FOOD STORES		161,479	1.79

FORESTRY		12,226	0.14

FURNITURE AND FIXTURES		3,533	0.04

FURNITURE AND HOMEFURNISHINGS STORES		32,953	0.36

GENERAL BUILDING CONTRACTORS		31,436	0.35

GENERAL MERCHANDISE STORES		133,572	1.48

HEALTH SERVICES		41,941	0.46

50 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Global Equities Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	HEAVY CONSTRUCTION, EXCEPT BUILDING
	Vinci S.A.	738,463	$ 74,392	0.82%
	Other Securities		3,005	0.04

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING		77,397	0.86

	HOLDING AND OTHER INVESTMENT OFFICES		103,900	1.15

	HOTELS AND OTHER LODGING PLACES		9,525	0.11

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	661,810	59,570	0.66
	Baker Hughes, Inc	1,274,836	47,998	0.53
*	Cisco Systems, Inc	4,305,849	102,049	1.13
*	Dell, Inc	1,693,973	60,678	0.67
	International Business Machines Corp	913,513	80,526	0.89
	Other Securities		182,382	2.03

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		533,203	5.91

	INSTRUMENTS AND RELATED PRODUCTS
*	St. Jude Medical, Inc	598,287	45,260	0.50
	The Swatch Group AG. (Regd)	2,254,211	60,117	0.67
	Other Securities		172,096	1.90

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		277,473	3.07

	INSURANCE AGENTS, BROKERS AND SERVICE		13,828	0.15

	INSURANCE CARRIERS
	American International Group, Inc	1,090,176	77,708	0.86
	Safeco Corp	1,164,980	51,259	0.57
	Zurich Financial Services AG.	323,013	51,003	0.56
	Other Securities		274,390	3.04

	TOTAL INSURANCE CARRIERS		454,360	5.03

	LEATHER AND LEATHER PRODUCTS		21,248	0.24

	LOCAL AND INTERURBAN PASSENGER TRANSIT		11,214	0.12

	LUMBER AND WOOD PRODUCTS		4,427	0.05

	METAL MINING		82,472	0.91

	MISCELLANEOUS MANUFACTURING INDUSTRIES		4,515	0.05

	MISCELLANEOUS RETAIL		48,018	0.53

	MOTION PICTURES		63,614	0.70

	NONDEPOSITORY INSTITUTIONS
	American Express Co	1,241,036	63,764	0.71
	Fannie Mae	955,892	68,212	0.76
	MBNA Corp	1,904,707	49,122	0.54
	Other Securities		58,516	0.64

	TOTAL NONDEPOSITORY INSTITUTIONS		239,614	2.65

	NONMETALLIC MINERALS, EXCEPT FUELS		1,839	0.02

	OIL AND GAS EXTRACTION		120,521	1.33

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 51

CREF Global Equities Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

		VALUE	% OF NET
COMPANY	SHARES	(000)	ASSETS

PAPER AND ALLIED PRODUCTS		$ 53,055	0.59%

PERSONAL SERVICES		1,563	0.02

PETROLEUM AND COAL PRODUCTS
ExxonMobil Corp	3,611,399	160,382	1.78
Royal Dutch Petroleum Co	1,015,764	52,127	0.58
Other Securities		213,571	2.36

TOTAL PETROLEUM AND COAL PRODUCTS		426,080	4.72

PIPELINES, EXCEPT NATURAL GAS		3,853	0.04

PRIMARY METAL INDUSTRIES		14,850	0.16

PRINTING AND PUBLISHING
Reed Elsevier plc	8,284,237	80,526	0.89
Other Securities		41,650	0.46

TOTAL PRINTING AND PUBLISHING		122,176	1.35

RAILROAD TRANSPORTATION		22,173	0.25

REAL ESTATE		7,483	0.08

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		672	0.01

SECURITY AND COMMODITY BROKERS		137,526	1.52

SPECIAL TRADE CONTRACTORS		69	0.00

STONE, CLAY, AND GLASS PRODUCTS
Holcim Ltd (Regd)	1,555,919	84,604	0.94
Other Securities		13,330	0.14

TOTAL STONE, CLAY, AND GLASS PRODUCTS		97,934	1.08

TOBACCO PRODUCTS
Altria Group, Inc	998,988	49,999	0.55
Other Securities		1,191	0.02

TOTAL TOBACCO PRODUCTS		51,190	0.57

TRANSPORTATION BY AIR		12,001	0.13

TRANSPORTATION EQUIPMENT
Toyota Motor Corp	1,160,300	47,001	0.52
Other Securities		188,259	2.09

TOTAL TRANSPORTATION EQUIPMENT		235,260	2.61

TRANSPORTATION SERVICES		106	0.00

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)	855,448	64,304	0.71
Other Securities		13,056	0.15

TOTAL TRUCKING AND WAREHOUSING		77,360	0.86

WATER TRANSPORTATION		29,305	0.32

52 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Global Equities Account | Top Holdings as of June 30, 2004 (Unaudited)     concluded

				VALUE	% OF NET
COMPANY			SHARES	(000)	ASSETS

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson			1,450,307	$ 80,782	0.89%
Other Securities				25,407	0.29

TOTAL WHOLESALE TRADE-DURABLE GOODS				106,189	1.18

WHOLESALE TRADE-NONDURABLE GOODS				86,650	0.96

TOTAL COMMON STOCKS		(Cost $8,086,893)		8,875,954	98.29

ISSUER			PRINCIPAL

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER				58,641	0.65

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Bank (FHLB)	1.000%–1.020%, 07/01/04–07/14/04		$ 9,800,000	9,796	0.11
Federal Home Loan Mortgage Corp (FHLMC)	1.050%–1.230%, 07/13/04–09/15/04		182,072,000	181,744	2.01
Federal National Mortgage Association (FNMA)	1.000%–1.205%, 07/01/04–08/20/04		174,700,000	174,553	1.93

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				366,093	4.05

TOTAL SHORT-TERM INVESTMENTS		(Cost $424,841)		424,734	4.70

TOTAL PORTFOLIO		(Cost $8,522,320)		9,312,616	103.12%
OTHER ASSETS & LIABILITIES, NET				(282,072)	(3.12)

	NET ASSETS			$9,030,544	100.00%

________
*	Non-income producing

________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 53

CREF Equity Index Account | Top Holdings as of June 30, 2004 (Unaudited)

			VALUE	% OF NET
ISSUER		SHARES	(000)	ASSETS

CORPORATE BONDS
HOLDINGS AND OTHER INVESTMENT OFFICES			$ 164	0.00%

TOTAL CORPORATE BONDS	(Cost $30)		164	0.00

COMPANY

PREFERRED STOCKS
ELECTRIC, GAS AND SANITARY SERVICES			45	0.00

TOTAL PREFERRED STOCKS	(Cost $36)		45	0.00

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			634	0.01

AGRICULTURAL PRODUCTION-LIVESTOCK			114	0.00

AMUSEMENT AND RECREATION SERVICES			15,153	0.19

APPAREL AND ACCESSORY STORES			50,132	0.62

APPAREL AND OTHER TEXTILE PRODUCTS			16,645	0.21

AUTO REPAIR, SERVICES AND PARKING			2,707	0.03

AUTOMOTIVE DEALERS AND SERVICE STATIONS			14,223	0.18

BUILDING MATERIALS AND GARDEN SUPPLIES
Home Depot, Inc		1,462,502	51,480	0.63
Other Securities			31,435	0.39

TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			82,915	1.02

BUSINESS SERVICES
Microsoft Corp		5,982,561	170,862	2.11
Oracle Corp		2,463,726	29,392	0.36
Other Securities			370,934	4.57

TOTAL BUSINESS SERVICES			571,188	7.04

CHEMICALS AND ALLIED PRODUCTS
Abbott Laboratories		1,017,419	41,470	0.51
Amgen, Inc		828,097	45,189	0.56
Bristol-Myers Squibb Co		1,268,406	31,076	0.38
Du Pont (E.I.) de Nemours & Co		650,752	28,906	0.36
Lilly (Eli) & Co		635,916	44,457	0.55
Merck & Co, Inc		1,449,566	68,854	0.85
Pfizer, Inc		4,975,185	170,549	2.10
Procter & Gamble Co		1,676,888	91,290	1.12
Wyeth		869,885	31,455	0.39
Other Securities			339,118	4.17

TOTAL CHEMICALS AND ALLIED PRODUCTS			892,364	10.99

COAL MINING			6,547	0.08

COMMUNICATIONS
BellSouth Corp		1,196,591	31,375	0.39
SBC Communications, Inc		2,157,152	52,311	0.64
Verizon Communications, Inc		1,807,160	65,401	0.81
Viacom, Inc (Class B)		983,669	35,137	0.43
Oher Securities			224,517	2.77

TOTAL COMMUNICATIONS			408,741	5.04

54 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Equity Index Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp	1,330,027	$ 112,547	1.39%
	Bank One Corp	731,912	37,328	0.46
	Citigroup, Inc	3,373,258	156,856	1.93
*	Citigroup, Inc (Litigation Wts)	13,600	12	0.00
	J.P. Morgan Chase & Co	1,358,414	52,666	0.65
	U.S. Bancorp	1,236,427	34,076	0.42
	Wachovia Corp	857,637	38,165	0.47
	Wells Fargo & Co	1,100,820	63,000	0.78
	Other Securities		320,436	3.94

	TOTAL DEPOSITORY INSTITUTIONS		815,086	10.04

	EATING AND DRINKING PLACES		52,702	0.65

	EDUCATIONAL SERVICES		19,266	0.24

	ELECTRIC, GAS, AND SANITARY SERVICES		277,696	3.42

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co	6,882,379	222,989	2.75
	Intel Corp	4,216,327	116,371	1.43
	Qualcomm, Inc	528,574	38,575	0.48
	Other Securities		283,842	3.49

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		661,777	8.15

	ENGINEERING AND MANAGEMENT SERVICES		70,871	0.87

	EXECUTIVE, LEGISLATIVE AND GENERAL		33	0.00

	FABRICATED METAL PRODUCTS		57,487	0.71

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	1,375,933	69,457	0.86
	PepsiCo, Inc	1,113,545	59,998	0.74
	Other Securities		139,780	1.72

	TOTAL FOOD AND KINDRED PRODUCTS		269,235	3.32

	FOOD STORES		40,586	0.50

	FORESTRY		9,523	0.12

	FURNITURE AND FIXTURES		25,975	0.32

	FURNITURE AND HOMEFURNISHINGS STORES		27,378	0.34

	GENERAL BUILDING CONTRACTORS		27,853	0.34

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	1,673,050	88,270	1.09
	Other Securities		89,537	1.10

	TOTAL GENERAL MERCHANDISE STORES		177,807	2.19

	HEALTH SERVICES		69,755	0.86

	HEAVY CONSTRUCTION, EXCEPT BUILDING		632	0.01

	HOLDING AND OTHER INVESTMENT OFFICES		184,434	2.27

	HOTELS AND OTHER LODGING PLACES		25,605	0.32

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 55

CREF Equity Index Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	509,335	$ 45,845	0.56%
*	Cisco Systems, Inc	4,410,646	104,532	1.29
*	Dell, Inc	1,651,525	59,158	0.73
	Hewlett-Packard Co	1,990,583	42,001	0.52
	International Business Machines Corp	1,099,399	96,912	1.19
	Other Securities		231,238	2.85

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		579,686	7.14

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	790,755	38,526	0.48
	Other Securities		217,656	2.68

	TOTAL INSTRUMENTS AND RELATED PRODUCTS		256,182	3.16

	INSURANCE AGENTS, BROKERS AND SERVICE		34,992	0.43

	INSURANCE CARRIERS
	American International Group, Inc	1,497,866	106,768	1.32
	Other Securities		288,012	3.54

	TOTAL INSURANCE CARRIERS		394,780	4.86

	JUSTICE, PUBLIC ORDER AND SAFETY		122	0.00

	LEATHER AND LEATHER PRODUCTS		8,252	0.10

	LEGAL SERVICES		245	0.00

	LOCAL AND INTERURBAN PASSENGER TRANSIT		872	0.01

	LUMBER AND WOOD PRODUCTS		8,975	0.11

	METAL MINING		20,841	0.26

	MISCELLANEOUS MANUFACTURING INDUSTRIES		12,870	0.16

	MISCELLANEOUS RETAIL
*	eBay, Inc	338,816	31,154	0.38
	Other Securities		86,199	1.07

	TOTAL MISCELLANEOUS RETAIL		117,353	1.45

	MOTION PICTURES
*	Time Warner, Inc	2,861,256	50,301	0.62
	Walt Disney Co	1,338,711	34,124	0.42
	Other Securities		20,638	0.25

	TOTAL MOTION PICTURES		105,063	1.29

	NONDEPOSITORY INSTITUTIONS
	American Express Co	736,103	37,821	0.47
	Fannie Mae	631,058	45,032	0.55
	Other Securities		102,043	1.26

	TOTAL NONDEPOSITORY INSTITUTIONS		184,896	2.28

	NONMETALLIC MINERALS, EXCEPT FUELS		3,494	0.04

	OIL AND GAS EXTRACTION		133,708	1.65

	PAPER AND ALLIED PRODUCTS		60,221	0.74

56 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Equity Index Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

			VALUE	% OF NET
COMPANY		SHARES	(000)	ASSETS

PERSONAL SERVICES			$ 14,719	0.18%

PETROLEUM AND COAL PRODUCTS
ChevronTexaco Corp		697,203	65,614	0.81
ConocoPhillips		446,418	34,057	0.42
ExxonMobil Corp		4,266,234	189,463	2.33
Other Securities			26,790	0.33

TOTAL PETROLEUM AND COAL PRODUCTS			315,924	3.89

PRIMARY METAL INDUSTRIES			44,913	0.55

PRINTING AND PUBLISHING			67,744	0.83

RAILROAD TRANSPORTATION			31,687	0.39

REAL ESTATE			6,188	0.08

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			19,251	0.24

SECURITY AND COMMODITY BROKERS
Merrill Lynch & Co, Inc		623,524	33,658	0.41
Morgan Stanley		717,132	37,843	0.47
Other Securities			85,899	1.06

TOTAL SECURITY AND COMMODITY BROKERS			157,400	1.94

SOCIAL SERVICES			602	0.01

SPECIAL TRADE CONTRACTORS			2,703	0.03

STONE, CLAY, AND GLASS PRODUCTS		23,890	17,662	0.22

TOBACCO PRODUCTS
Altria Group, Inc		1,336,212	66,877	0.82
Other Securities			9,600	0.12

TOTAL TOBACCO PRODUCTS			76,477	0.94

TRANSPORTATION BY AIR			33,330	0.41

TRANSPORTATION EQUIPMENT
United Technologies Corp		335,290	30,672	0.38
Other Securities			180,362	2.22

TOTAL TRANSPORTATION EQUIPMENT			211,034	2.60

TRANSPORTATION SERVICES			10,682	0.13

TRUCKING AND WAREHOUSING			37,192	0.46

WATER TRANSPORTATION			2,497	0.03

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson		1,936,509	107,864	1.33
Other Securities			36,280	0.45

TOTAL WHOLESALE TRADE-DURABLE GOODS			144,144	1.78

WHOLESALE TRADE-NONDURABLE GOODS			64,394	0.79

TOTAL COMMON STOCKS	(Cost $7,023,602)		8,056,159	99.26

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 57

CREF Equity Index Account | Top Holdings as of June 30, 2004 (Unaudited)     concluded

					VALUE	% OF NET
	ISSUER			PRINCIPAL	(000)	ASSETS

	SHORT-TERM INVESTMENTS
	COMMERCIAL PAPER				$ 41,284	0.51%

	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
d	Federal National Mortgage
	Association (FNMA)	1.000%–1.210%, 07/01/04–12/02/04		$159,000,000	158,739	1.96
	Other Securities				104,253	1.28

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				262,992	3.24

	TOTAL SHORT-TERM INVESTMENTS		(Cost $304,384)		304,276	3.75

		TOTAL PORTFOLIO	(Cost $7,328,052)		8,360,644	103.01%
	OTHER ASSETS & LIABILITIES, NET				(244,401)	(3.01)

		NET ASSETS			$8,116,243	100.00%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

Restricted securities held by the Account are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

National Health Investors, Inc.	01/10/01	$30,000
Priority Healthcare Corp (Class A)	01/04/99	67,236
Wiltel Communications Group Inc	12/04/03	0

		$97,236

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

58 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Bond Market Account | Top Holdings as of June 30, 2004 (Unaudited)

				VALUE	% OF NET
ISSUER		RATINGS†	PRINCIPAL	(000)	ASSETS

CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES				$ 5,203	0.10%

AUTO REPAIR, SERVICES AND PARKING				3,274	0.06

ASSET BACKED				116,369	2.24

BUSINESS SERVICES				12,230	0.24

CHEMICALS AND ALLIED PRODUCTS				36,069	0.69

COMMUNICATIONS				135,794	2.61

DEPOSITORY INSTITUTIONS				145,059	2.79

ELECTRIC, GAS, AND SANITARY SERVICES				106,691	2.05

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
General Electric Co Note	5.000%, 02/01/13	Aaa	$11,000,000	10,828	0.21
Other Securities				3,820	0.07

TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				14,648	0.28

ENGINEERING AND MANAGEMENT SERVICES				5,371	0.10

FABRICATED METAL PRODUCTS				6,609	0.13

FOOD AND KINDRED PRODUCTS				49,978	0.96

FOOD STORES				8,776	0.17

FORESTRY				8,441	0.16

GENERAL BUILDING CONTRACTORS				27,693	0.53

GENERAL MERCHANDISE STORES				16,486	0.32

HEALTH SERVICES				4,027	0.08

HOLDING AND OTHER INVESTMENT OFFICES				23,820	0.46

HOTELS AND OTHER LODGING PLACES				3,845	0.07

INDUSTRIAL MACHINERY AND EQUIPMENT				5,003	0.10

INSTRUMENTS AND RELATED PRODUCTS				3,988	0.08

INSURANCE AGENTS, BROKERS AND SERVICE				16,457	0.32

INSURANCE CARRIERS
General Electric Capital Corp Note	3.500%–4.250%, 05/01/08–12/01/10	Aaa	18,000,000	17,638	0.33
Other Securities				28,228	0.55

TOTAL INSURANCE CARRIERS				45,866	0.88

METAL MINING				5,554	0.11

MISCELLANEOUS MANUFACTURING INDUSTRIES				3,650	0.07

MISCELLANEOUS RETAIL				8,114	0.16

MOTION PICTURES				25,447	0.49

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				3,440	0.07

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 59

CREF Bond Market Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

			VALUE	% OF NET
ISSUER	RATINGS†	PRINCIPAL	(000)	ASSETS

NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp Note 3.125%–6.750%, 04/01/09–03/15/32	Aaa	$11,250,000	$ 11,030	0.21%

Other Securities			105,173	2.03

TOTAL NONDEPOSITORY INSTITUTIONS			116,203	2.24

OIL AND GAS EXTRACTION			46,670	0.90

OTHER MORTGAGE BACKED SECURITIES
General Electric Commercial Mortgage Securities Corp Series 2003-C2 (Class A4) 5.145%, 07/10/37	Aaa	21,000,000	20,892	0.40
Other Securities			114,095	2.20

TOTAL OTHER MORTGAGE BACKED SECURITIES			134,987	2.60

PAPER AND ALLIED PRODUCTS			27,379	0.53

PERSONAL SERVICES			2,005	0.04

PETROLEUM AND COAL PRODUCTS			31,186	0.60

PIPELINES, EXCEPT NATURAL GAS			10,731	0.21

PRIMARY METAL INDUSTRIES			1,120	0.02

PRINTING AND PUBLISHING			31,749	0.61

RAILROAD TRANSPORTATION			23,026	0.44

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			5,437	0.10

SECURITY AND COMMODITY BROKERS			52,913	1.02

SPECIAL TRADE CONTRACTORS			2,931	0.06

STONE, CLAY, AND GLASS PRODUCTS			4,165	0.08

TOBACCO PRODUCTS			1,238	0.02

TRANSPORTATION BY AIR			7,244	0.14

TRANSPORTATION EQUIPMENT
General Motors Acceptance Corp 5.625%, 05/15/09	A3	21,500,000	21,480	0.41
Other Securities			48,547	0.94

TOTAL TRANSPORTATION EQUIPMENT			70,027	1.35

WHOLESALE TRADE-DURABLE GOODS			4,937	0.09

WHOLESALE TRADE-NONDURABLE GOODS			24,476	0.46

TOTAL CORPORATE BONDS (Cost $1,238,477)			1,446,326	27.83

GOVERNMENT BONDS
AGENCY SECURITIES
	Federal Farm Credit Bank (FFCB)	2.250%, 09/01/06	Aaa	110,050,000	108,149	2.08
e	Federal Home Loan Mortgage Corp (FHLMC)	1.875%, 02/15/06	Aaa	75,000,000	73,966	1.42
e	Federal Home Loan Mortgage Corp (FHLMC)	3.500%–7.100%, 06/15/05–08/20/12	Aa2-Aaa	121,899,000	124,376	2.39

60 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Bond Market Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

						VALUE	% OF NET
ISSUER				RATINGS†	PRINCIPAL	(000)	ASSETS

AGENCY SECURITIES—(continued)
e	Federal Home Loan Mortgage Corp (FHLMC)	1.875%, 02/15/05		Aaa	$120,140,000	$ 120,172	2.32%
	Federal National Mortgage Association (FNMA)	2.250%, 05/15/06		Aaa	69,050,000	68,241	1.31
	Federal National Mortgage Association (FNMA)	3.500%–5.000%, 10/15/06–10/15/07		Aaa	133,500,000	135,988	2.62
	Other Securities					15,040	0.29

		TOTAL AGENCY SECURITIES				645,932	12.43

		FOREIGN GOVERNMENT BONDS				86,621	1.67

MORTGAGE BACKED SECURITIES
d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%, 05/01/18			57,106,147	57,291	1.10
	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%–8.000%, 09/01/10–07/31/34			265,147,322	266,188	5.12
h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000%, 07/31/34			71,000,000	72,487	1.40
d	Federal National Mortgage Association (FNMA)	5.500%, 04/01/18			56,340,716	57,765	1.11
h	Federal National Mortgage Association (FNMA)	6.500%, 05/25/31			86,000,000	89,521	1.72
	Federal National Mortgage Association (FNMA)	4.500%–8.000%, 12/01/08–07/31/34			636,024,004	637,348	12.26
	Federal National Mortgage Association (FNMA)	5.000%, 03/01/34			80,738,741	78,248	1.51
h	Federal National Mortgage Association (FNMA)	5.000%, 07/31/34			59,000,000	59,055	1.14
h	Federal National Mortgage Association (FNMA)	5.500%, 07/31/34			91,000,000	90,545	1.74
h	Federal National Mortgage Association (FNMA)	6.000%, 07/31/34			121,000,000	123,496	2.38
	Government National Mortgage Assoc (GNMA)	5.000%–9.000%, 10/15/09–07/31/34			102,663,568	101,612	1.96
	Government National Mortgage Assoc (GNMA)	6.000%, 01/20/34			51,569,376	52,860	1.01

		TOTAL MORTGAGE BACKED SECURITIES				1,686,416	32.45

U.S. TREASURY SECURITIES
	U.S. Treasury Bond	10.000%, 05/15/10			227,000,000	242,561	4.67
	U.S. Treasury Bond	8.000%, 11/15/21			270,490,000	354,569	6.82
e	U.S. Treasury Bond	5.375%, 02/15/31			47,230,000	47,629	0.92
e	U.S. Treasury Note	3.875%, 01/15/09			58,686,464	65,426	1.26
e	U.S. Treasury Note	1.875%–5.750%, 08/31/05–05/15/14			262,386,469	261,832	5.03

		TOTAL U.S. TREASURY SECURITIES				972,017	18.70

TOTAL GOVERNMENT BONDS			(Cost $3,640,227)			3,390,986	65.25

TOTAL BONDS			(Cost $4,878,704)			4,837,312	93.08
COMPANY

COMMON STOCKS
Mutual Funds						3,395	0.07

TOTAL COMMON STOCKS			(Cost $3,171)			3,395	0.07

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 61

CREF Bond Market Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

					VALUE	% OF NET
	ISSUER			PRINCIPAL	(000)	ASSETS

SHORT-TERM INVESTMENTS
	CERTIFICATES OF DEPOSIT				$ 24,973	0.48%

COMMERCIAL PAPER
c,d	Corporate Asset Funding Corp, Inc	1.260–1.310%, 07/29/04–08/24/04		$ 42,000,000	41,938	0.81
c	Receivables Capital Corp	1.200%, 07/12/04–07/14/04		42,000,000	41,981	0.81
	Other Securities				255,311	4.91

		TOTAL COMMERCIAL PAPER			339,230	6.53

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTE
d	Federal Home Loan Banks (FHLB)	1.010%–1.150%, 07/02/04–07/30/04		109,100,000	109,071	2.10
d	Federal Home Loan Mortgage Corp (FHLMC)	1.060%–1.230%, 08/02/04–12/02/04		103,200,000	102,726	1.98
d	Federal National Mortgage Association (FNMA)	1.000%–1.290%, 07/01/04–11/22/04		324,400,000	323,519	6.22

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTE			535,316	10.30

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASED AGREEMENTS
	Bear Stearns & Co. 1.500% Dated 06/30/04,			84,595,000	84,599	1.63
Due 07/01/04 In The Amount Of $84,598,525
Fully Collateralized as follows:
Federal Home Loan Mortgage Corp (FHLMC) 3.091%–7.807%, 12/01/28–04/01/34			$64,449,835
Federal National Mortgage Association (FNMA) 3.052%–7.082%, 02/01/21–04/01/34			21,587,640

Total Market Value			86,037,475
Credit Suisse First Boston 1.490% Dated 06/30/04,				90,000,000	90,009	1.73
Due 07/01/04 In The Amount Of $90,009,250
Fully Collateralized as follows:
Government National Mortgage Association (GNMA) 4.00%–7.000%, 03/15/19–09/15/32			89,599,507

Total Market Value			89,599,507
Goldman Sachs & Co. 1.500% Dated 06/30/04,				50,000,000	50,002	0.96
	Due 07/01/04 In The Amount Of $50,002,083
	Fully Collateralized as follows:
U.S. Treasury Note 6.750%, 05/15/05			50,589,587

	Total Market Value		50,589,587
Merrill Lynch & Co. Inc, 1.400% Dated 06/30/04,				50,200,000	50,202	0.96
	Due 07/01/04 In The Amount Of $50,201,952
	Fully Collateralized as follows:
Federal Home Loan Mortgage Corp (FHLMC) 3.00%–6.650%, 11/15/14–07/15/34			19,156,134
Federal National Mortgage Association (FNMA) 2.250%–6.972%, 10/25/01–10/01/42			31,859,275

	Total Market Value		51,015,409

62 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Bond Market Account | Top Holdings as of June 30, 2004 (Unaudited)     concluded

				VALUE	% OF NET
ISSUER			PRINCIPAL	(000)	ASSETS

Morgan Stanley & Co. Inc, 1.500% Dated 06/30/04,			$72,129,000	$ 72,132	1.39%
	Due 07/01/04 In The Amount Of $72,132,005
Fully Collateralized as follows:
Federal Home Loan Bank (FHLB)	1.875%, 06/15/06	$ 2,723,456
Federal Home Loan Mortgage Corp (FHLMC)	1.875%–6.060%, 01/15/05–02/25/19	26,892,768
Federal National Mortgage Association (FNMA)	1.875%–6.625%, 12/22/04–07/17/13	42,116,553
U.S. Treasury Note	1.500%, 02/28/05	1,270,955

Total Market Value		$73,003,732

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			346,944	6.67

	TOTAL SHORT TERM INVESTMENTS	(Cost $1,245,090)		1,246,463	23.98

	TOTAL PORTFOLIO	(Cost $6,126,965)		6,087,170	117.13%
	OTHER ASSETS & LIABILITIES, NET			(890,287)	(17.13)

	NET ASSETS			$5,196,883	100.00%

c	Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
h	These securities were purchased on a delayed delivery basis.
†	As provided by Moody’s Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

College Retirement Equities Fund Transactions with Affiliated Companies — Bond Market Account January 1, 2004 – June 30, 2004 (Unaudited)
	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	December 31, 2003	COST	PROCEEDS	GAIN (LOSS)	INCOME	June 30, 2004	June 30, 2004

TIAA-CREF High-Yield Bond Fund	$3,372,521	$122,962	—	—	$122,962	375,175	$3,395,336

TOTAL AFFILIATED TRANSACTIONS	$3,372,521	$122,962	—	—	$122,962		$3,395,336

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 63

CREF Social Choice Account | Top Holdings as of June 30, 2004 (Unaudited)

				VALUE	% OF NET
ISSUER		RATINGS†	PRINCIPAL	(000)	ASSETS

CORPORATE BONDS
APPAREL AND ACCESSORY STORES				$ 2,876	0.04%

AUTOMOTIVE DEALERS AND SERVICE STATIONS				4,848	0.08

ASSET BACKED
Chase Funding Mortgage Loan Asset-Backed Series 2004-2 (Class 1A2) 2	3.777%, 01/25/2	Aaae	$5,000,000	5,017	0.08
Chase Funding Mortgage Loan Asset-Backed Series 2004-2 (Class 1A3)	4.209%, 09/25/26	Aaae	5,000,000	5,000	0.08
Chase Funding Mortgage Loan Asset-Backed Series 2004-2 (Class 1B)	5.700%, 02/25/34	Baa2e	1,000,000	964	0.02
Other Securities				40,206	0.62

	TOTAL ASSET BACKED			51,187	0.80

BUSINESS SERVICES				11,667	0.18

CHEMICALS AND ALLIED PRODUCTS
e Merck & Co, Inc Note	4.375%–5.250%, 02/15/13–07/01/ 06	Aaa	13,000,000	13,068	0.21
Other Securities				28,760	0.45

TOTAL CHEMICALS AND ALLIED PRODUCTS				41,828	0.66

COMMUNICATIONS				56,867	0.89

DEPOSITORY INSTITUTIONS
JP Morgan Chase & Co (Sub Note)	5.750%–7.875%, 01/02/13–06/15/10	A1	6,250,000	6,760	0.10
Other Securities				109,431	1.73

TOTAL DEPOSITORY INSTITUTIONS				116,191	1.83

EATING AND DRINKING PLACES				5,230	0.08

ELECTRIC, GAS, AND SANITARY SERVICES				10,818	0.17

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				8,593	0.14

FABRICATED METAL PRODUCTS				3,186	0.05

FOOD AND KINDRED PRODUCTS				24,858	0.39

FOOD STORES				10,051	0.16

FURNITURE AND FIXTURES				5,715	0.09

GENERAL BUILDING CONTRACTORS				19,670	0.31

GENERAL MERCHANDISE STORES				3,616	0.06

HEALTH SERVICES				3,123	0.05

HOLDING AND OTHER INVESTMENT OFFICES				14,502	0.23

64 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

				VALUE	% OF NET
		RATINGS†	PRINCIPAL	(000)	ASSETS

INDUSTRIAL MACHINERY AND EQUIPMENT
International Business
Machines Corp Note	4.750%, 11/29/12	A1	$5,000,000	$ 4,882	0.08%
Other Securities				15,381	0.24

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			20,263	0.32

INSTRUMENTS AND RELATED PRODUCTS				5,024	0.08

INSURANCE CARRIERS				27,535	0.43

MISCELLANEOUS MANUFACTURING INDUSTRIES				2,942	0.05

MOTION PICTURES				14,285	0.22

NONDEPOSITORY INSTITUTIONS				40,518	0.64

OIL AND GAS EXTRACTION				10,663	0.17

OTHER MORTGAGE BACKED SECURITIES
JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376% , 07/12/37	Aaa	1,000,000	1,014	0.02
JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255%, 07/12/37	Aaae	9,000,000	8,995	0.14
Other Securities				42,954	0.67

	TOTAL OTHER MORTGAGE BACKED SECURITIES			52,963	0.83

PAPER AND ALLIED PRODUCTS				4,939	0.08

PETROLEUM AND COAL PRODUCTS				4,379	0.07

PIPELINES, EXCEPT NATURAL GAS				2,636	0.04

PRIMARY METAL INDUSTRIES				5,244	0.08

RAILROAD TRANSPORTATION				5,758	0.09

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc (Sub Note)	3.875%–6.345%, 01/13/09–02/15/34	A1-Aa3	9,500,000	9,155	0.15
Other Securities				5,448	0.08

	TOTAL SECURITY AND COMMODITY BROKERS			14,603	0.23

TRANSPORTATION BY AIR				0	0.00

TRANSPORTATION EQUIPMENT				4,908	0.08

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson Deb	4.950%, 05/15/33	Aaa	4,000,000	3,478	0.05

TOTAL WHOLESALE TRADE-DURABLE GOODS				3,478	0.05

WHOLESALE TRADE-NONDURABLE GOODS				3,711	0.06

TOTAL CORPORATE BONDS		(Cost $612,043)		618,675	9.73

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 65

CREF Social Choice Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

				VALUE	% OF NET
ISSUER		RATINGS†	PRINCIPAL	(000)	ASSETS

GOVERNMENT BONDS
AGENCY SECURITIES
Federal Home Loan Bank (FHLB)	5.250%, 06/18/14	Aaa	$ 10,500,000	$ 10,528	0.17%
Federal Home Loan Mortgage Corp (FHLMC)	1.875%, 01/15/05	Aaa	65,000,000	64,996	1.02
Federal Home Loan Mortgage Corp (FHLMC)	1.875%–7.000%, 01/15/05–07/30/09	Aa2-Aaa	204,450,000	209,421	3.29
Federal National Mortgage Association (FNMA)	2.250%, 05/15/06	Aaa	115,800,000	114,443	1.80
Federal National Mortgage Association (FNMA)	3.500%–7.125%, 03/15/07–10/15/07		20,200,000	20,158	0.32

	TOTAL AGENCY SECURITIES			419,546	6.60

FOREIGN GOVERNMENT BONDS				19,657	0.31

MORTGAGE BACKED SECURITIES
h Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%–7.000%, 03/01/11–07/31/34		200,948,439	201,834	3.17
Federal National Mortgage Assoc (FNMA)	5.000%–8.000%, 06/01/11–07/31/34		476,030,419	478,679	7.53
Government National Mortgage Association (GNMA)	5.500%–9.000%, 09/15/09–02/20/34		55,847,728	56,352	0.89

	TOTAL MORTGAGE BACKED SECURITIES			736,865	11.59

U.S. TREASURY SECURITIES
U.S. Treasury Bond	10.000%, 05/15/10		83,283,000	88,992	1.40
U.S. Treasury Bond	8.000%, 11/15/21		157,800,000	206,851	3.25
e U.S. Treasury Bond	5.375%, 02/15/31		10,000,000	10,084	0.16
e U.S. Treasury Note	2.375%, 08/15/06		69,950,000	69,343	1.09
e,d U.S. Treasury Note	1.500%–3.375%, 07/31/05–07/15/13		206,054,931	202,693	3.19
d,e,k U.S Treasury Inflation Indexed	3.875%, 01/15/09		28,426,256	31,691	0.50

	TOTAL U.S. TREASURY SECURITIES			609,654	9.59

	TOTAL GOVERNMENT BONDS	(Cost $1,810,962)		1,785,722	28.09

	TOTAL BONDS	(Cost $2,423,005)		2,404,397	37.82

PREFERRED STOCKS
ELECTRIC, GAS, AND SANITARY SERVICES				219	0.00

	TOTAL PREFERRED STOCKS	(Cost $174)		219	0.00

COMPANY		SHARES

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES				1,089	0.02

APPAREL AND ACCESSORY STORES				18,116	0.29

APPAREL AND OTHER TEXTILE PRODUCTS				7,422	0.12

AUTO REPAIR, SERVICES AND PARKING				261	0.00

AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,798	0.04

BUILDING MATERIALS AND GARDEN SUPPLIES
e Home Depot, Inc		1,004,126		35,345	0.56
Other Securities				18,197	0.28

TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				53,542	0.84

66 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account | Top Holdings as of June 30, 2004 (Unaudited)     continued

			VALUE	% OF NET
	COMPANY	SHARES	(000)	ASSETS

BUSINESS SERVICES
	Microsoft Corp	3,416,536	$ 97,576	1.53%
	Other Securities		151,034	2.38

	TOTAL BUSINESS SERVICES		248,610	3.91

CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc	566,394	30,908	0.49
	Merck & Co, Inc	1,212,158	57,578	0.91
	Procter & Gamble Co	1,326,638	72,222	1.14
	Other Securities		218,779	3.43

	TOTAL CHEMICALS AND ALLIED PRODUCTS		379,487	5.97

COMMUNICATIONS
	SBC Communications, Inc	1,601,195	38,829	0.61
	Verizon Communications, Inc	1,181,695	42,766	0.67
	Other Securities		107,038	1.69

	TOTAL COMMUNICATIONS		188,633	2.97

DEPOSITORY INSTITUTIONS
	Bank One Corp	652,276	33,266	0.52
	J.P. Morgan Chase & Co	1,155,980	44,817	0.70
	U.S. Bancorp	1,218,312	33,577	0.53
	Wachovia Corp	874,407	38,911	0.61
	Wells Fargo & Co	1,011,988	57,916	0.91
	Other Securities		139,534	2.20

	TOTAL DEPOSITORY INSTITUTIONS		348,021	5.47

	EATING AND DRINKING PLACES		31,034	0.49

	EDUCATIONAL SERVICES		7,366	0.12

	ELECTRIC, GAS, AND SANITARY SERVICES		174,147	2.74

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Intel Corp	2,488,910	68,694	1.08
	Other Securities		161,130	2.54

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		229,824	3.62

	ENGINEERING AND MANAGEMENT SERVICES		20,963	0.33

	FABRICATED METAL PRODUCTS		42,044	0.66

FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	1,138,300	57,461	0.90
	PepsiCo, Inc	862,004	46,445	0.73
	Other Securities		51,225	0.81

	TOTAL FOOD AND KINDRED PRODUCTS		155,131	2.44

	FOOD STORES		32,505	0.51

	FURNITURE AND FIXTURES		19,247	0.30

	FURNITURE AND HOMEFURNISHINGS STORES		11,218	0.18

	GENERAL BUILDING CONTRACTORS		18,327	0.29

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 67

CREF Social Choice Account Top Holdings as of June 30, 2004 (Unaudited)     continued

				VALUE	% OF NET
	COMPANY		SHARES	(000)	ASSETS

	GENERAL MERCHANDISE STORES			$ 54,268	0.85%

	HEALTH SERVICES			20,657	0.33

	HOLDING AND OTHER INVESTMENT OFFICES
	Washington Mutual, Inc		817,462	31,587	0.50
	Other Securities			80,473	1.26

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES		112,060	1.76

	HOTELS AND OTHER LODGING PLACES			2,976	0.05

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co		531,744	47,862	0.75
*	Cisco Systems, Inc		2,560,427	60,682	0.95
*	Dell, Inc		906,236	32,461	0.51
	International Business Machines Corp		677,257	59,700	0.94
	Other Securities			118,740	1.88

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		319,445	5.03

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc		607,062	29,576	0.47
	Other Securities			117,512	1.84

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		147,088	2.31

	INSURANCE AGENTS, BROKERS AND SERVICE			31,972	0.50

	INSURANCE CARRIERS
	American International Group, Inc		1,042,436	74,305	1.17
	Other Securities			137,368	2.16

		TOTAL INSURANCE CARRIERS		211,673	3.33

	LEATHER AND LEATHER PRODUCTS			2,245	0.04

	LOCAL AND INTERURBAN PASSENGER TRANSIT			152	0.00

	LUMBER AND WOOD PRODUCTS			291	0.00

	METAL MINING			5,065	0.08

	MISCELLANEOUS MANUFACTURING INDUSTRIES			10,799	0.17

	MISCELLANEOUS RETAIL			61,111	0.96

	MOTION PICTURES
*	Time Warner, Inc		1,821,099	32,015	0.50
e	Walt Disney Co		1,120,995	28,574	0.45
	Other Securities			13,981	0.22

		TOTAL MOTION PICTURES		74,570	1.17

	NONDEPOSITORY INSTITUTIONS
	American Express Co		735,871	37,809	0.59
e	Fannie Mae		626,246	44,689	0.70
	Freddie Mac		454,702	28,783	0.45
	Other Securities			58,561	0.93

		TOTAL NONDEPOSITORY INSTITUTIONS		169,842	2.67

68 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account Top Holdings as of June 30, 2004 (Unaudited)     continued

				VALUE	% OF NET
	COMPANY		SHARES	(000)	ASSETS

	NONMETALLIC MINERALS, EXCEPT FUELS			$ 6,632	0.10%

	OIL AND GAS EXTRACTION			138,071	2.17

	PAPER AND ALLIED PRODUCTS			29,984	0.47

	PERSONAL SERVICES			30	0.00

	PETROLEUM AND COAL PRODUCTS			23,263	0.37

	PRIMARY METAL INDUSTRIES			35,252	0.56

	PRINTING AND PUBLISHING			31,754	0.50

	RAILROAD TRANSPORTATION			14,578	0.23

	REAL ESTATE			82	0.00

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			3,706	0.06

	SECURITY AND COMMODITY BROKERS			69,435	1.09

	SPECIAL TRADE CONTRACTORS			74	0.00

	STONE, CLAY, AND GLASS PRODUCTS			9,138	0.14

	TRANSPORTATION BY AIR			26,307	0.41

	TRANSPORTATION EQUIPMENT			47,282	0.74

	TRANSPORTATION SERVICES			3,668	0.06

	TRUCKING AND WAREHOUSING			22,163	0.35

	WATER TRANSPORTATION			65	0.00

	WHOLESALE TRADE-DURABLE GOODS
	Johnson & Johnson		1,651,142	91,969	1.45
	Other Securities			16,491	0.26

		TOTAL WHOLESALE TRADE-DURABLE GOODS		108,460	1.71

	WHOLESALE TRADE-NONDURABLE GOODS			48,579	0.77

		TOTAL COMMON STOCKS	(Cost $2,908,706)	3,832,522	60.29

	ISSUER

	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES discount notes
d	Federal Home Loan Bank (FHLB)	1.020%–1.255%, 07/07/04–08/18/04		136,445	2.15
	Federal Home Loan Mortgage Corp (FHLMC)	1.020%–1.165%, 07/06/04–11/15/04		92,068	1.45
d	Federal National Mortgage Association (FNMA)	1.000%–1.140%, 07/01/04–11/22/04		120,376	1.89

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			348,889	5.49

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 69

CREF Social Choice Account Top Holdings as of June 30, 2004 (Unaudited)     continued

				VALUE	% OF NET
ISSUER			PRINCIPAL	(000)	ASSETS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASED AGREEMENTS
Bear Stearns & Co. 1.500% Dated 6/30/04,			$46,981,000	$46,983	0.74%
Due 07/01/04 In The Amount Of $46,982,958
Fully Collateralized as follows:
Federal Home Loan Mortgage Corp (FHLMC)	3.091%–7.807%, 12/01/28–06/01/34	$13,296,953
Federal National Mortgage Association (FNMA)	3.052%–7.082%, 05/01/09–04/01/34	34,485,146

Total Market Value		47,782,099
Credit Suisse First Boston 1.490% Dated 06/30/04,			85,000,000	85,009	1.33
Due 07/01/04 In The Amount Of $85,008,736
Fully Collateralized as follows:
Government National Mortgage Association (GNMA)	4.000%–7.000%, 01/15/17–09/15/45	84,621,756

Total Market Value		84,621,756
Goldman Sachs & Co. 1.500% Dated 06/30/04,			50,000,000	50,002	0.79
Due 07/01/04 In The Amount Of $50,002,083
Fully Collateralized as follows:
U.S. Treasury Note	6.750%, 05/15/05	50,589,587

Total Market Value		50,589,587
Merrill Lynch & Co. Inc, 1.400% Dated 06/30/04,			300,000	300	0.00
Due 07/01/04 In The Amount Of $300,012
Fully Collateralized as follows:
Federal Home Loan Mortgage Corp (FHLMC)	3.000%–6.650%, 06/15/11–07/15/34	113,058
Federal National Mortgage Association (FNMA)	2.2502%–6.9202%, 11/25/14–09/25/42	191,815

Total Market Value		304,873
Merrill Lynch & Co. Inc, 1.400% Dated 06/30/04,			28,481,000	28,482	0.45
Due 07/01/04 In The Amount Of $28,482,108
Fully Collateralized as follows:
Federal Home Loan Mortgage Corp (FHLMC)	3.091%–6.650%, 06/15/11–03/15/34	11,083,614
Federal National Mortgage Association (FNMA)	2.2502%–6.972%, 10/25/11–10/01/42	17,860,009

Total Market Value		28,943,623
Morgan Stanley & Co. Inc, 1.300% Dated 06/30/04,			730,000	730	0.01
Due 07/01/04 In The Amount Of $730,026
Fully Collateralized as follows:
U.S. Treasury Bond	5.5250%–6.750%, 08/15/26–02/15/31	$ 545,353
U.S. Treasury Inflation Index	3.375%–3.625%, 01/15/07–01/15/08	152,328
U.S. Treasury Strips	0.00%, 02/15/15–05/15/17	38,296

Total Market Value		735,977

70 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

CREF Social Choice Account Top Holdings as of June 30, 2004 (Unaudited)     concluded

				VALUE	% OF NET
COMPANY			PRINCIPAL	(000)	ASSETS

Morgan Stanley & Co. Inc, 1.500% Dated 6/30/04,			$30,856,000	$ 30,857	0.49%
Due 07/01/04 In The Amount Of $30,857,286
Fully Collateralized as follows:
Federal Home Loan Bank (FHLB)	1.875%, 06/15/06	$ 1,165,065
Federal Home Loan Mortgage Corp (FHLMC)	2.150%–5.750%, 11/15/04–03/05/19	15,783,542

Federal National Mortgage Association (FNMA)	2.500%–6.625%, 12/22/04–11/15/30	13,737,893
U.S. Treasury Note	1.500%, 02/28/05	543,701

Total Market Value		31,230,201
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				242,363	3.81%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $591,059)		591,252	9.30

	TOTAL PORTFOLIO	(Cost $5,922,944)		6,828,390	107.41%

	OTHER ASSETS & LIABILITIES, NET			(470,979)	(7.41)

	NET ASSETS			$6,357,411	100.00%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
h	These securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
†	As provided by Moody’s Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration

SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 71

CREF Inflation-Linked Bond Account Top Holdings as of June 30, 2004 (Unaudited)

					VALUE	% OF NET
	COMPANY			PRINCIPAL	(000)	ASSETS

	GOVERNMENT BONDS
	U.S. TREASURY SECURITIES
k	United States Treasury Inflation Indexed Bonds		3.375%, 01/15/07	$245,541,346	$ 262,997	9.19%
k	United States Treasury Inflation Indexed Bonds		3.625%, 01/15/08	253,599,589	277,058	9.68
k	United States Treasury Inflation Indexed Bonds		3.875%, 01/15/09	227,862,707	254,030	8.88
k	United States Treasury Inflation Indexed Bonds		4.250%, 01/15/10	158,656,332	181,612	6.35
k	United States Treasury Inflation Indexed Bonds		3.500%, 01/15/11	157,230,391	174,623	6.10
k	United States Treasury Inflation Indexed Bonds		3.375%, 01/15/12	82,151,815	91,009	3.18
k	United States Treasury Inflation Indexed Bonds		3.000%, 07/15/12	292,477,235	316,241	11.05
k	United States Treasury Inflation Indexed Bonds		1.875%, 07/15/13	259,046,973	255,972	8.95
k	United States Treasury Inflation Indexed Bonds		2.000%, 01/15/14	269,429,855	267,829	9.36
k	United States Treasury Inflation Indexed Bonds		3.625%, 04/15/28	240,652,521	293,822	10.27
k	United States Treasury Inflation Indexed Bonds		3.875%, 04/15/29	276,784,245	353,155	12.34
e,k	United States Treasury Inflation Indexed Bonds		3.375%, 04/15/32	66,862,633	81,427	2.84

	TOTAL U.S. TREASURY SECURITIES				2,809,775	98.19

	TOTAL GOVERNMENT BONDS			(Cost 2,709,880)	2,809,775	98.19

	SHORT-TERM INVESTMENTS
	COMMERCIAL PAPER
	Links Finance LLC		1.470%, 07/01/04	15,300,000	15,299	0.53

	TOTAL COMMERCIAL PAPER				15,299	0.53

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
	REPURCHASE AGREEMENTS
	Bear Stearns & Co. 1.500% Dated 06/30/04,			22,171,000	22,172	0.78
	Due 07/01/04 In The Amount Of $22,171,924
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC)	3.091%–7.807%, 12/01/28–06/01/34	$6,275,051
	Federal National Mortgage Association (FNMA)	3.052%–7.082, 05/01/09–04/01/34	16,273,999

	Total Market Value		22,549,050

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				22,172	0.78

	TOTAL SHORT-TERM INVESTMENTS			(Cost $37,471)	37,471	1.31

	TOTAL PORTFOLIO			(Cost $2,747,351)	2,847,246	99.50%
	OTHER ASSETS & LIABILITIES, NET				14,355	0.50

			NET ASSETS		$2,861,601	100.00%

e	All or a portion of these securities are out on loan.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

72 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS

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SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 73

Statements of Assets and Liabilities (Unaudited)

College Retirement Equities Fund

June 30, 2004 (amounts in thousands, except amounts per accumulation unit)
	Stock	Growth	Global Equities	Money Market
	Account	Account	Account	Account

ASSETS
Portfolio investments, at cost:
Unaffiliated issuers	$ 85,848,556	$10,961,155	$ 8,522,320	$ 6,842,986
Affiliated issuers	48,125	—	—	—

Portfolio investments, at value:
Unaffiliated issuers	105,456,724	11,711,212	9,312,616	6,839,552
Affiliated issuers	63,711	—	—	—

Total portfolio investments, at value (including securities loaned of $3,102,864, $412,221, $322,039 and $—, respectively)	105,520,435	11,711,212	9,312,616	6,839,552
Cash	309,960	102,242	18,241	8,077
Cash-foreign (cost of $41,444, $—, $11,959 and $—, respectively)	41,382	—	11,962	—
Dividends and interest receivable	96,409	8,646	6,880	3,735
Receivable from securities transactions	659,050	179,125	57,184	186
Receivable for variation margin on open futures contracts	593	—	221	—
Amounts due from TIAA	40,700	14,459	9,822	5,497

Total assets	106,668,529	12,015,684	9,416,926	6,857,047

LIABILITIES
Deposits for securities loaned-Note 3	3,262,460	418,268	335,655	—
Amount due to banks	144,664	—	9,338	—
Payable for securities transactions	692,688	266,097	41,389	8,087

Total liabilities	4,099,812	684,365	386,382	8,087

NET ASSETS
Accumulation Fund	87,693,810	11,115,430	8,795,418	6,615,791
Annuity Fund	14,874,907	215,889	235,126	233,169

Total net assets	$102,568,717	$11,331,319	$ 9,030,544	$ 6,848,960

Accumulation units outstanding – Notes 4 and 5	498,696	198,668	124,014	302,491

Net asset value per accumulation unit – Note 4	$175.85	$55.95	$70.92	$21.87

74 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 75

Statements of Assets and Liabilities (Unaudited) (continued)

College Retirement Equities Fund

June 30, 2004 (amounts in thousands, except amounts per accumulation unit)
	Equity Index	Bond Market	Social Choice	Inflation-Linked
	Account	Account	Account	Bond Account

ASSETS
Portfolio investments, at cost:
Unaffiliated issuers	$7,328,052	$ 6,123,794	$5,922,944	$2,747,351
Affiliated issuers	—	3,171	—	—

Portfolio investments, at value:
Unaffiliated issuers	8,360,644	6,083,775	6,828,390	2,847,246
Affiliated issuers	—	3,395	—	—

Total portfolio investments, at value (including securities loaned of $208,303, $340,920, $323,442 and $21,789, respectively)	8,360,644	6,087,170	6,828,390	2,847,246
Cash	50,549	881	1,085	—
Dividends and interest receivable	7,550	41,162	23,158	32,427
Receivable from securities transactions	51,201	95,617	45,633	1,356
Receivable for variation margin on open futures contracts	257	—	—	—
Amounts due from TIAA	8,778	5,057	6,133	3,012

Total assets	8,478,979	6,229,887	6,904,399	2,884,041

LIABILITIES
Deposits for securities loaned-Note 3	216,805	346,944	329,476	22,172
Amount due to banks	43,354	—	8,066	268
Payable for securities transactions	102,577	686,060	209,446	—

Total liabilities	362,736	1,033,004	546,988	22,440

NET ASSETS
Accumulation Fund	7,931,222	5,038,485	6,139,320	2,740,030
Annuity Fund	185,021	158,398	218,091	121,571

Total net assets	$8,116,243	$5,196,883	$6,357,411	$2,861,601

Accumulation units outstanding – Notes 4 and 5	109,399	70,232	60,043	64,281

Net asset value per accumulation unit – Note 4	$72.50	$71.74	$102.25	$42.63

76 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 77

Statements of Operations (Unaudited)

College Retirement Equities Fund

Six Months Ended June 30, 2004 (amounts in thousands)
	Stock	Growth	Global Equities	Money Market
	Account	Account	Account	Account

INVESTMENT INCOME
Income:
Interest	$ 28,336	$ 4,628	$ 4,667	$ 37,526
Dividends:
Unaffiliated issuers	960,378	53,772	91,038	—
Affiliated issuers	139	—	—	—

Total income	988,853	58,400	95,705	37,526

EXPENSES – NOTE 2:
Investment	66,776	10,211	8,370	2,232
Operating	143,630	16,001	12,104	9,917

Total expenses	210,406	26,212	20,474	12,149

Investment income – net	778,447	32,188	75,231	25,377

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS – NOTE 3
Net realized gain (loss) on:
Portfolio investments	6,315,110	62,423	624,419	(396)
Futures transactions	14,661	—	2,055	—
Foreign currency transactions	(4,181)	—	(442)	—

Net realized gain (loss) on total investments	6,325,590	62,423	626,032	(396)

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	(3,690,530)	126,896	(370,192)	(3,321)
Futures transactions	(5,313)	—	(1,959)	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(697)	—	(34)	—

Net change in unrealized appreciation (depreciation) on total investments	(3,696,540)	126,896	(372,185)	(3,321)

Net realized and unrealized gain (loss) on total investments	2,629,050	189,319	253,847	(3,717)

Net increase in net assets resulting from operations	$ 3,407,497	$ 221,507	$ 329,078	$ 21,660

78 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 79

Statements of Operations (Unaudited) (continued)

College Retirement Equities Fund

Six Months Ended June 30, 2004 (amounts in thousands)
	Equity Index	Bond Market	Social Choice	Inflation-Linked
	Account	Account	Account	Bond Account

INVESTMENT INCOME
Income:
Interest	$ 1,555	$ 113,188	$ 49,355	$ 67,656
Dividends:
Unaffiliated issuers	62,888	—	28,232	—
Affiliated issuers	—	123	—	—

Total income	64,443	113,311	77,587	67,656

EXPENSES – NOTE 2:
Investment	2,963	2,925	2,626	1,457
Operating	10,949	7,743	8,700	3,910

Total expenses	13,912	10,668	11,326	5,367

Investment income – net	50,531	102,643	66,261	62,289

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS – NOTE 3
Net realized gain on:
Portfolio investments	9,235	9,749	42,153	37,722
Futures transactions	1,275	—	—	—

Net realized gain on total investments	10,510	9,749	42,153	37,722

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	196,807	(110,426)	51,707	(65,428)
Futures transactions	85	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	196,892	(110,426)	51,707	(65,428)

Net realized and unrealized gain (loss) on total investments	207,402	(100,677)	93,860	(27,706)

Net increase in net assets resulting from operations	$ 257,933	$ 1,966	$ 160,121	$ 34,583

80 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 81

Statements of Cash Flows (Unaudited)

College Retirement Equities Fund

Six Months Ended June 30, 2004 (amounts in thousands)
	Bond Market	Social Choice
	Account	Account

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$ 1,966	$ 160,121
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term securities	2,697,798	907,651
Purchases of long-term securities	(1,464,100)	(841,556)
Purchases of short-term investments-net	(37,857)	(74,919)
Increase (decrease) in receivables	8,716	(5,967)
Increase in payables	116,695	15,859
Net realized gain on total investments	(9,749)	(42,153)
Net change in unrealized gain (loss) on total investments	110,426	(51,707)

Net cash provided by operating activities	1,423,895	67,329

CASH FLOWS FROM FINANCING ACTIVITIES:
Premiums	236,114	296,628
Net transfers to TIAA	(52,774)	(781)
Net transfers to other CREF Accounts and affiliated mutual funds	(284,601)	85,518
Annuity payments	(15,009)	(11,487)
Withdrawals and death benefits	(97,618)	(65,910)
Payments from participation in dollar roll transactions-net	(1,213,588)	(380,932)

Net cash used in financing activities	(1,427,476)	(76,964)

Decrease in cash	(3,581)	(9,635)
CASH
Beginning of year	4,462	10,720

End of period	$ 881	$ 1,085

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College Retirement Equities Fund 2004 Semiannual Report | 83

Statements of Changes in Net Assets

College Retirement Equities Fund

(amounts in thousands)
	Stock Account		Growth Account		Global Equities Account

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
FROM OPERATIONS
Investment income-net	$ 778,447	$ 1,195,623	$ 32,188	$ 64,689	$ 75,231	$ 102,747
Net realized gain (loss) on total investments	6,325,590	1,602,251	62,423	(322,758)	626,032	(113,549)
Net change in unrealized appreciation (depreciation) on total investments	(3,696,540)	21,184,142	126,896	2,556,755	(372,185)	1,971,742

Net increase in net assets resulting from operations	3,407,497	23,982,016	221,507	2,298,686	329,078	1,960,940

FROM PARTICIPANT TRANSACTIONS
Premiums	1,724,124	3,019,405	617,434	1,177,883	402,660	694,121
Net transfers from (to) TIAA	(345,399)	(326,411)	(2,407)	105,619	17,713	42,757
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(109,760)	352,851	(391,709)	(51,495)	194,176	164,809
Annuity payments	(695,949)	(1,385,945)	(13,015)	(26,288)	(12,625)	(23,096)
Withdrawals and death benefits	(1,036,137)	(1,568,666)	(142,223)	(205,901)	(104,869)	(132,810)

Net increase (decrease) in net assets resulting from participant transactions	(463,121)	91,234	68,080	999,818	497,055	745,781

Net increase in net assets	2,944,376	24,073,250	289,587	3,298,504	826,133	2,706,721
NET ASSETS
Beginning of year	99,624,341	75,551,091	11,041,732	7,743,228	8,204,411	5,497,690

End of period	$102,568,717	$99,624,341	$11,331,319	$11,041,732	$9,030,544	$8,204,411

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Statements of Changes in Net Assets (continued)

College Retirement Equities Fund

(amounts in thousands)
	Money Market Account		Equity Index Account		Bond Market Account

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
FROM OPERATIONS
Investment income-net	$ 25,377	$ 56,349	$ 50,531	$ 77,027	$ 102,643	$ 213,349
Net realized gain (loss) on total investments	(396)	93	10,510	(37,056)	9,749	131,247
Net change in unrealized appreciation (depreciation) on total investments	(3,321)	(1,578)	196,892	1,560,097	(110,426)	(104,349)

Net increase in net assets resulting from operations	21,660	54,864	257,933	1,600,068	1,966	240,247

FROM PARTICIPANT TRANSACTIONS
Premiums	349,023	724,489	403,682	677,897	236,114	486,904
Net transfers from (to) TIAA	(134,373)	(221,449)	41,239	46,038	(52,774)	(65,052)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	10,394	(542,853)	93,450	502,030	(284,601)	(821,066)
Annuity payments	(23,995)	(53,009)	(13,160)	(22,780)	(15,009)	(32,614)
Withdrawals and death benefits	(281,509)	(554,407)	(98,948)	(122,986)	(97,618)	(185,828)

Net increase (decrease) in net assets resulting from participant transactions	(80,460)	(647,229)	426,263	1,080,199	(213,888)	(617,656)

Net increase (decrease) in net assets	(58,800)	(592,365)	684,196	2,680,267	(211,922)	(377,409)
NET ASSETS
Beginning of year	6,907,760	7,500,125	7,432,047	4,751,780	5,408,805	5,786,214

End of period	$6,848,960	$6,907,760	$8,116,243	$ 7,432,047	$5,196,883	$5,408,805

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Statements of Changes in Net Assets (continued)

College Retirement Equities Fund

(amounts in thousands)
	Social Choice Account		Inflation-Linked Bond Account

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
FROM OPERATIONS
Investment income-net	$ 66,261	$ 111,594	$ 62,289	$ 105,820
Net realized gain on total investments	42,153	13,948	37,722	104,049
Net change in unrealized appreciation (depreciation) on total investments	51,707	790,707	(65,428)	(27,211)

Net increase in net assets resulting from operations	160,121	916,249	34,583	182,658

FROM PARTICIPANT TRANSACTIONS
Premiums	296,628	517,472	141,361	285,521
Net transfers to TIAA	(781)	(5,405)	(25,366)	(55,953)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	85,518	201,602	240,603	(366,415)
Annuity payments	(11,487)	(21,151)	(8,474)	(15,746)
Withdrawals and death benefits	(65,910)	(97,695)	(43,288)	(77,917)

Net increase (decrease) in net assets resulting from participant transactions	303,968	594,823	304,836	(230,510)

Net increase (decrease) in net assets	464,089	1,511,072	339,419	(47,852)
NET ASSETS
Beginning of year	5,893,322	4,382,250	2,522,182	2,570,034

End of period	$6,357,411	$5,893,322	$2,861,601	$2,522,182

88 | 2004 Semiannual Report College Retirement Equities Fund	SEE NOTES TO FINANCIAL STATEMENTS	College Retirement Equities Fund 2004 Semiannual Report | 89

Notes to Financial Statements

College Retirement Equities Fund

Note 1—Significant Accounting Policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Growth, Global Equities, Money Market, Equity Index, Bond Market, Social Choice and Inflation-Linked Bond Accounts (“Accounts”). The financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of Investments. Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Dollar Roll Transactions. The Accounts may enter into dollar rolls in which an Account sells securities for delivery in the current month and simultaneously contracts to re-

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Notes to Financial Statements (continued)

purchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance an Account’s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Market and Social Choice Accounts result in borrowing requiring the presentation of a statement of cash flows.

Repurchase Agreements. The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Accounts’ agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign Currency Transactions and Translation. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts. The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Securities Lending. The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction.

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Notes to Financial Statements (continued)

Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts. The Accounts may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal Income Taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Note 2—Management Agreements

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with CREF. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services for the CREF Accounts and distribution functions for the Accounts’ certificates are provided by TIAA-CREF Individual & Institutional Services, LLC (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a

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Notes to Financial Statements (continued)

registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the fees as close as possible to each Account’s actual expenses. Any differences between actual expenses and the fees are adjusted quarterly.

TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

Note 3—Investments

At June 30, 2004, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

	Stock	Growth	Global Equities	Equity Index
	Account	Account	Account	Account

Market value of securities loaned	$3,102,864,383	$412,221,096	$322,038,696	$208,302,840
Cash collateral	3,262,460,471	418,267,771	335,655,214	216,804,622

	Bond Market	Social Choice	Inflation-Linked
	Account	Account	Bond Account

Market value of securities loaned	$340,920,112	$323,442,100	$21,788,543
Cash collateral	346,943,826	329,476,453	22,171,924

At June 30, 2004, net unrealized appreciation (depreciation) of portfolio investments for each of the Accounts, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

Stock Account	$22,670,875,261	$3,047,121,261	$19,623,754,000
Growth Account	1,084,310,565	334,253,301	750,057,264
Global Equities Account	938,549,545	148,253,545	790,296,000
Money Market Account	12,264	3,446,423	(3,434,159)
Equity Index Account	1,637,145,737	604,553,554	1,032,592,183
Bond Market Account	49,426,559	89,221,254	(39,794,695)
Social Choice Account	1,154,879,696	249,433,505	905,446,191
Inflation-Linked Bond Account	125,194,900	25,299,634	99,895,266

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Notes to Financial Statements (continued)

At June 30, 2004, the Stock, Global Equities and Equity Index Accounts held open futures contracts as follows:

	Number of	Market	Expiration	Unrealized
	Open Contracts	Value	Date	Gain

STOCK ACCOUNT
S&P 500 Index	516	$147,111,600	September 2004	$775,559

GLOBAL EQUITIES ACCOUNT
S&P 500 Index	192	$ 54,739,200	September 2004	$310,944

EQUITY INDEX ACCOUNT
E-mini S&P 500 Index	885	$ 50,462,700	September 2004	$175,586
E-mini Russell 2000 Index	139	8,233,665	September 2004	271,032

				$446,618

Companies in which the Accounts held 5% or more of the outstanding voting shares are defined as “affiliated” in the Investment Company Act of 1940. Additionally, investments in affiliated investment companies are treated as affiliated. Information regarding transactions with affiliated companies is as follows:

	Stock	Bond Market
	Account	Account

Value of affiliated companies at June 30, 2004	$63,710,811	$3,395,336
For the six months ended June 30, 2004:
Dividend income	138,831	122,962

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Accounts for the six months ended June 30, 2004, were as follows:

	Stock	Growth	Global Equities	Equity Index
	Account	Account	Account	Account

Purchases:
Unaffiliated companies	$30,066,679,597	$4,143,726,506	$4,655,578,835	$638,490,243
Affiliated companies	1,386,467	—	—	—

Total Purchases	$30,068,066,064	$4,143,726,506	$4,655,578,835	$638,490,243

Sales:
Unaffiliated companies	$29,515,134,610	$4,042,502,412	$4,104,226,308	$152,669,518
Affiliated companies	—	—	—	—

Total Sales	$29,515,134,610	$4,042,502,412	$4,104,226,308	$152,669,518

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Notes to Financial Statements (continued)

	Bond Market	Social Choice	Inflation-Linked
	Account	Account	Bond Account

Purchases:
Unaffiliated companies	$2,840,444,217	$1,312,664,984	$3,049,238,190
Affiliated companies	122,962	—	—

Total Purchases	$2,840,567,179	$1,312,664,984	$3,049,238,190

Sales:
Unaffiliated companies	$2,849,427,326	$ 952,327,427	$2,733,058,551
Affiliated companies:	—	—	—

Total Sales	$2,849,427,326	$ 952,327,427	$2,733,058,551

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Notes to Financial Statements (continued)

Note 4—Condensed Financial Information

Selected condensed financial information for an Accumulation Unit of each Account is presented below.

	Stock Account						Growth Account

	For the Six						For the Six
	Months Ended	For the Year Ended December 31,					Months Ended	For the Year Ended December 31,

	June 30, 2004 (a)	2003	2002	2001	2000	1999	June 30, 2004 (a)	2003	2002	2001	2000	1999

	(Unaudited)						(Unaudited)
Per Accumulation Unit Data:
Investment income	$ 1.691	$ 2.796	$ 2.476	$ 2.432	$ 2.472	$ 2.567	$ .289	$ .606	$ .488	$ .387	$ .509	$ .592
Expenses	.360	.746	.638	.693	.626	.607	.130	.265	.231	.278	.320	.278

Investment income-net	1.331	2.050	1.838	1.739(b)	1.846	1.960	.159	.341	.257	.109(b)	.189	.314
Net realized and unrealized gain (loss) on total investments	4.522	39.127	(35.535)	(27.951)(b)	(19.231)	34.478	0.952	11.572	(18.704)	(18.345)(b)	(20.788)	24.276

Net increase (decrease) in Accumulation Unit Value	5.853	41.177	(33.697)	(26.212)	(17.385)	36.438	1.111	11.913	(18.447)	(18.236)	(20.599)	24.590
Accumulation Unit Value:
Beginning of year	169.993	128.816	162.513	188.725	206.110	169.672	54.838	42.925	61.372	79.608	100.207	75.617

End of period	$175.846	$169.993	$128.816	$162.513	$188.725	$206.110	$55.949	$54.838	$42.925	$61.372	$79.608	$100.207

Total Return	3.44%	31.97%	(20.73)%	(13.89)%	(8.43)%	21.48%	2.03%	27.75%	(30.06)%	(22.91)%	(20.56)%	32.52%
Ratios to Average Net Assets:
Expenses	0.21%	0.52%	0.44%	0.41%	0.31%	0.33%	0.23%	0.54%	0.46%	0.43%	0.31%	0.34%
Investment income-net	0.77%	1.43%	1.28%	1.03%(b)	0.91%	1.07%	0.29%	0.70%	0.51%	0.17%(b)	0.18%	0.38%
Portfolio Turnover Rate	29.27%	47.46%	31.19%	29.41%	32.65%	29.26%	36.21%	76.41%	53.99%	44.40%	37.18%	69.26%
Thousands of Accumulation Units outstanding at end of period	498,696	499,306	493,295	508,889	525,111	543,589	198,668	197,453	176,249	171,149	166,751	131,646

(a)	The percentages shown for this period are not annualized.
(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Stock Account, the effect of this change for the year ended December 31, 2001 was to increase investment income-net per Accumulation Unit by $.006, and increase net realized and unrealized loss per Accumulation Unit by $.006. For the Growth Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.002, and decrease net realized and unrealized loss per Accumulation Unit by $.002. For the ratio of investment income—net to average net assets, there was no effect for the Stock and Growth Accounts for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

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Notes to Financial Statements (continued)

	Global Equities Account						Money Market Account

	For the Six						For the Six
	Months Ended	For the Year Ended December 31,					Months Ended	For the Year Ended December 31,

	June 30, 2004 (a)	2003	2002	2001	2000	1999	June 30, 2004 (a)	2003	2002	2001	2000	1999

	(Unaudited)						(Unaudited)
Per Accumulation Unit Data:
Investment income	$ .765	$ 1.249	$ .956	$ .985	$ .946	$ .959	$ .121	$ .264	$ .407	$ .888	$ 1.273	$ .976
Expenses	.164	.325	.281	.320	.325	.300	.039	.097	.082	.069	.055	.057

Investment income-net	.601	.924	.675	.665(b)	.621	.659	.082	.167	.325	.819	1.218	.919
Net realized and unrealized gain (loss) on total investments	2.087	16.227	(14.853)	(16.493)(b)	(16.281)	24.976	(.012)	(.004)	(.005)	.009	.007	(.005)

Net increase (decrease) in Accumulation Unit Value	2.688	7.151	(14.178)	(15.828)	(15.660)	25.635	.070	.163	.320	.828	1.225	.914
Accumulation Unit Value:
Beginning of year	68.235	51.084	65.262	81.090	96.750	71.115	21.801	21.638	21.318	20.490	19.265	18.351

End of period	$70.923	$68.235	$51.084	$65.262	$81.090	$96.750	$21.871	$21.801	$21.638	$21.318	$20.490	$19.265

Total Return	3.94%	33.57%	(21.72)%	(19.52)%	(16.19)%	36.05%	0.32%	0.75%	1.50%	4.04%	6.36%	4.98%
Ratios to Average Net Assets:
Expenses	0.24%	0.57%	0.49%	0.46%	0.35%	0.39%	0.18%	0.45%	0.38%	0.33%	0.28%	0.30%
Investment income-net	0.87%	1.60%	1.18%	0.95%(b)	0.68%	0.85%	0.38%	0.77%	1.51%	3.88%	6.12%	4.90%
Portfolio Turnover Rate	48.23%	139.61%	95.70%	111.91%	98.06%	81.30%	—	—	—	—	—	—
Thousands of Accumulation Units outstanding at end of period	124,014	117,021	104,438	99,558	99,622	89,492	302,491	305,732	334,898	338,791	315,206	354,754

(a)	The percentages shown for this period are not annualized.
(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Global Equities Account, the effect of this change for the year ended December 31, 2001 was to increase investment income-net per Accumulation Unit by $.001, and increase net realized and unrealized loss per Accumulation Unit by $.001. For the ratio of investment income—net to average net assets, there was no effect for the Global Equities Account for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

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Notes to Financial Statements (continued)

	Equity Index Account						Bond Market Account

	For the Six						For the Six
	Months Ended	For the Year Ended December 31,					Months Ended	For the Year Ended December 31,

	June 30, 2004 (a)	2003	2002	2001	2000	1999	June 30, 2004 (a)	2003	2002	2001	2000	1999

	(Unaudited)						(Unaudited)
Per Accumulation Unit Data:
Investment income	$ .588	$ 1.073	$ 1.003	$ .973	$ 1.055	$ 1.012	$ 1.539	$ 2.946	$ 3.317	$ 3.258	$ 3.636	$ 3.289
Expenses	.127	.278	.248	.258	.233	.225	.145	.347	.261	.242	.174	.166

Investment income-net	.461	.795	.755	.715(b)	.822	.787	1.394	2.599	3.056	3.016(b)	3.462	3.123
Net realized and unrealized gain (loss) on total investments	1.944	15.521	(15.713)	(9.849)(b)	(7.216)	13.733	(1.367)	.377	3.236	1.571(b)	2.621	(3.711)

Net increase (decrease) in Accumulation Unit Value	2.405	16.316	(14.958)	(9.134)	(6.394)	14.520	.027	2.976	6.292	4.587	6.083	(.588)
Accumulation Unit Value:
Beginning of year	70.093	53.777	68.735	77.869	84.263	69.743	71.713	68.737	62.445	57.858	51.775	52.363

End of period	$72.498	$70.093	$53.777	$68.735	$77.869	$84.263	$71.740	$71.713	$68.737	$62.445	$57.858	$51.775

Total Return	3.43%	30.34%	(21.76)%	(11.73)%	(7.59)%	20.82%	0.04%	4.33%	10.08%	7.93%	11.75%	(1.12)%
Ratios to Average Net Assets:
Expenses	0.18%	0.46%	0.41%	0.37%	0.28%	0.30%	0.20%	0.49%	0.41%	0.43%	0.33%	0.32%
Investment income-net	0.65%	1.33%	1.26%	1.02%(b)	0.98%	1.05%	1.93%	3.69%	4.75%	5.36%(b)	6.50%	6.03%
Portfolio Turnover Rate	1.97%	3.40%	7.02%	6.14%	9.42%	4.89%	56.15%	163.84%	249.41%	257.02%	377.44%(c)	656.58%
Thousands of Accumulation Units outstanding at end of period	109,399	103,603	86,020	75,254	62,018	57,249	70,232	73,111	81,952	71,368	54,745	54,918

(a)	The percentages shown for this period are not annualized.
(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Equity Index Account, the change had no effect on the condensed financial information. For the Bond Market Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.067, increase net realized and unrealized gain per Accumulation Unit by $.067 and decrease the ratio of investment income-net to average net assets by .12%. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	During 2000, the Bond Market began structuring dollar rolls as financing transactions, had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover rate for the year ended December 31, 2000 would have been 552.94%.

100 | 2004 Semiannual Report College Retirement Equities Fund	College Retirement Equities Fund 2004 Semiannual Report | 101

Notes to Financial Statements (continued)

	Social Choice Account						Inflation-Linked Bond Account

	For the Six						For the Six
	Months Ended	For the Year Ended December 31,					Months Ended	For the Year Ended December 31,

	June 30, 2004 (a)	2003	2002	2001	2000	1999	June 30, 2004 (a)	2003	2002	2001	2000	1999

	(Unaudited)						(Unaudited)
Per Accumulation Unit Data:
Investment income	$ 1.276	$ 2.418	$ 2.687	$ 2.766	$ 3.188	$ 2.898	$ 1.011	$ 1.764	$ 1.797	$ 1.816	$ 2.113	$ 1.730
Expenses	.186	.422	.337	.352	.282	.293	.080	.193	.147	.122	.083	.099

Investment income-net	1.090	1.996	2.350	2.414(b)	2.906	2.605	.931	1.571	1.650	1.694(b)	2.03	1.631
Net realized and unrealized gain (loss) on total investments	1.578	14.293	(10.756)	(7.003)(b)	(2.582)	6.752	(.242)	1.395	3.817	.692(b)	1.491	(1.062)

Net increase (decrease) in Accumulation Unit Value	2.668	16,289	(8.406)	(4.589)	0.324	9.357	0.689	2.966	5.467	2.386	3.521	0.569
Accumulation Unit Value:
Beginning of year	99.580	83.291	91.697	96.286	95.962	86.605	41.937	38.971	33.504	31.118	27.597	27.028

End of period	$102.248	$99.580	$83.291	$91.697	$96.286	$95.962	$42.626	$41.937	$38.971	$33.504	$31.118	$27.597

Total Return	2.68%	19.56%	(9.17)%	(4.77)%	0.34%	10.80%	1.64%	7.61%	16.32%	7.67%	12.76%	2.10%
Ratios to Average Net Assets:
Expenses	0.18%	0.47%	0.39%	0.40%	0.30%	0.32%	0.19%	0.48%	0.41%	0.36%	0.29%	0.36%
Investment income-net	1.08%	2.22%	2.75%	2.77%(b)	3.04%	2.88%	2.25%	3.93%	4.56%	4.93%(b)	6.97%	5.99%
Portfolio Turnover Rate	15.72%	40.91%	92.82%	68.64%	117.10%(c)	206.44%	100.77%	239.72%	31.33%	42.16%	17.17%	54.35%
Thousands of Accumulation Units outstanding at end of period	60,043	57,111	50,707	46,290	42,550	41,355	64,281	57,499	63,825	35,274	15,188	4,757

(a)	The percentages shown for this period are not annualized.
(b)	As required, effective January 1, 2001, the Accounts adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Social Choice Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.019, increase net realized and unrealized loss per Accumulation Unit by $.019 and decrease the ratio of investment income-net to average net assets by .02%. For the Inflation-Linked Bond Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income—net per Accumulation Unit by $0.31, increase net realized and unrealized gain per Accumulation Unit by $0.31 and decrease the ratio of investment income—net to average net assets by .11%. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	During 2000, the Social Choice Account began structuring dollar rolls as financing transactions, had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover rate for the year ended December 31, 2000 would have been 196.05%.

102 | 2004 Semiannual Report College Retirement Equities Fund	College Retirement Equities Fund 2004 Semiannual Report | 103

Notes to Financial Statements (continued)

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding were as follows:

	Stock Account		Growth Account

	For the	For the	For the	For the
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2004	2003	June 30, 2004	2003

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	10,164,708	21,146,719	11,314,326	24,965,571
Cancelled for transfers, disbursements and amounts applied to the Annuity Fund	(10,774,588)	(15,135,851)	(10,099,494)	(3,761,744)
Outstanding:
Beginning of year	499,306,239	493,295,371	197,453,083	176,249,256

End of period	498,696,359	499,306,239	198,667,915	197,453,083

	Global Equities Account		Money Market Account

	For the	For the	For the	For the
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2004	2003	June 30, 2004	2003

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	5,897,623	12,386,162	16,300,723	33,351,596
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	1,095,024	197,226	(19,541,241)	(62,518,026)
Outstanding:
Beginning of year	117,021,148	104,437,760	305,731,978	334,898,408

End of period	124,013,795	117,021,148	302,491,460	305,731,978

	Equity Index Account		Bond Market Account

	For the	For the	For the	For the
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2004	2003	June 30, 2004	2003

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	5,726,936	11,367,099	3,332,406	6,951,319
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	68,376	6,215,862	(6,211,529)	(15,792,451)
Outstanding:
Beginning of year	103,603,273	86,020,312	73,111,214	81,952,346

End of period	109,398,585	103,603,273	70,232,091	73,111,214

104 | 2004 Semiannual Report College Retirement Equities Fund

Notes to Financial Statements (continued)

	Social Choice Account		Inflation-Linked Bond Account

	For the	For the	For the	For the
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2004	2003	June 30, 2004	2003

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	2,942,230	5,768,557	3,347,855	7,056,865
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(9,425)	634,823	3,434,027	(13,383,199)
Outstanding:
Beginning of year	57,110,503	50,707,123	57,498,983	63,825,317

End of period	60,043,308	57,110,503	64,280,865	57,498,983

Note 6—Line of Credit

Each of the Accounts, except the Bond Market and Money Market Accounts, participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2004, there were no borrowings under this credit facility by the Accounts.

The Bond Market and Social Choice Accounts participate in a letter of credit agreement in the amount of $25 million for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the six months ended June 30, 2004, there were no drawdowns under this agreement.

College Retirement Equities Fund 2004 Semiannual Report  |  105

2004 CREF Annual Meeting

Trustees

On June 15, 2004, at an annual meeting of Participants, the following persons were elected to serve on the Board.

Nominee	Dollars For	Percent	Dollars Witheld	Percent

Willard T. Carleton	$28,530,137,297	96.51%	$1,030,366,241	3.49%
Martin J. Gruber	28,531,279,413	96.52	1,029,224,125	3.48
Nancy L. Jacob	28,504,802,169	96.43	1,055,701,369	3.57
Bevis Longstreth	28,446,222,975	96.23	1,114,280,563	3.77
Bridget A. Macaskill	28,504,568,031	96.43	1,055,935,507	3.57
Stephen A. Ross	28,509,604,143	96.44	1,050,899,395	3.56
Maceo K. Sloan	28,455,649,285	96.26	1,104,854,253	3.74
Ahmed H. Zewail	28,359,872,120	95.94	1,200,631,418	4.06

Proposals

The following items were also voted upon by CREF Participants:

Participant Proposal I (to establish three new social choice equity accounts)

The proponent did not present Participant Proposal I at the annual meeting of Participants. As a result, no official vote was held on this item.

Participant Proposal II (to stop investing in companies supporting gun control)

Account	Dollars For	Percent	Dollars Against	Percent	Dollars Abstain	Percent

Overall CREF Accounts	$2,962,836,982	10.02%	$25,880,803,350	87.55%	$716,864,591	2.43%

Stock	2,069,593,399	9.60	18,965,967,505	87.98	521,067,709	2.42
Money Market	126,253,823	12.81	832,511,450	84.46	26,907,845	2.73
Bond	108,689,477	11.51	810,346,923	85.84	25,002,221	2.65
Social Choice	119,003,666	11.27	910,771,415	86.25	26,198,828	2.48
Global	163,355,763	10.90	1,299,382,212	86.66	36,610,600	2.44
Growth	183,299,607	11.36	1,395,031,655	86.43	35,618,307	2.21
Equity Index	134,134,660	10.00	1,177,926,212	87.83	29,127,773	2.17
Infl.-Linked Bond	58,506,587	10.38	488,865,977	86.72	16,331,309	2.90

106 | 2004 Semiannual Report College Retirement Equities Fund

2004 CREF Annual Meeting (continued)

Participant Proposal III (to divest from gold mining investments)

Account	Dollars For	Percent	Dollars Against	Percent	Dollars Abstain	Percent

Overall CREF Accounts	$2,537,156,772	8.58%	$25,476,184,989	86.18%	$1,547,163,161	5.24%

Stock	1,636,131,819	7.59	18,841,303,616	87.40	1,079,193,178	5.01
Money Market	90,341,105	9.17	837,709,976	84.99	57,622,038	5.84
Bond	97,199,788	10.30	791,937,496	83.89	54,901,337	5.81
Social Choice	242,447,648	22.96	720,856,823	68.26	92,669,439	8.78
Global	141,273,160	9.42	1,279,691,856	85.35	78,383,558	5.23
Growth	160,254,639	9.93	1,370,407,418	84.91	83,287,511	5.16
Equity Index	122,245,122	9.12	1,147,289,267	85.54	71,654,256	5.34
Infl.-Linked Bond	47,263,491	8.39	486,988,537	86.39	29,451,845	5.22

Participant Proposal IV (regarding an annual report on governance and social issues)

Account	Dollars For	Percent	Dollars Against	Percent	Dollars Abstain	Percent

Overall CREF Accounts	$4,893,110,719	16.55%	$22,944,473,492	77.62%	$1,722,920,712	5.83%

Stock	3,172,518,966	14.72	17,170,803,887	79.65	1,213,305,760	5.63
Money Market	197,453,953	20.03	719,822,065	73.03	68,397,101	6.94
Bond	187,998,929	19.92	691,629,815	73.26	64,409,877	6.82
Social Choice	382,828,099	36.25	591,525,978	56.02	81,619,833	7.73
Global	281,629,397	18.79	1,125,932,476	75.09	91,786,702	6.12
Growth	313,435,590	19.42	1,206,517,063	74.76	93,996,915	5.82
Equity Index	253,285,793	18.89	1,013,590,414	75.57	74,312,437	5.54
Infl.-Linked Bond	103,959,993	18.44	424,651,793	75.33	35,092,086	6.23

Participant Proposal V (to divest from tobacco investments)

Account	Dollars For	Percent	Dollars Against	Percent	Dollars Abstain	Percent

Overall CREF Accounts	$6,206,161,024	21.77%	$21,031,166,853	73.78%	$1,267,203,137	4.45%

Stock	4,554,235,180	21.13	16,051,935,866	74.46	950,457,567	4.41
Money Market	234,835,973	23.83	701,055,821	71.12	49,781,325	5.05
Bond	238,216,773	25.23	657,802,275	69.68	48,019,572	5.09
Global	350,487,954	23.38	1,081,671,620	72.14	67,189,001	4.48
Growth	391,885,349	24.28	1,157,695,599	71.73	64,368,621	3.99
Equity Index	303,567,737	22.63	978,215,211	72.94	59,405,697	4.43
Infl.-Linked Bond	132,932,058	23.58	402,790,460	71.46	27,981,355	4.96

College Retirement Equities Fund 2004 Semiannual Report  |  107

Management

Current CREF Board of Trustees and Executive Officers

Disinterested Trustees

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with CREF	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

WILLARD T. CARLETON	70	Trustee	One year term.	Donald R. Diamond Professor of Finance	53	None
4915 Camino Antonio			Trustee since 2003.	Emeritus, University of Arizona, College of
Tucson, AZ 85718-6005				Business and Public Administration. Formerly,
Donald R. Diamond Professor of Finance,
University of Arizona, 1999-2001, and Karl L.
Eller Professor of Finance, University of Arizona,
1984-1999. Trustee of TIAA, 1984-2003.

MARTIN J. GRUBER	66	Chairman of the	One year term.	Nomura Professor of Finance, New York	53	Director, Scudder Investments
New York University		Board of	Trustee since 2000.	University, Stern School of Business. Formerly,		(New York) Funds, Japan
Stern School of Business		Trustees		Chairman, Department of Finance, New York		Equity Fund, Inc., Singapore
Henry Kaufman Management				University, Stern School of Business, and		Fund, Inc., and the
Education Center				Trustee of TIAA, 1996-2000.		Thai Capital Fund, Inc.
44 West 4th Street, Suite 988
New York, NY 10012

NANCY L. JACOB	61	Trustee	One year term.	President and Managing Principal, Windermere	53	None
Windermere Investment Associates			Trustee since 1979.	Investment Associates. Formerly, Chairman and
121 S.W. Morrison Street				Chief Executive Officer, CTC Consulting, Inc.,
Suite 925				and Executive Vice President, U.S. Trust of the
Portland, OR 97204				Pacific Northwest.

BEVIS LONGSTRETH	70	Trustee	One year term.	Retired Partner, Debevoise & Plimpton. Formerly,	53	Member of the Board of Directors
Debevoise & Plimpton			Trustee since 1996.	Partner and Of Counsel of Debevoise & Plimpton,		of AMVESCAP, PLC and Chairman
919 Third Avenue				Adjunct Professor at Columbia University School		of the Finance Committee of the
New York, NY 10022-6225				of Law and Commissioner of the U.S. Securities		Rockefeller Family Fund.
and Exchange Commission.

BRIDGET A. MACASKILL	55	Trustee	One year term.	Formerly, Chairman, Oppenheimer Funds, Inc.,	53	Director, J Sainsbury plc and
160 East 81st Street			Trustee since 2003.	2000-2001. Chief Executive Officer, 1995-2001;		Prudential plc. International
New York, NY 10028				President, 1991-2000; and Chief Operating		Advisory Board, British-American
				Officer, 1989-1995 of that firm.		Business Council.

STEPHEN A. ROSS	60	Trustee	One year term.	Franco Modigliani Professor of Finance and	53	Director, Freddie Mac;
Sloan School of Management			Trustee since 1981.	Economics, Sloan School of Management,		Co-Chairman, Roll &
Massachusetts Institute of Technology				Massachusetts Institute of Technology,		Ross Asset Management
77 Massachusetts Avenue				Co-Chairman, Roll & Ross Asset Management		Corp.; and Principal, IV
Cambridge, MA 02139				Corp. Formerly, Sterling Professor of Economics		Capital, Ltd.
and Finance, Yale School of Management,
Yale University.

108 | 2004 Semiannual Report College Retirement Equities Fund	College Retirement Equities Fund 2004 Semiannual Report | 109

Disinterested Trustees (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with CREF	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

MACEO K. SLOAN	54	Trustee	One year term.	Chairman, President and Chief Executive Officer,	53	Director, SCANA Corporation
NCM Capital Management Group, Inc.			Trustee since 1991.	Sloan Financial Group, Inc., and Chairman and		and M&F Bancorp, Inc.
103 West Main Street, Suite 400				Chief Executive Officer, NCM Capital Management
Durham, NC 27701-3638				Group, Inc., since 1991.

AHMED H. ZEWAIL	58	Trustee	One year term.	Linus Pauling Professor of Chemistry and Professor of	53	None
California Institute of Technology			Trustee since 2004.	Physics, Caltech; and Director, NSF Laboratory for
Arthur Amos Noyes Laboratory of				Molecular Sciences (LMS), Caltech
Chemical Physics,
Mail Code 127-72
1200 East California Boulevard
Pasadena, CA 91125

A disinterested trustee is one who is independent, generally with no relationship to TIAA-CREF, the funds, or the accounts they oversee, apart from personal investments they have made as private individuals.

Executive Officers

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by
Name and Address	Age	with CREF	Length of Time Served	During Past 5 Years	Trustee

HERBERT M. ALLISON, JR.	60	President and	Indefinite term.	Chairman, President and Chief Executive	N/A
TIAA-CREF		Chief Executive	President and Chief	Officer of TIAA. President and Chief Executive
730 Third Avenue		Officer	Executive Officer	Officer of CREF, TIAA-CREF Mutual Funds,
New York, NY 10017-3206			since 2002.	TIAA-CREF Institutional Mutual Funds, TIAA-CREF
Life Funds and TIAA Separate Account VA-1
(these funds are collectively referred to as the
“TIAA-CREF Funds”). Formerly, President and
Chief Executive Officer of Alliance for LifeLong
Learning, Inc., 2000-2002. President, Chief
Operating Officer and Member of the Board of
Directors of Merrill Lynch & Co., Inc., 1997-1999.

GARY CHINERY	54	Vice President and	Indefinite term.	Vice President of TIAA and Treasurer of TIAA	N/A
TIAA-CREF		Treasurer	Vice President and	and the TIAA-CREF Funds.
730 Third Avenue			Treasurer since 2004.
New York, NY 10017-3206

SCOTT C. EVANS	45	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the	N/A
TIAA-CREF		President	Executive Vice President	TIAA-CREF Funds. Executive Vice President of
730 Third Avenue			since 1997.	TIAA-CREF Investment Management, LLC (“Investment
New York, NY 10017-3206			Chief Investment Officer	Management”) and Teachers Advisors, Inc. (“Advisors”)
			since 2004.	and Director of TIAA-CREF Life Insurance Company
(“TIAA-CREF Life”).

110 | 2004 Semiannual Report College Retirement Equities Fund	College Retirement Equities Fund 2004 Semiannual Report | 111

Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by
Name and Address	Age	with CREF	Length of Time Served	During Past 5 Years	Trustee

I. STEVEN GOLDSTEIN	51	Executive Vice	Indefinite term.	Executive Vice President, Public Affairs, of TIAA	N/A
TIAA-CREF		President	Executive Vice President	and the TIAA-CREF Funds. Formerly, Advisor
730 Third Avenue			since 2003.	for McKinsey & Company, 2003; Vice President,
New York, NY 10017-3206				Corporate Communications for Dow Jones & Co.
and The Wall Street Journal, 2001-2002; and
Senior Vice President and Chief Communications
Officer for Insurance Information Institute,
1993-2001.

E. LAVERNE JONES	55	Vice President and	Indefinite term.	Vice President and Corporate Secretary of TIAA	N/A
TIAA-CREF		Corporate Secretary	Vice President and	and the TIAA-CREF Funds.
730 Third Avenue			Corporate Secretary
New York, NY 10017-3206			since 1998.

SUSAN S. KOZIK	46	Executive Vice	Indefinite term.	Executive Vice President and Chief Technology	N/A
TIAA-CREF		President	Executive Vice President	Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue			since 2003.	Formerly, Vice President of IT Operations and
New York, NY 10017-3206				Services, Lucent Technologies, 2000-2003; and
Senior Vice President and Chief Technology
Officer, Penn Mutual Life Insurance Company,
1997-2000.

GEORGE W. MADISON	50	Executive Vice	Indefinite term.	Executive Vice President and General Counsel	N/A
TIAA-CREF		President	Executive Vice President	of TIAA and the TIAA-CREF Funds. Formerly,
730 Third Avenue			since 2003.	Executive Vice President, Corporate Secretary,
New York, NY 10017-3206				and General Counsel of Comerica Incorporated.

ERWIN W. MARTENS	47	Executive Vice	Indefinite term.	Executive Vice President, Risk Management,	N/A
TIAA-CREF		President	Executive Vice President	of TIAA and the TIAA-CREF Funds. Formerly,
730 Third Avenue			since 2003.	Managing Director and Chief Risk Officer,
New York, NY 10017-3206				Putnam Investments, 1999-2003; and Head
and Deputy Head of Global Market Risk
Management, 1997-1999.

ELIZABETH A. MONRAD	49	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial	N/A
TIAA-CREF		President	Executive Vice President	Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue			since 2003.	Formerly, Chief Financial Officer and Senior Vice
New York, NY 10017-3206				President of General Cologne Re (2000-2003),
Chief Financial Officer of its North American
Reinsurance Operations (1997-2000)
and Corporate Treasurer.

FRANCES NOLAN	46	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of TIAA	N/A
TIAA-CREF		President	Executive Vice President	and the TIAA-CREF Funds. Formerly, Executive
730 Third Avenue			since 2000.	Vice President, Retirement Services, CREF and
New York, NY 10017-3206				TIAA, 2000-2003; Vice President, Eastern
Division, 1994-2000.

112 | 2004 Semiannual Report College Retirement Equities Fund	College Retirement Equities Fund 2004 Semiannual Report | 113

Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by
Name and Address	Age	with CREF	Length of Time Served	During Past 5 Years	Trustee

DERMOT J. O’BRIEN	38	Executive Vice	Indefinite term.	Executive Vice President, Human Resources, of	N/A
TIAA-CREF		President	Executive Vice President	TIAA and the TIAA-CREF Funds. Formerly, First
730 Third Avenue			since 2003.	Vice President and Head of Human Resources,
New York, NY 10017-3206				International Private Client Division, Merrill
Lynch & Co., 1999-Feb. 2003; and Vice President
and Head of Human Resources—Japan Morgan
Stanley, 1998-1999.

BERTRAM L. SCOTT	53	Executive Vice	Indefinite term.	Executive Vice President, Product Management,	N/A
TIAA-CREF		President	Executive Vice President	of TIAA and the TIAA-CREF Funds. Chairman of
730 Third Avenue			since 2000.	the Board, President and Chief Executive Officer
New York, NY 10017-3206				of TIAA-CREF Life. Formerly, President and Chief
Executive Officer, Horizon Mercy, 1996-2000.

JOHN A. SOMERS	60	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the	N/A
TIAA-CREF		President	Executive Vice President	TIAA-CREF Funds. Executive Vice President of
730 Third Avenue			since 1996.	Investment Management and Advisors and
New York, NY 10017-3206				Director of TIAA-CREF Life.

The aggregated trustee fees paid by CREF for the year ended December 31, 2003 was $1,167,605. CREF has no employees and pays no compensation to its officers.

The fund’s Statement of Additional Information (SAI) includes additional information about the fund’s directors and is available, without charge, upon request, by calling 877 518-9161.

114 | 2004 Semiannual Report College Retirement Equities Fund	College Retirement Equities Fund 2004 Semiannual Report | 115

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Information

TIAA-CREF Web Center

   Account performance, personal account
   information and transactions, product
   descriptions, and information about investment
   choices and income options

   TIAA-CREF.org
   24 hours a day, 7 days a week

Telephone Counseling Center

   Retirement saving and planning, income
   options and payments, and tax reporting

   800 842-2776
   8 a.m. to 10 p.m. ET, Monday–Friday
   9 a.m. to 6 p.m. ET, Saturday

Planning and Service Center

   TIAA-CREF Mutual Funds, after-tax
   annuities, and life insurance

   800 223-1200
    8 a.m. to 10 p.m. ET, Monday–Friday

Automated Telephone Service

   Account performance, personal account
   information and transactions, and
   product information

   800 842-2252
   24 hours a day, 7 days a week

For Hearing- or Speech-Impaired Participants

   800 842-2755
   8 a.m. to 10 p.m. ET, Monday–Friday
   9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF Trust Company, FSB

   Asset management, trust administration,
   estate planning, planned giving, and
   endowment management

   888 842-9001
   8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF Tuition Financing, Inc.

   Tuition financing programs

   888 381-8283
   8 a.m. to 11 p.m. ET, Monday–Friday

For historical and current performance information for CREF variable annuity accounts, for the TIAA Real Estate Account, or any of our products, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 842-2776. A Form 10-K Annual Report and Form 10-Q Quarterly Reports for the TIAA Real Estate Account are available on request.

     TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute the CREF variable annuities. This report must be accompanied or preceded by a current CREF prospectus. You should consider the investment objectives, risks, charges, and expenses carefully before investing. Please call 877 518-9161 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. TIAA-CREF Investment Management serves as investment manager to CREF. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guarantee d.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

PRST STD U.S. POSTAGE PAID TIAA-CREF

Sign up for electronic delivery at
tiaa-cref.org/howto/edelivery.html

Printed on recycled paper	A10939
C32079	08/04

Sign up for electronic delivery at
tiaa-cref.org/howto/edelivery.html

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Item 2. Code of Ethics.

     During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 6. Statement of Investments.

College Retirement Equities Fund - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT  OF  INVESTMENTS (Unaudited)
Stock Account
June 30, 2004

PRINCIPAL/SHARES						Value(000)

BONDS – 0.01%
CORPORATE BONDS - 0.01%
HEALTH SERVICES - 0.00%
	69,500		Intertek Group plc			$721

			TOTAL HEALTH SERVICES			721

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
	346,000	f	National Health Investors, Inc			1,344

			9.000%, 01/01/06
			TOTAL HOLDING AND OTHER INVESTMENT OFFICES			1,344

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.00%
	1,000,000		Silicon Graphics, Inc (Sr. Note), 06/01/06			1,858

			TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			1,858

INSURANCE CARRIERS - 0.00%
	41,761	*	AXA			933

			TOTAL INSURANCE CARRIERS			933

NONDEPOSITORY INSTITUTIONS - 0.00%
	20,500		Randstad Holdings NV			562

			TOTAL NONDEPOSITORY INSTITUTIONS			562

REAL ESTATE - 0.00%
	440,000	*	Brookfield Homes Corp			454

			12.000, 06/30/20
			TOTAL REAL ESTATE			454

			TOTAL CORPORATE BONDS
			(Cost $4,669)			5,872

GOVERNMENT BONDS - 0.00%
U.S. TREASURY - 0.00%
	325,000	*	United States Treasury Note/Bond	5.000	02/15/11	340

			TOTAL U.S. TREASURY			340

			TOTAL GOVERNMENT BONDS
			(Cost $315)			340

			TOTAL BONDS
			(Cost $4,984)			6,212

PREFERRED STOCKS - 0.09%
CHEMICALS AND ALLIED PRODUCTS - 0.02%
	941,176	f	Theravance Series C			9,412
	444,445	f	Theravance Series D			4,444
	76,711		Henkel KGaA			6,550

			TOTAL CHEMICALS AND ALLIED PRODUCTS			20,406

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
	314,962	*	NiSource, Inc (Sails)			794

			TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			794

INSTRUMENTS AND RELATED PRODUCTS - 0.00%
	35,917		Fresenius Medical Care AG.			1,922

			TOTAL INSTRUMENTS AND RELATED PRODUCTS			1,922

INSURANCE CARRIERS - 0.00%
	25,127	*	Great-West Lifeco, Inc			502
	8,192	*	Great-West Lifeco, Inc			158

			TOTAL INSURANCE CARRIERS			660

LUMBER AND WOOD PRODUCTS - 0.00%
	24,775		Tenon Ltd			30

			TOTAL LUMBER AND WOOD PRODUCTS			30

MOTION PICTURES - 0.00%
	22,500		ProSieben SAT.1 Media AG.			407

			TOTAL MOTION PICTURES			407

PRIMARY METAL INDUSTRIES - 0.00%
	490,350	*	Superior Trust I			0

			TOTAL PRIMARY METAL INDUSTRIES			0

PRINTING AND PUBLISHING - 0.07%
	7,680,965		News Corp Ltd			62,869

			TOTAL PRINTING AND PUBLISHING			62,869

TRANSPORTATION EQUIPMENT - 0.00%
	3,700		Porsche AG.			2,476
	49,100		Volkswagen AG.			1,419

			TOTAL TRANSPORTATION EQUIPMENT			3,895

			TOTAL PREFERRED STOCKS
			(Cost $107,562)			90,983

COMMON STOCKS - 99.52%
AGRICULTURAL PRODUCTION-CROPS - 0.02%
	21,178		Alico, Inc			850
	233,814		Delta & Pine Land Co			5,132
	802,409		Gallaher Group plc			9,699

			TOTAL AGRICULTURAL PRODUCTION-CROPS			15,681

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
	2,341		Seaboard Corp			1,166

			TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK			1,166

AGRICULTURAL SERVICES - 0.01%
	85,743		Syngenta AG.			7,189

			TOTAL AGRICULTURAL SERVICES			7,189

AMUSEMENT AND RECREATION SERVICES - 0.19%
	307,609	*	Alliance Gaming Corp			5,279
	155,953	*	Argosy Gaming Co			5,864
	201,904	*	Aztar Corp			5,653
	157,450	e*	Bally Total Fitness Holding Corp			787
	3,359,046	e*	Caesars Entertainment, Inc			50,386
	40,054		Churchill Downs, Inc			1,630
	76,350		Dover Downs Gaming & Entertainment, Inc			859
	105,791		Dover Motorsport, Inc			423
	200,000		EMI Group plc			884
	103,781		Gamesa Corp Tecnologica S.A.			1,529
	152,285	*	Gaylord Entertainment Co			4,780
	563,809	e	Harrah's Entertainment, Inc			30,502
	157,520		International Speedway Corp (Class A)			7,662

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	98,333	*	Isle Of Capri Casinos, Inc	1,716
	77,262	*	Lakes Entertainment, Inc	895
	258,195	*	Magna Entertainment Corp (Class A)	1,523
	140,997	*	MTR Gaming Group, Inc	1,544
	372,840	e*	Multimedia Games, Inc	10,000
	31,744	*	Nevada Gold & Casinos, Inc	427
	615,342		OPAP S.A.	11,619
	34		Oriental Land Co Ltd	2
	194,840	*	Penn National Gaming, Inc	6,469
	200		Playmates Holdings Ltd	0
	32,800		Sammy Corp	1,566
	41,930		Sankyo Co Ltd (Gunma)	1,710
	582,489	*	Six Flags, Inc	4,229
	89,306		Speedway Motorsports, Inc	2,986
	200,065		Station Casinos, Inc	9,683
	58,283	*	Sunterra Corp	734
	1,482,658		TAB Ltd	5,081
	286,534		TABCORP Holdings Ltd	2,842
	1,041,228		William Hill plc	10,461
	143,942	*	WMS Industries, Inc	4,289
	77,387		World Wrestling Federation Entertainment, Inc	987

			TOTAL AMUSEMENT AND RECREATION SERVICES	195,001

APPAREL AND ACCESSORY STORES - 0.54%
	492,740		Abercrombie & Fitch Co (Class A)	19,094
	380,987	*	Aeropostale, Inc	10,252
	328,752	*	American Eagle Outfitters, Inc	9,504
	1,833,049	*	AnnTaylor Stores Corp	53,122
	44,091	*	Bebe Stores, Inc	882
	44,649		Buckle, Inc	1,261
	114,323		Burlington Coat Factory Warehouse Corp	2,206
	44,789	*	Cache, Inc	605
	36,785	*	Carter's, Inc	1,071
	187,291	e*	Casual Male Retail Group, Inc	1,367
	100,008		Cato Corp (Class A)	2,245
	75,158	*	Charlotte Russe Holding, Inc	1,607
	683,855	*	Charming Shoppes, Inc	6,107
	467,580	*	Chico's FAS, Inc	21,116
	98,695	*	Children's Place Retail Stores, Inc	2,321
	454,545		Christopher & Banks Corp	8,050
	310,758	f	Claire's Stores, Inc	6,743
	217,236		Claire's Stores, Inc (Class A)	4,714
	29,301		Deb Shops, Inc	705
	24,016		Douglas Holding AG.	687
	169,935	*	Dress Barn, Inc	2,909
	4,184	*	Edison Brothers Stores, Inc Wts 12/10/05	0
	2,425	b,e*	Factory 2-U Stores, Inc	2
	284,270		Fast Retailing Co Ltd	23,004
	112,899	*	Finish Line, Inc (Class A)	3,406
	759,809		Foot Locker, Inc	18,494
	113,756	b,e*	Footstar, Inc	617
	5,064,093	e	Gap, Inc	122,804
	137,225	*	Genesco, Inc	3,243
	112,906		Goody's Family Clothing, Inc	1,171
	184,027	*	Gymboree Corp	2,827
	399,970		Hennes & Mauritz AB (B Shs)	10,327
	296,230	*	Hot Topic, Inc	6,070
	111,177	e*	Jo-Ann Stores, Inc	3,269
	49,122	e*	JOS A. Bank Clothiers, Inc	1,542
	2,173,974		Limited Brands, Inc	40,653
	26,659	*	Mothers Work, Inc	548
	552,367		Nordstrom, Inc	23,536
	53,770		Oshkosh B'gosh, Inc (Class A)	1,343
	445,235	*	Pacific Sunwear Of California, Inc	8,713
	427,583	e*	Payless Shoesource, Inc	6,375
	733,058		Ross Stores, Inc	19,617
	58		Shimamura Co Ltd	5
	47,158	*	Shoe Carnival, Inc	708
	165,488	*	Stage Stores, Inc	6,232
	345,982		Talbots, Inc	13,545
	2,629,324	e	TJX Cos, Inc	63,472
	213,617	*	Too, Inc	3,567
	131,173	*	Urban Outfitters, Inc	7,990
	54,474	e*	Wet Seal, Inc (Class A)	285
	56,917	*	Wilsons The Leather Experts, Inc	221

			TOTAL APPAREL AND ACCESSORY STORES	550,154

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
	776,568		Ansell Ltd	4,187
	65,594		Aoyama Trading Co Ltd	1,776
	462,259		Benetton Group S.p.A.	5,287
	218,317	*	Collins & Aikman Corp	1,220
	71,020	*	Columbia Sportswear Co	3,879
	3,664	*	Culp, Inc	29
	124,812	e*	DHB Industries, Inc	1,895
	1,247,796		Esprit Holdings Ltd	5,583
	105,386	*	Guess?, Inc	1,697
	618,662		Gunze Ltd	3,209
	4,375	*	Hampshire Group Ltd	127
	95,333	*	Hartmarx Corp	601
	824,668		Jones Apparel Group, Inc	32,558
	165,965		Kellwood Co	7,228
	854,500		Kuraray Co Ltd	6,993
	523,590		Liz Claiborne, Inc	18,839
	281,003	*	Mohawk Industries, Inc	20,606
	3,597	*	Mossimo, Inc	13
	826,000		Nisshinbo Industries, Inc	6,215
	81		Onward Kashiyama Co Ltd	1
	79,627		Oxford Industries, Inc	3,469
	215,307		Phillips-Van Heusen Corp	4,145
	359,218		Polo Ralph Lauren Corp	12,375
	3,208		Quaker Fabric Corp	25
	342,911	*	Quiksilver, Inc	8,165
	2,116,000		Toyobo Co Ltd	5,314
	511,226		VF Corp	24,897
	259,382	*	Warnaco Group, Inc	5,517
	38,897	b,e*	Westpoint Stevens, Inc	0
	193,333		Wing Tai Holdings Ltd	93
	174,500		World Co Ltd	5,309

			TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	191,252

AUTO REPAIR, SERVICES AND PARKING - 0.04%
	263,900		Aisin Seiki Co Ltd	5,502
	34,033	*	Amerco, Inc	808
	112,764	e	Central Parking Corp	2,108
	3,361,000		ComfortDelgro Corp Ltd	2,400
	150,737	*	Dollar Thrifty Automotive Group, Inc	4,136
	132,219	*	Exide Technologies	2,704
	147,401	*	Midas, Inc	2,565

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	58,743	*	Monro Muffler Brake, Inc	1,425
	30,000	e	Park24 Co Ltd	1,141
	294,151		Ryder System, Inc	11,787
	1,440,000		Tokico Ltd	5,120

			TOTAL AUTO REPAIR, SERVICES AND PARKING	39,696

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
	368,010	*	Advance Auto Parts	16,259
	26,956	*	America's Car Mart, Inc	809
	46,378	*	Asbury Automotive Group, Inc	696
	215,600	e	Autobacs Seven Co Ltd	7,054
	941,921	*	Autonation, Inc	16,107
	414,397	*	Autozone, Inc	33,193
	454,130		Canadian Tire Corp (Class A)	16,563
	807,083	*	Carmax, Inc	17,651
	456,802	*	Copart, Inc	12,197
	255,765	*	CSK Auto Corp	4,384
	110,432	*	Group 1 Automotive, Inc	3,667
	124,622		Lithia Motors, Inc (Class A)	3,088
	63,397	*	MarineMax, Inc	1,818
	217,381	*	O'Reilly Automotive, Inc	9,826
	171,442		Sonic Automotive, Inc	3,797
	112,216		United Auto Group, Inc	3,439
	81,642	e*	West Marine, Inc	2,192
	138,038,500			250

			TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	152,990

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.86%
	76,751		Building Materials Holding Corp	1,453
	100,318	*	Central Garden & Pet Co	3,588
	630,000		Cheung Kong Infrastructure Holdings Ltd	1,519
	319,247		Fastenal Co	18,143
	11,948,581		Home Depot, Inc	420,590
	841,300		Louisiana-Pacific Corp	19,897
	6,839,285	e	Lowe's Cos	359,404
	3,517,023		Wolseley plc	54,533

			TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	879,127

BUSINESS SERVICES - 6.23%
	109,524	*	24/7 Real Media, Inc	614
	1,857,894	*	3Com Corp	11,612
	6,454	*	3D Systems Corp	74
	150,970		Aaron Rents, Inc	5,003
	320,922		ABM Industries, Inc	6,248
	1	*	Acacia Research - Acacia Technologies	0
	58	e*	Access Co Ltd	1,520
	632	e*	Access Co Ltd	15,639
	231,179		Acciona S.A.	14,373
	231,758	*	ActivCard Corp	1,683
	858,494	*	Activision, Inc	13,650
	187,509	*	Actuate Corp	741
	449,308		Acxiom Corp	11,156
	372,899		Adecco S.A. (Regd)	18,579
	232,690	*	Administaff, Inc	3,863
	1,501,601		Adobe Systems, Inc	69,824
	185,210	*	Advent Software, Inc	3,347
	188,312		Advo, Inc	6,199
	70		Aeon Credit Service Co Ltd	5
	225,417	*	Aether Systems, Inc	775
	569,466	e*	Affiliated Computer Services, Inc (Class A)	30,148
	279,619	*	Agile Software Corp	2,447
	623,406	e*	Akamai Technologies, Inc	11,190
	211,146	*	Alliance Data Systems Corp	8,921
	136,962	*	Altiris, Inc	3,782
	170,765	e*	AMN Healthcare Services, Inc	2,611
	41,826	*	Ansoft Corp	638
	105,145	*	Ansys, Inc	4,942
	152,577	*	Anteon International Corp	4,977
	103,098	*	APAC Customer Services, Inc	178
	422,698	*	Aquantive, Inc	4,176
	220,687	*	Arbitron, Inc	8,059
	1,671,690	e*	Ariba, Inc	3,310
	161,992	*	Armor Holdings, Inc	5,508
	134,500	e	Asatsu-DK, Inc	3,488
	369,350	*	Ascential Software Corp	5,906
	198,196	*	Asiainfo Holdings, Inc	1,046
	436,744	*	Ask Jeeves, Inc	17,046
	348,763	*	Aspect Communications Corp	4,952
	379,045	e*	Aspen Technology, Inc	2,752
	33,583	*	Asset Acceptance Capital Corp	571
	197,696	*	At Road, Inc	1,512
	146,417	*	Atari, Inc	353
	14,000	*	Atos Origin	899
	282,863	*	Autobytel, Inc	2,568
	628,218		Autodesk, Inc	26,894
	3,934,132		Automatic Data Processing, Inc	164,761
	30,748	*	Bankrate, Inc	263
	2,336,473	*	BEA Systems, Inc	19,206
	659,214	*	Bisys Group, Inc	9,269
	40,103	*	Blue Coat Systems, Inc	1,343
	2,227,955	*	BMC Software, Inc	41,217
	588,034	*	Borland Software Corp	4,992
	111,489		Brady Corp (Class A)	5,140
	368,331		Brink's Co	12,615
	74,981	e*	Broadvision, Inc	315
	4,915,860	*	Brocade Communications Systems, Inc	29,397
	92,638	*	Business Objects	2,077
	162,465	e*	Business Objects S.A. (Spon ADR)	3,677
	182,267	*	CACI International, Inc (Class A)	7,371
	1,302,505	*	Cadence Design Systems, Inc	19,056
	314,691	*	Cap Gemini S.A.	12,631
	310,750		Capita Group plc	1,795
	101,709	*	Captaris, Inc	657
	139,727	*	Carreker Corp	1,400
	320,376	*	Catalina Marketing Corp	5,860
	92,529	*	CCC Information Services Group, Inc	1,554
	78,554		CDI Corp	2,718
	8,499,247		Cendant Corp	208,062
	677,245	e*	Ceridian Corp	15,238
	177,372	e*	Cerner Corp	7,907
	326,290		Certegy, Inc	12,660
	902,816	*	CGI Group, Inc	6,094
	383,464	*	Checkfree Corp	11,504
	508,541	*	ChoicePoint, Inc	23,220
	300,099	*	Chordiant Software, Inc	1,368
	490,542	*	Ciber, Inc	4,032
	1,646,003	*	Citrix Systems, Inc	33,513
	47,857	*	Clarus Corp	554
	2,303,056	*	CMGI, Inc	4,491

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	743,715	e*	CNET Networks, Inc	8,233
	690,780	*	Cognizant Technology Solutions Corp	17,553
	201,749	*	Cognos, Inc	7,251
	2,518,958	e	Computer Associates International, Inc	70,682
	92,156	*	Computer Horizons Corp	368
	43,871		Computer Programs & Systems, Inc	894
	1,813,181	*	Computer Sciences Corp	84,186
	352,868		Computershare Ltd	782
	1,872,259	*	Compuware Corp	12,357
	109,070	*	Concord Communications, Inc	1,244
	152,948	*	Concur Technologies, Inc	1,637
	36,375	e*	Convera Corp	84
	793,499	*	Convergys Corp	12,220
	123,798	*	Corillian Corp	624
	95,663	*	CoStar Group, Inc	4,394
	109,458	*	Covansys Corp	1,131
	16,366	b*	Cross Media Marketing Corp	0
	448,853	*	CSG Systems International, Inc	9,291
	3,739	e	CSK Corp	182
	81,037	*	Cyberguard Corp	661
	114,717	*	Cybersource Corp	959
	20,070		Dassault Systemes S.A.	931
	105,000	*	Datacraft Asia Ltd	106
	56,333	*	Datastream Systems, Inc	365
	317,996		Deluxe Corp	13,833
	211,073	*	Dendrite International, Inc	3,922
	11,155		Dentsu, Inc	28,727
	199,635		Deutsche Post AG. (Regd)	4,311
	370,200		Diamond Lease Co Ltd	15,301
	94,954	*	Digimarc Corp	1,268
	312,398	*	Digital Insight Corp	6,476
	247,265	*	Digital River, Inc	8,068
	4,400	*	DigitalNet Holdings, Inc	89
	4,757	*	DocuCorp International, Inc	42
	540,783	*	DoubleClick, Inc	4,202
	1,004,527	e*	DST Systems, Inc	48,308
	387,846	*	Dun & Bradstreet Corp	20,909
	2,450	*	Dynamics Research Corp	44
	370,728	*	E.piphany, Inc	1,791
	1,176,308	*	Earthlink, Inc	12,175
	174,869	e*	Echelon Corp	1,957
	248,902	*	Eclipsys Corp	3,798
	94,270	*	eCollege.com, Inc	1,508
	45,192	*	Education Lending Group, Inc	802
	293,591	*	eFunds Corp	5,138
	106,622		Electro Rent Corp	1,116
	1,691,415	e*	Electronic Arts, Inc	92,267
	2,986,484	e	Electronic Data Systems Corp	57,191
	138,179	*	Embarcadero Technologies, Inc	1,708
	1,276,258	*	Enterasys Networks, Inc	2,693
	356,197	*	Entrust, Inc	1,603
	400	e*	Envision Development Corp	0
	274,600	*	Epicor Software Corp	3,858
	77,676	e*	EPIQ Systems, Inc	1,126
	811,558		Equifax, Inc	20,086
	58,573	*	Equinix, Inc	1,988
	222,907	*	eSpeed, Inc (Class A)	3,934
	756,135	*	Extreme Networks, Inc	4,174
	223,792	e*	F5 Networks, Inc	5,926
	123,007		Factset Research Systems, Inc	5,815
	477,119	e	Fair Isaac Corp	15,926
	242,383	*	Filenet Corp	7,652
	108,924	e*	FindWhat.com	2,521
	4,612,645		First Data Corp	205,355
	908,201	*	Fiserv, Inc	35,320
	232,088	*	Freemarkets, Inc	1,513
	19,200		Fuji Soft ABC, Inc	755
	450,400		Fujitsu Support & Service, Inc	8,524
	62,765	*	Gerber Scientific, Inc	443
	320,714	*	Getronics NV	878
	240,076	*	Getty Images, Inc	14,405
	135,821		Gevity HR, Inc	3,557
	22,384	e*	Greg Manning Auctions, Inc	342
	4,913		Grey Global Group, Inc	4,839
	56,789	*	Group 1 Software, Inc	1,303
	109,858	e*	GSI Commerce, Inc	1,058
	306,619		GTECH Holdings Corp	14,200
	290,550	*	Harris Interactive, Inc	1,952
	37,000		Haw Par Corp Ltd	110
	5,449,593		Hays plc	12,131
	105,169		Healthcare Services Group	1,609
	127,237	*	Heidrick & Struggles International, Inc	3,776
	331,140		Henry (Jack) & Associates, Inc	6,656
	179,500		Hitachi Software Engineering Co Ltd	4,195
	568,607	e*	Homestore, Inc	2,269
	53,153	*	Hudson Highland Group, Inc	1,630
	244,717	*	Hyperion Solutions Corp	10,699
	105,900	*	i2 Technologies, Inc	90
	27,118	*	ICT Group, Inc	248
	120,837	*	IDX Systems Corp	3,853
	134,562	*	iGate Corp	536
	174,735		Imation Corp	7,445
	1,569,285		IMS Health, Inc	36,784
	75,328	*	Infocrossing, Inc	1,017
	490,415	*	Informatica Corp	3,742
	2,657	*	Information Resources, Inc	8
	3,227	*	Inforte Corp	33
	184,300	*	Infospace, Inc	7,011
	182,107	*	infoUSA, Inc	1,847
	37,483	*	Innovative Solutions & Support, Inc	732
	50,137		Integral Systems, Inc	806
	322,052	e*	Intelidata Technologies Corp	213
	247,796	e*	Intellisync Corp	711
	192,879	*	Interactive Data Corp	3,360
	17,584	*	InterActiveCorp Wts 02/04/09	607
	296,471	*	Intergraph Corp	7,667
	143,627	*	Internet Capital Group, Inc	1,112
	244,827	*	Internet Security Systems, Inc	3,756
	41,104		Interpool, Inc	694
	4,182,591	*	Interpublic Group Of Cos, Inc	57,427
	47,024	*	Intersections, Inc	1,128
	1,200	*	Intervideo, Inc	16
	248,860	*	Interwoven, Inc	2,513
	8		Intracom S.A.	0
	142,296	*	Intrado, Inc	2,290
	1,632,639	*	Intuit, Inc	62,987
	178,153	*	Ipass, Inc	1,887
	82,259	*	iPayment, Inc	3,373
	344,277	*	Iron Mountain, Inc	16,615

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	20,700		ISS a/s	1,023
	32,200		Itochu Techno-Science Corp	1,372
	119,770	*	iVillage, Inc	761
	658,814	*	JC Decaux S.A.	14,099
	179,363	*	JDA Software Group, Inc	2,362
	2,899,859	e*	Juniper Networks, Inc	71,250
	78,650	*	Jupitermedia Corp	1,114
	183,247	e*	Kana Software, Inc	436
	480,464	*	Keane, Inc	6,578
	103,548		Kelly Services, Inc (Class A)	3,086
	170,000		Keppel Land Ltd	159
	111,639	*	Keynote Systems, Inc	1,535
	99,281	*	Kforce, Inc	937
	234,695	e*	KFX ,Inc	1,788
	107,696	*	Kinetic Concepts, Inc	5,374
	47,472		Konami Corp	1,205
	203,442	*	Korn/Ferry International	3,941
	225,862	*	Kroll, Inc	8,330
	243,441	*	Kronos, Inc	10,030
	305,815	*	Labor Ready, Inc	4,740
	459,194	*	Lamar Advertising Co	19,906
	388,162	*	Lawson Software, Inc	2,748
	34,500	b*	Liberate Technologies	88
	261,671	*	Lionbridge Technologies	2,002
	2,031,225		LogicaCMG plc	6,741
	762,519	*	Looksmart Ltd	1,655
	328,507	*	Macromedia, Inc	8,065
	288,903	*	Macrovision Corp	7,231
	146,879	*	Magma Design Automation, Inc	2,824
	170,012	*	Manhattan Associates, Inc	5,250
	1,162,704		Manpower, Inc	59,030
	84,957	*	Mantech International Corp (Class A)	1,595
	876,079	*	Manugistics Group, Inc	2,865
	128,538	*	MAPICS, Inc	1,357
	50,078	*	Mapinfo Corp	531
	82,573	*	Marimba, Inc	671
	54,922	*	Marketwatch.com, Inc	644
	283,490	*	Matrixone, Inc	1,959
	48,779		McGrath RentCorp	1,802
	114,520	*	Medical Staffing Network Holdings, Inc	738
	69,137	*	MedQuist, Inc	792
	65,866	e*	Memberworks, Inc	1,951
	426,109	e*	Mentor Graphics Corp	6,592
	561,573	*	Mercury Interactive Corp	27,983
	15,198	*	MetaSolv, Inc	43
	410,041	*	Micromuse, Inc	2,743
	57,208,406		Microsoft Corp	1,633,872
	84,753	*	MicroStrategy, Inc	3,619
	236,321	e*	Midway Games, Inc	2,722
	692,551	*	Mindspeed Technologies, Inc	3,435
	240,000		Misys plc	862
	25,163	*	Mobius Management Systems, Inc	154
	1,029,168	*	Monster Worldwide, Inc	26,470
	627,118	*	MPS Group, Inc	7,601
	121,781	*	MRO Software, Inc	1,657
	175,399	e*	MSC.Software Corp	1,570
	277,164		N/A	10,022
	106,904		Namco Ltd	2,998
	42,018	*	Nassda Corp	174
	241,846		National Instruments Corp	7,413
	48,954	*	National Processing, Inc	1,407
	138,888	*	NCO Group, Inc	3,707
	472,552	*	NCR Corp	23,434
	217,806		NDCHealth Corp	5,053
	53,480	e*	Neoforma, Inc	649
	86,006	e*	Neoware Systems, Inc	711
	190,791	*	Netegrity, Inc	1,614
	335,285	*	NETIQ Corp	4,426
	73,303	*	Netratings, Inc	1,194
	123,156	*	Netscout Systems, Inc	812
	3,015,407	*	Network Associates, Inc	54,669
	156,860	*	Network Equipment Technologies, Inc	1,280
	185,049	*	NIC, Inc	1,327
	29		Nippon Kanzai Co Ltd	0
	18,200		Nomura Research Institute Ltd	1,940
	2,271,622	*	Novell, Inc	19,059
	626		NTT Data Corp	2,019
	81,273	*	Nuance Communications, Inc	371
	168,139	e*	NYFIX, Inc	822
	1,096,846		Omnicom Group, Inc	83,240
	605,161	*	On Assignment, Inc	3,570
	1,661	*	Onyx Software Corp	7
	53,616	*	Open Solutions, Inc	1,339
	67,070	*	Opnet Technologies, Inc	879
	315,150	e*	Opsware, Inc	2,496
	33,764,218	e*	Oracle Corp	402,807
	241,200		Oracle Corp Japan	13,374
	186,612	*	Packeteer, Inc	3,014
	94,013	*	PalmSource, Inc	1,611
	1,545,520	*	Parametric Technology Corp	7,728
	129,733	*	PC-Tel, Inc	1,531
	96,400	*	PDF Solutions, Inc	817
	74,660	*	PDI, Inc	2,264
	57,708	*	PEC Solutions, Inc	688
	154,659	*	Pegasus Solutions, Inc	2,031
	58,725	*	Pegasystems, Inc	514
	6,760	*	Penton Media, Inc	3
	1,725,941	*	Peoplesoft, Inc	31,930
	457,418	*	Perot Systems Corp (Class A)	6,070
	4,279	*	Phoenix Technologies Ltd	30
	115,061	*	Pixar	7,998
	86,283	*	PLATO Learning, Inc	855
	188,855	*	Portal Software, Inc	686
	103,821	e*	Portfolio Recovery Associates, Inc	2,862
	74,900	*	ProcureNet, Inc	11
	173,856	*	Progress Software Corp	3,767
	15,500	*	Protection One, Inc	4
	3,589	*	Proxymed, Inc	61
	2,148,413		Public Power Corp	51,232
	71,043		QAD, Inc	754
	114	*	QRS Corp	1
	49,416	e*	Quadramed Corp	147
	27,457	*	Quality Systems, Inc	1,348
	287,922	*	Quest Software, Inc	3,714
	134,218	*	R.H. Donnelley Corp	5,871
	48,754	*	Radiant Systems, Inc	229
	117,181	*	Radisys Corp	2,176
	311,631	*	Raindance Communications, Inc	648
	208		Rakuten, Inc	1,588

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	509,470	*	RealNetworks, Inc	3,485
	848,702	e*	Red Hat, Inc	19,495
	170,307	*	Redback Networks, Inc	1,092
	4,912	*	Redback Networks, Inc Wts 01/02/11	28
	4,668	e*	Redback Networks, Inc Wts 01/02/11	23
	155,598	*	Register.com, Inc	927
	3,263	*	Remedytemp, Inc (Class A)	40
	49,893	e	Renaissance Learning, Inc	1,119
	376,195	*	Rent-A-Center, Inc	11,260
	850,011		Rentokil Initial plc	2,227
	151,471	*	Rent-Way, Inc	1,363
	338,604	*	Retek, Inc	2,079
	3,608,655		Reuters Group plc	24,247
	148,204	*	Rewards Network, Inc	1,334
	335,443		Reynolds & Reynolds Co (Class A)	7,759
	714,738	e	Robert Half International, Inc	21,278
	171,783		Rollins, Inc	3,953
	196,806	e*	Roxio, Inc	966
	429,028	*	RSA Security, Inc	8,782
	600,788	*	S1 Corp	5,972
	139,323	e*	SafeNet, Inc	3,856
	199,718	e*	SAFLINK Corp	469
	510,000		Sage Group plc	1,725
	575,173		SAP AG.	95,353
	302,500		SAP AG. (Spon ADR)	12,648
	673,869	*	Sapient Corp	4,050
	496,924	*	Scansoft, Inc	2,460
	845,555		Secom Co Ltd	35,879
	213,250	*	Secure Computing Corp	2,484
	9,175,518		Securicor plc	21,216
	387,266		Securitas AB (B Shs)	4,833
	295,748	*	Seebeyond Technology Corp	1,115
	90		Seiko Epson Corp	3
	203,050		Serco Group plc	784
	151,007	*	Serena Software, Inc	2,883
	2,050		SGS S.A.	1,120
	49,621	*	SI International, Inc	1,012
	6,026,048	e*	Siebel Systems, Inc	64,358
	230,274	*	Sitel Corp	972
	77,773	*	SM&A	673
	46,238	*	SoftBrands, Inc	57
	155,656	e*	Sohu.com, Inc	3,094
	353,031	*	SonicWALL, Inc	3,036
	284,058	*	Sotheby's Holdings, Inc (Class A)	4,534
	90,823	*	Source Interlink Cos, Inc	1,010
	374,781	*	Spherion Corp	3,800
	76,011	*	SPSS, Inc	1,366
	70,302	*	SRA International, Inc (Class A)	2,975
	126,766		SS&C Technologies, Inc	2,371
	65,627		Startek, Inc	2,349
	114,234	*	Stellent, Inc	976
	54,467	e*	Stratasys, Inc	1,349
	389,200		Sumisho Lease Co Ltd	15,266
	22,093,097	e*	Sun Microsystems, Inc	95,884
	1,853,971	*	SunGard Data Systems, Inc	48,203
	325,434	*	SupportSoft, Inc	2,825
	750,182	*	Sybase, Inc	13,503
	152,771	*	Sykes Enterprises, Inc	1,155
	2,078,897	*	Symantec Corp	91,014
	32,406	*	SYNNEX Corp	509
	710,750	*	Synopsys, Inc	20,207
	79,492	*	Synplicity, Inc	477
	41,429		Syntel, Inc	686
	268,897	e*	Take-Two Interactive Software, Inc	8,239
	84,103		Talx Corp	2,055
	296,696	*	TeleTech Holdings, Inc	2,602
	44,486	*	TheStreet.com, Inc	165
	258,723		Thomson Corp	8,593
	237,043	e*	THQ, Inc	5,428
	1,051,367	*	TIBCO Software, Inc	8,884
	113,303	*	Tier Technologies, Inc (Class B)	1,104
	59,975		Tietoenator Corp	1,821
	12,022	*	TippingPoint Technologies, Inc	305
	28,757		TIS, Inc	1,231
	438,473	*	Tiscali S.p.A.	1,968
	525,300	e*	Titan Corp	6,818
	20,888	*	TNS, Inc	455
	490,327	e	Tokyu Corp	2,512
	202,646	e	Total System Services, Inc	4,438
	106,573	*	TradeStation Group, Inc	766
	286,267	*	Transaction Systems Architects, Inc (Class A)	6,163
	22,619	*	Travelzoo, Inc	674
	999,000		Trend Micro, Inc	44,313
	3,840	*	Tripos, Inc	19
	225,790	*	Trizetto Group, Inc	1,513
	187,452	*	Tumbleweed Communications Corp	799
	326,855	*	Tyler Technologies, Inc	3,092
	63,452	*	Ultimate Software Group, Inc	641
	1,636,397	*	Unisys Corp	22,713
	430,198	*	United Online, Inc	7,576
	316,809	*	United Rentals, Inc	5,668
	105,234	*	Universal Compression Holdings, Inc	3,229
	481,445	*	Valueclick, Inc	5,768
	197,878	*	Vastera, Inc	594
	63,260	*	Verint Systems, Inc	2,165
	1,752,492	*	VeriSign, Inc	34,875
	3,061,810	*	Veritas Software Corp	84,812
	232,763	*	Verity, Inc	3,145
	850	*	Versata, Inc	2
	819,562	*	Viad Corp	22,136
	1,400,284	*	Vignette Corp	2,324
	222,509	*	VitalWorks, Inc	770
	120,069	*	Vitria Technology, Inc	369
	62,895	*	Volt Information Sciences, Inc	1,982
	206,996	*	WatchGuard Technologies, Inc	1,495
	254,524	e*	WebEx Communications, Inc	5,538
	1,715,100	*	WebMD Corp	15,985
	286,066	*	webMethods, Inc	2,452
	202,862	*	Websense, Inc	7,553
	983,903	*	Westwood One, Inc	23,417
	1,628,766		Wharf Holdings Ltd	4,678
	449,958	*	Wind River Systems, Inc	5,292
	86,208	*	Witness Systems, Inc	1,047
	314,054		WM-Data AB (B Shs)	705
	43,000		Woodland Corp	158
	5,350,697		WPP Group plc	54,340
	939	e*	Yahoo Japan Corp	9,122
	6,503,942	*	Yahoo!, Inc	236,288
	115,927	*	Zix Corp	920

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

			TOTAL BUSINESS SERVICES	6,394,719

CHEMICALS AND ALLIED PRODUCTS - 10.95%
	8,924,556		Abbott Laboratories	363,765
	553,689	*	Abgenix, Inc	6,489
	104,774	*	Able Laboratories, Inc	2,154
	109,483		Aceto Corp	1,927
	155,991	*	Actelion NV	17,936
	314,919	*	Adolor Corp	3,993
	1,618,313		Air Products & Chemicals, Inc	84,881
	5,653,037		Akzo Nobel NV	207,915
	179,143		Akzo Nobel NV (Spon ADR)	6,673
	206,211	*	Albany Molecular Research, Inc	2,666
	209,554		Albemarle Corp	6,632
	355,514		Alberto-Culver Co	17,825
	128,306	*	Alexion Pharmaceuticals, Inc	2,386
	21,400	e	Alfresa Holdings Corp	1,192
	502,948	*	Alkermes, Inc	6,840
	758,818		Allergan, Inc	67,929
	360,642		Alpharma, Inc (Class A)	7,386
	236,699	e*	Alteon, Inc	279
	194,016	e*	American Pharmaceutical Partners, Inc	5,894
	23,908		American Vanguard Corp	806
	9,209,602	e*	Amgen, Inc	502,568
	964,253	*	Amylin Pharmaceuticals, Inc	21,985
	464,592	*	Andrx Corp	12,976
	207,968	e*	Aphton Corp	832
	124,770		Arch Chemicals, Inc	3,596
	121,115	e*	Arena Pharmaceuticals, Inc	661
	667,793		Ark Therapeutics Group plc	1,193
	149,749	*	Array Biopharma, Inc	1,191
	52,000		Asahi Denka Co Ltd	519
	1,656,358		Asahi Kasei Corp	8,577
	75,000		AstraZeneca plc (Spon ADR)	3,423
	2,207,084		AstraZeneca plc (United Kingdom)	99,023
	226,878	*	Atherogenics, Inc	4,317
	134,241	*	Atrix Laboratories, Inc	4,602
	459,513	e*	Avant Immunotherapeutics, Inc	1,222
	1,084,669		Aventis S.A.	81,885
	531,441		Avery Dennison Corp	34,018
	82,187	e*	AVI BioPharma, Inc	201
	200	*	Avigen, Inc	1
	3,837,660		Avon Products, Inc	177,070
	451,366	*	Barr Pharmaceuticals, Inc	15,211
	22,959	*	Barrier Therapeutics, Inc	322
	179,911		BASF AG.	9,629
	138,000		Bayer AG.	3,979
	12,293		Beiersdorf AG.	1,437
	86,745	*	Benthley Pharmaceuticals, Inc	1,192
	74,323	*	BioCryst Pharmaceuticals, Inc	513
	73,856	*	Bioenvision, Inc	647
	2,401,648	*	Biogen Idec, Inc	151,904
	395,423	*	BioMarin Pharmaceutical, Inc	2,373
	172,345	e*	Biopure Corp	121
	75,349	e*	Biosite, Inc	3,385
	697,161		BOC Group plc	11,670
	84,114	*	Bone Care International, Inc	1,970
	533,928		Boots Group plc	6,662
	104,876	e*	Bradley Pharmaceuticals, Inc	2,926
	11,518,899		Bristol-Myers Squibb Co	282,213
	385,548		Cabot Corp	15,692
	267,241		Calgon Carbon Corp	1,791
	133,368		Cambrex Corp	3,365
	25,689	*	CancerVax Corp	195
	88,529	*	Caraco Pharm Labs, Inc	853
	264,176	*	Cell Genesys, Inc	2,745
	296,556	e*	Cell Therapeutics, Inc	2,186
	128,671	*	Celltech Group plc	1,281
	326,782	*	Cephalon, Inc	17,646
	263,809	e*	Charles River Laboratories International, Inc	12,892
	99,465	*	Chattem, Inc	2,872
	594,190	*	Chiron Corp	26,525
	663,900		Chugai Pharmaceutical Co Ltd	10,417
	214,885		Church & Dwight Co, Inc	9,837
	90,626	e*	Cima Labs, Inc	3,057
	1,265,212		Clorox Co	68,043
	3,147,286		Colgate-Palmolive Co	183,959
	54,529	*	Collagenex Pharmaceuticals, Inc	514
	114,793	*	Columbia Laboratories, Inc	397
	194,230	*	Connetics Corp	3,923
	14,855	*	Corcept Therapeutics, Inc	115
	27,458	*	Corgentech, Inc	443
	382,870	e*	Corixa Corp	1,788
	715,839		Crompton Corp	4,510
	27,570		CSL Ltd	428
	237,166	*	Cubist Pharmaceuticals, Inc	2,633
	85,318	*	Curis, Inc	377
	214,559	*	Cypress Bioscience, Inc	2,946
	211,662		Cytec Industries, Inc	9,620
	71,587	*	Cytogen Corp	1,138
	33,030	*	Cytokinetics, Inc	490
	323,118	*	Dade Behring Holdings, Inc	15,355
	1,608,779		Daicel Chemical Industries Ltd	8,448
	1,246,950		Daiichi Pharmaceutical Co Ltd	22,227
	1,000		Dainippon Ink & Chemicals, Inc	3
	28,746	*	DEL Laboratories, Inc	892
	317,258	*	Dendreon Corp	3,886
	213,000		Denki Kagaku Kogyo KK	755
	131,292		Diagnostic Products Corp	5,769
	83,505	*	Digene Corp	3,050
	275,133	*	Discovery Laboratories, Inc	2,639
	79,428	*	Dov Pharmaceutical, Inc	1,109
	5,089,677		Dow Chemical Co	207,150
	12,294		DSM NV	603
	4,945,423		Du Pont (E.I.) de Nemours & Co	219,676
	240,229	e*	Durect Corp	838
	58,754	*	Dusa Pharmaceuticals, Inc	558
	415,211		Eastman Chemical Co	19,195
	1,183,333		Ecolab, Inc	37,512
	1,715,683		Eisai Co Ltd	49,372
	269,303	*	Elan Corp plc	6,641
	238,320	e*	Elan Corp plc (Spon ADR)	5,896
	143,614	*	Elizabeth Arden, Inc	3,022
	5,321	*	Embrex, Inc	72
	319,168	*	Encysive Pharmaceuticals, Inc	2,713
	377,703	*	Enzon, Inc	4,819
	155,427	*	Eon Labs, Inc	6,362
	130,109	*	EPIX Medical, Inc	2,745
	552,086		Estee Lauder Cos (Class A)	26,931

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	57,596	*	Eyetech Pharmaceuticals, Inc	2,472
	291,385		Ferro Corp	7,774
	152,232	e*	First Horizon Pharmaceutical	2,877
	237,822	*	FMC Corp	10,253
	2,767,091	*	Forest Laboratories, Inc	156,700
	208,044	*	Genaera Corp	874
	328,297	*	Genelabs Technologies	758
	3,236,124	*	Genentech, Inc	181,870
	1,400,000	f	Genesoft Series C Financing	7,000
	500,000	f	Genesoft Series D Financing	2,000
	554,197	e*	Genta, Inc	1,385
	1,152,075	*	Genzyme Corp	54,528
	190,426		Georgia Gulf Corp	6,829
	264,077	e*	Geron Corp	2,136
	1,861,362	*	Gilead Sciences, Inc	124,711
	6,265,511		Gillette Co	265,658
	27,194		Givaudan S.A. (Regd)	15,742
	16,051,954		GlaxoSmithKline plc	324,870
	9,375,000	*	Global Bio-Chem Technology Group Co Ltd	613
	431,169		Great Lakes Chemical Corp	11,667
	107,520	e*	GTC Biotherapeutics, Inc	169
	17,995	e*	GTx, Inc	187
	261,270	e*	Guilford Pharmaceuticals, Inc	1,241
	178,522		H.B. Fuller Co	5,070
	244,800		Hitachi Chemical Co Ltd	4,023
	32,672	*	Hi-Tech Pharmacal Co, Inc	534
	70,010	e*	Hollis-Eden Pharmaceuticals	844
	758,084	*	Hospira, Inc	20,923
	806,271	*	Human Genome Sciences, Inc	9,377
	293,982	e*	ICOS Corp	8,772
	223,439	*	Idexx Laboratories, Inc	14,063
	239,685	*	Ilex Oncology, Inc	5,990
	697,721	*	IMC Global, Inc	9,349
	346,736	e*	ImClone Systems, Inc	29,746
	167,735	*	Immucor, Inc	5,460
	260,402	*	Immunogen, Inc	1,591
	261,918	*	Immunomedics, Inc	1,276
	273,794	*	Impax Laboratories, Inc	5,306
	1,548,888		Imperial Chemical Industries plc	6,475
	243,458	e*	Indevus Pharmaceuticals, Inc	1,497
	193,674	*	Inkine Pharmaceutical Co	750
	187,201	*	Inspire Pharmaceuticals, Inc	3,130
	29,152		Inter Parfums, Inc	608
	198,638	*	InterMune, Inc	3,063
	455,917		International Flavors & Fragrances, Inc	17,051
	74,713	e*	Inverness Medical Innovations, Inc	1,636
	355,685	*	Invitrogen Corp	25,606
	171		Ishihara Sangyo Kaisha Ltd	0
	389,456	e*	Isis Pharmaceuticals, Inc	2,235
	106,148	*	Isolagen, Inc	1,091
	1,874,233	e*	IVAX Corp	44,963
	194,600		JSR Corp	3,656
	31,000		Kaneka Corp	293
	203,000		Kansai Paint Co Ltd	1,239
	1,425,477		Kao Corp	34,358
	1,355,830	*	King Pharmaceuticals, Inc	15,524
	972,000		Kingboard Chemicals Holdings	1,689
	168,581	e*	Kos Pharmaceuticals, Inc	5,558
	199,966		Kose Corp	7,697
	29,568		Kronos Worldwide, Inc	1,011
	171,600	e	Kuraya Sanseido, Inc	2,592
	214,206	*	KV Pharmaceutical Co (Class A)	4,946
	883,000		Kyowa Hakko Kogyo Co Ltd	6,369
	305,688	*	La Jolla Pharmaceutical Co	743
	138,251		L'Air Liquide S.A.	22,859
	38,056	*	Lannett Co, Inc	572
	127,700		LG Chem Ltd	4,321
	7,872	*	Lifecore Biomedical, Inc	48
	447,216	e*	Ligand Pharmaceuticals, Inc (Class B)	7,773
	6,924,383		Lilly (Eli) & Co	484,084
	21,013		Lonza Group AG. (Regd)	1,065
	27,612		L'Oreal S.A.	2,205
	175,409		MacDermid, Inc	5,938
	78,296		Mannatech, Inc	752
	24,600	*	Marshall Edwards, Inc	185
	149,543	*	Martek Biosciences Corp	8,400
	475,315	e*	Medarex, Inc	3,465
	296,178	*	Medicines Co	9,036
	308,664		Medicis Pharmaceutical Corp (Class A)	12,331
	1,451,450	*	MedImmune, Inc	33,964
	14,877,130		Merck & Co, Inc	706,664
	583,436		Merck KGaA	35,137
	59,161		Meridian Bioscience, Inc	655
	387,473	*	MGI Pharma, Inc	10,466
	431,185	*	Millennium Chemicals, Inc	7,468
	1,620,717	*	Millennium Pharmaceuticals, Inc	22,366
	112,106		Minerals Technologies, Inc	6,502
	2,183,818		Mitsubishi Chemical Corp	5,804
	2,217,540		Mitsubishi Gas Chemical Co, Inc	9,186
	1,369,400		Mitsui Chemicals, Inc	6,852
	1,810,856	e	Mylan Laboratories, Inc	36,670
	68,750	*	Myogen, Inc	534
	397,033	e*	Nabi Biopharmaceuticals	5,646
	78,337		Nature's Sunshine Products, Inc	1,116
	318,501	*	NBTY, Inc	9,361
	488,026	*	Nektar Therapeutics	9,741
	120,789	*	Neose Technologies, Inc	1,006
	186,941	*	Neurocrine Biosciences, Inc	9,693
	108,927	*	Neurogen Corp	815
	88,869	*	NewMarket Corp	1,908
	682,562		Nippon Shokubai Co Ltd	5,448
	56,574		NL Industries, Inc	820
	98,844	e*	Northfield Laboratories, Inc	1,410
	216,679		Nova Chemicals Corp	6,232
	5,710,153		Novartis AG. (Regd)	251,905
	190,966	*	Noven Pharmaceuticals, Inc	4,205
	158,524		Novo Nordisk a/s (B Shs)	8,161
	218,553	*	NPS Pharmaceuticals, Inc	4,590
	90,054	*	Nutraceutical International Corp	1,919
	158,714	*	Nuvelo, Inc	1,527
	62,065		Octel Corp	1,634
	398,701		Olin Corp	7,025
	259,602	*	OM Group, Inc	8,569
	38,258		Omega Pharma S.A.	1,939
	235,016	*	Omnova Solutions, Inc	1,434
	273,248	*	Onyx Pharmaceuticals, Inc	11,575
	241,704	*	OraSure Technologies, Inc	2,352
	706,464	*	Orica Ltd	7,431
	225,270		Orion Oyj	5,783

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	238,011	e*	OSI Pharmaceuticals, Inc	16,765
	147,527	*	Pain Therapeutics, Inc	1,189
	316,727	*	Palatin Technologies, Inc	1,333
	210,935	*	Par Pharmaceutical Cos, Inc	7,427
	100,131	*	Penwest Pharmaceuticals Co	1,283
	736,394	e*	Peregrine Pharmaceuticals, Inc	1,082
	36,046	*	PetMed Express, Inc	289
	49,555,106		Pfizer, Inc	1,698,749
	79,498	*	Pharmacopeia Drug Discovery, Inc	452
	88,876	*	Pharmacyclics, Inc	904
	58,335	*	Pharmion Corp	2,854
	149,114	e	PolyMedica Corp	4,628
	558,471	*	PolyOne Corp	4,155
	233,838	*	Pozen, Inc	1,599
	934,358		PPG Industries, Inc	58,388
	300,053	*	Praecis Pharmaceuticals, Inc	1,140
	1,722,342		Praxair, Inc	68,739
	17,775,240		Procter & Gamble Co	967,684
	64,321	*	Progenics Pharmaceuticals	1,083
	499,840	*	Protein Design Labs, Inc	9,562
	60,950	*	Qiagen NV	719
	253,997	*	QLT, Inc	5,039
	48,238		Quaker Chemical Corp	1,332
	287,307	*	Quidel Corp	1,692
	2,988,935		Reckitt Benckiser plc	84,613
	36,030	*	Renovis, Inc	330
	670,442	*	Revlon, Inc (Class A)	1,978
	9,570		Roche Holding AG.	1,259
	1,685,895		Roche Holding AG. (Genusscheine)	166,920
	1,249,623		Rohm & Haas Co	51,959
	776,789		RPM International, Inc	11,807
	141,603	*	Salix Pharmaceuticals Ltd	4,666
	1,224,126	e	Sankyo Co Ltd	26,532
	2,566,364		Sanofi-Synthelabo S.A.	162,675
	39,420	*	Santarus, Inc	581
	2,693,000		Sanyo Chemical Industries Ltd	19,966
	222,691		Schering AG.	13,121
	16,333,907		Schering-Plough Corp	301,851
	272,395	*	Sciclone Pharmaceuticals, Inc	1,392
	113,669	*	SciGen Ltd	5
	136,204	*	Scotts Co (Class A)	8,701
	242,456		Sekisui Chemical Co Ltd	2,046
	616,887	e*	Sepracor, Inc	32,633
	150,758	*	Serologicals Corp	3,014
	92,640		Serono S.A. (B Shs)	58,362
	1,188,941	e	Sherwin-Williams Co	49,400
	1,398,216		Shin-Etsu Chemical Co Ltd	49,975
	479,264		Shionogi & Co Ltd	8,240
	279,009	e	Shiseido Co Ltd	3,516
	838,000		Showa Denko KK	2,097
	448,167		Sigma-Aldrich Corp	26,715
	55,131	e*	Sirna Therapeutics, Inc	162
	714,089	b*	Solutia, Inc	164
	34		Solvay S.A.	3
	33,869		Stepan Co	886
	1,133,000		Sumitomo Bakelite Co Ltd	7,933
	1,718,140		Sumitomo Chemical Co Ltd	8,015
	262,228	e*	SuperGen, Inc	1,691
	87,810	e*	SurModics, Inc	2,164
	177,220		Suzuken Co Ltd	5,506
	292,254		Taisho Pharmaceutical Co Ltd	6,482
	3,613,994		Takeda Chemical Industries Ltd	158,649
	149,325	e*	Tanox, Inc	2,848
	4,802,925	e	Teijin Ltd	17,959
	220,879	*	Terra Industries, Inc	1,244
	2,708		Teva Pharmaceutical Industries Ltd (Spon ADR)	182
	154,363	*	Third Wave Technologies, Inc	693
	2,309,234		Toray Industries, Inc	10,878
	3,159,000		Tosoh Corp	11,407
	49,436		UCB S.A.	2,302
	120,109	*	Unifi, Inc	352
	112,835	*	United Therapeutics Corp	2,894
	87,005	e*	USANA Health Sciences, Inc	2,704
	707,779		USEC, Inc	6,207
	407,979	e	Valeant Pharmaceuticals International	8,160
	396,791		Valspar Corp	19,994
	100,477	*	Vaxgen, Inc	1,423
	222,205	*	VCA Antech, Inc	9,959
	480,175	*	Vertex Pharmaceuticals, Inc	5,205
	288,519	*	Vicuron Pharmaceuticals, Inc	3,624
	228,611	*	Vion Pharmaceuticals, Inc	951
	55,058	*	Virbac Corp	146
	545,296	*	Watson Pharmaceuticals, Inc	14,668
	195,708		Wellman, Inc	1,591
	682,909		Wesfarmers Ltd	13,986
	70,866		West Pharmaceutical Services, Inc	2,998
	52	b*	Women First Healthcare, Inc	0
	653,901	*	WR Grace & Co	4,054
	7,628,721		Wyeth	275,855
	499,799	e	Yamanouchi Pharmaceutical Co Ltd	16,810
	70,200		Zeltia S.A.	481
	247,624	*	Zila, Inc	1,216
	108,402	*	Zymogenetics, Inc	2,060

			TOTAL CHEMICALS AND ALLIED PRODUCTS	11,226,410

COAL MINING - 0.06%
	332,552		Arch Coal, Inc	12,168
	2,265,000		Byd Co Ltd (H Shs)	6,694
	412,995	e	Consol Energy, Inc	14,868
	457,529		Massey Energy Co	12,907
	305,539		Peabody Energy Corp	17,107
	36,925	*	Westmoreland Coal Co	718

			TOTAL COAL MINING	64,462

COMMUNICATIONS - 5.69%
	63,077	*	Acme Communication, Inc	435
	65,332	*	AirGate PCS, Inc	1,196
	148,223	*	Airspan Networks, Inc	821
	294,103	e*	Alamosa Holdings, Inc	2,162
	2,236	*	Alaska Communications Systems Group, Inc	14
	248,101	b,e*	Allegiance Telecom, Inc	1
	1,646,957	e	Alltel Corp	83,369
	1,137,340	*	American Tower Corp (Class A)	17,288
	9,500	*	Antena 3 Television S.A.	503
	71,241	*	Arch Wireless, Inc	2,030
	5,222,557	e	AT&T Corp	76,406
	13,626,944	*	AT&T Wireless Services, Inc	195,138
	2,235,900	*	Avaya, Inc	35,305
	477,849	*	BCE, Inc	9,516

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	48,305	*	Beasley Broadcast Group, Inc (Class A)	723
	287,000	*	Belgacom S.A.	8,736
	10,951,539		BellSouth Corp	287,149
	99,438	*	Boston Communications Group	1,019
	10,933,248		British Sky Broadcasting Group plc	123,327
	14,730,821		BT Group plc	53,028
	3,713,393		Cable & Wireless plc	8,738
	1,260,819	*	Cablevision Systems Corp (Class A)	24,775
	80,548	*	Centennial Communications Corp	576
	870,900		CenturyTel, Inc	26,162
	1,758,806	e*	Charter Communications, Inc (Class A)	6,895
	1,467,480	*	Cincinnati Bell, Inc	6,516
	223,592	*	Citadel Broadcasting Corp	3,258
	4,311,231		Clear Channel Communications, Inc	159,300
	9,375,817	*	Comcast Corp (Class A)	262,804
	3,831,410	*	Comcast Corp (Special Class A)	105,785
	176,789	*	Commonwealth Telephone Enterprises, Inc	7,915
	75,390		Cosmote Mobile Telecommunications S.A.	1,183
	1,154,137	*	Cox Communications, Inc (Class A)	32,073
	338,002	*	Cox Radio, Inc (Class A)	5,874
	1,498,262	*	Crown Castle International Corp	22,099
	115,694	*	Crown Media Holdings, Inc (Class A)	986
	112,067		CT Communications, Inc	1,687
	294,354	*	Cumulus Media, Inc (Class A)	4,948
	78,097		D&E Communications, Inc	1,048
	3,857,151	*	Deutsche Telekom AG. (Regd)	67,764
	118,403	*	Digital Generation Systems	175
	3,238,869	*	DIRECTV Group, Inc	55,385
	529,031	e*	Dobson Communications Corp (Class A)	1,725
	1,351,645	*	EchoStar Communications Corp (Class A)	41,563
	400,255	*	Eircom Group plc	721
	235,808	*	Elisa Oyj	3,156
	407,548	*	Emmis Communications Corp (Class A)	8,550
	126,674	*	Eniro AB	20
	387,354	*	Entercom Communications Corp	14,448
	230,123	*	Entravision Communications Corp (Class A)	1,767
	31,348,868	*	Ericsson (LM) (B Shs)	92,387
	31,535	*	Fisher Communications, Inc	1,587
	566,580	*	Foundry Networks, Inc	7,972
	1,267,321	*	Fox Entertainment Group, Inc (Class A)	33,837
	3,196,563		France Telecom S.A.	83,304
	2,306		Fuji Television Network, Inc	5,283
	284,000		Fujikura Ltd	1,598
	274,495	*	General Communication, Inc (Class A)	2,179
	1,450,000	*	Gestevision Telecinco S.A.	21,646
	247,678	e	Global Payments, Inc	11,150
	967,382		GN Store Nord	8,551
	84,076		Golden Telecom, Inc	2,366
	263,470		Gray Television, Inc	3,660
	8,700		Gray Television, Inc (Class A)	109
	187,779		Hearst-Argyle Television, Inc	4,841
	1		Hellenic Telecommunications Organization S.A.	0
	81,288		HickoryTech Corp	822
	15,447	*	Hungarian Telephone & Cable	150
	853		i-CABLE Communications Ltd	0
	205,128	*	IDT Corp	3,698
	106,366	*	IDT Corp (Class B)	1,961
	466,031	*	Infonet Services Corp (Class B)	816
	364,013	*	Insight Communications Co, Inc	3,371
	3,284,050	e*	InterActiveCorp	98,981
	1,112,819	*	Internap Network Services Corp	1,347
	39,181	*	ITC Deltacom, Inc	218
	12,336,378		ITV plc	25,840
	99,086	*	ITV plc (Cv)	111
	115,443	e*	j2 Global Communications, Inc	3,209
	5,320		KDDI Corp	30,424
	21,786,776		KPN NV	165,933
	3,638,879	*	Level 3 Communications, Inc	12,918
	105,412		Liberty Corp	4,949
	769,951	*	Liberty Media International, Inc	28,565
	88,308	*	Lightbridge, Inc	495
	165,286	*	Lin TV Corp (Class A)	3,504
	73,465	*	Lodgenet Entertainment Corp	1,212
	27,837,270	*	Lucent Technologies, Inc	105,225
	476,812	*	Marconi Corp plc	5,910
	140,021	*	Mastec, Inc	760
	227,654	e*	McLeodUSA, Inc (Class A)	109
	366,293	*	Mediacom Communications Corp	2,864
	1,666,701		Mediaset S.p.A.	19,000
	63,643	e*	Metro One Telecommunications, Inc	94
	20,350	*	Metrocall Holdings, Inc	1,363
	43,923	*	Modern Times Group AB (B Shs)	851
	202,633	*	Net2Phone, Inc	918
	4,900	*	Nexstar Broadcasting Group, Inc	54
	5,881,636	*	Nextel Communications, Inc (Class A)	156,804
	1,232,358	*	Nextel Partners, Inc (Class A)	19,619
	284,339	*	NII Holdings, Inc (Class B)	9,579
	7,474		Nippon Telegraph & Telephone Corp	39,933
	77,000		Nippon Television Network Corp	12,632
	93,861		North Pittsburgh Systems, Inc	1,882
	82,014	*	Novatel Wireless, Inc	2,173
	486,794	*	NTL, Inc	28,049
	7,865	*	NTL, Inc (CW11)	51
	71,766		NTT DoCoMo, Inc	128,253
	213,194	*	PanAmSat Corp	4,950
	267,227	*	Paxson Communications Corp	868
	23,672	e*	Pegasus Communications Corp	579
	295,662	*	Price Communications Corp	4,364
	430,782	*	Primus Telecommunications Group	2,188
	474,269	*	PTEK Holdings, Inc	5,468
	242,105		Publishing & Broadcasting Ltd	2,167
	13,591,121	*	Qwest Communications International, Inc	48,792
	338,843	*	Radio One, Inc (Class A)	5,459
	132,200	e*	Radio One, Inc (Class D)	2,117
	382,758	b,e*	RCN Corp	50
	198,395	*	Regent Communications, Inc	1,228
	86,935	*	Saga Communications, Inc (Class A)	1,587
	56,692	*	Salem Communications Corp (Class A)	1,538
	21,954,434		SBC Communications, Inc	532,395
	14,447,359		Seat Pagine Gialle S.p.A.	6,064
	3,600,240		SES GLOBAL	30,224
	125,868		Shaw Communications, Inc	2,100
	44,236		Shenandoah Telecom Co	1,194
	236,966		Sinclair Broadcast Group, Inc (Class A)	2,434
	9,863,327		Singapore Telecommunications Ltd	12,884
	147,622	*	Sky Network Television Ltd	474
	195,000		SmarTone Telecommunications Holding Ltd	214
	48,800		Societe Television Francaise 1 (T.F.1)	1,537
	207,277	*	Spanish Broadcasting System, Inc (Class A)	1,930

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	154,783	*	Spectrasite, Inc	6,690
	9,903,179		Sprint Corp (FON Group)	174,296
	4,471	*	SR Telecom, Inc	16
	90,989		SureWest Communications	2,875
	999		Swisscom AG. (Regd)	330
	163,344	e*	Talk America Holdings, Inc	1,253
	1,911,866		TDC a/s	62,120
	79,529		Tele2 AB (B Shs)	3,484
	2,725,341		Telecom Corp of New Zealand Ltd	10,177
	2,788,469		Telecom Italia S.p.A.	8,668
	12,013,388		Telecom Italia S.p.A.	26,528
	9,026,125		Telefonica S.A.	133,427
	7,408		Telefonica S.A. (Spon ADR)	331
	90	*	Teleglobe International Holdings Ltd	0
	1,517,764		Telekom Austria AG.	23,175
	2,525,248		Telenor ASA	17,560
	283,115		Telephone & Data Systems, Inc	20,158
	214,300		Television Broadcasts Ltd	918
	7,913,875		TeliaSonera AB	33,513
	5,302,786		Telstra Corp Ltd	18,580
	809,734		TELUS Corp (Non-Vote)	12,163
	1,082,146	*	Terremark Worldwide, Inc	920
	9,254,520		TIM S.p.A.	52,469
	261,935	*	Time Warner Telecom, Inc (Class A)	1,098
	265,806	e*	Tivo, Inc	1,885
	822,246		Tokyo Broadcasting System, Inc	14,468
	186,422	*	Triton PCS Holdings, Inc (Class A)	813
	89,761	*	U.S. Cellular Corp	3,460
	400	*	U.S. Unwired, Inc (Class A)	1
	308,405	e*	Ubiquitel, Inc	1,301
	1,643,979	*	UnitedGlobalcom, Inc (Class A)	11,935
	1,502,758	*	Univision Communications, Inc (Class A)	47,983
	19,420,788		Verizon Communications, Inc	702,838
	863,974		Viacom, Inc (Class A)	31,405
	10,550,615		Viacom, Inc (Class B)	376,868
	149,787,993		Vodafone Group plc	328,006
	427,397		Vodafone Group plc (Spon ADR)	9,445
	12,893	e	Warwick Valley Telephone Co	274
	100,544	*	West Corp	2,629
	463,472	*	Western Wireless Corp (Class A)	13,399
	268,818	*	Wireless Facilities, Inc	2,642
	850,772	e*	XM Satellite Radio Holdings, Inc	23,218
	84,572	*	Young Broadcasting, Inc (Class A)	1,112
	123,231			0

			TOTAL COMMUNICATIONS	5,838,415

DEPOSITORY INSTITUTIONS - 11.41%
	95,051		1st Source Corp	2,374
	308,000		77 Bank Ltd	2,100
	878,000		Abbey National plc	8,172
	68,145		ABC Bancorp	1,386
	2,001,824		ABN Amro Holding NV	43,791
	45,144	*	ACE Cash Express, Inc	1,160
	1,009,723		Allied Irish Banks plc	15,602
	465,402		Allied Irish Banks plc (United Kingdom)	7,208
	10,572		Alpha Bank S.A.	269
	18,225		American National Bankshares, Inc	397
	40,630	*	AmericanWest Bancorp	778
	2,098,431		AmSouth Bancorp	53,447
	125,743		Anchor Bancorp Wisconsin, Inc	3,325
	1,495,681		Anglo Irish Bank Corp plc	23,383
	52,436		Arrow Financial Corp	1,597
	563,846		Associated Banc-Corp	16,707
	909,855		Astoria Financial Corp	33,282
	3,042,631		Australia & New Zealand Banking Group Ltd	38,744
	15,424	*	Banc Corp	100
	388,500	*	Banca Antonveneta S.p.A.	7,983
	13,025,340		Banca Intesa S.p.A.	50,870
	1,911,893		Banca Intesa S.p.A. (Rnc)	5,745
	25,099		Bancfirst Corp	1,500
	6,266,598		Banco Bilbao Vizcaya Argentaria S.A.	83,714
	6,716,758		Banco Comercial Portugues S.A. (Regd)	15,690
	1,118,000		Banco Espanol de Credito S.A.	13,276
	161,483		Banco Popolare di Verona e Novara Scrl	2,774
	7,352,738		Banco Santander Central Hispano S.A.	76,307
	2,600	*	Bancorp Bank	46
	381,839		Bancorpsouth, Inc	8,603
	33,993		BancTrust Financial Group, Inc	596
	114,853		Bank Austria Creditanstalt AG.	6,735
	474,267		Bank Mutual Corp	5,170
	14,764,716		Bank Of America Corp	1,249,390
	1,829,775		Bank Of East Asia Ltd	5,231
	1,770,000	e	Bank Of Fukuoka Ltd	10,495
	87,626		Bank Of Granite Corp	1,832
	314,803		Bank Of Hawaii Corp	14,235
	22,708		Bank Of Ireland (Dublin)	303
	784,951		Bank Of Ireland (London)	10,467
	61,000		Bank of Kyoto Ltd	429
	1,400,334		Bank Of Montreal	55,742
	3,983,355		Bank Of New York Co, Inc	117,429
	2,204,787		Bank of Nova Scotia	58,904
	60,197		Bank Of The Ozarks, Inc	1,403
	1,076,927	e*	Bank Of Yokohama Ltd	6,731
	9,987,213		Bank One Corp	509,348
	1,017	*	Bank United Corp (Contingent Payment Rts)	0
	265,137		BankAtlantic Bancorp, Inc (Class A)	4,892
	903,606		Banknorth Group, Inc	29,349
	174,571	*	BankUnited Financial Corp (Class A)	4,504
	65,813		Banner Corp	1,913
	11,597,603		Barclays plc	98,799
	410,490	*	Bay View Capital Corp	846
	42,023	*	Bayerische Hypo-und Vereinsbank AG.	747
	2,723,109		BB&T Corp	100,673
	37,439		Berkshire Hills Bancorp, Inc	1,389
	24,890	*	BFC Financial Corp	294
	1,781,882		BNP Paribas	109,589
	4,796,500		BOC Hong Kong Holdings Ltd	8,179
	92,271	*	BOK Financial Corp	3,623
	133,864		Boston Private Financial Holdings, Inc	3,100
	4,400		Bostonfed Bancorp, Inc	175
	49,568		Bryn Mawr Bank Corp	1,128
	54,265		BSB Bancorp, Inc	1,929
	9,982		C&F Financial Corp	335
	23,147		Camco Financial Corp	324
	56,674		Camden National Corp	1,874
	909,345		Canadian Imperial Bank Of Commerce	44,221
	58,768		Capital City Bank Group, Inc	2,327
	30,699		Capital Corp of the West	1,192
	12,378	*	Capital Crossing Bank	691

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	2,488,000		Capitalia S.p.A.	7,779
	130,859		Capitol Federal Financial	3,913
	101,736		Cascade Bancorp	1,880
	129,061		Cathay General Bancorp	8,608
	8,780	e	Cavalry Bancorp, Inc	140
	26,644		CB Bancshares, Inc	2,483
	25,010	e	Center Bancorp, Inc	280
	57,322		Center Financial Corp	868
	63,331	*	Central Coast Bancorp	1,159
	113,692		Central Pacific Financial Corp	3,127
	22,977		Century Bancorp, Inc (Class A)	756
	61,614		CFS Bancorp, Inc	816
	24,530		Charter Financial Corp	834
	1,193,320		Charter One Financial, Inc	52,733
	152,179		Chemical Financial Corp	5,614
	180,540		Chiba Bank Ltd	1,105
	210,348		Chittenden Corp	7,394
	33,365,365	e	Citigroup, Inc	1,551,489
	1,900	*	Citigroup, Inc (Litigation Wts)	2
	269,442		Citizens Banking Corp	8,366
	57,897		Citizens First Bancorp, Inc	1,379
	29,853		Citizens South Banking Corp	393
	53,685		City Bank	1,719
	104,336		City Holding Co	3,295
	209,250		City National Corp	13,748
	17,569		Clifton Savings Bancorp, Inc	207
	22,259	e	CNB Financial Corp	304
	75,720		Coastal Financial Corp	1,132
	75,738		CoBiz, Inc	1,047
	649,952		Colonial Bancgroup, Inc	11,810
	40,908		Columbia Bancorp	1,195
	24,492		Columbia Bancorp (Oregon)	338
	107,711		Columbia Banking System, Inc	2,391
	2,080,720		Comerica, Inc	114,190
	363,873		Commerce Bancorp, Inc	20,017
	319,803		Commerce Bancshares, Inc	14,693
	26,683	e	Commercial Bankshares, Inc	709
	213,959	*	Commercial Capital Bancorp, Inc	3,716
	367,377		Commercial Federal Corp	9,956
	676,831	*	Commerzbank AG.	11,924
	2,328,473	*	Commonwealth Bank of Australia	52,845
	21,627		Community Bank of North Virginia	292
	145,738		Community Bank System, Inc	3,321
	92,142		Community Trust Bancorp, Inc	2,810
	678,640		Compass Bancshares, Inc	29,182
	101,995		Corus Bankshares, Inc	4,193
	3,861,751		Credit Agricole S.A.	93,968
	2,466,550		Credit Suisse Group	87,641
	263,271		Cullen/Frost Bankers, Inc	11,781
	228,382		CVB Financial Corp	4,974
	1,130,600		DAH Sing Financial	6,668
	1,902,400		Danske Bank a/s	45,075
	3,022,623		DBS Group Holdings Ltd	25,270
	3,167,420		Depfa Bank plc	46,012
	966,418		Deutsche Bank AG. (Regd)	75,933
	649,756		Dexia	10,783
	198,219		Dime Community Bancshares	3,465
	547,155		DNB NOR Holding ASA	3,734
	100,823		Downey Financial Corp	5,369
	301,374		East West Bancorp, Inc	9,252
	11,516		Eastern Virginia Bankshares, Inc	227
	125,227		EFG Eurobank Ergasias S.A.	2,730
	171,600		Erste Bank Der Oesterreichischen Sparkassen AG.	26,953
	32,145		ESB Financial Corp	402
	184,454	*	Euronet Worldwide, Inc	4,266
	39,705		EverTrust Financial Group, Inc	1,009
	11,668		Exchange National Bancshares, Inc	341
	42,204		Farmers Capital Bank Corp	1,509
	22,226		FFLC Bancorp, Inc	559
	92,800		Fidelity Bankshares, Inc	3,290
	3,204,252		Fifth Third Bancorp	172,325
	55,184		Financial Institutions, Inc	1,363
	47,934		First Bancorp (North Carolina)	1,602
	172,235		First Bancorp (Puerto Rico)	7,019
	57,913		First Busey Corp (Class A)	1,693
	193,073		First Charter Corp	4,207
	8,696	e	First Citizens Banc Corp	180
	42,404		First Citizens Bancshares, Inc (Class A)	5,173
	396,241		First Commonwealth Financial Corp	5,139
	91,499		First Community Bancorp	3,517
	63,426		First Community Bancshares, Inc	2,125
	116,892		First Federal Capital Corp	3,253
	219,142		First Financial Bancorp	3,883
	100,036		First Financial Bankshares, Inc	4,195
	94,346		First Financial Corp (Indiana)	3,010
	87,866		First Financial Holdings, Inc	2,531
	6,351		First Financial Service Corp	155
	874,583		First Horizon National Corp	39,767
	19,577		First M & F Corp	610
	120,800		First Merchants Corp	3,135
	249,475		First Midwest Bancorp, Inc	8,784
	227,219	e	First National Bankshares of Florida, Inc	4,306
	44,459		First Oak Brook Bancshares, Inc	1,347
	21,581		First Of Long Island Corp	997
	105,591		First Republic Bank	4,549
	153,815	e	First Sentinel Bancorp, Inc	3,161
	31,106	e	First South Bancorp, Inc	698
	46,287		First State Bancorp	1,422
	16,400		First United Corp	319
	17,900		Firstbank Corp	521
	106,582	*	FirstFed Financial Corp	4,434
	413,560		FirstMerit Corp	10,906
	17,914	e	Flag Financial Corp	231
	292,295		Flagstar Bancorp, Inc	5,811
	93,467		Flushing Financial Corp	1,650
	18,501		FMS Financial Corp	323
	250,558		FNB Corp	5,111
	45,284		FNB Corp (Virginia)	1,305
	13,456		FNB Corp, Inc (North Carolina)	262
	25,185		Foothill Independent Bancorp	526
	1,567,012		Fortis	34,698
	462,027	*	Fortis (Strip Vvpr)	11
	15,965	*	Franklin Bank Corp	253
	102,348		Frontier Financial Corp	3,576
	691,431		Fulton Financial Corp	13,932
	36,540		GB&T Bancshares, Inc	873
	147,007		Glacier Bancorp, Inc	4,141
	283,238		Gold Banc Corp, Inc	4,390
	677,586		Golden West Financial Corp	72,061

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	72,376		Great Southern Bancorp, Inc	2,117
	14,961		Greater Community Bancorp	213
	25,434		Greene County Bancshares, Inc	572
	959,221		Greenpoint Financial Corp	38,081
	585,000		Gunma Bank Ltd	2,949
	191,834		Hancock Holding Co	5,575
	1,604,194		Hang Seng Bank Ltd	20,567
	92,789		Hanmi Financial Corp	2,737
	130,760		Harbor Florida Bancshares, Inc	3,597
	152,262		Harleysville National Corp	3,898
	59,113		Heartland Financial U.S.A., Inc	1,085
	53,643	*	Heritage Commerce Corp	782
	16,789		Heritage Financial Corp	313
	1,412,492		Hibernia Corp (Class A)	34,324
	61,841		Horizon Financial Corp	1,231
	3,872,267	*	HSBC Holdings plc (Hong Kong)	58,334
	19,927,394	*	HSBC Holdings plc (United Kingdom)	296,334
	387,435		Hudson City Bancorp, Inc	12,956
	220,035		Hudson River Bancorp, Inc	3,756
	220,755		Hudson United Bancorp	8,230
	84,876		Humboldt Bancorp	1,775
	1,330,626		Huntington Bancshares, Inc	30,471
	50,545		IberiaBank Corp	2,991
	15,236	e	IBT Bancorp, Inc	693
	87,745		Independent Bank Corp (Massachusetts)	2,540
	138,591		Independent Bank Corp (Michigan)	3,520
	281,616		IndyMac Bancorp, Inc	8,899
	107,843		Integra Bank Corp	2,376
	110,500	*	Intercept, Inc	1,810
	65,024		Interchange Financial Services Corp	1,618
	208,773		International Bancshares Corp	8,466
	156,314		Irwin Financial Corp	4,127
	29,214	*	Itla Capital Corp	1,185
	11,377,886		J.P. Morgan Chase & Co	441,121
	1,805,034		Joyo Bank Ltd	8,023
	870,378		KBC Bancassurance Holding NV	50,078
	2,434,866		KeyCorp	72,778
	83,802		KNBT Bancorp, Inc	1,399
	83,070		Lakeland Bancorp, Inc	1,341
	34,362		Lakeland Financial Corp	1,151
	10,728,498		Lloyds TSB Group plc	84,002
	15,000		LNB Bancorp, Inc	294
	25,264		LSB Bancshares, Inc	408
	374,376		M & T Bank Corp	32,683
	60,119		Macatawa Bank Corp	1,653
	449,433		Macquarie Bank Ltd	10,607
	169,462		MAF Bancorp, Inc	7,233
	89,523		Main Street Banks, Inc	2,516
	65,225		MainSource Financial Group, Inc	1,324
	1,523,448		Marshall & Ilsley Corp	59,552
	123,090		MB Financial, Inc	4,531
	66,602		MBT Financial Corp	1,213
	4,214,373		Mellon Financial Corp	123,608
	37,833		Mercantile Bank Corp	1,379
	542,128		Mercantile Bankshares Corp	25,382
	25,673		Merchants Bancshares, Inc	674
	164,541		Mid-State Bancshares	3,868
	65,564		Midwest Banc Holdings, Inc	1,462
	17,580		Mitsubishi Tokyo Financial Group, Inc	162,726
	1,051,300		Mitsui Trust Holdings, Inc	7,708
	11,650		Mizuho Financial Group, Inc	52,850
	13,066		MutualFirst Financial, Inc	283
	115,388		Nara Bancorp, Inc	1,977
	19,696		NASB Financial, Inc	831
	2,823,444		National Australia Bank Ltd	58,690
	699,287		National Bank Of Canada	22,427
	2,743,783		National Bank of Greece S.A.	59,687
	8,841		National Bankshares, Inc	367
	6,231,232		National City Corp	218,155
	996,272		National Commerce Financial Corp	32,379
	153,674		National Penn Bancshares, Inc	4,570
	45,446		NBC Capital Corp	1,227
	226,718		NBT Bancorp, Inc	5,065
	391,990		NetBank, Inc	4,284
	2,447,196	e	New York Community Bancorp, Inc	48,038
	319,825	*	NewAlliance Bancshares, Inc	4,465
	876,656		Nordea Bank AB	6,299
	3,212,931		Nordea Bank AB (Sweden)	23,139
	1,259,541	e	North Fork Bancorp, Inc	47,926
	3,441		Northern States Financial Corp	93
	1,788,859		Northern Trust Corp	75,633
	112,582		Northwest Bancorp, Inc	2,578
	19,783		Oak Hill Financial, Inc	623
	67,888		OceanFirst Financial Corp	1,626
	319,342	*	Ocwen Financial Corp	3,845
	329,555		Old National Bancorp	8,183
	5,371		Old Point Financial Corp	162
	45,601		Old Second Bancorp, Inc	2,405
	52,351		Omega Financial Corp	1,802
	3,468		Oneida Financial Corp	36
	1,269,832		Oversea-Chinese Banking Corp Ltd	8,920
	16,596		PAB Bankshares, Inc	201
	324,412		Pacific Capital Bancorp	9,126
	62,361		Park National Corp	7,964
	27,967		Parkvale Financial Corp	737
	41,597		Partners Trust Financial Group, Inc	815
	42,110		Peapack Gladstone Financial Corp	1,353
	31,680		Pennfed Financial Services, Inc	1,077
	49,085		Pennrock Financial Services Corp	1,482
	17,642	e	Penns Woods Bancorp, Inc	785
	66,145		Peoples Bancorp, Inc	1,759
	188,178		People's Bank	5,862
	59,420		Peoples Holding Co	2,054
	93,098		PFF Bancorp, Inc	3,467
	235,649		Piraeus Bank S.A.	2,752
	1,454,400		PNC Financial Services Group, Inc	77,200
	182,076		Provident Bancorp, Inc	2,076
	193,436		Provident Bankshares Corp	5,579
	211,998	e	Provident Financial Group, Inc	8,365
	30,436		Provident Financial Holdings	720
	370,906		Provident Financial Services, Inc	6,509
	172,475		R & G Financial Corp (Class B)	5,702
	1,220,942		Regions Financial Corp	44,625
	52,286		Republic Bancorp, Inc (Class A) (Kentucky)	1,056
	360,576		Republic Bancorp, Inc (Michigan)	5,012
	1,354,818	e*	Resona Holdings, Inc	2,409
	139,171		Riggs National Corp	2,939
	35,490		Royal Bancshares Of Pennsylvania (Class A)	880
	1,282,581		Royal Bank Of Canada	56,565

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	67,800	*	Royal Bank Of Canada (New York)	3,006
	9,396,302		Royal Bank Of Scotland Group plc	270,598
	162,955		S & T Bancorp, Inc	5,211
	70,078		S.Y. Bancorp, Inc	1,641
	230,633		Sanpaolo IMI S.p.A.	2,778
	55,049		Santander Bancorp	1,361
	51,912		SCBT Financial Corp	1,565
	73,178		Seacoast Banking Corp Of Florida	1,532
	180,023		Seacoast Financial Services Corp	6,229
	53,843		Second Bancorp, Inc	1,685
	20,809		Security Bank Corp	723
	4,832,000	e	Shinsei Bank Ltd	30,821
	836,168		Shizuoka Bank Ltd	7,387
	24,317		Shore Bancshares, Inc	623
	22,138	e	Sierra Bancorp	351
	2,300	*	Signature Bank	55
	207,372	e*	Silicon Valley Bancshares	8,222
	90,998		Simmons First National Corp (Class A)	2,369
	394,118		Skandinaviska Enskilda Banken (A Shs)	5,703
	524,050		Sky Financial Group, Inc	12,960
	7,199		Smithtown Bancorp, Inc	293
	946,818		Societe Generale (A Shs)	80,463
	67,260		Sound Federal Bancorp, Inc	903
	368,311		South Financial Group, Inc	10,438
	20,682		Southern Community Financial Corp	216
	61,402		Southside Bancshares, Inc	1,289
	1,877,662		SouthTrust Corp	72,872
	186,969		Southwest Bancorp Of Texas, Inc	8,249
	66,502		Southwest Bancorp, Inc	1,214
	1,758,401		Sovereign Bancorp, Inc	38,861
	148,000		Standard Chartered plc	2,410
	52,367		State Bancorp, Inc	1,279
	35,637		State Financial Services Corp (Class A)	1,057
	1,760,756		State Street Corp	86,347
	83,031		Sterling Bancorp	2,293
	295,804		Sterling Bancshares, Inc	4,197
	138,089		Sterling Financial Corp (Pennsylvania)	3,594
	136,387	*	Sterling Financial Corp (Spokane)	4,347
	17,369	e	Sumitomo Mitsui Financial Group Inc	119,067
	4,278,809	e	Sumitomo Trust & Banking Co Ltd	30,469
	31,618		Summit Bancshares, Inc	920
	56,889	*	Sun Bancorp, Inc (New Jersey)	1,209
	34,434		Sun Bancorp, Inc (Pennsylvania)	771
	1,121,214		Suncorp-Metway Ltd	11,091
	1,324,313	e	SunTrust Banks, Inc	86,067
	262,583		Svenska Handelsbanken	5,229
	204,173		Svenska Handelsbanken AB (A Shs)	4,093
	1,711,052		Synovus Financial Corp	43,324
	18,209		Taylor Capital Group, Inc	396
	747,143		TCF Financial Corp	43,372
	56,207	*	Texas Capital Bancshares, Inc	933
	152,657		Texas Regional Bancshares, Inc (Class A)	7,008
	165,960		TierOne Corp	3,570
	67,015		Trico Bancshares	1,267
	461,737		Trustco Bank Corp NY	6,049
	236,197		Trustmark Corp	6,831
	16,973,051		U.S. Bancorp	467,777
	90,128		U.S.B. Holding Co, Inc	2,066
	5,279,811		UBS AG. (Regd)	372,040
	114,000	e	UBS AG. (Regd) (New York)	8,101
	275,297		UCBH Holdings, Inc	10,880
	4,945	e	UFJ Holdings, Inc	21,844
	101,364		UMB Financial Corp	5,232
	176,352		Umpqua Holdings Corp	3,702
	8,431,677		UniCredito Italiano S.p.A.	41,649
	52,606		Union Bankshares Corp	1,662
	1,593,467		Union Planters Corp	47,501
	303,448		UnionBanCal Corp	17,114
	181,146		United Bankshares, Inc	5,887
	180,733		United Community Banks, Inc	4,551
	189,452		United Community Financial Corp	2,463
	2,389,861		United Overseas Bank Ltd	18,592
	18,033	e	United Securities Bancshares	360
	7,201	e	United Security Bancshares (California)	151
	20,407		Univest Corp of Pennsylvania	1,041
	137,066		Unizan Financial Corp	3,577
	537,096		Valley National Bancorp	13,578
	23,598	*	Virginia Commerce Bancorp	696
	46,630		Virginia Financial Group, Inc	1,602
	523,228		W Holding Co, Inc	8,984
	7,503,838		Wachovia Corp	333,921
	23,161		Warwick Community Bancorp	742
	411,740		Washington Federal, Inc	9,882
	87,566		Washington Trust Bancorp, Inc	2,274
	14,098	e	Wayne Bancorp, Inc	400
	269,572		Webster Financial Corp	12,675
	9,923,394		Wells Fargo & Co	567,916
	142,396		Wesbanco, Inc	4,148
	61,742		West Bancorporation	1,080
	109,196		West Coast Bancorp	2,341
	182,959		Westamerica Bancorp	9,596
	37,736	*	Western Sierra Bancorp	1,169
	2,847,050		Westpac Banking Corp	34,905
	236,787		Whitney Holding Corp	10,577
	58,141		Willow Grove Bancorp, Inc	925
	345,160		Wilmington Trust Corp	12,847
	3,100		Wilshire Financial Services Group	29
	36,244	*	Wilshire State Bank	889
	2		Wing Lung Bank Ltd	0
	121,198		Wintrust Financial Corp	6,122
	46,412		WSFS Financial Corp	2,259
	21,414		Yadkin Valley Bank and Trust Co	278
	50,501		Yardville National Bancorp	1,263
	671,966		Zions Bancorp	41,292

			TOTAL DEPOSITORY INSTITUTIONS	11,699,566

EATING AND DRINKING PLACES - 0.62%
	2,314	*	AFC Enterprises, Inc	49
	447,596		Applebee's International, Inc	10,304
	651,823		Aramark Corp (Class B)	18,746
	53,439	*	Autogrill S.p.A.	757
	8,821	*	Benihana, Inc (Class A)	131
	217,273		Bob Evans Farms, Inc	5,949
	1,741,080	*	Brinker International, Inc	59,406
	3,700	*	Buca, Inc	20
	30,247	*	Buffalo Wild Wings, Inc	836
	104,730	*	California Pizza Kitchen, Inc	2,007
	341,421		CBRL Group, Inc	10,533
	298,331	*	CEC Entertainment, Inc	8,804

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	2,123	*	Champps Entertainment, Inc	18
	65,787	*	Chicago Pizza & Brewery, Inc	1,001
	326,138	e*	CKE Restaurants, Inc	4,347
	12,489,169		Compass Group plc	76,214
	94,784	*	Cosi, Inc	566
	789,675		Darden Restaurants, Inc	16,228
	69,368	e*	Dave & Buster's, Inc	1,303
	2,162,557		Enterprise Inns plc	22,550
	124,375		IHOP Corp	4,448
	217,494	*	Jack In The Box, Inc	6,460
	280,108	e*	Krispy Kreme Doughnuts, Inc	5,347
	132,519		Landry's Restaurants, Inc	3,961
	96,996		Lone Star Steakhouse & Saloon, Inc	2,637
	10,296	*	Luby's, Inc	71
	6,960,334		McDonald's Corp	180,969
	2,770,478		Mitchells & Butlers plc	13,993
	177,948	*	O'Charley's, Inc	3,059
	305,386		Outback Steakhouse, Inc	12,631
	159,346	e*	P.F. Chang's China Bistro, Inc	6,557
	173,889	e*	Papa John's International, Inc	5,137
	490,623		Punch Taverns plc	4,529
	199,132	*	Rare Hospitality International, Inc	4,958
	68,074	*	Red Robin Gourmet Burgers, Inc	1,863
	300,474		Ruby Tuesday, Inc	8,248
	265,198	*	Ryan's Restaurant Group, Inc	4,190
	63		Skylark Co Ltd	1
	44,550		Sodexho Alliance S.A.	1,174
	361,686	*	Sonic Corp	8,228
	488,494	e*	The Cheesecake Factory, Inc	19,437
	139,700	*	The Steak N Shake Co	2,545
	86,022	e	Triarc Cos (Class A)	889
	141,808		Triarc Cos (Class B)	1,442
	558,871		Wendy's International, Inc	19,471
	168,799		Whitbread plc	2,518
	1,864,728		Yum! Brands, Inc	69,405

			TOTAL EATING AND DRINKING PLACES	633,937

EDUCATIONAL SERVICES - 0.23%
	972,289	*	Apollo Group, Inc (Class A)	85,843
	83,179	*	Apollo Group, Inc (University Of Phoenix Online)	7,286
	32		Benesse Corp	1
	677,826	*	Career Education Corp	30,882
	1,851,842	*	Corinthian Colleges, Inc	45,815
	280,276	*	DeVry, Inc	7,685
	662,124	*	Education Management Corp	21,757
	275,918	*	ITT Educational Services, Inc	10,490
	219,310	*	Laureate Education, Inc	8,386
	62,464	*	Learning Tree International, Inc	906
	97,113	*	Princeton Review, Inc	735
	107,453		Strayer Education, Inc	11,989
	65,498	*	Universal Technical Institute, Inc	2,618

			TOTAL EDUCATIONAL SERVICES	234,393

ELECTRIC, GAS, AND SANITARY SERVICES - 3.65%
	3,135,648	*	AES Corp	31,137
	316,024		AGL Resources, Inc	9,180
	497,708		Aguas de Barcelona S.A. (A Shs)	8,478
	1,123,173	*	Allegheny Energy, Inc	17,308
	418,300		Allete, Inc	13,929
	525,023		Alliant Energy Corp	13,693
	1,710,413	*	Allied Waste Industries, Inc	22,543
	1,470,287		Ameren Corp	63,164
	2,732,244		American Electric Power Co, Inc	87,432
	95,565		American States Water Co	2,221
	466,936		Aqua America, Inc	9,362
	1,176,112	*	Aquila, Inc	4,187
	420,126		Atmos Energy Corp	10,755
	1,055,996		Australian Gas Light Co Ltd	8,923
	419,607		Avista Corp	7,729
	386	*	Beacon Power Corp	0
	12,479,974		BG Group plc	76,894
	279,717		Black Hills Corp	8,811
	98,020		California Water Service Group	2,700
	6,998,279	e*	Calpine Corp	30,233
	70,078		Cascade Natural Gas Corp	1,547
	113,076	*	Casella Waste Systems, Inc (Class A)	1,487
	1,317,013		Centerpoint Energy, Inc	15,146
	74,625		Central Vermont Public Service Corp	1,529
	4,915,717		Centrica plc	20,013
	96,379		CH Energy Group, Inc	4,476
	12,177		Chesapeake Utilities Corp	276
	623,429		Chubu Electric Power Co, Inc	13,170
	1,178,572		Cinergy Corp	44,786
	1,550,401	e*	Citizens Communications Co	18,760
	50,210	e*	Clean Harbors, Inc	476
	276,546		Cleco Corp	4,972
	2,355,645		CLP Holdings Ltd	12,896
	1,109,861	*	CMS Energy Corp	10,133
	52,584		Connecticut Water Service, Inc	1,349
	1,323,208	e	Consolidated Edison, Inc	52,611
	1,173,989		Constellation Energy Group, Inc	44,494
	450,418		Contact Energy Ltd	1,676
	4,797		Crosstex Energy, Inc	192
	12		Daiseki Co Ltd	0
	1,574,178		Dominion Resources, Inc	99,299
	614,368		DPL, Inc	11,931
	1,036,781		DTE Energy Co	42,031
	4,777,159		Duke Energy Corp	96,929
	368,643		Duquesne Light Holdings, Inc	7,118
	62,356	*	Duratek, Inc	942
	2,101,088	e*	Dynegy, Inc (Class A)	8,951
	3,836,590		E.ON AG.	276,800
	2,400		E.ON AG. (Spon ADR)	174
	1,920,991		Edison International	49,120
	5,032,871	*	Edison S.p.A.	8,707
	3,122,508	e	El Paso Corp	24,605
	304,975	*	El Paso Electric Co	4,709
	4,582,162		Electricidade de Portugal S.A.	12,822
	144,630		Empire District Electric Co	2,909
	3,842,619		Enagas	41,655
	280,959		Energen Corp	13,483
	724,717		Energy East Corp	17,574
	29,698		EnergySouth, Inc	1,189
	1,904,754	e	Entergy Corp	106,685
	520,258		Equitable Resources, Inc	26,903
	6,081,184		Exelon Corp	202,443
	2,125,479		FirstEnergy Corp	79,514
	1,314,665		FPL Group, Inc	84,073
	422,278		Great Plains Energy, Inc	12,542

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	471,696	e	Hawaiian Electric Industries, Inc	12,311
	400,300		Hokkaido Electric Power Co, Inc	7,113
	6,179,199		Hong Kong & China Gas Co Ltd	10,180
	1,439,511		Hong Kong Electric Holdings Ltd	5,961
	407,290		Iberdrola S.A.	8,597
	239,322		Idacorp, Inc	6,462
	554,603	e	Kansai Electric Power Co, Inc	10,110
	911,236		Kelda Group plc	8,267
	857,575		KeySpan Corp	31,473
	501,341		Kinder Morgan, Inc	29,725
	806,962		Kurita Water Industries Ltd	11,056
	826,804		Kyushu Electric Power Co, Inc	15,420
	153,497		Laclede Group, Inc	4,207
	557,903		MDU Resources Group, Inc	13,406
	84,751	*	Metal Management, Inc	1,679
	110,870		MGE Energy, Inc	3,618
	69,144		Middlesex Water Co	1,340
	282,423	b,e*	Mirant Corp	100
	757,720		National Fuel Gas Co	18,943
	3,383,763		National Grid Transco plc	26,111
	225,652		New Jersey Resources Corp	9,383
	400,000		Nexans S.A.	14,843
	128,388		NGC Holdings Ltd	232
	325,727	e	Nicor, Inc	11,065
	1,405,768		NiSource, Inc	28,987
	1,964,200	e	Nissin Co Ltd	8,083
	679,595		Northeast Utilities	13,232
	163,049		Northwest Natural Gas Co	4,973
	483,507	*	NRG Energy, Inc	11,991
	306,565		NSTAR	14,678
	100,903	*	NUI Corp	1,473
	509,129		OGE Energy Corp	12,968
	607,687		Oneok, Inc	13,363
	6,770,445		Osaka Gas Co Ltd	18,801
	163,458		Otter Tail Corp	4,390
	174,454		Peoples Energy Corp	7,353
	962,783		Pepco Holdings, Inc	17,600
	3,121,128	*	PG&E Corp	87,204
	179,135		Piedmont Natural Gas Co, Inc	7,649
	649,716		Pinnacle West Capital Corp	26,242
	365,304		PNM Resources, Inc	7,587
	1,320,211		PPL Corp	60,598
	1,616,353	e	Progress Energy, Inc	71,200
	496,039	*	Progress Energy, Inc (Cvo)	5
	1,623,775		Public Service Enterprise Group, Inc	65,000
	566,770		Puget Energy, Inc	12,418
	122,038		Puma AG. Rudolf Dassler Sport	31,013
	441,296		Questar Corp	17,052
	1,367,746	*	Reliant Resources, Inc	14,813
	1,222,344		Republic Services, Inc	35,375
	107,485		Resource America, Inc (Class A)	2,537
	689,913		RWE AG.	32,442
	596,674		SCANA Corp	21,701
	3,063,399		Scottish Power plc	22,152
	87,371	*	SEMCO Energy, Inc	508
	1,355,818		Sempra Energy	46,681
	92,100		Severn Trent plc	1,330
	733,296	e*	Sierra Pacific Resources	5,654
	39,973		SJW Corp	1,359
	4,276,727		Snam Rete Gas S.p.A.	18,368
	77,797		South Jersey Industries, Inc	3,423
	4,197,451		Southern Co	122,356
	484,966	*	Southern Union Co	10,223
	246,042		Southwest Gas Corp	5,937
	98,461		Southwest Water Co	1,233
	207,074	*	Stericycle, Inc	10,714
	338,000		Suez S.A.(France)	7,036
	909,547	e	TECO Energy, Inc	10,905
	73,476		Texas Genco Holdings, Inc	3,313
	498,570		Tohoku Electric Power Co, Inc	8,398
	1,775,941		Tokyo Electric Power Co, Inc	40,283
	732,311	e	Tokyo Gas Co Ltd	2,597
	83,300		Tomra Systems ASA	393
	542,534		TransAlta Corp	6,778
	2,442,568	e	TXU Corp	98,948
	295,135		UGI Corp	9,474
	99,695		UIL Holdings Corp	4,854
	32,577		Union Fenosa S.A.	695
	200,782	e	Unisource Energy Corp	4,989
	262,929		United Utilities plc	2,472
	1,008,770		United Utilities plc (A Shs)	6,087
	10,200		Unitil Corp	269
	375,152		Vectren Corp	9,413
	3,724,043	*	Vivendi Universal S.A.	103,304
	266,712	*	Waste Connections, Inc	7,911
	123,400		Waste Management NZ Ltd	372
	4,914,608		Waste Management, Inc	150,633
	8,740		West Japan Railway Co	35,244
	457,622		Westar Energy, Inc	9,111
	355,188		Western Gas Resources, Inc	11,537
	243,546		WGL Holdings, Inc	6,995
	3,209,017		Williams Cos, Inc	38,187
	671,621		Wisconsin Energy Corp	21,902
	214,591		WPS Resources Corp	9,946
	2,409,940		Xcel Energy, Inc	40,270
	47,138,000	*	Xinao Gas Holdings Ltd	21,001

			TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,747,361

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 7.53%
	659,628	*	ABB Ltd	3,608
	141,909	*	Actel Corp	2,625
	6,539,758	*	ADC Telecommunications, Inc	18,573
	282,225		Adtran, Inc	9,418
	304,935	*	Advanced Energy Industries, Inc	4,794
	613,432	*	Advanced Fibre Communications, Inc	12,391
	1,778,413	*	Advanced Micro Devices, Inc	28,277
	1,831	*	Advanced Power Technology, Inc	23
	370,965	e	Advantest Corp	24,852
	402,122	*	Aeroflex, Inc	5,762
	4,031,816	e*	Agere Systems, Inc (Class A)	9,273
	8,542,278	*	Agere Systems, Inc (Class B)	18,366
	2,692,595	*	Alcatel S.A.	41,539
	136,132	*	Alcatel S.A. (Spon ADR)	2,109
	151,838	*	Alliance Semiconductor Corp	903
	352,000	e	Alps Electric Co Ltd	5,007
	1,477,541	*	Alstom	1,654
	2,572,973	e*	Altera Corp	57,171
	805,095		American Power Conversion Corp	15,820
	99,329	*	American Superconductor Corp	1,299

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	334,701		Ametek, Inc	10,342
	118,535	*	AMIS Holdings, Inc	2,006
	477,091	*	Amkor Technology, Inc	3,903
	351,604	*	Amphenol Corp (Class A)	11,715
	1,981,271	e	Analog Devices, Inc	93,278
	158,876	*	Anaren Microwave, Inc	2,596
	118,403	*	Applica, Inc	1,054
	1,612,818	*	Applied Micro Circuits Corp	8,580
	57,062		Applied Signal Technology, Inc	2,000
	150,000		ARM Holdings plc	326
	517,739	*	Arris Group, Inc	3,075
	363,367	*	Artesyn Technologies, Inc	3,270
	133,574	*	Artisan Components, Inc	3,446
	557,000		ASM Pacific Technology Ltd	2,089
	944,395	*	ASML Holding NV	15,983
	3,973	*	ASML Holding NV (New York Shs)	68
	48,428	*	Atheros Communications, Inc	510
	858,583	*	ATI Technologies, Inc	16,112
	2,213,455	*	Atmel Corp	13,104
	184,051	*	ATMI, Inc	5,026
	381,326	e*	Avanex Corp	1,483
	254,561		AVX Corp	3,678
	60	*	AXT, Inc	0
	223,815		Baldor Electric Co	5,226
	5,720		Bang & Olufsen a/s	315
	5,497		Barco NV	496
	80,980		Bel Fuse, Inc (Class B)	3,377
	255,690	*	Benchmark Electronics, Inc	7,441
	3,446	*	Brillian Corp	28
	1,960,570	*	Broadcom Corp (Class A)	91,696
	227,743		C&D Technologies, Inc	4,061
	105,162	*	California Micro Devices Corp	1,213
	445,595	*	Capstone Turbine Corp	970
	99,767	*	Carrier Access Corp	1,189
	39,006	*	Catapult Communications Corp	897
	397,834	*	C-COR.net Corp	4,094
	441,781	*	Celestica, Inc	8,794
	43,858	*	Celestica, Inc (U.S.)	875
	79,353	*	Centillium Communications, Inc	304
	92,612	*	Ceradyne, Inc	3,313
	98,338	*	Ceva, Inc	778
	482,000	*	Chartered Semiconductor Manufacturing Ltd	392
	339,284	*	Checkpoint Systems, Inc	6,083
	26,584	*	Cherokee International Corp	303
	349,469	*	ChipPAC, Inc	2,191
	3,619,470	*	CIENA Corp	13,464
	6,406	*	ClearOne Communications, Inc	36
	87,216	*	Comtech Telecommunications	1,968
	1,706,652	*	Comverse Technology, Inc	34,031
	2,687,453	*	Conexant Systems, Inc	11,637
	2,195,049	e*	Corvis Corp	3,095
	394,338	e*	Cree, Inc	9,180
	217,648		CTS Corp	2,625
	98,628		Cubic Corp	2,064
	644,745	*	Cypress Semiconductor Corp	9,149
	52,518	*	DDi Corp	432
	65,055	*	Digital Theater Systems, Inc	1,701
	42,061	*	Diodes, Inc	996
	170,824	*	Ditech Communications Corp	3,987
	63,420	e*	Drexler Technology Corp	845
	179,359	*	DSP Group, Inc	4,886
	696,515	e*	Dupont Photomasks, Inc	14,160
	744,823	*	Eagle Broadband, Inc	737
	173,065	*	Electro Scientific Industries, Inc	4,899
	203,250		Electrocomponents plc	1,316
	348,247		Electrolux AB Series B	6,680
	223	*	Emcore Corp	1
	2,218,714		Emerson Electric Co	140,999
	108,324	*	Emerson Radio Corp	339
	66,501	*	EMS Technologies, Inc	1,292
	469,136	*	Energizer Holdings, Inc	21,111
	117,896	e*	Energy Conversion Devices, Inc	1,328
	1	*	Energy Developments Ltd	0
	327,332	*	Entegris, Inc	3,787
	138,426	*	Epcos AG.	2,892
	196,497	*	ESS Technology, Inc	2,104
	249,034	*	Exar Corp	3,651
	564,094	*	Fairchild Semiconductor International, Inc	9,234
	962,441	e*	Finisar Corp	1,906
	374,285		Fisher & Paykel Appliances Holdings Ltd	1,084
	138,653		Fisher & Paykel Healthcare Corp	1,162
	86,138		Franklin Electric Co, Inc	3,253
	259,768	e*	FuelCell Energy, Inc	3,034
	3,223,968	e	Fujitsu Ltd	22,721
	660	*	Furukawa Electric Co Ltd	3
	2,223,616	*	Gemstar-TV Guide International, Inc	10,673
	67,688,455		General Electric Co	2,193,106
	211,702	*	Genesis Microchip, Inc	2,915
	75,477	*	Genlyte Group, Inc	4,746
	34,860		Germanos S.A.	1,007
	622,503	*	GrafTech International Ltd	6,511
	308,606		Harman International Industries, Inc	28,083
	439,750	*	Harmonic, Inc	3,747
	345,276		Harris Corp	17,523
	163,915		Helix Technology Corp	3,496
	163,317	*	Hexcel Corp	1,891
	79,800		Hirose Electric Co Ltd	8,769
	271,170		Hubbell, Inc (Class B)	12,666
	150,702	*	Hutchinson Technology, Inc	3,706
	90,579	*	Inet Technologies, Inc	1,130
	951,136	*	Infineon Technologies AG.	12,764
	57,387	*	Innovex, Inc	262
	380,248	e*	Integrated Circuit Systems, Inc	10,328
	1,084,532	*	Integrated Device Technology, Inc	15,010
	214,117	*	Integrated Silicon Solution, Inc	2,614
	40,400,246		Intel Corp	1,115,047
	331,518	*	Interdigital Communications Corp	6,236
	339,097	*	International Rectifier Corp	14,045
	659,744		Intersil Corp (Class A)	14,290
	179,220		Inter-Tel, Inc	4,475
	215,521	*	InterVoice, Inc	2,472
	130,663	*	IXYS Corp	1,030
	843,119	*	Jabil Circuit, Inc	21,230
	7,934,664	*	JDS Uniphase Corp	30,072
	6,202,409		Johnson Electric Holdings Ltd	6,322
	540,108	*	Kemet Corp	6,600
	1,426,102		Kesa Electricals plc	7,481
	390,800		Kidde plc	847
	166,000		Koha Co Ltd	6,222

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	3,374,767		Koninklijke Philips Electronics NV	90,864
	432,144	*	Kopin Corp	2,208
	10,000	*	Kudelski S.A. (Br)	287
	556,098		Kyocera Corp	47,193
	466,163		L-3 Communications Holdings, Inc	31,140
	830,008	*	Lattice Semiconductor Corp	5,818
	57,674	*	Lifeline Systems, Inc	1,365
	1,636,352		Linear Technology Corp	64,587
	154,331	*	Littelfuse, Inc	6,545
	113,170		LSI Industries, Inc	1,301
	3,701,264	*	LSI Logic Corp	28,204
	95,300	e	Mabuchi Motor Co Ltd	7,066
	88,599	*	Magnetek, Inc	739
	9,270	*	Marvell Technology Group Ltd	248
	4,920,679	e	Matsushita Electric Industrial Co Ltd	69,854
	603,350		Matsushita Electric Industrial Co Ltd (Spon ADR)	8,664
	1,163,107		Matsushita Electric Works Ltd	10,553
	228,517	*	Mattson Technology, Inc	2,747
	3,350,496		Maxim Integrated Products, Inc	175,633
	388,616	e	Maytag Corp	9,525
	641,088	e*	McData Corp (Class A)	3,449
	79,021	e*	Medis Technologies Ltd	1,282
	318,150	*	MEMC Electronic Materials, Inc	3,143
	132,492	*	Mercury Computer Systems, Inc	3,286
	82,328	*	Merix Corp	934
	256,783		Methode Electronics, Inc	3,330
	62,469	*	Metrologic Instruments, Inc	1,246
	804,502	*	Micrel, Inc	9,775
	1,095,953		Microchip Technology, Inc	34,566
	4,677,405	*	Micron Technology, Inc	71,611
	71,046	*	Micronas Semiconductor Holdings, Inc	3,231
	361,738	*	Microsemi Corp	5,140
	17,950	*	Microtune, Inc	84
	30,263	*	Microvision, Inc	254
	178,828	*	MIPS Technologies, Inc	1,094
	1,924,024		Mitsubishi Electric Corp	9,451
	108,070	*	Mobility Electronics, Inc	910
	39,011	*	Mobistar S.A.	2,430
	525,487	e	Molex, Inc	16,858
	200,465		Molex, Inc (Class A)	5,469
	140,177	*	Monolithic System Technology, Inc	1,056
	154,716	*	Moog, Inc (Class A)	5,742
	18,547,316		Motorola, Inc	338,489
	958,685	*	MRV Communications, Inc	2,627
	269,356		Murata Manufacturing Co Ltd	15,354
	239,535	*	Mykrolis Corp	4,173
	29,547		National Presto Industries, Inc	1,218
	1,974,165	e*	National Semiconductor Corp	43,412
	1,923,946	e	NEC Corp	13,542
	2,700	e	NEC Electronics Corp	166
	674,581	e	NGK Spark Plug Co Ltd	6,473
	183,800	e	Nitto Denko Corp	9,399
	196,870	*	NMS Communications Corp	1,453
	10,795,330		Nokia Oyj	155,771
	9,692,554	*	Nortel Networks Corp	48,363
	91	*	Nortel Networks Corp (U.S.)	0
	2,825,917	*	Novellus Systems, Inc	88,847
	2,060,452	*	Nvidia Corp	42,239
	353,952	e*	Omnivision Technologies, Inc	5,646
	657,874	*	ON Semiconductor Corp	3,303
	397,143	*	Openwave Systems, Inc	5,044
	652,691	*	Oplink Communications, Inc	1,253
	104,867	*	Optical Communication Products, Inc	256
	83,280	e*	OSI Systems, Inc	1,660
	89,807	*	Paradyne Networks, Inc	494
	107,949		Park Electrochemical Corp	2,726
	2,316	e*	Parkervision, Inc	13
	97,377	e*	Pemstar, Inc	226
	130,381	*	Pericom Semiconductor Corp	1,396
	380,577	*	Photronics, Inc	7,208
	45,091		Pioneer Corp	1,165
	291,560	*	Pixelworks, Inc	4,467
	284,922	*	Plantronics, Inc	11,995
	265,026	*	Plexus Corp	3,578
	269,048	e*	Plug Power, Inc	2,012
	93,111	*	PLX Technology, Inc	1,607
	909,750	*	PMC-Sierra, Inc	13,055
	514,945	*	Polycom, Inc	11,540
	44,773	*	Powell Industries, Inc	765
	169,727	*	Power Integrations, Inc	4,226
	396,294	*	Power-One, Inc	4,351
	459,352	*	Powerwave Technologies, Inc	3,537
	640,812	e*	Proxim Corp (Class A)	759
	541,018	*	QLogic Corp	14,386
	6,151,693		Qualcomm, Inc	448,951
	457,586	*	Rambus, Inc	8,131
	41,383		Raven Industries, Inc	1,470
	297,424	*	Rayovac Corp	8,358
	50,607	b*	Read-Rite Corp	1
	144,498		Regal-Beloit Corp	3,217
	386,817	*	Remec, Inc	2,445
	1,181,382	*	RF Micro Devices, Inc	8,860
	39,361		Richardson Electronics Ltd	436
	855,584		Rockwell Collins, Inc	28,508
	99,546	*	Rogers Corp	6,958
	120,157		Rohm Co Ltd	14,382
	5,100,815	*	Sanmina-SCI Corp	46,417
	956,099		Sanyo Electric Co Ltd	3,934
	290,326	*	SBA Communications Corp	1,292
	117,291	*	SBS Technologies, Inc	1,885
	40		Schneider Electric S.A.	3
	888,451		Scientific-Atlanta, Inc	30,652
	157,304	*	Seachange International, Inc	2,655
	7,494,000	*	Semiconductor Manufacturing International Corp	1,633
	445,629	*	Semtech Corp	10,490
	970,550	e	Sharp Corp	15,504
	115,265	*	Sigmatel, Inc	3,350
	573,505	*	Silicon Image, Inc	7,530
	271,064	e*	Silicon Laboratories, Inc	12,564
	497,222	*	Silicon Storage Technology, Inc	5,121
	36,985	*	Siliconix, Inc	1,835
	156,095	*	Sipex Corp	890
	6,132,523	e*	Sirius Satellite Radio, Inc	18,888
	1,013,734	*	Skyworks Solutions, Inc	8,850
	105,559		Smith (A.O.) Corp	3,356
	1,386,370	*	Sonus Networks, Inc	6,627
	1,555,370	e	Sony Corp	58,586
	100,213	*	Spatialight, Inc	606
	111,812		Spectralink Corp	1,666

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	41,105	*	Staktek Holdings, Inc	216
	187,416	*	Standard Microsystems Corp	4,371
	95,000		Stanley Electric Co Ltd	1,588
	3,498,502		STMicroelectronics NV	76,744
	440,000		STMicroelectronics NV	9,684
	81,400	*	Stoneridge, Inc	1,384
	516,607	*	Stratex Networks, Inc	1,524
	1,541,791		Sumitomo Electric Industries Ltd	15,727
	3,087	*	Suntron Corp	18
	416,990	*	Superconductor Technologies	513
	61,145	*	Supertex, Inc	999
	1,491,403	*	Sycamore Networks, Inc	6,309
	271,750	*	Symmetricom, Inc	2,419
	139,703	*	Synaptics, Inc	2,675
	53,407,574		Taiwan Semiconductor Manufacturing Co Ltd	76,841
	5,773,842		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	47,981
	381,060	e	Taiyo Yuden Co Ltd	5,368
	499,643		TDK Corp	37,915
	319,153	*	Technitrol, Inc	6,989
	317,413	*	Tekelec	5,767
	3,205,056	*	Tellabs, Inc	28,012
	407,002	*	Terayon Communication Systems, Inc	952
	99,909	*	Tessera Technologies, Inc	1,800
	9,933,020		Texas Instruments, Inc	240,180
	358,964		Thomas & Betts Corp	9,775
	111,350		Thomson	2,196
	126,466	*	Three-Five Systems, Inc	645
	154,269		Tokyo Electron Ltd	8,653
	37,113	*	Tollgrade Communications, Inc	394
	3,651,077		Toshiba Corp	14,689
	22		Towa Corp	0
	1,120,950	e*	Transmeta Corp	2,455
	90,775	*	Trident Microsystems, Inc	1,018
	149,716	*	Tripath Technology, Inc	487
	835,198	*	Triquint Semiconductor, Inc	4,560
	426,694	*	TTM Technologies, Inc	5,056
	74,751		Turnstone Systems, Inc	13
	68,258	*	Ulticom, Inc	799
	55,635	*	Ultralife Batteries, Inc	1,077
	3,000	*	UMC Japan	2,167
	11,346		Unaxis Holding AG. (Regd)	1,277
	117,116	e*	Universal Display Corp	1,258
	83,520	*	Universal Electronics, Inc	1,464
	406,309	e*	Utstarcom, Inc	12,291
	353,322	e*	Valence Technology, Inc	1,212
	212,497	*	Varian Semiconductor Equipment Associates, Inc	8,194
	165,498		Venture Corp Ltd	1,729
	796,967	e*	Verso Technologies, Inc	1,395
	128,425	*	Viasat, Inc	3,204
	124,498	*	Vicor Corp	2,275
	82,261	*	Virage Logic Corp	749
	742,144	*	Vishay Intertechnology, Inc	13,789
	1,362,403	*	Vitesse Semiconductor Corp	6,649
	334,838	*	Westell Technologies, Inc	1,708
	333,841		Whirlpool Corp	22,901
	129,175	*	White Electronic Designs Corp	677
	142,880	*	Wilson Greatbatch Technologies, Inc	3,993
	62,572		Woodhead Industries, Inc	967
	175,089	*	Xicor, Inc	2,649
	1,976,598		Xilinx, Inc	65,840
	224,822		Yamaha Corp	3,688
	242,181	*	Zhone Technologies, Inc	945

			TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	7,728,190

ENGINEERING AND MANAGEMENT SERVICES - 0.92%
	32,200	e*	aaiPharma, Inc	175
	163,355	*	Accelrys, Inc	1,611
	1,982,790	*	Accenture Ltd (Class A)	54,487
	112,655	*	Advisory Board Co	4,011
	346,358	e*	Affymetrix, Inc	11,336
	224,838	*	Answerthink, Inc	1,288
	178,776	e*	Antigenics, Inc	1,530
	452,311	*	Applera Corp (Celera Genomics Group)	5,206
	310,008	*	Ariad Pharmaceuticals, Inc	2,322
	234,245	*	Axonyx, Inc	1,227
	3,553	*	Baker (Michael) Corp	54
	1,672,007	*	BearingPoint, Inc	14,831
	5		Bellsystem 24, Inc	1
	471,242	*	Celgene Corp	26,983
	448,114	*	Century Business Services, Inc	1,954
	2,942	*	CGI Group, Inc (Class A)	20
	49,017	*	Charles River Associates, Inc	1,517
	138,677	*	Ciphergen Biosystems, Inc	1,015
	80,571	*	Cornell Cos, Inc	1,096
	437,515		Corporate Executive Board Co	25,284
	252,669	*	Corrections Corp Of America	9,978
	410,797	*	Covance, Inc	15,849
	277,269	e*	CuraGen Corp	1,666
	196,640	e*	CV Therapeutics, Inc	3,296
	427,646	e*	Decode Genetics, Inc	3,635
	54,541	b*	Deltagen, Inc	4
	87,421	*	DiamondCluster International, Inc	760
	260,868	*	Digitas, Inc	2,877
	12,889	*	Discovery Partners International, Inc	66
	129,888	*	Diversa Corp	1,316
	115,794	*	Dyax Corp	1,361
	290,493	e*	eResearch Technology, Inc	8,134
	55,645	*	Exact Sciences Corp	342
	454,222	*	Exelixis, Inc	4,583
	7,616	*	Exponent, Inc	205
	281,771	*	Exult, Inc	1,516
	111,142	*	First Consulting Group, Inc	614
	396,873		Fluor Corp	18,919
	86,154	*	Forrester Research, Inc	1,607
	258,428	e*	FTI Consulting, Inc	4,264
	401,481	*	Gartner, Inc (Class A)	5,308
	240,938	*	Gartner, Inc (Class B)	3,106
	188,049	*	Gene Logic, Inc	762
	55,170	*	Genencor International, Inc	903
	321,081	*	Gen-Probe, Inc	15,194
	2,308,727		Halliburton Co	69,862
	186,543	*	Hewitt Associates, Inc	5,130
	447,080	*	Incyte Corp	3,416
	34,291	*	Infrasource Services, Inc	420
	30,000	f	International Hydron Liquidating Trust	1
	310,627	*	Jacobs Engineering Group, Inc	12,232
	2,658	*	Kendle International, Inc	21
	96,775	*	Keryx Biopharmaceuticals, Inc	1,225
	159,193	*	Kosan Biosciences, Inc	1,258

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	50,888		Landauer, Inc	2,273
	32,423	*	LECG Corp	561
	419,773	*	Lexicon Genetics, Inc	3,291
	126,984	*	Lifecell Corp	1,434
	148,257	e*	Luminex Corp	1,491
	125,567	*	Maxim Pharmaceuticals, Inc	1,212
	99,540	*	MAXIMUS, Inc	3,530
	155,948	*	Maxygen, Inc	1,648
	7,310,952		Monsanto Co	281,472
	780,672		Moody's Corp	50,478
	41,490	*	MTC Technologies, Inc	1,071
	168,632	e*	Myriad Genetics, Inc	2,516
	278,789	e*	Navigant Consulting, Inc	5,977
	97,324	e*	Neopharm, Inc	1,005
	72,586	e*	Newtek Business Services, Inc	272
	264,298	*	Oscient Pharmaceuticals Corp	1,351
	160,472	*	Parexel International Corp	3,177
	1,685,996		Paychex, Inc	57,122
	173,646	*	Per-Se Technologies, Inc	2,525
	257,404	e*	Pharmaceutical Product Development, Inc	8,178
	339,699	*	Pharmos Corp	1,396
	284,554	e*	PRG-Schultz International, Inc	1,557
	537,905		Quest Diagnostics, Inc	45,695
	145,067	*	Regeneration Technologies, Inc	1,557
	225,955	*	Regeneron Pharmaceuticals, Inc	2,379
	108,068	e*	Repligen Corp	266
	31,913	e*	Research Frontiers, Inc	228
	135,807	*	Resources Connection, Inc	5,311
	36,693	*	Rigel Pharmaceuticals, Inc	521
	5,271	*	Sangamo Biosciences, Inc	32
	174,722	*	Savient Pharmaceuticals, Inc	433
	172,094	*	Seattle Genetics, Inc	1,210
	518,563		SembCorp Industries Ltd	403
	2,175,510		Servicemaster Co	26,802
	72,746	*	SFBC International, Inc	2,279
	709,300		Singapore Technologies Engineering Ltd	857
	17,782		SNC-Lavalin Group, Inc	650
	113,788	*	Sourcecorp	3,131
	163,946	*	Symyx Technologies, Inc	3,954
	43,357	*	Tejon Ranch Co	1,509
	257,736	*	Telik, Inc	6,152
	316,317	*	Tetra Tech, Inc	5,162
	28,000		TKC Corp	474
	184,623	*	Transkaryotic Therapies, Inc	2,762
	72,510	*	TRC Cos, Inc	1,209
	87,548	e*	Trimeris, Inc	1,263
	347,303	*	Tularik, Inc	8,613
	588,101	*	U.S. Oncology, Inc	8,657
	167,319	*	URS Corp	4,585
	76,042		Vedior NV	1,108
	93,474	*	Ventiv Health, Inc	1,447
	214,049	*	Washington Group International, Inc	7,682
	204,734		Watson Wyatt & Co Holdings	5,456

			TOTAL ENGINEERING AND MANAGEMENT SERVICES	941,102

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.00%
	26,500	*	Omega Protein Corp	257

			TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL	257

FABRICATED METAL PRODUCTS - 0.72%
	185,072	*	Alliant Techsystems, Inc	11,722
	1,363,648		Amcor Ltd	6,621
	385,975		Assa Abloy AB (B Shs)	4,932
	429,350		Ball Corp	30,935
	68,728		Boehler-Uddeholm AG.	5,703
	84,943		CIRCOR International, Inc	1,732
	251,247		Crane Co	7,887
	1,118,911	*	Crown Holdings, Inc	11,156
	1,237,582		Danaher Corp	64,169
	40,832	*	Drew Industries, Inc	1,662
	235,780		European Aeronautic Defense & Space Co	6,563
	819,074		Fortune Brands, Inc	61,783
	30,246		Geberit AG. (Regd)	20,166
	342,400		GKN plc	1,555
	165,932	*	Griffon Corp	3,697
	43,909		Gulf Island Fabrication, Inc	950
	221,660		Harsco Corp	10,418
	4,292,000		Hitachi Cable Ltd	20,415
	2,163,355		Illinois Tool Works, Inc	207,444
	102,810	*	Intermagnetics General Corp	3,499
	467,946	*	Jacuzzi Brands, Inc	3,772
	6,070		Ladish Co, Inc	52
	28,730		Lifetime Hoan Corp	655
	5,119,080		Masco Corp	159,613
	61,870	*	Material Sciences Corp	659
	84,677	*	Mobile Mini, Inc	2,406
	169,965	*	NCI Building Systems, Inc	5,532
	585,000	e	NHK Spring Co Ltd	3,689
	201,200		Novar plc	449
	23,500		Oiles Corp	534
	117,581	*	Raytech Corp	195
	349,526	*	Shaw Group, Inc	3,541
	67,260		Silgan Holdings, Inc	2,711
	103,316		Simpson Manufacturing Co, Inc	5,798
	33,322	e	SMC Corp	3,604
	354,274		Snap-On, Inc	11,886
	319,239		Stanley Works	14,551
	34,000		Starrett (L.S.) Co (Class B)	549
	133,489		Sturm Ruger & Co, Inc	1,617
	107,458	*	Taser International, Inc	4,656
	451,778		Tostem Inax Holding Corp	9,751
	591,731	e*	Tower Automotive, Inc	2,154
	711,400		Toyo Seikan Kaisha Ltd	12,218
	91,503		Valmont Industries, Inc	2,095
	17,456	*	Water Pik Technologies, Inc	289
	154,391		Watts Water Technologies, Inc (Class A)	4,161

			TOTAL FABRICATED METAL PRODUCTS	740,146

FOOD AND KINDRED PRODUCTS - 3.47%
	59		Ajinomoto Co, Inc	1
	98,843	e	American Italian Pasta Co (Class A)	3,013
	4,444,324		Anheuser-Busch Cos, Inc	239,993
	2,718,791		Archer Daniels Midland Co	45,621
	7,320		Ariake Japan Co Ltd	218
	237,594		Asahi Breweries Ltd	2,619
	68,050	*	Boston Beer Co, Inc (Class A)	1,371
	121,819		Bunge Ltd	4,744
	878,170		Cadbury Schweppes plc	7,577
	98,506		Cal-Maine Foods, Inc	1,379

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	1,088,980		Campbell Soup Co	29,272
	1,049		Carlsberg a/s	55
	46,872		Carlsberg a/s (A Shs)	2,263
	1,241,768		Coca-Cola Amatil Ltd	5,995
	24,518		Coca-Cola Bottling Co Consolidated	1,419
	13,287,762		Coca-Cola Co	670,766
	1,205,870		Coca-Cola Enterprises, Inc	34,958
	478,327		Coca-Cola Hellenic Bottling Co S.A.	11,174
	66,000		Coca-Cola West Japan Co Ltd	1,633
	2,947,817		Conagra Foods, Inc	79,827
	874,236	*	Constellation Brands, Inc (Class A)	32,460
	259,811		Coors (Adolph) Co (Class B)	18,795
	224,251		Corn Products International, Inc	10,439
	315,414	*	Cott Corp	10,186
	129,446		Danisco a/s	6,674
	501,796	*	Darling International, Inc	2,108
	106,783		DCC plc	1,949
	1,581,791	*	Dean Foods Co	59,017
	979,124	*	Del Monte Foods Co	9,948
	10,568,820		Diageo plc	142,503
	181,500		Diageo plc (Spon ADR)	9,937
	163		Dreyer's Grand Ice Cream Holdings, Inc	13
	55,114		Farmer Brothers Co	1,479
	296,738	e	Flowers Foods, Inc	7,760
	3,627,394		Foster's Group Ltd	11,927
	239,607		Fraser & Neave Ltd	1,948
	2,388,949		General Mills, Inc	113,547
	73,546,000		Global Bio-Chem Technology Group Co Ltd	53,275
	136,689		Greencore Group plc	527
	470,399		Groupe Danone	41,035
	2,249,884		H.J. Heinz Co	88,195
	30,722	*	Hansen Natural Corp	778
	231,187		Heineken NV	7,597
	740,028	*	Hercules, Inc	9,021
	4,350		Hermes International	868
	830,656		Hershey Foods Corp	38,434
	438,417		Hormel Foods Corp	13,635
	280,468	*	Interstate Bakeries Corp	3,043
	38,533	*	J & J Snack Foods Corp	1,573
	287,951		J.M. Smucker Co	13,220
	1,557,186		Kellogg Co	65,168
	43,476		Kerry Group (Class A)	920
	65,000		Kerry Group plc	1,376
	252,000		Kikkoman Corp	2,162
	151,000		Kinki Coca-Cola Bottling Co Ltd	1,412
	54,680		Kirin Brewery Co Ltd	541
	1,399,991		Kraft Foods, Inc (Class A)	44,352
	134,236		Lancaster Colony Corp	5,590
	154,576		Lance, Inc	2,380
	569,910		Lion Nathan Ltd	2,692
	73,827		LVMH Moet Hennessy Louis Vuitton S.A.	5,340
	58,672	*	M&F Worldwide Corp	804
	666,537		McCormick & Co, Inc (Non-Vote)	22,662
	708		Meiji Seika Kaisha Ltd	3
	19,268		MGP Ingredients, Inc	745
	10,435	*	Monterey Pasta Co	38
	30,000		National Beverage Corp	298
	1,175,860		Nestle S.A. (Regd)	313,588
	283		Nichirei Corp	1
	833,784		Nippon Meat Packers, Inc	10,270
	2,333,000		Nisshin Oillio Group Ltd	10,605
	960,002		Nisshin Seifun Group, Inc	9,748
	5		Nissin Food Products Co Ltd	0
	395,854	*	Numico NV	12,719
	224,367		Orkla ASA	5,616
	68,679	*	Peets Coffee & Tea, Inc	1,716
	5,139		Penford Corp	90
	4,652,000		People's Food Holdings Ltd	3,052
	998,905		Pepsi Bottling Group, Inc	30,507
	415,840		PepsiAmericas Inc	8,832
	13,835,653		PepsiCo, Inc	745,465
	764,907		Pernod-Ricard	97,809
	156,077		Pilgrim's Pride Corp	4,517
	179,881		Q.P. Corp	1,558
	196,811	e*	Ralcorp Holdings, Inc	6,928
	37,305		Riviana Foods, Inc	976
	58,089	*	Robert Mondavi Corp (Class A)	2,150
	1,879,628		Sampo Oyj (A Shs)	18,249
	59,191		Sanderson Farms, Inc	3,174
	4,144,848		Sara Lee Corp	95,290
	43,616		Scottish & Newcastle plc	343
	261,315		Sensient Technologies Corp	5,613
	742,233	*	Smithfield Foods, Inc	21,822
	272,600	*	Southcorp Ltd	596
	502,852		Suedzucker AG.	9,880
	1,300		Tasty Baking Co	12
	3,705,624		Tate & Lyle plc	22,176
	134,587		Tootsie Roll Industries, Inc	4,374
	213,499		Topps Co, Inc	2,071
	58,000		Toyo Suisan Kaisha Ltd	763
	1,306,315		Tyson Foods, Inc (Class A)	27,367
	2,022,479		Unilever plc	19,843
	132,169		Wrigley (Wm.) Jr Co	8,333
	697,600	f	Wrigley (Wm.) Jr Co (Class B)	43,984

			TOTAL FOOD AND KINDRED PRODUCTS	3,562,309

FOOD STORES - 0.77%
	163,956	*	7-Eleven, Inc	2,927
	1,902,754		Albertson's, Inc	50,499
	9,697		Arden Group, Inc (Class A)	869
	23,823		Axfood AB	612
	650,072		Carrefour S.A.	31,541
	6,974	*	Casino Guichard-Perrachon B Wts 12/15/05	4
	112,913		Casino Guichard-Perrachon S.A.	10,186
	2,090,432		Coles Myer Ltd	12,509
	56,334		Colruyt S.A.	6,957
	32,192		Delhaize Group	1,647
	445,000		FamilyMart Co Ltd	14,519
	92,184	*	Great Atlantic & Pacific Tea Co, Inc	706
	61,684		Ingles Markets, Inc (Class A)	689
	494,782		Ito-Yokado Co Ltd	21,176
	162,769	*	Jeronimo Martins SGPS S.A.	1,822
	5,312,541	*	Kroger Co	96,688
	385,000		Lawson, Inc	15,878
	173,256	e*	Panera Bread Co (Class A)	6,216
	66,777	*	Pantry, Inc	1,456
	171,720	*	Pathmark Stores, Inc	1,309
	19,271	b*	Penn Traffic Co	3
	5,534,641	*	Royal Ahold NV	43,433

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	202,325		Ruddick Corp	4,542
	3,507,686	*	Safeway, Inc	88,885
	12,428,739	e*	Seiyu Ltd	40,778
	146,469		Seven-Eleven Japan Co Ltd	4,779
	2,233,733	*	Starbucks Corp	97,123
	35,957,017		Tesco plc	173,616
	622,172		UNY Co Ltd	7,966
	69,908		Weis Markets, Inc	2,450
	340,622		Whole Foods Market, Inc	32,512
	156,226	*	Wild Oats Markets, Inc	2,198
	505,311	e*	Winn-Dixie Stores, Inc	3,638
	1,629,673		Woolworths Ltd	12,942

			TOTAL FOOD STORES	793,075

FORESTRY - 0.12%
	1,979,594		Weyerhaeuser Co	124,952

			TOTAL FORESTRY	124,952

FURNITURE AND FIXTURES - 0.25%
	63,987		Bassett Furniture Industries, Inc	1,392
	6,033	b*	Bush Industries, Inc (Class A)	2
	191,501	e	Ethan Allen Interiors, Inc	6,877
	244,307		Furniture Brands International, Inc	6,120
	361,178		Herman Miller, Inc	10,452
	305,449		Hillenbrand Industries, Inc	18,464
	336,162		HNI Corp	14,230
	44,164		Hooker Furniture Corp	891
	269,650	*	Interface, Inc (Class A)	2,354
	1,082,676		Johnson Controls, Inc	57,793
	160,167		Kimball International, Inc (Class B)	2,362
	415,890		La-Z-Boy, Inc	7,478
	524,235		Lear Corp	30,925
	1,167,419		Leggett & Platt, Inc	31,182
	290,495		MFI Furniture Group plc	797
	2,105,345	e	Newell Rubbermaid, Inc	49,476
	197,582	*	Select Comfort Corp	5,611
	30,401		Stanley Furniture Co, Inc	1,280
	331,084		Steelcase, Inc (Class A)	4,635
	56,916	*	Tempur-Pedic International, Inc	797
	10,733	*	Virco Manufacturing Corp	75

			TOTAL FURNITURE AND FIXTURES	253,193

FURNITURE AND HOMEFURNISHINGS STORES - 0.37%
	3,795,651	*	Bed Bath & Beyond, Inc	145,943
	1,842,917		Best Buy Co, Inc	93,510
	938,494		Circuit City Stores, Inc (Circuit City Group)	12,153
	134,256	*	Cost Plus, Inc	4,357
	146,704	*	Electronics Boutique Holdings Corp	3,864
	100	e*	EUniverse, Inc	0
	130,422	*	Gamestop Corp (Class A)	1,985
	147,849	*	Guitar Center, Inc	6,575
	151,471		Haverty Furniture Cos, Inc	2,648
	2,784,994		Hitachi Ltd	19,168
	322,800		Hitachi Maxell Ltd	4,985
	65,401	*	Kirkland's, Inc	780
	502,835	*	Linens 'n Things, Inc	14,738
	750,052		Pier 1 Imports, Inc	13,268
	1,035,839	e	RadioShack Corp	29,656
	129,665	*	Restoration Hardware, Inc	948
	51,271	*	Rex Stores Corp	628
	62,800		Shimachu Co Ltd	1,706
	210,779	*	The Bombay Co, Inc	1,292
	170,294	*	Trans World Entertainment Corp	1,706
	119,721	*	Tweeter Home Entertainment Group, Inc	646
	33,281	e*	Ultimate Electronics, Inc	164
	424,562	*	Williams-Sonoma, Inc	13,994
	105,000	e	Yamada Denki Co Ltd	3,917

			TOTAL FURNITURE AND HOMEFURNISHINGS STORES	378,631

GENERAL BUILDING CONTRACTORS - 0.40%
	200,000		Allgreen Properties Ltd	112
	139,650		Amec plc	691
	583,949		Barratt Developments plc	6,243
	83,885	e	Beazer Homes U.S.A., Inc	8,415
	129,963		Bellway plc	1,791
	130,591		Berkeley Group plc	2,931
	474,955		Bouygues S.A.	15,903
	249,233		Brookfield Homes Corp	6,527
	599	*	Cavco Industries, Inc	24
	699,559		Centex Corp	32,005
	8,024,500	e	Chiyoda Corp	56,995
	1,084,604		D.R. Horton, Inc	30,803
	138	*	Daikyo, Inc	0
	387,605		Daito Trust Construction Co Ltd	14,919
	492,221		Daiwa House Industry Co Ltd	5,711
	24,349	*	Dominion Homes, Inc	562
	656,783		Fletcher Building Ltd	1,898
	200	*	Haseko Corp	1
	155,724	*	Hovnanian Enterprises, Inc (Class A)	5,405
	90,155		Imerys S.A.	5,254
	175,706		KB Home	12,059
	56,234		Leighton Holdings Ltd	356
	672,332		Lennar Corp (Class A)	30,067
	50,592		Lennar Corp (Class B)	2,096
	88,867	*	Levitt Corp (Class A)	2,289
	69,639		M/I Homes, Inc	2,827
	114,431		MDC Holdings, Inc	7,279
	63,219	e*	Meritage Corp	4,349
	36,300		NH Hoteles S.A.	399
	110,316	e	Nishimatsu Construction Co Ltd	385
	27,063	*	NVR, Inc	13,104
	957,842		Obayashi Corp	5,153
	139,837	e*	Palm Harbor Homes, Inc	2,479
	102,276	*	Perini Corp	1,091
	603,935		Persimmon plc	6,922
	694,728		Pulte Homes, Inc	36,147
	132,163	e	Ryland Group, Inc	10,335
	484,470		Skanska AB (B Shs)	4,261
	180,643		Standard-Pacific Corp	8,906
	432,000		Sumitomo Realty & Development Co Ltd	5,353
	801		Taisei Corp	3
	2,791,941		Taylor Woodrow plc	13,012
	49,350	e	Technical Olympic U.S.A., Inc	1,100
	84,858		Titan Cement Co S.A.	1,997
	1,589,000		Toda Corp	6,509
	262,065	*	Toll Brothers, Inc	11,091
	182,303	e	Walter Industries, Inc	2,483
	154,517	*	WCI Communities, Inc	3,447
	28,769	*	William Lyon Homes, Inc	2,651

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	1,988,202		Wimpey (George) plc	13,305

			TOTAL GENERAL BUILDING CONTRACTORS	407,645

GENERAL MERCHANDISE STORES - 1.87%
	178,253	e*	99 Cents Only Stores	2,718
	323,498		Aeon Co Ltd	12,986
	1,005,013	*	Big Lots, Inc	14,532
	422,388	*	BJ's Wholesale Club, Inc	10,560
	36,356		Bon-Ton Stores, Inc	533
	117,776	*	Brookstone, Inc	2,361
	745	e	Can Do Co Ltd	2,110
	278,461		Casey's General Stores, Inc	5,096
	3,200	*	Conn's, Inc	50
	2,831,137		Costco Wholesale Corp	116,275
	446,315		Daimaru, Inc	4,058
	415,367		Dillard's, Inc (Class A)	9,263
	1,886,540		Dollar General Corp	36,901
	552,932	*	Dollar Tree Stores, Inc	15,167
	810,271		Family Dollar Stores, Inc	24,648
	1,881,974		Federated Department Stores, Inc	92,405
	242,024		Fred's, Inc	5,346
	3,000	*	Gander Mountain Co	69
	3,412,000		Giordano International Ltd	2,154
	230,012	*	Hagemeyer NV	487
	67,000		Hankyu Department Stores, Inc	585
	721,828		Hudson's Bay Co	7,527
	121		Isetan Co Ltd	2
	1,185,157		J.C. Penney Co, Inc	44,752
	573		KarstadtQuelle AG.	12
	523,366		Kesko Oyj (B Shs)	10,379
	10,807,219		Kingfisher plc	56,102
	314,194	e*	Kmart Holding Corp	22,559
	1,875,793	e*	Kohl's Corp	79,309
	800,000		Marks & Spencer Group plc	5,263
	1,091,800		Marui Co Ltd	14,709
	2,374,769		May Department Stores Co	65,282
	385,083		Metro AG.	18,253
	829,000	e	Mitsukoshi Ltd	4,604
	175,733		Neiman Marcus Group, Inc (Class A)	9,780
	17,081		Neiman Marcus Group, Inc (Class B)	886
	35,931		Pinault-Printemps-Redoute S.A.	3,692
	365	*	Pricesmart, Inc	2
	61,572	*	Retail Ventures, Inc	477
	608,624	e	Saks, Inc	9,129
	1,188,182	e	Sears Roebuck & Co	44,866
	169,539	*	ShopKo Stores, Inc	2,397
	2,546,982		Sonae SPGS S.A.	2,789
	213,593	*	Stein Mart, Inc	3,473
	319,869		Takashimaya Co Ltd	3,700
	7,801,779		Target Corp	331,342
	165,135	*	Tuesday Morning Corp	4,789
	15,459,577		Wal-Mart Stores, Inc	815,647
	194,616		Warehouse Group Ltd	525
	1,012,879	*	Waterford Wedgwood plc (Units)	219

			TOTAL GENERAL MERCHANDISE STORES	1,920,770

HEALTH SERVICES - 0.73%
	324,887	*	Accredo Health, Inc	12,654
	77,676	*	Amedisys, Inc	2,566
	40,074	*	America Service Group, Inc	1,393
	173,800	e*	American Healthways, Inc	4,627
	169,287	*	Amsurg Corp	4,254
	296,172	*	Apria Healthcare Group, Inc	8,500
	636,258	*	Beverly Enterprises, Inc	5,472
	33,647	*	Bio-Reference Labs, Inc	446
	94,426	*	Capio AB	915
	2,633,851	*	Caremark Rx, Inc	86,759
	42,675	*	Chronimed, Inc	348
	266,762	*	Community Health Systems, Inc	7,141
	40,223	*	Corvel Corp	1,140
	486,497	*	Coventry Health Care, Inc	23,790
	218,181	*	Cross Country Healthcare, Inc	3,960
	49,657	e*	CryoLife, Inc	262
	27,290	*	Curative Health Services, Inc	236
	562,187	*	DaVita, Inc	17,332
	36,560	e*	Dynacq Healthcare, Inc	216
	36,131	*	Elekta AB	799
	144,534	*	Enzo Biochem, Inc	2,168
	991,132	*	Express Scripts, Inc	78,527
	631,672	*	First Health Group Corp	9,860
	111,074	*	Genesis HealthCare Corp	3,226
	188,952	*	Gentiva Health Services, Inc	3,072
	212,040		Getinge AB (B Shs)	2,505
	2,418,221		HCA, Inc	100,574
	2,151,449		Health Management Associates, Inc (Class A)	48,235
	172,602	e*	Healthsouth Corp	1,029
	351,559		Hooper Holmes, Inc	2,018
	17,906	*	IMPAC Medical Systems, Inc	262
	183,942	*	Inveresk Research Group, Inc	5,673
	157,339	*	Kindred Healthcare, Inc	4,146
	97,295	*	LabOne, Inc	3,092
	824,264	*	Laboratory Corp Of America Holdings	32,723
	51,940	*	LCA-Vision, Inc	1,513
	238,400	*	LifePoint Hospitals, Inc	8,873
	630,414	e*	Lincare Holdings, Inc	20,715
	149,397	*	Magellan Health Services, Inc	4,997
	526,635		Manor Care, Inc	17,210
	58,090	e*	Matria Healthcare, Inc	1,456
	778,125		MDS, Inc	11,956
	20,970	*	Medcath Corp	419
	108,709	*	MIM Corp	946
	50,974		National Healthcare Corp	1,428
	209,935	*	NeighborCare, Inc	6,577
	169,462		Nichii Gakkan Co	7,719
	199,216	*	Odyssey HealthCare, Inc	3,749
	80,465		Option Care, Inc	1,228
	308,846	e*	Orthodontic Centers Of America, Inc	2,529
	557,000		Parkway Holdings Ltd	362
	157,859	*	Pediatrix Medical Group, Inc	11,026
	111	*	Prime Medical Services, Inc	1
	298,997	*	Province Healthcare Co	5,128
	50,677	*	Psychiatric Solutions, Inc	1,263
	4,600	*	Radiologix, Inc	21
	149,799	*	RehabCare Group, Inc	3,989
	411,364	*	Renal Care Group, Inc	13,628
	663,853		Select Medical Corp	8,909
	303,637		Sonic Healthcare Ltd	1,929
	43,708	*	Specialty Laboratories, Inc	392
	3,500		Straumann Holding AG.	703

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	103,815	e*	Sunrise Senior Living, Inc	4,063
	3,700	*	Symbion, Inc	65
	5,577,099	*	Tenet Healthcare Corp	74,789
	686,449	*	Triad Hospitals, Inc	25,556
	64,799	*	U.S. Physical Therapy, Inc	888
	150,031	*	United Surgical Partners International, Inc	5,922
	272,134		Universal Health Services, Inc (Class B)	12,488
	71,204	*	VistaCare, Inc (Class A)	1,321

			TOTAL HEALTH SERVICES	743,678

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.33%
	624,863		ACS Actividades Cons y Serv	10,529
	1,276,678	*	Autoroutes Du Sud De La France	50,699
	196,250		Balfour Beatty plc	945
	157,440		Fomento de Construcciones y Contratas S.A.	5,835
	204,262		Granite Construction, Inc	3,724
	546,413		Grupo Ferrovial S.A.	22,749
	35,000		Hellenic Technodomiki Tev S.A.	149
	32,600	*	Hopewell Highway Infrastructure Ltd	4
	143,698	*	Insituform Technologies, Inc (Class A)	2,338
	136,166		JGC Corp	1,310
	778,000		Okumura Corp	4,093
	37,105		Technical Olympic S.A.	155
	286,341		Transurban Group	971
	5,300	*	VA Technologie AG.	298
	2,357,202		Vinci S.A.	237,461

			TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	341,260

HOLDING AND OTHER INVESTMENT OFFICES - 2.05%
	83,693	*	4Kids Entertainment, Inc	2,002
	224,065		Acadia Realty Trust	3,079
	201,492		Affordable Residential Communities	3,345
	9,993	*	Ainax AB	328
	68,493		Alabama National Bancorp	3,799
	12,500	*	Alexander's, Inc	2,097
	121,073		Alexandria Real Estate Equities, Inc	6,875
	759,851	e	Allied Capital Corp	18,556
	752,851		AMB Property Corp	26,071
	154,824		Amcore Financial, Inc	4,669
	513,516		American Financial Realty Trust	7,338
	197,640		American Home Mortgage Investment Corp	5,125
	34,754		American Land Lease, Inc	655
	31,214		American Mortgage Acceptance Co	428
	9,592	*	American Realty Investors, Inc	87
	196,977		AMLI Residential Properties Trust	5,779
	585,177		Annaly Mortgage Management, Inc	9,925
	319,911		Anthracite Capital, Inc	3,833
	270,931		Anworth Mortgage Asset Corp	3,219
	1,082,604		Apartment Investment & Management Co (Class A)	33,701
	241,762	*	Apollo Investment Corp	3,329
	4,700		Arbor Realty Trust, Inc	94
	1,050,090		Archstone-Smith Trust	30,799
	357,324		Arden Realty, Inc	10,509
	39,163		Ashford Hospitality Trust, Inc	327
	114,704		Associated Estates Realty Corp	923
	336,221		AvalonBay Communities, Inc	19,003
	90,561		Bedford Property Investors	2,648
	500,098		Boston Properties, Inc	25,045
	53,144	*	Boykin Lodging Co	407
	210,712		Brandywine Realty Trust	5,729
	906,249		Brascan Corp	25,293
	254,312		BRE Properties, Inc (Class A)	8,837
	362,714		Brookline Bancorp, Inc	5,321
	20,388		BRT Realty Trust	398
	1,762		California First National Bancorp	24
	211,443		Camden Property Trust	9,684
	117	*	CapitaCommercial Trust	0
	176,892		Capital Automotive REIT	5,188
	187,832	*	Capital Lease Funding, Inc	1,953
	4,071		Capital Southwest Corp	322
	8,732		Capital Trust, Inc	233
	284,000		CapitaMall Trust	280
	48,326		Capitol Bancorp Ltd	1,257
	61,783	e	Capstead Mortgage Corp	831
	368,873		CarrAmerica Realty Corp	11,151
	54,354		Castellum AB	1,306
	219,402		CBL & Associates Properties, Inc	12,067
	34,558		Cedar Shopping Centers, Inc	397
	147,763	e	Centerpoint Properties Trust	11,341
	357,719		Centro Properties Group	992
	275,882		Chelsea Property Group, Inc	17,993
	36,735		Cherokee, Inc	922
	75,880	*	Circle Group Holdings, Inc	391
	107,641		Colonial Properties Trust	4,147
	283,700		Commercial Net Lease Realty, Inc	4,880
	67,974		Community Banks, Inc	1,996
	236,574		Community First Bankshares, Inc	7,615
	425,230		Compagnie Financiere Richemont AG. (Units) (A Shs)	11,103
	302,366		Corio NV	12,876
	464,870		Cornerstone Realty Income Trust, Inc	4,077
	201,728		Corporate Office Properties Trust	5,013
	64,948		Correctional Properties Trust	1,900
	180,249		Cousins Properties, Inc	5,939
	383,009		Crescent Real Estate Equities Co	6,174
	65,694	*	Criimi MAE, Inc	786
	276		Cross Timbers Royalty Trust	8
	520,000		Deutsche Office Trust	417
	809,173		Developers Diversified Realty Corp	28,620
	48,484	*	Drott AB (B Shs)	631
	767,300		Duke Realty Corp	24,408
	110,125		Eastgroup Properties, Inc	3,708
	131,845		Entertainment Properties Trust	4,712
	275,720		Equity Inns, Inc	2,561
	2,250,956		Equity Office Properties Trust	61,226
	185,083		Equity One, Inc	3,346
	1,552,174		Equity Residential	46,146
	124,375		Essex Property Trust, Inc	8,501
	267,374		Federal Realty Investment Trust	11,120
	500,470	*	FelCor Lodging Trust, Inc	6,056
	77,609	*	First Acceptance Corp	543
	30,749		First Defiance Financial Corp	680
	2,034		First Hungary Fund	405
	77,981		First Indiana Corp	1,486
	254,070		First Industrial Realty Trust, Inc	9,370
	529,542		First Niagara Financial Group, Inc	6,355
	1,598,400	*	First NIS Regional Fund SICAV	12,675
	81,524		First Place Financial Corp	1,514
	373,958		Fremont General Corp	6,600
	760,611		Friedman Billings Ramsey Group, Inc	15,052

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	179,358		Gables Residential Trust	6,095
	1,733,379		General Growth Properties, Inc	51,256
	62,938		German American Bancorp	1,057
	54,704	e	Gladstone Capital Corp	1,102
	180,744		Glenborough Realty Trust, Inc	3,317
	272,786		Glimcher Realty Trust	6,034
	6,465		Global Signal, Inc	142
	42,328		Government Properties Trust, Inc	442
	487,879	e	Greater Bay Bancorp	14,100
	57,212	*	Harris & Harris Group, Inc	700
	775,469	e	Health Care Property Investors, Inc	18,642
	309,995		Health Care REIT, Inc	10,075
	224,245		Healthcare Realty Trust, Inc	8,405
	139,034	e	Heritage Property Investment Trust	3,762
	100,940		Highland Hospitality Corp	1,014
	544,360		Highwoods Properties, Inc	12,792
	249,800		Home Properties, Inc	9,737
	303,740		Hospitality Properties Trust	12,848
	2,171,782	*	Host Marriott Corp	26,843
	931,098		HRPT Properties Trust	9,320
	5,398,198		Hutchison Whampoa Ltd	36,854
	111,687	*	IMMOFINANZ Immobilien Anlagen AG.	904
	509,529		IMPAC Mortgage Holdings, Inc	11,475
	3,648	b*	InaCom Corp	0
	467,000		Independence Community Bank Corp	16,999
	2,722,649		ING Industrial Fund	3,414
	166,570		Innkeepers U.S.A. Trust	1,717
	2,052,023		Investa Property Group	2,787
	288,958		Investors Real Estate Trust	2,999
	561,170		iStar Financial, Inc	22,447
	443	e	Japan Real Estate Investment Corp	3,094
	87		Japan Retail Fund Investment Corp	600
	611,384		JFE Holdings, Inc	14,988
	162,830		Keystone Property Trust	3,913
	161,929		Kilroy Realty Corp	5,522
	527,358		Kimco Realty Corp	23,995
	200,236	*	Koger Equity, Inc	4,629
	130,381		Kramont Realty Trust	2,086
	1,224,711	*	La Quinta Corp	10,288
	217,500		Land Securities Group plc	4,572
	247,671		LaSalle Hotel Properties	6,043
	985,200		Lend Lease Corp Ltd	7,055
	309,098		Lexington Corporate Properties Trust	6,154
	405,653		Liberty Property Trust	16,311
	124,712		LTC Properties, Inc	2,070
	253,915		Luminent Mortgage Capital, Inc	3,047
	305,854		Macerich Co	14,641
	402,550		Mack-Cali Realty Corp	16,658
	3,403,801		Macquarie Goodman Industrial Trust	3,983
	28,558,379		Macquarie Infrastructure Group	65,649
	107,663		Maguire Properties, Inc	2,667
	103,989		Manufactured Home Communities, Inc	3,451
	22,737		MASSBANK Corp	787
	717,830	*	Meristar Hospitality Corp	4,910
	459,822		MFA Mortgage Investments, Inc	4,092
	105,218		Mid-America Apartment Communities, Inc	3,987
	367,134		Mills Corp	17,145
	125,305		Mission West Properties, Inc	1,517
	107,815		National Health Investors, Inc	2,931
	41,540		National Health Realty, Inc	703
	606,675		Nationwide Health Properties, Inc	11,466
	522,583		New Plan Excel Realty Trust	12,208
	299,963		Newcastle Investment Corp	8,984
	483	e	Nippon Building Fund, Inc	3,484
	256,767		Nobel Biocare Holding AG.	40,184
	149,407	e	Novastar Financial, Inc	5,671
	278,024		Omega Healthcare Investors, Inc	2,791
	4,529,000		Orient Corp	14,901
	91,140		Oriental Financial Group, Inc	2,467
	26,844		Origen Financial, Inc	213
	237,691		Pan Pacific Retail Properties, Inc	12,008
	87,817		Parkway Properties, Inc	3,903
	187,881		Pennsylvania Real Estate Investment Trust	6,435
	1,192,889		Plum Creek Timber Co, Inc	38,864
	815,344		Popular, Inc	34,872
	215,739		Post Properties, Inc	6,289
	317,367		Prentiss Properties Trust	10,638
	117,363		Price Legacy Corp	2,167
	96,338		PrivateBancorp, Inc	2,645
	947,910		Prologis	31,205
	82,541		Prosperity Bancshares, Inc	2,010
	80,242		PS Business Parks, Inc	3,229
	467,790		Public Storage, Inc	21,523
	31,567		Quaker City Bancorp, Inc	1,734
	136,600		RAIT Investment Trust	3,367
	108,524		Ramco-Gershenson Properties	2,630
	199,132		Realty Income Corp	8,310
	394,586		Reckson Associates Realty Corp	10,835
	97,067		Redwood Trust, Inc	5,405
	325,445		Regency Centers Corp	13,962
	20,900		Rodamco Europe NV	1,262
	572,723		Rouse Co	27,204
	94,228		Sandy Spring Bancorp, Inc	3,274
	68,124		Saul Centers, Inc	2,187
	307,661		Senior Housing Properties Trust	5,166
	240,052		Shurgard Storage Centers, Inc (Class A)	8,978
	1,144,156		Simon Property Group, Inc	58,833
	48,536		Sizeler Property Investors	447
	3,766,607	f	Skyline Venture Partners Qualified II, LP	2,861
	430,000	f	Skyline Venture Partners Qualified III, LP	430
	211,968		SL Green Realty Corp	9,920
	128,740	e	Softbank Corp	5,663
	90,991		Sovran Self Storage, Inc	3,474
	21,350	*	Strategic Hotel Capital, Inc	314
	71,323		Suffolk Bancorp	2,325
	4,166,491		Sumitomo Corp	30,242
	168,227		Summit Properties, Inc	4,313
	89,869		Sun Communities, Inc	3,384
	99,290	*	Sunset Financial Resources, Inc	1,016
	282,572		Susquehanna Bancshares, Inc	7,110
	109,981		Tanger Factory Outlet Centers, Inc	4,300
	476,879		Taubman Centers, Inc	10,916
	425,667		Thornburg Mortgage, Inc	11,472
	54,157		Tompkins Trustco, Inc	2,572
	98,375	e	Town & Country Trust	2,483
	9,000	*	Transcontinental Realty Investors, Inc	122
	447,836		Trizec Properties, Inc	7,282
	139,306		U.S. Restaurant Properties, Inc	2,116
	1,104,313		United Dominion Realty Trust, Inc	21,843

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	13,821		United Mobile Homes, Inc	182
	70,012		Universal Health Realty Income Trust	2,009
	130,753		Urstadt Biddle Properties, Inc (Class A)	1,936
	603,402		Ventas, Inc	14,089
	638,830		Vornado Realty Trust	36,484
	4,979,585		Washington Mutual, Inc	192,411
	239,860		Washington Real Estate Investment Trust	7,047
	206,594		Waypoint Financial Corp	5,700
	404,630		Weingarten Realty Investors	12,657
	9,521	*	Wellsford Real Properties, Inc	148
	43,501		Wereldhave NV	3,578
	32,904		Westfield Financial, Inc	669
	4,251,858		Westfield Trust	13,062
	88,084		Westfield Trust (New)	268
	55,370		Wihlborgs Fastigheter AB	730
	182,505		Winston Hotels, Inc	1,889

			TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,092,086

HOTELS AND OTHER LODGING PLACES - 0.38%
	88,374		Accor S.A.	3,730
	84,251		Ameristar Casinos, Inc	2,829
	134,676	*	Aristocrat Leisure Ltd	454
	80,784	*	Bluegreen Corp	1,115
	162,986	*	Boca Resorts, Inc (Class A)	3,230
	210,542		Boyd Gaming Corp	5,594
	136,183		Choice Hotels International, Inc	6,831
	39,863	*	Empire Resorts, Inc	560
	90,798		Four Seasons Hotels, Inc	5,431
	12,990,326		Hilton Group plc	65,020
	2,778,887		Hilton Hotels Corp	51,854
	500		Hotel Properties Ltd	0
	19,600		Hyatt Regency S.A.	201
	2,461,585		Intercontinental Hotels Group plc	26,003
	95,352		Intrawest Corp	1,518
	336,240	*	Lodgian, Inc	3,547
	319,714		Mandalay Resort Group	21,945
	156,072		Marcus Corp	2,692
	1,831,814	e	Marriott International, Inc (Class A)	91,371
	294,414	e*	MGM Mirage	13,820
	2,082	*	Monarch Casino & Resort, Inc	29
	42,700		Overseas Union Enterprise Ltd	175
	198,670	*	Pinnacle Entertainment, Inc	2,505
	240,480	*	Prime Hospitality Corp	2,554
	500	*	Regal Hotels International Ltd	0
	1,690,532		Shangri-La Asia Ltd	1,647
	626,711		Sky City Entertainment Group Ltd	1,906
	1,339,545	e	Starwood Hotels & Resorts Worldwide, Inc	60,079
	83,504	*	Vail Resorts, Inc	1,600
	274,420	e*	Wynn Resorts Ltd	10,601

			TOTAL HOTELS AND OTHER LODGING PLACES	388,841

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.84%
	5,127,159		3M Co	461,496
	58,716	*	Aaon, Inc	1,185
	141,938	*	Actuant Corp	5,534
	670,445	*	Adaptec, Inc	5,672
	390,452	*	Advanced Digital Information Corp	3,787
	1,189,259	*	AGCO Corp	24,225
	118,800		Aggreko plc	354
	38,589		Alamo Group, Inc	614
	244,365		Albany International Corp (Class A)	8,201
	107,321		Alfa Laval AB	1,703
	2,128,729		Amada Co Ltd	14,047
	69,495		Amano Corp	618
	1,065,000	*	American Standard Cos, Inc	42,930
	7,300		Ampco-Pittsburgh Corp	94
	1,783,490	*	Apple Computer, Inc	58,035
	8,068,964	e*	Applied Materials, Inc	158,313
	95,494	*	Astec Industries, Inc	1,798
	63,492	*	ASV, Inc	1,988
	288,992	*	Asyst Technologies, Inc	2,988
	148,482		Atlas Copco AB	5,509
	87,899		Atlas Copco AB (B Shs)	3,005
	130,359	*	Authentidate Holding Corp	1,425
	233,643	*	Avocent Corp	8,584
	617,892	*	Axcelis Technologies, Inc	7,687
	2,151,667		Baker Hughes, Inc	81,010
	16,247		BHA Group Holdings, Inc	615
	832,765		Black & Decker Corp	51,740
	149,386		Black Box Corp	7,060
	19,188	*	Blount International, Inc	244
	133,320		Briggs & Stratton Corp	11,779
	271,038	*	Brooks Automation, Inc	5,461
	2,000	*	C.P. Pokphand Co Ltd	0
	63,128		Cascade Corp	1,973
	1,952,843		Caterpillar, Inc	155,134
	734,664	e*	Cirrus Logic, Inc	4,415
	48,846,728	e*	Cisco Systems, Inc	1,157,667
	1,347	*	Columbus Mckinnon Corp	10
	140,745	e*	Computer Network Technology Corp	843
	395,557	*	Concurrent Computer Corp	783
	264,219	e*	Cooper Cameron Corp	12,867
	506,082	*	Cray, Inc	3,350
	156,250		Creative Technology Ltd	1,642
	236,467	e	Cummins, Inc	14,779
	94,960	*	Cuno, Inc	5,066
	228,592	*	Cymer, Inc	8,558
	163		Daikin Industries Ltd	4
	713,000	e	Dainippon Screen Manufacturing Co Ltd	4,208
	1,697,994		Deere & Co	119,097
	18,225,922	*	Dell, Inc	652,853
	352,682		Diebold, Inc	18,646
	372,222		Donaldson Co, Inc	10,906
	220,786	*	Dot Hill Systems Corp	2,475
	1,072,720		Dover Corp	45,162
	39,649	*	Dril-Quip, Inc	741
	156,501		East Asiatic Co Ltd a/s	7,250
	930,261		Eaton Corp	60,225
	89,000		Ebara Corp	435
	2	*	Electroglas, Inc	0
	377,624	*	Electronics For Imaging, Inc	10,672
	13,335,221	*	EMC Corp	152,022
	3,805,922	*	Emulex Corp	54,463
	130,247		Engineered Support Systems, Inc	7,621
	127,408	*	EnPro Industries, Inc	2,928
	175,669	*	Esterline Technologies Corp	5,188
	1,300	*	Exabyte Corp	1
	220,927	e*	FalconStor Software, Inc	1,706
	67,915	*	Fargo Electronics, Inc	755

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	271,600		FKI plc	605
	5,500	*	Flanders Corp	45
	8,480	*	Flow International Corp	30
	418,071	*	Flowserve Corp	10,427
	12,900	*	FLS Industries a/s (B Shs)	182
	400,187	*	FMC Technologies, Inc	11,525
	73,888	*	FSI International, Inc	577
	7,089,900		Futuris Corp Ltd	7,803
	105,843	*	Gardner Denver, Inc	2,953
	1,534,394	*	Gateway, Inc	6,905
	38,421	*	General Binding Corp	595
	235,082	*	Global Power Equipment Group, Inc	1,885
	47,687		Gorman-Rupp Co	1,296
	334,623		Graco, Inc	10,390
	546,163	*	Grant Prideco, Inc	10,082
	17,988,844		Hewlett-Packard Co	379,565
	215,000	e	Hitachi Construction Machinery Co Ltd	2,546
	22,975		Hoganas AB (B Shs)	563
	107,305	*	Hydril	3,380
	286,490	*	Hypercom Corp	2,421
	275,436		IDEX Corp	9,461
	349,324	*	InFocus Corp	2,969
	46,975	*	Interland, Inc	132
	10,580,836		International Business Machines Corp	932,701
	2,169,433		International Game Technology	83,740
	8,700	*	Intevac, Inc	77
	330,409		Iomega Corp	1,844
	411,367	*	Ishikawajima-Harima Heavy Industries Co Ltd	679
	617,148		ITT Industries, Inc	51,223
	269,601	e	JLG Industries, Inc	3,745
	320,265		Joy Global, Inc	9,589
	79,841	*	Kadant, Inc	1,847
	167,823		Kaydon Corp	5,191
	6,300		KCI Konecranes Oyj	234
	210,199		Kennametal, Inc	9,627
	167,569	*	Komag, Inc	2,341
	3,899,311	e	Komatsu Ltd	23,621
	205,000		Komori Corp	3,387
	17,650		Kone Oyj (B Shs)	1,067
	34,000		Koyo Seiko Co Ltd	404
	436,218		Kubota Corp	2,319
	367,014	*	Kulicke & Soffa Industries, Inc	4,022
	646,756	*	Lam Research Corp	17,333
	273,676		Lennox International, Inc	4,954
	674,850	*	Lexmark International, Inc	65,143
	202,971		Lincoln Electric Holdings, Inc	6,919
	9,000		Linde AG.	495
	72,225		Lindsay Manufacturing Co	1,735
	83,248	*	Logitech International S.A. (Regd)	3,789
	38,329		Lufkin Industries, Inc	1,226
	1,127,000	e	Makino Milling Machine Co Ltd	7,519
	73,000		Makita Corp	1,095
	165,111		Manitowoc Co, Inc	5,589
	2,474,437	*	Maxtor Corp	16,406
	15,611	*	Maxwell Technologies, Inc	201
	11,367	*	Mestek, Inc	189
	47,700		Metso Oyj	604
	137,935	*	Micros Systems, Inc	6,617
	20,510		Middleby Corp	1,120
	218,002	e*	Milacron, Inc	872
	1,810,000	e	Minebea Co Ltd	8,427
	8,751,160	e*	Mitsubishi Heavy Industries Ltd	23,740
	147,554		Modine Manufacturing Co	4,700
	31		Mori Seiki Co Ltd	0
	33,006		Nacco Industries, Inc (Class A)	3,136
	5,544	*	NATCO Group, Inc (Class A)	43
	607,369	*	National-Oilwell, Inc	19,126
	107,858	*	Netgear, Inc	1,158
	1,889,180	*	Network Appliance, Inc	40,674
	159,355		Nordson Corp	6,911
	3,092,512		NSK Ltd	15,390
	242,000		NTN Corp	1,224
	1,512		OCE NV	24
	156,238	*	Oil States International, Inc	2,390
	123,342	*	Omnicell, Inc	1,802
	103,357		Omron Corp	2,420
	62,247	*	Overland Storage, Inc	827
	879,805		Pall Corp	23,042
	270,463	e*	PalmOne, Inc	9,404
	801,193		Parker Hannifin Corp	47,639
	201,814	*	Paxar Corp	3,939
	480,416		Pentair, Inc	16,161
	1,513,310		Pitney Bowes, Inc	66,964
	126,991	*	Planar Systems, Inc	1,700
	234,773	e*	Presstek, Inc	2,467
	150,135	*	ProQuest Co	4,091
	878,160	*	Quantum Corp	2,722
	49,000		Ricoh Elemex Corp	238
	32,863		Rieter Holding AG.	8,712
	67,520		Robbins & Myers, Inc	1,516
	32,000		Sanden Corp	199
	832,817	*	Sandisk Corp	18,064
	289,314		Sandvik AB	9,870
	30		Sato Corp	1
	62,220		Sauer-Danfoss, Inc	1,062
	393,911	*	Saurer AG.	20,145
	122,581		Scania AB	4,166
	49,659		Schawk, Inc	694
	422,746	*	Scientific Games Corp (Class A)	8,091
	2,700	*	SCM Microsystems, Inc	18
	106,172	*	Semitool, Inc	1,202
	88,816	e*	Sigma Designs, Inc	709
	890,765	e*	Silicon Graphics, Inc	1,960
	58,439	*	Simpletech, Inc	199
	19,385		SKF AB	713
	102,126		SKF AB (B Shs)	3,749
	574,652	*	Smith International, Inc	32,043
	8,852,039	*	Solectron Corp	57,273
	466,330		SPX Corp	21,656
	82,768		Standex International Corp	2,251
	3,700		Starrett (L.S.) Co (Class A)	60
	279,219		Stewart & Stevenson Services, Inc	5,004
	827,115	*	Storage Technology Corp	23,986
	1,650		Sulzer AG. (Regd)	469
	143,942	b,e*	Surebeam Corp (Class A)	3
	1,127,607		Symbol Technologies, Inc	16,621
	217,000		Takuma Co Ltd	1,555
	69,689		Tecumseh Products Co (Class A)	2,870
	31,300		Tecumseh Products Co (Class B)	1,328

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	54,836		Tennant Co	2,273
	308,974	*	Terex Corp	10,545
	240,000		Texwinca Holdings Ltd	189
	39,600	e	THK Co Ltd	749
	74,449		Thomas Industries, Inc	2,472
	515,388		Timken Co	13,653
	153,865		Toro Co	10,781
	66,177	*	Transact Technologies, Inc	2,093
	128,929	*	Ultratech, Inc	2,099
	289,429	*	UNOVA, Inc	5,861
	200,896	*	Veeco Instruments, Inc	5,185
	99,500	*	Vestas Wind Systems a/s	1,462
	386,100		Wartsila Oyj (B Shs)	8,643
	1,049,272	*	Western Digital Corp	9,087
	18,100	*	WJ Communications	64
	58,259		Woodward Governor Co	4,201
	5,348,131	*	Xerox Corp	77,548
	775,249	*	Xybernaut Corp	1,295
	272,584		York International Corp	11,195
	1,000		Yushin Precision Equipment Co Ltd	20
	199,670	*	Zebra Technologies Corp (Class A)	17,371

			TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,991,281

INSTRUMENTS AND RELATED PRODUCTS - 3.07%
	66,664	*	Abaxis, Inc	1,265
	71,505	*	Abiomed, Inc	900
	148,630	*	Aclara BioSciences, Inc	669
	40,412	*	ADE Corp	873
	181,543	*	Advanced Medical Optics, Inc	7,728
	121,091	*	Advanced Neuromodulation Systems, Inc	3,972
	2,791,881	*	Agilent Technologies, Inc	81,746
	180,015	e*	Aksys Ltd	1,049
	330,779	*	Align Technology, Inc	6,285
	146,566	*	American Medical Systems Holdings, Inc	4,939
	50,291		Analogic Corp	2,134
	16,101	*	Animas Corp	300
	1,583,700		Applera Corp (Applied Biosystems Group)	34,445
	164,940		Arrow International, Inc	4,935
	125,764	e*	Arthrocare Corp	3,657
	69,600	*	Aspect Medical Systems, Inc	1,286
	66,615	*	August Technology Corp	835
	765,194		Bard (C.R.), Inc	43,348
	14,893,751	a,f	Baring Vostok L.P.	19,334
	291,628		Bausch & Lomb, Inc	18,976
	3,177,702		Baxter International, Inc	109,662
	97,100	*	Baxter International, Inc (Contingent Value Rts)	0
	17,199,208	f*	BB Bioventures L.P.	13,398
	356,220		Beckman Coulter, Inc	21,729
	1,659,070		Becton Dickinson & Co	85,940
	103,652		BEI Technologies, Inc	2,934
	135,777	e*	Biolase Technology, Inc	1,828
	1,546,661		Biomet, Inc	68,734
	129,982	*	Bio-Rad Laboratories, Inc (Class A)	7,651
	5,434,486	*	Boston Scientific Corp	232,596
	1,478	*	Britesmile, Inc	16
	127,978	*	Bruker BioSciences Corp	623
	108,607	*	Candela Corp	1,064
	2,665,076	e	Canon, Inc	140,441
	37,139	*	Cantel Medical Corp	800
	350,120	*	Cardiac Science, Inc	858
	210,111	*	Cardiodynamics International Corp	1,061
	207,000		Casio Computer Co Ltd	3,134
	245,231	*	Cepheid, Inc	2,830
	52,744	*	Cerus Corp	127
	87,060	*	Cholestech Corp	710
	3,879,721	e	Citizen Watch Co Ltd	43,948
	64,819	*	Closure Medical Corp	1,628
	24,374		Cochlear Ltd	386
	236,245		Cognex Corp	9,091
	182,833	*	Coherent, Inc	5,458
	130,545		Cohu, Inc	2,486
	82,001	*	Cole National Corp	1,915
	6,200		Coloplast a/s	585
	124,999	e*	Conceptus, Inc	1,406
	91,149	*	Concord Camera Corp	301
	180,353	*	Conmed Corp	4,942
	207,773		Cooper Cos, Inc	13,125
	528,186	*	Credence Systems Corp	7,289
	152,603	*	CTI Molecular Imaging, Inc	2,164
	121,287	e*	Cyberonics, Inc	4,046
	34,588	*	Cyberoptics Corp	899
	750,397	*	Cytyc Corp	19,038
	81,650		Datascope Corp	3,241
	453,926		Dentsply International, Inc	23,650
	100,858	*	Depomed, Inc	499
	141,884	*	Dionex Corp	7,828
	86,909	*	DJ Orthopedics, Inc	1,999
	151,536	*	DRS Technologies, Inc	4,834
	3,195,163		Eastman Kodak Co	86,205
	98,207		EDO Corp	2,369
	356,374	*	Edwards Lifesciences Corp	12,420
	124,495	*	Encore Medical Corp	784
	92,212	*	Endocardial Solutions, Inc	954
	8,500	e*	Endocare, Inc	20
	74,958	*	ESCO Technologies, Inc	4,000
	45,530		Essilor International S.A.	2,972
	37,161	*	Exactech, Inc	806
	57,660	*	Excel Technology, Inc	1,917
	20,922		E-Z-Em-Inc	385
	78,930		Fanuc Ltd	4,709
	48,909	*	Faro Technologies, Inc	1,255
	154,351	e*	FEI Co	3,691
	392,311	*	Fisher Scientific International, Inc	22,656
	200,622	*	Flir Systems, Inc	11,014
	123,932	*	Formfactor, Inc	2,782
	238,540	*	Fossil, Inc	6,500
	24,008		Fresenius Medical Care AG.	1,781
	2,707,380		Fuji Photo Film Co Ltd	84,858
	229,684		Gambro AB (A Shs)	2,226
	126,240		Gambro AB (B Shs)	1,215
	2,501,070		Guidant Corp	139,760
	176,040	*	Haemonetics Corp	5,220
	129,835	e*	Hanger Orthopedic Group, Inc	1,522
	1,600	*	HealthTronics Surgical Services, Inc	13
	70,956	*	Herley Industries, Inc	1,386
	155,912	*	Hologic, Inc	3,625
	91,854	e*	ICU Medical, Inc	3,080
	76,991	*	I-Flow Corp	913
	68,134		II-VI, Inc	2,089

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	61,318	*	Illumina, Inc	389
	533,297		IMI plc	3,593
	223,689	*	Inamed Corp	14,059
	275,687	*	Input/Output, Inc	2,285
	123,449	*	Integra LifeSciences Holding	4,354
	193,933	*	Intuitive Surgical, Inc	3,685
	164,840		Invacare Corp	7,372
	83,359	*	Invensys plc	27
	153,891	*	Invision Technologies, Inc	7,679
	121,406	e*	Ionics, Inc	3,430
	43,179	*	Ista Pharmaceuticals, Inc	451
	129,069	*	Itron, Inc	2,961
	199,114	*	Ixia	1,959
	75,068		Keithley Instruments, Inc	1,663
	55,425	*	Kensey Nash Corp	1,912
	86,003		Keyence Corp	19,618
	925,983	*	KLA-Tencor Corp	45,725
	70,000		Konica Corp	966
	75,956	e*	KVH Industries, Inc	967
	186,935	e*	Kyphon, Inc	5,268
	106,324	*	Laserscope	2,929
	33,001	*	LeCroy Corp	594
	415,932	e*	Lexar Media, Inc	2,778
	377,540	*	LTX Corp	4,081
	63,650		Luxottica Group S.p.A.	1,061
	38,486	*	Measurement Specialties, Inc	831
	4,928	e*	Med-Design Corp	10
	65,102	*	Medical Action Industries, Inc	1,198
	96,482	*	MedSource Technologies, Inc	685
	8,028,207		Medtronic, Inc	391,134
	260,966		Mentor Corp	8,949
	139,864	*	Merit Medical Systems, Inc	2,228
	207,010	*	Mettler-Toledo International, Inc	10,172
	71,103	*	Micro Therapeutics, Inc	301
	322,614	*	Millipore Corp	18,186
	134,539		Mine Safety Appliances Co	4,534
	191,235	*	MKS Instruments, Inc	4,364
	121,701	*	Molecular Devices Corp	2,164
	129,786		Movado Group, Inc	2,239
	19,569,794	f	MPM Bioventures II-QP, LP	16,750
	197,987		MTS Systems Corp	4,643
	204,079	e*	Nanogen, Inc	1,371
	244,471	*	Newport Corp	3,953
	10,543	e	Nikon Corp	119
	2,568		Nobel Biocare Holding AG. (Stockholm)	403
	57,665	*	Novoste Corp	158
	156,038		Oakley, Inc	2,019
	140,255	*	Ocular Sciences, Inc	5,330
	71,945		Olympus Corp	1,358
	397,114	e*	Orbital Sciences Corp	5,484
	205,464	*	Orthologic Corp	1,781
	93,785	*	Orthovita, Inc	482
	51,408	*	Osteotech, Inc	334
	57,072	*	Palomar Medical Technologies, Inc	958
	4,539,347	*	PCCW Ltd	3,085
	1,242,053		PerkinElmer, Inc	24,891
	27,689		Phonak Holding AG.	861
	101,065	*	Photon Dynamics, Inc	3,544
	379,339	e*	Pinnacle Systems, Inc	2,712
	146,155	*	Possis Medical, Inc	4,991
	5,489	*	QMed, Inc	47
	154,613	*	RAE Systems, Inc	835
	4,050,607		Raytheon Co	144,890
	178,213	*	Resmed, Inc	9,082
	198,184	*	Respironics, Inc	11,643
	35,500	e*	Retractable Technologies, Inc	219
	208,759		Ricoh Co Ltd	4,439
	1,484,080		Rockwell Automation, Inc	55,668
	92,522	*	Rofin-Sinar Technologies, Inc	2,349
	229,002		Roper Industries, Inc	13,030
	73,971	e*	Rudolph Technologies, Inc	1,346
	64,624		Sagem S.A.	7,210
	92,163	*	Sirf Technology Holdings, Inc	1,205
	3,297,468		Smith & Nephew plc	35,491
	186,529	*	Sola International, Inc	3,214
	134,027	*	Sonic Innovations, Inc	761
	122,926	e*	Sonic Solutions, Inc	2,612
	88,609	*	SonoSite, Inc	2,119
	1,654,654	*	St. Jude Medical, Inc	125,175
	52,396	e*	Staar Surgical Co	409
	151,777	e*	Star Scientific, Inc	601
	371,422	*	Steris Corp	8,379
	1,624,950	e	Stryker Corp	89,372
	241,503	*	Sybron Dental Specialties, Inc	7,209
	26,859	e*	Synovis Life Technologies, Inc	289
	21,500		Synthes, Inc	2,451
	40,629		Sypris Solutions, Inc	780
	367,276	*	Techne Corp	15,958
	436,829		Tektronix, Inc	14,861
	186,638		Teleflex, Inc	9,360
	900,062	*	Teradyne, Inc	20,431
	159,447		The Swatch Group AG. (Br)	20,752
	518,936		The Swatch Group AG. (Regd)	13,839
	93,576	*	Theragenics Corp	432
	833,767	*	Thermo Electron Corp	25,630
	92,635	*	Thermogenesis	438
	300,036	*	Thoratec Corp	3,219
	181,600	e	Tokyo Seimitsu Co Ltd	6,241
	341,515	*	Trimble Navigation Ltd	9,491
	158,970	*	TriPath Imaging, Inc	1,496
	89,411		United Industrial Corp	2,088
	58,331	*	Urologix, Inc	901
	397,494	*	Varian Medical Systems, Inc	31,541
	203,868	*	Varian, Inc	8,593
	112,587	*	Ventana Medical Systems, Inc	5,351
	182,296	*	Viasys Healthcare, Inc	3,812
	101,919	*	Viisage Technology, Inc	889
	369,427	*	Visx, Inc	9,871
	27,580	*	Vital Images, Inc	342
	43,796		Vital Signs, Inc	1,272
	202,033	*	Vivus, Inc	735
	696,966	*	Waters Corp	33,301
	13,100	*	William Demant Holding	495
	141,361	*	Wright Medical Group, Inc	5,032
	151,613		X-Rite, Inc	2,204
	744,493	e	Yokogawa Electric Corp	9,927
	26,485		Young Innovations, Inc	673
	1,993,709	*	Zimmer Holdings, Inc	175,845
	53,222	*	Zoll Medical Corp	1,867

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	97,592	*	Zygo Corp	1,092

			TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,149,529

INSURANCE AGENTS, BROKERS AND SERVICE - 0.31%
	1,839,043		AON Corp	52,358
	310,425		Brown & Brown, Inc	13,379
	138,010	*	Clark, Inc	2,560
	153,553		Crawford & Co (Class A)	725
	43,118		Crawford & Co (Class B)	213
	569,412		Gallagher (Arthur J.) & Co	17,339
	200,349		Hilb, Rogal & Hamilton Co	7,148
	2,736,018		Marsh & McLennan Cos, Inc	124,160
	1,424,145	*	Medco Health Solutions, Inc	53,405
	115,543		National Financial Partners Corp	4,075
	1,413,426		Sun Life Financial, Inc	40,492
	194,620	*	USI Holdings Corp	3,075

			TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	318,929

INSURANCE CARRIERS - 4.97%
	162,611		21st Century Insurance Group	2,104
	8,989,234		Aegon NV	108,383
	1,697,272		Aegon NV (ARS)	20,571
	1,909,073		Aetna, Inc	162,271
	2,980,694		Aflac, Inc	121,642
	1,398,000		Aioi Insurance Co Ltd	6,188
	223,818		Alfa Corp	3,133
	1,100,000		Alleanza Assicurazioni S.p.A.	12,553
	22,026	*	Alleghany Corp	6,321
	510,876		Allianz AG. (Regd)	55,337
	328,836	*	Allmerica Financial Corp	11,115
	3,937,746		Allstate Corp	183,302
	505,078		Ambac Financial Group, Inc	37,093
	59,283		American Equity Investment Life Holding Co	590
	171,523		American Financial Group, Inc	5,243
	14,569,921		American International Group, Inc	1,038,544
	71,873	*	American Medical Security Group, Inc	1,959
	53,680		American National Insurance Co	4,956
	69,603		American Physicians Capital, Inc	1,611
	146,749	*	AMERIGROUP Corp	7,220
	246,032		AmerUs Group Co	10,186
	2,662,963		AMP Ltd	11,742
	1,387,724	*	Anthem, Inc	124,285
	144,189	*	Argonaut Group, Inc	2,657
	799,761		Assicurazioni Generali S.p.A.	21,572
	314,400		Assurant, Inc	8,294
	2,678,986	*	Aviva plc	27,644
	4,376,517		AXA	96,377
	2,232,588		AXA Asia Pacific Holdings Ltd	5,226
	47,844		Baldwin & Lyons, Inc (Class B)	1,284
	423,919		Berkley (W.R.) Corp	18,207
	40,387		Bristol West Holdings, Inc	735
	119,316	*	Centene Corp	4,600
	67,748	*	Ceres Group, Inc	416
	2,299,000	*	China Life Insurance Co Ltd (H Shs)	1,356
	1,139,888		Chubb Corp	77,718
	1,044,132		Cigna Corp	71,847
	776,840		Cincinnati Financial Corp	33,808
	174,278	e*	Citizens, Inc	1,429
	173,056	*	CNA Financial Corp	5,121
	97,675	*	CNA Surety Corp	1,070
	183,192		Commerce Group, Inc	9,044
	598,672	*	Conseco, Inc	11,914
	178,609	*	Danielson Holdings Corp	1,234
	214,339		Delphi Financial Group, Inc (Class A)	9,538
	53,471		Direct General Corp	1,725
	27,000		Donegal Group, Inc	541
	8,063		EMC Insurance Group, Inc	188
	13,073	*	Enstar Group, Inc	697
	149,145		Erie Indemnity Co (Class A)	6,977
	72,164		FBL Financial Group, Inc (Class A)	2,039
	778,642	e	Fidelity National Financial, Inc	29,074
	29,536	*	Financial Industries Corp	274
	366,830	e	First American Corp	9,497
	35,669	e*	FPIC Insurance Group, Inc	881
	7,803,752		Friends Provident plc	20,768
	3,107,000	e	Fuji Fire & Marine Insurance Co Ltd	8,542
	718,540	*	Genworth Financial, Inc	16,490
	44,726		Great American Financial Resources, Inc	711
	39,800		Great-West Lifeco, Inc	1,431
	175,979		Harleysville Group, Inc	3,317
	1,375,958		Hartford Financial Services Group, Inc	94,583
	343,147		HCC Insurance Holdings, Inc	11,465
	620,924	*	Health Net, Inc	16,454
	118,967	*	HealthExtras, Inc	1,971
	244,190		Horace Mann Educators Corp	4,268
	859,389	*	Humana, Inc	14,524
	21,273		Independence Holding Co	723
	93,720		Infinity Property & Casualty Corp	3,093
	2,033,382		ING Groep NV	47,994
	3,324,107		Insurance Australia Group Ltd	11,578
	678,334		Jefferson-Pilot Corp	34,459
	25,188		Kansas City Life Insurance Co	1,060
	116,089		Landamerica Financial Group, Inc	4,519
	273,958		Leucadia National Corp	13,616
	112,700		Liberty International plc	1,555
	1,794,382		Lincoln National Corp	84,785
	720,142		Loews Corp	43,180
	5,029	*	Manulife Financial Corp	204
	1,788,137		Manulife Financial Corp	72,086
	56,912	*	Markel Corp	15,793
	2,313,855	a	Max Re Capital Ltd	45,074
	694,289		MBIA, Inc	39,658
	159,459		Mercury General Corp	7,917
	2,379,727		MetLife, Inc	85,313
	878,511		MGIC Investment Corp	66,644
	47,775		Midland Co	1,417
	1,554		Millea Holdings, Inc	23,072
	1,032,525		Mitsui Sumitomo Insurance Co Ltd	9,699
	41,568	*	Molina Healthcare, Inc	1,587
	218,571	e	MONY Group, Inc	6,841
	154,792		Muenchener Rueckver AG. (Regd)	16,780
	14,976	*	National Western Life Insurance Co (Class A)	2,300
	301,315		Nationwide Financial Services, Inc (Class A)	11,332
	37,042	*	Navigators Group, Inc	1,070
	13,640		NYMAGIC, Inc	360
	79,435	e	Odyssey Re Holdings Corp	1,906
	367,716	*	Ohio Casualty Corp	7,402
	880,435		Old Republic International Corp	20,884
	475,718		Oxford Health Plans, Inc	26,184

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	453,909	*	Pacificare Health Systems, Inc	17,548
	72,067		Penn-America Group, Inc	1,009
	135,064	*	Philadelphia Consolidated Holding Corp	8,113
	596,991	e	Phoenix Cos, Inc	7,313
	46,563	*	Pico Holdings, Inc	890
	145,738	*	PMA Capital Corp (Class A)	1,312
	464,536		PMI Group, Inc	20,217
	607,560		Power Corp Of Canada	23,949
	450,447		Power Financial Corp	18,428
	128,005		Presidential Life Corp	2,307
	1,833,338		Principal Financial Group	63,763
	148,997	*	ProAssurance Corp	5,082
	1,177,707		Progressive Corp	100,458
	1,937,943		Promina Group Ltd	5,400
	386,810		Protective Life Corp	14,958
	3,155,501		Prudential Financial, Inc	146,636
	1,369,057		QBE Insurance Group Ltd	12,207
	454,689		Radian Group, Inc	21,780
	200,000		RAS S.p.A.	3,628
	122,947		Reinsurance Group Of America, Inc	4,998
	114,537		RLI Corp	4,181
	11,550,635		Royal & Sun Alliance Insurance Group plc	17,281
	1,659,827		Safeco Corp	73,032
	50,784		Safety Insurance Group, Inc	1,088
	116,730		Schindler Holding AG. (Pt Cert)	33,507
	206,332		Selective Insurance Group, Inc	8,229
	185,228	*	Sierra Health Services, Inc	8,280
	859,690		Skandia Forsakrings AB	3,561
	1,263,529		Sompo Japan Insurance, Inc	12,911
	3,961,497		St. Paul Travelers Cos, Inc	160,599
	182,585		Stancorp Financial Group, Inc	12,233
	81,836		State Auto Financial Corp	2,514
	165,693		Stewart Information Services Corp	5,595
	233,800	*	Swiss Life Holding	32,623
	1,400,371		Swiss Reinsurance Co (Regd)	90,961
	604,250		T&D Holdings, Inc	30,181
	23,623	*	Topdanmark a/s	1,396
	542,658		Torchmark Corp	29,195
	388,021	*	Tower Ltd	421
	110,563		Transatlantic Holdings, Inc	8,954
	54,954	*	Triad Guaranty, Inc	3,198
	346,350	*	UICI	8,247
	54,628		United Fire & Casualty Co	3,155
	3,727,792		UnitedHealth Group, Inc	232,055
	230,489		Unitrin, Inc	9,819
	155,182	*	Universal American Financial Corp	1,704
	5,669,660		UnumProvident Corp	90,148
	219,652	*	Vesta Insurance Group, Inc	1,421
	127,081	*	WellChoice, Inc	5,261
	870,418	*	Wellpoint Health Networks, Inc	97,496
	7,545		Wesco Financial Corp	2,731
	1,262,690		XL Capital Ltd (Class A)	95,283
	134,772		Zenith National Insurance Corp	6,550
	1,376,684		Zurich Financial Services AG.	217,374

			TOTAL INSURANCE CARRIERS	5,095,122

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
	75,758	*	Geo Group, Inc	1,545

			TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1,545

LEATHER AND LEATHER PRODUCTS - 0.07%
	167,893		Brown Shoe Co, Inc	6,872
	981,233	*	Coach, Inc	44,342
	207,830		K-Swiss, Inc (Class A)	4,200
	86,855	*	Maxwell Shoe Co, Inc (Class A)	2,019
	62,443	*	Steven Madden Ltd	1,247
	97,475	e*	Timberland Co (Class A)	6,296
	17,171		Weyco Group, Inc	589
	253,000		Wolverine World Wide, Inc	6,641
	546,315		Yue Yuen Industrial Holdings	1,327

			TOTAL LEATHER AND LEATHER PRODUCTS	73,533
LEGAL SERVICES - 0.00%
	122,678	e*	Pre-Paid Legal Services, Inc	2,923

			TOTAL LEGAL SERVICES	2,923

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.08%
	228	e	Central Japan Railway Co	1,941
	12,174		East Japan Railway Co	68,281
	197,000		Keio Electric Railway Co Ltd	1,125
	509,418	*	Laidlaw International, Inc	6,602
	887,168		MTR Corp	1,342
	2,789,000		SMRT Corp Ltd	1,166
	462,650		Stagecoach Group plc	751
	55,000		Veolia Environnement	1,552

			TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	82,760

LUMBER AND WOOD PRODUCTS - 0.11%
	34,848		American Woodmark Corp	2,086
	644,153	*	Champion Enterprises, Inc	5,913
	61,759		Deltic Timber Corp	2,372
	1,636,303		Georgia-Pacific Corp	60,510
	41,074		Holmen AB (B Shs)	1,189
	482,633	*	Masonite International Corp	12,426
	33,333	*	Modtech Holdings, Inc	257
	291,658		Rayonier, Inc	12,964
	1,214,234		Sekisui House Ltd	13,476
	38,354		Skyline Corp	1,559
	70,330		Tenon Ltd	85
	95,252		Universal Forest Products, Inc	3,072

			TOTAL LUMBER AND WOOD PRODUCTS	115,909

METAL MINING - 0.40%
	64,100		Agnico-Eagle Mines Ltd	850
	2,173,000		Alumina Ltd	7,992
	969,351		Barrick Gold Corp	19,217
	198,340	*	Barrick Gold Corp (U.S.)	3,917
	134,468		Cameco Corp	7,828
	63,394	e*	Cleveland-Cliffs, Inc	3,575
	1,296,782	e*	Coeur D'alene Mines Corp	5,291
	578,517		Falconbridge Ltd	14,131
	749,601		Freeport-McMoRan Copper & Gold, Inc (Class A)	24,849
	734,338	*	Hecla Mining Co	4,186
	102,700		Iluka Resources Ltd	323
	714,740	*	Inco Ltd	24,527
	1,638,218	*	Kinross Gold Corp	9,066
	58,871	*	Meridian Gold, Inc	758
	7,686,785		Mitsubishi Materials Corp	17,259
	485,000		Mitsui Mining & Smelting Co Ltd	2,262

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	1,556,144		Newcrest Mining Ltd	14,938
	1,926,683		Newmont Mining Corp	74,678
	2,746,424		Newmont Mining Corp (Chess)	10,465
	609,000		Nippon Light Metal Co Ltd	1,446
	951,629		Noranda, Inc	16,282
	178,252		Outokumpu Oyj	2,852
	482,635		Phelps Dodge Corp	37,409
	935,590	*	Placer Dome, Inc	15,631
	705,141	*	Rio Tinto Ltd	17,659
	1,175,823		Rio Tinto plc	28,275
	99,290	e	Royal Gold, Inc	1,407
	123,623		Southern Peru Copper Corp	5,109
	275,171	*	Stillwater Mining Co	4,130
	1,086,067		Sumitomo Metal Mining Co Ltd	7,087
	979,009		Teck Cominco Ltd (Class B)	17,525
	4,131,712		WMC Resources Ltd	14,161

			TOTAL METAL MINING	415,085

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
	729,300		Aderans Co Ltd	15,707
	19,470		Amer Group plc	1,014
	162,386		Blyth, Inc	5,601
	3,772		Bulgari S.p.A.	38
	412,178		Callaway Golf Co	4,674
	88,450	*	Daktronics, Inc	2,207
	52,137		Escalade, Inc	1,205
	700,553		Hasbro, Inc	13,311
	565,440	*	Identix, Inc	4,224
	153,433	*	Jakks Pacific, Inc	3,190
	1,458	*	Johnson Outdoors, Inc (Class A)	28
	186,834	*	K2, Inc	2,933
	265,646	e*	Leapfrog Enterprises, Inc	5,284
	49,724	*	Lydall, Inc	486
	2,315,186		Mattel, Inc	42,252
	179,121	e	Nautilus Group, Inc	3,495
	221,433	e	Nintendo Co Ltd	25,671
	94,855	e*	Oneida Ltd	154
	71,687		Penn Engineering & Manufacturing Corp	1,537
	85,046	*	RC2 Corp	3,019
	28,619	*	RHI AG.	645
	58,231		Russ Berrie & Co, Inc	1,131
	30	*	Sega Corp	0
	157,928	e*	Shuffle Master, Inc	5,734
	15,150		Societe BIC S.A.	674
	48,628	*	Steinway Musical Instruments, Inc	1,706
	335,854	*	Yankee Candle Co, Inc	9,824
	80,000		Yonex Co Ltd	671

			TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	156,415
MISCELLANEOUS RETAIL - 1.18%
	168,897	*	1-800-Flowers.com, Inc (Class A)	1,375
	81,303	*	AC Moore Arts & Crafts, Inc	2,237
	275,108	e*	Alloy, Inc	1,692
	1,561,767	*	Amazon.com, Inc	84,960
	261,048	*	Barnes & Noble, Inc	8,870
	115,732	*	Big 5 Sporting Goods Corp	3,031
	46,992		Blair Corp	1,358
	16,571	*	Blue Nile, Inc	623
	420,615		Borders Group, Inc	9,859
	188,964		Cash America International, Inc	4,346
	115,371	*	Coldwater Creek, Inc	3,054
	875,000	*	Cookson Group plc	666
	2,254,418		CVS Corp	94,731
	177,996	*	Dick's Sporting Goods, Inc	5,936
	307,835	*	Drugstore.com, Inc	1,074
	135,433	*	Duane Reade, Inc	2,212
	3,198,135	*	eBay, Inc	294,069
	627	b*	FAO, Inc	0
	41,057	*	Finlay Enterprises, Inc	773
	126,304		Friedman's, Inc (Class A)	400
	6,403	*	Gaiam, Inc	43
	43,608	e*	Galyans Trading Co, Inc	727
	465,000		GUS plc	7,130
	93,979		Hancock Fabrics, Inc	1,198
	3		Hellenic Duty Free Shops S.A.	0
	193,832	*	Hibbett Sporting Goods, Inc	5,301
	4,604,044		HMV Group plc	20,206
	107,110	*	Jill (J.) Group, Inc	2,527
	185,517		Longs Drug Stores Corp	4,428
	588,156	*	Marvel Enterprises, Inc	11,481
	24,500		Matsumotokiyoshi Co Ltd	741
	359,055		Michaels Stores, Inc	19,748
	173,315		MSC Industrial Direct Co (Class A)	5,692
	2,656,342		Next plc	68,550
	1,265,500		Nippon Mining Holdings, Inc	6,251
	2,739,687	*	Office Depot, Inc	49,068
	517,779		Omnicare, Inc	22,166
	63,120	e*	Overstock.com, Inc	2,467
	3,003,000	*	Pacific Brands Ltd	5,585
	89,191	*	Party City Corp	1,114
	40,748	*	PC Connection, Inc	268
	27,748	*	PC Mall, Inc	524
	376,466	e*	Petco Animal Supplies, Inc	12,126
	759,195		Petsmart, Inc	24,636
	1,000		Playmates Interactive Entertainment Ltd	0
	159,818	e*	Priceline.com, Inc	4,304
	2,390,714	*	Rite Aid Corp	12,480
	68,103	*	Sharper Image Corp	2,138
	824,483	*	Shoppers Drug Mart Corp	20,539
	133,326	*	Sports Authority, Inc	4,786
	114,260		Stamps.com, Inc	1,164
	3,550,729		Staples, Inc	104,072
	41,400	*	Systemax, Inc	277
	679,043		Tiffany & Co	25,023
	1,388,561		Toys "R" Us, Inc	22,105
	119,330	*	Valuevision International, Inc (Class A)	1,554
	5,689,055		Walgreen Co	206,001
	40,732	*	Whitehall Jewellers, Inc	305
	93,352		World Fuel Services Corp	4,208
	367,617	*	Zale Corp	10,021

			TOTAL MISCELLANEOUS RETAIL	1,212,220

MOTION PICTURES - 1.11%
	258,106	*	AMC Entertainment, Inc	3,967
	209,824	*	Avid Technology, Inc	11,450
	369,638	e	Blockbuster, Inc (Class A)	5,611
	37,465		Carmike Cinemas, Inc	1,478
	332,919	*	Hollywood Entertainment Corp	4,448
	14,421,670	*	Liberty Media Corp (Class A)	129,651

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	449,503		Metro-Goldwyn-Mayer, Inc	5,439
	157,985		Movie Gallery, Inc	3,089
	184,231	e*	NetFlix, Inc	6,623
	2,312,469		Rank Group plc	12,581
	80,463	*	Reading International, Inc	700
	163,276		Regal Entertainment Group (Class A)	2,955
	33,543,960	*	Time Warner, Inc	589,703
	80		Toho Co Ltd	1
	14,104,454		Walt Disney Co	359,523

			TOTAL MOTION PICTURES	1,137,219

NONDEPOSITORY INSTITUTIONS - 2.33%
	90,043	e*	Accredited Home Lenders Holding Co	2,535
	335,195		Acom Co Ltd	21,780
	51,931		Advanta Corp (Class A)	1,139
	98,121		Advanta Corp (Class B)	2,249
	182,400	e	Aiful Corp	19,040
	368,176	e	American Capital Strategies Ltd	10,316
	9,250,891		American Express Co	475,311
	814,063	*	AmeriCredit Corp	15,899
	33,474		Asta Funding, Inc	582
	1,575,977		Capital One Financial Corp	107,765
	258,074	*	CapitalSource, Inc	6,310
	277,712		CharterMac	5,460
	1,186,379		CIT Group, Inc	45,426
	141,878	*	CompuCredit Corp	2,454
	1,588,262		Countrywide Financial Corp	111,575
	101,309	*	Credit Acceptance Corp	1,527
	477,101		Credit Saison Co Ltd	14,342
	47,204		D Carnegie AB	448
	526,850	*	Deutsche Postbank AG.	18,993
	479,668		Doral Financial Corp	16,549
	28,247	b*	DVI, Inc	0
	261,366	e*	E-Loan, Inc	706
	58,969	*	Encore Capital Group, Inc	779
	22,550	*	Falcon Financial Investment Trust	176
	8,167,868		Fannie Mae	582,859
	49,111	e	Federal Agricultural Mortgage Corp (Class C)	1,175
	147,593	*	Financial Federal Corp	5,204
	47,324	*	First Cash Financial Services, Inc	1,007
	67,978	*	First Marblehead Corp	2,737
	4,722,157		Freddie Mac	298,913
	9,537,739		HBOS plc	118,050
	104,800	e	Hitachi Capital Corp	1,950
	1,918,682	*	Hypo Real Estate Holding	56,282
	293,519		IGM Financial, Inc	7,157
	120,037		Irish Life & Permanent plc	1,847
	109,042		Irish Life & Permanent plc	1,658
	7,890,813		MBNA Corp	203,504
	177,750		MCG Capital Corp	2,734
	84,466		Medallion Financial Corp	672
	190,684	*	Metris Cos, Inc	1,657
	22,297		Municipal Mortgage & Equity LLC	520
	36,691	*	Nelnet, Inc	651
	172,050	e	New Century Financial Corp	8,055
	203,304	e	ORIX Corp	23,290
	111,287		Promise Co Ltd	7,425
	1,612,692	*	Providian Financial Corp	23,658
	170,694	*	Saxon Capital, Inc	3,897
	2,062,863		SLM Corp	83,443
	21,723		Student Loan Corp	2,965
	807,809	e	Takefuji Corp	58,560
	24,100	*	United PanAm Financial Corp	411
	124,304		Westcorp	5,650
	64,131	*	WFS Financial, Inc	3,175
	134,643	*	World Acceptance Corp	2,468
	598			9

			TOTAL NONDEPOSITORY INSTITUTIONS	2,392,944

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
	126,393		Amcol International Corp	2,395
	60,659		Compass Minerals International, Inc	1,176
	115,000		Dowa Mining Co Ltd	682
	21,229		Potash Corp Of Saskatchewan	2,033
	583,217		Vulcan Materials Co	27,732

			TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	34,018

OIL AND GAS EXTRACTION - 1.87%
	1,720,182		Anadarko Petroleum Corp	100,803
	1,915,105		Apache Corp	83,403
	54,424	*	Atwood Oceanics, Inc	2,272
	110,924		Berry Petroleum Co (Class A)	3,262
	1,168,444	*	BJ Services Co	53,561
	100,768	*	Brigham Exploration Co	925
	2,449,219		Burlington Resources, Inc	88,613
	298,205		Cabot Oil & Gas Corp (Class A)	12,614
	229,576	*	Cal Dive International, Inc	6,961
	27,497	*	Callon Petroleum Co	392
	919,443		Canadian Natural Resources Ltd	27,465
	74,173	*	Cheniere Energy, Inc	1,452
	1,229,823		Chesapeake Energy Corp	18,103
	259,885	*	Cimarex Energy Co	7,856
	37,502	*	Clayton Williams Energy, Inc	896
	310,410	*	Comstock Resources, Inc	6,041
	82,676	*	Delta Petroleum Corp	1,112
	295,569	*	Denbury Resources, Inc	6,192
	1,354,950		Devon Energy Corp	89,427
	631,456	e	Diamond Offshore Drilling, Inc	15,048
	70,017	*	Edge Petroleum Corp	1,190
	892,600		EnCana Corp	38,360
	110,867	*	Encore Acquisition Co	3,093
	133,579	*	Energy Partners Ltd	2,044
	250,618	b*	Enron Corp	14
	979,483		ENSCO International, Inc	28,503
	732,795		EOG Resources, Inc	43,755
	262,502	*	Evergreen Resources, Inc	10,605
	15,267	*	Exploration Co Of Delaware, Inc	58
	282,056	*	Forest Oil Corp	7,706
	2,188	*	Forest Oil Corp Wts 02/15/05	5
	118,329	*	FX Energy, Inc	1,054
	471,613	*	Global Industries Ltd	2,698
	1,055,063	*	Grey Wolf, Inc	4,473
	32,300		Groupe Bruxelles Lambert S.A.	2,065
	1,925	*	Groupe Bruxelles Lambert S.A. (Strp Vvpr)	0
	432,051	*	Hanover Compressor Co	5,141
	222,206	*	Harvest Natural Resources, Inc	3,313
	278,688		Helmerich & Payne, Inc	7,288
	169,631	*	Horizon Offshore, Inc	168
	85,185	*	Houston Exploration Co	4,416

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	686,945		Husky Energy, Inc	13,142
	386,391		Imperial Oil Ltd	17,983
	288,318	*	KCS Energy, Inc	3,840
	1,032,855		Kerr-McGee Corp	55,537
	865,494	*	Key Energy Services, Inc	8,170
	136,095	*	Lundin Petroleum AB	723
	415,128	*	Magnum Hunter Resources, Inc	4,309
	32,226	*	Magnum Hunter Resources, Inc Wts 03/21/05	16
	1,824,683		Marathon Oil Corp	69,046
	75,293	e*	McMoRan Exploration Co	1,173
	303,117	e*	Meridian Resource Corp	2,104
	155,274	*	Mission Resources Corp	885
	366,411	*	Newfield Exploration Co	20,424
	486,357	*	Newpark Resources, Inc	3,015
	81,684	*	Nexen, Inc	3,168
	499,419		Noble Energy, Inc	25,470
	1,847,807		Occidental Petroleum Corp	89,452
	140,579	*	Oceaneering International, Inc	4,815
	37,985		OMV AG.	7,395
	2,719,701		Origin Energy Ltd	10,685
	537,069	*	Parker Drilling Co	2,052
	432,687		Patina Oil & Gas Corp	12,924
	430,072		Patterson-UTI Energy, Inc	14,369
	108,393		Penn Virginia Corp	3,914
	199,203		Penn West Petroleum Ltd	9,227
	639,167		Petro-Canada	27,483
	97,525	*	Petroleum Development Corp	2,674
	898,156		Pioneer Natural Resources Co	31,507
	461,774	*	Plains Exploration & Production Co	8,474
	363,431		Pogo Producing Co	17,953
	214,293	*	Precision Drilling Corp	10,186
	604,417	*	Pride International, Inc	10,342
	72,325	*	Prima Energy Corp	2,862
	87,730	*	Quicksilver Resources, Inc	5,884
	455,368		Range Resources Corp	6,648
	175,785	*	Remington Oil & Gas Corp	4,149
	1,377,470	*	Rowan Cos, Inc	33,514
	78,042		RPC, Inc	1,232
	106,283	*	Seacor Smit, Inc	4,669
	50	*	Serval Integrated Energy Services (Units)	0
	20,886,548		Shell Transport & Trading Co plc	153,215
	291,211	*	Southwestern Energy Co	8,349
	153,942	*	Spinnaker Exploration Co	6,062
	173,625		St. Mary Land & Exploration Co	6,190
	75,788		Statoil ASA	962
	168,730	*	Stone Energy Corp	7,708
	346,164	*	Superior Energy Services, Inc	3,479
	167,542	*	Swift Energy Co	3,696
	105,867	*	Syntroleum Corp	701
	1,231,860		Talisman Energy, Inc	26,737
	165,283	*	Tetra Technologies, Inc	4,438
	271,888	e	Tidewater, Inc	8,102
	30,999	*	Todco	480
	1,624,636		Total S.A.	309,735
	163,377	*	Total S.A.	2
	116,232	*	Transmontaigne, Inc	625
	250,796	*	Unit Corp	7,888
	1,376,575		Unocal Corp	52,310
	1,016,311	e*	Varco International, Inc	22,247
	246,387	*	Veritas DGC, Inc	5,704
	334,288		Vintage Petroleum, Inc	5,673
	141,787	*	W-H Energy Services, Inc	2,779
	71,147	*	Whiting Petroleum Corp	1,789
	1,285,868		XTO Energy, Inc	38,306

			TOTAL OIL AND GAS EXTRACTION	1,920,939
PAPER AND ALLIED PRODUCTS - 0.59%
	100,000	*	Abitibi-Consolidated, Inc	688
	750,000		Abitibi-Consolidated, Inc (Canada)	5,118
	819,548		Bemis Co	23,152
	46,832		Billerud AB	765
	426,902		Boise Cascade Corp	16,069
	274,375		Bowater, Inc	11,411
	176,379	*	Buckeye Technologies, Inc	2,028
	209,300		Bunzl plc	1,745
	207,727	*	Caraustar Industries, Inc	2,931
	1,338,391		Carter Holt Harvey Ltd	1,759
	99,194		Chesapeake Corp	2,646
	85,100		De La Rue plc	533
	4,015	e*	Earthshell Corp	8
	170,328		Glatfelter	2,398
	330,214	*	Graphic Packaging Corp	2,856
	79,548		Greif, Inc (Class A)	3,361
	2,491,408		International Paper Co	111,366
	2,937,013		Kimberly-Clark Corp	193,490
	319,858	*	Longview Fibre Co	4,712
	20,449		Mayr-Melnhof Karton AG.	2,637
	1,028,746		MeadWestvaco Corp	30,235
	491,000		NGK Insulators Ltd	3,964
	1,244		Nippon Unipac Holding	6,510
	2,379,412		OJI Paper Co Ltd	15,265
	416,324		Packaging Corp Of America	9,950
	1,061,104	*	Pactiv Corp	26,464
	183,270	*	Playtex Products, Inc	1,433
	146,758		Pope & Talbot, Inc	2,901
	175,188		Potlatch Corp	7,295
	149,053		Rock-Tenn Co (Class A)	2,526
	94,911		Schweitzer-Mauduit International, Inc	2,907
	2,158,210	*	Smurfit-Stone Container Corp	43,056
	453,374		Sonoco Products Co	11,561
	315,950		Stora Enso Oyj (R Shs)	4,286
	163,609		Svenska Cellulosa AB (B Shs)	6,212
	343,103		Temple-Inland, Inc	23,760
	300,600		Uni-Charm Corp	14,987
	233,841		Wausau-Mosinee Paper Corp	4,045

			TOTAL PAPER AND ALLIED PRODUCTS	607,030
PERSONAL SERVICES - 0.12%
	239,361	*	Alderwoods Group, Inc	2,920
	55,411		Angelica Corp	1,391
	2,619	*	Cadiz, Inc	23
	650,824		Cintas Corp	31,025
	224,571	e*	Coinstar, Inc	4,934
	24,228		CPI Corp	357
	94,000		Davis Service Group plc	656
	131,299		G & K Services, Inc (Class A)	5,277
	839,256		H & R Block, Inc	40,016
	233,438		Regis Corp	10,409
	1,836,143	*	Service Corp International	13,532

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	54,942		Unifirst Corp	1,598
	225,801	e*	Weight Watchers International, Inc	8,838

			TOTAL PERSONAL SERVICES	120,976

PETROLEUM AND COAL PRODUCTS - 4.33%
	763,892		Amerada Hess Corp	60,493
	365,462		Ashland, Inc	19,300
	8,329,795		BHP Billiton Ltd	72,706
	44,803,500		BP plc	395,693
	550,096		BP plc (Spon ADR)	29,469
	5,981,243		ChevronTexaco Corp	562,895
	5,657,200		ConocoPhillips	431,588
	125,058		ElkCorp	2,994
	9,118,403		ENI S.p.A.	181,053
	46,037,585		ExxonMobil Corp	2,044,529
	1,810,727		Fortum Oyj	23,132
	165,521		Frontier Oil Corp	3,507
	47,015	*	Giant Industries, Inc	1,034
	200,897	*	Headwaters, Inc	5,209
	1		Hellenic Petroleum S.A.	0
	92,570		Holly Corp	3,462
	336,069		Lubrizol Corp	12,307
	1,765,843		Lyondell Chemical Co	30,708
	378,868		Murphy Oil Corp	27,923
	5,400,047		Nippon Oil Corp	33,999
	414,199		Norsk Hydro ASA	26,920
	226,092	*	Premcor, Inc	8,478
	165,000		Premier Farnell plc	738
	3,890,106		Repsol YPF S.A.	85,192
	4,694,296		Royal Dutch Petroleum Co	240,903
	413,598		Santos Ltd	1,997
	221,538		Shell Canada Ltd (U.S.)	10,656
	229,800	e	Showa Shell Sekiyu KK	2,066
	705,268		Suncor Energy, Inc	17,890
	404,590		Sunoco, Inc	25,740
	176		Teikoku Oil Co Ltd	1
	389,976	*	Tesoro Petroleum Corp	10,763
	119,000		TonenGeneral Sekiyu KK	1,020
	737,017		Valero Energy Corp	54,362
	103,805		WD-40 Co	3,108
	701,437		Woodside Petroleum Ltd	8,145

			TOTAL PETROLEUM AND COAL PRODUCTS	4,439,980

PIPELINES, EXCEPT NATURAL GAS - 0.02%
	134,699	*	Enbridge, Inc	4,894
	676,574		TransCanada Corp	13,322

			TOTAL PIPELINES, EXCEPT NATURAL GAS	18,216

PRIMARY METAL INDUSTRIES - 0.62%
	61,397		Acerinox S.A.	3,495
	650,310	*	AK Steel Holding Corp	3,427
	21,792		Alcan, Inc	893
	692,513	*	Alcan, Inc	28,511
	4,437,787		Alcoa, Inc	146,580
	758,977		Allegheny Technologies, Inc	13,700
	1		Aluminum of Greece S.A.I.C.	0
	995,841	*	Andrew Corp	19,927
	1,854,068		Arcelor	31,129
	131,546		Bekaert S.A.	7,578
	207,493		Belden, Inc	4,447
	5,824,306		BHP Billiton plc	50,541
	863,624		BlueScope Steel Ltd	4,055
	99,462	*	Brush Engineered Materials, Inc	1,880
	265,248	*	Cable Design Technologies Corp	2,812
	208,030		Carpenter Technology Corp	7,083
	125,990	*	Century Aluminum Co	3,123
	548,242	*	CommScope, Inc	11,760
	5,759,557	*	Corus Group plc	4,152
	119,704	e	Curtiss-Wright Corp	6,726
	514,513		Dofasco, Inc	15,197
	66,470	*	Encore Wire Corp	1,833
	600,139		Engelhard Corp	19,390
	240,755	*	General Cable Corp	2,058
	83,548		Gibraltar Steel Corp	2,742
	33,200		Group 4 Falck a/s	853
	20,168	*	Imco Recycling, Inc	267
	5,173		Intermet Corp	22
	149,800	*	International Steel Group, Inc	4,457
	84		Japan Steel Works Ltd	0
	4,094,000		Kobe Steel Ltd	6,116
	113,960	e*	Liquidmetal Technologies, Inc	162
	169,060	*	Lone Star Technologies, Inc	4,659
	227,208		Matthews International Corp (Class A)	7,484
	262,979	*	Maverick Tube Corp	6,906
	214,488		Mueller Industries, Inc	7,679
	461,000		NEOMAX Co Ltd	7,474
	12,607,793		Nippon Steel Corp	26,460
	2,845,000	*	Nisshin Steel Co Ltd	5,762
	74,511		NN, Inc	947
	2,700	*	Northwest Pipe Co	48
	103,191	*	NS Group, Inc	1,696
	389,406		Nucor Corp	29,891
	243,300		OneSteel Ltd	422
	124,204	*	Oregon Steel Mills, Inc	1,831
	297,564		Precision Castparts Corp	16,274
	35,000	f*	Promet BHD	3
	100,872		Quanex Corp	4,912
	161,906		Rautaruukki Oyj	1,306
	7,485		Roanoke Electric Steel Corp	102
	170,000	*	RTI International Metals, Inc	2,712
	139,537		Ryerson Tull, Inc	2,216
	188,326	e	Schnitzer Steel Industries, Inc (Class A)	6,396
	51,540		Ssab Svenskt Stal AB (Series A)	869
	21,211		Ssab Svenskt Stal AB (Series B)	345
	234,391	*	Steel Dynamics, Inc	6,711
	33,099		Steel Technologies, Inc	731
	1,659,000	*	Sumitomo Heavy Industries Ltd	5,200
	3,525,498		Sumitomo Metal Industries Ltd	4,168
	133,039		Texas Industries, Inc	5,477
	1,311,005		ThyssenKrupp AG.	22,346
	14,466	*	Titanium Metals Corp	1,339
	191,408		Tredegar Corp	3,087
	97,134		Trelleborg AB (B Shs)	1,676
	533,572		TUI AG.	10,192
	548,544	e	United States Steel Corp	19,265
	222,921	*	Vivendi Universal S.A. (Spon ADR)	6,219
	900	*	Wheeling-Pittsburgh Corp	19
	394,634		Worthington Industries, Inc	8,102

			TOTAL PRIMARY METAL INDUSTRIES	635,842

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

PRINTING AND PUBLISHING - 0.87%
	520,859	*	American Greetings Corp (Class A)	12,074
	8,613		Arnoldo Mondadori Editore S.p.A.	82
	151,253		Banta Corp	6,717
	132,052		Belo (A.H.) Corp Series A	3,546
	351,800	f	Belo (A.H.) Corp Series B	9,446
	211,488		Bowne & Co, Inc	3,352
	199,001	*	Cenveo, Inc	583
	93,115	*	Consolidated Graphics, Inc	4,102
	36,401		Courier Corp	1,519
	40,054		CSS Industries, Inc	1,403
	1,769,845	e	Dai Nippon Printing Co Ltd	28,271
	110,702		Dow Jones & Co, Inc	4,993
	206,300	f	Dow Jones & Co, Inc (Class B)	9,304
	131,851		Eniro AB	1,006
	90,691		Ennis Business Forms, Inc	1,768
	1,554,101		Gannett Co, Inc	131,865
	217,583		Gruppo Editoriale L'Espresso S.p.A.	1,310
	175,159	e	Harland (John H.) Co	5,141
	306,510		Harte-Hanks, Inc	7,482
	455,526		Hollinger International, Inc	7,648
	521,913		Independent News & Media plc	1,245
	160,839		Independent Newspapers Ltd	480
	81,509	*	Information Holdings, Inc	2,231
	2,530,009		John Fairfax Holdings Ltd	6,574
	63,563		Journal Communications, Inc	1,197
	217,817	*	Journal Register Co	4,356
	607,671		Knight Ridder, Inc	43,752
	207,319		Lagardere S.C.A.	12,952
	228,204		Lee Enterprises, Inc	10,956
	14,400	f	Lee Enterprises, Inc (Class B)	691
	127,415	e*	Martha Stewart Living Omnimedia, Inc (Class A)	1,147
	108,206		McClatchy Co (Class A)	7,591
	1,209,512		McGraw-Hill Cos, Inc	92,612
	117,953		Media General, Inc (Class A)	7,575
	55,764		Meredith Corp	3,065
	125,900		Meredith Corp (Class B)	6,919
	730,277		New York Times Co (Class A)	32,651
	3,134,438		News Corp Ltd	27,686
	300	e	News Corp Ltd (Spon ADR)	11
	772,525		News Corp Ltd (Spon ADR)	25,401
	1,981,885		Pearson plc	24,081
	88,852	*	Playboy Enterprises, Inc (Class B)	1,032
	1,115,575	*	Primedia, Inc	3,101
	17,117	e*	Private Media Group, Inc	39
	42,043		Pulitzer, Inc	2,056
	535,844		Quebecor World, Inc	11,750
	1,117,468		R.R. Donnelley & Sons Co	36,899
	478,969		Reader's Digest Association, Inc (Class A)	7,659
	913,314		Reed Elsevier NV	12,823
	5,671,695		Reed Elsevier plc	55,131
	216,141	*	Scholastic Corp	6,473
	424,093		SCMP Group Ltd	169
	152,167	e	Scripps (E.W.) Co (Class A)	15,978
	2,257,024		Singapore Press Holdings Ltd	5,451
	124,637		Standard Register Co	1,483
	50,000		Telefonica Publicidad e Informacion S.A.	332
	90,953		Thomas Nelson, Inc	2,068
	2,777,460	e	Toppan Printing Co Ltd	31,436
	1,385,377		Tribune Co	63,090
	249,098		Trinity Mirror plc	2,936
	1,336,148		United Business Media plc	12,285
	262,447	*	Valassis Communications, Inc	7,997
	104,461		VNU NV	3,034
	29,181		Washington Post Co (Class B)	27,139
	275,296		Wiley (John) & Sons, Inc (Class A)	8,809
	515,579		Wolters Kluwer NV	9,359
	2,261,295		Yell Group plc	14,138

			TOTAL PRINTING AND PUBLISHING	897,452

RAILROAD TRANSPORTATION - 0.45%
	6,680,177		Brambles Industries Ltd	27,920
	17,149,616		Brambles Industries plc	66,245
	2,354,346		Burlington Northern Santa Fe Corp	82,567
	244,795		Canadian National Railway Co	10,671
	846,818	*	Canadian National Railway Co (Canada)	36,481
	2,145,156		CSX Corp	70,297
	188,150		Firstgroup plc	957
	111,897		Florida East Coast Industries	4,325
	173,185	*	Genesee & Wyoming, Inc (Class A)	4,104
	384,017	*	Kansas City Southern Industries, Inc	5,952
	619		Keihin Electric Express Railway Co Ltd	4
	1,872,000		Kintetsu Corp	7,120
	1,073,428		Mayne Group Ltd	2,550
	298,000		Nippon Express Co Ltd	1,748
	2,352,276		Norfolk Southern Corp	62,382
	430,000		Tobu Railway Co Ltd	1,884
	1,328,706		Union Pacific Corp	78,992

			TOTAL RAILROAD TRANSPORTATION	464,199
REAL ESTATE - 0.23%
	1,354,000		Ascendas Real Estate Investment Trust	1,132
	30,365	e*	Avatar Holdings, Inc	1,263
	1,995,099		British Land Co plc	25,092
	97,328		Brookfield Properties Corp	2,774
	2,975,587		CapitaLand Ltd	2,367
	889,803		Catellus Development Corp	21,934
	90,350	*	CB Richard Ellis Group, Inc	1,726
	580,000		CFS Gandel Retail Trust	562
	2,313,707		Cheung Kong Holdings Ltd	17,057
	5,780	*	City Developments Ltd	10
	259,802		City Developments Ltd	814
	2,300		Cofinimmo	311
	4,800,539		Commonwealth Property Office Fund	3,846
	31,784		Consolidated-Tomoka Land Co	1,200
	28,910	b*	Crescent Operating, Inc	6
	654,000	*	Fadesa Inmobiliaria S.A.	9,548
	171,463		Forest City Enterprises, Inc (Class A)	9,088
	118,186		Gecina S.A.	9,289
	1,646,837		General Property Trust	4,004
	71,133		Great Portland Estates plc	333
	128,892		Hammerson plc	1,628
	6,801,000		Hang Lung Properties Ltd	8,763
	235,000		Harvey Norman Holdings Ltd	462
	1,021,118		Henderson Land Development Co Ltd	4,399
	1,875,000		Hopewell Holdings	3,774
	761,255		Hysan Development Co Ltd	1,132
	251,058	*	Jones Lang LaSalle, Inc	6,804

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	1,410,000		Kerry Properties Ltd	2,142
	10,421		Klepierre	713
	40,000		Leopalace21 Corp	748
	103,209		LNR Property Corp	5,599
	16,200		Metrovacesa S.A.	620
	49,369		MI Developments, Inc	1,347
	6	*	MI Developments, Inc W/I (Class A)	0
	2,072,534		Mirvac Group	6,208
	1,355,448	e	Mitsubishi Estate Co Ltd	16,820
	678,198		Mitsui Fudosan Co Ltd	8,130
	3,205,000		New World Development Co Ltd	2,363
	11,372	*	Orleans Homebuilders, Inc	219
	108,614		Sacyr Vallehermoso S.A.	1,487
	58,000		Singapore Land Ltd	149
	3,355,508		Sino Land Co Ltd	1,871
	212,968		Slough Estates plc	1,733
	317,807		St. Joe Co	12,617
	782,716	*	Stewart Enterprises, Inc (Class A)	6,371
	1,058,311		Stockland Trust Group	3,819
	1,789,429		Sun Hung Kai Properties Ltd	14,683
	36,798	*	Tarragon Realty Investors, Inc	543
	328,000		TOC Co Ltd	2,814
	159,000		Tokyu Land Corp	510
	190,902	*	Trammell Crow Co	2,692
	400	*	U-Cyber Technology Holdings Ltd	0
	19,953		Unibail	2,063
	14,492	*	United Capital Corp	247
	196,000		United Overseas Land Ltd	265
	330,805		Westfield Holdings Ltd	3,549
	1,000		YT Realty Group Ltd	0

			TOTAL REAL ESTATE	239,640

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.25%
	21,227		Adidas-Salomon AG.	2,534
	3,015	*	AEP Industries, Inc	33
	91,608	*	Applied Films Corp	2,658
	170,379		Aptargroup, Inc	7,444
	17,688		Bandag, Inc	788
	62,900		Bandag, Inc (Class A)	2,617
	2,325,631	e	Bridgestone Corp	43,693
	308,707		Continental AG.	14,888
	409,226		Cooper Tire & Rubber Co	9,412
	42,287	*	Deckers Outdoor Corp	1,247
	231,200		Fuji Seal, Inc	9,704
	1,155,461	e*	Goodyear Tire & Rubber Co	10,503
	161,015	*	Jarden Corp	5,795
	66,600		Michelin (C.G.D.E.) (B Shs)	3,683
	157,766		Myers Industries, Inc	2,225
	961,084		Nike, Inc (Class B)	72,802
	50,396		Nokian Renkaat Oyj	4,909
	6,496,195		Pirelli & C S.p.A.	6,710
	45,482		Quixote Corp	912
	243,555		Reebok International Ltd	8,763
	121,646	*	Ryanair Holdings plc	678
	224,895		Schulman (A.), Inc	4,833
	428,456	*	Sealed Air Corp	22,824
	116,697	*	Skechers U.S.A., Inc (Class A)	1,517
	143,479		Spartech Corp	3,722
	67,000		Toyoda Gosei Co Ltd	1,581
	46,156	e*	Trex Co, Inc	1,742
	325,944		Tupperware Corp	6,333
	113,261	*	Vans, Inc	2,328

			TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	256,878

SECURITY AND COMMODITY BROKERS - 1.64%
	367,951		3i Group plc	4,087
	883,219		A.G. Edwards, Inc	30,056
	414,531	e*	Affiliated Managers Group, Inc	20,880
	1,245,746	*	Ameritrade Holding Corp	14,139
	931,159		Amvescap plc	6,349
	100,000		Australian Stock Exchange Ltd	1,083
	502,040		Bear Stearns Cos, Inc	42,327
	9,496		BKF Capital Group, Inc	276
	100,611		Blackrock, Inc	6,422
	5,375,366		Charles Schwab Corp	51,657
	153,366	e	Chicago Mercantile Exchange	22,141
	762,941		Close Brothers Group plc	10,751
	1,935,877		Daiwa Securities Group, Inc	13,909
	559,924		Deutsche Boerse AG.	28,455
	3,679,015	*	E*Trade Financial Corp	41,021
	335,267		Eaton Vance Corp	12,811
	28,347		Euronext NV	790
	501,763		Federated Investors, Inc (Class B)	15,223
	54,690		First Albany Cos, Inc	549
	771,966		Franklin Resources, Inc	38,660
	41,842		Gabelli Asset Management, Inc (Class A)	1,778
	1,770,477		Goldman Sachs Group, Inc	166,708
	5,900	*	Greenhill & Co, Inc	123
	2,367,870		Hong Kong Exchanges & Clearing Ltd	4,857
	771,557	*	Instinet Group, Inc	4,074
	294,120	e*	Investment Technology Group, Inc	3,762
	341,979	e	Investors Financial Services Corp	14,903
	430,653		Itochu Corp	1,934
	1,974,775		Janus Capital Group, Inc	32,564
	347,759	e	Jefferies Group, Inc	10,753
	702,506	*	Knight Trading Group, Inc	7,039
	616,272	e*	LaBranche & Co, Inc	5,189
	479,714		Legg Mason, Inc	43,659
	2,474,304		Lehman Brothers Holdings, Inc	186,191
	930,378		Man Group plc	24,094
	1,972,734		Marubeni Corp	4,845
	5,491,770		Merrill Lynch & Co, Inc	296,446
	2,360,550	e	Mitsubishi Corp	22,932
	3,591,286	e	Mitsui & Co Ltd	26,890
	6,109,445		Morgan Stanley	322,395
	2,403,694		Nikko Cordial Corp	11,653
	3,767,502		Nomura Holdings, Inc	55,762
	123,702		Nuveen Investments, Inc	3,315
	60,776	*	OMHEX AB	728
	108,087	e*	Piper Jaffray Cos	4,889
	377,614		Raymond James Financial, Inc	9,988
	60,899		Sanders Morris Harris Group, Inc	898
	396,346		SEI Investments Co	11,510
	2,563,000		Singapore Exchange Ltd	2,500
	5,904	*	Stifel Financial Corp	161
	120,317		SWS Group, Inc	1,841
	624,448		T Rowe Price Group, Inc	31,472
	9,945		Value Line, Inc	353
	374,227		Waddell & Reed Financial, Inc (Class A)	8,274

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

			TOTAL SECURITY AND COMMODITY BROKERS	1,686,066

SOCIAL SERVICES - 0.01%
	95,137	*	Bright Horizons Family Solutions, Inc	5,100
	67,778	*	Res-Care, Inc	861

			TOTAL SOCIAL SERVICES	5,961

SPECIAL TRADE CONTRACTORS - 0.11%
	460,121	*	Bookham Technology plc (Spon ADR)	442
	74,030		Chemed Corp	3,590
	87,132	*	Comfort Systems U.S.A., Inc	557
	394,493	*	Dycom Industries, Inc	11,046
	12,127	e*	eAccess Ltd	77,242
	89,220	*	EMCOR Group, Inc	3,924
	261,689		Grafton Group plc	2,089
	261,217	*	Integrated Electrical Services, Inc	2,103
	35,579	*	John B. Sanfilippo & Son	951
	143,132		Kinden Corp	895
	14,246	*	Layne Christensen Co	236
	107,075	*	Matrix Service Co	980
	739,899	*	Quanta Services, Inc	4,602

			TOTAL SPECIAL TRADE CONTRACTORS	108,657

STONE, CLAY, AND GLASS PRODUCTS - 0.48%
	44,606		Ameron International Corp	1,522
	35,731		Anchor Glass Container Corp	483
	151,826		Apogee Enterprises, Inc	1,579
	874,088	e	Asahi Glass Co Ltd	9,092
	1,587,968		Boral Ltd	7,146
	230,500		BPB plc	1,709
	139,387	e*	Cabot Microelectronics Corp	4,267
	101,294		CARBO Ceramics, Inc	6,913
	92,800		Cimpor Cimentos de Portugal S.A.	452
	365,073		Compagnie de Saint-Gobain	18,197
	8,119,103	*	Corning, Inc	106,035
	1,450,655		CRH plc	30,710
	261,859		CRH plc (Ireland)	5,531
	401,567		CSR Ltd	621
	72,194	e	Eagle Materials, Inc	5,127
	48,640		Eagle Materials, Inc (Class B)	3,368
	196,409		Florida Rock Industries, Inc	8,283
	344,100		Hanson plc	2,367
	28,360	*	HeidelbergCement AG.	0
	382,690		Heidelberger Zement AG. (Germany)	19,066
	1,342,659		Holcim Ltd (Regd)	73,008
	404,280		Hoya Corp	42,312
	340,138		Italcementi S.p.A.	4,552
	217,639		James Hardie Industries NV	910
	367,902		Lafarge North America, Inc	15,930
	446,258		Lafarge S.A. (Br)	39,797
	83,153		Libbey, Inc	2,308
	6,253,028	e	Nippon Sheet Glass Co Ltd	24,757
	692,155	*	Owens-Illinois, Inc	11,601
	494,617		Pilkington plc	875
	832,260		Rinker Group Ltd	4,667
	123,800		RMC Group plc	1,363
	32,701		Sika AG.	17,990
	1,427,000	e	Sumitomo Osaka Cement Co Ltd	3,923
	1,583,363	e	Taiheiyo Cement Corp	3,947
	700		Toto Ltd	7
	43,066	*	U.S. Concrete, Inc	304
	243,051	b,e*	USG Corp	4,273
	130,470		Wienerberger AG.	4,541

			TOTAL STONE, CLAY, AND GLASS PRODUCTS	489,533

TOBACCO PRODUCTS - 0.88%
	128,900		Altadis S.A.	3,983
	14,953,582		Altria Group, Inc	748,427
	6,289		Japan Tobacco, Inc	48,876
	402,940		Loews Corp (Carolina Group)	9,892
	683,054		R.J. Reynolds Tobacco Holdings, Inc	46,168
	158,007		Universal Corp (Virginia)	8,049
	824,830		UST, Inc	29,694
	145,480	e	Vector Group Ltd	2,291

			TOTAL TOBACCO PRODUCTS	897,380

TRANSPORTATION BY AIR - 0.48%
	3,500	*	ABX Air, Inc	24
	603,914	*	Airtran Holdings, Inc	8,539
	149,466	*	Alaska Air Group, Inc	3,568
	2,641,000	e	All Nippon Airways Co Ltd	8,641
	207,460	e*	America West Holdings Corp (Class B)	1,884
	1,781,568	e*	AMR Corp	21,575
	2,619	e*	ATA Holdings Corp	14
	259,911	*	Atlantic Coast Airlines Holdings, Inc	1,492
	384,169		Auckland International Airport Ltd	1,644
	1,506,164		BAA plc	15,118
	3,796,975	*	British Airways plc	18,970
	436,800		Cathay Pacific Airways Ltd	823
	1,032,784	e*	Continental Airlines, Inc (Class B)	11,743
	1,253,760	e*	Delta Air Lines, Inc	8,927
	5,022,195	*	easyJet plc	14,527
	474,635	*	ExpressJet Holdings, Inc	5,762
	1,871,448		FedEx Corp	152,879
	4,900		Flughafen Wien AG.	283
	135,337	*	Forward Air Corp	5,062
	216,357	*	Frontier Airlines, Inc	2,354
	118,633	*	Gol Linhas Aereas Inteligentes S.A.	2,017
	2,875,329		Iberia Lineas Aereas de Espana	8,256
	325,766	e	Japan Airlines System Corp	1,042
	431,433	e*	JetBlue Airways Corp	12,676
	9,543		Kobenhavns Lufthavne As	1,390
	66,157	*	MAIR Holdings, Inc	540
	176,468	e*	Mesa Air Group, Inc	1,428
	142	*	Midwest Air Group, Inc	1
	2,604,373	*	Northwest Airlines Corp	28,961
	118,453	*	Offshore Logistics, Inc	3,331
	22,646	*	Petroleum Helicopters (Vote)	436
	172,917	*	Pinnacle Airlines Corp	1,954
	328,199		Qantas Airways Ltd	805
	7,028	*	Ryanair Holdings plc (Spon ADR)	230
	4,105,166		SABMiller plc	53,118
	63,936	*	SAS AB	488
	1,046,929		Singapore Airlines Ltd	6,808
	364,428		Skywest, Inc	6,345
	3,974,814		Southwest Airlines Co	66,658
	2,102,111		Swire Pacific Ltd (A Shs)	13,610
	96	*	Swissair Group	0
	6,700	b,e*	UAL Corp	9

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

			TOTAL TRANSPORTATION BY AIR	493,932

TRANSPORTATION EQUIPMENT - 3.23%
	195,601	*	AAR Corp	2,220
	80,960	*	Aftermarket Technology Corp	1,336
	301,000	e	Alpine Electronics, Inc	4,061
	320,941		American Axle & Manufacturing Holdings, Inc	11,669
	129,538		Arctic Cat, Inc	3,566
	375,729		ArvinMeritor, Inc	7,353
	497,179		Autoliv, Inc	20,981
	13,418,661		BAE Systems plc	53,354
	455,001		Bayerische Motoren Werke AG.	20,134
	210,650		BBA Group plc	1,041
	146,126	*	BE Aerospace, Inc	1,108
	5,062,193		Boeing Co	258,627
	46,524		Bombardier, Inc (Class A)	144
	161,758		Bombardier, Inc (Class B)	485
	461,632		Brunswick Corp	18,835
	157,585		Clarcor, Inc	7,217
	90,016		Coachmen Industries, Inc	1,439
	36,186		Cobham plc	917
	31,016		Curtiss-Wright Corp (Class B)	1,668
	799,540		DaimlerChrysler AG. (Regd)	37,354
	17,259		DaimlerChrysler AG. (U.S.)	812
	1,222,354		Dana Corp	23,958
	2,547,450		Delphi Corp	27,207
	1,393,487		Denso Corp	32,438
	28,706		DSV DE Sammenslut Vogn a/s	1,372
	42,493	*	Ducommun, Inc	909
	88,982	*	Dura Automotive Systems, Inc	814
	22,675	*	Fairchild Corp (Class A)	97
	299,089		Federal Signal Corp	5,566
	8,555,234	*	Fiat S.p.A.	71,612
	42,904,552		Finmeccanica S.p.A.	34,086
	325,370	e*	Fleetwood Enterprises, Inc	4,734
	10,384,555	e	Ford Motor Co	162,518
	195,437		GenCorp, Inc	2,617
	1,099,718		General Dynamics Corp	109,202
	2,470,668	e	General Motors Corp	115,108
	462,291		Gentex Corp	18,344
	1,114,861		Genuine Parts Co	44,238
	571,533		Goodrich Corp	18,478
	31,100	*	Greenbrier Cos, Inc	592
	1,709,395		Harley-Davidson, Inc	105,880
	123,874	*	Hayes Lemmerz International, Inc	1,870
	90,518	e	Heico Corp	1,652
	8,984		Heico Corp (Class A)	125
	704,424	e	Honda Motor Co Ltd	33,957
	4,473,552		Honeywell International, Inc	163,866
	71	e*	IMPCO Technologies, Inc	0
	178,812		Jardine Cycle & Carriage Ltd	664
	158,537		Kaman Corp (Class A)	2,218
	467,185		Kawasaki Heavy Industries Ltd	754
	5,792,900		Keppel Corp Ltd	23,710
	2,475,537		Lockheed Martin Corp	128,926
	332,919		Magna International, Inc (Class A)	28,215
	13	*	Magna International, Inc (Class A)	1
	469,780		MAN AG.	17,135
	56,782		Marine Products Corp	1,053
	2,102,000	e	Mazda Motor Corp	7,397
	230,000		Mitsui Engineering & Shipbuilding Co Ltd	403
	236,135		Monaco Coach Corp	6,652
	277,712	*	Navistar International Corp	10,764
	23,317,168		Nissan Motor Co Ltd	259,210
	30,459		Noble International Ltd	754
	2,454,244		Northrop Grumman Corp	131,793
	666		NWS Holdings Ltd	1
	266,434		Oshkosh Truck Corp	15,269
	1,258,880		Paccar, Inc	73,002
	1,649,971		Patrick Corp Ltd	6,138
	370,387		Peugeot Citroen S.A.	20,625
	254,954	e	Polaris Industries, Inc	12,238
	1,845,367		Renault S.A.	140,547
	669,483		Rolls-Royce Group plc	3,057
	201,000		SembCorp Marine Ltd	111
	32,192	*	Sequa Corp (Class A)	1,882
	101,778		Shimano, Inc	2,425
	2,462,184		Siemens AG.	177,071
	2,070,269		Smiths Group plc	28,027
	9,100		Spartan Motors, Inc	111
	151,607	e*	Sports Resorts International, Inc	576
	44,479		Standard Motor Products, Inc	655
	21,720	*	Strattec Security Corp	1,486
	139,297	e	Superior Industries International, Inc	4,659
	200,375	*	Teledyne Technologies, Inc	4,012
	263,340	*	Tenneco Automotive, Inc	3,484
	571,628		Textron, Inc	33,926
	25,846		Thales S.A.	946
	224,187		Thor Industries, Inc	7,501
	1,341,029		Tomkins plc	6,676
	932,473		Toyota Industries Corp	22,390
	4,118,606		Toyota Motor Corp	166,835
	222,417		Trinity Industries, Inc	7,071
	88,536	*	Triumph Group, Inc	2,827
	128,663	*	TRW Automotive Holdings Corp	2,425
	224,915	*	United Defense Industries, Inc	7,872
	4,695,854		United Technologies Corp	429,577
	186,155		Valeo S.A.	7,757
	882,437		Visteon Corp	10,298
	104,700		Volkswagen AG.	4,423
	90,382		Volvo AB	3,030
	332,711		Volvo AB (B Shs)	11,572
	194,805	e*	Wabash National Corp	5,367
	264,037		Wabtec Corp	4,763
	155,442		Winnebago Industries, Inc	5,795
	1,457,000		Yamaha Motor Co Ltd	22,687

			TOTAL TRANSPORTATION EQUIPMENT	3,314,324

TRANSPORTATION SERVICES - 0.11%
	798,799		Amadeus Global Travel Distribution S.A. (A Shs)	5,238
	41,298		Ambassadors Group, Inc	971
	12,800		Ambassadors International, Inc	164
	88,000		Arriva plc	658
	599,283		C.H. Robinson Worldwide, Inc	27,471
	250,842	*	EGL, Inc	6,672
	542,188		Expeditors International Of Washington, Inc	26,790
	315,595		GATX Corp	8,584
	48,816	*	HUB Group, Inc	1,665
	4,194		Kuoni Reisen Holding (Regd)	1,805

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES				Value(000)

	62,500		National Express Group plc	764
	78,334	e*	Navigant International, Inc	1,394
	1,136	*	New World TMT Ltd	0
	91,120	e*	Orbitz, Inc (Class A)	1,970
	200,509	*	Pacer International, Inc	3,709
	202,134	*	RailAmerica, Inc	2,951
	716,711		Sabre Holdings Corp	19,860
	770,513		Toll Holdings Ltd	5,754

			TOTAL TRANSPORTATION SERVICES	116,420

TRUCKING AND WAREHOUSING - 0.39%
	136,043		Arkansas Best Corp	4,479
	315,038		CNF, Inc	13,093
	47,152	*	Covenant Transport, Inc (Class A)	806
	243,739		Heartland Express, Inc	6,669
	272,594		Hunt (J.B.) Transport Services, Inc	10,517
	196,860	*	Landstar System, Inc	10,408
	15,039	*	Marten Transport Ltd	280
	104,000		Mitsubishi Logistics Corp	986
	104,012	*	Old Dominion Freight Line	3,066
	107,896		Overnite Corp	3,172
	35,060	*	P.A.M. Transportation Services	670
	23,048	*	Quality Distribution, Inc	254
	89,875	*	SCS Transportation, Inc	2,372
	1,338,000		Seino Transportation Co Ltd	13,820
	157,000		Singapore Post Ltd	80
	88,471	*	Sirva, Inc	2,035
	1,236,000	e	Sumitomo Warehouse Co Ltd	5,233
	510,607	*	Swift Transportation Co, Inc	9,165
	470,243		TPG NV	10,744
	37,254	*	U.S. Xpress Enterprises, Inc (Class A)	586
	3,334,687		United Parcel Service, Inc (Class B)	250,668
	169,398		USF Corp	5,951
	231,313		Werner Enterprises, Inc	4,881
	1,569,893		Yamato Transport Co Ltd	25,624
	266,795	e*	Yellow Roadway Corp	10,634

			TOTAL TRUCKING AND WAREHOUSING	396,193

WATER TRANSPORTATION - 0.12%
	2,840		A.P. Moller-Maersk a/s	19,524
	260,670		Alexander & Baldwin, Inc	8,719
	153,700		Associated British Ports Holdings plc	1,127
	78,650		Carnival plc	3,820
	55,914		Compagnie Maritime Belge S.A.	6,786
	714,614		CP Ships Ltd	12,605
	116,339		Exel plc	1,618
	85,374	*	Gulfmark Offshore, Inc	1,347
	512,032		Kamigumi Co Ltd	3,721
	485,025	e	Kawasaki Kisen Kaisha Ltd	2,449
	127,455	*	Kirby Corp	4,958
	16,680		Maritrans, Inc	251
	2,103,526		Mitsui OSK Lines Ltd	11,066
	2,417,837		Neptune Orient Lines Ltd	3,313
	718,826	e	Nippon Yusen Kabushiki Kaisha	3,314
	149,741		Overseas Shipholding Group, Inc	6,608
	344,450		Peninsular & Oriental Steam Navigation Co	1,374
	569,100		Royal Caribbean Cruises Ltd	24,705
	58,822	*	Seabulk International, Inc	485
	14,100		Uponor Oyj	464

			TOTAL WATER TRANSPORTATION	118,254

WHOLESALE TRADE-DURABLE GOODS - 1.39%
	45,229	*	1-800 Contacts, Inc	671
	95,973	e	Action Performance Cos, Inc	1,446
	205,518		AGFA Gevaert NV	5,098
	180,933		Agilysys, Inc	2,495
	90,128	*	Alliance Imaging, Inc	412
	264,032		Anixter International, Inc	8,985
	122,000	e	Anritsu Corp	798
	481,572	*	Apogent Technologies, Inc	15,410
	107,635		Applied Industrial Technologies, Inc	3,242
	1,002,358	*	Arrow Electronics, Inc	26,883
	102,550	*	Audiovox Corp (Class A)	1,731
	181,495	*	Aviall, Inc	3,450
	583,035	*	Avnet, Inc	13,235
	75,502		Barnes Group, Inc	2,188
	153,218		Beru AG.	11,744
	123,920	*	BioVeris Corp	1,031
	314,640		BorgWarner, Inc	13,772
	80,060	*	Boyds Collection Ltd	266
	85,579	*	Brightpoint, Inc	1,177
	229,313		Carlisle Cos, Inc	14,275
	8,999	*	Castle (A.M.) & Co	97
	328,515		CDW Corp	20,946
	171,731		Commercial Metals Co	5,573
	139,766	*	Compucom Systems, Inc	635
	10,725	*	Compx International, Inc	161
	76,500	*	Department 56, Inc	1,178
	93,270	*	Digi International, Inc	1,000
	8		Finning International, Inc	0
	2,723,070		Fuji Electric Co Ltd	7,362
	51,651		Fujisawa Pharmaceutical Co Ltd	1,224
	130,032	*	Global Imaging Systems, Inc	4,767
	150,109		Handleman Co	3,477
	185,018		Hughes Supply, Inc	10,903
	826,501		IKON Office Solutions, Inc	9,480
	106,455	*	Imagistics International, Inc	3,769
	551,562	*	Ingram Micro, Inc (Class A)	7,981
	292,192	*	Insight Enterprises, Inc	5,189
	60,503	*	Insurance Auto Auctions, Inc	1,029
	27,241	*	INTAC International	335
	18,392,907		Johnson & Johnson	1,024,485
	70,337	*	Keystone Automotive Industries, Inc	1,962
	146,871		Kingspan Group plc	876
	153,015	*	Knight Transportation, Inc	4,396
	108,000		Kuroda Electric Co Ltd	4,652
	29,870		Lawson Products, Inc	1,140
	37,920	*	LKQ Corp	703
	297,251	e	Martin Marietta Materials, Inc	13,177
	49,455	b,e*	MCSi, Inc	0
	42,977	*	Merge Technologies, Inc	629
	90,333	*	Microtek Medical Holdings, Inc	463
	815,200		Mitsumi Electric Co Ltd	9,428
	96,003	*	Navarre Corp	1,381
	2,964		Noland Co	129
	60,000	e	Noritsu Koki Co Ltd	1,457
	7,100	*	Nu Horizons Electronics Corp	64
	861,000		Orient Overseas International Ltd	2,544
	225,871		Owens & Minor, Inc	5,850

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES						Value(000)

	355,953	*	Patterson Dental Co			27,227
	343,349		Pep Boys-Manny Moe & Jack			8,704
	59,140		Pomeroy IT Solutions, Inc			705
	428,986	*	PSS World Medical, Inc			4,805
	166,239		Reliance Steel & Aluminum Co			6,703
	741,748	*	Safeguard Scientifics, Inc			1,706
	73,227	*	Scansource, Inc			4,351
	209,080		SCP Pool Corp			9,409
	874,000		SembCorp Logistics Ltd			934
	88,400		SSL International plc			447
	117,145	*	TBC Corp			2,788
	260,988	*	Tech Data Corp			10,212
	1,452,742		Techtronic Industries Co			2,319
	753,944		Terumo Corp			18,898
	6,626	*	Timco Aviation Services, Inc			2
	21,169	*	Timco Aviation Services, Inc Wts 02/27/07			0
	497,462		W.W. Grainger, Inc			28,604
	175,832		Watsco, Inc			4,936
	107,630	*	WESCO International, Inc			1,980
	255,302	*	Zoran Corp			4,685

			TOTAL WHOLESALE TRADE-DURABLE GOODS			1,426,166

WHOLESALE TRADE-NONDURABLE GOODS - 0.93%
	262,106		Acuity Brands, Inc			7,077
	92,207	e	Advanced Marketing Services, Inc			1,190
	428,398		Airgas, Inc			10,243
	2,036,415		Alliance Unichem plc			24,097
	240,132	*	Allscripts Healthcare Solutions, Inc			1,883
	18,000		Altana AG.			1,083
	761,154		AmerisourceBergen Corp			45,502
	6,254		Bridgford Foods Corp			53
	2,896,055		British American Tobacco plc			44,878
	394,125		Brown-Forman Corp (Class B)			19,024
	2,689,838		Cardinal Health, Inc			188,423
	635,216		Celesio AG.			37,946
	72,254	e*	Central European Distribution Corp			1,872
	212,991	*	Chiquita Brands International, Inc			4,456
	546,000		Ciba Specialty Chemicals AG. (Regd)			39,324
	68,348		D&K Healthcare Resources, Inc			820
	256,676		DIMON, Inc			1,468
	321,334	*	Endo Pharmaceuticals Holdings, Inc			7,535
	266,802		Fyffes plc			558
	104,526		Getty Realty Corp			2,630
	24,877	*	Green Mountain Coffee, Inc			462
	57,269		H. Lundbeck a/s			1,247
	143,214	*	Hain Celestial Group, Inc			2,592
	238,767	*	Henry Schein, Inc			15,076
	2,325,868		Imperial Tobacco Group plc			50,109
	206,471		Inchcape plc			6,564
	100,000		Inditex S.A.			2,295
	677,215	*	Kanebo Ltd			627
	44,096		Kenneth Cole Productions, Inc (Class A)			1,511
	681,300		Kokuyo Co Ltd			8,592
	1,852,019		Li & Fung Ltd			2,707
	202,687		Loblaw Cos Ltd			9,237
	20,835	*	Maui Land & Pineapple Co			708
	2,530,090		McKesson Corp			86,858
	305,350	*	Men's Wearhouse, Inc			8,058
	74,219	*	Metals USA, Inc			1,327
	98,998		Nash Finch Co			2,478
	333,185		Nu Skin Enterprises, Inc (Class A)			8,436
	21,165	*	Nuco2, Inc			417
	111,237	*	Oriflame Cosmetics S.A. (SDR)			3,972
	728,900		PaperlinX Ltd			2,463
	239,598	*	Performance Food Group Co			6,359
	426,821		Perrigo Co			8,097
	22,647	*	Perry Ellis International, Inc			572
	127,636	*	Plains Resources, Inc			2,163
	92,414	f*	Priority Healthcare Corp (Class A)			2,121
	118,016	*	Priority Healthcare Corp (Class B)			2,708
	162,011		Russell Corp			2,910
	111,713	e*	School Specialty, Inc			4,056
	77,136	*	Smart & Final, Inc			927
	70,054		Standard Commercial Corp			1,264
	352,153		Stride Rite Corp			3,884
	712,622		Supervalu, Inc			21,813
	437,380		Swedish Match AB			4,471
	3,726,661		Sysco Corp			133,675
	187,674	*	Tractor Supply Co			7,849
	1,259,225		Unilever NV (Cert)			85,947
	240,984	*	United Natural Foods, Inc			6,967
	200,103	*	United Stationers, Inc			7,948
	146,064		Valhi, Inc			1,661
	400		Weston (George) Ltd			28

			TOTAL WHOLESALE TRADE-NONDURABLE GOODS			961,218

			TOTAL COMMON STOCKS
			(Cost $82,496,270)			102,082,342

SHORT TERM INVESTMENTS - 3.26%
CERTIFICATES OF DEPOSIT - 0.11%
	10,000,000		ABN Amro Bank N.V.	1.170	07/16/04	9,999
	22,500,000	*	ABN Amro Bank NV (Chicago)	1.450	11/17/04	22,471
	10,000,000		Credit Agricole	1.420	04/05/05	9,920
	17,500,000		Royal Bank of Canada	1.480	11/22/04	17,479
	50,000,000		Wells Fargo	1.060	07/02/04	50,000

			TOTAL CERTIFICATES OF DEPOSIT			109,869

COMMERCIAL PAPER - 0.63%
	30,000,000		ABN Amro Bank NV	1.060	09/20/04	29,897
	6,000,000		Aluminum Co of America	1.500	07/01/04	6,000
	14,700,000		American Express Credit Corp	1.060	07/08/04	14,696
	30,000,000		Asset Securitization Cooperative Corp	1.180	07/07/04	29,993
	17,000,000		Asset Securitization Cooperative Corp	1.230	07/13/04	16,992
	47,970,000		Asset Securitization Cooperative Corp	1.230	07/19/04	47,938
	20,000,000	*	Beta Finance, Inc	1.305	08/18/04	19,997
	13,500,000		CC (USA), Inc	1.060	07/15/04	13,493
	17,200,000		Caterpillar Financial Services Corp	1.280	07/06/04	17,196
	50,000,000		Edison Asset Securitization, LLC	1.130	10/05/04	49,783
	39,000,000		General Electric Capital Corp	1.050	07/09/04	38,988
	10,500,000		Greyhawk Funding LLC	1.090	07/06/04	10,498
	16,000,000		Greyhawk Funding LLC	1.090	07/19/04	15,989
	30,000,000		Pfizer, Inc	1.090	07/26/04	29,972
	43,080,000		Pfizer, Inc	1.290	08/20/04	42,995
	50,000,000		Preferred Receivables Funding Corp	1.230	07/16/04	49,972
	16,000,000		Private Export Funding Corporation	1.060	08/26/04	15,965
	50,000,000		Proctor & Gamble	1.250	07/29/04	49,949
	50,000,000		Receivables Capital Corp	1.240	07/20/04	49,965

College Retirement Equities Fund - Stock Account

PRINCIPAL/SHARES								Value(000)

	14,374,000		Receivables Capital Corp			1.590	12/01/04	14,264
	50,000,000		Sigma Finance, Inc			1.210	10/18/04	49,754
	30,000,000		Sigma Finance, Inc			1.280	10/21/04	29,848

			TOTAL COMMERCIAL PAPER					644,144

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.50%
			Federal Home Loan Bank (FHLB)
	125,000,000					1.050	07/07/04	124,971
	25,400,000					1.055	07/23/04	25,380
	11,224,000					1.060	07/30/04	11,212
	9,000,000					1.250	08/03/04	8,989
	20,040,000					1.210	08/04/04	20,015
			Federal Home Loan Mortgage Corp (FHLMC)
	96,000,000					1.040	07/06/04	95,981
	16,657,000					1.020	07/19/04	16,646
	49,000,000					1.165	07/20/04	48,966
	181,000,000					1.170	07/27/04	180,829
	16,500,000					1.160	07/28/04	16,484
	16,000,000					1.055	08/03/04	15,981
	98,700,000					1.055	08/12/04	98,548
	62,100,000					1.070	08/16/04	61,991
	61,100,000					1.260	08/19/04	60,986
	50,000,000					1.230	08/23/04	49,900
	65,000,000					1.020	08/31/04	64,850
	11,800,000					1.090	09/15/04	11,762
	27,900,000					1.100	09/22/04	27,803
	37,500,000					1.170	10/12/04	37,327
	24,750,000					1.040	10/18/04	24,629
	25,000,000					1.155	10/19/04	24,877
	50,000,000					1.220	10/26/04	49,738
	29,000,000					1.050	11/15/04	28,811
	22,270,000					1.180	12/13/04	22,085
	10,803,000					1.270	12/27/04	10,706
	130,688,000					1.210	12/30/04	129,439
			Federal National Mortgage Association (FNMA)
	22,500,000					1.000	07/01/04	22,499
	56,800,000					1.050	07/06/04	56,789
	89,100,000					1.040	07/07/04	89,079
	50,000,000					1.220	07/12/04	49,979
	28,700,000					1.065	07/14/04	28,686
	276,400,000					1.030	07/21/04	276,197
	5,000,000					1.080	08/04/04	4,994
	194,450,000					1.060	08/18/04	194,095
	25,000,000					1.205	08/20/04	24,953
	45,700,000					1.180	08/25/04	45,605
	20,100,000					1.070	09/01/04	20,053
	104,800,000					1.430	09/22/04	104,436
	100,800,000					1.060	09/29/04	100,392
	50,000,000					1.080	10/06/04	49,782
	50,000,000					1.090	10/12/04	49,769
	32,090,000					1.210	10/13/04	31,940
	50,000,000					1.200	11/08/04	49,691
	100,000,000					1.310	12/30/04	99,044

			TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES					2,566,889
VARIABLE NOTE - 0.02%
	20,000,000		Sigma Finance, Inc			1.175	03/10/05	19,996

			TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES					19,996

			TOTAL SHORT TERM INVESTMENTS
			(Cost $3,287,865)					3,340,898

			TOTAL PORTFOLIO	102.88%				105,520,435
			(Cost $85,896,681)
			OTHER ASSETS & LIABILITIES, NET	(2.88)%				(2,951,718)

			NET ASSETS	100.00%				$102,568,717

		*	Non-income producing
		a	Affiliated holding
		b	In bankcruptcy
		e	All or a portion of these securities are out on loan.
		f

Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets.
At June 30, 2004, the value of these securities amounted to $147,236,025 or 0.14% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.  Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

			Additional information on each restricted security is as follows:

			SECURITY	ACQUISTION DATE	ACQUISITION COST

			Baring Vostok LP	02/12/01	15,018,714
			BB Bioventures LP	03/24/98	12,782,601
			Belo (A.H.) Corp Series B	05/23/88	1,900,588
			Clair's Stores, Inc (Class A)	12/07/92	411,235
			Dow Jones & Co, Inc (Class B)	07/31/86	6,128,067
			Genesoft Series C Financing	06/20/00	7,000,000
			Genesoft Series D Financing	08/09/01	2,000,000
			Imperial Credit Industries Wts	12/27/01	0
			International Hydron (Liquidating Trust)	11/13/97	0
			Lee Enterprises, Inc (Class B)	03/31/86	60,768
			MPM Bioventures II-QP, LP	02/28/00	17,821,389
			National Health Investors, Inc	01/10/01	173,000
			Priority Healthcare Corp (Class A)	01/04/99	840,339
			Promet BHD	12/31/01	6,669
			Skyline Ventures Partners Qualified II, LP	02/15/00	3,375,003
			Skyline Ventures Partners Qualified III, LP	09/07/01	430,000
			Theravance Series C	01/25/99	7,999,996
			Theravance Series D	08/31/00	4,000,005
			Wiltel Communication Group Csr	12/04/03	0
			Wrigley (Wm) Jr Co (Class B)	04/30/86	1,873,333

					$81,821,707

College Retirement Equities Fund - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES - STOCK ACCOUNT
JANUARY 1, 2004 - JUNE 30, 2004 (Unaudited)

	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	December 31, 2003	COST	PROCEEDS	GAIN(LOSS)	INCOME	June 30, 2004	June 30, 2004

Baring Vostok LP	$16,957,752	$1,386,467	—	—	—	14,357,073	$18,636,916
Max Re Capital Ltd	51,922,906	—	—	—	$138,831	2,313,855	45,073,895

	$68,880,658	$1,386,467	—	—	$138,831		$63,710,811

College Retirement Equities Fund - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT  OF  INVESTMENTS (Unaudited)
Growth Account
June 30, 2004

SHARES/PRINCIPAL			VALUE (000)

PREFERRED STOCKS - 0.00%
PRIMARY METAL INDUSTRIES - 0.00%
13,200	*	Superior Trust I	0

		TOTAL PRIMARY METAL INDUSTRIES	0

		TOTAL PREFERRED STOCKS	0

		(Cost $10)
COMMON STOCKS - 99.67%
APPAREL AND ACCESSORY STORES - 1.05%
4,884,290	e	Gap, Inc	118,444

		TOTAL APPAREL AND ACCESSORY STORES	118,444

APPAREL AND OTHER TEXTILE PRODUCTS - 0.58%
1,916,803		Polo Ralph Lauren Corp	66,034
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	66,034
BUILDING MATERIALS AND GARDEN SUPPLIES - 1.66%
3,580,874	e	Lowe’s Cos	188,175
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	188,175
BUSINESS SERVICES - 10.31%
459,897		Adobe Systems, Inc	21,385
1,500,349		Automatic Data Processing, Inc	62,835
1,384,925	e*	DST Systems, Inc	66,601
479,298	e	Equifax, Inc	11,863
3,038	*	InterActiveCorp Wts 02/04/09	105
1,765,309	e*	Intuit, Inc	68,106
1,399,442	e	Manpower, Inc	71,050
11,797,222		Microsoft Corp	336,929
10,229,722	e*	Oracle Corp	122,041
31,572	*	ProcureNet, Inc	5
3,882,946	e	SAP AG. (Spon ADR)	162,346
8,027	e*	SoftBrands, Inc	10
2,631,139	e*	Symantec Corp	115,191
628,802	*	Westwood One, Inc	14,965
3,164,140	e*	Yahoo!, Inc	114,953

		TOTAL BUSINESS SERVICES	1,168,385

CHEMICALS AND ALLIED PRODUCTS - 19.23%
133,234	e	Abbott Laboratories	5,431
1,506,741	*	Amgen, Inc	82,223
1,776,802	e*	Amylin Pharmaceuticals, Inc	40,511
1,509,938	e	Avon Products, Inc	69,669
1,609,221	e*	Biogen Idec, Inc	101,783
318,191		Colgate-Palmolive Co	18,598
2,515,161	e*	Forest Laboratories, Inc	142,434
1,922,186	*	Genentech, Inc	108,027
2,118,546	e*	Gilead Sciences, Inc	141,943
1,084,174		Gillette Co	45,969
3,388,957	e*	IVAX Corp	81,301
2,938,103	e	Lilly (Eli) & Co	205,403
2,661,923	e	Mylan Laboratories, Inc	53,904
16,965,514	e	Pfizer, Inc	581,578
8,323,363	e	Procter & Gamble Co	453,124
1,314,953		Wyeth	47,549

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,179,447

COMMUNICATIONS - 0.44%
30,950	e*	Comcast Corp (Special Class A)	855
426,899	*	Entercom Communications Corp	15,923
403,034	e*	InterActiveCorp	12,147
104,729	*	Level 3 Communications, Inc	372
771,200	e*	Nextel Communications, Inc (Class A)	20,560
15,200	b*	U.S. Wireless Corp	0
874	*	Vast Solutions, Inc (Class B1)	0
874	*	Vast Solutions, Inc (Class B2)	0
874	*	Vast Solutions, Inc (Class B3)	0

		TOTAL COMMUNICATIONS	49,857

DEPOSITORY INSTITUTIONS - 1.41%
1,785,358		Citigroup, Inc	83,019
193,791		Fifth Third Bancorp	10,422
2,261,409	e	Mellon Financial Corp	66,327

		TOTAL DEPOSITORY INSTITUTIONS	159,768

EATING AND DRINKING PLACES - 0.40%
1,328,024	e*	Brinker International, Inc	45,312

		TOTAL EATING AND DRINKING PLACES	45,312

EDUCATIONAL SERVICES - 1.10%
1,409,267	e*	Apollo Group, Inc (Class A)	124,424

College Retirement Equities Fund - Growth Account

SHARES/PRINCIPAL			VALUE (000)

		TOTAL EDUCATIONAL SERVICES	124,424

ELECTRIC, GAS, AND SANITARY SERVICES - 0.20%
749,177		Waste Management, Inc	22,962

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	22,962

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 11.03%
2,080,551	e*	Altera Corp	46,230
193,301		General Electric Co	6,263
11,030,164	e	Intel Corp	304,433
2,251,288	*	Marvell Technology Group Ltd	60,109
2,316,311	e	Maxim Integrated Products, Inc	121,421
706,599	e	Maytag Corp	17,319
10,968,905	e	Motorola, Inc	200,183
2,770,248	e*	Novellus Systems, Inc	87,097
3,195,793	e	Qualcomm, Inc	233,229
20,838,833	e	Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	173,171

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,249,455

ENGINEERING AND MANAGEMENT SERVICES - 2.54%
5,056,641	*	Accenture Ltd (Class A)	138,956
961,805	*	BearingPoint, Inc	8,531
3,653,491	e	Monsanto Co	140,659

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	288,146

FABRICATED METAL PRODUCTS - 0.12%
142,511		Illinois Tool Works, Inc	13,665

		TOTAL FABRICATED METAL PRODUCTS	13,665

FOOD AND KINDRED PRODUCTS - 4.02%
849,701		Anheuser-Busch Cos, Inc	45,884
749,898	e	Campbell Soup Co	20,157
1,502,009	e	Coca-Cola Co	75,821
1,623,614	e*	Constellation Brands, Inc (Class A)	60,285
4,705,581	e	PepsiCo, Inc	253,537

		TOTAL FOOD AND KINDRED PRODUCTS	455,684

FURNITURE AND FIXTURES - 0.07%
138,800		Hillenbrand Industries, Inc	8,390

		TOTAL FURNITURE AND FIXTURES	8,390

FURNITURE AND HOMEFURNISHINGS STORES - 0.46%
1,365,246	e*	Bed Bath & Beyond, Inc	52,494

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	52,494

GENERAL MERCHANDISE STORES - 3.78%
472,003	e*	Big Lots, Inc	6,825
235,962	e*	Dollar Tree Stores, Inc	6,472
424,769		Family Dollar Stores, Inc	12,921
1,104,839	*	Kohl’s Corp	46,713
3,589,976	e	Target Corp	152,466
3,837,757		Wal-Mart Stores, Inc	202,480

		TOTAL GENERAL MERCHANDISE STORES	427,877

HEALTH SERVICES - 2.01%
1,743,538	e*	Express Scripts, Inc	138,141
3,999,171	e	Health Management Associates, Inc (Class A)	89,661

		TOTAL HEALTH SERVICES	227,802

HOTELS AND OTHER LODGING PLACES - 1.22%
3,078,140	e	Starwood Hotels & Resorts Worldwide, Inc	138,055

		TOTAL HOTELS AND OTHER LODGING PLACES	138,055

INDUSTRIAL MACHINERY AND EQUIPMENT - 10.55%
2,325,076	e	3M Co	209,280
1,069,449		Baker Hughes, Inc	40,265
88,028		Caterpillar, Inc	6,993
17,977,142	e*	Cisco Systems, Inc	426,058
151,618	e*	Cooper Cameron Corp	7,384
8,288,511	*	Dell, Inc	296,894
2,193,729	*	EMC Corp	25,009
689,303		International Business Machines Corp	60,762
1,707,008	e	International Game Technology	65,891
2,638,441	e*	Network Appliance, Inc	56,806

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,195,342

INSTRUMENTS AND RELATED PRODUCTS - 6.43%
200	*	Baxter International, Inc (Contingent Value Rts)	0
1,186,197	e	Biomet, Inc	52,715
511,946	e*	Boston Scientific Corp	21,911
1,936,516		Guidant Corp	108,213
4,896,325	e	Medtronic, Inc	238,549
2,284,235	e*	St. Jude Medical, Inc	172,802
1,524,566	e*	Zimmer Holdings, Inc	134,467
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	728,657
INSURANCE AGENTS, BROKERS AND SERVICE - 0.60%
1,500,983	e	Marsh & McLennan Cos, Inc	68,115

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	68,115

INSURANCE CARRIERS - 1.98%

College Retirement Equities Fund - Growth Account

SHARES/PRINCIPAL					VALUE (000)

636,907	e	Aetna, Inc			54,137
1,556,736	e	American International Group, Inc			110,964
664,245	e*	Anthem, Inc			59,486

		TOTAL INSURANCE CARRIERS			224,587

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
1,272,828	e	Mattel, Inc			23,229

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			23,229

MISCELLANEOUS RETAIL - 2.45%
3,179,456	e	Staples, Inc			93,190
2,007,683	e*	eBay, Inc			184,606

		TOTAL MISCELLANEOUS RETAIL			277,796

MOTION PICTURES - 1.26%
8,111,031	e*	Time Warner, Inc			142,592

		TOTAL MOTION PICTURES			142,592

NONDEPOSITORY INSTITUTIONS - 6.33%
5,529,951		American Express Co			284,129
3,949,351	e	Fannie Mae			281,826
346,477		Freddie Mac			21,932
4,999,718		MBNA Corp			128,943

		TOTAL NONDEPOSITORY INSTITUTIONS			716,830

OIL AND GAS EXTRACTION - 0.35%
2,971	*	Magnum Hunter Resources, Inc Wts 03/21/05			1
312,799	e	Pogo Producing Co			15,452
830,637		Tidewater, Inc			24,753

		TOTAL OIL AND GAS EXTRACTION			40,206

PERSONAL SERVICES - 0.22%
638,100	e*	Weight Watchers International, Inc			24,975

		TOTAL PERSONAL SERVICES			24,975

PRINTING AND PUBLISHING - 0.95%
3,275,534	e	News Corp Ltd (Spon ADR)			107,700

		TOTAL PRINTING AND PUBLISHING			107,700

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.00%
2,800	b*	Uniroyal Technology Corp			0

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUC			0

SECURITY AND COMMODITY BROKERS - 1.06%
1,276,865		Goldman Sachs Group, Inc			120,230

		TOTAL SECURITY AND COMMODITY BROKERS			120,230

TRANSPORTATION BY AIR - 0.21%
1,419,289		Southwest Airlines Co			23,801

		TOTAL TRANSPORTATION BY AIR			23,801

TRANSPORTATION EQUIPMENT - 1.98%
385,900		General Dynamics Corp			38,320
2,038,239	e	United Technologies Corp			186,458

		TOTAL TRANSPORTATION EQUIPMENT			224,778

TRUCKING AND WAREHOUSING - 0.47%
697,892	e	United Parcel Service, Inc (Class B)			52,461

		TOTAL TRUCKING AND WAREHOUSING			52,461

WATER TRANSPORTATION - 0.62%
1,614,276		Royal Caribbean Cruises Ltd			70,076

		TOTAL WATER TRANSPORTATION			70,076

WHOLESALE TRADE-DURABLE GOODS - 2.25%
4,563,507	e	Johnson & Johnson			254,187
151	*	Timco Aviation Services, Inc			0
482	*	Timco Aviation Services, Inc Wts			0

		TOTAL WHOLESALE TRADE-DURABLE GOODS			254,187

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
389,343	e	Sysco Corp			13,966

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			13,966

		TOTAL COMMON STOCKS
		(Cost $10,543,817)			11,293,904

SHORT TERM INVESTMENTS- 3.68%
CHEMICALS AND ALLIED PRODUCTS - 0.09%
10,000,000		Proctor & Gamble	1.190	07/22/04	9,992

		TOTAL CHEMICALS AND ALLIED PRODUCTS			9,992

COMMERCIAL PAPER - 0.11%
13,200,000		Govco Incorporated	1.350	09/07/04	13,163

		TOTAL COMMERCIAL PAPER			13,163

DEPOSITORY INSTITUTIONS - 0.53%

College Retirement Equities Fund - Growth Account

SHARES/PRINCIPAL						VALUE (000)

60,000,000		Federal Home Loan Bank Discount Notes		1.000	07/01/04	59,998

		TOTAL DEPOSITORY INSTITUTIONS				59,998

NONDEPOSITORY INSTITUTIONS - 2.05%
17,600,000	e	American Express Credit Corp		1.060	07/08/04	17,595
17,000,000		Asset Securitization Cooperative Corp		1.230	07/13/04	16,992
23,000,000		Freddie Mac Discount Notes		1.200	07/01/04	22,999
22,100,000		Fannie Mae Discount Notes		1.130	07/13/04	22,090
20,500,000		Fannie Mae Discount Notes		1.130	07/16/04	20,489
113,800,000		Fannie Mae Discount Notes		1.220	07/12/04	113,753
17,000,000		Greyhawk Funding LLC		1.550	07/01/04	16,999
1,480,000		Yorktown Capital, LLC		1.100	07/16/04	1,479

		TOTAL NONDEPOSITORY INSTITUTIONS				232,396

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.90%
$ 57,900,000		Federal Home Loan Bank Discount Notes		1.030	07/09/04	57,882
578,000		Freddie Mac Discount Notes		1.050	07/13/04	578
43,300,000		Fannie Mae Discount Notes		1.000	07/01/04	43,299

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				101,759

		TOTAL SHORT TERM INVESTMENTS
		(Cost $417,328)				417,308

		TOTAL PORTFOLIO
		(Cost $10,961,155)	103.35%			11,711,212
		OTHER ASSETS & LIABILITIES, NET
			(3.35)%			(379,893)

		NET ASSETS	100.00%			$ 11,331,319

b	In bankruptcy
e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.  Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND
Global Equities Account
Summary by Country
June 30, 2004

	VALUE (000)%

DOMESTIC:
UNITED STATES	$4,901,254	52.63%

TOTAL DOMESTIC	4,901,254	52.63

FOREIGN:
AUSTRALIA	185,535	1.99
AUSTRIA	99	0.00
BELGIUM	4,189	0.04
BERMUDA	64	0.00
CANADA	236,129	2.54
CHINA	7,943	0.09
DENMARK	9,369	0.10
FINLAND	31,887	0.34
FRANCE	345,837	3.71
GERMANY	306,569	3.29
GREECE	28,689	0.31
HONG KONG	51,125	0.55
IRELAND	43,869	0.47
ITALY	132,267	1.42
JAPAN	907,332	9.74
NETHERLANDS	156,294	1.68
NEW ZEALAND	3,728	0.04
NORWAY	5,097	0.06
PORTUGAL	4,649	0.05
SINGAPORE	19,741	0.21
SPAIN	50,374	0.54
SWEDEN	60,425	0.65
SWITZERLAND	482,958	5.19
TAIWAN	8,852	0.10
UNITED KINGDOM	903,610	9.70

TOTAL FOREIGN	3,986,631	42.81
SHORT TERM INVESTMENTS	424,731	4.56

TOTAL PORTFOLIO	$9,312,616	100.00%

College Retirement Equities Fund - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
 STATEMENT OF INVESTMENTS (Unaudited)
Global Equities Account
 June 30, 2004

PRINCIPAL			VALUE (000)

BONDS - 0.00%
CORPORATE BOND - 0.00%
INSURANCE CARRIERS - 0.00%
5,462	*	AXA	$122

		TOTAL INSURANCE CARRIERS	122

REAL ESTATE - 0.00%
2,000		Brookfield Homes Corp	2

		TOTAL REAL ESTATE	2

		TOTAL CORPORATE BOND
		(Cost $81)	124

		TOTAL BONDS
		(Cost $81)
SHARES

PREFERRED STOCKS - 0.13%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
1,749	*	NiSource, Inc (Sails)	4

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4

INSURANCE CARRIERS - 0.00%
7,402		Great-West Lifeco, Inc	148
2,413		Great-West Lifeco, Inc	47

		TOTAL INSURANCE CARRIERS	195

MOTION PICTURES - 0.01%
19,606		ProSieben SAT.1 Media AG.	354

		TOTAL MOTION PICTURES	354

PRINTING AND PUBLISHING - 0.12%
1,374,635		News Corp Ltd	11,251

		TOTAL PRINTING AND PUBLISHING	11,251

		TOTAL PREFERRED STOCKS
		(Cost $10,505)	11,804

COMMON STOCKS - 98.29%
AGRICULTURAL SERVICES - 0.00%
5,529	*	Yara International ASA	45

		TOTAL AGRICULTURAL SERVICES	45

AMUSEMENT AND RECREATION SERVICES - 0.07%
131,635	*	Caesars Entertainment, Inc	1,975
53,200		Harrah's Entertainment, Inc	2,878
4,521		OPAP S.A.	85
15,600		Oriental Land Co Ltd	1,025

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,963

APPAREL AND ACCESSORY STORES - 0.64%
319,000		Fast Retailing Co Ltd	25,815
1,080,116		Gap, Inc	26,193
196,811		Hennes & Mauritz AB (B Shs)	5,082
27,096		Limited Brands, Inc	507
1,100		Shimamura Co Ltd	95

		TOTAL APPAREL AND ACCESSORY STORES	57,692

APPAREL AND OTHER TEXTILE PRODUCTS - 0.06%
9,690		Ansell Ltd	52
8,100		Aoyama Trading Co Ltd	219
51,000		Esprit Holdings Ltd	228
16,000		Kuraray Co Ltd	131
17,000		Mitsubishi Rayon Co Ltd	66
15,000		Nisshinbo Industries, Inc	113
9,000		Tokyo Style Co Ltd	103
1,456,000		Toyobo Co Ltd	3,656
4,718		VF Corp	230
11,000		Wacoal Corp	117
242,166		Wing Tai Holdings Ltd	116

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,031

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
6,200		Autobacs Seven Co Ltd	203
94,255		Canadian Tire Corp (Class A)	3,438
49,000	*	Carmax, Inc	1,072
6,410,250		Rolls-Royce (B shs)	12

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,725

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.25%
44,000		Cheung Kong Infrastructure Holdings Ltd	106
906,078		Home Depot, Inc	31,894
839,873		Lowe's Cos	44,135
2,359,979		Wolseley plc	36,592

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	112,727

BUSINESS SERVICES - 4.76%
192	*	Access Co Ltd	5,032
544	*	Access Co Ltd	13,461
2,000		Aeon Credit Service Co Ltd	133
473,900		Automatic Data Processing, Inc	19,847
998,421	*	BEA Systems, Inc	8,207
6,341	*	Business Objects	142
3,520	*	Cap Gemini S.A.	141
5,000		Capcom Co Ltd	55
15,210		Capita Group plc	88
34,700		Cendant Corp	849
33,516	*	Ceridian Corp	754
59		Certegy, Inc	2
197,828	*	CGI Group, Inc	1,335
56	*	Citrix Systems, Inc	1
39,478	*	Cognos, Inc	1,419
381,900		Computer Associates International, Inc	10,716
81,500	*	Computer Sciences Corp	3,784
61,303	*	Compuware Corp	405
66,000		COSCO Pacific Ltd	92
2,900		CSK Corp	141
2,929		Dassault Systemes S.A.	136
5,179		Dentsu, Inc	13,337
461,600		Diamond Lease Co Ltd	19,079
28	*	Electronic Arts, Inc	2
232,500		Electronic Data Systems Corp	4,452
35,619		Equifax, Inc	882
48,573	*	Fiserv, Inc	1,889
9,466,898		Hays plc	21,074
2,900		Hitachi Software Engineering Co Ltd	68
53,900		IMS Health, Inc	1,263
16	*	Intuit, Inc	1
29	*	Juniper Networks, Inc	1
99,000		Keppel Land Ltd	93
36,500		Konami Corp	927
188,700		Manpower, Inc	9,580
36	*	Mercury Interactive Corp	2
4,130,401		Microsoft Corp	117,964
4,000		Namco Ltd	112
46,600		Omnicom Group, Inc	3,536
2,977,238	*	Oracle Corp	35,518
253,800		Oracle Corp Japan	14,072
1	*	Peregrine Systems, Inc	0
887,610		Public Power Corp	21,166
37,324		Publicis Groupe S.A.	1,105
28,235		Rentokil Initial plc	74
35,527		Robert Half International, Inc	1,058
104,222		SAP AG.	17,278
38,352		Securicor plc	89
109,908		Securitas AB (B Shs)	1,371
1,900		Seiko Epson Corp	69
24,011		Serco Group plc	93
191		SGS S.A.	104
1,886,822	*	Siebel Systems, Inc	20,151
459,800		Sumisho Lease Co Ltd	18,036
119,700	*	Sun Microsystems, Inc	519
58,083	*	SunGard Data Systems, Inc	1,510
55,653		Thomson Corp	1,848
2,900		TIS, Inc	124
13,388	*	Tiscali S.p.A.	60
311,000		Tokyu Corp	1,593
4,000		Trend Micro, Inc	177
151,523	*	Unisys Corp	2,103

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

634,236	*	Veritas Software Corp	17,568
432,000		Wharf Holdings Ltd	1,241
16,670		WPP Group plc	169
322,505	*	Yahoo!, Inc	11,717

		TOTAL BUSINESS SERVICES	429,815

CHEMICALS AND ALLIED PRODUCTS - 10.42%
407,800		Abbott Laboratories	16,622
220,558	*	Actelion NV	25,360
543,906		Air Products & Chemicals, Inc	28,528
582,246		Akzo Nobel NV	21,415
643,586	*	Amgen, Inc	35,120
656,350	*	Amylin Pharmaceuticals, Inc	14,965
12,000		Asahi Kasei Corp	62
1,751		AstraZeneca plc (United Kingdom)	79
46,600		Avon Products, Inc	2,150
157,306		Bayer AG.	4,536
4,996		BOC Group plc	84
143,270		Boots Group plc	1,788
679,900		Bristol-Myers Squibb Co	16,658
121,900	*	Celltech Group plc	1,214
49,600		Chugai Pharmaceutical Co Ltd	778
1,149,000		Daicel Chemical Industries Ltd	6,034
39,100		Daiichi Pharmaceutical Co Ltd	697
41,000		Dainippon Ink & Chemicals, Inc	105
31,000		Denki Kagaku Kogyo KK	110
1,241,000		Dow Chemical Co	50,509
23,693		Du Pont (E.I.) de Nemours & Co	1,052
15,100		Ecolab, Inc	479
74,256	*	Elan Corp plc	1,831
18,524	*	Eyetech Pharmaceuticals, Inc	795
800	*	Forest Laboratories, Inc	45
228,350	*	Genentech, Inc	12,833
222,360	*	Gilead Sciences, Inc	14,898
40,591		Givaudan S.A. (Regd)	23,498
2,860,885		GlaxoSmithKline plc	57,900
1,312,000	*	Global Bio-Chem Technology Group Co Ltd	86
10,780	*	Hospira, Inc	298
67,476		Imperial Chemical Industries plc	282
19,440		International Flavors & Fragrances, Inc	727
283,303	*	IVAX Corp	6,796
229,000		Kao Corp	5,520
31,700		Kose Corp	1,220
113,000		Kyowa Hakko Kogyo Co Ltd	815
643,966		Lilly (Eli) & Co	45,020
90,165		L'Oreal S.A.	7,202
1,094,094		Merck & Co, Inc	51,969
31,000		Mitsubishi Chemical Corp	82
16,000		Nippon Kayaku Co Ltd	88
21,000		Nippon Sanso Corp	112
14,100		Nova Chemicals Corp	406
1,065,047		Novartis AG. (Regd)	46,985
3,756,705		Pfizer, Inc	128,780
28,800		PPG Industries, Inc	1,800
1,816,400		Procter & Gamble Co	98,885
42,648	*	Qiagen NV	503
49,810	*	QLT, Inc	988
3,224,869		Reckitt Benckiser plc	91,292
946		Roche Holding AG. (Genusscheine)	94
4,300		Sankyo Co Ltd	93
373,673		Sanofi-Synthelabo S.A.	23,686
177,000		Sekisui Chemical Co Ltd	1,494
6,500		Sherwin-Williams Co	270
694,200		Shin-Etsu Chemical Co Ltd	24,812
6,000		Shionogi & Co Ltd	103
147,000		Shiseido Co Ltd	1,852
130,000		Showa Denko KK	325
13,000		Sumitomo Bakelite Co Ltd	91
27,000		Sumitomo Chemical Co Ltd	126
3,840		Suzuken Co Ltd	119
6,000		Taisho Pharmaceutical Co Ltd	133
566,700		Takeda Chemical Industries Ltd	24,877
3,053,000		Teijin Ltd	11,416
16,000		Toray Industries, Inc	75
862,000		Tosoh Corp	3,113
479,200		Wyeth	17,328
4,100		Yamanouchi Pharmaceutical Co Ltd	138

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

73,999		Zeltia S.A.	507

		TOTAL CHEMICALS AND ALLIED PRODUCTS	940,653

COAL MINING - 0.08%
2,551,500		Byd Co Ltd (H Shs)	7,540

		TOTAL COAL MINING	7,540

COMMUNICATIONS - 5.67%
379,018		AT&T Corp	5,545
1,334,600	*	AT&T Wireless Services, Inc	19,111
199,446	*	Avaya, Inc	3,149
111,350	*	BCE, Inc	2,217
711,420		BellSouth Corp	18,653
481,916		BT Group plc	1,735
790,400	*	Citadel Broadcasting Corp	11,516
645,937		Clear Channel Communications, Inc	23,867
897,022	*	Comcast Corp (Class A)	25,144
50,000		COMSYS Holdings Corp	406
28,700	*	Cox Communications, Inc (Class A)	798
1,118,214	*	Deutsche Telekom AG. (Regd)	19,645
124,561	*	DIRECTV Group, Inc	2,130
126,916	*	EchoStar Communications Corp (Class A)	3,903
29,093	*	Elisa Oyj	389
49,672	*	Eniro AB	8
2,483,150	*	Ericsson (LM) (B Shs)	7,318
516,417		France Telecom S.A.	13,458
99,217		Hellenic Telecommunications Organization S.A.	1,289
229,209	*	InterActiveCorp	6,908
6,435		KDDI Corp	36,800
1,619,275		KPN NV	12,333
212,200	*	Level 3 Communications, Inc	753
2	*	Liberty Media International, Inc	0
1,906,785	*	Lucent Technologies, Inc	7,208
105,375		Mediaset S.p.A.	1,201
18,932	*	Modern Times Group AB (B Shs)	367
491,568	*	Nextel Communications, Inc (Class A)	13,105
22		Nippon Telegraph & Telephone Corp	118
16,950		Nippon Television Network Corp	2,781
50		NTT DoCoMo, Inc	89
381,201		Portugal Telecom SGPS S.A. (Regd)	4,114
17,594		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	385
2,312,373	*	Qwest Communications International, Inc	8,301
1,628,188		SBC Communications, Inc	39,484
1,486,909		Seat Pagine Gialle S.p.A.	624
13,682		Shaw Communications, Inc	228
3,182,000		Singapore Telecommunications Ltd	4,157
47,256		Societe Television Francaise 1 (T.F.1)	1,489
50		Sprint Corp (FON Group)	1
264,510		TDC a/s	8,594
37,764		Tele2 AB (B Shs)	1,654
981,782		Telecom Corp of New Zealand Ltd	3,666
1,365,074		Telecom Italia S.p.A.	4,243
2,250,717		Telefonica S.A.	33,271
284,862		Telenor ASA	1,981
89,000		Television Broadcasts Ltd	381
663,193		TeliaSonera AB	2,808
1,342,919		Telstra Corp Ltd	4,705
156,803		TELUS Corp (Non-Vote)	2,355
1,671,612		TIM S.p.A.	9,477
54		Tokyo Broadcasting System, Inc	1
1,355,033		Verizon Communications, Inc	49,039
706,252		Viacom, Inc (Class B)	25,227
13,054,596		Vodafone Group plc	28,587
1,588,070		Vodafone Group plc (Spon ADR)	35,096

		TOTAL COMMUNICATIONS	511,812

DEPOSITORY INSTITUTIONS - 13.50%
1,351,840		ABN Amro Holding NV	29,572
7,145		Allied Irish Banks plc	110
64,283		Alpha Bank S.A.	1,635
800,818		Australia & New Zealand Banking Group Ltd	10,197
124,325		Banca Fideuram S.p.A.	697
7,840,487		Banca Intesa S.p.A.	30,621
397,884		Banca Monte dei Paschi di Siena S.p.A.	1,273
561,736	*	Banca Nazionale del Lavoro S.p.A.	1,305
170,956		Banco Bilbao Vizcaya Argentaria S.A.	2,284
36,102		Banco Comercial Portugues S.A. (Regd)	84

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

570,417		Banco Santander Central Hispano S.A.	5,920
1,005,393		Bank of America Corp	85,076
125,120		Bank of East Asia Ltd	358
230,000		Bank of Fukuoka Ltd	1,364
7,066		Bank of Ireland (Dublin)	94
294,822		Bank of Montreal	11,736
248,596		Bank of New York Co, Inc	7,329
476,764		Bank of Nova Scotia	12,737
158,000	*	Bank of Yokohama Ltd	988
545,915		Bank One Corp	27,842
32,100		Banknorth Group, Inc	1,043
12,645		Barclays plc	108
240,778	*	Bayerische Hypo-und Vereinsbank AG.	4,283
1,624		BNP Paribas	100
132,000		BOC Hong Kong Holdings Ltd	225
220,107		Canadian Imperial Bank of Commerce	10,704
480,635		Capitalia S.p.A.	1,503
86,900		Charter One Financial, Inc	3,840
23,000		Chiba Bank Ltd	141
2,540,933		Citigroup, Inc	118,153
219,893		Comerica, Inc	12,068
22,156		Commercial Bank of Greece	577
189,649	*	Commerzbank AG.	3,341
596,706	*	Commonwealth Bank of Australia	13,542
115,097		Credit Agricole S.A.	2,801
952,400		DAH Sing Financial	5,617
3,888		Danske Bank a/s	92
488,000		DBS Group Holdings Ltd	4,080
2,866,623		Depfa Bank plc	41,643
438,987		Deutsche Bank AG. (Regd)	34,492
8,091		Dexia	134
8		EFG Eurobank Ergasias S.A.	0
628		Erste Bank Der Oesterreichischen Sparkassen AG.	99
44,700		Fifth Third Bancorp	2,404
57,447	*	FinecoGroup S.p.A.	362
35,000		First Horizon National Corp	1,591
4,822		Fortis	107
354,150		Greenpoint Financial Corp	14,060
27,000		Gunma Bank Ltd	136
843,600		Hang Seng Bank Ltd	10,816
383,669		Hokugin Financial Group, Inc	985
3,086,940	*	HSBC Holdings plc (United Kingdom)	45,905
9,250		Huntington Bancshares, Inc	212
996,301		J.P. Morgan Chase & Co	38,627
17,000		Joyo Bank Ltd	76
129,600		KeyCorp	3,874
1,527,599		Lloyds TSB Group plc	11,961
20,900		M & T Bank Corp	1,825
1,370,817		Mellon Financial Corp	40,206
10,000		Mitsubishi Securities Co Ltd	131
3,613		Mitsubishi Tokyo Financial Group, Inc	33,443
13,000		Mitsui Trust Holdings, Inc	95
13		Mizuho Financial Group, Inc	59
793,257		National Australia Bank Ltd	16,489
143,677		National Bank of Canada	4,608
90,630		National Bank of Greece S.A.	1,972
227,751		National City Corp	7,974
41,900		National Commerce Financial Corp	1,362
89,100		New York Community Bancorp, Inc	1,749
1,012,837		Nordea Bank AB (Sweden)	7,294
10,400		North Fork Bancorp, Inc	396
52,126		Northern Trust Corp	2,204
94,000		Oversea-Chinese Banking Corp Ltd	660
43,607		Piraeus Bank S.A.	509
143,800		PNC Financial Services Group, Inc	7,633
115,000	*	Resona Holdings, Inc	204
261,885		Royal Bank of Canada	11,550
16,100	*	Royal Bank of Canada (New York)	714
4,590,931		Royal Bank of Scotland Group plc	132,211
456,730		Sanpaolo IMI S.p.A.	5,501
4,085,000		Shinsei Bank Ltd	26,057
241,000		Shizuoka Bank Ltd	2,129
189,193		Skandinaviska Enskilda Banken (A Shs)	2,738
13,552		Societe Generale (A Shs)	1,152
27,600		SouthTrust Corp	1,071
248,700		Sovereign Bancorp, Inc	5,496
5,452		Standard Chartered plc	89

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

25,400		State Street Corp	1,246
3,062		Sumitomo Mitsui Financial Group Inc	20,990
1,790,000		Sumitomo Trust & Banking Co Ltd	12,746
74,400		SunTrust Banks, Inc	4,835
200,074		Svenska Handelsbanken AB (A Shs)	4,011
30,300		Synovus Financial Corp	767
2,480,834		U.S. Bancorp	68,372
1,229,630		UBS AG. (Regd)	86,646
12		UFJ Holdings, Inc	53
41,200		Union Planters Corp	1,228
842,000		United Overseas Bank Ltd	6,550
465,511		Wachovia Corp	20,715
831,509		Wells Fargo & Co	47,587
364,026		Westpac Banking Corp	4,463
12,800		Zions Bancorp	787

		TOTAL DEPOSITORY INSTITUTIONS	1,219,441

EATING AND DRINKING PLACES - 1.63%
11,507	*	Autogrill S.p.A.	163
419,600	*	Brinker International, Inc	14,317
15,852,676		Compass Group plc	96,740
617,500		McDonald’s Corp	16,055
28,714		Mitchells & Butlers plc	145
9,900		Skylark Co Ltd	199
31,871		Sodexho Alliance S.A.	840
468,770	*	The Cheesecake Factory, Inc	18,652
5,502		Yum! Brands, Inc	205

		TOTAL EATING AND DRINKING PLACES	147,316

EDUCATIONAL SERVICES - 0.01%
14,800		Benesse Corp	486

		TOTAL EDUCATIONAL SERVICES	486

ELECTRIC, GAS, AND SANITARY SERVICES - 3.58%
167,751	*	AES Corp	1,666
146	*	Ainax AB	5
59,820	*	Allegheny Energy, Inc	922
85,782		Ameren Corp	3,685
138,680		American Electric Power Co, Inc	4,438
492,660		Australian Gas Light Co Ltd	4,163
1,380,637		BG Group plc	8,507
200,770		Centerpoint Energy, Inc	2,309
4,100		Chubu Electric Power Co, Inc	87
77,900		Cinergy Corp	2,960
22,500		CLP Holdings Ltd	123
108,278		Consolidated Edison, Inc	4,305
66,900		Constellation Energy Group, Inc	2,536
153,200		Dominion Resources, Inc	9,664
81,400		DTE Energy Co	3,300
847,123		Duke Energy Corp	17,188
1,041,939		E.ON AG.	75,173
140,300		Edison International	3,587
583,351		El Paso Corp	4,597
110,418		Entergy Corp	6,185
237,820		Exelon Corp	7,917
121,411		FirstEnergy Corp	4,542
75,800		FPL Group, Inc	4,847
1,475,000		Hong Kong & China Gas Co Ltd	2,430
22,500		Hong Kong Electric Holdings Ltd	93
180,500		Iberdrola S.A.	3,810
4,400		Kansai Electric Power Co, Inc	80
12,282		Kelda Group plc	111
74,600		KeySpan Corp	2,738
77,700		Kyushu Electric Power Co, Inc	1,449
134,222	b*	Mirant Corp	47
9,963		National Grid Transco plc	77
108,502		NiSource, Inc	2,237
169,700		Nissin Co Ltd	698
2,952,000		Osaka Gas Co Ltd	8,197
75,600		Pepco Holdings, Inc	1,382
130,843	*	PG&E Corp	3,656
17,500		Pinnacle West Capital Corp	707
76,700		PPL Corp	3,521
112,679		Progress Energy, Inc	4,964
75,800		Public Service Enterprise Group, Inc	3,034
139,109		Puma AG. Rudolf Dassler Sport	35,351
36,100		Republic Services, Inc	1,045

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

81,918		Sempra Energy	2,820
346,900		Southern Co	10,112
178,527		Suez S.A.(France)	3,716
6,600		Tohoku Electric Power Co, Inc	111
243,000		Tokyo Electric Power Co, Inc	5,512
20,000		Tokyo Gas Co Ltd	71
111,999		TransAlta Corp	1,399
148,900		TXU Corp	6,032
8,914		United Utilities plc	84
15,467		United Utilities plc (A Shs)	93
380,034	*	Vivendi Universal S.A.	10,542
561,817		Waste Management, Inc	17,220
1,669		West Japan Railway Co	6,730
245,300		Williams Cos, Inc	2,919
152,600		Xcel Energy, Inc	2,550
10,578,000	*	Xinao Gas Holdings Ltd	4,713

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	322,957

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 6.96%
14,323	*	ABB Ltd	78
166,200	*	Advanced Micro Devices, Inc	2,643
97,100		Advantest Corp	6,505
19	*	Agere Systems, Inc (Class A)	0
104,201	*	Agere Systems, Inc (Class B)	224
207,077	*	Alcatel S.A.	3,195
320,856	*	Alstom	359
369,694	*	Altera Corp	8,215
3,600		American Power Conversion Corp	71
6	*	Applied Micro Circuits Corp	0
9,139	*	ASML Holding NV	155
15,180	*	Atheros Communications, Inc	160
193,033	*	ATI Technologies, Inc	3,622
96	*	Atmel Corp	1
1,103		Bang & Olufsen a/s	61
104,308	*	Broadcom Corp (Class A)	4,878
69,709	*	Celestica, Inc	1,388
204,400	*	CIENA Corp	760
58,431	*	Comverse Technology, Inc	1,165
15,415		Cooper Industries Ltd (Class A)	916
14,089		Electrocomponents plc	91
108,477		Electrolux AB Series B	2,081
77,178		Emerson Electric Co	4,905
211,000	*	Furukawa Electric Co Ltd	901
5,055,999		General Electric Co	163,814
88,100		Hirose Electric Co Ltd	9,681
3,214,487		Intel Corp	88,720
76,558	*	Jabil Circuit, Inc	1,928
594,200	*	JDS Uniphase Corp	2,252
5,929,500		Johnson Electric Holdings Ltd	6,044
123,300		Kesa Electricals plc	647
303,200		Kyocera Corp	25,731
151,118		Linear Technology Corp	5,965
137,400	*	LSI Logic Corp	1,047
98,100		Mabuchi Motor Co Ltd	7,273
572,788	*	Marvell Technology Group Ltd	15,293
1,437,000		Matsushita Electric Industrial Co Ltd	20,400
25,000		Matsushita Electric Works Ltd	227
446,543		Maxim Integrated Products, Inc	23,408
25,600		Maytag Corp	627
200		Melco Holdings, Inc	5
54,461		Microchip Technology, Inc	1,718
9,206	*	Mobistar S.A.	573
615,500		Motorola, Inc	11,233
1,700		NEC Electronics Corp	104
14,000		NGK Spark Plug Co Ltd	134
4,000		Nippon Electric Glass Co Ltd	84
1,644,565		Nokia Oyj	23,730
2,003,905	*	Nortel Networks Corp	9,999
243,422	*	Novellus Systems, Inc	7,653
72,655	*	Nvidia Corp	1,489
29,000	*	Oki Electric Industry Co Ltd	117
10,584		Onex Corp	134
82	*	PMC-Sierra, Inc	1
45,500	*	QLogic Corp	1,210
390,448		Qualcomm, Inc	28,495
400		Rinnai Corp	12
85,434		Rockwell Collins, Inc	2,847

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

247,523	*	Sanmina-SCI Corp	2,252
292,000		Sanyo Electric Co Ltd	1,202
626,000	*	Semiconductor Manufacturing International Corp	136
5,000		Sharp Corp	80
381,300		Sony Corp	14,362
70,400		Stanley Electric Co Ltd	1,177
2,618,458		STMicroelectronics NV	57,439
6,047,141		Taiwan Semiconductor Manufacturing Co Ltd	8,700
18,253		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	152
23,000		Taiyo Yuden Co Ltd	324
174,401	*	Tellabs, Inc	1,524
1,005,661		Texas Instruments, Inc	24,317
96,028		Thomson	1,894
15,400		Tokyo Electron Ltd	864
2,106,000		Toshiba Corp	8,473
47,300		Yamaha Corp	776

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	628,641

ENGINEERING AND MANAGEMENT SERVICES - 0.88%
1,164,750	*	Accenture Ltd (Class A)	32,007
37		Halliburton Co	1
1,097,684		Monsanto Co	42,261
19,800		Moody’s Corp	1,280
47,240		Paychex, Inc	1,600
189,433		Servicemaster Co	2,334

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	79,483

FABRICATED METAL PRODUCTS - 1.39%
511,638		Amcor Ltd	2,484
111,898		Assa Abloy AB (B Shs)	1,430
93,751		European Aeronautic Defense & Space Co	2,610
52,404		Geberit AG. (Regd)	34,939
18,000		Hitachi Cable Ltd	86
608,800		Illinois Tool Works, Inc	58,378
706,204		Masco Corp	22,019
495,000		NHK Spring Co Ltd	3,121
35,654		Novar plc	80
3,188		Stanley Works	145

		TOTAL FABRICATED METAL PRODUCTS	125,292

FOOD AND KINDRED PRODUCTS - 3.39%
226,000		Ajinomoto Co, Inc	2,722
186,509		Anheuser-Busch Cos, Inc	10,071
100,800		Archer Daniels Midland Co	1,691
40,700		Asahi Breweries Ltd	449
24,797		Campbell Soup Co	667
1,900		Carlsberg a/s (A Shs)	92
1,175,065		Coca-Cola Amatil Ltd	5,673
941,611		Coca-Cola Co	47,533
30,858		Coca-Cola Hellenic Bottling Co S.A.	721
8,100		Coca-Cola West Japan Co Ltd	200
55,000		Conagra Foods, Inc	1,489
54,996	*	Cott Corp	1,776
902,279	*	Dean Foods Co	33,664
136,692		General Mills, Inc	6,497
10,140,000		Global Bio-Chem Technology Group Co Ltd	7,345
400,701		Groupe Danone	34,955
52,645		H.J. Heinz Co	2,064
984		Hermes International	196
6,500		House Foods Corp	92
57,863		Interbrew S.A.	1,841
10,600		Ito En Ltd	502
22,200		Kellogg Co	929
376,000		Kirin Brewery Co Ltd	3,718
63,400		Kraft Foods, Inc (Class A)	2,009
581,987		Lion Nathan Ltd	2,749
106,808		LVMH Moet Hennessy Louis Vuitton S.A.	7,725
58,000		Meiji Dairies Corp	322
109,000		Meiji Seika Kaisha Ltd	485
3,216		Nestle S.A. (Regd)	858
70,000		Nichirei Corp	246
64,000		Nippon Meat Packers, Inc	788
1,471,000		Nisshin Oillio Group Ltd	6,687
56,547	*	Numico NV	1,817
68,722		Orkla ASA	1,720
2,298,000		People’s Food Holdings Ltd	1,508
1,495,100		PepsiCo, Inc	80,556

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

209,868		Pernod-Ricard	26,836
9,700		Q.P. Corp	84
104,212		Sampo Oyj (A Shs)	1,012
88,000		Sapporo Holdings Ltd	323
105,200		Sara Lee Corp	2,419
16,203		Scottish & Newcastle plc	128
64,000		Takara Holdings, Inc	516
170,515		Tate & Lyle plc	1,020
29,000		Toyo Suisan Kaisha Ltd	381
6,541		Unilever plc	64
2,000		Wrigley (Wm.) Jr Co	126
44,000		Yakult Honsha Co Ltd	637
64,000		Yamazaki Baking Co Ltd	629

		TOTAL FOOD AND KINDRED PRODUCTS	306,532

FOOD STORES - 1.79%
329,500		Albertson’s, Inc	8,745
4,263		Axfood AB	110
255,934		Carrefour S.A.	12,418
785	*	Casino Guichard-Perrachon B Wts 12/15/05	0
28,593		Delhaize Group	1,463
27,500		FamilyMart Co Ltd	897
9,000		Ito-Yokado Co Ltd	385
5,838	*	Jeronimo Martins SGPS S.A.	65
342,561	*	Kroger Co	6,235
25,800		Lawson, Inc	1,064
2,579,390	*	Royal Ahold NV	20,241
133,900	*	Safeway, Inc	3,393
19,612		Sainsbury (J) plc	101
21,890,234		Tesco plc	105,696
52,000		UNY Co Ltd	666

		TOTAL FOOD STORES	161,479

FORESTRY - 0.14%
193,700		Weyerhaeuser Co	12,226

		TOTAL FORESTRY	12,226

FURNITURE AND FIXTURES - 0.04%
5,800		Johnson Controls, Inc	310
135,620		MFI Furniture Group plc	372
121,300		Newell Rubbermaid, Inc	2,851

		TOTAL FURNITURE AND FIXTURES	3,533

FURNITURE AND HOMEFURNISHINGS STORES - 0.36%
598,735	*	Bed Bath & Beyond, Inc	23,021
132,734		Best Buy Co, Inc	6,735
10,000		Hitachi Ltd	69
118,700		Hitachi Maxell Ltd	1,833
34,400		RadioShack Corp	985
7,300		Shimachu Co Ltd	198
3,000		Yamada Denki Co Ltd	112

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	32,953

GENERAL BUILDING CONTRACTORS - 0.35%
314,000		Allgreen Properties Ltd	176
7,986		Barratt Developments plc	85
81,730		Bouygues S.A.	2,737
638		Brookfield Homes Corp	17
58,700		Centex Corp	2,686
100,200		D.R. Horton, Inc	2,846
349,800		Daito Trust Construction Co Ltd	13,464
130,000		Daiwa House Industry Co Ltd	1,508
58,800		Lennar Corp (Class A)	2,630
6,825		NH Hoteles S.A.	75
26,000		Nishimatsu Construction Co Ltd	91
22,000		Obayashi Corp	118
6,890		Persimmon plc	79
51,000		Pulte Homes, Inc	2,654
28,000		Shimizu Corp	127
132,382		Skanska AB (B Shs)	1,164
27,000		Sumitomo Realty & Development Co Ltd	335
19,000		Taisei Corp	72
19,479		Taylor Woodrow plc	91
30,000		Toda Corp	123
53,434		Wimpey (George) plc	358

		TOTAL GENERAL BUILDING CONTRACTORS	31,436

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

GENERAL MERCHANDISE STORES - 1.48%
89,000		Aeon Co Ltd	3,573
269,180		Costco Wholesale Corp	11,055
81,000		Daimaru, Inc	736
136,800		Dollar General Corp	2,676
71,354		Family Dollar Stores, Inc	2,171
52,000		Federated Department Stores, Inc	2,553
130,000		Giordano International Ltd	82
42,000		Hankyu Department Stores, Inc	366
227,649		Hudson’s Bay Co	2,374
65,400		Isetan Co Ltd	942
831,802		Kingfisher plc	4,318
147,600	*	Kohl’s Corp	6,241
534,609		Marks & Spencer Group plc	3,517
7,400		Marui Co Ltd	100
131,200		May Department Stores Co	3,607
54,671		Metro AG.	2,591
149,000		Mitsukoshi Ltd	828
26,838		Pinault-Printemps-Redoute S.A.	2,757
116,700		Sears Roebuck & Co	4,407
96,000		Takashimaya Co Ltd	1,110
886,267		Target Corp	37,640
756,783		Wal-Mart Stores, Inc	39,928
1,812	*	Waterford Wedgwood plc (Units)	0

		TOTAL GENERAL MERCHANDISE STORES	133,572

HEALTH SERVICES - 0.46%
335,132	*	Express Scripts, Inc	26,553
26,220		Getinge AB (B Shs)	310
89,270		HCA, Inc	3,713
116,200		Health Management Associates, Inc (Class A)	2,605
176,081	*	Healthsouth Corp	1,049
33,229	*	Lincare Holdings, Inc	1,092
169,325		MDS, Inc	2,602
34,200		Nichii Gakkan Co	1,558
183,400	*	Tenet Healthcare Corp	2,459

		TOTAL HEALTH SERVICES	41,941

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.86%
54,386		Grupo Ferrovial S.A.	2,264
33,000		JGC Corp	318
30,000		Kajima Corp	111
20,000		Okumura Corp	105
61,090		Transurban Group	207
738,463		Vinci S.A.	74,392

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	77,397

HOLDING AND OTHER INVESTMENT OFFICES - 1.15%
34,800		Apartment Investment & Management Co (Class A)	1,083
25,200		Archstone-Smith Trust	739
19,029		AvalonBay Communities, Inc	1,076
48,400		Boston Properties, Inc	2,424
188,661		Brascan Corp	5,265
45,600	*	CapitaCommercial Trust	29
138,413		Centro Properties Group	384
5,671		Crescent Real Estate Equities Co	91
446,923		Deutsche Office Trust	358
26,834	*	Drott AB (B Shs)	349
17,300		Duke Realty Corp	550
193,436		Equity Office Properties Trust	5,261
126,200		Equity Residential	3,752
83,600		General Growth Properties, Inc	2,472
32,900	*	Host Marriott Corp	407
17,010		Hutchison Whampoa Ltd	116
13,300		iStar Financial, Inc	532
90		Japan Real Estate Investment Corp	629
15		Japan Retail Fund Investment Corp	104
13,900		Kimco Realty Corp	632
6,103		Land Securities Group plc	128
15,700		Liberty Property Trust	631
6,064		Macquarie Goodman Industrial Trust	7
2,368,471		Macquarie Infrastructure Group	5,445
89		Nippon Building Fund, Inc	642
91,387		Nobel Biocare Holding AG.	14,302
5,803,000		Orient Corp	19,092
87,600		Plum Creek Timber Co, Inc	2,854
28,800		Prologis	948

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

43,400		Rouse Co	2,062
39,900		Simon Property Group, Inc	2,052
2,800		Softbank Corp	123
1,301,000		Sumitomo Corp	9,443
47,300		Vornado Realty Trust	2,701
430,515		Washington Mutual, Inc	16,635
176,260		Westfield Trust	541
13,405		Westfield Trust (New)	41

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	103,900

HOTELS AND OTHER LODGING PLACES - 0.11%
52,484		Accor S.A.	2,215
12,530		Four Seasons Hotels, Inc	749
158,300		Hilton Hotels Corp	2,954
12,038		Intercontinental Hotels Group plc	127
17,844		Intrawest Corp	284
61,919		Marriott International, Inc (Class A)	3,089
110,000		Shangri-La Asia Ltd	107

		TOTAL HOTELS AND OTHER LODGING PLACES	9,525

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.91%
661,810		3M Co	59,570
42,473		Aggreko plc	127
5,479		Alfa Laval AB	87
7,000		Amano Corp	62
654,879	*	Applied Materials, Inc	12,849
74,948		Atlas Copco AB (B Shs)	2,562
1,274,836		Baker Hughes, Inc	47,998
169,000		Caterpillar, Inc	13,425
4,305,849	*	Cisco Systems, Inc	102,049
16,000		Dainippon Screen Manufacturing Co Ltd	94
115,000		Deere & Co	8,066
1,693,973	*	Dell, Inc	60,678
690,045		Dixons Group plc	2,068
15,199		Dover Corp	640
7,608		East Asiatic Co Ltd a/s	352
25,000		Ebara Corp	122
677,800	*	EMC Corp	7,727
41,061		FKI plc	91
8,139,886		Futuris Corp Ltd	8,959
102,706	*	Heidelberger Druckmaschinen	3,391
1,413,166		Hewlett-Packard Co	29,818
4,142		Hoganas AB (B Shs)	101
913,513		International Business Machines Corp	80,526
194,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	320
641,000		Komatsu Ltd	3,883
8,000		Komori Corp	132
239,000		Kubota Corp	1,270
1,345,000		Makino Milling Machine Co Ltd	8,974
6,000		Makita Corp	90
106,000		Minebea Co Ltd	493
3,187,000	*	Mitsubishi Heavy Industries Ltd	8,645
207,242	*	Network Appliance, Inc	4,462
2,611,000		NSK Ltd	12,993
19,000		NTN Corp	96
65,200		Pitney Bowes, Inc	2,885
30,000		Sanden Corp	187
31,288	*	Sandisk Corp	679
85,355		Sandvik AB	2,912
164,397	*	Saurer AG.	8,408
24,508		SKF AB (B Shs)	900
14	*	Smith International, Inc	1
339,800	*	Solectron Corp	2,199
58,853		Symbol Technologies, Inc	867
17,000		Takuma Co Ltd	122
158,000		Texwinca Holdings Ltd	125
11,300		THK Co Ltd	214
704,900		Tyco International Ltd	23,360
104,198		Wartsila Oyj (B Shs)	2,333
364,900	*	Xerox Corp	5,291

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	533,203

INSTRUMENTS AND RELATED PRODUCTS - 3.07%
114,800	*	Agilent Technologies, Inc	3,361
16,800		Becton Dickinson & Co	870
23,504		Biomet, Inc	1,045
471,314	*	Boston Scientific Corp	20,172

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

302,100		Canon, Inc	15,920
80,000		Casio Computer Co Ltd	1,211
111,000		Citizen Watch Co Ltd	1,257
15,246		Cochlear Ltd	241
127,300		Eastman Kodak Co	3,435
10,000		Fuji Photo Film Co Ltd	313
34,217		Gambro AB (A Shs)	332
16,923		Gambro AB (B Shs)	163
361,600		Guidant Corp	20,206
15,063		IMI plc	101
2,311,821	*	Invensys plc	755
6,451		Keyence Corp	1,472
93,900	*	KLA-Tencor Corp	4,637
149,000		Konica Corp	2,056
591,400		Medtronic, Inc	28,813
94,000		Nikon Corp	1,058
7,000		Nipro Corp	104
21,300		Nobel Biocare Holding AG. (Stockholm)	3,342
122,000	*	PCCW Ltd	83
200,779		Raytheon Co	7,182
5,000		Ricoh Co Ltd	106
37,000		Rockwell Automation, Inc	1,388
9,131		Smith & Nephew plc	98
598,287	*	St. Jude Medical, Inc	45,260
107,933		Synthes, Inc	12,302
2,254,211		The Swatch Group AG. (Regd)	60,117
15,700	*	Thermo Electron Corp	483
233,800		Tokyo Seimitsu Co Ltd	8,035
26,000		Ushio, Inc	469
7,000		Yokogawa Electric Corp	93
351,400	*	Zimmer Holdings, Inc	30,993

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	277,473

INSURANCE AGENTS, BROKERS AND SERVICE - 0.15%
60,025		AON Corp	1,709
92,530		Marsh & McLennan Cos, Inc	4,199
23,911		MLP AG.	353
264,142		Sun Life Financial, Inc	7,567

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	13,828

INSURANCE CARRIERS - 5.03%
42,200		ACE Ltd	1,784
601,429		Aegon NV	7,251
240,692		Aetna, Inc	20,459
249,501		Aflac, Inc	10,182
2,078,000		Aioi Insurance Co Ltd	9,198
187,153		Alleanza Assicurazioni S.p.A.	2,136
83,987		Allianz AG. (Regd)	9,097
309,100		Allstate Corp	14,389
4,300		Ambac Financial Group, Inc	316
1,090,176		American International Group, Inc	77,708
586,950		AMP Ltd	2,588
317,767	*	Anthem, Inc	28,459
101,070		Assicurazioni Generali S.p.A.	2,726
311,019	*	Aviva plc	3,209
643,157		AXA	14,163
3,085,000	*	China Life Insurance Co Ltd (H Shs)	1,819
68,000		Cigna Corp	4,679
2,625		Cincinnati Financial Corp	114
37,700		Fidelity National Financial, Inc	1,408
533,434		Friends Provident plc	1,420
176,000		Fuji Fire & Marine Insurance Co Ltd	484
8,610		Great-West Lifeco, Inc	310
45,100	*	Health Net, Inc	1,195
524		ING Groep NV	12
1,235,637		Insurance Australia Group Ltd	4,304
62,700		Jefferson-Pilot Corp	3,185
236,786		Legal & General Group plc	408
84,121		Lincoln National Corp	3,975
352,282		Manulife Financial Corp	14,202
69,037		MBIA, Inc	3,943
98,835		Mediolanum S.p.A.	629
154,475		MetLife, Inc	5,538
6		Millea Holdings, Inc	89
9,000		Mitsui Sumitomo Insurance Co Ltd	85
66,905		Muenchener Rueckver AG. (Regd)	7,253
31,200		Old Republic International Corp	740

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

13,800		Oxford Health Plans, Inc	760
125,212		Power Corp of Canada	4,936
102,804		Power Financial Corp	4,206
2,557,235		Promina Group Ltd	7,125
149,700		Prudential Financial, Inc	6,957
30,183	*	Prudential plc	260
157		QBE Insurance Group Ltd	1
23,500		Radian Group, Inc	1,126
1,026,377		Royal & Sun Alliance Insurance Group plc	1,536
1,164,980		Safeco Corp	51,259
73,901		Schindler Holding AG. (Pt Cert)	21,213
325,856		Skandia Forsakrings AB	1,350
126,000		Sompo Japan Insurance, Inc	1,288
308,285		St. Paul Travelers Cos, Inc	12,498
16,264		Storebrand ASA	111
29,186	*	Swiss Life Holding	4,072
368,850		T&D Holdings, Inc	18,423
56,900	*	Tower Ltd	62
27,200		UnitedHealth Group, Inc	1,693
136,100		UnumProvident Corp	2,164
37,900		XL Capital Ltd (Class A)	2,860
323,013		Zurich Financial Services AG.	51,003

		TOTAL INSURANCE CARRIERS	454,360

LEATHER AND LEATHER PRODUCTS - 0.24%
459,818		Coach, Inc	20,779
193,000	*	Yue Yuen Industrial Holdings	469

		TOTAL LEATHER AND LEATHER PRODUCTS	21,248

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.12%
13		Central Japan Railway Co	111
1,508		East Japan Railway Co	8,458
181,000		Keio Electric Railway Co Ltd	1,033
99,702		MTR Corp	151
51,789		Veolia Environnement	1,461

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	11,214

LUMBER AND WOOD PRODUCTS - 0.05%
3,911		Holmen AB (B Shs)	113
102,040	*	Masonite International Corp	2,627
152,000		Sekisui House Ltd	1,687

		TOTAL LUMBER AND WOOD PRODUCTS	4,427

METAL MINING - 0.91%
10,448		Agnico-Eagle Mines Ltd	138
1,603,498		Alumina Ltd	5,898
199,768		Barrick Gold Corp	3,960
42,499	*	Barrick Gold Corp (U.S.)	839
33,685		Cameco Corp	1,961
124,255		Falconbridge Ltd	3,035
70,600		Freeport-McMoRan Copper & Gold, Inc (Class A)	2,340
149,064	*	Inco Ltd	5,115
1,900	*	Inco Ltd	66
298,696	*	Kinross Gold Corp	1,653
31,318	*	Meridian Gold, Inc	403
7,399,000		Mitsubishi Materials Corp	16,613
18,000		Mitsui Mining & Smelting Co Ltd	84
868,946		Newcrest Mining Ltd	8,341
196,000		Newmont Mining Corp	7,597
195,585		Noranda, Inc	3,346
193,871	*	Placer Dome, Inc	3,239
139,996	*	Rio Tinto Ltd	3,506
93,915		Rio Tinto plc	2,258
39,000		Sumitomo Metal Mining Co Ltd	254
202,041		Teck Cominco Ltd (Class B)	3,617
2,395,212		WMC Resources Ltd	8,209

		TOTAL METAL MINING	82,472

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
11,700		Aderans Co Ltd	252
26,600		Bandai Co Ltd	724
23,727		Bulgari S.p.A.	240
155,300		Mattel, Inc	2,834
1,400		Nintendo Co Ltd	162
23,600	*	Sega Corp	303

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,515

College Retirement Equities Fund - Global Equities Account

PRINCIPAL					VALUE (000)

MISCELLANEOUS RETAIL - 0.53%
145,409	*	Amazon.com, Inc			7,910
221,421	*	eBay, Inc			20,360
42,419		GUS plc			650
5,170		Hellenic Duty Free Shops S.A.			99
3,993		Next plc			103
30,000		Nippon Mining Holdings, Inc			148
120,600	*	Office Depot, Inc			2,160
25,300		Omnicare, Inc			1,083
3,339,556	*	Pacific Brands Ltd			6,211
25,357		Petsmart, Inc			823
170,088	*	Shoppers Drug Mart Corp			4,237
639,140		Signet Group plc			1,327
39,200		Tiffany & Co			1,445
91,600		Toys “R” Us, Inc			1,462

		TOTAL MISCELLANEOUS RETAIL			48,018

MOTION PICTURES - 0.70%
42	*	Liberty Media Corp (Class A)			0
19,616		Rank Group plc			107
2,122,318	*	Time Warner, Inc			37,310
51,300		Toho Co Ltd			746
998,483		Walt Disney Co			25,451

		TOTAL MOTION PICTURES			63,614

NONDEPOSITORY INSTITUTIONS - 2.65%
980		Acom Co Ltd			64
1,241,036		American Express Co			63,764
39,100		Credit Saison Co Ltd			1,175
120,000	*	Deutsche Postbank AG.			4,326
955,892		Fannie Mae	Fannie Mae	#N/A	68,212
182,405		Freddie Mac	Freddie Mac	#N/A	11,546
7,984		HBOS plc			99
1,280,829	*	Hypo Real Estate Holding			37,571
45,570		IGM Financial, Inc			1,111
1,904,707		MBNA Corp			49,122
173,111		Mediobanca S.p.A.			2,106
1,250		Promise Co Ltd			83
6,560		Provident Financial plc			71
31	*	Providian Financial Corp			0
4,140		Takefuji Corp			300
4,260			#N/A	#N/A	64

		TOTAL NONDEPOSITORY INSTITUTIONS			239,614

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
107,000		Dowa Mining Co Ltd			634
4,323		Potash Corp of Saskatchewan			414
16,642		Vulcan Materials Co			791

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS			1,839

OIL AND GAS EXTRACTION - 1.33%
62,100		Anadarko Petroleum Corp			3,639
328,906		Apache Corp			14,324
193,464		Burlington Resources, Inc			7,000
190,033		Canadian Natural Resources Ltd			5,677
56,100		Devon Energy Corp			3,703
200,816		EnCana Corp			8,630
66,100		ENSCO International, Inc			1,924
161,849		Husky Energy, Inc			3,096
59,232		Imperial Oil Ltd			2,757
90,590		Marathon Oil Corp			3,428
27,216	*	Nexen, Inc			1,056
1,130,167		Origin Energy Ltd			4,440
31,443		Penn West Petroleum Ltd			1,456
154,309		Petro-Canada			6,635
52,547	*	Precision Drilling Corp			2,498
18,000		Schlumberger Ltd			1,143
1,349,634		Shell Transport & Trading Co plc			9,900
5,532		Smedvig ASA			61
242,844		Talisman Energy, Inc			5,271
7,431		Technip S.A.			1,008
147,648		Total S.A.			28,149
77,101		Unocal Corp			2,930
60,300		XTO Energy, Inc			1,796

		TOTAL OIL AND GAS EXTRACTION			120,521

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

PAPER AND ALLIED PRODUCTS - 0.59%
5,014		Billerud AB	82
13,192		De La Rue plc	83
222,200		International Paper Co	9,932
97,284		Kimberly-Clark Corp	6,409
29,200		MeadWestvaco Corp	858
491,000		NGK Insulators Ltd	3,964
15		Nippon Unipac Holding	78
1,134,000		OJI Paper Co Ltd	7,275
11,500	*	Pactiv Corp	287
13,900	*	Smurfit-Stone Container Corp	277
460,500		Uni-Charm Corp	22,959
44,734		UPM-Kymmene Oyj	851

		TOTAL PAPER AND ALLIED PRODUCTS	53,055

PERSONAL SERVICES - 0.02%
30,655		Cintas Corp	1,461
14,539		Davis Service Group plc	102

		TOTAL PERSONAL SERVICES	1,563

PETROLEUM AND COAL PRODUCTS - 4.72%
3,077,506		BHP Billiton Ltd	26,862
4,294,786		BP plc	37,930
143,442		BP plc (Spon ADR)	7,684
253,300		ChevronTexaco Corp	23,838
244,800		ConocoPhillips	18,676
1,971,637		ENI S.p.A.	39,148
3,611,399		ExxonMobil Corp	160,382
279,635		Fortum Oyj	3,572
43,940		Hellenic Petroleum S.A.	367
1,420,000		Lyondell Chemical Co	24,694
3,836,000		Nippon Oil Corp	24,152
5,529		Norsk Hydro ASA	359
33,558		Repsol YPF S.A.	735
1,015,764		Royal Dutch Petroleum Co	52,127
33,163		Shell Canada Ltd (U.S.)	1,595
9,800		Showa Shell Sekiyu KK	88
148,889		Suncor Energy, Inc	3,777
11,000		TonenGeneral Sekiyu KK	94

		TOTAL PETROLEUM AND COAL PRODUCTS	426,080

PIPELINES, EXCEPT NATURAL GAS - 0.04%
28,169	*	Enbridge, Inc	1,023
143,716		TransCanada Corp	2,830

		TOTAL PIPELINES, EXCEPT NATURAL GAS	3,853

PRIMARY METAL INDUSTRIES - 0.16%
161,614	*	Alcan, Inc	6,654
31,081		Arcelor	522
127,717		BHP Billiton plc	1,108
1,105,614	*	Corus Group plc	797
104,674		Dofasco, Inc	3,092
110,000		NEOMAX Co Ltd	1,783
47,000		Nippon Steel Corp	99
7,573		Ssab Svenskt Stal AB (Series B)	123
341,000		Sumitomo Metal Industries Ltd	403
37,450		Viohalco S.A.	269

		TOTAL PRIMARY METAL INDUSTRIES	14,850

PRINTING AND PUBLISHING - 1.35%
19,598		Arnoldo Mondadori Editore S.p.A.	186
5,000		Dai Nippon Printing Co Ltd	80
49,672		Eniro AB	379
131,900		Gannett Co, Inc	11,192
38,727		Gruppo Editoriale L’Espresso S.p.A.	233
46,706		Lagardere S.C.A.	2,918
11,100		New York Times Co (Class A)	496
636,835		News Corp Ltd	5,625
4,700		News Corp Ltd (Spon ADR)	155
30,384		Promotora de Informaciones S.A. (PRISA)	531
121,257		Quebecor World, Inc	2,659
103,035		R.R. Donnelley & Sons Co	3,402
760,408		Reed Elsevier NV	10,676
8,284,237		Reed Elsevier plc	80,526
5,548		Schibsted ASA	99
264,000		SCMP Group Ltd	105
50,248	*	Telecom Italia Media S.p.A.	21
63,760		Telefonica Publicidad e Informacion S.A.	423

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

12,000		Toppan Printing Co Ltd	136
36,011		Tribune Co	1,640
23,891		VNU NV	694

		TOTAL PRINTING AND PUBLISHING	122,176

RAILROAD TRANSPORTATION - 0.25%
1,751,343		Brambles Industries Ltd	7,320
50,738		Brambles Industries plc	196
64,400		Burlington Northern Santa Fe Corp	2,259
79,365		Canadian National Railway Co	3,460
81,595	*	Canadian National Railway Co (Canada)	3,515
2,542		CSX Corp	83
34,393		Firstgroup plc	175
94,000		Keihin Electric Express Railway Co Ltd	588
439,001		Kintetsu Corp	1,670
50,281		Mayne Group Ltd	119
12,000		Nippon Express Co Ltd	70
50,400		Norfolk Southern Corp	1,337
253,000		Tobu Railway Co Ltd	1,108
4,600		Union Pacific Corp	273

		TOTAL RAILROAD TRANSPORTATION	22,173

REAL ESTATE - 0.08%
14,800		Brookfield Properties Corp	422
228,000		CapitaLand Ltd	181
510,911		CFS Gandel Retail Trust	495
13,000		Cheung Kong Holdings Ltd	96
3,000	*	City Developments Ltd	5
30,000		City Developments Ltd	94
667,903		Commonwealth Property Office Fund	535
95,732		General Property Trust	233
23,583		Great Portland Estates plc	110
18,527		Hammerson plc	234
464,000		Hang Lung Properties Ltd	598
288,000		Henderson Land Development Co Ltd	1,241
47,000		Hopewell Holdings	95
235,000		Hysan Development Co Ltd	349
147,856		Mirvac Group	443
5,000		Mitsubishi Estate Co Ltd	62
7,000		Mitsui Fudosan Co Ltd	84
952,800		New World Development Co Ltd	702
33,000		Singapore Land Ltd	85
630,000		Sino Land Co Ltd	351
28,826		Slough Estates plc	235
14,048		Stockland Trust Group	51
79,800		Sun Hung Kai Properties Ltd	655
94,000		United Overseas Land Ltd	127

		TOTAL REAL ESTATE	7,483

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.01%
5,000		Bridgestone Corp	94
1,634		Michelin (C.G.D.E.) (B Shs)	90
20,700		Toyoda Gosei Co Ltd	488

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	672

SECURITY AND COMMODITY BROKERS - 1.52%
5,243		Australian Stock Exchange Ltd	57
396,500		Charles Schwab Corp	3,810
375,000		Daiwa Securities Group, Inc	2,694
52,117		Deutsche Boerse AG.	2,649
3,582		Euronext NV	100
131,725		Goldman Sachs Group, Inc	12,403
264,000		Hong Kong Exchanges & Clearing Ltd	542
14,000		Itochu Corp	63
1,600		Jafco Co Ltd	122
134,800		Lehman Brothers Holdings, Inc	10,144
1,133,600		Man Group plc	29,357
461,000		Marubeni Corp	1,132
408,800		Merrill Lynch & Co, Inc	22,067
13,000		Mitsubishi Corp	126
1,077,000		Mitsui & Co Ltd	8,064
476,182		Morgan Stanley	25,128
1,192,000		Nomura Holdings, Inc	17,643
19,376	*	OMHEX AB	232
24,587	*	Piper Jaffray Cos	1,112
83,000		Singapore Exchange Ltd	81

		TOTAL SECURITY AND COMMODITY BROKERS	137,526

College Retirement Equities Fund - Global Equities Account

PRINCIPAL			VALUE (000)

SPECIAL TRADE CONTRACTORS - 0.00%
11,000		Kinden Corp	69

		TOTAL SPECIAL TRADE CONTRACTORS	69

STONE, CLAY, AND GLASS PRODUCTS - 1.08%
366,000		Asahi Glass Co Ltd	3,807
15,633		BPB plc	116
11,963		Hanson plc	82
1,555,919		Holcim Ltd (Regd)	84,604
73,531		Pilkington plc	130
18,892		RMC Group plc	208
11,205		Sika AG.	6,164
26,000		Sumitomo Osaka Cement Co Ltd	71
32,000		Taiheiyo Cement Corp	80
254,000		Toto Ltd	2,672

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	97,934

TOBACCO PRODUCTS - 0.57%
998,988		Altria Group, Inc	49,999
141		Japan Tobacco, Inc	1,096
1,400		R.J. Reynolds Tobacco Holdings, Inc	95

		TOTAL TOBACCO PRODUCTS	51,190

TRANSPORTATION BY AIR - 0.13%
32,007		Air France	546
105,000		All Nippon Airways Co Ltd	344
8,008		BAA plc	80
101,000		Cathay Pacific Airways Ltd	190
87,800	*	Continental Airlines, Inc (Class B)	998
9,336	*	Deutsche Lufthansa AG. (Regd)	127
193,115		Iberia Lineas Aereas de Espana	554
304,000		Japan Airlines System Corp	972
341,100	*	Northwest Airlines Corp	3,793
12,565	*	SAS AB	96
190,000		Singapore Airlines Ltd	1,235
473,500		Swire Pacific Ltd (A Shs)	3,066

		TOTAL TRANSPORTATION BY AIR	12,001

TRANSPORTATION EQUIPMENT - 2.61%
730,895		Autoliv, Inc	30,844
1,167,294		BAE Systems plc	4,641
16,875		BBA Group plc	83
300,600		Boeing Co	15,358
1,476		Bombardier, Inc (Class A)	5
75,482		Bombardier, Inc (Class B)	226
4,590		Cobham plc	116
1,644		DaimlerChrysler AG. (Regd)	77
45,673		Delphi Corp	488
2,900		Denso Corp	68
3,191,242	*	Fiat S.p.A.	26,712
1,382,414		Finmeccanica S.p.A.	1,098
214,600		Ford Motor Co	3,358
33,900		General Dynamics Corp	3,366
232,000		General Motors Corp	10,809
43,400		Genuine Parts Co	1,722
90,000		Hino Motors Ltd	652
2,600		Honda Motor Co Ltd	125
79,300		Honeywell International, Inc	2,905
1,731		Jardine Cycle & Carriage Ltd	6
445,000		Kawasaki Heavy Industries Ltd	718
8,569		Kvaerner ASA	134
185,500		Lockheed Martin Corp	9,661
68,936		Magna International, Inc (Class A)	5,842
1,875,000		Mazda Motor Corp	6,599
53,000		Mitsui Engineering & Shipbuilding Co Ltd	93
965,100		Nissan Motor Co Ltd	10,729
143,400		Northrop Grumman Corp	7,701
2,900		Peugeot Citroen S.A.	161
2,892		Renault S.A.	220
21,832		Rolls-Royce Group plc	100
31,100		Shimano, Inc	741
39,018		Smiths Group plc	528
55,188		Textron, Inc	3,275
657,600		Toyota Industries Corp	15,790
1,160,300		Toyota Motor Corp	47,001
239,500		United Technologies Corp	21,909

College Retirement Equities Fund - Global Equities Account

PRINCIPAL					VALUE (000)

3,344		Valeo S.A.			139
2,449		Volkswagen AG.			103
29,235		Volvo AB (B Shs)			1,017
9,000		Yamaha Motor Co Ltd			140

		TOTAL TRANSPORTATION EQUIPMENT			235,260

TRANSPORTATION SERVICES - 0.00%
235		Kuoni Reisen Holding (Regd)			101
692		Toll Holdings Ltd			5

		TOTAL TRANSPORTATION SERVICES			106

TRUCKING AND WAREHOUSING - 0.86%
35,000		Mitsubishi Logistics Corp			332
49,000		Seino Transportation Co Ltd			506
615,000		Sumitomo Warehouse Co Ltd			2,604
855,448		United Parcel Service, Inc (Class B)			64,304
589,000		Yamato Transport Co Ltd			9,614

		TOTAL TRUCKING AND WAREHOUSING			77,360

WATER TRANSPORTATION - 0.32%
9,311		Associated British Ports Holdings plc			68
142,791		CP Ships Ltd			2,519
17,042		Frontline Ltd			586
15,000		Kamigumi Co Ltd			109
23,000		Kawasaki Kisen Kaisha Ltd			116
517,000		Mitsui OSK Lines Ltd			2,720
407,000		Neptune Orient Lines Ltd			558
146,000		Nippon Yusen Kabushiki Kaisha			673
155,504		Peninsular & Oriental Steam Navigation Co			620
491,500		Royal Caribbean Cruises Ltd			21,336

		TOTAL WATER TRANSPORTATION			29,305

WHOLESALE TRADE-DURABLE GOODS - 1.18%
2,871		AGFA Gevaert NV			71
12,000		Anritsu Corp			79
12,447		Beru AG.			954
197,000		Fuji Electric Co Ltd			533
1,450,307		Johnson & Johnson			80,782
47,300		Kuroda Electric Co Ltd			2,037
10,600		Mitsumi Electric Co Ltd			123
32,690		SSL International plc			165
48,000		Techtronic Industries Co			77
852,500		Terumo Corp			21,368

		TOTAL WHOLESALE TRADE-DURABLE GOODS			106,189

WHOLESALE TRADE-NONDURABLE GOODS - 0.96%
30,490		Alliance Unichem plc			361
28,500		AmerisourceBergen Corp			1,704
1,549,125		British American Tobacco plc			24,006
721,834		Celesio AG.			43,121
27,568		Ciba Specialty Chemicals AG. (Regd)			1,985
8,562		Clariant AG.			125
90,817		Fyffes plc			190
8,160		H. Lundbeck a/s			178
32,800		Kokuyo Co Ltd			414
50,000		Li & Fung Ltd			73
48,378		Loblaw Cos Ltd			2,205
77,600		McKesson Corp			2,664
207,438	*	Oriflame Cosmetics S.A. (SDR)			7,408
313,739		PaperlinX Ltd			1,060
109,207		Swedish Match AB			1,116
578		Weston (George) Ltd			40

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			86,650

		TOTAL COMMON STOCKS
		(Cost $8,086,893)			8,875,954

PRINCIPAL

SHORT TERM INVESTMENTS - 4.70%
COMMERCIAL PAPER - 0.65%
15,000,000		Greyhawk Funding LLC	1.090	07/19/04	14,990
11,000,000		Kitty Hawk Funding Corp	1.060	07/19/04	10,993
15,200,000		Nippon Building Fund, Inc	1.060	07/08/04	15,196
11,340,000		Praxair, Inc	1.250	07/08/04	11,337
6,128,000		Yorktown Capital, LLC	1.100	07/16/04	6,125

College Retirement Equities Fund - Global Equities Account

PRINCIPAL					VALUE (000)

	TOTAL COMMERCIAL PAPER				58,641

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.05%
	Federal Home Loan Bank (FHLB)
1,200,000			1.000	07/01/04	1,200
8,600,000			1.020	07/14/04	8,596
	Federal Home Loan Mortgage Corp (FHLMC)
3,600,000			1.050	07/13/04	3,598
7,950,000			1.165	07/20/04	7,944
2,200,000			1.170	07/27/04	2,198
33,000,000			1.055	08/11/04	32,950
12,600,000			1.055	08/12/04	12,581
64,800,000			1.070	08/16/04	64,687
9,200,000			1.170	08/17/04	9,184
11,900,000			1.230	08/23/04	11,876
33,600,000			1.055	09/07/04	33,514
3,222,000			1.090	09/15/04	3,212
	Federal National Mortgage Association (FNMA)
21,200,000			1.000	07/01/04	21,199
36,700,000			1.065	07/14/04	36,682
48,100,000			1.030	07/21/04	48,065
40,000,000			1.060	07/28/04	39,961
28,700,000			1.205	08/20/04	28,646

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				366,093

	TOTAL SHORT TERM INVESTMENTS				424,734
	(Cost $424,841)

	TOTAL PORTFOLIO	103.12%			9,312,616
	(Cost $8,522,320)
	OTHER ASSETS & LIABILITIES, NET	(3.12)%			(282,072)

	NET ASSETS	100.00%			$9,030,544

*     Non-income producing

b     In bankruptcy

e     All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.  Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

College Retirement Equities Fund - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT OF INVESTMENTS (Unaudited)
Money Market Account
June 30, 2004

Principal			Rate	Maturity Date	Value(000)

SHORT TERM INVESTMENTS - 99.86%
CERTIFICATES OF DEPOSIT -12.99%
50,000,000		Abbey National North America Llc	1.090	07/19/04	49,998
50,000,000		Abbey National Plc	1.090	07/20/04	49,998
50,000,000		Abbey National Plc	1.360	08/24/04	50,001
25,000,000		Abn Amro Bank N.V.	1.450	11/17/04	24,967
20,000,000		American Express Centurion Bank	1.210	07/20/04	20,000
15,000,000		American Express Centurion Bank	1.210	07/23/04	15,000
40,000,000		Bank Of America	1.060	07/15/04	39,998
44,030,000		Bank Of Montreal	1.120	07/14/04	44,030
50,000,000		Barclays Bank, Plc	1.180	07/22/04	50,000
50,000,000		Canadian Imperial Bank Of Commerce	1.070	07/15/04	49,998
10,000,000		Canadian Imperial Bank Of Commerce	1.350	08/04/04	10,001
50,000,000		Credit Agricole	1.430	10/26/04	49,960
33,000,000		Credit Agricole	1.420	04/05/05	32,736
25,000,000		Deutsche Bank	1.060	07/16/04	24,999
50,000,000		Deutsche Bank	1.070	07/26/04	49,995
25,000,000		Deutsche Bank	1.155	09/16/04	24,978
50,000,000		Dexia Bank	1.055	07/08/04	50,000
50,000,000		Dexia Bank	1.090	07/20/04	49,998
25,000,000		Dexia Bank	1.355	08/19/04	25,001
47,000,000		First Tennessee National Bank	1.080	07/19/04	46,998
50,000,000		Royal Bank Of Canada	1.455	11/18/04	49,935
50,000,000		Toronto Dominion Bank	1.350	08/17/04	50,000
25,000,000		Toronto Dominion Bank	1.660	12/09/04	24,974
6,450,000		Toronto Dominion Bank	1.130	12/31/04	6,422

		TOTAL CERTIFICATES OF DEPOSIT			889,987

COMMERCIAL PAPER - 55.27%
3,800,000		Abn Amro North America Finance, Inc	1.060	07/06/04	3,799
9,650,000		Abn Amro North America Finance, Inc	1.050	08/05/04	9,638
10,000,000		Abn Amro North America Finance, Inc	1.160	09/07/04	9,972
25,000,000		Abn Amro North America Finance, Inc	1.060	09/10/04	24,928
32,115,000		Abn Amro North America Finance, Inc	1.060	09/20/04	32,005
50,000,000		American Express Centurion Bank	1.060	07/02/04	50,000
50,000,000		American Express Credit Corp	1.110	07/09/04	50,000
25,000,000		American Honda Finance, Corp	1.070	07/07/04	24,995
11,000,000		American Honda Finance, Corp	1.060	07/19/04	10,993
11,000,000		American Honda Finance, Corp	1.220	04/11/05	11,009
10,000,000		Bank Of America	1.090	07/09/04	10,000
25,000,000		Bank Of America	1.060	07/19/04	24,999
50,000,000		Bank Of Nova Scotia	1.300	08/19/04	49,910
13,300,000		Barclays U.S. Funding Corp	1.370	08/25/04	13,271
4,850,000		Barclays U.S. Funding Corp	1.160	08/26/04	4,839
15,375,000		Barclays U.S. Funding Corp	1.450	09/27/04	15,318
36,500,000	c	Beta Finance, Inc	1.090	07/08/04	36,491
9,500,000	c	Beta Finance, Inc	1.100	07/21/04	9,494
8,500,000	c	Beta Finance, Inc	1.130	07/26/04	8,493
6,000,000	c	Beta Finance, Inc	1.100	07/27/04	5,995
24,610,000	c	Beta Finance, Inc	1.120	08/09/04	24,575
10,000,000	c	Beta Finance, Inc	1.450	09/03/04	9,974
21,450,000	c	Beta Finance, Inc	1.490	09/10/04	21,388
525,000	c	Beta Finance, Inc	1.220	10/08/04	523
7,000,000	c	Beta Finance, Inc	1.290	10/29/04	6,960
4,600,000	c	Cc (Usa), Inc	1.050	07/01/04	4,600
9,500,000		Cc (Usa), Inc	1.070	07/08/04	9,498
14,000,000	c	Cc (Usa), Inc	1.070	07/16/04	13,993
4,500,000	c	Cc (Usa), Inc	1.130	07/26/04	4,496
10,000,000	c	Cc (Usa), Inc	1.100	07/29/04	9,990
8,500,000	c	Cc (Usa), Inc	1.090	07/30/04	8,491
16,000,000	c	Cc (Usa), Inc	1.170	08/10/04	15,976
10,000,000		Cc (Usa), Inc	1.240	08/16/04	9,982
3,250,000	c	Cc (Usa), Inc	1.200	08/18/04	3,244
16,000,000	c	Cc (Usa), Inc	1.200	08/20/04	15,968
22,500,000	c	Ciesco Lp	1.070	07/06/04	22,496
13,600,000	c	Ciesco Lp	1.100	07/12/04	13,595
14,000,000		Ciesco Lp	1.120	07/15/04	13,993
39,466,000		Ciesco Lp	1.275	08/11/04	39,407
20,000,000		Ciesco Lp	1.270	08/13/04	19,969
27,000,000		Citicorp	1.070	07/07/04	26,994
20,000,000		Citicorp	1.070	07/09/04	19,994

College Retirement Equities Fund - Money Market Account

Principal			Rate	Maturity Date	Value(000)

35,500,000		Citicorp	1.070	07/12/04	35,487
15,000,000		Citicorp	1.230	07/29/04	14,985
14,000,000		Citicorp	1.300	08/19/04	13,975
30,000,000	c	Citigroup Global Markets	1.070	07/06/04	29,995
24,300,000	c	Coca-Cola Enterprises, Inc	1.080	07/09/04	24,293
14,500,000	c	Corporate Asset Funding Corp, Inc	1.060	07/07/04	14,497
30,234,000	c	Corporate Asset Funding Corp, Inc	1.150	07/23/04	30,212
25,000,000	c	Corporate Asset Funding Corp, Inc	1.130	07/26/04	24,979
31,500,000	c	Corporate Asset Funding Corp, Inc	1.210	07/27/04	31,471
3,460,000	c	Corporate Asset Funding Corp, Inc	1.170	08/02/04	3,456
40,000,000	c	Corporate Asset Funding Corp, Inc	1.450	09/07/04	39,889
6,500,000	c	Delaware Funding Corp	1.070	07/06/04	6,499
36,290,000	c	Delaware Funding Corp	1.070	07/12/04	36,277
15,000,000	c	Delaware Funding Corp	1.110	07/14/04	14,994
15,000,000	c	Delaware Funding Corp	1.200	07/19/04	14,990
37,000,000	c	Delaware Funding Corp	1.220	07/21/04	36,974
40,000,000	c	Delaware Funding Corp	1.240	07/22/04	39,970
16,500,000	c	Dorada Finance, Inc	1.070	07/14/04	16,493
8,000,000	c	Dorada Finance, Inc	1.290	07/23/04	7,993
16,245,000	c	Dorada Finance, Inc	1.100	07/27/04	16,231
25,000,000	c	Dorada Finance, Inc	1.100	07/30/04	24,975
39,870,000	c	Dorada Finance, Inc	1.110	08/05/04	39,820
7,000,000	c	Dorada Finance, Inc	1.100	08/06/04	6,991
17,100,000	c	Dorada Finance, Inc	1.090	08/09/04	17,076
15,000,000	c	Dorada Finance, Inc	1.230	08/11/04	14,977
5,000,000	c	Dorada Finance, Inc	1.490	09/08/04	4,986
40,000,000	c	Edison Asset Securitization, Llc	1.060	07/06/04	39,993
30,290,000	c	Edison Asset Securitization, Llc	1.360	07/12/04	30,276
40,115,000	c	Edison Asset Securitization, Llc	1.090	07/16/04	40,095
25,000,000	c	Edison Asset Securitization, Llc	1.100	08/05/04	24,969
8,448,000	c	Edison Asset Securitization, Llc	1.280	08/11/04	8,435
32,500,000		Fcar Owner Trust	1.050	07/07/04	32,493
11,500,000		Fcar Owner Trust	1.080	07/09/04	11,497
31,500,000		Fcar Owner Trust	1.200	08/09/04	31,456
26,000,000		Fcar Owner Trust	1.150	08/17/04	25,952
13,200,000		Fcar Owner Trust	1.320	09/17/04	13,156
19,000,000		Fcar Owner Trust	1.730	12/02/04	18,854
45,000,000	c	Fleet Funding Corp	1.070	07/08/04	44,989
25,000,000	c	Fleet Funding Corp	1.150	07/22/04	24,982
20,000,000	c	Fortune Brands	1.070	07/13/04	19,992
25,130,000	c	Fortune Brands	1.110	07/14/04	25,119
5,500,000		Fortune Brands	1.080	07/15/04	5,497
20,000,000	c	Fortune Brands	1.070	07/19/04	19,988
16,000,000	c	Fortune Brands	1.220	08/12/04	15,974
13,960,000	c	Fortune Brands	1.300	08/16/04	13,936
6,660,000		General Electric Capital Corp	1.070	07/12/04	6,658
4,090,000		General Electric Capital Corp	1.080	07/16/04	4,088
30,000,000		General Electric Capital Corp	1.120	07/22/04	29,979
30,000,000		General Electric Capital Corp	1.150	08/02/04	29,967
40,000,000		General Electric Capital Corp	1.320	08/18/04	39,925
10,000,000		Goldman Sachs Group, Lp	1.320	07/26/04	9,990
29,525,000		Goldman Sachs Group, Lp	1.350	08/24/04	29,461
35,000,000	c	Govco, Inc	1.065	07/01/04	34,999
10,000,000	c	Govco, Inc	1.110	07/13/04	9,996
10,960,000	c	Govco, Inc	1.080	07/21/04	10,953
15,695,000	c	Govco, Inc	1.280	07/29/04	15,679
17,000,000	c	Govco, Inc	1.250	08/04/04	16,979
19,300,000	c	Govco, Inc	1.260	08/05/04	19,276
7,000,000	c	Govco, Inc	1.250	08/23/04	6,985
7,650,000	c	Govco, Inc	1.350	09/07/04	7,629
25,000,000		Greenwich Capital Holdings, Inc.	1.170	08/06/04	24,967
50,000,000		Greenwich Capital Holdings, Inc.	1.330	08/23/04	49,895
7,210,000		Greenwich Capital Holdings, Inc.	1.450	09/10/04	7,189
45,840,000		Greenwich Capital Holdings, Inc.	1.460	09/15/04	45,692
15,500,000	c	Greyhawk Funding Llc	1.070	07/12/04	15,494
19,500,000	c	Greyhawk Funding Llc	1.100	07/07/04	19,496
25,000,000	c	Greyhawk Funding Llc	1.050	07/08/04	24,994
25,000,000	c	Greyhawk Funding Llc	1.120	07/13/04	24,990
40,000,000	c	Greyhawk Funding Llc	1.140	07/16/04	39,981
15,000,000	c	Greyhawk Funding Llc	1.140	07/22/04	14,990
10,000,000	c	Greyhawk Funding Llc	1.260	07/26/04	9,991
15,000,000		Harris Trust And Savings Bank	1.570	12/30/04	14,970
8,645,000	c	Kitty Hawk Funding Corp	1.130	07/12/04	8,641
14,857,000	c	Kitty Hawk Funding Corp	1.120	07/14/04	14,851
31,500,000	c	Kitty Hawk Funding Corp	1.200	07/15/04	31,484
6,000,000	c	Kitty Hawk Funding Corp	1.300	07/27/04	5,995
50,000,000	c	Kitty Hawk Funding Corp	1.210	08/16/04	49,912

College Retirement Equities Fund - Money Market Account

Principal			Rate	Maturity Date	Value(000)

31,830,000	c	Kitty Hawk Funding Corp	1.480	09/20/04	31,721
7,050,000	c	Kitty Hawk Funding Corp	1.510	11/09/04	7,006
30,000,000	c	Links Finance L.L.C.	1.090	07/27/04	29,974
30,000,000	c	Links Finance L.L.C.	1.470	07/01/04	29,999
25,000,000		Morgan Stanley Dean Witter	1.070	07/06/04	24,996
25,000,000		Morgan Stanley Dean Witter	1.090	07/12/04	24,991
40,000,000		Morgan Stanley Dean Witter	1.280	08/10/04	39,942
25,900,000		Paccar Financial Corp	1.020	07/01/04	25,899
8,400,000		Paccar Financial Corp	1.060	07/08/04	8,398
8,150,000		Paccar Financial Corp	1.450	09/16/04	8,123
7,000,000		Paccar Financial Corp	1.910	01/24/05	6,924
17,135,000		Paccar Financial Corp	2.000	02/23/05	16,907
30,000,000	c	Park Avenue Receivables Corp	1.200	07/20/04	29,980
10,695,000	c	Park Avenue Receivables Corp	1.210	07/21/04	10,687
22,060,000	c	Park Avenue Receivables Corp	1.210	07/23/04	22,043
14,673,000	c	Park Avenue Receivables Corp	1.200	08/03/04	14,656
13,000,000	c	Pfizer, Inc	1.480	09/21/04	12,955
16,990,000	c	Pfizer, Inc	1.040	07/09/04	16,986
20,050,000	c	Pfizer, Inc	1.060	07/13/04	20,042
21,200,000	c	Pfizer, Inc	1.070	07/15/04	21,191
7,867,000	c	Pfizer, Inc	1.100	07/19/04	7,862
50,000,000	c	Pfizer, Inc	1.090	07/21/04	49,969
11,000,000	c	Pfizer, Inc	1.250	08/11/04	10,983
9,710,000	c	Pfizer, Inc	1.050	09/10/04	9,682
44,735,000	c	Preferred Receivables Funding Corp	1.070	07/06/04	44,727
10,581,000	c	Preferred Receivables Funding Corp	1.290	07/22/04	10,573
12,025,000	c	Private Export Funding Corp	1.090	08/12/04	12,006
16,619,000	c	Private Export Funding Corp	1.120	08/25/04	16,583
20,000,000	c	Private Export Funding Corp	1.490	11/17/04	19,868
4,500,000	c	Private Export Funding Corp	1.490	11/23/04	4,469
20,000,000	c	Private Export Funding Corp	1.560	11/30/04	19,848
28,265,000	c	Proctor & Gamble	1.150	07/20/04	28,247
25,000,000	c	Receivables Capital Corp	1.080	07/07/04	24,995
25,000,000	c	Receivables Capital Corp	1.080	07/08/04	24,994
24,470,000	c	Receivables Capital Corp	1.110	07/13/04	24,460
10,350,000	c	Receivables Capital Corp	1.250	07/21/04	10,342
25,000,000	c	Receivables Capital Corp	1.310	07/29/04	24,974
7,000,000	c	Receivables Capital Corp	1.100	08/06/04	6,991
18,000,000	c	Receivables Capital Corp	1.590	12/01/04	17,862
12,325,000	c	Receivables Capital Corp \	1.200	07/12/04	12,320
25,000,000		Regions Bank (Alabama)	1.420	04/12/05	24,795
10,000,000		Royal Bank Of Scotland Plc	1.070	07/12/04	9,996
3,785,000		Royal Bank Of Scotland Plc	1.070	07/13/04	3,783
6,800,000		Royal Bank Of Scotland Plc	1.160	08/26/04	6,785
30,000,000	c	Sigma Finance, Inc	1.230	08/11/04	29,954
4,500,000	c	Sigma Finance, Inc	1.210	10/18/04	4,478
21,645,000	c	Sigma Finance, Inc	1.190	10/22/04	21,535
10,000,000		Sigma Finance, Inc	1.239	12/20/04	9,999
9,754,000	c	Sigma Finance, Inc	1.470	07/01/04	9,754
20,000,000	c	Sigma Finance, Inc	1.520	09/27/04	19,925
40,000,000		Societe Generale North America, Inc	1.270	08/16/04	39,929
50,000,000		Societe Generale North America, Inc	1.300	08/18/04	49,912
30,000,000		Societe Generale North America, Inc	1.090	09/02/04	29,923
31,575,000		Ubs Finance, (Delaware) Inc	1.315	08/12/04	31,525
10,400,000		Ubs Finance, (Delaware), Inc	1.050	07/06/04	10,398
8,250,000		Ubs Finance, (Delaware), Inc	1.060	07/13/04	8,247
24,249,000		Ubs Finance, (Delaware), Inc	1.150	07/15/04	24,238
34,000,000		Ubs Finance, (Delaware), Inc	1.185	08/09/04	33,952
7,500,000		Ubs Finance, (Delaware), Inc	1.280	09/10/04	7,478
25,000,000		Variable Funding Capital Corp	1.050	07/02/04	24,999
10,000,000	c	Variable Funding Capital Corp	1.100	07/13/04	9,996
25,000,000		Variable Funding Capital Corp	1.350	08/17/04	24,955
20,000,000		Westdeutsche Landesbank Ny	1.300	09/07/04	19,944
1,500,000		Westdeutsche Landesbank Ny	1.370	10/08/04	1,493
40,000,000	c	Yorktown Capital, Llc	1.100	07/01/04	39,999
10,000,000	c	Yorktown Capital, Llc	1.140	07/02/04	9,999
4,509,000	c	Yorktown Capital, Llc	1.100	07/09/04	4,508
13,500,000	c	Yorktown Capital, Llc	1.170	07/13/04	13,494
25,000,000	c	Yorktown Capital, Llc	1.360	07/14/04	24,987
22,035,000	c	Yorktown Capital, Llc	1.100	07/16/04	22,024
9,564,000	c	Yorktown Capital, Llc	1.130	07/19/04	9,558
9,020,000	c	Yorktown Capital, Llc	1.240	07/21/04	9,013

		TOTAL COMMERCIAL PAPER			3,785,239

MEDIUM TERM NOTES - 1.82%
25,000,000		Cc (Usa), Inc	1.110	02/09/05	24,988
25,000,000		Cc (Usa), Inc	1.420	02/10/05	24,891

College Retirement Equities Fund - Money Market Account

Principal		Rate	Maturity Date	Value(000)

25,000,000	Beta Finance, Inc	1.440	02/15/05	24,891
20,000,000	J.P. Morgan Chase & Co	1.420	02/24/05	20,033
30,000,000	American Honda Finance, Corp	1.130	05/06/05	29,993

	TOTAL MEDIUM TERM NOTES			124,796

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 27.09%
2,010,000	Federal Farm Credit Bank (FFCB)	1.070	11/05/04	1,998
20,000,000	Federal Farm Credit Bank (FFCB)	1.070	12/03/04	19,844
16,829,000	Federal Farm Credit Bank (FFCB)	1.100	11/17/04	16,718
1,420,000	Federal Farm Credit Bank (FFCB)	1.180	12/14/04	1,408
10,975,000	Federal Farm Credit Bank (FFCB)	1.230	10/01/04	10,930
4,500,000	Federal Home Loan Bank (FHLB)	1.020	07/14/04	4,498
20,000,000	Federal Home Loan Bank (FHLB)	1.030	07/09/04	19,995
50,000,000	Federal Home Loan Bank (FHLB)	1.045	08/20/04	49,910
16,270,000	Federal Home Loan Bank (FHLB)	1.055	07/23/04	16,259
25,000,000	Federal Home Loan Bank (FHLB)	1.060	07/30/04	24,977
3,700,000	Federal Home Loan Bank (FHLB)	1.055	09/22/04	3,687
7,905,000	Federal Home Loan Bank (FHLB)	1.090	10/08/04	7,870
1,549,000	Federal Home Loan Bank (FHLB)	1.100	09/17/04	1,544
7,000,000	Federal Home Loan Bank (FHLB)	1.100	12/27/04	6,937
1,510,000	Federal Home Loan Bank (FHLB)	1.140	11/09/04	1,501
15,470,000	Federal Home Loan Bank (FHLB)	1.200	04/01/05	15,354
6,740,000	Federal Home Loan Bank (FHLB)	1.200	07/20/04	6,736
9,966,000	Federal Home Loan Bank (FHLB)	1.200	08/02/04	9,956
9,270,000	Federal Home Loan Bank (FHLB)	1.200	10/13/04	9,227
61,050,000	Federal Home Loan Bank (FHLB)	1.200	10/20/04	60,746
8,000,000	Federal Home Loan Bank (FHLB)	1.210	08/04/04	7,991
7,151,000	Federal Home Loan Bank (FHLB)	1.230	01/14/05	7,077
7,000,000	Federal Home Loan Bank (FHLB)	1.250	08/25/04	6,986
71,788,000	Federal Home Loan Bank (FHLB)	1.255	07/28/04	71,728
25,000,000	Federal Home Loan Bank (FHLB)	1.255	11/03/04	24,851
18,655,000	Federal Home Loan Bank (FHLB)	1.300	08/10/04	18,630
28,100,000	Federal Home Loan Bank (FHLB)	1.300	08/13/04	28,057
20,350,000	Federal Home Loan Bank (FHLB)	1.385	11/05/04	20,227
34,000,000	Federal Home Loan Bank (FHLB)	1.470	11/10/04	33,786
3,345,000	Federal Home Loan Bank (FHLB)	1.540	12/03/04	3,319
7,300,000	Federal Home Loan Mortgage Corp (FHLMC)	1.020	07/19/04	7,296
20,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.050	07/13/04	19,993
10,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.050	11/15/04	9,935
18,500,000	Federal Home Loan Mortgage Corp (FHLMC)	1.060	08/02/04	18,481
45,735,000	Federal Home Loan Mortgage Corp (FHLMC)	1.055	08/03/04	45,688
42,015,000	Federal Home Loan Mortgage Corp (FHLMC)	1.055	08/12/04	41,953
6,015,000	Federal Home Loan Mortgage Corp (FHLMC)	1.055	09/21/04	5,994
5,720,000	Federal Home Loan Mortgage Corp (FHLMC)	1.080	12/20/04	5,671
1,623,000	Federal Home Loan Mortgage Corp (FHLMC)	1.090	10/07/04	1,616
27,030,000	Federal Home Loan Mortgage Corp (FHLMC)	1.090	12/01/04	26,822
39,888,000	Federal Home Loan Mortgage Corp (FHLMC)	1.100	12/02/04	39,579
1,295,000	Federal Home Loan Mortgage Corp (FHLMC)	1.115	10/05/04	1,289
7,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.165	07/20/04	6,996
25,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.170	07/27/04	24,980
6,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.170	08/17/04	5,990
13,155,000	Federal Home Loan Mortgage Corp (FHLMC)	1.170	10/12/04	13,094
7,050,000	Federal Home Loan Mortgage Corp (FHLMC)	1.200	08/10/04	7,041
29,090,000	Federal Home Loan Mortgage Corp (FHLMC)	1.210	12/30/04	28,812
16,800,000	Federal Home Loan Mortgage Corp (FHLMC)	1.230	08/23/04	16,768
34,063,000	Federal Home Loan Mortgage Corp (FHLMC)	1.240	08/24/04	33,996
25,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.260	08/19/04	24,957
25,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.270	02/11/05	24,891
900,000	Federal Home Loan Mortgage Corp (FHLMC)	1.300	07/15/04	900
25,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.360	10/04/04	24,893
38,770,000	Federal Home Loan Mortgage Corp (FHLMC)	1.430	09/09/04	38,668
25,710,000	Federal Home Loan Mortgage Corp (FHLMC)	1.430	11/04/04	25,556
20,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.450	11/16/04	19,869
9,250,000	Federal Home Loan Mortgage Corp (FHLMC)	1.450	12/03/04	9,178
8,008,000	Federal Home Loan Mortgage Corp (FHLMC)	1.500	11/30/04	7,947
2,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.500	12/28/04	1,981
4,260,000	Federal Home Loan Mortgage Corp (FHLMC)	1.510	03/10/05	4,198
22,957,000	Federal Home Loan Mortgage Corp (FHLMC)	1.550	01/11/05	22,723
20,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.585	01/05/05	19,803
12,075,000	Federal Home Loan Mortgage Corp (FHLMC)	1.590	01/11/05	11,952
21,175,000	Federal Home Loan Mortgage Corp (FHLMC)	1.600	11/02/04	21,050
3,570,000	Federal Home Loan Mortgage Corp (FHLMC)	1.620	11/09/04	3,548
460,000	Federal Home Loan Mortgage Corp (FHLMC)	1.650	02/08/05	454
10,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.740	12/14/04	9,917
36,675,000	Federal Home Loan Mortgage Corp (FHLMC)	1.875	01/15/05	36,673
40,840,000	Federal National Mortgage Association (FNMA)	1.000	07/01/04	40,839
25,000,000	Federal National Mortgage Association (FNMA)	1.030	07/21/04	24,984

College Retirement Equities Fund - Money Market Account

Principal		Rate	Maturity Date	Value(000)

37,300,000	Federal National Mortgage Association (FNMA)	1.065	07/14/04	37,285
10,000,000	Federal National Mortgage Association (FNMA)	1.070	09/01/04	9,977
25,000,000	Federal National Mortgage Association (FNMA)	1.080	08/04/04	24,970
47,100,000	Federal National Mortgage Association (FNMA)	1.080	09/17/04	46,946
20,000,000	Federal National Mortgage Association (FNMA)	1.090	07/23/04	19,986
37,705,000	Federal National Mortgage Association (FNMA)	1.110	11/12/04	37,465
46,640,000	Federal National Mortgage Association (FNMA)	1.120	08/11/04	46,575
7,000,000	Federal National Mortgage Association (FNMA)	1.180	08/25/04	6,986
35,830,000	Federal National Mortgage Association (FNMA)	1.180	12/10/04	35,538
27,020,000	Federal National Mortgage Association (FNMA)	1.200	12/01/04	26,812
15,000,000	Federal National Mortgage Association (FNMA)	1.200	12/31/04	14,856
50,000,000	Federal National Mortgage Association (FNMA)	1.210	08/13/04	49,924
50,795,000	Federal National Mortgage Association (FNMA)	1.205	08/20/04	50,704
81,732,000	Federal National Mortgage Association (FNMA)	1.205	12/02/04	81,099
27,000,000	Federal National Mortgage Association (FNMA)	1.240	01/07/05	26,731
870,000	Federal National Mortgage Association (FNMA)	1.290	08/06/04	869
7,475,000	Federal National Mortgage Association (FNMA)	1.310	11/18/04	7,425
27,430,000	Federal National Mortgage Association (FNMA)	1.325	09/08/04	27,359
25,000,000	Federal National Mortgage Association (FNMA)	1.430	09/22/04	24,913
12,063,000	Federal National Mortgage Association (FNMA)	1.430	10/15/04	12,006
19,952,000	Federal National Mortgage Association (FNMA)	1.540	03/04/05	19,662
4,480,000	Federal National Mortgage Association (FNMA)	1.890	04/29/05	4,392

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			1,862,202

VARIABLE NOTES - 2.59%

50,000,000	National City Corp	1.150	07/30/04	50,000
40,000,000	Canadian Imperial Bank Of Commerce	1.270	07/29/04	40,000
50,000,000	Suntrust	1.210	10/25/04	50,005
2,310,000	Sigma Finance, Inc	1.280	10/21/04	2,298
25,000,000	Sigma Finance, Inc	1.175	03/10/05	24,995
10,000,000	First Union Corp	1.891	03/31/05	10,030

	TOTAL VARIABLE NOTES			177,328

	TOTAL SHORT TERM INVESTMENTS (Cost $6,842,986)			6,839,552

TOTAL PORTFOLIO - 99.86% (Cost $6,842,986)				6,839,552
OTHER ASSETS & LIABILITIES , NET - 0.14%				9,408
NET ASSETS - 100.00%

				$6,848,960

c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

College Retirement Equities Fund - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT OF INVESTMENTS (Unaudited)
Equity Index Account
June 30, 2004

PRINCIPAL/SHARES				VALUE (000)

CORPORATE BONDS - 0.00%
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
	$46,000	*	Brookfield Homes Corp
			12.000%, 06/30/20	$47
	30,000	f*	National Health Investors, Inc
			9.000%, 01/01/06	117

			TOTAL HOLDING AND OTHER INVESTMENT OFFICES	164

			TOTAL CORPORATE BONDS
			(Cost $30)	164

SHARES

PREFERRED STOCKS - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
	17,762	*	NiSource, Inc (Sails)	45

			TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	45

			TOTAL PREFERRED STOCKS
			(Cost $36)	45

COMMON STOCKS - 99.26%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
	2,319		Alico, Inc	93
	24,664		Delta & Pine Land Co	541

			TOTAL AGRICULTURAL PRODUCTION-CROPS	634

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
	229		Seaboard Corp	114

			TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	114

AMUSEMENT AND RECREATION SERVICES - 0.19%
	33,336	*	Alliance Gaming Corp	572
	16,897	*	Argosy Gaming Co	635
	22,391	*	Aztar Corp	627
	193,502	*	Caesars Entertainment, Inc	2,903
	4,078		Churchill Downs, Inc	166
	6,706		Dover Downs Gaming & Entertainment, Inc	75
	10,103		Dover Motorsport, Inc	40
	19,767	*	Gaylord Entertainment Co	620
	73,618		Harrah’s Entertainment, Inc	3,983
	20,427		International Speedway Corp (Class A)	994
	9,907	*	Isle Of Capri Casinos, Inc	173
	9,936	*	Lakes Entertainment, Inc	115
	26,149	*	Magna Entertainment Corp (Class A)	154
	14,684	*	MTR Gaming Group, Inc	161
	15,334	e*	Multimedia Games, Inc	411
	4,837	*	Nevada Gold & Casinos, Inc	65
	20,750	*	Penn National Gaming, Inc	689
	61,341	e*	Six Flags, Inc	445
	9,500		Speedway Motorsports, Inc	318
	27,478		Station Casinos, Inc	1,330
	10,890	*	Sunterra Corp	137
	14,426	*	WMS Industries, Inc	430
	8,652		World Wrestling Federation Entertainment, Inc	110

			TOTAL AMUSEMENT AND RECREATION SERVICES	15,153

APPAREL AND ACCESSORY STORES - 0.62%
	60,736		Abercrombie & Fitch Co (Class A)	2,354
	35,932	*	Aeropostale, Inc	967
	34,651	*	American Eagle Outfitters, Inc	1,002
	44,365	*	AnnTaylor Stores Corp	1,286
	4,923	*	Bebe Stores, Inc	98
	4,896		Buckle, Inc	138
	12,020		Burlington Coat Factory Warehouse Corp	232
	6,195	*	Cache, Inc	84
	4,265	*	Carter’s, Inc	124
	19,783	*	Casual Male Retail Group, Inc	144
	10,200		Cato Corp (Class A)	229
	7,344	*	Charlotte Russe Holding, Inc	157
	74,575	*	Charming Shoppes, Inc	666
	57,792	*	Chico’s FAS, Inc	2,610
	10,978	*	Children’s Place Retail Stores, Inc	258
	24,359		Christopher & Banks Corp	431
	53,738		Claire’s Stores, Inc	1,166
	2,900		Deb Shops, Inc	70
	14,600	*	Dress Barn, Inc	250
	12,165	*	Finish Line, Inc (Class A)	367
	93,845		Foot Locker, Inc	2,284
	11,369	b,e*	Footstar, Inc	62
	418,710		Gap, Inc	10,154
	14,271	*	Genesco, Inc	337
	12,238		Goody’s Family Clothing, Inc	127
	19,588	*	Gymboree Corp	301
	31,268	*	Hot Topic, Inc	641
	5,304*		JOS A. Bank Clothiers, Inc	166
	289,622		Limited Brands, Inc	5,416
	66,372		Nordstrom, Inc	2,828
	5,734		Oshkosh B’gosh, Inc (Class A)	143
	49,699	*	Pacific Sunwear Of California, Inc	973
	44,378	*	Payless Shoesource, Inc	662
	102,448		Ross Stores, Inc	2,742
	5,056	*	Shoe Carnival, Inc	76
	12,148	*	Stage Stores, Inc	457
	15,617		Talbots, Inc	611
	337,433		TJX Cos, Inc	8,146
	22,498	*	Too, Inc	376
	16,372	*	Urban Outfitters, Inc	997

			TOTAL APPAREL AND ACCESSORY STORES	50,132

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
	17,575		Albany International Corp (Class A)	590
	24,838	*	Collins & Aikman Corp	139
	8,900	*	Columbia Sportswear Co	486
	12,928	*	DHB Industries, Inc	196
	9,658	*	Guess?, Inc	155
	14,824	*	Hartmarx Corp	93
	28,400	*	Interface, Inc (Class A)	248
	80,289		Jones Apparel Group, Inc	3,170
	17,598		Kellwood Co	766
	71,346		Liz Claiborne, Inc	2,567
	33,312	*	Mohawk Industries, Inc	2,443
	8,598		Oxford Industries, Inc	375
	16,170		Phillips-Van Heusen Corp	311
	27,979		Polo Ralph Lauren Corp	964
	36,082	*	Quiksilver, Inc	859
	54,419		VF Corp	2,650
	29,759	*	Warnaco Group, Inc	633

			TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,645

AUTO REPAIR, SERVICES AND PARKING - 0.03%
	6,029	*	Amerco, Inc	143
	11,986		Central Parking Corp	224
	16,357	*	Dollar Thrifty Automotive Group, Inc	449
	10,010	*	Midas, Inc	174
	6,088	*	Monro Muffler Brake, Inc	148
	39,149		Ryder System, Inc	1,569

			TOTAL AUTO REPAIR, SERVICES AND PARKING	2,707

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
	48,071	*	Advance Auto Parts	2,124
	3,642	*	America's Car Mart, Inc	109
	7,927	*	Asbury Automotive Group, Inc	119
	116,205	*	Autonation, Inc	1,987
	42,391	e*	Autozone, Inc	3,396
	68,572	*	Carmax, Inc	1,500
	44,653	*	Copart, Inc	1,192
	30,156	*	CSK Auto Corp	517
	12,620	*	Group 1 Automotive, Inc	419
	9,249		Lithia Motors, Inc (Class A)	229
	7,544	*	MarineMax, Inc	216
	30,024	*	O'Reilly Automotive, Inc	1,357
	3,780	*	Rush Enterprises, Inc	49
	17,944		Sonic Automotive, Inc	397
	12,416		United Auto Group, Inc	381
	8,587	*	West Marine, Inc	231

			TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	14,223

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.02%
	7,932		Building Materials Holding Corp	150
	10,926	*	Central Garden & Pet Co	391
	40,018	e	Fastenal Co	2,274
	1,462,502		Home Depot, Inc	51,480
	70,536		Louisiana-Pacific Corp	1,668
	512,891		Lowe's Cos	26,952

			TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	82,915

BUSINESS SERVICES - 7.04%
	14,084	*	24/7 Real Media, Inc	79
	254,240	*	3Com Corp	1,589
	16,389		Aaron Rents, Inc	543
	24,586		ABM Industries, Inc	479
	27,360	*	ActivCard Corp	199
	87,547	*	Activision, Inc	1,392
	33,531	*	Actuate Corp	132
	49,025		Acxiom Corp	1,217
	14,023	e*	Administaff, Inc	233
	154,512		Adobe Systems, Inc	7,185
	20,832	*	Advent Software, Inc	376
	19,800		Advo, Inc	652
	75,211	*	Affiliated Computer Services, Inc (Class A)	3,982
	33,812	*	Agile Software Corp	296
	69,182	e*	Akamai Technologies, Inc	1,242
	25,966	*	Alliance Data Systems Corp	1,097
	13,473	e*	Altiris, Inc	372
	11,399	e*	AMN Healthcare Services, Inc	174
	4,645	*	Ansoft Corp	71
	9,958	*	Ansys, Inc	468
	17,474	*	Anteon International Corp	570
	30,773	*	Aquantive, Inc	304
	20,048	*	Arbitron, Inc	732
	177,822	e*	Ariba, Inc	352
	18,507	*	Armor Holdings, Inc	629
	38,700	*	Ascential Software Corp	619
	22,878	*	Asiainfo Holdings, Inc	121
	30,984	*	Ask Jeeves, Inc	1,209
	30,600	*	Aspect Communications Corp	435
	26,763	e*	Aspen Technology, Inc	194
	5,092	*	Asset Acceptance Capital Corp	87
	22,131	*	At Road, Inc	169
	5,156	*	Atari, Inc	12
	26,919	*	Autobytel, Inc	244
	78,329		Autodesk, Inc	3,353
	385,193		Automatic Data Processing, Inc	16,132
	244,376	*	BEA Systems, Inc	2,009
	74,703	*	Bisys Group, Inc	1,050
	5,811	*	Blue Coat Systems, Inc	195
	155,103	*	BMC Software, Inc	2,869
	52,351	*	Borland Software Corp	444
	11,600		Brady Corp (Class A)	535

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	36,792		Brink’s Co	1,260
	170,937	*	Brocade Communications Systems, Inc	1,022
	19,029	*	CACI International, Inc (Class A)	770
	177,696	*	Cadence Design Systems, Inc	2,600
	20,828	*	Captaris, Inc	135
	13,113	*	Carreker Corp	131
	33,798	e*	Catalina Marketing Corp	618
	8,288	*	CCC Information Services Group, Inc	139
	7,981		CDI Corp	276
	677,537		Cendant Corp	16,586
	88,157	*	Ceridian Corp	1,984
	18,797	e*	Cerner Corp	838
	36,299		Certegy, Inc	1,408
	52,711	e*	Checkfree Corp	1,581
	55,707	*	ChoicePoint, Inc	2,544
	46,459	*	Chordiant Software, Inc	212
	33,000	*	Ciber, Inc	271
	109,815	*	Citrix Systems, Inc	2,236
	8,583	*	Clarus Corp	99
	244,281	*	CMGI, Inc	476
	82,662	*	CNET Networks, Inc	915
	85,948	*	Cognizant Technology Solutions Corp	2,184
	308,102	e	Computer Associates International, Inc	8,645
	4,012		Computer Programs & Systems, Inc	82
	119,993	*	Computer Sciences Corp	5,571
	250,835	*	Compuware Corp	1,656
	11,530	*	Concord Communications, Inc	132
	16,965	*	Concur Technologies, Inc	182
	98,532	*	Convergys Corp	1,517
	21,029	*	Corillian Corp	106
	10,398	*	CoStar Group, Inc	478
	13,004	*	Covansys Corp	134
	34,780	*	CSG Systems International, Inc	720
	9,005	*	Cyberguard Corp	73
	17,707	*	Cybersource Corp	148
	35,076		Deluxe Corp	1,526
	23,401	*	Dendrite International, Inc	435
	8,223	*	Digimarc Corp	110
	22,736	*	Digital Insight Corp	471
	20,662	*	Digital River, Inc	674
	3,973	*	DigitalNet Holdings, Inc	81
	78,381	*	DoubleClick, Inc	609
	52,577	*	DST Systems, Inc	2,528
	49,481	*	Dun & Bradstreet Corp	2,668
	49,239	*	E.piphany, Inc	238
	89,790	*	Earthlink, Inc	929
	18,386	*	Echelon Corp	206
	23,652	*	Eclipsys Corp	361
	10,302	*	eCollege.com, Inc	165
	8,103	*	Education Lending Group, Inc	144
	31,021	*	eFunds Corp	543
	11,677		Electro Rent Corp	122
	193,591	*	Electronic Arts, Inc	10,560
	303,564	e	Electronic Data Systems Corp	5,813
	13,753	*	Embarcadero Technologies, Inc	170
	136,198	*	Enterasys Networks, Inc	287
	41,212	*	Entrust, Inc	185
	26,891	*	Epicor Software Corp	378
	8,841	*	EPIQ Systems, Inc	128
	93,668		Equifax, Inc	2,318
	15,409	*	eSpeed, Inc (Class A)	272
	69,995	*	Extreme Networks, Inc	386
	22,340	*	F5 Networks, Inc	592
	13,201		Factset Research Systems, Inc	624
	45,737		Fair Isaac Corp	1,527
	25,243	*	Filenet Corp	797
	12,603	e*	FindWhat.com	292
	2,000	*	First Advantage Corp	38
	569,214		First Data Corp	25,341
	125,580	*	Fiserv, Inc	4,884
	24,349	*	Freemarkets, Inc	159
	28,161	*	Getty Images, Inc	1,690
	15,357		Gevity HR, Inc	402
	3,271	*	Greg Manning Auctions, Inc	50
	616		Grey Global Group, Inc	607
	8,070	*	Group 1 Software, Inc	185
	12,541	*	GSI Commerce, Inc	121
	38,459		GTECH Holdings Corp	1,781
	31,752	*	Harris Interactive, Inc	213
	9,634		Healthcare Services Group	147
	10,900	*	Heidrick & Struggles International, Inc	324
	43,963		Henry (Jack) & Associates, Inc	884
	61,733	e*	Homestore, Inc	246
	6,454	*	Hudson Highland Group, Inc	198
	26,320	*	Hyperion Solutions Corp	1,151
	13,440	*	IDX Systems Corp	429
	12,987	*	iGate Corp	52
	23,575		Imation Corp	1,005
	161,389		IMS Health, Inc	3,783
	10,169	*	Infocrossing, Inc	137
	55,579	*	Informatica Corp	424
	20,686	*	Infospace, Inc	787
	20,612	*	infoUSA, Inc	209
	4,522	*	Innovative Solutions & Support, Inc	88
	23,142	*	Interactive Data Corp	403
	1,650	*	InterActiveCorp Wts 02/04/09	57
	29,403	*	Intergraph Corp	760

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	24,676	*	Internet Capital Group, Inc	191
	26,357	*	Internet Security Systems, Inc	404
	4,168		Interpool, Inc	70
	275,488	e*	Interpublic Group Of Cos, Inc	3,782
	4,587	*	Intersections, Inc	110
	5,555	*	Intervideo, Inc	72
	26,296	*	Interwoven, Inc	266
	11,196	*	Intrado, Inc	180
	122,191	*	Intuit, Inc	4,714
	28,643	*	Ipass, Inc	303
	6,801	*	iPayment, Inc	279
	44,036	*	Iron Mountain, Inc	2,125
	4,363	*	IVAX Diagnostics, Inc	28
	17,246	*	iVillage, Inc	110
	18,698	*	JDA Software Group, Inc	246
	343,555	*	Juniper Networks, Inc	8,441
	10,135	*	Jupitermedia Corp	144
	34,016	*	Keane, Inc	466
	11,143		Kelly Services, Inc (Class A)	332
	12,200	*	Keynote Systems, Inc	168
	16,544	*	Kforce, Inc	156
	27,212	*	KFX ,Inc	207
	3,858	*	Kintera, Inc	40
	21,800	*	Korn/Ferry International	422
	24,054	*	Kroll, Inc	887
	20,129	*	Kronos, Inc	829
	26,822	*	Labor Ready, Inc	416
	49,089	*	Lamar Advertising Co	2,128
	36,033	*	Lawson Software, Inc	255
	30,197	*	Lionbridge Technologies	231
	61,886	e*	Looksmart Ltd	134
	44,740	*	Macromedia, Inc	1,098
	31,963	*	Macrovision Corp	800
	15,957	*	Magma Design Automation, Inc	307
	19,563	*	Manhattan Associates, Inc	604
	57,125		Manpower, Inc	2,900
	10,910	*	Mantech International Corp (Class A)	205
	46,024	*	Manugistics Group, Inc	150
	15,415	*	MAPICS, Inc	163
	13,097	*	Mapinfo Corp	139
	2,662	*	Marchex, Inc	30
	12,464	*	Marimba, Inc	101
	6,760	*	Marketwatch.com, Inc	79
	3,847	*	Marlin Business Services, Inc	58
	31,524	*	Matrixone, Inc	218
	5,014		McGrath RentCorp	185
	7,090	e*	Medical Staffing Network Holdings, Inc	46
	6,610	*	MedQuist, Inc	76
	4,600	e*	Memberworks, Inc	136
	45,408	*	Mentor Graphics Corp	702
	59,770	*	Mercury Interactive Corp	2,978
	50,746	*	Micromuse, Inc	339
	5,982,561		Microsoft Corp	170,862
	7,774	*	MicroStrategy, Inc	332
	25,452	e*	Midway Games, Inc	293
	64,497	*	Mindspeed Technologies, Inc	320
	65,117	*	Monster Worldwide, Inc	1,675
	68,137	*	MPS Group, Inc	826
	12,659	*	MRO Software, Inc	172
	17,744	*	MSC.Software Corp	159
	31,450		National Instruments Corp	964
	5,689	*	National Processing, Inc	164
	17,527	*	NCO Group, Inc	468
	58,302	e*	NCR Corp	2,891
	23,347		NDCHealth Corp	542
	5,618	e*	Neoforma, Inc	68
	21,285	*	Netegrity, Inc	180
	36,976	*	NETIQ Corp	488
	7,961	*	Netratings, Inc	130
	15,388	*	Netscout Systems, Inc	101
	109,547	*	Network Associates, Inc	1,986
	16,401	*	Network Equipment Technologies, Inc	134
	20,183	*	NIC, Inc	145
	248,842	*	Novell, Inc	2,088
	125,213		Omnicom Group, Inc	9,502
	7,714	*	Open Solutions, Inc	193
	7,639	*	Opnet Technologies, Inc	100
	33,549	e*	Opsware, Inc	266
	2,463,726	*	Oracle Corp	29,392
	21,272	*	Packeteer, Inc	344
	9,863	*	PalmSource, Inc	169
	173,786	*	Parametric Technology Corp	869
	13,746	*	PC-Tel, Inc	162
	10,562	*	PDF Solutions, Inc	89
	5,466	*	PDI, Inc	166
	7,479	*	PEC Solutions, Inc	89
	15,823	*	Pegasus Solutions, Inc	208
	7,322	*	Pegasystems, Inc	64
	216,724	*	Peoplesoft, Inc	4,009
	48,980	*	Perot Systems Corp (Class A)	650
	15,887	*	Pixar	1,104
	14,902	*	PLATO Learning, Inc	148
	20,904	*	Portal Software, Inc	76
	7,824	*	Portfolio Recovery Associates, Inc	216
	10,100	*	ProcureNet, Inc	2
	18,355	*	Progress Software Corp	398
	3,888	*	Proxymed, Inc	66

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	8,302		QAD, Inc	88
	2,161	*	Quality Systems, Inc	106
	32,233	*	Quest Software, Inc	416
	15,590	*	R.H. Donnelley Corp	682
	12,390	*	Radisys Corp	230
	72,922	*	RealNetworks, Inc	499
	104,926	e*	Red Hat, Inc	2,410
	29,008	*	Redback Networks, Inc	186
	5,893	e	Renaissance Learning, Inc	132
	47,103	*	Rent-A-Center, Inc	1,410
	17,000	e*	Rent-Way, Inc	153
	36,163	*	Retek, Inc	222
	15,376	*	Rewards Network, Inc	138
	44,118		Reynolds & Reynolds Co (Class A)	1,020
	97,221		Robert Half International, Inc	2,894
	12,262		Rollins, Inc	282
	40,040	*	RSA Security, Inc	820
	47,690	*	S1 Corp	474
	15,405	*	SafeNet, Inc	426
	50,825	*	Sapient Corp	305
	53,718	e*	Scansoft, Inc	266
	23,070	*	Secure Computing Corp	269
	32,160	*	Seebeyond Technology Corp	121
	16,272	*	Serena Software, Inc	311
	3,257	*	SI International, Inc	66
	274,739	*	Siebel Systems, Inc	2,934
	37,761	*	Sitel Corp	159
	3,036	*	SoftBrands, Inc	4
	14,310	*	Sohu.com, Inc	284
	38,536	*	SonicWALL, Inc	331
	29,603	*	Sotheby’s Holdings, Inc (Class A)	472
	12,741	*	Source Interlink Cos, Inc	142
	39,138	*	Spherion Corp	397
	9,177	*	SPSS, Inc	165
	8,439	*	SRA International, Inc (Class A)	357
	8,805		SS&C Technologies, Inc	165
	7,046		Startek, Inc	252
	13,149	*	Stellent, Inc	112
	5,949	*	Stratasys, Inc	147
	2,151,896	*	Sun Microsystems, Inc	9,339
	189,337	*	SunGard Data Systems, Inc	4,923
	23,524	*	SupportSoft, Inc	204
	62,826	*	Sybase, Inc	1,131
	15,600	*	Sykes Enterprises, Inc	118
	207,416	*	Symantec Corp	9,081
	4,247	*	SYNNEX Corp	67
	98,074	*	Synopsys, Inc	2,788
	4,749		Syntel, Inc	79
	28,915	*	Take-Two Interactive Software, Inc	886
	8,672		Talx Corp	212
	24,393	*	TeleTech Holdings, Inc	214
	24,875	*	THQ, Inc	570
	128,632	*	TIBCO Software, Inc	1,087
	10,755	*	Tier Technologies, Inc (Class B)	105
	2,121	*	TippingPoint Technologies, Inc	54
	55,379	e*	Titan Corp	719
	2,880	*	TNS, Inc	63
	24,631	e	Total System Services, Inc	539
	12,167	*	TradeStation Group, Inc	87
	23,932	*	Transaction Systems Architects, Inc (Class A)	515
	1,000	*	Travelzoo, Inc	30
	20,320	*	Trizetto Group, Inc	136
	30,912	*	Tumbleweed Communications Corp	132
	26,379	*	Tyler Technologies, Inc	250
	9,912	*	Ultimate Software Group, Inc	100
	206,595	*	Unisys Corp	2,868
	34,514	*	United Online, Inc	608
	35,516	*	United Rentals, Inc	635
	11,228	*	Universal Compression Holdings, Inc	344
	51,259	*	Valueclick, Inc	614
	7,576	*	Verint Systems, Inc	259
	147,107	*	VeriSign, Inc	2,927
	276,265	*	Veritas Software Corp	7,653
	19,298	*	Verity, Inc	261
	5	*	Versata, Inc	0
	58,713	*	Viad Corp	1,586
	187,156	*	Vignette Corp	311
	5,200	*	Volt Information Sciences, Inc	164
	21,673	*	WatchGuard Technologies, Inc	156
	19,527	e*	WebEx Communications, Inc	425
	201,327	e*	WebMD Corp	1,876
	30,358	*	webMethods, Inc	260
	14,870	*	Websense, Inc	554
	56,772	*	Westwood One, Inc	1,351
	47,480	*	Wind River Systems, Inc	558
	13,309	*	Witness Systems, Inc	162
	744,514	*	Yahoo!, Inc	27,048
	13,515	*	Zix Corp	107

			TOTAL BUSINESS SERVICES	571,188

CHEMICALS AND ALLIED PRODUCTS - 10.99%
	1,017,419		Abbott Laboratories	41,470
	58,230		Abgenix, Inc	682
	11,254	*	Able Laboratories, Inc	231
	10,343	*	Aceto Corp	182
	24,756		Adolor Corp	314
	6,121	*	Advancis Pharmaceutical Corp	42
	151,523	*	Air Products & Chemicals, Inc	7,947

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	17,349	*	Albany Molecular Research, Inc	224
	21,116		Albemarle Corp	668
	41,970		Alberto-Culver Co	2,104
	14,234	*	Alexion Pharmaceuticals, Inc	265
	58,110	*	Alkermes, Inc	790
	88,517		Allergan, Inc	7,924
	25,287		Alpharma, Inc (Class A)	518
	12,396	e*	American Pharmaceutical Partners, Inc	377
	3,242		American Vanguard Corp	109
	828,097	*	Amgen, Inc	45,189
	61,775	*	Amylin Pharmaceuticals, Inc	1,408
	47,546	*	Andrx Corp	1,328
	15,085		Arch Chemicals, Inc	435
	15,478	*	Array Biopharma, Inc	123
	24,406	*	Atherogenics, Inc	464
	14,420	*	Atrix Laboratories, Inc	494
	48,708	*	Avant Immunotherapeutics, Inc	130
	73,706		Avery Dennison Corp	4,718
	313,122		Avon Products, Inc	14,447
	51,734	*	Barr Pharmaceuticals, Inc	1,743
	4,237	*	Barrier Therapeutics, Inc	59
	10,191	*	Benthley Pharmaceuticals, Inc	140
	10,600	*	BioCryst Pharmaceuticals, Inc	73
	12,572	*	Bioenvision, Inc	110
	220,450	*	Biogen Idec, Inc	13,943
	41,452	*	BioMarin Pharmaceutical, Inc	249
	8,396	e*	Biosite, Inc	377
	10,137	*	Bone Care International, Inc	237
	8,766	e*	Bradley Pharmaceuticals, Inc	245
	1,268,406		Bristol-Myers Squibb Co	31,076
	40,985		Cabot Corp	1,668
	21,400		Calgon Carbon Corp	143
	16,927		Cambrex Corp	427
	10,712	*	CancerVax Corp	82
	5,883	*	Caraco Pharm Labs, Inc	57
	28,958	*	Cell Genesys, Inc	301
	32,637	e*	Cell Therapeutics, Inc	241
	36,365	e*	Cephalon, Inc	1,964
	29,988	*	Charles River Laboratories International, Inc	1,466
	10,846	*	Chattem, Inc	313
	68,028	*	Chiron Corp	3,037
	26,610		Church & Dwight Co, Inc	1,218
	9,558	*	Cima Labs, Inc	322
	103,752		Clorox Co	5,580
	345,746		Colgate-Palmolive Co	20,209
	20,700	*	Connetics Corp	418
	2,918	*	Corcept Therapeutics, Inc	23
	3,991	*	Corgentech, Inc	64
	36,100	e*	Corixa Corp	169
	74,757		Crompton Corp	471
	26,072	*	Cubist Pharmaceuticals, Inc	289
	26,872	*	Curis, Inc	119
	19,040	*	Cypress Bioscience, Inc	261
	25,661		Cytec Industries, Inc	1,166
	10,054	*	Cytogen Corp	160
	4,901	*	Cytokinetics, Inc	73
	27,683	*	Dade Behring Holdings, Inc	1,315
	3,174	*	DEL Laboratories, Inc	98
	37,449	e*	Dendreon Corp	459
	14,675		Diagnostic Products Corp	645
	9,093	*	Digene Corp	332
	30,302	*	Discovery Laboratories, Inc	291
	8,786	*	Dov Pharmaceutical, Inc	123
	608,812		Dow Chemical Co	24,779
	650,752		Du Pont (E.I.) de Nemours & Co	28,906
	19,885	e*	Durect Corp	69
	9,709	*	Dusa Pharmaceuticals, Inc	92
	4,041	*	Dynavax Technologies Corp	27
	51,444		Eastman Chemical Co	2,378
	126,191		Ecolab, Inc	4,000
	13,051	*	Elizabeth Arden, Inc	275
	34,226	*	Encysive Pharmaceuticals, Inc	291
	28,467	*	Enzon, Inc	363
	18,191	*	Eon Labs, Inc	745
	14,772	*	EPIX Medical, Inc	312
	68,951		Estee Lauder Cos (Class A)	3,363
	4,423	*	Eyetech Pharmaceuticals, Inc	190
	23,773		Ferro Corp	634
	17,014	*	First Horizon Pharmaceutical	322
	23,574	*	FMC Corp	1,016
	239,943	*	Forest Laboratories, Inc	13,588
	33,993	*	Genaera Corp	143
	57,046	*	Genelabs Technologies	132
	289,406	*	Genentech, Inc	16,265
	39,319	e*	Genta, Inc	98
	146,031	*	Genzyme Corp	6,912
	18,457		Georgia Gulf Corp	662
	29,239	e*	Geron Corp	237
	142,544	*	Gilead Sciences, Inc	9,550
	652,735		Gillette Co	27,676
	24,812		Great Lakes Chemical Corp	671
	3,519	*	GTx, Inc	37
	22,009	e*	Guilford Pharmaceuticals, Inc	105
	18,876		H.B. Fuller Co	536
	8,921	e*	Hollis-Eden Pharmaceuticals	107
	103,653	*	Hospira, Inc	2,861
	85,351	*	Human Genome Sciences, Inc	993

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	34,760	e*	ICOS Corp	1,037
	22,513	*	Idexx Laboratories, Inc	1,417
	25,668	*	Ilex Oncology, Inc	641
	75,083	e*	IMC Global, Inc	1,006
	40,038	e*	ImClone Systems, Inc	3,435
	12,877	*	Immucor, Inc	419
	27,300	*	Immunogen, Inc	167
	27,822	*	Immunomedics, Inc	135
	31,525	*	Impax Laboratories, Inc	611
	26,813	e*	Indevus Pharmaceuticals, Inc	165
	31,557	*	Inkine Pharmaceutical Co	122
	20,714	*	Inspire Pharmaceuticals, Inc	346
	3,281		Inter Parfums, Inc	68
	18,604	*	InterMune, Inc	287
	46,380		International Flavors & Fragrances, Inc	1,735
	8,702	e*	Inverness Medical Innovations, Inc	191
	33,908	*	Invitrogen Corp	2,441
	33,602	e*	Isis Pharmaceuticals, Inc	193
	14,336	*	Isolagen, Inc	147
	93,466	*	IVAX Corp	2,242
	160,061	*	King Pharmaceuticals, Inc	1,833
	12,193	*	Kos Pharmaceuticals, Inc	402
	23,144	e*	KV Pharmaceutical Co (Class A)	534
	4,119	e*	Lannett Co, Inc	62
	47,891	e*	Ligand Pharmaceuticals, Inc (Class B)	832
	635,916		Lilly (Eli) & Co	44,457
	17,500		MacDermid, Inc	592
	9,202		Mannatech, Inc	88
	4,648	*	Marshall Edwards, Inc	35
	16,986	*	Martek Biosciences Corp	954
	51,287	e*	Medarex, Inc	374
	30,920	*	Medicines Co	943
	36,347	e	Medicis Pharmaceutical Corp (Class A)	1,452
	168,132	*	MedImmune, Inc	3,934
	1,449,566		Merck & Co, Inc	68,854
	46,516	*	MGI Pharma, Inc	1,256
	42,121	*	Millennium Chemicals, Inc	730
	195,846	*	Millennium Pharmaceuticals, Inc	2,703
	12,100		Minerals Technologies, Inc	702
	181,192		Mylan Laboratories, Inc	3,669
	9,046	*	Myogen, Inc	70
	37,100	*	Nabi Biopharmaceuticals	528
	6,716		Nature’s Sunshine Products, Inc	96
	35,347	*	NBTY, Inc	1,039
	54,157	*	Nektar Therapeutics	1,081
	13,600	*	Neose Technologies, Inc	113
	23,563	*	Neurocrine Biosciences, Inc	1,222
	16,190	*	Neurogen Corp	121
	9,259	*	NewMarket Corp	199
	6,388	*	NitroMed, Inc	38
	4,943		NL Industries, Inc	72
	12,331	*	Northfield Laboratories, Inc	176
	15,161	*	Noven Pharmaceuticals, Inc	334
	24,135	e*	NPS Pharmaceuticals, Inc	507
	5,105	*	Nutraceutical International Corp	109
	18,360	*	Nuvelo, Inc	177
	8,064		Octel Corp	212
	42,037		Olin Corp	741
	18,650	*	OM Group, Inc	616
	24,500	*	Omnova Solutions, Inc	149
	22,772	*	Onyx Pharmaceuticals, Inc	965
	25,337	*	OraSure Technologies, Inc	247
	26,415	*	OSI Pharmaceuticals, Inc	1,861
	16,715	*	Pain Therapeutics, Inc	135
	34,854	*	Palatin Technologies, Inc	147
	23,128	*	Par Pharmaceutical Cos, Inc	814
	10,763	*	Penwest Pharmaceuticals Co	138
	81,504	e*	Peregrine Pharmaceuticals, Inc	120
	6,064	*	PetMed Express, Inc	49
	4,975,185		Pfizer, Inc	170,549
	7,750	*	Pharmacopeia Drug Discovery, Inc	44
	12,713	*	Pharmacyclics, Inc	129
	7,970	*	Pharmion Corp	390
	17,025		PolyMedica Corp	528
	60,677	*	PolyOne Corp	451
	15,548	*	Pozen, Inc	106
	113,270		PPG Industries, Inc	7,078
	33,911	*	Praecis Pharmaceuticals, Inc	129
	216,602		Praxair, Inc	8,645
	1,676,888		Procter & Gamble Co	91,290
	7,626	*	Progenics Pharmaceuticals	128
	61,596	*	Protein Design Labs, Inc	1,178
	5,255		Quaker Chemical Corp	145
	20,485	*	Quidel Corp	121
	3,869	*	Renovis, Inc	35
	94,597	*	Revlon, Inc (Class A)	279
	105,264		Rohm & Haas Co	4,377
	76,437		RPM International, Inc	1,162
	15,559	*	Salix Pharmaceuticals Ltd	513
	4,496	*	Santarus, Inc	66
	960,184		Schering-Plough Corp	17,744
	28,427	*	Sciclone Pharmaceuticals, Inc	145
	14,283	e*	Scotts Co (Class A)	912
	55,484	e*	Sepracor, Inc	2,935
	16,185	*	Serologicals Corp	324
	82,020		Sherwin-Williams Co	3,408
	47,395		Sigma-Aldrich Corp	2,825

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	64,756	b*	Solutia, Inc	15
	3,400		Stepan Co	89
	28,710	e*	SuperGen, Inc	185
	9,300	e*	SurModics, Inc	229
	15,482	*	Tanox, Inc	295
	3,686	*	Tercica, Inc	30
	25,291	*	Terra Industries, Inc	142
	18,207	*	Third Wave Technologies, Inc	82
	12,249	*	United Therapeutics Corp	314
	6,813	*	USANA Health Sciences, Inc	212
	54,544		USEC, Inc	478
	54,315		Valeant Pharmaceuticals International	1,086
	33,715		Valspar Corp	1,699
	15,281	*	Vaxgen, Inc	216
	51,074	*	Vertex Pharmaceuticals, Inc	554
	30,462	*	Vicuron Pharmaceuticals, Inc	383
	35,880	*	Vion Pharmaceuticals, Inc	149
	4,434	*	Virbac Corp	12
	71,450	*	Watson Pharmaceuticals, Inc	1,922
	20,883		Wellman, Inc	170
	9,610		West Pharmaceutical Services, Inc	407
	41,870	*	WR Grace & Co	260
	869,885		Wyeth	31,455
	29,389	*	Zila, Inc	144
	12,579	*	Zymogenetics, Inc	239

			TOTAL CHEMICALS AND ALLIED PRODUCTS	892,364

COAL MINING - 0.08%
	35,414		Arch Coal, Inc	1,296
	50,451	e	Consol Energy, Inc	1,816
	49,193	e	Massey Energy Co	1,388
	36,564		Peabody Energy Corp	2,047

			TOTAL COAL MINING	6,547

COMMUNICATIONS - 5.04%
	7,660	*	AirGate PCS, Inc	140
	19,950	*	Airspan Networks, Inc	111
	41,225	*	Alamosa Holdings, Inc	303
	6,373	*	Alaska Communications Systems Group, Inc	39
	206,759		Alltel Corp	10,466
	139,652	e*	American Tower Corp (Class A)	2,123
	11,494	*	Arch Wireless, Inc	327
	523,610		AT&T Corp	7,660
	1,488,111	*	AT&T Wireless Services, Inc	21,310
	279,946	*	Avaya, Inc	4,420
	3,494	*	Beasley Broadcast Group, Inc (Class A)	52
	1,196,591		BellSouth Corp	31,375
	11,878	e*	Boston Communications Group	122
	100,190	*	Cablevision Systems Corp (Class A)	1,969
	8,700	*	Centennial Communications Corp	62
	95,054		CenturyTel, Inc	2,855
	174,593	*	Charter Communications, Inc (Class A)	684
	127,573	*	Cincinnati Bell, Inc	566
	35,051	*	Citadel Broadcasting Corp	511
	349,087	e	Clear Channel Communications, Inc	12,899
	919,829	*	Comcast Corp (Class A)	25,783
	483,829	*	Comcast Corp (Special Class A)	13,359
	14,181	*	Commonwealth Telephone Enterprises, Inc	635
	151,418	*	Cox Communications, Inc (Class A)	4,208
	24,768	*	Cox Radio, Inc (Class A)	430
	123,816	*	Crown Castle International Corp	1,826
	13,062	*	Crown Media Holdings, Inc (Class A)	111
	12,239		CT Communications, Inc	184
	31,931	*	Cumulus Media, Inc (Class A)	537
	8,278		D&E Communications, Inc	111
	439,517	*	DIRECTV Group, Inc	7,516
	71,368	*	Dobson Communications Corp (Class A)	233
	151,055	*	EchoStar Communications Corp (Class A)	4,645
	31,765	*	Emmis Communications Corp (Class A)	666
	25,148	*	Entercom Communications Corp	938
	31,254	*	Entravision Communications Corp (Class A)	240
	6,292	*	Equinix, Inc	214
	3,225	*	Fisher Communications, Inc	162
	300	e*	Focal Communications Corp	0
	77,030	*	Foundry Networks, Inc	1,084
	120,341	*	Fox Entertainment Group, Inc (Class A)	3,213
	29,435	*	General Communication, Inc (Class A)	234
	20,336		Global Payments, Inc	916
	9,171		Golden Telecom, Inc	258
	29,084		Gray Television, Inc	404
	19,613		Hearst-Argyle Television, Inc	506
	28,383	*	IDT Corp	512
	9,000	*	IDT Corp (Class B)	166
	46,099	e*	Infonet Services Corp (Class B)	81
	29,621	*	Insight Communications Co, Inc	274
	230,433	e*	InterActiveCorp	6,945
	153,285	*	Internap Network Services Corp	185
	8,130	*	ITC Deltacom, Inc	45
	12,205	*	j2 Global Communications, Inc	339
	2,538		Kronos Worldwide, Inc	87
	427,156	e*	Level 3 Communications, Inc	1,516
	10,858		Liberty Corp	510
	91,416	*	Liberty Media International, Inc	3,392
	17,509	e*	Lin TV Corp (Class A)	371
	7,129	*	Lodgenet Entertainment Corp	118
	2,774,426	e*	Lucent Technologies, Inc	10,487
	15,227	*	Mastec, Inc	83
	42,748	*	Mediacom Communications Corp	334
	3,541	*	Metrocall Holdings, Inc	237

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	12,200	*	NCP Litigation Trust	0
	23,120	e*	Net2Phone, Inc	105
	6,531	*	Nexstar Broadcasting Group, Inc	72
	666,680	*	Nextel Communications, Inc (Class A)	17,774
	79,463	*	Nextel Partners, Inc (Class A)	1,265
	36,920	*	NII Holdings, Inc (Class B)	1,244
	9,887		North Pittsburgh Systems, Inc	198
	11,951	*	Novatel Wireless, Inc	317
	49,833	*	NTL, Inc	2,871
	40	*	Nucentrix Broadband Networks, Inc	0
	19,195	*	PanAmSat Corp	446
	29,404	*	Paxson Communications Corp	96
	29,007	*	Price Communications Corp	428
	47,988	*	Primus Telecommunications Group	244
	33,243	*	PTEK Holdings, Inc	383
	963,125	*	Qwest Communications International, Inc	3,458
	26,006	*	Radio One, Inc (Class A)	419
	26,696	*	Radio One, Inc (Class D)	427
	37,792	b,e*	RCN Corp	5
	22,221	*	Regent Communications, Inc	138
	10,586	*	Saga Communications, Inc (Class A)	193
	6,417	*	Salem Communications Corp (Class A)	174
	2,157,152		SBC Communications, Inc	52,311
	4,430		Shenandoah Telecom Co	120
	29,018		Sinclair Broadcast Group, Inc (Class A)	298
	23,949	*	Spanish Broadcasting System, Inc (Class A)	223
	25,352	*	Spectrasite, Inc	1,096
	923,153		Sprint Corp (FON Group)	16,247
	9,587		SureWest Communications	303
	17,301	e*	Talk America Holdings, Inc	133
	33,234		Telephone & Data Systems, Inc	2,366
	194,590	*	Terremark Worldwide, Inc	165
	32,173	*	Time Warner Telecom, Inc (Class A)	135
	29,589	e*	Tivo, Inc	210
	24,735	*	Triton PCS Holdings, Inc (Class A)	108
	10,070	*	U.S. Cellular Corp	388
	45,609	*	Ubiquitel, Inc	192
	225,236	e*	UnitedGlobalcom, Inc (Class A)	1,635
	144,218	*	Univision Communications, Inc (Class A)	4,605
	1,807,160		Verizon Communications, Inc	65,401
	12,920		Viacom, Inc (Class A)	470
	983,669		Viacom, Inc (Class B)	35,137
	12,705	*	West Corp	332
	49,115	*	Western Wireless Corp (Class A)	1,420
	16,581	f*	Wiltel Communications Group Inc	0
	30,706	*	Wireless Facilities, Inc	302
	97,477	e*	XM Satellite Radio Holdings, Inc	2,660
	10,483	*	Young Broadcasting, Inc (Class A)	138

			TOTAL COMMUNICATIONS	408,741

DEPOSITORY INSTITUTIONS - 10.04%
	8,438		1st Source Corp	211
	6,588		ABC Bancorp	134
	5,843	*	ACE Cash Express, Inc	150
	6,684	*	AmericanWest Bancorp	128
	233,138		AmSouth Bancorp	5,938
	12,870		Anchor Bancorp Wisconsin, Inc	340
	5,463		Arrow Financial Corp	166
	69,149		Associated Banc-Corp	2,049
	51,113	e	Astoria Financial Corp	1,870
	2,308		Bancfirst Corp	138
	4,457	*	Bancorp Bank	79
	51,303		Bancorpsouth, Inc	1,156
	5,589		BancTrust Financial Group, Inc	98
	51,072		Bank Mutual Corp	557
	1,330,027		Bank Of America Corp	112,547
	8,708		Bank Of Granite Corp	182
	37,311		Bank Of Hawaii Corp	1,687
	507,271		Bank Of New York Co, Inc	14,954
	6,903		Bank Of The Ozarks, Inc	161
	731,912		Bank One Corp	37,328
	28,102		BankAtlantic Bancorp, Inc (Class A)	518
	113,859		Banknorth Group, Inc	3,698
	18,700	*	BankUnited Financial Corp (Class A)	482
	6,670		Banner Corp	194
	361,896		BB&T Corp	13,379
	3,588		Berkshire Hills Bancorp, Inc	133
	4,481	*	BFC Financial Corp	53
	11,332	*	BOK Financial Corp	445
	17,704		Boston Private Financial Holdings, Inc	410
	4,402		Bryn Mawr Bank Corp	100
	5,422		BSB Bancorp, Inc	193
	5,218		Camden National Corp	173
	5,700		Capital City Bank Group, Inc	226
	3,298		Capital Corp of the West	128
	1,372	*	Capital Crossing Bank	77
	13,880		Capitol Federal Financial	415
	11,088		Cascade Bancorp	205
	14,049		Cathay General Bancorp	937
	2,819		CB Bancshares, Inc	263
	6,026		Center Financial Corp	91
	5,521	*	Central Coast Bancorp	101
	9,200		Central Pacific Financial Corp	253
	2,065		Century Bancorp, Inc (Class A)	68
	2,526		Charter Financial Corp	86
	149,427		Charter One Financial, Inc	6,603
	15,811		Chemical Financial Corp	583
	22,106		Chittenden Corp	777

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	3,373,258		Citigroup, Inc	156,856
	13,600	*	Citigroup, Inc (Litigation Wts)	12
	28,716		Citizens Banking Corp	892
	5,625		Citizens First Bancorp, Inc	134
	5,270		City Bank	169
	11,021		City Holding Co	348
	26,864		City National Corp	1,765
	8,907		Clifton Savings Bancorp, Inc	105
	7,556		Coastal Financial Corp	113
	8,193		CoBiz, Inc	113
	81,666		Colonial Bancgroup, Inc	1,484
	3,557		Columbia Bancorp	104
	9,018		Columbia Banking System, Inc	200
	116,353	e	Comerica, Inc	6,385
	44,111		Commerce Bancorp, Inc	2,427
	41,056		Commerce Bancshares, Inc	1,886
	23,545	*	Commercial Capital Bancorp, Inc	409
	29,159		Commercial Federal Corp	790
	16,226		Community Bank System, Inc	370
	9,020		Community Trust Bancorp, Inc	275
	84,287		Compass Bancshares, Inc	3,624
	10,300		Corus Bankshares, Inc	423
	33,913		Cullen/Frost Bankers, Inc	1,518
	24,111		CVB Financial Corp	525
	19,824		Dime Community Bancshares	347
	13,867		Downey Financial Corp	738
	32,574		East West Bancorp, Inc	1,000
	14,580	*	Euronet Worldwide, Inc	337
	4,024		Farmers Capital Bank Corp	144
	8,548		Fidelity Bankshares, Inc	303
	313,451		Fifth Third Bancorp	16,857
	5,668		Financial Institutions, Inc	140
	4,707		First Bancorp (North Carolina)	157
	22,881		First Bancorp (Puerto Rico)	932
	5,628		First Busey Corp (Class A)	165
	19,538		First Charter Corp	426
	4,116		First Citizens Bancshares, Inc (Class A)	502
	42,773		First Commonwealth Financial Corp	555
	8,430		First Community Bancorp	324
	6,165		First Community Bancshares, Inc	207
	12,831		First Federal Capital Corp	357
	21,158		First Financial Bancorp	375
	8,837		First Financial Bankshares, Inc	371
	8,954		First Financial Corp (Indiana)	286
	8,300		First Financial Holdings, Inc	239
	83,910		First Horizon National Corp	3,815
	12,330		First Merchants Corp	320
	30,673		First Midwest Bancorp, Inc	1,080
	31,072		First National Bankshares of Florida, Inc	589
	4,259		First Oak Brook Bancshares, Inc	129
	2,100		First Of Long Island Corp	97
	8,431		First Republic Bank	363
	14,990		First Sentinel Bancorp, Inc	308
	4,995		First State Bancorp	153
	11,119	*	FirstFed Financial Corp	463
	52,312		FirstMerit Corp	1,379
	20,630		Flagstar Bancorp, Inc	410
	10,958		Flushing Financial Corp	193
	30,167		FNB Corp	615
	4,667		FNB Corp (Virginia)	135
	6,893	*	Franklin Bank Corp	109
	9,972		Frontier Financial Corp	348
	77,943		Fulton Financial Corp	1,571
	4,892		GB&T Bancshares, Inc	117
	15,876		Glacier Bancorp, Inc	447
	25,980		Gold Banc Corp, Inc	403
	82,754		Golden West Financial Corp	8,801
	7,290		Great Southern Bancorp, Inc	213
	77,877		Greenpoint Financial Corp	3,092
	17,696		Hancock Holding Co	514
	13,366		Hanmi Financial Corp	394
	13,596		Harbor Florida Bancshares, Inc	374
	15,605		Harleysville National Corp	399
	6,171		Heartland Financial U.S.A., Inc	113
	104,700		Hibernia Corp (Class A)	2,544
	6,837		Horizon Financial Corp	136
	46,470		Hudson City Bancorp, Inc	1,554
	19,828		Hudson River Bancorp, Inc	338
	29,617		Hudson United Bancorp	1,104
	10,292		Humboldt Bancorp	215
	151,873		Huntington Bancshares, Inc	3,478
	4,845		IberiaBank Corp	287
	9,527		Independent Bank Corp (Massachusetts)	276
	13,216		Independent Bank Corp (Michigan)	336
	37,500		IndyMac Bancorp, Inc	1,185
	9,790		Integra Bank Corp	216
	12,220	*	Intercept, Inc	200
	7,384		Interchange Financial Services Corp	184
	21,944		International Bancshares Corp	890
	11,342		Irwin Financial Corp	299
	3,467	*	Itla Capital Corp	141
	1,358,414		J.P. Morgan Chase & Co	52,666
	279,113		KeyCorp	8,343
	3,687	*	K-Fed Bancorp	47
	19,800		KNBT Bancorp, Inc	331
	8,269	e	Lakeland Bancorp, Inc	133
	3,244		Lakeland Financial Corp	109

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	45,688		M & T Bank Corp	3,989
	5,702		Macatawa Bank Corp	157
	17,824		MAF Bancorp, Inc	761
	8,764		Main Street Banks, Inc	246
	5,821		MainSource Financial Group, Inc	118
	151,130		Marshall & Ilsley Corp	5,908
	11,678		MB Financial, Inc	430
	9,839		MBT Financial Corp	179
	287,356		Mellon Financial Corp	8,428
	4,649		Mercantile Bank Corp	169
	52,513		Mercantile Bankshares Corp	2,459
	15,609		Mid-State Bancshares	367
	7,021		Midwest Banc Holdings, Inc	157
	12,456		Nara Bancorp, Inc	213
	1,893		NASB Financial, Inc	80
	356,254		National City Corp	12,472
	135,920		National Commerce Financial Corp	4,417
	14,223		National Penn Bancshares, Inc	423
	4,550		NBC Capital Corp	123
	21,238		NBT Bancorp, Inc	474
	31,499		NetBank, Inc	344
	171,132		New York Community Bancorp, Inc	3,359
	32,116	*	NewAlliance Bancshares, Inc	448
	114,863		North Fork Bancorp, Inc	4,371
	129,337		Northern Trust Corp	5,468
	12,217		Northwest Bancorp, Inc	280
	2,261		Oak Hill Financial, Inc	71
	6,026		OceanFirst Financial Corp	144
	25,500	*	Ocwen Financial Corp	307
	44,418		Old National Bancorp	1,103
	4,355		Old Second Bancorp, Inc	230
	5,393		Omega Financial Corp	186
	30,398		Pacific Capital Bancorp	855
	7,746		Park National Corp	989
	4,159		Partners Trust Financial Group, Inc	82
	4,410		Peapack Gladstone Financial Corp	142
	2,942		Pennfed Financial Services, Inc	100
	4,853		Pennrock Financial Services Corp	147
	6,808		Peoples Bancorp, Inc	181
	25,065		People’s Bank	781
	5,514		Peoples Holding Co	191
	8,380		PFF Bancorp, Inc	312
	184,038		PNC Financial Services Group, Inc	9,769
	25,681		Provident Bancorp, Inc	293
	20,393		Provident Bankshares Corp	588
	27,629	e	Provident Financial Group, Inc	1,090
	3,385		Provident Financial Holdings	80
	32,996		Provident Financial Services, Inc	579
	17,938		R & G Financial Corp (Class B)	593
	147,559		Regions Financial Corp	5,393
	5,276		Republic Bancorp, Inc (Class A) (Kentucky)	107
	37,013		Republic Bancorp, Inc (Michigan)	514
	10,188		Riggs National Corp	215
	3,063		Royal Bancshares Of Pennsylvania (Class A)	76
	17,272		S & T Bancorp, Inc	552
	7,008		S.Y. Bancorp, Inc	164
	4,430		Santander Bancorp	110
	5,009		SCBT Financial Corp	151
	7,521		Seacoast Banking Corp Of Florida	157
	19,587		Seacoast Financial Services Corp	678
	5,206		Second Bancorp, Inc	163
	3,031		Security Bank Corp	105
	3,620	*	Signature Bank	86
	23,691	*	Silicon Valley Bancshares	939
	9,260		Simmons First National Corp (Class A)	241
	61,074		Sky Financial Group, Inc	1,510
	3,379		Smithtown Bancorp, Inc	137
	38,394		South Financial Group, Inc	1,088
	9,649		Southern Community Financial Corp	101
	6,880		Southside Bancshares, Inc	144
	223,927		SouthTrust Corp	8,691
	22,246		Southwest Bancorp Of Texas, Inc	981
	6,943		Southwest Bancorp, Inc	127
	200,481		Sovereign Bancorp, Inc	4,431
	4,662		State Bancorp, Inc	114
	3,730		State Financial Services Corp (Class A)	111
	221,595		State Street Corp	10,867
	8,723		Sterling Bancorp	241
	26,968		Sterling Bancshares, Inc	383
	13,845		Sterling Financial Corp (Pennsylvania)	360
	14,646	*	Sterling Financial Corp (Spokane)	467
	5,160	*	Sun Bancorp, Inc (New Jersey)	110
	164,977		SunTrust Banks, Inc	10,722
	202,345		Synovus Financial Corp	5,123
	2,365		Taylor Capital Group, Inc	51
	48,168		TCF Financial Corp	2,796
	13,823	*	Texas Capital Bancshares, Inc	229
	17,407		Texas Regional Bancshares, Inc (Class A)	799
	14,873		TierOne Corp	320
	7,259		Trico Bancshares	137
	48,926		Trustco Bank Corp NY	641
	32,336		Trustmark Corp	935
	1,236,427		U.S. Bancorp	34,076
	8,028		U.S.B. Holding Co, Inc	184
	29,273		UCBH Holdings, Inc	1,157
	10,916		UMB Financial Corp	563
	18,863		Umpqua Holdings Corp	396

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	5,130		Union Bankshares Corp	162
	125,939		Union Planters Corp	3,754
	35,706		UnionBanCal Corp	2,014
	24,707		United Bankshares, Inc	803
	18,439		United Community Banks, Inc	464
	18,456		United Community Financial Corp	240
	4,920		Univest Corp of Pennsylvania	251
	14,142		Unizan Financial Corp	369
	65,373		Valley National Bancorp	1,653
	3,304	*	Virginia Commerce Bancorp	98
	4,624		Virginia Financial Group, Inc	159
	46,499		W Holding Co, Inc	798
	857,637		Wachovia Corp	38,165
	50,026		Washington Federal, Inc	1,201
	8,575		Washington Trust Bancorp, Inc	223
	34,287		Webster Financial Corp	1,612
	1,100,820		Wells Fargo & Co	63,000
	11,900		Wesbanco, Inc	347
	10,558		West Bancorporation	185
	10,009		West Coast Bancorp	215
	21,845		Westamerica Bancorp	1,146
	4,176	*	Western Sierra Bancorp	129
	26,600		Whitney Holding Corp	1,188
	43,413		Wilmington Trust Corp	1,616
	8,568		Wilshire Financial Services Group	80
	4,569	*	Wilshire State Bank	112
	13,122		Wintrust Financial Corp	663
	4,467		WSFS Financial Corp	217
	5,372		Yardville National Bancorp	134
	59,937		Zions Bancorp	3,683

			TOTAL DEPOSITORY INSTITUTIONS	815,086

EATING AND DRINKING PLACES - 0.65%
	55,048		Applebee’s International, Inc	1,267
	53,400		Aramark Corp (Class B)	1,536
	22,977		Bob Evans Farms, Inc	629
	64,542	*	Brinker International, Inc	2,202
	3,685	*	Buffalo Wild Wings, Inc	102
	12,396	*	California Pizza Kitchen, Inc	238
	32,071		CBRL Group, Inc	989
	24,214	*	CEC Entertainment, Inc	715
	7,193	*	Chicago Pizza & Brewery, Inc	109
	33,545	e*	CKE Restaurants, Inc	447
	13,338	*	Cosi, Inc	80
	112,192		Darden Restaurants, Inc	2,306
	7,268	*	Dave & Buster’s, Inc	137
	13,878		IHOP Corp	496
	23,657	*	Jack In The Box, Inc	703
	39,881	e*	Krispy Kreme Doughnuts, Inc	761
	14,184		Landry’s Restaurants, Inc	424
	9,944		Lone Star Steakhouse & Saloon, Inc	270
	821,560		McDonald’s Corp	21,361
	14,289	*	O’Charley’s, Inc	246
	41,799		Outback Steakhouse, Inc	1,729
	16,803	e*	P.F. Chang’s China Bistro, Inc	691
	7,537	e*	Papa John’s International, Inc	223
	22,031	*	Rare Hospitality International, Inc	549
	7,759	*	Red Robin Gourmet Burgers, Inc	212
	43,153		Ruby Tuesday, Inc	1,185
	28,133	*	Ryan’s Restaurant Group, Inc	445
	38,631	*	Sonic Corp	879
	33,588	*	The Cheesecake Factory, Inc	1,336
	15,752	*	The Steak N Shake Co	287
	7,551		Triarc Cos (Class A)	78
	17,302		Triarc Cos (Class B)	176
	75,607		Wendy’s International, Inc	2,634
	195,054		Yum! Brands, Inc	7,260

			TOTAL EATING AND DRINKING PLACES	52,702

EDUCATIONAL SERVICES - 0.24%
	87,431	*	Apollo Group, Inc (Class A)	7,719
	10,376	*	Apollo Group, Inc (University Of Phoenix Online)	909
	65,653	*	Career Education Corp	2,991
	58,469	*	Corinthian Colleges, Inc	1,447
	38,548	*	DeVry, Inc	1,057
	47,427	*	Education Management Corp	1,558
	29,637	*	ITT Educational Services, Inc	1,127
	23,277	*	Laureate Education, Inc	890
	5,840	*	Learning Tree International, Inc	85
	10,220	*	Princeton Review, Inc	77
	9,325		Strayer Education, Inc	1,040
	9,162	*	Universal Technical Institute, Inc	366

			TOTAL EDUCATIONAL SERVICES	19,266

ELECTRIC, GAS, AND SANITARY SERVICES - 3.42%
	380,175	*	AES Corp	3,775
	41,900		AGL Resources, Inc	1,217
	83,751	e*	Allegheny Energy, Inc	1,291
	57,278		Allete, Inc	1,907
	71,853	e	Alliant Energy Corp	1,874
	176,481	*	Allied Waste Industries, Inc	2,326
	121,384		Ameren Corp	5,215
	263,359		American Electric Power Co, Inc	8,427
	9,750		American States Water Co	227
	61,157		Aqua America, Inc	1,226
	126,820	*	Aquila, Inc	451
	33,777		Atmos Energy Corp	865
	32,312		Avista Corp	595
	21,128		Black Hills Corp	666
	10,107		California Water Service Group	278

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	269,722	e*	Calpine Corp	1,165
	7,300		Cascade Natural Gas Corp	161
	12,733	*	Casella Waste Systems, Inc (Class A)	167
	180,124		Centerpoint Energy, Inc	2,071
	7,731		Central Vermont Public Service Corp	158
	9,600		CH Energy Group, Inc	446
	117,500		Cinergy Corp	4,465
	189,036	*	Citizens Communications Co	2,287
	28,939		Cleco Corp	520
	106,025	e*	CMS Energy Corp	968
	5,094		Connecticut Water Service, Inc	131
	160,648		Consolidated Edison, Inc	6,387
	110,262		Constellation Energy Group, Inc	4,179
	1,536		Crosstex Energy, Inc	62
	211,686		Dominion Resources, Inc	13,353
	84,208		DPL, Inc	1,635
	112,073		DTE Energy Co	4,543
	593,107	e	Duke Energy Corp	12,034
	49,600		Duquesne Light Holdings, Inc	958
	6,601	*	Duratek, Inc	100
	183,465	e*	Dynegy, Inc (Class A)	782
	202,538		Edison International	5,179
	427,209	e	El Paso Corp	3,366
	32,824	*	El Paso Electric Co	507
	16,843	e	Empire District Electric Co	339
	23,239		Energen Corp	1,115
	97,120		Energy East Corp	2,355
	2,884		EnergySouth, Inc	115
	150,550		Entergy Corp	8,432
	41,773		Equitable Resources, Inc	2,160
	428,503		Exelon Corp	14,265
	205,788		FirstEnergy Corp	7,699
	122,301		FPL Group, Inc	7,821
	46,200		Great Plains Energy, Inc	1,372
	51,566	e	Hawaiian Electric Industries, Inc	1,346
	25,200		Idacorp, Inc	680
	104,983		KeySpan Corp	3,853
	62,990		Kinder Morgan, Inc	3,735
	12,500		Laclede Group, Inc	343
	74,058		MDU Resources Group, Inc	1,780
	11,413	*	Metal Management, Inc	226
	11,800		MGE Energy, Inc	385
	6,822		Middlesex Water Co	132
	43,517		National Fuel Gas Co	1,088
	17,977		New Jersey Resources Corp	747
	29,141		Nicor, Inc	990
	172,607		NiSource, Inc	3,559
	83,953		Northeast Utilities	1,635
	18,300		Northwest Natural Gas Co	558
	40,869	*	NRG Energy, Inc	1,014
	35,308		NSTAR	1,691
	10,461	*	NUI Corp	153
	56,438		OGE Energy Corp	1,437
	63,507		Oneok, Inc	1,397
	17,076		Otter Tail Corp	459
	23,827		Peoples Energy Corp	1,004
	105,456		Pepco Holdings, Inc	1,928
	272,547	*	PG&E Corp	7,615
	23,766		Piedmont Natural Gas Co, Inc	1,015
	55,916		Pinnacle West Capital Corp	2,258
	38,754		PNM Resources, Inc	805
	116,613		PPL Corp	5,353
	151,570		Progress Energy, Inc	6,677
	34,100	*	Progress Energy, Inc (Cvo)	0
	152,357	e	Public Service Enterprise Group, Inc	6,099
	66,242		Puget Energy, Inc	1,451
	54,935		Questar Corp	2,123
	192,128	e*	Reliant Resources, Inc	2,081
	101,049		Republic Services, Inc	2,924
	9,467		Resource America, Inc (Class A)	223
	74,034		SCANA Corp	2,693
	132,906		Sempra Energy	4,576
	77,495	e*	Sierra Pacific Resources	597
	4,200		SJW Corp	143
	9,000		South Jersey Industries, Inc	396
	481,088		Southern Co	14,024
	38,356	*	Southern Union Co	809
	20,297		Southwest Gas Corp	490
	11,158		Southwest Water Co	140
	28,157	*	Stericycle, Inc	1,457
	124,813	e	TECO Energy, Inc	1,497
	10,296		Texas Genco Holdings, Inc	464
	214,853		TXU Corp	8,704
	33,305		UGI Corp	1,069
	7,846		UIL Holdings Corp	382
	22,134		Unisource Energy Corp	550
	49,411		Vectren Corp	1,240
	28,456	*	Waste Connections, Inc	844
	389,700		Waste Management, Inc	11,944
	52,799		Westar Energy, Inc	1,051
	34,421		Western Gas Resources, Inc	1,118
	32,225		WGL Holdings, Inc	926
	344,650		Williams Cos, Inc	4,101
	77,626		Wisconsin Energy Corp	2,531
	23,900		WPS Resources Corp	1,108
	265,748		Xcel Energy, Inc	4,441

			TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	277,696

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 8.15%
	16,688	*	Actel Corp
	534,764	*	ADC Telecommunications, Inc	309
	32,387		Adtran, Inc	1,519
	13,732	*	Advanced Energy Industries, Inc	1,081
	57,038	*	Advanced Fibre Communications, Inc	216
	229,679	e*	Advanced Micro Devices, Inc	1,152
	42,569	*	Aeroflex, Inc	3,652
	327,602	*	Agere Systems, Inc (Class A)	610
	766,593	*	Agere Systems, Inc (Class B)	753
	14,300	*	Alliance Semiconductor Corp	1,648
	255,300	*	Altera Corp	85
	110,449		American Power Conversion Corp	5,673
	15,806	*	American Superconductor Corp	2,170
	40,500		Ametek, Inc	207
	20,228	*	AMIS Holdings, Inc	1,251
	63,471	*	Amkor Technology, Inc	342
	33,354	*	Amphenol Corp (Class A)	519
	243,561	e	Analog Devices, Inc	1,111
	14,600	*	Anaren Microwave, Inc	11,467
	12,623	*	Applica, Inc	239
	200,958	*	Applied Micro Circuits Corp	112
	6,254		Applied Signal Technology, Inc	1,069
	56,380	*	Arris Group, Inc	219
	22,286	*	Artesyn Technologies, Inc	335
	14,915	*	Artisan Components, Inc	201
	6,018	*	Atheros Communications, Inc	385
	272,705	*	Atmel Corp	63
	20,230	*	ATMI, Inc	1,614
	51,631	e*	Avanex Corp	552
	34,410		AVX Corp	201
	19,462		Baldor Electric Co	497
	7,316		Bel Fuse, Inc (Class B)	454
	26,842	*	Benchmark Electronics, Inc	305
	160,352	*	Broadcom Corp (Class A)	781
	16,467		C&D Technologies, Inc	7,500
	13,668	*	California Micro Devices Corp	294
	53,951	*	Capstone Turbine Corp	158
	12,966	*	Carrier Access Corp	117
	3,475	*	Catapult Communications Corp	155
	27,880	*	C-COR.net Corp	80
	4,002	*	Celestica, Inc (U.S.)	287
	10,340	*	Ceradyne, Inc	80
	25,221	*	Checkpoint Systems, Inc	370
	4,600	*	Cherokee International Corp	452
	39,109	*	ChipPAC, Inc	52
	368,030	*	CIENA Corp	245
	9,213	*	Comtech Telecommunications	1,369
	123,464	*	Comverse Technology, Inc	208
	300,366	*	Conexant Systems, Inc	2,462
	252,312	e*	Corvis Corp	1,301
	48,659	e*	Cree, Inc	356
	23,637		CTS Corp	1,133
	10,134		Cubic Corp	285
	79,991	e*	Cypress Semiconductor Corp	212
	16,909	*	DDi Corp	1,135
	10,894	*	Digital Theater Systems, Inc	139
	4,633	*	Diodes, Inc	285
	18,447	*	Ditech Communications Corp	110
	6,511	e*	Drexler Technology Corp	431
	19,133	*	DSP Group, Inc	87
	9,494	*	Dupont Photomasks, Inc	521
	124,145	*	Eagle Broadband, Inc	193
	18,252	*	Electro Scientific Industries, Inc	123
	275,195		Emerson Electric Co	517
	7,184	*	EMS Technologies, Inc	17,489
	52,214	*	Energizer Holdings, Inc	140
	13,056	*	Energy Conversion Devices, Inc	2,350
	34,556	*	Entegris, Inc	147
	21,719	*	ESS Technology, Inc	400
	26,200	*	Exar Corp	233
	77,284	*	Fairchild Semiconductor International, Inc	384
	107,194	e*	Finisar Corp	1,265
	8,588		Franklin Electric Co, Inc	212
	26,927	e*	FuelCell Energy, Inc	324
	135,891	*	Gemstar-TV Guide International, Inc	315
	6,882,379		General Electric Co	652
	20,802	*	Genesis Microchip, Inc	222,989
	8,077	*	Genlyte Group, Inc	286
	63,041	*	GrafTech International Ltd	508
	37,720		Harman International Industries, Inc	659
	46,555	*	Harmonic, Inc	3,433
	44,381		Harris Corp	397
	17,100		Helix Technology Corp	2,252
	13,600	*	Hexcel Corp	365
	34,403		Hubbell, Inc (Class B)	157
	16,902	*	Hutchinson Technology, Inc	1,607
	15,102	*	Inet Technologies, Inc	416
	47,054	*	Integrated Circuit Systems, Inc	188
	68,585	*	Integrated Device Technology, Inc	1,278
	23,133	*	Integrated Silicon Solution, Inc	949
	4,216,327		Intel Corp	282
	37,166	*	Interdigital Communications Corp	116,371
	42,848	*	International Rectifier Corp	699
	90,862		Intersil Corp (Class A)	1,775
	13,338		Inter-Tel, Inc	1,968
	23,293	*	InterVoice, Inc	333
				267

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	12,178	*	IXYS Corp	96
	103,991	*	Jabil Circuit, Inc	2,618
	898,468	*	JDS Uniphase Corp	3,405
	57,438	*	Kemet Corp	702
	45,800	*	Kopin Corp	234
	57,954		L-3 Communications Holdings, Inc	3,871
	73,339	*	Lattice Semiconductor Corp	514
	7,181	*	Lifeline Systems, Inc	170
	208,717		Linear Technology Corp	8,238
	14,304	*	Littelfuse, Inc	607
	11,860		LSI Industries, Inc	136
	247,721	*	LSI Logic Corp	1,888
	15,353	*	Magnetek, Inc	128
	25,859	*	Mattson Technology, Inc	311
	216,510		Maxim Integrated Products, Inc	11,349
	52,012		Maytag Corp	1,275
	76,154	*	McData Corp (Class A)	410
	8,691	e*	Medis Technologies Ltd	141
	31,583	*	MEMC Electronic Materials, Inc	312
	13,858	*	Mercury Computer Systems, Inc	344
	11,672	*	Merix Corp	132
	23,004		Methode Electronics, Inc	298
	6,806	*	Metrologic Instruments, Inc	136
	44,348	*	Micrel, Inc	539
	135,729	e	Microchip Technology, Inc	4,281
	372,121	e*	Micron Technology, Inc	5,697
	38,538	*	Microsemi Corp	548
	800	*	Microtune, Inc	4
	12,078	*	Microvision, Inc	101
	26,556	*	MIPS Technologies, Inc	163
	16,021	*	Mobility Electronics, Inc	135
	87,246		Molex, Inc	2,799
	15,035	*	Monolithic System Technology, Inc	113
	16,933	*	Moog, Inc (Class A)	628
	1,529,212		Motorola, Inc	27,908
	68,179	e*	MRV Communications, Inc	187
	26,742	*	Mykrolis Corp	466
	3,138		National Presto Industries, Inc	129
	242,420	e*	National Semiconductor Corp	5,331
	30,149	*	NMS Communications Corp	222
	99,647	*	Novellus Systems, Inc	3,133
	107,573	*	Nvidia Corp	2,205
	36,061	e*	Omnivision Technologies, Inc	575
	77,999	*	ON Semiconductor Corp	392
	41,561	*	Openwave Systems, Inc	528
	69,318	*	Oplink Communications, Inc	133
	11,903	*	Optical Communication Products, Inc	29
	8,504	e*	OSI Systems, Inc	169
	25,527	*	Paradyne Networks, Inc	140
	11,250		Park Electrochemical Corp	284
	14,362	*	Pericom Semiconductor Corp	154
	21,082	*	Photronics, Inc	399
	26,250	*	Pixelworks, Inc	402
	30,866	*	Plantronics, Inc	1,299
	27,907	*	Plexus Corp	377
	31,399	e*	Plug Power, Inc	235
	12,816	*	PLX Technology, Inc	221
	114,497	*	PMC-Sierra, Inc	1,643
	65,589	*	Polycom, Inc	1,470
	3,961	*	Powell Industries, Inc	68
	18,050	*	Power Integrations, Inc	449
	42,183	*	Power-One, Inc	463
	46,251	*	Powerwave Technologies, Inc	356
	62,473	*	QLogic Corp	1,661
	528,574		Qualcomm, Inc	38,575
	58,200	*	Rambus, Inc	1,034
	5,016		Raven Industries, Inc	178
	22,850	*	Rayovac Corp	642
	15,408		Regal-Beloit Corp	343
	41,093	*	Remec, Inc	260
	120,454	e*	RF Micro Devices, Inc	903
	118,762		Rockwell Collins, Inc	3,957
	10,742	*	Rogers Corp	751
	338,686	*	Sanmina-SCI Corp	3,082
	30,303	*	SBA Communications Corp	135
	9,662	*	SBS Technologies, Inc	155
	95,576		Scientific-Atlanta, Inc	3,297
	15,855	*	Seachange International, Inc	268
	86,617	*	Seagate Technology, Inc	0
	48,185	*	Semtech Corp	1,134
	15,943	*	Sigmatel, Inc	463
	49,184	*	Silicon Image, Inc	646
	23,882	*	Silicon Laboratories, Inc	1,107
	52,267	*	Silicon Storage Technology, Inc	538
	3,900	*	Siliconix, Inc	194
	16,315	*	Sipex Corp	93
	801,098	e*	Sirius Satellite Radio, Inc	2,467
	99,120	*	Skyworks Solutions, Inc	865
	10,966		Smith (A.O.) Corp	349
	143,428	*	Sonus Networks, Inc	686
	15,217	*	Spatialight, Inc	92
	12,343		Spectralink Corp	184
	6,624	*	Staktek Holdings, Inc	35
	11,928	*	Standard Microsystems Corp	278
	10,079	*	Stoneridge, Inc	171
	54,234	*	Stratex Networks, Inc	160
	1,580	*	Suntron Corp	9

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	6,187	*	Supertex, Inc	101
	113,168	*	Sycamore Networks, Inc	479
	29,088	*	Symmetricom, Inc	259
	14,267	*	Synaptics, Inc	273
	26,572	*	Technitrol, Inc	582
	33,493	*	Tekelec	609
	274,219	*	Tellabs, Inc	2,397
	41,800	*	Terayon Communication Systems, Inc	98
	15,618	*	Tessera Technologies, Inc	281
	1,129,252		Texas Instruments, Inc	27,305
	30,140		Thomas & Betts Corp	821
	96,550	e*	Transmeta Corp	211
	12,147	*	Trident Microsystems, Inc	136
	22,180	*	Tripath Technology, Inc	72
	88,231	*	Triquint Semiconductor, Inc	482
	26,419	*	TTM Technologies, Inc	313
	6,706	*	Ulticom, Inc	78
	9,100	*	Ultralife Batteries, Inc	176
	13,484	e*	Universal Display Corp	145
	8,900	*	Universal Electronics, Inc	156
	58,429	*	Utstarcom, Inc	1,767
	35,497	e*	Valence Technology, Inc	122
	23,535	*	Varian Semiconductor Equipment Associates, Inc	908
	87,395	*	Verso Technologies, Inc	153
	1	*	Vialta, Inc	0
	13,862	*	Viasat, Inc	346
	12,845	*	Vicor Corp	235
	106,065	*	Vishay Intertechnology, Inc	1,971
	140,709	*	Vitesse Semiconductor Corp	687
	31,906	*	Westell Technologies, Inc	163
	45,621		Whirlpool Corp	3,130
	13,854	*	Wilson Greatbatch Technologies, Inc	387
	6,400		Woodhead Industries, Inc	99
	19,072	*	Xicor, Inc	289
	224,900		Xilinx, Inc	7,491
	29,327	*	Zhone Technologies, Inc	114

			TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	661,777

ENGINEERING AND MANAGEMENT SERVICES - 0.87%
	15,500	*	Accelrys, Inc	153
	11,469	*	Advisory Board Co	408
	39,174	*	Affymetrix, Inc	1,282
	29,159	*	Answerthink, Inc	167
	16,445	e*	Antigenics, Inc	141
	47,340	*	Applera Corp (Celera Genomics Group)	545
	33,910	*	Ariad Pharmaceuticals, Inc	254
	33,218	*	Axonyx, Inc	174
	102,090	*	BearingPoint, Inc	906
	53,723	*	Celgene Corp	3,076
	46,548	*	Century Business Services, Inc	203
	6,588	*	Charles River Associates, Inc	204
	14,900	*	Ciphergen Biosystems, Inc	109
	8,623	*	Cornell Cos, Inc	117
	24,899		Corporate Executive Board Co	1,439
	22,701	*	Corrections Corp Of America	896
	40,828	*	Covance, Inc	1,575
	27,533	e*	CuraGen Corp	165
	20,895	e*	CV Therapeutics, Inc	350
	31,129	*	Decode Genetics, Inc	265
	15,089	*	DiamondCluster International, Inc	131
	34,796	*	Digitas, Inc	384
	16,593	*	Diversa Corp	168
	16,971	*	Dyax Corp	199
	28,821	e*	eResearch Technology, Inc	807
	40,826	*	Exelixis, Inc	412
	3,900	*	Exponent, Inc	105
	32,645	*	Exult, Inc	176
	54,158		Fluor Corp	2,582
	9,100	*	Forrester Research, Inc	170
	27,589	*	FTI Consulting, Inc	455
	39,457	*	Gartner, Inc (Class A)	522
	12,190	*	Gartner, Inc (Class B)	157
	5,751	*	Genencor International, Inc	94
	31,892	*	Gen-Probe, Inc	1,509
	291,448		Halliburton Co	8,819
	19,669	*	Hewitt Associates, Inc	541
	46,852	*	Incyte Corp	358
	5,585	*	Infrasource Services, Inc	68
	34,764	*	Jacobs Engineering Group, Inc	1,369
	14,029	*	Keryx Biopharmaceuticals, Inc	178
	13,688	*	Kosan Biosciences, Inc	108
	5,267		Landauer, Inc	235
	8,460	*	LECG Corp	146
	41,063	*	Lexicon Genetics, Inc	322
	18,419	*	Lifecell Corp	208
	17,384	*	Luminex Corp	175
	18,354	*	Maxim Pharmaceuticals, Inc	177
	12,095	*	MAXIMUS, Inc	429
	16,427	*	Maxygen, Inc	174
	174,316		Monsanto Co	6,711
	82,626		Moody’s Corp	5,343
	4,600	*	MTC Technologies, Inc	119
	18,008	*	Myriad Genetics, Inc	269
	29,757	*	Navigant Consulting, Inc	638
	11,157	e*	Neopharm, Inc	115
	39,347	*	Oscient Pharmaceuticals Corp	201
	16,855	*	Parexel International Corp	334
	218,984		Paychex, Inc	7,419

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	17,567	*	Per-Se Technologies, Inc	255
	32,056	*	Pharmaceutical Product Development, Inc	1,018
	57,010	*	Pharmos Corp	234
	25,516	*	PRG-Schultz International, Inc	140
	51,292		Quest Diagnostics, Inc	4,357
	14,653	*	Regeneration Technologies, Inc	157
	24,599	e*	Regeneron Pharmaceuticals, Inc	259
	14,990	*	Resources Connection, Inc	586
	6,481	*	Rigel Pharmaceuticals, Inc	92
	25,064	*	Seattle Genetics, Inc	176
	197,713		Servicemaster Co	2,436
	8,084	*	SFBC International, Inc	253
	10,441	*	Sourcecorp	287
	18,240	*	Symyx Technologies, Inc	440
	4,600	e*	Tejon Ranch Co	160
	28,323	*	Telik, Inc	676
	36,233	*	Tetra Tech, Inc	591
	19,242	*	Transkaryotic Therapies, Inc	288
	7,844	*	TRC Cos, Inc	131
	10,112	e*	Trimeris, Inc	146
	34,575	*	Tularik, Inc	857
	45,402	*	U.S. Oncology, Inc	668
	20,333	*	URS Corp	557
	11,972	*	Ventiv Health, Inc	185
	16,335	*	Washington Group International, Inc	586
	21,746		Watson Wyatt & Co Holdings	580

			TOTAL ENGINEERING AND MANAGEMENT SERVICES	70,871

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.00%
	3,415	*	Omega Protein Corp	33

			TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL	33

FABRICATED METAL PRODUCTS - 0.71%
	25,798	e*	Alliant Techsystems, Inc	1,634
	38,215		Ball Corp	2,753
	9,943		CIRCOR International, Inc	203
	34,150		Crane Co	1,072
	109,365	*	Crown Holdings, Inc	1,090
	152,894		Danaher Corp	7,928
	4,631	*	Drew Industries, Inc	188
	96,576		Fortune Brands, Inc	7,285
	15,890	*	Griffon Corp	354
	4,789		Gulf Island Fabrication, Inc	104
	26,893		Harsco Corp	1,264
	171,964		Illinois Tool Works, Inc	16,490
	10,787	*	Intermagnetics General Corp	367
	48,919	*	Jacuzzi Brands, Inc	394
	4,624		Lifetime Hoan Corp	105
	297,084		Masco Corp	9,263
	9,305	*	Mobile Mini, Inc	264
	12,623	*	NCI Building Systems, Inc	411
	40,624	e*	Shaw Group, Inc	412
	7,037		Silgan Holdings, Inc	284
	11,898		Simpson Manufacturing Co, Inc	668
	38,502		Snap-On, Inc	1,292
	42,364		Stanley Works	1,931
	14,300		Sturm Ruger & Co, Inc	173
	15,609	*	Taser International, Inc	676
	37,619	e*	Tower Automotive, Inc	137
	9,583		Valmont Industries, Inc	219
	6,434	*	Water Pik Technologies, Inc	107
	15,541		Watts Water Technologies, Inc (Class A)	419

			TOTAL FABRICATED METAL PRODUCTS	57,487

FOOD AND KINDRED PRODUCTS - 3.32%
	10,400	e	American Italian Pasta Co (Class A)	317
	523,163		Anheuser-Busch Cos, Inc	28,251
	357,506		Archer Daniels Midland Co	5,999
	5,099	*	Boston Beer Co, Inc (Class A)	103
	10,813		Cal-Maine Foods, Inc	151
	149,873		Campbell Soup Co	4,029
	2,568		Coca-Cola Bottling Co Consolidated	149
	1,375,933		Coca-Cola Co	69,457
	150,170		Coca-Cola Enterprises, Inc	4,353
	355,780		Conagra Foods, Inc	9,635
	58,860	*	Constellation Brands, Inc (Class A)	2,185
	17,103		Coors (Adolph) Co (Class B)	1,237
	24,135		Corn Products International, Inc	1,123
	41,373	*	Darling International, Inc	174
	102,878	*	Dean Foods Co	3,838
	121,988	*	Del Monte Foods Co	1,239
	5,320		Farmer Brothers Co	143
	20,587		Flowers Foods, Inc	538
	196,579		General Mills, Inc	9,343
	233,395		H.J. Heinz Co	9,149
	3,894	*	Hansen Natural Corp	99
	71,291	*	Hercules, Inc	869
	118,278	e	Hershey Foods Corp	5,473
	49,373		Hormel Foods Corp	1,536
	29,269	*	Interstate Bakeries Corp	318
	4,179	*	J & J Snack Foods Corp	171
	37,674		J.M. Smucker Co	1,730
	163,357		Kellogg Co	6,836
	172,902		Kraft Foods, Inc (Class A)	5,478
	18,010		Lancaster Colony Corp	750
	16,633		Lance, Inc	256
	6,664	*	M&F Worldwide Corp	91
	92,460		McCormick & Co, Inc (Non-Vote)	3,144
	2,563		MGP Ingredients, Inc	99
	4,670		National Beverage Corp	46

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	7,615	*	Peets Coffee & Tea, Inc	190
	111,602		Pepsi Bottling Group, Inc	3,408
	45,893		PepsiAmericas Inc	975
	1,113,545		PepsiCo, Inc	59,998
	15,900		Pilgrim’s Pride Corp	460
	19,212	*	Ralcorp Holdings, Inc	676
	3,619		Riviana Foods, Inc	95
	6,337	*	Robert Mondavi Corp (Class A)	235
	6,677		Sanderson Farms, Inc	358
	516,078		Sara Lee Corp	11,865
	26,851		Sensient Technologies Corp	577
	54,899	*	Smithfield Foods, Inc	1,614
	17,132		Tootsie Roll Industries, Inc	557
	19,746		Topps Co, Inc	192
	138,774		Tyson Foods, Inc (Class A)	2,907
	108,157		Wrigley (Wm.) Jr Co	6,819

			TOTAL FOOD AND KINDRED PRODUCTS	269,235

FOOD STORES - 0.50%
	15,592	*	7-Eleven, Inc	278
	232,314	e	Albertson’s, Inc	6,166
	837		Arden Group, Inc (Class A)	75
	10,716	*	Great Atlantic & Pacific Tea Co, Inc	82
	5,184		Ingles Markets, Inc (Class A)	58
	500,265	*	Kroger Co	9,105
	18,398	e*	Panera Bread Co (Class A)	660
	7,519	*	Pantry, Inc	164
	17,734	*	Pathmark Stores, Inc	135
	21,800		Ruddick Corp	489
	294,271	*	Safeway, Inc	7,457
	260,339	*	Starbucks Corp	11,320
	7,145		Weis Markets, Inc	250
	38,480		Whole Foods Market, Inc	3,673
	19,665	*	Wild Oats Markets, Inc	277
	55,110	e*	Winn-Dixie Stores, Inc	397

			TOTAL FOOD STORES	40,586

FORESTRY - 0.12%
	150,874		Weyerhaeuser Co	9,523

			TOTAL FORESTRY	9,523

FURNITURE AND FIXTURES - 0.32%
	6,589		Bassett Furniture Industries, Inc	143
	21,530		Ethan Allen Interiors, Inc	773
	30,665		Furniture Brands International, Inc	768
	48,168		Herman Miller, Inc	1,394
	34,154		Hillenbrand Industries, Inc	2,065
	38,899		HNI Corp	1,647
	4,438		Hooker Furniture Corp	90
	125,228		Johnson Controls, Inc	6,685
	18,600		Kimball International, Inc (Class B)	274
	35,728		La-Z-Boy, Inc	642
	43,651		Lear Corp	2,575
	128,198		Leggett & Platt, Inc	3,424
	182,087	e	Newell Rubbermaid, Inc	4,279
	23,594	e*	Select Comfort Corp	670
	3,625		Stanley Furniture Co, Inc	153
	27,480		Steelcase, Inc (Class A)	385
	600	*	Tempur-Pedic International, Inc	8

			TOTAL FURNITURE AND FIXTURES	25,975

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
	196,921	*	Bed Bath & Beyond, Inc	7,572
	174,035		Best Buy Co, Inc	8,831
	128,868		Circuit City Stores, Inc (Circuit City Group)	1,669
	14,018	*	Cost Plus, Inc	455
	8,547	*	Electronics Boutique Holdings Corp	225
	13,518	*	Gamestop Corp (Class A)	206
	15,783	*	Guitar Center, Inc	702
	12,029		Haverty Furniture Cos, Inc	210
	6,676	*	Kirkland’s, Inc	80
	29,287	*	Linens ‘n Things, Inc	858
	59,455		Pier 1 Imports, Inc	1,052
	112,362		RadioShack Corp	3,217
	17,052	*	Restoration Hardware, Inc	125
	23,041	*	The Bombay Co, Inc	141
	15,057	*	Trans World Entertainment Corp	151
	57,150	*	Williams-Sonoma, Inc	1,884

			TOTAL FURNITURE AND HOMEFURNISHINGS STORES	27,378

GENERAL BUILDING CONTRACTORS - 0.34%
	8,876	e	Beazer Homes U.S.A., Inc	890
	10,425		Brookfield Homes Corp	273
	81,978		Centex Corp	3,750
	143,008		D.R. Horton, Inc	4,061
	2,549	*	Dominion Homes, Inc	59
	21,543	*	Hovnanian Enterprises, Inc (Class A)	748
	26,454		KB Home	1,816
	78,874		Lennar Corp (Class A)	3,527
	5,826		Lennar Corp (Class B)	241
	9,930	*	Levitt Corp (Class A)	256
	7,857		M/I Homes, Inc	319
	15,117		MDC Holdings, Inc	962
	6,860	*	Meritage Corp	472
	3,699	*	NVR, Inc	1,791
	11,355	e*	Palm Harbor Homes, Inc	201
	10,972	*	Perini Corp	117
	67,152		Pulte Homes, Inc	3,494
	16,596		Ryland Group, Inc	1,298
	22,523		Standard-Pacific Corp	1,110
	5,961		Technical Olympic U.S.A., Inc	133
	31,776	*	Toll Brothers, Inc	1,345

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	18,318		Walter Industries, Inc	249
	21,939	*	WCI Communities, Inc	489
	2,732	*	William Lyon Homes, Inc	252

			TOTAL GENERAL BUILDING CONTRACTORS	27,853

GENERAL MERCHANDISE STORES - 2.19%
	26,692	e*	99 Cents Only Stores	407
	76,903	*	Big Lots, Inc	1,112
	46,118	*	BJ’s Wholesale Club, Inc	1,153
	3,353		Bon-Ton Stores, Inc	49
	12,993	*	Brookstone, Inc	261
	30,553		Casey’s General Stores, Inc	559
	4,489	*	Conn’s, Inc	71
	302,904		Costco Wholesale Corp	12,440
	41,041		Dillard’s, Inc (Class A)	915
	190,416		Dollar General Corp	3,725
	75,616	*	Dollar Tree Stores, Inc	2,074
	99,725		Family Dollar Stores, Inc	3,034
	124,397		Federated Department Stores, Inc	6,108
	25,464		Fred’s, Inc	562
	3,708	*	Gander Mountain Co	85
	168,282	e	J.C. Penney Co, Inc	6,354
	12,233	*	Jo-Ann Stores, Inc	360
	193,946	*	Kohl’s Corp	8,200
	191,631		May Department Stores Co	5,268
	17,203		Neiman Marcus Group, Inc (Class A)	957
	7,201		Neiman Marcus Group, Inc (Class B)	374
	8,575	*	Retail Ventures, Inc	66
	83,410		Saks, Inc	1,251
	148,230		Sears Roebuck & Co	5,597
	19,023	*	ShopKo Stores, Inc	269
	16,042	*	Stein Mart, Inc	261
	595,613		Target Corp	25,296
	140,910	*	Toys ‘R’ Us, Inc.	2,245
	16,682	*	Tuesday Morning Corp	484
	1,673,050		Wal-Mart Stores, Inc	88,270

			TOTAL GENERAL MERCHANDISE STORES	177,807

HEALTH SERVICES - 0.86%
	31,621	*	Accredo Health, Inc	1,232
	7,061	*	Amedisys, Inc	233
	4,595	*	America Service Group, Inc	160
	18,747	e*	American Healthways, Inc	499
	19,602	*	Amsurg Corp	493
	34,626	*	Apria Healthcare Group, Inc	994
	69,525	*	Beverly Enterprises, Inc	598
	4,994	*	Bio-Reference Labs, Inc	66
	294,499	*	Caremark Rx, Inc	9,701
	33,161	*	Community Health Systems, Inc	888
	4,011	*	Corvel Corp	114
	51,787	*	Coventry Health Care, Inc	2,532
	18,082	*	Cross Country Healthcare, Inc	328
	64,375	*	DaVita, Inc	1,985
	3,084	*	Dynacq Healthcare, Inc	18
	14,355	*	Enzo Biochem, Inc	215
	42,228	*	Express Scripts, Inc	3,346
	59,375	*	First Health Group Corp	927
	12,858	*	Genesis HealthCare Corp	373
	16,401	*	Gentiva Health Services, Inc	267
	311,290		HCA, Inc	12,947
	158,536		Health Management Associates, Inc (Class A)	3,554
	37,552		Hooper Holmes, Inc	216
	19,658	*	Inveresk Research Group, Inc	606
	17,075	*	Kindred Healthcare, Inc	450
	16,026	*	Kinetic Concepts, Inc	800
	11,050	*	LabOne, Inc	351
	98,326	*	Laboratory Corp Of America Holdings	3,904
	6,672	*	LCA-Vision, Inc	194
	24,836	*	LifePoint Hospitals, Inc	924
	62,472	*	Lincare Holdings, Inc	2,053
	17,451	*	Magellan Health Services, Inc	584
	59,781		Manor Care, Inc	1,954
	6,677	*	Matria Healthcare, Inc	167
	3,907	*	Medcath Corp	78
	4,992		National Healthcare Corp	140
	24,349	*	NeighborCare, Inc	763
	23,729	*	Odyssey HealthCare, Inc	447
	8,230		Option Care, Inc	126
	32,858	e*	Orthodontic Centers Of America, Inc	269
	15,880	*	Pediatrix Medical Group, Inc	1,109
	31,991	*	Province Healthcare Co	549
	6,425	*	Psychiatric Solutions, Inc	160
	10,430	*	RehabCare Group, Inc	278
	47,317	*	Renal Care Group, Inc	1,568
	59,660		Select Medical Corp	801
	3,930	*	Specialty Laboratories, Inc	35
	10,538	*	Sunrise Senior Living, Inc	412
	5,363	*	Symbion, Inc	94
	308,637	e*	Tenet Healthcare Corp	4,139
	49,867	*	Triad Hospitals, Inc	1,857
	18,225	*	United Surgical Partners International, Inc	719
	32,473		Universal Health Services, Inc (Class B)	1,490
	20,327	*	VCA Antech, Inc	911
	7,404	*	VistaCare, Inc (Class A)	137

			TOTAL HEALTH SERVICES	69,755

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
	21,500		Granite Construction, Inc	392
	14,749	*	Insituform Technologies, Inc (Class A)	240

			TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	632

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES - 2.27%
	8,966	*	4Kids Entertainment, Inc	214
	15,893		Acadia Realty Trust	218
	16,007		Affordable Residential Communities	266
	7,920		Alabama National Bancorp	439
	1,423	*	Alexander’s, Inc	239
	12,650		Alexandria Real Estate Equities, Inc	718
	83,676	e	Allied Capital Corp	2,043
	51,686		AMB Property Corp	1,790
	16,250		Amcore Financial, Inc	490
	45,927		American Financial Realty Trust	656
	22,500		American Home Mortgage Investment Corp	583
	16,404		AMLI Residential Properties Trust	481
	76,431		Annaly Mortgage Management, Inc	1,296
	33,545		Anthracite Capital, Inc	402
	29,445		Anworth Mortgage Asset Corp	350
	62,691		Apartment Investment & Management Co (Class A)	1,952
	40,193	*	Apollo Investment Corp	553
	4,545		Arbor Realty Trust, Inc	91
	129,762		Archstone-Smith Trust	3,806
	38,904		Arden Realty, Inc	1,144
	12,975		Ashford Hospitality Trust, Inc	108
	44,787		AvalonBay Communities, Inc	2,531
	8,915		Bedford Property Investors	261
	52,245		Boston Properties, Inc	2,616
	22,457		Brandywine Realty Trust	611
	32,674		BRE Properties, Inc (Class A)	1,135
	37,697		Brookline Bancorp, Inc	553
	23,022		Camden Property Trust	1,054
	20,176		Capital Automotive REIT	592
	14,669	*	Capital Lease Funding, Inc	153
	1,773		Capital Southwest Corp	140
	6,345		Capitol Bancorp Ltd	165
	9,629	e	Capstead Mortgage Corp	130
	34,383		CarrAmerica Realty Corp	1,039
	13,947		CBL & Associates Properties, Inc	767
	10,667		Cedar Shopping Centers, Inc	123
	15,400		Centerpoint Properties Trust	1,182
	25,203		Chelsea Property Group, Inc	1,644
	4,086		Cherokee, Inc	103
	13,024	*	Circle Group Holdings, Inc	67
	11,451		Colonial Properties Trust	441
	30,120		Commercial Net Lease Realty, Inc	518
	6,786		Community Banks, Inc	199
	24,255		Community First Bankshares, Inc	781
	38,124		Cornerstone Realty Income Trust, Inc	334
	22,733		Corporate Office Properties Trust	565
	7,117		Correctional Properties Trust	208
	23,339		Cousins Properties, Inc	769
	51,454		Crescent Real Estate Equities Co	829
	61,950		Developers Diversified Realty Corp	2,191
	90,829		Duke Realty Corp	2,889
	13,583		Eastgroup Properties, Inc	457
	15,556		Entertainment Properties Trust	556
	30,386		Equity Inns, Inc	282
	268,268		Equity Office Properties Trust	7,297
	22,015		Equity One, Inc	398
	181,755		Equity Residential	5,404
	14,315		Essex Property Trust, Inc	978
	32,604		Federal Realty Investment Trust	1,356
	32,149	*	FelCor Lodging Trust, Inc	389
	13,254	*	First Acceptance Corp	93
	7,600		First Indiana Corp	145
	27,200		First Industrial Realty Trust, Inc	1,003
	53,037		First Niagara Financial Group, Inc	636
	7,637		First Place Financial Corp	142
	41,225		Fremont General Corp	728
	89,428		Friedman Billings Ramsey Group, Inc	1,770
	19,300		Gables Residential Trust	656
	142,888		General Growth Properties, Inc	4,225
	5,862		German American Bancorp	98
	5,430		Gladstone Capital Corp	109
	18,043		Glenborough Realty Trust, Inc	331
	23,016		Glimcher Realty Trust	509
	12,508		Government Properties Trust, Inc	131
	34,453		Greater Bay Bancorp	996
	8,048	*	Harris & Harris Group, Inc	98
	86,122	e	Health Care Property Investors, Inc	2,070
	33,386		Health Care REIT, Inc	1,085
	27,920		Healthcare Realty Trust, Inc	1,046
	13,669		Heritage Property Investment Trust	370
	22,411		Highland Hospitality Corp	225
	35,200		Highwoods Properties, Inc	827
	21,872		Home Properties, Inc	853
	41,929		Hospitality Properties Trust	1,774
	204,860	*	Host Marriott Corp	2,532
	114,342		HRPT Properties Trust	1,145
	40,850		IMPAC Mortgage Holdings, Inc	920
	49,249		Independence Community Bank Corp	1,793
	21,188		Innkeepers U.S.A. Trust	218
	27,187		Investors Real Estate Trust	282
	71,167		iStar Financial, Inc	2,847
	17,734		Keystone Property Trust	426
	18,405		Kilroy Realty Corp	628
	64,656		Kimco Realty Corp	2,942
	17,398	*	Koger Equity, Inc	402
	15,595		Kramont Realty Trust	250

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	118,578	*	La Quinta Corp	996
	17,968		LaSalle Hotel Properties	438
	31,207		Lexington Corporate Properties Trust	621
	55,181		Liberty Property Trust	2,219
	9,901		LTC Properties, Inc	164
	23,653		Luminent Mortgage Capital, Inc	284
	38,567		Macerich Co	1,846
	40,532		Mack-Cali Realty Corp	1,677
	22,007		Maguire Properties, Inc	545
	12,082		Manufactured Home Communities, Inc	401
	56,358	*	Meristar Hospitality Corp	385
	50,319		MFA Mortgage Investments, Inc	448
	11,455		Mid-America Apartment Communities, Inc	434
	34,771		Mills Corp	1,624
	9,692		Mission West Properties, Inc	117
	12,215		National Health Investors, Inc	332
	43,757		Nationwide Health Properties, Inc	827
	65,088		New Plan Excel Realty Trust	1,520
	22,021		Newcastle Investment Corp	660
	16,202	e	Novastar Financial, Inc	615
	30,041		Omega Healthcare Investors, Inc	302
	10,999		Oriental Financial Group, Inc	298
	5,340		Origen Financial, Inc	42
	26,388		Pan Pacific Retail Properties, Inc	1,333
	7,123		Parkway Properties, Inc	317
	20,218		Pennsylvania Real Estate Investment Trust	692
	122,029		Plum Creek Timber Co, Inc	3,976
	88,156		Popular, Inc	3,770
	22,919		Post Properties, Inc	668
	23,917		Prentiss Properties Trust	802
	14,219		Price Legacy Corp	262
	10,646		PrivateBancorp, Inc	292
	111,533		Prologis	3,672
	10,107		Prosperity Bancshares, Inc	246
	8,722		PS Business Parks, Inc	351
	61,553		Public Storage, Inc	2,832
	3,382		Quaker City Bancorp, Inc	186
	15,054		RAIT Investment Trust	371
	9,248		Ramco-Gershenson Properties	224
	26,200		Realty Income Corp	1,093
	40,425		Reckson Associates Realty Corp	1,110
	10,361		Redwood Trust, Inc	577
	33,216		Regency Centers Corp	1,425
	61,703		Rouse Co	2,931
	9,617		Sandy Spring Bancorp, Inc	334
	7,237		Saul Centers, Inc	232
	34,768		Senior Housing Properties Trust	584
	29,344		Shurgard Storage Centers, Inc (Class A)	1,097
	98,100		Simon Property Group, Inc	5,044
	25,036		SL Green Realty Corp	1,172
	9,856		Sovran Self Storage, Inc	376
	7,140		Suffolk Bancorp	233
	18,373		Summit Properties, Inc	471
	10,290		Sun Communities, Inc	387
	29,645		Susquehanna Bancshares, Inc	746
	8,815		Tanger Factory Outlet Centers, Inc	345
	32,222		Taubman Centers, Inc	738
	52,751		Thornburg Mortgage, Inc	1,422
	5,300		Tompkins Trustco, Inc	252
	11,290		Town & Country Trust	285
	54,261		Trizec Properties, Inc	882
	14,730		U.S. Restaurant Properties, Inc	224
	84,749		United Dominion Realty Trust, Inc	1,676
	6,985		Universal Health Realty Income Trust	200
	13,829		Urstadt Biddle Properties, Inc (Class A)	205
	54,384		Ventas, Inc	1,270
	61,223		Vornado Realty Trust	3,496
	566,094		Washington Mutual, Inc	21,874
	25,712		Washington Real Estate Investment Trust	755
	20,869		Waypoint Financial Corp	576
	50,451		Weingarten Realty Investors	1,578
	2,941		Westfield Financial, Inc	60
	13,928		Winston Hotels, Inc	144

			TOTAL HOLDING AND OTHER INVESTMENT OFFICES	184,434

HOTELS AND OTHER LODGING PLACES - 0.32%
	7,396		Ameristar Casinos, Inc	248
	10,545	*	Bluegreen Corp	146
	16,300	*	Boca Resorts, Inc (Class A)	323
	22,639		Boyd Gaming Corp	602
	12,827		Choice Hotels International, Inc	643
	5,556	*	Empire Resorts, Inc	78
	229,966		Hilton Hotels Corp	4,291
	43,736		Mandalay Resort Group	3,002
	12,791		Marcus Corp	221
	131,420		Marriott International, Inc (Class A)	6,555
	43,908	*	MGM Mirage	2,061
	23,030	*	Pinnacle Entertainment, Inc	290
	26,000	*	Prime Hospitality Corp	276
	129,460		Starwood Hotels & Resorts Worldwide, Inc	5,806
	12,256	*	Vail Resorts, Inc	235
	21,445	e*	Wynn Resorts Ltd	828

			TOTAL HOTELS AND OTHER LODGING PLACES	25,605

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.14%
	509,335		3M Co	45,845
	5,902	*	Aaon, Inc	119
	15,369	*	Actuant Corp	599
	70,721	*	Adaptec, Inc	598

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	41,597	*	Advanced Digital Information Corp	403
	58,456	*	AGCO Corp	1,191
	122,304	*	American Standard Cos, Inc	4,930
	245,440	*	Apple Computer, Inc	7,987
	1,102,890	*	Applied Materials, Inc	21,639
	10,000	*	Astec Industries, Inc	188
	5,035	*	ASV, Inc	158
	30,136	*	Asyst Technologies, Inc	312
	18,748	*	Authentidate Holding Corp	205
	31,792	*	Avocent Corp	1,168
	65,628	*	Axcelis Technologies, Inc	816
	224,391		Baker Hughes, Inc	8,448
	2,409		BHA Group Holdings, Inc	91
	51,597		Black & Decker Corp	3,206
	11,587		Black Box Corp	548
	2,333	*	Blount International, Inc	30
	14,552		Briggs & Stratton Corp	1,286
	28,891	*	Brooks Automation, Inc	582
	6,794		Cascade Corp	212
	226,827		Caterpillar, Inc	18,019
	54,695	*	Cirrus Logic, Inc	329
	4,410,646	*	Cisco Systems, Inc	104,532
	33,463	*	Cooper Cameron Corp	1,630
	57,259	*	Cray, Inc	379
	24,895		Cummins, Inc	1,556
	10,981	*	Cuno, Inc	586
	24,200	*	Cymer, Inc	906
	161,295		Deere & Co	11,313
	1,651,525	*	Dell, Inc	59,158
	47,995		Diebold, Inc	2,537
	50,702		Donaldson Co, Inc	1,486
	28,117	*	Dot Hill Systems Corp	315
	134,987		Dover Corp	5,683
	3,545	*	Dril-Quip, Inc	66
	99,310		Eaton Corp	6,429
	34,739	*	Electronics For Imaging, Inc	982
	1,578,756	*	EMC Corp	17,998
	54,578	*	Emulex Corp	781
	14,439		Engineered Support Systems, Inc	845
	13,439	*	EnPro Industries, Inc	309
	13,600	*	Esterline Technologies Corp	402
	22,225	e*	FalconStor Software, Inc	172
	8,475	*	Flanders Corp	70
	35,167	*	Flowserve Corp	877
	40,558	*	FMC Technologies, Inc	1,168
	19,359	*	FSI International, Inc	151
	13,011	*	Gardner Denver, Inc	363
	163,392	*	Gateway, Inc	735
	3,737	*	General Binding Corp	58
	21,921	*	Global Power Equipment Group, Inc	176
	4,915		Gorman-Rupp Co	134
	45,355		Graco, Inc	1,408
	79,223	*	Grant Prideco, Inc	1,462
	1,990,583		Hewlett-Packard Co	42,001
	9,322	*	Hydril	294
	33,040	*	Hypercom Corp	279
	28,198		IDEX Corp	969
	25,661	*	InFocus Corp	218
	1,099,399		International Business Machines Corp	96,912
	227,716		International Game Technology	8,790
	10,849	*	Intevac, Inc	96
	33,625		Iomega Corp	188
	61,086		ITT Industries, Inc	5,070
	28,675		JLG Industries, Inc	398
	33,652		Joy Global, Inc	1,008
	7,945	*	Kadant, Inc	184
	18,280		Kaydon Corp	565
	21,894		Kennametal, Inc	1,003
	17,605	*	Komag, Inc	246
	32,500	*	Kulicke & Soffa Industries, Inc	356
	88,467	*	Lam Research Corp	2,371
	28,720		Lennox International, Inc	520
	83,987	*	Lexmark International, Inc	8,107
	21,305		Lincoln Electric Holdings, Inc	726
	7,700		Lindsay Manufacturing Co	185
	3,517		Lufkin Industries, Inc	112
	17,506		Manitowoc Co, Inc	593
	160,332	*	Maxtor Corp	1,063
	7,094	*	Maxwell Technologies, Inc	92
	11,592	*	Micros Systems, Inc	556
	2,893		Middleby Corp	158
	32,832	e*	Milacron, Inc	131
	15,800		Modine Manufacturing Co	503
	3,039		Nacco Industries, Inc (Class A)	289
	55,621	e*	National-Oilwell, Inc	1,752
	14,025	*	Netgear, Inc	151
	201,403	*	Network Appliance, Inc	4,336
	17,199		Nordson Corp	746
	18,832	*	Oil States International, Inc	288
	14,105	*	Omnicell, Inc	206
	8,864	*	Overland Storage, Inc	118
	76,803		Pall Corp	2,011
	27,097	*	PalmOne, Inc	942
	78,490		Parker Hannifin Corp	4,667
	22,412	*	Paxar Corp	437
	65,424		Pentair, Inc	2,201
	156,184		Pitney Bowes, Inc	6,911

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	9,183	*	Planar Systems, Inc	123
	19,405	e*	Presstek, Inc	204
	15,899	*	ProQuest Co	433
	94,629	*	Quantum Corp	293
	6,900		Robbins & Myers, Inc	155
	104,687	*	Sandisk Corp	2,271
	6,258		Sauer-Danfoss, Inc	107
	4,749		Schawk, Inc	66
	35,957	*	Scientific Games Corp (Class A)	688
	10,800	*	Semitool, Inc	122
	167,546	e*	Silicon Graphics, Inc	369
	13,054	*	Simpletech, Inc	45
	65,466	*	Smith International, Inc	3,650
	534,333	*	Solectron Corp	3,457
	51,912	e	SPX Corp	2,411
	7,200		Standex International Corp	196
	19,050		Stewart & Stevenson Services, Inc	341
	72,300	*	Storage Technology Corp	2,097
	154,104		Symbol Technologies, Inc	2,271
	10,545		Tecumseh Products Co (Class A)	434
	5,500		Tennant Co	228
	31,959	*	Terex Corp	1,091
	9,387		Thomas Industries, Inc	312
	38,732		Timken Co	1,026
	16,200		Toro Co	1,135
	5,538	*	Transact Technologies, Inc	175
	13,737	*	Ultratech, Inc	224
	31,082	*	UNOVA, Inc	629
	16,749	*	Veeco Instruments, Inc	432
	139,086	*	Western Digital Corp	1,204
	20,532	*	WJ Communications	73
	6,293		Woodward Governor Co	454
	498,073	e*	Xerox Corp	7,222
	114,634	*	Xybernaut Corp	191
	26,300		York International Corp	1,080
	24,741	*	Zebra Technologies Corp (Class A)	2,152

			TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	579,686

INSTRUMENTS AND RELATED PRODUCTS - 3.16%
	11,319	*	Abaxis, Inc	215
	9,874	*	Abiomed, Inc	124
	6,126	*	ADE Corp	132
	19,118	*	Advanced Medical Optics, Inc	814
	12,863	*	Advanced Neuromodulation Systems, Inc	422
	314,089	*	Agilent Technologies, Inc	9,197
	18,971	e*	Aksys Ltd	111
	33,740	*	Align Technology, Inc	641
	16,356	*	American Medical Systems Holdings, Inc	551
	6,450		Analogic Corp	274
	2,749	*	Animas Corp	51
	138,993		Applera Corp (Applied Biosystems Group)	3,023
	15,128		Arrow International, Inc	453
	13,784	*	Arthrocare Corp	401
	7,965	*	Aspect Medical Systems, Inc	147
	11,512	*	August Technology Corp	144
	69,570		Bard (C.R.), Inc	3,941
	35,059		Bausch & Lomb, Inc	2,281
	399,905		Baxter International, Inc	13,801
	2,200	*	Baxter International, Inc (Contingent Value Rts)	0
	40,498		Beckman Coulter, Inc	2,470
	169,874		Becton Dickinson & Co	8,799
	7,194		BEI Technologies, Inc	204
	14,357	*	Biolase Technology, Inc	193
	172,006		Biomet, Inc	7,644
	11,266	*	Bio-Rad Laboratories, Inc (Class A)	663
	431,512	*	Boston Scientific Corp	18,469
	13,858	*	Bruker BioSciences Corp	67
	12,458	*	Candela Corp	122
	44,502	*	Cardiac Science, Inc	109
	23,331	*	Cardiodynamics International Corp	118
	27,040	*	Cepheid, Inc	312
	4,400	*	Closure Medical Corp	110
	25,887		Cognex Corp	996
	19,569	*	Coherent, Inc	584
	13,701		Cohu, Inc	261
	8,756	*	Cole National Corp	204
	16,533	e*	Conceptus, Inc	186
	19,250	*	Conmed Corp	527
	21,984		Cooper Cos, Inc	1,389
	62,388	*	Credence Systems Corp	861
	20,165	*	CTI Molecular Imaging, Inc	286
	13,015	e*	Cyberonics, Inc	434
	4,802	*	Cyberoptics Corp	125
	74,276	*	Cytyc Corp	1,884
	7,100		Datascope Corp	282
	52,293		Dentsply International, Inc	2,724
	13,667	*	Depomed, Inc	68
	12,033	*	Dionex Corp	664
	11,581	*	DJ Orthopedics, Inc	266
	16,194	*	DRS Technologies, Inc	517
	190,310	e	Eastman Kodak Co	5,135
	10,156		EDO Corp	245
	40,322	*	Edwards Lifesciences Corp	1,405
	19,942	*	Encore Medical Corp	126
	14,227	*	Endocardial Solutions, Inc	147
	8,386	*	ESCO Technologies, Inc	447
	4,156	*	Exactech, Inc	90
	7,765	*	Excel Technology, Inc	258

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	4,273		E-Z-Em-Inc	79
	6,851	*	Faro Technologies, Inc	176
	16,016	*	FEI Co	383
	41,501	e*	Fisher Scientific International, Inc	2,397
	21,800	*	Flir Systems, Inc	1,197
	17,972	*	Formfactor, Inc	403
	25,562	*	Fossil, Inc	697
	206,186		Guidant Corp	11,522
	12,653	*	Haemonetics Corp	375
	13,883	e*	Hanger Orthopedic Group, Inc	163
	7,204	*	Herley Industries, Inc	141
	13,218	*	Hologic, Inc	307
	6,762	e*	ICU Medical, Inc	227
	11,755	*	I-Flow Corp	139
	7,269		II-VI, Inc	223
	18,859	*	Illumina, Inc	120
	3,905	*	Immunicon Corp	31
	22,995	*	Inamed Corp	1,445
	28,868	*	Input/Output, Inc	239
	13,145	*	Integra LifeSciences Holding	464
	21,720	*	Intuitive Surgical, Inc	413
	17,233		Invacare Corp	771
	11,608	*	Invision Technologies, Inc	579
	15,000	e*	Ionics, Inc	424
	4,775	*	Ista Pharmaceuticals, Inc	50
	13,455	*	Itron, Inc	309
	17,133	*	Ixia	169
	8,152		Keithley Instruments, Inc	181
	6,174	*	Kensey Nash Corp	213
	126,972	*	KLA-Tencor Corp	6,270
	9,345	*	KVH Industries, Inc	119
	15,087	*	Kyphon, Inc	425
	11,721	e*	Laserscope	323
	5,051	*	LeCroy Corp	91
	45,894	e*	Lexar Media, Inc	307
	39,478	*	LTX Corp	427
	6,925	*	Measurement Specialties, Inc	150
	5,287	*	Medical Action Industries, Inc	97
	13,849	*	MedSource Technologies, Inc	98
	790,755		Medtronic, Inc	38,526
	28,381		Mentor Corp	973
	15,196	*	Merit Medical Systems, Inc	242
	24,376	*	Mettler-Toledo International, Inc	1,198
	7,594	*	Micro Therapeutics, Inc	32
	30,819	*	Millipore Corp	1,737
	13,981		Mine Safety Appliances Co	471
	21,021	*	MKS Instruments, Inc	480
	9,062	*	Molecular Devices Corp	161
	10,556		Movado Group, Inc	182
	13,932		MTS Systems Corp	327
	22,052	*	Nanogen, Inc	148
	25,510	*	Newport Corp	412
	4,204	*	NuVasive, Inc	46
	16,400		Oakley, Inc	212
	12,616	*	Ocular Sciences, Inc	479
	32,538	*	Orbital Sciences Corp	449
	21,914	*	Orthologic Corp	190
	26,297	*	Orthovita, Inc	135
	7,781	*	Palomar Medical Technologies, Inc	131
	82,791		PerkinElmer, Inc	1,659
	10,790	*	Photon Dynamics, Inc	378
	44,607	*	Pinnacle Systems, Inc	319
	10,464	*	Possis Medical, Inc	357
	22,373	*	RAE Systems, Inc	121
	274,481		Raytheon Co	9,818
	22,094	*	Resmed, Inc	1,126
	22,579	*	Respironics, Inc	1,327
	112,678		Rockwell Automation, Inc	4,227
	9,751	*	Rofin-Sinar Technologies, Inc	248
	23,860		Roper Industries, Inc	1,358
	8,333	*	Rudolph Technologies, Inc	152
	7,106	*	Sirf Technology Holdings, Inc	93
	20,721	*	Sola International, Inc	357
	11,945	*	Sonic Innovations, Inc	68
	11,307	*	Sonic Solutions, Inc	240
	9,346	*	SonoSite, Inc	223
	119,531	*	St. Jude Medical, Inc	9,043
	17,241	e*	Star Scientific, Inc	68
	46,485	*	Steris Corp	1,049
	186,714		Stryker Corp	10,269
	25,453	*	Sybron Dental Specialties, Inc	760
	4,446		Sypris Solutions, Inc	85
	26,858	*	Techne Corp	1,167
	52,991		Tektronix, Inc	1,803
	23,104		Teleflex, Inc	1,159
	125,753	*	Teradyne, Inc	2,855
	107,482	*	Thermo Electron Corp	3,304
	28,916	*	Thermogenesis	137
	32,720	e*	Thoratec Corp	351
	33,355	*	Trimble Navigation Ltd	927
	17,832	*	TriPath Imaging, Inc	168
	6,881		United Industrial Corp	161
	9,115	*	Urologix, Inc	141
	45,666	*	Varian Medical Systems, Inc	3,624
	22,477	*	Varian, Inc	947
	8,865	*	Ventana Medical Systems, Inc	421
	19,954	*	Viasys Healthcare, Inc	417

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	14,821	*	Viisage Technology, Inc	129
	31,579	*	Visx, Inc	844
	3,821		Vital Signs, Inc	111
	82,950	*	Waters Corp	3,963
	17,220	*	Wright Medical Group, Inc	613
	13,259		X-Rite, Inc	193
	3,046		Young Innovations, Inc	77
	160,967	*	Zimmer Holdings, Inc	14,197
	5,962	*	Zoll Medical Corp	209
	11,582	*	Zygo Corp	130

			TOTAL INSTRUMENTS AND RELATED PRODUCTS	256,182

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
	193,237		AON Corp	5,501
	33,588		Brown & Brown, Inc	1,448
	10,229	*	Clark, Inc	190
	93,429	*	Conseco, Inc	1,859
	14,025		Crawford & Co (Class B)	69
	59,854		Gallagher (Arthur J.) & Co	1,823
	20,900		Hilb, Rogal & Hamilton Co	746
	341,449		Marsh & McLennan Cos, Inc	15,495
	179,644	*	Medco Health Solutions, Inc	6,737
	21,636		National Financial Partners Corp	763
	22,850	*	USI Holdings Corp	361

			TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	34,992

INSURANCE CARRIERS - 4.86%
	17,800		21st Century Insurance Group	230
	98,289		Aetna, Inc	8,355
	331,819		Aflac, Inc	13,542
	21,901		Alfa Corp	307
	2,798	*	Alleghany Corp	803
	35,194	*	Allmerica Financial Corp	1,190
	458,405		Allstate Corp	21,339
	67,115		Ambac Financial Group, Inc	4,929
	13,153		American Equity Investment Life Holding Co	131
	23,517		American Financial Group, Inc	719
	1,497,866		American International Group, Inc	106,768
	7,573	*	American Medical Security Group, Inc	206
	6,886		American National Insurance Co	636
	5,463	*	American Physicians Capital, Inc	126
	16,040	*	AMERIGROUP Corp	789
	26,172		AmerUs Group Co	1,084
	91,808	*	Anthem, Inc	8,222
	16,513	*	Argonaut Group, Inc	304
	39,431		Assurant, Inc	1,040
	4,897		Baldwin & Lyons, Inc (Class B)	131
	44,455		Berkley (W.R.) Corp	1,909
	9,808		Bristol West Holdings, Inc	178
	13,135	*	Centene Corp	506
	19,544	*	Ceres Group, Inc	120
	123,621		Chubb Corp	8,428
	93,580		Cigna Corp	6,439
	95,505		Cincinnati Financial Corp	4,156
	18,336	*	Citizens, Inc	150
	16,647	*	CNA Financial Corp	493
	10,118	*	CNA Surety Corp	111
	15,331		Commerce Group, Inc	757
	29,724	*	Danielson Holdings Corp	205
	16,234		Delphi Financial Group, Inc (Class A)	722
	450		Direct General Corp	15
	4,059		Donegal Group, Inc	81
	1,197		EMC Insurance Group, Inc	28
	2,066	*	Enstar Group, Inc	110
	17,248		Erie Indemnity Co (Class A)	807
	7,436		FBL Financial Group, Inc (Class A)	210
	105,956		Fidelity National Financial, Inc	3,956
	51,924		First American Corp	1,344
	5,200	*	FPIC Insurance Group, Inc	128
	90,370	*	Genworth Financial, Inc	2,074
	4,433		Great American Financial Resources, Inc	70
	19,959		Harleysville Group, Inc	376
	189,398		Hartford Financial Services Group, Inc	13,019
	41,593		HCC Insurance Holdings, Inc	1,390
	69,665	*	Health Net, Inc	1,846
	10,757	*	HealthExtras, Inc	178
	25,945		Horace Mann Educators Corp	454
	106,844	*	Humana, Inc	1,806
	2,196		Independence Holding Co	75
	13,391		Infinity Property & Casualty Corp	442
	94,794		Jefferson-Pilot Corp	4,816
	2,078		Kansas City Life Insurance Co	87
	12,340		Landamerica Financial Group, Inc	480
	34,075		Leucadia National Corp	1,694
	118,397		Lincoln National Corp	5,594
	90,907		Loews Corp	5,451
	5,442	*	Markel Corp	1,510
	95,592		MBIA, Inc	5,460
	17,151		Mercury General Corp	852
	252,799		MetLife, Inc	9,063
	61,355		MGIC Investment Corp	4,654
	5,100		Midland Co	151
	6,720	*	Molina Healthcare, Inc	257
	32,499	e	MONY Group, Inc	1,017
	1,200	*	National Western Life Insurance Co (Class A)	184
	37,522		Nationwide Financial Services, Inc (Class A)	1,411
	5,555	*	Navigators Group, Inc	160
	1,223		NYMAGIC, Inc	32
	9,757	e	Odyssey Re Holdings Corp	234

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	39,762	*	Ohio Casualty Corp	800
	120,304		Old Republic International Corp	2,854
	55,370		Oxford Health Plans, Inc	3,048
	55,842	*	Pacificare Health Systems, Inc	2,159
	5,911		Penn-America Group, Inc	83
	11,555	*	Philadelphia Consolidated Holding Corp	694
	62,731	e	Phoenix Cos, Inc	768
	4,090	*	Pico Holdings, Inc	78
	15,137	*	PMA Capital Corp (Class A)	136
	63,391		PMI Group, Inc	2,759
	13,808		Presidential Life Corp	249
	199,241		Principal Financial Group	6,930
	16,972	*	ProAssurance Corp	579
	137,113		Progressive Corp	11,696
	43,093		Protective Life Corp	1,666
	346,936		Prudential Financial, Inc	16,122
	62,314		Radian Group, Inc	2,985
	15,863		Reinsurance Group Of America, Inc	645
	14,519		RLI Corp	530
	86,753		Safeco Corp	3,817
	6,502		Safety Insurance Group, Inc	139
	18,100		Selective Insurance Group, Inc	722
	15,275	*	Sierra Health Services, Inc	683
	429,174		St. Paul Travelers Cos, Inc	17,399
	19,266		Stancorp Financial Group, Inc	1,291
	8,400		State Auto Financial Corp	258
	10,933		Stewart Information Services Corp	369
	77,161		Torchmark Corp	4,151
	13,958		Transatlantic Holdings, Inc	1,130
	6,045	*	Triad Guaranty, Inc	352
	24,418	*	UICI	581
	4,871		United Fire & Casualty Co	281
	401,727		UnitedHealth Group, Inc	25,008
	30,135		Unitrin, Inc	1,284
	17,138	*	Universal American Financial Corp	188
	190,271	e	UnumProvident Corp	3,025
	23,386	*	Vesta Insurance Group, Inc	151
	14,821	*	WellChoice, Inc	614
	101,303	*	Wellpoint Health Networks, Inc	11,347
	921		Wesco Financial Corp	333
	6,901	e	Zenith National Insurance Corp	335

			TOTAL INSURANCE CARRIERS	394,780

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
	5,992	*	Geo Group, Inc	122

			TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	122

LEATHER AND LEATHER PRODUCTS - 0.10%
	11,648		Brown Shoe Co, Inc	477
	121,024	*	Coach, Inc	5,469
	16,766		K-Swiss, Inc (Class A)	339
	9,619	*	Maxwell Shoe Co, Inc (Class A)	224
	7,519	*	Steven Madden Ltd	150
	13,016	*	Timberland Co (Class A)	841
	1,605		Weyco Group, Inc	55
	26,553		Wolverine World Wide, Inc	697

			TOTAL LEATHER AND LEATHER PRODUCTS	8,252

LEGAL SERVICES - 0.00%
	10,285	e*	Pre-Paid Legal Services, Inc	245

			TOTAL LEGAL SERVICES	245

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
	67,296	*	Laidlaw International, Inc	872

			TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	872

LUMBER AND WOOD PRODUCTS - 0.11%
	3,640		American Woodmark Corp	218
	45,661	*	Champion Enterprises, Inc	419
	6,414		Deltic Timber Corp	246
	166,269		Georgia-Pacific Corp	6,149
	32,809		Rayonier, Inc	1,458
	3,900		Skyline Corp	159
	10,096		Universal Forest Products, Inc	326

			TOTAL LUMBER AND WOOD PRODUCTS	8,975

METAL MINING - 0.26%
	6,934	*	Cleveland-Cliffs, Inc	391
	138,942	*	Coeur D’alene Mines Corp	567
	102,825		Freeport-McMoRan Copper & Gold, Inc (Class A)	3,409
	77,113	e*	Hecla Mining Co	440
	14,500	*	MascoTech, Inc	0
	13,078	*	Metals USA, Inc	234
	260,374		Newmont Mining Corp	10,092
	60,025		Phelps Dodge Corp	4,653
	10,647	e	Royal Gold, Inc	151
	9,371		Southern Peru Copper Corp	387
	29,044	*	Stillwater Mining Co	436
	3,889	*	Wheeling-Pittsburgh Corp	81

			TOTAL METAL MINING	20,841

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
	21,215		Blyth, Inc	732
	43,276		Callaway Golf Co	491
	9,320	*	Daktronics, Inc	233
	5,091		Escalade, Inc	118
	95,706		Hasbro, Inc	1,818
	57,180	*	Identix, Inc	427
	16,421	e*	Jakks Pacific, Inc	341
	20,984	*	K2, Inc	329
	17,803	*	Leapfrog Enterprises, Inc	354
	292,908		Mattel, Inc	5,346
	18,735	e	Nautilus Group, Inc	366
	8,776	e*	Oneida Ltd	14

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	7,000		Penn Engineering & Manufacturing Corp	150
	9,204	*	RC2 Corp	327
	6,000		Russ Berrie & Co, Inc	117
	16,818	e*	Shuffle Master, Inc	611
	4,356	*	Steinway Musical Instruments, Inc	153
	32,225	*	Yankee Candle Co, Inc	943

			TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	12,870

MISCELLANEOUS RETAIL - 1.45%
	14,365	e*	1-800-Flowers.com, Inc (Class A)	117
	8,907	*	AC Moore Arts & Crafts, Inc	245
	22,029	e*	Alloy, Inc	135
	192,269	*	Amazon.com, Inc	10,459
	34,469	*	Barnes & Noble, Inc	1,171
	13,168	*	Big 5 Sporting Goods Corp	345
	4,281		Blair Corp	124
	2,428	*	Blue Nile, Inc	91
	51,929		Borders Group, Inc	1,217
	18,169		Cash America International, Inc	418
	9,482	*	Coldwater Creek, Inc	251
	262,691		CVS Corp	11,038
	19,532	*	Dick’s Sporting Goods, Inc	651
	28,699	*	Drugstore.com, Inc	100
	15,865	*	Duane Reade, Inc	259
	338,816	*	eBay, Inc	31,154
	12,459		Friedman’s, Inc (Class A)	39
	9,496		Hancock Fabrics, Inc	121
	15,165	*	Hibbett Sporting Goods, Inc	415
	11,512	*	Jill (J.) Group, Inc	272
	30,624	*	Kmart Holding Corp	2,199
	19,587		Longs Drug Stores Corp	468
	46,128	e*	Marvel Enterprises, Inc	900
	44,287		Michaels Stores, Inc	2,436
	20,950		MSC Industrial Direct Co (Class A)	688
	205,093	*	Office Depot, Inc	3,673
	59,215		Omnicare, Inc	2,535
	7,052	*	Overstock.com, Inc	276
	7,394	*	Party City Corp	92
	3,550	*	PC Connection, Inc	23
	5,046	*	PC Mall, Inc	95
	26,723	*	Petco Animal Supplies, Inc	861
	93,378		Petsmart, Inc	3,030
	15,471	*	Priceline.com, Inc	417
	289,247	*	Rite Aid Corp	1,510
	7,595	*	Sharper Image Corp	238
	14,433	*	Sports Authority, Inc	518
	12,380		Stamps.com, Inc	126
	332,433		Staples, Inc	9,744
	6,238	*	Systemax, Inc	42
	87,282		Tiffany & Co	3,216
	11,646	*	Valuevision International, Inc (Class A)	152
	668,417		Walgreen Co	24,203
	7,268		World Fuel Services Corp	328
	35,266	*	Zale Corp	961

			TOTAL MISCELLANEOUS RETAIL	117,353

MOTION PICTURES - 1.29%
	20,359	*	AMC Entertainment, Inc	313
	20,900	*	Avid Technology, Inc	1,141
	23,715	e	Blockbuster, Inc (Class A)	360
	4,971		Carmike Cinemas, Inc	196
	35,307	*	Hollywood Entertainment Corp	472
	1,759,727	*	Liberty Media Corp (Class A)	15,820
	51,239		Metro-Goldwyn-Mayer, Inc	620
	17,242		Movie Gallery, Inc	337
	22,634	e*	NetFlix, Inc	814
	9,410	*	Reading International, Inc	82
	26,711		Regal Entertainment Group (Class A)	483
	2,861,256	*	Time Warner, Inc	50,301
	1,338,711		Walt Disney Co	34,124

			TOTAL MOTION PICTURES	105,063

NONDEPOSITORY INSTITUTIONS - 2.28%
	10,597	*	Accredited Home Lenders Holding Co	298
	13,790		Advanta Corp (Class A)	302
	46,032	e	American Capital Strategies Ltd	1,290
	736,103		American Express Co	37,821
	102,147	*	AmeriCredit Corp	1,995
	6,017		Asta Funding, Inc	105
	155,010		Capital One Financial Corp	10,600
	27,051	*	CapitalSource, Inc	661
	29,400		CharterMac	578
	133,665		CIT Group, Inc	5,118
	470	*	Citibank West FSB	0
	12,101	*	CompuCredit Corp	209
	181,148		Countrywide Financial Corp	12,726
	8,444	*	Credit Acceptance Corp	127
	57,393		Doral Financial Corp	1,980
	7,863	*	Encore Capital Group, Inc	104
	631,058		Fannie Mae	45,032
	5,461	*	Federal Agricultural Mortgage Corp (Class C)	131
	11,187	*	Financial Federal Corp	394
	7,604	*	First Cash Financial Services, Inc	162
	11,400	*	First Marblehead Corp	459
	447,928		Freddie Mac	28,354
	1	*	Manulife Financial Corp	0
	737,842		MBNA Corp	19,029
	20,603		MCG Capital Corp	317
	20,908	*	Metris Cos, Inc	182
	5,250	*	Nelnet, Inc	93

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	18,393	e	New Century Financial Corp	861
	180,420	*	Providian Financial Corp	2,647
	18,602	*	Saxon Capital, Inc	425
	277,632		SLM Corp	11,230
	2,700		Student Loan Corp	369
	2,729	*	United PanAm Financial Corp	47
	14,783		Westcorp	672
	7,869	*	WFS Financial, Inc	390
	10,245	*	World Acceptance Corp	188

			TOTAL NONDEPOSITORY INSTITUTIONS	184,896

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
	13,959		Amcol International Corp	265
	9,779		Compass Minerals International, Inc	190
	63,913	e	Vulcan Materials Co	3,039

			TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	3,494

OIL AND GAS EXTRACTION - 1.65%
	166,404		Anadarko Petroleum Corp	9,751
	215,480		Apache Corp	9,384
	1,490	*	Atlas America, Inc	30
	7,034	*	Atwood Oceanics, Inc	294
	11,730		Berry Petroleum Co (Class A)	345
	103,216	*	BJ Services Co	4,731
	14,383	*	Brigham Exploration Co	132
	267,842		Burlington Resources, Inc	9,691
	21,323		Cabot Oil & Gas Corp (Class A)	902
	24,774	*	Cal Dive International, Inc	751
	8,127	*	Callon Petroleum Co	116
	12,241	*	Cheniere Energy, Inc	240
	157,011		Chesapeake Energy Corp	2,311
	27,695	*	Cimarex Energy Co	837
	2,869	*	Clayton Williams Energy, Inc	69
	22,483	*	Comstock Resources, Inc	438
	10,286	*	Delta Petroleum Corp	138
	35,445	*	Denbury Resources, Inc	743
	155,240		Devon Energy Corp	10,246
	35,272	e	Diamond Offshore Drilling, Inc	841
	8,397	*	Edge Petroleum Corp	143
	14,529	*	Encore Acquisition Co	405
	15,659	*	Energy Partners Ltd	240
	99,679		ENSCO International, Inc	2,901
	76,527		EOG Resources, Inc	4,569
	28,278	*	Evergreen Resources, Inc	1,142
	29,691	*	Forest Oil Corp	811
	66	*	Forest Oil Corp Wts 02/15/05	0
	17,325	*	FX Energy, Inc	154
	52,134	*	Global Industries Ltd	298
	120,781	e*	Grey Wolf, Inc	512
	49,797	*	Hanover Compressor Co	593
	23,721	*	Harvest Natural Resources, Inc	354
	33,205		Helmerich & Payne, Inc	868
	9,302	*	Houston Exploration Co	482
	31,696	*	KCS Energy, Inc	422
	87,053		Kerr-McGee Corp	4,681
	86,434	*	Key Energy Services, Inc	816
	44,842	*	Magnum Hunter Resources, Inc	465
	2,804	*	Magnum Hunter Resources, Inc Wts 03/21/05	1
	226,766		Marathon Oil Corp	8,581
	8,572	e*	McMoRan Exploration Co	134
	33,961	e*	Meridian Resource Corp	236
	26,303	*	Mission Resources Corp	150
	36,554	*	Newfield Exploration Co	2,038
	54,329	*	Newpark Resources, Inc	337
	38,361		Noble Energy, Inc	1,956
	253,553		Occidental Petroleum Corp	12,275
	16,172	*	Oceaneering International, Inc	554
	61,134	*	Parker Drilling Co	234
	45,726		Patina Oil & Gas Corp	1,366
	53,916		Patterson-UTI Energy, Inc	1,801
	11,819		Penn Virginia Corp	427
	10,530	*	Petroleum Development Corp	289
	78,499		Pioneer Natural Resources Co	2,754
	49,917	*	Plains Exploration & Production Co	916
	41,319		Pogo Producing Co	2,041
	72,986	e*	Pride International, Inc	1,249
	6,100	*	Prima Energy Corp	241
	9,570	*	Quicksilver Resources, Inc	642
	43,787		Range Resources Corp	639
	13,996	*	Remington Oil & Gas Corp	330
	66,506	*	Rowan Cos, Inc	1,618
	6,700		RPC, Inc	106
	11,164	*	Seacor Smit, Inc	490
	23,700	*	Southwestern Energy Co	679
	16,191	*	Spinnaker Exploration Co	638
	18,593		St. Mary Land & Exploration Co	663
	15,100	*	Stone Energy Corp	690
	35,156	*	Superior Energy Services, Inc	353
	17,965	*	Swift Energy Co	396
	18,196	*	Syntroleum Corp	120
	14,464	*	Tetra Technologies, Inc	388
	37,694		Tidewater, Inc	1,123
	7,820	*	Todco	121
	14,065	*	Transmontaigne, Inc	76
	25,539	*	Unit Corp	803
	172,045		Unocal Corp	6,538
	59,751	*	Varco International, Inc	1,308
	22,048	*	Veritas DGC, Inc	510
	33,200		Vintage Petroleum, Inc	563

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	15,858	*	W-H Energy Services, Inc	311
	11,520	*	Whiting Petroleum Corp	290
	164,065		XTO Energy, Inc	4,887

			TOTAL OIL AND GAS EXTRACTION	133,708

PAPER AND ALLIED PRODUCTS - 0.74%
	63,626		Bemis Co	1,797
	56,830		Boise Cascade Corp	2,139
	36,328	e	Bowater, Inc	1,511
	19,035	*	Buckeye Technologies, Inc	219
	18,440	*	Caraustar Industries, Inc	260
	12,643		Chesapeake Corp	337
	18,726		Glatfelter	264
	43,223	*	Graphic Packaging Corp	374
	8,497		Greif, Inc (Class A)	359
	319,038		International Paper Co	14,261
	325,904		Kimberly-Clark Corp	21,471
	34,200	*	Longview Fibre Co	504
	133,040		MeadWestvaco Corp	3,910
	38,857		Packaging Corp Of America	929
	105,634	*	Pactiv Corp	2,635
	22,544	*	Playtex Products, Inc	176
	10,400		Pope & Talbot, Inc	206
	19,101		Potlatch Corp	795
	16,451		Rock-Tenn Co (Class A)	279
	9,960		Schweitzer-Mauduit International, Inc	305
	163,495	*	Smurfit-Stone Container Corp	3,262
	61,238		Sonoco Products Co	1,562
	32,338		Temple-Inland, Inc	2,239
	24,654		Wausau-Mosinee Paper Corp	427

			TOTAL PAPER AND ALLIED PRODUCTS	60,221

PERSONAL SERVICES - 0.18%
	25,927	*	Alderwoods Group, Inc	316
	5,708		Angelica Corp	143
	80,087		Cintas Corp	3,818
	13,900	e*	Coinstar, Inc	305
	11,172		G & K Services, Inc (Class A)	449
	119,455		H & R Block, Inc	5,696
	28,611		Regis Corp	1,276
	197,293	*	Service Corp International	1,454
	5,886		Unifirst Corp	171
	27,863	e*	Weight Watchers International, Inc	1,091

			TOTAL PERSONAL SERVICES	14,719

PETROLEUM AND COAL PRODUCTS - 3.89%
	49,526		Amerada Hess Corp	3,922
	45,267		Ashland, Inc	2,391
	697,203		ChevronTexaco Corp	65,614
	446,418		ConocoPhillips	34,057
	12,762		ElkCorp	306
	4,266,234		ExxonMobil Corp	189,463
	17,100		Frontier Oil Corp	362
	6,887	*	Giant Industries, Inc	152
	21,762	*	Headwaters, Inc	564
	6,597		Holly Corp	247
	34,266		Lubrizol Corp	1,255
	92,484		Lyondell Chemical Co	1,608
	52,286		Murphy Oil Corp	3,853
	26,301	*	Premcor, Inc	986
	51,084		Sunoco, Inc	3,250
	42,474	*	Tesoro Petroleum Corp	1,172
	86,641	e	Valero Energy Corp	6,391
	11,064		WD-40 Co	331

			TOTAL PETROLEUM AND COAL PRODUCTS	315,924

PRIMARY METAL INDUSTRIES - 0.55%
	70,467	*	AK Steel Holding Corp	371
	564,698		Alcoa, Inc	18,652
	54,093		Allegheny Technologies, Inc	976
	104,149	e*	Andrew Corp	2,084
	16,739		Belden, Inc	359
	10,868	*	Brush Engineered Materials, Inc	205
	27,000	*	Cable Design Technologies Corp	286
	14,786		Carpenter Technology Corp	503
	12,200	*	Century Aluminum Co	302
	34,900	*	CommScope, Inc	749
	11,032		Curtiss-Wright Corp	620
	8,068	*	Encore Wire Corp	222
	77,767		Engelhard Corp	2,513
	25,477	e*	General Cable Corp	218
	10,159		Gibraltar Steel Corp	333
	8,838	*	Imco Recycling, Inc	117
	2,900	*	International Steel Group, Inc	86
	18,646	*	Lone Star Technologies, Inc	514
	20,870		Matthews International Corp (Class A)	687
	28,043	*	Maverick Tube Corp	736
	22,967		Mueller Industries, Inc	822
	7,098		NN, Inc	90
	11,877	*	NS Group, Inc	195
	52,232		Nucor Corp	4,009
	17,209	*	Oregon Steel Mills, Inc	254
	40,602		Precision Castparts Corp	2,221
	10,605		Quanex Corp	516
	13,736	*	RTI International Metals, Inc	219
	15,241		Ryerson Tull, Inc	242
	12,707		Schnitzer Steel Industries, Inc (Class A)	432
	24,800	*	Steel Dynamics, Inc	710
	6,503		Steel Technologies, Inc	144
	13,769		Texas Industries, Inc	567
	849	*	Titanium Metals Corp	79

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	19,782		Tredegar Corp	319
	75,214		United States Steel Corp	2,642
	44,770		Worthington Industries, Inc	919

			TOTAL PRIMARY METAL INDUSTRIES	44,913

PRINTING AND PUBLISHING - 0.83%
	40,983	e*	American Greetings Corp (Class A)	950
	16,219		Banta Corp	720
	62,083		Belo (A.H.) Corp Series A	1,667
	22,675		Bowne & Co, Inc	359
	7,510	*	Consolidated Graphics, Inc	331
	4,178		Courier Corp	174
	2,979		CSS Industries, Inc	104
	30,159		Dow Jones & Co, Inc	1,360
	10,318		Ennis Business Forms, Inc	201
	177,753		Gannett Co, Inc	15,082
	18,220		Harland (John H.) Co	535
	38,081		Harte-Hanks, Inc	930
	37,205		Hollinger International, Inc	625
	8,299	*	Information Holdings, Inc	227
	13,084		Journal Communications, Inc	246
	20,692	*	Journal Register Co	414
	54,339		Knight Ridder, Inc	3,912
	29,295		Lee Enterprises, Inc	1,406
	7,752	e*	Martha Stewart Living Omnimedia, Inc (Class A)	70
	11,581		McClatchy Co (Class A)	812
	127,084		McGraw-Hill Cos, Inc	9,731
	245,815	*	McLeodUSA Publishing Co	0
	11,530		Media General, Inc (Class A)	740
	22,403		Meredith Corp	1,231
	95,040		New York Times Co (Class A)	4,249
	12,663	*	Playboy Enterprises, Inc (Class B)	147
	99,645	*	Primedia, Inc	277
	4,664		Pulitzer, Inc	228
	136,733		R.R. Donnelley & Sons Co	4,515
	57,884		Reader’s Digest Association, Inc (Class A)	926
	18,734	*	Scholastic Corp	561
	20,499		Scripps (E.W.) Co (Class A)	2,152
	9,980		Standard Register Co	119
	6,503		Thomas Nelson, Inc	148
	156,579		Tribune Co	7,131
	33,777	*	Valassis Communications, Inc	1,029
	3,674		Washington Post Co (Class B)	3,417
	31,809		Wiley (John) & Sons, Inc (Class A)	1,018

			TOTAL PRINTING AND PUBLISHING	67,744

RAILROAD TRANSPORTATION - 0.39%
	248,284		Burlington Northern Santa Fe Corp	8,707
	141,908		CSX Corp	4,650
	12,748		Florida East Coast Industries	493
	12,282	*	Genesee & Wyoming, Inc (Class A)	291
	40,311	*	Kansas City Southern Industries, Inc	625
	258,817		Norfolk Southern Corp	6,864
	169,172		Union Pacific Corp	10,057

			TOTAL RAILROAD TRANSPORTATION	31,687

REAL ESTATE - 0.08%
	3,890	e*	Avatar Holdings, Inc	162
	67,983		Catellus Development Corp	1,676
	3,777		Consolidated-Tomoka Land Co	143
	1,040	b*	Crescent Operating, Inc	0
	19,234		Forest City Enterprises, Inc (Class A)	1,019
	20,670	*	Jones Lang LaSalle, Inc	560
	11,560		LNR Property Corp	627
	1,576	*	Orleans Homebuilders, Inc	30
	26,584		St. Joe Co	1,055
	69,610	*	Stewart Enterprises, Inc (Class A)	567
	4,332	*	Tarragon Realty Investors, Inc	64
	20,205	*	Trammell Crow Co	285

			TOTAL REAL ESTATE	6,188

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.24%
	9,440	*	Applied Films Corp	274
	22,385		Aptargroup, Inc	978
	7,500		Bandag, Inc	334
	43,200		Cooper Tire & Rubber Co	994
	5,808	*	Deckers Outdoor Corp	171
	100,072	e*	Goodyear Tire & Rubber Co	910
	17,633	*	Jarden Corp	635
	14,377		Myers Industries, Inc	203
	109,572		Nike, Inc (Class B)	8,300
	1		Packaging Dynamics Corp	0
	4,511		Quixote Corp	90
	33,372	e	Reebok International Ltd	1,201
	19,270		Schulman (A.), Inc	414
	56,400	*	Sealed Air Corp	3,004
	12,852	*	Skechers U.S.A., Inc (Class A)	167
	16,232		Spartech Corp	421
	6,660	e*	Trex Co, Inc	251
	34,021		Tupperware Corp	661
	11,809	*	Vans, Inc	243

			TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	19,251

SECURITY AND COMMODITY BROKERS - 1.94%
	50,146		A.G. Edwards, Inc	1,706
	20,839	e*	Affiliated Managers Group, Inc	1,050
	152,878	*	Ameritrade Holding Corp	1,735
	69,732		Bear Stearns Cos, Inc	5,879
	3,966		BKF Capital Group, Inc	115
	12,402		Blackrock, Inc	792
	687,891		Charles Schwab Corp	6,611
	21,414	e	Chicago Mercantile Exchange	3,092

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	236,910	*	E*Trade Financial Corp	2,642
	46,010		Eaton Vance Corp	1,758
	50,711		Federated Investors, Inc (Class B)	1,539
	109,604		Franklin Resources, Inc	5,489
	4,284		Gabelli Asset Management, Inc (Class A)	182
	212,632		Goldman Sachs Group, Inc	20,021
	3,247	*	Greenhill & Co, Inc	68
	82,050	*	Instinet Group, Inc	433
	30,908	*	Investment Technology Group, Inc	395
	43,051	e	Investors Financial Services Corp	1,876
	159,488		Janus Capital Group, Inc	2,630
	32,917		Jefferies Group, Inc	1,018
	75,214	e*	Knight Trading Group, Inc	754
	33,904	e*	LaBranche & Co, Inc	285
	43,344	e	Legg Mason, Inc	3,945
	179,657		Lehman Brothers Holdings, Inc	13,519
	623,524		Merrill Lynch & Co, Inc	33,658
	717,132		Morgan Stanley	37,843
	12,678		Nuveen Investments, Inc	340
	12,768	*	Piper Jaffray Cos	577
	39,943		Raymond James Financial, Inc	1,056
	7,737		Sanders Morris Harris Group, Inc	114
	48,531		SEI Investments Co	1,409
	3,507	*	Stifel Financial Corp	95
	9,272		SWS Group, Inc	142
	69,463		T Rowe Price Group, Inc	3,501
	800		Value Line, Inc	28
	49,867		Waddell & Reed Financial, Inc (Class A)	1,103

			TOTAL SECURITY AND COMMODITY BROKERS	157,400

SOCIAL SERVICES - 0.01%
	8,555	*	Bright Horizons Family Solutions, Inc	459
	11,299	*	Res-Care, Inc	143

			TOTAL SOCIAL SERVICES	602

SPECIAL TRADE CONTRACTORS - 0.03%
	43,058	*	Bookham Technology plc (Spon ADR)	41
	8,104		Chemed Corp	393
	24,926	*	Comfort Systems U.S.A., Inc	159
	31,957	*	Dycom Industries, Inc	895
	9,811	*	EMCOR Group, Inc	431
	21,312	*	Integrated Electrical Services, Inc	172
	4,084	*	John B. Sanfilippo & Son	109
	6,386	*	Layne Christensen Co	106
	11,126	*	Matrix Service Co	102
	47,500	*	Quanta Services, Inc	295

			TOTAL SPECIAL TRADE CONTRACTORS	2,703

STONE, CLAY, AND GLASS PRODUCTS - 0.22%
	4,262		Ameron International Corp	145
	6,376		Anchor Glass Container Corp	86
	16,062		Apogee Enterprises, Inc	167
	16,090	e*	Cabot Microelectronics Corp	493
	8,227		CARBO Ceramics, Inc	561
	888,921	*	Corning, Inc	11,609
	6,372		Eagle Materials, Inc	453
	5,959		Eagle Materials, Inc (Class B)	413
	20,159		Florida Rock Industries, Inc	850
	21,434		Lafarge North America, Inc	928
	8,851		Libbey, Inc	246
	71,216	*	Owens-Illinois, Inc	1,194
	13,706	*	U.S. Concrete, Inc	97
	23,890	b*	USG Corp	420

			TOTAL STONE, CLAY, AND GLASS PRODUCTS	17,662

TOBACCO PRODUCTS - 0.94%
	1,336,212		Altria Group, Inc	66,877
	30,005		Loews Corp (Carolina Group)	737
	56,071		R.J. Reynolds Tobacco Holdings, Inc	3,790
	16,411		Universal Corp (Virginia)	836
	111,037		UST, Inc	3,997
	15,218	e	Vector Group Ltd	240

			TOTAL TOBACCO PRODUCTS	76,477

TRANSPORTATION BY AIR - 0.41%
	54,776	*	Airtran Holdings, Inc	775
	17,378	*	Alaska Air Group, Inc	415
	22,765	e*	America West Holdings Corp (Class B)	207
	104,343	e*	AMR Corp	1,264
	29,386	e*	Atlantic Coast Airlines Holdings, Inc	169
	42,985	e*	Continental Airlines, Inc (Class B)	489
	71,476	e*	Delta Air Lines, Inc	509
	24,278	*	ExpressJet Holdings, Inc	295
	198,549		FedEx Corp	16,219
	13,946	*	Forward Air Corp	522
	22,974	*	Frontier Airlines, Inc	250
	59,125	*	JetBlue Airways Corp	1,737
	20,555	e*	Mesa Air Group, Inc	166
	48,467	e*	Northwest Airlines Corp	539
	13,090	*	Offshore Logistics, Inc	368
	12,573	*	Pinnacle Airlines Corp	142
	3,233	*	Republic Airways Holdings, Inc	46
	38,367		Skywest, Inc	668
	509,853		Southwest Airlines Co	8,550

			TOTAL TRANSPORTATION BY AIR	33,330

TRANSPORTATION EQUIPMENT - 2.60%
	20,412	*	AAR Corp	232
	7,665	*	Aftermarket Technology Corp	126
	27,385		American Axle & Manufacturing Holdings, Inc	996
	9,760		Arctic Cat, Inc	269
	41,524		ArvinMeritor, Inc	813
	63,199		Autoliv, Inc	2,667

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

	23,996	*	BE Aerospace, Inc	182
	550,004		Boeing Co	28,100
	56,593		Brunswick Corp	2,309
	16,587		Clarcor, Inc	760
	9,152		Coachmen Industries, Inc	146
	2,662		Curtiss-Wright Corp (Class B)	143
	98,743		Dana Corp	1,935
	319,117		Delphi Corp	3,408
	4,714	*	Ducommun, Inc	101
	31,335		Federal Signal Corp	583
	35,900	*	Fleetwood Enterprises, Inc	522
	1,165,419		Ford Motor Co	18,239
	25,657		GenCorp, Inc	344
	126,943		General Dynamics Corp	12,605
	307,586		General Motors Corp	14,330
	50,509		Gentex Corp	2,004
	115,970		Genuine Parts Co	4,602
	78,090		Goodrich Corp	2,525
	3,737	*	Greenbrier Cos, Inc	71
	197,785		Harley-Davidson, Inc	12,251
	24,452	*	Hayes Lemmerz International, Inc	369
	12,625		Heico Corp	230
	791		Heico Corp (Class A)	11
	558,324		Honeywell International, Inc	20,451
	14,000		Kaman Corp (Class A)	196
	244,539		Lockheed Martin Corp	12,736
	5,605		Marine Products Corp	104
	16,922		Monaco Coach Corp	477
	39,869	*	Navistar International Corp	1,545
	4,114		Noble International Ltd	102
	233,062		Northrop Grumman Corp	12,515
	22,852		Oshkosh Truck Corp	1,310
	112,506		Paccar, Inc	6,524
	28,868		Polaris Industries, Inc	1,386
	4,041	*	Sequa Corp (Class A)	236
	13,568	e*	Sports Resorts International, Inc	52
	4,258		Standard Motor Products, Inc	63
	2,112	*	Strattec Security Corp	145
	14,833	e	Superior Industries International, Inc	496
	21,094	*	Teledyne Technologies, Inc	422
	27,703	*	Tenneco Automotive, Inc	367
	76,326		Textron, Inc	4,530
	23,700		Thor Industries, Inc	793
	23,772		Trinity Industries, Inc	756
	10,281	*	Triumph Group, Inc	328
	15,648	*	TRW Automotive Holdings Corp	295
	30,256	*	United Defense Industries, Inc	1,059
	335,290		United Technologies Corp	30,672
	86,454		Visteon Corp	1,009
	18,200	*	Wabash National Corp	501
	25,748		Wabtec Corp	464
	16,827		Winnebago Industries, Inc	627

			TOTAL TRANSPORTATION EQUIPMENT	211,034

TRANSPORTATION SERVICES - 0.13%
	5,186		Ambassadors Group, Inc	122
	49,300		C.H. Robinson Worldwide, Inc	2,260
	23,173	*	EGL, Inc	616
	67,105		Expeditors International Of Washington, Inc	3,316
	31,949		GATX Corp	869
	3,775	*	HUB Group, Inc	129
	9,115	e*	Navigant International, Inc	162
	7,931	*	Orbitz, Inc (Class A)	171
	14,650	*	Pacer International, Inc	271
	22,168	*	RailAmerica, Inc	324
	88,132		Sabre Holdings Corp	2,442

			TOTAL TRANSPORTATION SERVICES	10,682

TRUCKING AND WAREHOUSING - 0.46%
	14,200		Arkansas Best Corp	467
	600	*	Central Freight Lines, Inc	5
	32,493		CNF, Inc	1,350
	5,139	*	Covenant Transport, Inc (Class A)	88
	15,161	*	Exide Technologies	310
	19,928		Heartland Express, Inc	545
	36,010		Hunt (J.B.) Transport Services, Inc	1,389
	19,320	*	Landstar System, Inc	1,021
	5,926	*	Marten Transport Ltd	111
	10,962	*	Old Dominion Freight Line	323
	5,986		Overnite Corp	176
	3,734	*	P.A.M. Transportation Services	71
	5,401	*	Quality Distribution, Inc	60
	9,635	*	SCS Transportation, Inc	254
	900	*	Sirva, Inc	21
	35,089	*	Swift Transportation Co, Inc	630
	3,746	*	U.S. Xpress Enterprises, Inc (Class A)	59
	369,725		United Parcel Service, Inc (Class B)	27,792
	17,638		USF Corp	620
	31,232		Werner Enterprises, Inc	659
	31,128	*	Yellow Roadway Corp	1,241

			TOTAL TRUCKING AND WAREHOUSING	37,192

WATER TRANSPORTATION - 0.03%
	27,500		Alexander & Baldwin, Inc	920
	9,194	*	Gulfmark Offshore, Inc	145
	3,931	*	Hornbeck Offshore Services, Inc	51
	14,054	*	Kirby Corp	547
	17,440		Overseas Shipholding Group, Inc	770
	7,805	*	Seabulk International, Inc	64

			TOTAL WATER TRANSPORTATION	2,497

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES				VALUE (000)

WHOLESALE TRADE-DURABLE GOODS - 1.78%
	4,709	*	1-800 Contacts, Inc	70
	9,868		Action Performance Cos, Inc	149
	18,374		Agilysys, Inc	253
	8,151	*	Alliance Imaging, Inc	37
	20,557		Anixter International, Inc	700
	57,760	*	Apogent Technologies, Inc	1,848
	11,229		Applied Industrial Technologies, Inc	338
	74,720	*	Arrow Electronics, Inc	2,004
	10,900	*	Audiovox Corp (Class A)	184
	21,075	*	Aviall, Inc	401
	79,392	*	Avnet, Inc	1,802
	9,677		Barnes Group, Inc	280
	13,460	*	BioVeris Corp	112
	35,404		BorgWarner, Inc	1,550
	12,513	*	Brightpoint, Inc	172
	20,320		Carlisle Cos, Inc	1,265
	40,851		CDW Corp	2,605
	18,820		Commercial Metals Co	611
	14,752	*	Compucom Systems, Inc	67
	2,198	*	Compx International, Inc	33
	7,941	*	Department 56, Inc	122
	13,898	*	Digi International, Inc	149
	14,220	*	Global Imaging Systems, Inc	521
	15,400		Handleman Co	357
	19,800		Hughes Supply, Inc	1,167
	95,900		IKON Office Solutions, Inc	1,100
	10,795	*	Imagistics International, Inc	382
	72,100	*	Ingram Micro, Inc (Class A)	1,043
	31,360	*	Insight Enterprises, Inc	557
	5,978	*	Insurance Auto Auctions, Inc	102
	5,105	*	INTAC International	63
	1,936,509		Johnson & Johnson	107,864
	9,849	*	Keystone Automotive Industries, Inc	275
	15,922	*	Knight Transportation, Inc	457
	3,000		Lawson Products, Inc	114
	9,455	*	LKQ Corp	175
	32,342		Martin Marietta Materials, Inc	1,434
	7,114	*	Merge Technologies, Inc	104
	27,850	*	Microtek Medical Holdings, Inc	143
	13,559	*	Navarre Corp	195
	24,067		Owens & Minor, Inc	623
	40,277	e*	Patterson Dental Co	3,081
	37,424		Pep Boys-Manny Moe & Jack	949
	44,376	*	PSS World Medical, Inc	497
	18,275		Reliance Steel & Aluminum Co	737
	77,400	e*	Safeguard Scientifics, Inc	178
	8,126	*	Scansource, Inc	483
	23,046		SCP Pool Corp	1,037
	12,826	*	TBC Corp	305
	35,771	*	Tech Data Corp	1,400
	253	*	Timco Aviation Services, Inc	0
	808	*	Timco Aviation Services, Inc Wts 02/27/07	0
	50,821		W.W. Grainger, Inc	2,922
	14,432		Watsco, Inc	405
	11,623	*	WESCO International, Inc	214
	27,699	*	Zoran Corp	508

			TOTAL WHOLESALE TRADE-DURABLE GOODS	144,144

WHOLESALE TRADE-NONDURABLE GOODS - 0.79%
	27,607		Acuity Brands, Inc	745
	8,800		Advanced Marketing Services, Inc	114
	39,300		Airgas, Inc	940
	17,740	*	Allscripts Healthcare Solutions, Inc	139
	73,709		AmerisourceBergen Corp	4,406
	44,530		Brown-Forman Corp (Class B)	2,149
	280,820		Cardinal Health, Inc	19,671
	7,941	*	Central European Distribution Corp	206
	26,408	*	Chiquita Brands International, Inc	552
	27,225		DIMON, Inc	156
	30,418	*	Endo Pharmaceuticals Holdings, Inc	713
	11,498		Getty Realty Corp	289
	16,652	*	Hain Celestial Group, Inc	301
	27,483	*	Henry Schein, Inc	1,735
	5,403		Kenneth Cole Productions, Inc (Class A)	185
	2,095	*	Maui Land & Pineapple Co	71
	185,055		McKesson Corp	6,353
	21,820	*	Men’s Wearhouse, Inc	576
	7,977		Nash Finch Co	200
	34,058		Nu Skin Enterprises, Inc (Class A)	862
	4,082	*	Nuco2, Inc	80
	30,100	*	Performance Food Group Co	799
	40,534		Perrigo Co	769
	3,510	*	Perry Ellis International, Inc	89
	15,819	*	Plains Resources, Inc	268
	5,570	f*	Priority Healthcare Corp (Class A)	128
	17,504	*	Priority Healthcare Corp (Class B)	402
	2,829	*	Provide Commerce, Inc	56
	17,608		Russell Corp	316
	12,316	*	School Specialty, Inc	447
	8,100	*	Smart & Final, Inc	97
	6,081		Standard Commercial Corp	110
	24,407		Stride Rite Corp	269
	88,799		Supervalu, Inc	2,718
	414,932		Sysco Corp	14,900
	20,163	*	Tractor Supply Co	843
	25,672	*	United Natural Foods, Inc	742
	20,230	*	United Stationers, Inc	804

College Retirement Equities Fund - Equity Index Account

PRINCIPAL/SHARES			VALUE (000)

	17,076	Valhi, Inc	194

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	64,394

		TOTAL COMMON STOCKS
		Cost ($7,023,602)	8,056,159

SHORT TERM INVESTMENTS - 3.75

COMMERCIAL PAPER - 0.51%
$ 14,300,000	c	American Express Credit Corp 1.060%, 07/08/04	14,296
14,000,000	c	Asset Securitization Cooperative Corp 1.240%, 07/09/04	13,996
3,000,000	c	Greyhawk Funding LLC 1.550%, 07/01/04	3,000
10,000,000	c	Proctor & Gamble 1.190%, 07/22/04	9,992

		TOTAL COMMERCIAL PAPER	41,284

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.24%
		Federal Home Loan Bank (FHLB)
42,200,000		1.000%, 07/01/04	42,199
2,100,000		1.130%, 08/11/04	2,097
		Federal Home Loan Mortgage Corp (FHLMC)
15,100,000	d	1.060%, 08/12/04	15,077
9,300,000		1.060%, 09/07/04	9,276
18,182,000		1.060%, 09/14/04	18,125
11,200,000		1.170%, 07/20/04	11,192
6,300,000		1.230%, 08/23/04	6,287
		Federal National Mortgage Association (FNMA)
32,200,000		1.000%, 07/01/04	32,199
12,800,000		1.030%, 07/21/04	12,790
8,600,000		1.040%, 07/07/04	8,598
16,000,000	d	1.060%, 07/28/04	15,984
3,700,000		1.060%, 08/18/04	3,693
37,500,000	d	1.070%, 07/14/04	37,482
5,000,000		1.080%, 08/04/04	4,994
10,200,000		1.180%, 08/25/04	10,179
13,000,000		1.210%, 08/20/04	12,975
20,000,000	d	1.210%, 12/02/04	19,845

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	262,992

		TOTAL SHORT TERM INVESTMENTS
		Cost($304,384)	304,276

		TOTAL PORTFOLIO - 103.01%
		Cost($7,328,952)	8,360,644
		OTHER ASSETS & LIABILITIES, NET - (3.01) %	(244,401)

		NET ASSETS - 100.00%	$ 8,116,243

*	Non-income producing
b	In bankruptcy
c	Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan.
f

Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2004, the value of these securities amounted to $244,361 or 0.00% of net assets.

SECURITY	ACQUISITION DATE	ACQUISITION COST

National Health Investors, Inc	01/10/01	$ 30,000
Priority Healthcare Corp (Class A)	01/04/99	67,236
Wiltel Communications Group Inc	12/04/03	0

		$ 97,236

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

College Retirement Equities Fund - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT  OF  INVESTMENTS (Unaudited)
BOND MARKET ACCOUNT
June 30, 2004

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

BONDS - 93.08%
CORPORATE BONDS - 27.83%
AMUSEMENT AND RECREATION SERVICES - 0.10%
2,000,000		Caesars Entertainment Inc	7.000	04/15/13	Ba1	2,015
1,000,000		Isle of Capri Casinos, Inc (Guarantee Note)	9.000	03/15/12	B2	1,078
2,000,000	e	Park Place Entertainment Corp (Sr Sub Note)	7.875	03/15/10	Ba2	2,110

		TOTAL AMUSEMENT AND RECREATION SERVICES				5,203

AUTO REPAIR, SERVICES AND PARKING - 0.06%
3,000,000		PHH CORP 7.13 03/01/13	7.125	03/01/13	Baa1	3,274

		TOTAL AUTO REPAIR, SERVICES AND PARKING				3,274

ASSET BACKED - 2.24%
10,180,524		Countrywide Home Equity Loan	1.459	02/15/29	Aaa	10,181
10,000,000		Golden Securities Corp	1.410	12/02/13	Aaa	10,000
6,000,000		CIT Group Home Equity Loan Trust Series 2002-1 (Class Af6)	6.200	02/25/30	Aaa	6,352
7,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates	3.777	01/25/22	Aaae	7,626
3,500,000		Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/34	Aa2e	3,512
1,750,000		Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/34	A2e	1,712
1,375,000		Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/34	Baa2e	1,325
12,500,000		Countrywide Asset-Backed Certificates	1.500	05/25/09	Aaae	12,500
10,000,000		Detroit Edison Securitization Funding Llc Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	10,581
2,955,251		Nissan Auto Receivables Owner Trust Series 2001-C (Class A4)	4.800	02/15/07	Aaa	2,986
8,000,000		Peco Energy Transition Trust Series 1999-A (Class A6)	6.050	03/01/09	Aaa	8,439
10,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	10,736
10,692,758		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	11,206
2,187,313		Residential Asset Securities Corp Series 1999-Ks2 (Class Ai9)	7.150	07/25/30	Aaa	2,254
9,143,465		Residential Asset Securities Corp Series 2000-Ks4 (Class Ai6)	7.435	09/25/31	Aaa	9,534
2,415,238		Residential Asset Securities Corp Series 2001-Ks2 (Class Ai4)	6.417	02/25/29	Aaa	2,456
2,000,000		Residential Asset Securities Corp Series 2001-Ks2 (Class Ai6)	6.489	10/25/30	Aaa	2,114
2,723,715		Saxon Asset Securities Trust Series 1999-3 (Class Af6)	7.525	06/25/14	Aaa	2,855

		TOTAL ASSET BACKED				116,369

BUSINESS SERVICES - 0.24%
2,000,000		Advanstar Communications Inc		08/15/10		2,213
4,000,000		Cendant Corp	7.375	01/15/13	Baa1	4,457
3,500,000		Equifax, Inc	6.300	07/01/05	Baa1	3,620
2,000,000		Sungard Data Systems Inc		01/15/09		1,940

		TOTAL BUSINESS SERVICES				12,230

CHEMICALS AND ALLIED PRODUCTS - 0.69%
2,000,000		Procter & Gamble Co	5.500	02/01/34		1,879
10,000,000		Abbott Labs Note	5.625	07/01/06	A1	10,482
3,000,000		Du Pont EI de Nemours & Co Note	4.750	11/15/12	Aa3	2,955
2,000,000		Equistar Chemicals LP/Equistar Funding Corp	10.625	05/01/11	B2	2,220
1,500,000		Gillette Co/The	4.125	08/30/07	Aa3	1,527
5,000,000	e	Merck & Co, Inc	4.375	02/15/13	Aaa	4,777
2,000,000		Merck & Co, Inc Deb	5.950	12/01/28	Aaa	1,991
5,000,000		Pfizer, Inc Note	3.625	11/01/04	Aaa	5,031
5,000,000		Pharmacia Corp Note	5.750	12/01/05	Aaa	5,207

		TOTAL CHEMICALS AND ALLIED PRODUCTS				36,069

COMMUNICATIONS - 2.61%
2,000,000		America Movil Sa De Cv	4.125	03/01/09	Baa1	1,886
4,000,000		Clear Channel Communications	7.650	09/15/10	Baa3	4,512
4,000,000		Comcast Cable Communications	6.750	01/30/11	Baa3	4,317
2,500,000		Cox Enterprises .	4.375	05/01/08	Baa1	2,491
4,000,000		Deutsche Telekom Int Fin	8.750	06/15/30	Baa2	4,874
3,698,001		A T &T Corp (Guarantee Note)	8.375	03/15/13	Baa3	4,344
5,750,000		A T &T Corp (Sr Note)	8.050	11/15/11	Baa2	5,904
4,000,000		A T &T Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	4,553
4,750,000		A T &T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	5,865
5,000,000		Bellsouth Telecommunication Note	6.500	06/15/05	Aa3	5,191
7,500,000		British Telecommunications Plc Bond	8.875	12/15/30	Baa1	9,274
4,500,000		Comcast Corp	6.500	01/15/15	Baa3	4,671
2,750,000		Comcast Corp	7.050	03/15/33	Baa3	2,852
6,000,000		Cox Communications Inc	4.625	06/01/13	Baa2	5,531
1,500,000		Citizens Communications Co	8.500	05/15/06	Baa3	1,591
5,500,000		Clear Channel Communications Inc	4.400	05/15/11	Baa3	5,212
1,150,000		Gte Corp Verizon Communications	6.840	04/15/18	A3	1,218
5,000,000		Gte North Inc	5.650	11/15/08	A1	5,241
1,000,000		Gray Television, Inc (Guarantee Note)	9.250	12/15/11	B2	1,096
5,500,000		Sbc Communications, Inc Note	5.750	05/02/06	A1	5,756
5,000,000		Sbc Communications, Inc Note	5.875	08/15/12	A1	5,142
4,500,000		Sprint Capital Corp	6.875	11/15/28	Baa3	4,310
4,000,000		Sprint Capital Corp	8.375	03/15/12	Baa3	4,590
4,000,000		Sprint Capital Corp (Guarantee Note)	6.900	05/01/19	Baa3	4,046
7,000,000		Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	7,341
13,500,000		Verizon Virginia Inc	4.625	03/15/13	Aa3	12,568
2,000,000		Vodafone Group Plc	3.950	01/30/08	A2	1,998
2,000,000		Vodafone Group Plc	5.000	12/16/13	A2	1,933
2,000,000		Verizon Global Funding Corp Note	7.750	06/15/32	A2	2,246
5,000,000		Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	5,241

		TOTAL COMMUNICATIONS				135,794

DEPOSITORY INSTITUTIONS - 2.79%
3,250,000		Popular N.A.	4.700	06/30/09	A3	3,258
3,000,000		Bank Of America Corp	3.375	02/17/09	Aa2	2,880
6,500,000	e	Bank Of America Corp	4.750	08/15/13	Aa3	6,199
4,500,000		Bank Of America Corp	4.875	01/15/13	Aa2	4,358
5,000,000	e	Bank One Na Illinois	3.700	01/15/08	Aa2	4,963
4,000,000		BB & T Corp (Sub Note)	6.500	08/01/11	A2	4,332
7,000,000		Bank One NA Illinois Note	5.500	03/26/07	Aa2	7,352
4,000,000		Bank of America Corp (Sub Note)	7.400	01/15/11	Aa3	4,533
4,500,000		Bank of America Corp (Sr Note)	5.875	02/15/09	Aa2	4,783
4,500,000		CITIGROUP INC 6.00 02/21/12	6.000	02/21/12	Aa1	4,771
12,000,000		Citigroup, Inc (Sub Note)	7.250	10/01/10	Aa2	13,518
6,500,000		Citigroup, Inc (Sub Note)	5.625	08/27/12	Aa2	6,673
8,500,000		Citigroup, Inc Note	4.125	06/30/05	Aa1	8,647
4,500,000		Credit Suisse First Boston USA, Inc Note	6.125	11/15/11	Aa3	4,733
3,000,000		Golden West Financial Corp (Sr Note)	4.125	08/15/07	A1	3,026
3,500,000		Golden West Financial Corp Note	4.750	10/01/12	A1	3,380
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	Baa1	1,914
5,000,000		JP Morgan Chase & Co	4.500	11/15/10	Aa3	4,898
7,000,000		JP Morgan Chase & Co (Sub Note)	7.875	06/15/10	A1	8,062
2,000,000		Marshall & Isley Bank (Sr Note)	4.125	09/04/07	Aa3	2,018
1,000,000		Marshall & Isley Bank (Sub Note)	5.250	09/04/12	A1	998

College Retirement Equities Fund - Bond Market Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

5,000,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	5,167
5,000,000		PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	5,247
2,500,000		Regions Financial Corp (Sub Note)	6.375	05/15/12	A2	2,663
4,500,000		Suntrust Bank Atlanta (Sub Note)	7.250	09/15/06	Aa3	4,880
5,000,000		US Bank National Association (Sub Note)	6.300	02/04/14	Aa3	5,326
2,000,000		Wachovia Corp	3.625	02/17/09	Aa3	1,939
4,500,000		Wachovia Corp	4.875	02/15/14	A1	4,302
5,000,000		Washington Mutual Inc	7.500	08/15/06	A3	5,419
5,000,000		Wells Fargo & Co (Sub Note)	5.000	11/15/14	Aa2	4,820

		TOTAL DEPOSITORY INSTITUTIONS				145,059

ELECTRIC, GAS, AND SANITARY SERVICES - 2.05%
5,000,000	e	A/S Eksportfinans	4.375	07/15/09	Aaae	5,015
1,000,000		Centerpoint Ener Houston	5.600	07/01/23	Baa2	916
4,250,000		Centerpoint Energy Res	7.875	04/01/13	Ba1	4,755
5,250,000	e	Duke Capital Llc	5.500	03/01/14	Baa3	4,997
2,500,000		Ohio Edison 4.00 05/01/08	4.000	05/01/08	Baa2	2,445
3,750,000		Pacific Gas & Electric	6.050	03/01/34	Baa2	3,522
2,500,000		Public Serv Co Of Colo	5.500	04/01/14	A3	2,525
2,000,000		Public Serv Co Of Colo	7.875	10/01/12	A3	2,352
2,000,000		Txu Australia Hldings	6.150	11/15/13	Baa2	2,084
2,000,000		Virginia Electric &Power	4.750	03/01/13	A3	1,902
3,000,000		Wisconsin Electric Power	5.625	05/15/33	A1	2,764
5,000,000		Alabama Power Co (Sr Note)	7.125	08/15/04	A2	5,029
4,000,000		Carolina Power & Light Co	5.125	09/15/13	A3	3,901
3,000,000		Carolina Power & Light Co	6.125	09/15/33	A3	2,886
4,000,000		Commonwealth Edison Co	5.875	02/01/33	A3	3,845
3,500,000		Consolidated Edison Co Of New York	4.700	06/15/09	A1	3,542
4,000,000		Consolidated Edison Co Of New York	4.875	02/01/13	A1	3,919
2,000,000		Consolidated Edison Co Of New York	5.100	06/15/33	A1	1,714
3,500,000		Consolidated Natural Gas Co	5.000	03/01/14	A3	3,353
1,500,000		Consumers Energy Co (Sr Note)	6.000	03/15/05	Baa3	1,535
2,000,000		Duke Energy Corp	4.500	04/01/10	A3	1,959
4,750,000		Firstenergy Corp Note	6.450	11/15/11	Baa3	4,925
5,000,000		Florida Power & Light Co (First Mortgage Bond)	6.875	12/01/05	Aa3	5,289
5,000,000		Georgia Power Co (Sr Note)	5.500	12/01/05	A2	5,190
3,000,000		Kinder Morgan Energy Partners LP	5.000	12/15/13	Baa1	2,813
4,000,000		National Fuel Gas Co	5.250	03/01/13	A3	3,940
2,000,000		New York State Electric & Gas Corp	5.500	11/15/12	Baa2	1,991
1,250,000		Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	1,428
4,500,000		Northern Border Pipeline Co Note	6.250	05/01/07	A3	4,784
2,500,000		Oncor Electric Delivery Co	7.250	01/15/33	Baa1	2,765
2,250,000		Southern California Edison Co	5.000	01/15/14	Baa2	2,181
2,750,000		Southern California Edison Co	6.000	01/15/34	Baa2	2,628
2,000,000		Waste Management Inc	7.750	05/15/32	Baa3	2,273
1,500,000		Westar Energy Inc	6.000	07/01/14	Ba1	1,524

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				106,691

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 0.28%
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,820
11,000,000		General Electric Co	5.000	02/01/13	Aaa	10,828

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT				14,648

ENGINEERING AND MANAGEMENT SERVICES - 0.10%
5,000,000		AIG Sunamerica Global Financing VI (Sr Note)	6.300	05/10/11	Aaa	5,371

		TOTAL ENGINEERING AND MANAGEMENT SERVICES				5,371

FABRICATED METAL PRODUCTS - 0.13%
3,000,000		Crane Co CRANE CO. 5.50 09/15/13	5.500	09/15/13	Baa2	2,968
3,750,000		Fortune Brands, Inc	4.875	12/01/13	A2	3,641

		TOTAL FABRICATED METAL PRODUCTS				6,609

FOOD AND KINDRED PRODUCTS - 0.96%
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa3	1,757
6,500,000		Conagra Foods Inc	7.875	09/15/10	Baa1	7,510
4,000,000		Miller Brewing Co	5.500	08/15/13	Baa1	4,014
4,000,000		Sara Lee Corp	6.250	09/15/11	A3	4,307
3,750,000		Anheuser-Busch Cos, Inc	4.375	01/15/13	A1	3,569
4,000,000		Bottling Group LLC	4.625	11/15/12	Aa3	3,885
2,500,000		Conagra Foods, Inc Note	8.250	09/15/30	Baa1	3,027
5,000,000		Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	5,303
4,000,000		Kraft Foods Inc	6.500	11/01/31	A3	4,017
3,000,000		Kellogg Co Deb	7.450	04/01/31	Baa2	3,449
4,000,000		Pepsico, Inc Note	4.500	09/15/04	Aa3	4,020
2,000,000		Sara Lee Corp	1.950	06/15/06	A3	1,955
3,250,000		Unilever Capital Corp (Guarantee Note)	5.900	11/15/32	A1	3,165

		TOTAL FOOD AND KINDRED PRODUCTS				49,978

FOOD STORES - 0.17%
2,000,000		Delhaize America, Inc (Guarantee Note)	8.125	04/15/11	Ba1	2,183
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,715
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,878

		TOTAL FOOD STORES				8,776

FORESTRY - 0.16%
5,000,000		Weyerhaeuser Co Note	5.950	11/01/08	Baa2	5,295
3,000,000		Weyerhaeuser Co Note	6.000	08/01/06	Baa2	3,146

		TOTAL FORESTRY				8,441

GENERAL BUILDING CONTRACTORS - 0.53%
1,500,000		D.R. Horton Inc	5.000	01/15/09	Ba1	1,472
2,000,000		K. Hovnanian Enterprises	6.500	01/15/14	Ba2	1,860
2,000,000		Beazer Homes Usa, Inc (Guarantee Note)	8.375	04/15/12	Ba1	2,110
4,000,000		Centex Corp	4.750	01/15/08	Baa2	4,066
4,000,000		Centex Corp	5.125	10/01/13	Baa2	3,773
2,000,000		Dr Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	2,318
3,000,000		Lennar Corp	5.950	03/01/13	Baa3	3,012
7,250,000	e	MDC Holdings Inc	5.500	05/15/13	Baa3	6,956
2,250,000	e	Pulte Homes Inc	5.250	01/15/14	Baa3	2,126

		TOTAL GENERAL BUILDING CONTRACTORS				27,693

GENERAL MERCHANDISE STORES - 0.32%
7,500,000	e	Target Corp	4.000	06/15/13	A2	6,863
6,250,000		Wal-Mart Stores Inc	4.125	02/15/11	Aa2	6,034
3,000,000		Wal-Mart Stores, Inc Note	7.550	02/15/30	Aa2	3,589

		TOTAL GENERAL MERCHANDISE STORES				16,486

HEALTH SERVICES - 0.08%
4,000,000		Laboratory Corp Of America Holdings	5.500	02/01/13	Baa3	4,027

		TOTAL HEALTH SERVICES				4,027

HOLDING AND OTHER INVESTMENT OFFICES - 0.46%
3,000,000		Boston Properties, Inc	6.250	01/15/13	Baa2	3,144
5,000,000		Brascan Corp Note	7.125	06/15/12	Baa3	5,395
5,000,000		Camden Property Trust Note	5.875	06/01/07	Baa2	5,255

College Retirement Equities Fund - Bond Market Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

4,000,000		Chelsea Property Group Inc	6.000	01/15/13	Baa2	4,049
4,000,000		EOP Operating LP	5.875	01/15/13	Baa1	4,055
2,000,000		Rouse Co/The	5.375	11/26/13	Baa3	1,922

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				23,820

HOTELS AND OTHER LODGING PLACES - 0.07%
2,000,000		Boyd Gaming Corp (Sr Sub Note)	8.750	04/15/12	B1	2,130
1,750,000		MGM Mirage	6.000	10/01/09	Ba1	1,715

		TOTAL HOTELS AND OTHER LODGING PLACES				3,845

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.10%
3,500,000		International Business Machines Corp	4.750	11/29/12	A1	3,417
1,500,000		Kennametal, Inc (Sr Note)	7.200	06/15/12	Ba1	1,586

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				5,003

INSTRUMENTS AND RELATED PRODUCTS - 0.08%
4,000,000		Raytheon Co	5.375	04/01/13	Baa3	3,988

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				3,988

INSURANCE AGENTS, BROKERS AND SERVICE - 0.32%
2,250,000		Hartford Financial Services Group Inc	4.750	03/01/14	A3	2,114
3,000,000		Metlife Inc	5.375	12/15/12	A2	3,022
2,000,000		Mass Mutual Life Ins Co	5.625	05/15/33	Aa3	1,864
4,500,000		Marsh & McLennan Cos, Inc (Sr Note)	6.250	03/15/12	A2	4,779
4,500,000		Marsh & McLennan Cos, Inc (Sr Note)	5.375	03/15/07	A2	4,678

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				16,457

INSURANCE CARRIERS - 0.88%
4,000,000		General Elec Cap Corp	4.250	12/01/10	Aaa	3,878
3,000,000		Intl Finance Corporation	3.750	06/30/09	Aaa	2,958
4,000,000		UnitedHealth Group Inc	3.300	01/30/08	A3	3,925
4,250,000		Allstate Corp/The	5.350	06/01/33	A1	3,733
14,000,000	e	General Electric Capital Corp	3.500	05/01/08	Aaa	13,760
1,100,000		International Lease Finance Corp Note	6.375	03/15/09	A1	1,179
4,000,000		John Hancock Global Funding II Note	7.900	07/02/10	Aa3	4,634
1,000,000		Metlife Inc	6.375	06/15/34	A2	1,003
3,000,000		Progressive Corp ( Sr Note)	6.250	12/01/32	A1	3,006
2,500,000		Safeco Corp	4.875	02/01/10	Baa1	2,520
4,000,000		St Paul Cos (Sr Note)	5.750	03/15/07	A3	4,202
1,000,000		Wellpoint Health Networks Note	6.375	01/15/12	Baa1	1,068

		TOTAL INSURANCE CARRIERS				45,866

METAL MINING - 0.11%
1,750,000		Alcan, Inc	6.125	12/15/33	Baa1	1,692
4,000,000		Placer Dome, Inc	6.375	03/01/33	Baa2	3,862

		TOTAL METAL MINING				5,554

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.07%
3,500,000		Tyco International Group SA	5.800	08/01/06	Baa3	3,650

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,650

MISCELLANEOUS RETAIL - 0.16%
4,000,000		CVS Corp	3.875	11/01/07	A3	4,002
4,000,000	e	Tyco International Group SA		11/15/13		4,112

		TOTAL MISCELLANEOUS RETAIL				8,114

MOTION PICTURES - 0.49%
2,500,000		AOL Time Warner, Inc Note	5.625	05/01/05	Baa1	2,561
16,000,000		Time Warner, Inc	6.875	05/01/12	Baa1	17,301
2,250,000		Time Warner, Inc	7.700	05/01/32	Baa1	2,458
3,000,000		Walt Disney Co Note	5.500	12/29/06	Baa1	3,127

		TOTAL MOTION PICTURES				25,447

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.07%
3,500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	3,440

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				3,440

NONDEPOSITORY INSTITUTIONS - 2.24%
3,500,000		Toyota Motor Credit Corp	0.029	07/08/08		3,359
3,500,000		American Honda Finance Corp	4.500	05/26/09	A1	3,502
3,000,000		Capital One Bank	5.125	02/15/14	Baa2	2,831
7,000,000		Ford Motor Credit Co	7.250	10/25/11	A3	7,314
3,000,000		HSBC Capital Funding Lp	4.610	12/29/49	A2	2,720
2,500,000		Nordic Investment Bank	2.875	06/15/09	Aaa	2,369
9,000,000		CIT Group Inc	4.125	02/21/06	A2	9,154
4,000,000		Countrywide Home Loans Inc (Guarantee Note)	5.625	07/15/09	A3	4,163
9,000,000		Ford Motor Credit Co	7.000	10/01/13	A3	9,091
2,000,000		Falconbridge Ltd Note	7.350	06/05/12	Baa3	2,077
8,000,000		Ford Motor Credit Co Note	6.500	01/25/07	A3	8,413
4,000,000		Fosters Brewing Note	6.875	06/15/11	Baa1	4,391
6,000,000	e	General Electric Capital Corp	3.125	04/01/09	Aaa	5,693
5,000,000		General Electric Capital Corp	5.450	01/15/13	Aaa	5,069
250,000		General Electric Capital Corp	6.750	03/15/32	Aaa	268
5,500,000		General Motors Acceptance Corp Note	7.750	01/19/10	A3	5,958
4,000,000		Household Finance Corp	4.125	12/15/08	A1	3,945
5,000,000		Household Finance Corp (Sr Sub Note)	5.875	02/01/09	A1	5,270
3,000,000		Household Finance Corp Note	7.000	05/15/12	A1	3,317
11,250,000		Household Finance Corp Note	6.375	11/27/12	A1	11,937
4,000,000		Keybank National Association Note	5.000	07/17/07	A1	4,132
4,000,000		MBNA America Bank	5.375	01/15/08	Baa1	4,142
3,000,000		National Rural Utility Coop Finance Note	5.750	08/28/09	A2	3,164
4,000,000		SLM Corp	4.000	01/15/09	A2	3,924

		TOTAL NONDEPOSITORY INSTITUTIONS				116,203

OIL AND GAS EXTRACTION - 0.90%
2,500,000		Cnooc Finance 2003 Ltd	5.500	05/21/33	A2	2,034
2,000,000		Panhandle Eastern Pipeln	4.800	08/15/08	Baa3	2,007
3,500,000		Anadarko Petroleum Corp	6.125	03/15/12	Baa1	3,692
2,000,000		Anadarko Finance (Guarantee Note)	6.750	05/01/11	Baa1	2,198
2,000,000		Burlington Resource (Guarantee Note)	6.400	08/15/11	Baa1	2,158
5,000,000		Burlington Resource (Guarantee Note)	7.200	08/15/31	Baa1	5,536
5,000,000		Canadian Natural Resources Ltd Note	7.200	01/15/32	Baa1	5,483
1,000,000		Chesapeake Energy Corp (Guarantee Note)	9.000	08/15/12	Ba3	1,125
3,000,000		Franklin Resources, Inc	3.700	04/15/08	A2	2,947
2,500,000		Devon Energy Corp	2.750	08/01/06	Baa2	2,464
4,000,000		Equitable Resources Inc	5.150	11/15/12	A2	3,968
3,750,000		Halliburton Co	5.500	10/15/10	Baa2	3,786
6,750,000		Pemex Project Funding Master Trust (Guarantee Note)	9.125	10/13/10	Baa1	7,729
1,500,000		Pemex Project Funding Master Trust	6.125	08/15/08	Baa1	1,543

		TOTAL OIL AND GAS EXTRACTION				46,670

OTHER MORTGAGE BACKED SECURITIES - 2.60%
6,000,000		AQ Finance NIM Trust	1.480	05/25/09	Aaae	6,000
4,694,324		AQ Finance NIM Trust	1.500	04/25/09	Aaae	4,694
10,000,000		Centex Home Equity	5.980	06/25/34	Aaae	9,994
21,000,000		Ge Capital Commercial Mortgage	5.145	07/10/37	Aaa	20,892

College Retirement Equities Fund - Bond Market Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

10,000,000		BACM	5.484	5/10/2014	Aaa	10,050
8,223,730		Option One Mortgage Securities	1.510	04/26/09	Aaa	8,224
14,000,000	h	Wachovia Bank Commercial Mortg	5.412	07/15/41		14,000
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-Cp4 (Class A4)	6.180	12/15/35	AAA	14,916
18,000,000		Greenwich Capital Commercial Funding Corp	5.317	06/10/36	Aaae	17,972
14,250,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.376	07/12/37	Aaa	14,447
14,000,000		Wachovia Bank Commercial Mortgage Trust	4.980	11/15/34	Aaa	13,798

		TOTAL OTHER MORTGAGE BACKED SECURITIES				134,987

PAPER AND ALLIED PRODUCTS - 0.53%
4,250,000		Sappi Papier Holding AG	6.750	06/15/12	Baa2	4,535
1,750,000		Abitibi-Consolidated Inc	8.850	08/01/30	Ba2	1,705
4,000,000		Boise Cascade Corp	6.500	11/01/10	Ba2	4,070
2,000,000		Georgia-Pacific Corp	8.875	02/01/10	Ba2	2,265
2,500,000		International Paper Co	3.800	04/01/08	Baa2	2,456
9,250,000		International Paper Co	5.850	10/30/12	Baa2	9,384
3,000,000		Kimberly-Clark Corp	5.000	08/15/13	Aa2	2,964

		TOTAL PAPER AND ALLIED PRODUCTS				27,379

PERSONAL SERVICES - 0.04%
2,000,000		Coinmach Corp (Sr Note)	9.000	02/01/10	B2	2,005

		TOTAL PERSONAL SERVICES				2,005

PETROLEUM AND COAL PRODUCTS - 0.60%
7,000,000		Conoco Funding Co	6.350	10/15/11	A3	7,625
2,000,000		ConocoPhillips	5.900	10/15/32	A3	1,934
3,000,000		Conoco, Inc (Sr Note)	6.950	04/15/29	A3	3,293
4,000,000		ConocoPhillips Note	8.500	05/25/05	A3	4,205
5,000,000		Pemex Project Funding Master Trust	8.000	11/15/11	Baa1	5,400
3,000,000		Valero Energy Corp	4.750	06/15/13	Baa3	2,835
3,500,000		Valero Energy Corp Note	6.125	04/15/07	Baa3	3,704
2,000,000		Valero Energy Corp Note	6.875	04/15/12	Baa3	2,190

		TOTAL PETROLEUM AND COAL PRODUCTS				31,186

PIPELINES, EXCEPT NATURAL GAS - 0.21%
4,500,000		Enbridge Energy Partners	4.000	01/15/09	Baa2	4,354
2,000,000		Kaneb Pipe Line Op Part	5.875	06/01/13	Ba1	1,934
3,750,000		Trans-Canada Pipelines	4.000	06/15/13	A2	3,389
1,000,000		Kinder Morgan Energy Partners LP (Sr Note)	7.300	08/15/33	Baa1	1,054

		TOTAL PIPELINES, EXCEPT NATURAL GAS				10,731

PRIMARY METAL INDUSTRIES - 0.02%
1,150,000		Precision Castparts Corp	5.600	12/15/13	Baa3	1,120

		TOTAL PRIMARY METAL INDUSTRIES				1,120

PRINTING AND PUBLISHING - 0.61%
4,000,000		A.H. Belo Corp Deb	7.250	09/15/27	Baa3	4,106
2,000,000		Mail Well I Corp (Guarantee Note)	9.625	03/15/12	B1	2,150
1,000,000		News America Inc	4.750	03/15/10	Baa3	994
2,000,000	e	News America Inc	6.550	03/15/33	Baa3	2,011
3,000,000		News America Holdings Deb	7.700	10/30/25	Baa3	3,384
2,000,000		Quebecor Media, Inc (Sr Note)	11.125	07/15/11	B2	2,283
5,000,000		RR Donnelley & Sons Co	4.950	04/01/14	Baa1	4,762
3,500,000		Scholastic Corp	5.000	04/15/13	Baa2	3,328
3,000,000		Viacom Inc	6.625	05/15/11	A3	3,246
3,000,000		Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	3,427
2,000,000		Von Hoffmann Press Inc	10.250	03/15/09	B2	2,058

		TOTAL PRINTING AND PUBLISHING				31,749

RAILROAD TRANSPORTATION - 0.44%
3,500,000		Union Pacific Corp	6.650	01/15/11	Baa2	3,815
3,750,000		Burlington North Santa Fe (Sr Note)	5.900	07/01/12	Baa2	3,908
3,500,000		Canadian National Railway Co	4.400	03/15/13	Baa1	3,273
2,000,000		Norfolk Southern Corp (Sr Note)	7.250	02/15/31	Baa1	2,190
4,400,000		Union Pacific Corp Note	7.600	05/01/05	Baa2	4,578
5,000,000		Union Pacific Corp Note	5.750	10/15/07	Baa2	5,262

		TOTAL RAILROAD TRANSPORTATION				23,026

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
3,500,000	e	Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	3,627
1,750,000		SEALED AIR CORP	5.375	04/15/08	Baa3	1,810

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				5,437

SECURITY AND COMMODITY BROKERS - 1.02%
2,750,000		Goldman Sachs Group Inc	5.250	10/15/13	Aa3	2,668
4,000,000		Bear Stearns Cos, Inc Note	5.700	11/15/14	A1	4,006
4,000,000		Goldman Sachs Group Inc	6.125	02/15/33	Aa3	3,779
2,000,000		Goldman Sachs Group Inc	6.345	02/15/34	A1	1,869
4,500,000		Lehman Brothers Holdings Inc	3.500	08/07/08	A1	4,367
5,000,000		Lehman Brothers Holdings Inc	4.000	01/22/08	A1	4,989
5,000,000		Lehman Brothers Holdings, Inc Note	6.250	05/15/06	A1	5,280
4,500,000		Lehman Brothers Holdings, Inc Note	6.625	01/18/12	A1	4,862
5,500,000		Morgan Stanley	3.625	04/01/08	Aa3	5,403
3,400,000		Morgan Stanley	4.750	04/01/14	A1	3,135
4,000,000		Morgan Stanley	5.300	03/01/13	Aa3	3,938
8,000,000		Morgan Stanley	6.600	04/01/12	Aa3	8,617

		TOTAL SECURITY AND COMMODITY BROKERS				52,913

SPECIAL TRADE CONTRACTORS - 0.06%
3,000,000		Commercial Metals Co	5.625	11/15/13	Baa2	2,931

		TOTAL SPECIAL TRADE CONTRACTORS				2,931

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
1,000,000		Corning Inc	5.900	03/15/14	Ba2	935
3,250,000		CRH America Inc	0.064	10/15/33		3,230

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				4,165

TOBACCO PRODUCTS - 0.02%
1,250,000	e	RJ Reynolds Tobacco Holdings, Inc (Guarantee Note)	6.500	06/01/07	Ba2	1,238

		TOTAL TOBACCO PRODUCTS				1,238

TRANSPORTATION BY AIR - 0.14%
5,000,000		Continental Airlines, Inc Note	6.563	02/15/12	Aaa	5,200
2,000,000		Southwest Airlines Corp ( Pass Thru Certificate Class A)	5.496	11/01/06	Aa2	2,044

		TOTAL TRANSPORTATION BY AIR				7,244

TRANSPORTATION EQUIPMENT - 1.35%
8,000,000		Boeing Capital Corp	5.800	01/15/13	A3	8,228
2,000,000		Goodrich Corp	7.000	04/15/38	Baa3	1,965
3,500,000		Daimler-Chrysler Na Holding (Guarantee Note)	8.500	01/18/31	A3	4,010
4,000,000		DaimlerChrysler NA Holding Corp	0.065	11/15/13		4,093
6,250,000		Ford Motor Co Deb	6.625	10/01/28	Baa1	5,452
4,000,000		General Dynamics Corp	4.250	05/15/13	A2	3,722
1,500,000	e	General Motors Acceptance Corp	5.125	05/09/08	A3	1,506
21,500,000		General Motors Acceptance Corp	5.625	05/15/09	A3	21,480
2,000,000	e	General Motors Corp	7.125	07/15/13	Baa1	2,050

College Retirement Equities Fund - Bond Market Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

5,250,000		General Motors Corp	8.375	07/15/33	Baa1	5,541
3,500,000		Lockheed Martin Corp Bond	8.500	12/01/29	Baa2	4,388
4,000,000		Northrop Grumman Corp	7.750	02/15/31	Baa3	4,643
2,500,000		United Technologies Corp Deb	7.500	09/15/29	A2	2,949

		TOTAL TRANSPORTATION EQUIPMENT				70,027

WHOLESALE TRADE-DURABLE GOODS - 0.09%
2,000,000		Ingram Micro, Inc (Sr Sub Note)	9.875	08/15/08	Ba2	2,190
3,000,000	e	Johnson & Johnson	3.800	05/15/13	Aaa	2,747

		TOTAL WHOLESALE TRADE-DURABLE GOODS				4,937

WHOLESALE TRADE-NONDURABLE GOODS - 0.46%
3,500,000		Glaxosmithkline Cap Inc	5.375	04/15/34	Aa2	3,164
2,000,000		ISP Chemco, Inc (Guarantee Note)	10.250	07/01/11	B1	2,225
4,000,000		Petronas Capital Ltd (Guarantee Note)	7.000	05/22/12	Baa1	4,361
6,000,000		Safeway, Inc Note	6.150	03/01/06	Baa2	6,283
8,000,000		Unilever Capital Corp (Guarantee Note)	6.875	11/01/05	A1	8,443

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				24,476

		TOTAL CORPORATE BONDS				1,446,326

		(Cost $1,238,477)
GOVERNMENT BONDS - 65.25%
AGENCY SECURITIES - 12.43%
		Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	108,149
110,050,000
		Federal Home Loan Bank (FHLB)	5.250	06/18/14	Aaa	15,040
15,000,000
		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	25,120
23,899,000	e		1.875	02/15/06	Aaa	73,966
75,000,000	e		3.500	05/21/08	Aaa	14,804
15,000,000			3.750	05/12/09	Aaa	14,682
15,000,000			5.125	08/20/12	Aaa	14,970
15,000,000	e		4.250	06/15/05	Aaa	20,379
20,000,000	d		6.375	08/01/11	Aa2	31,137
30,000,000			7.100	04/10/07	Aaa	3,284
3,000,000			1.875	02/15/05	Aaa	120,172
120,140,000	e		1.875	02/15/06	Aaa	73,966
		Federal National Mortgage Association (FNMA)
69,050,000			2.250	05/15/06	Aaa	68,241
46,500,000			3.500	10/15/07	Aaa	46,112
50,000,000			4.375	10/15/06	Aaa	51,349
37,000,000			5.000	01/15/07	Aaa	38,527

		TOTAL AGENCY SECURITIES				645,932

FOREIGN GOVERNMENT BONDS - 1.67%
2,750,000	e	Brazilian Government International Bond	10.250	06/17/13	B2	2,654
5,500,000	e	Canada Government Bond	6.750	08/28/06	Aaa	5,925
4,000,000		Chile Government International Bond	5.500	01/15/13	Baa1	4,010
5,000,000		Korea Development Bank	5.750	09/10/13	A3	5,032
		Mexico Government International Bond
3,000,000	e		4.625	10/08/08	Baa2	2,958
6,152,000	e		5.875	01/15/14	Baa2	5,912
10,000,000	e		6.375	01/16/13	Baa2	10,013
		Province Of British Columbia Note
5,000,000	e		4.625	10/03/06	Aa2	5,153
13,000,000			5.375	10/29/08	Aa2	13,684
5,000,000		Province Of Manitoba Note	4.250	11/20/06	Aa2	5,116
		Province of Ontario, Canada (Sr Unsub Note)
5,000,000			5.500	10/01/08	Aa2	5,285
5,000,000			7.000	08/04/05	Aa2	5,243
3,500,000			5.125	07/17/12	Aa2	3,559
10,000,000		Province of Quebec, Canada Deb	7.500	09/15/29	A1	12,077

		TOTAL FOREIGN GOVERNMENT BONDS				86,621

MORTGAGE BACKED SECURITIES - 32.45%
		Federal Home Loan Mortgage Corp Gold (FGLMC)
384,708			7.000	09/01/10		409
815,435			6.000	04/01/11		853
1,639,037			7.000	07/01/13		1,739
5,988,988			6.500	12/01/16		6,329
57,106,147	d		5.000	05/01/18		57,291
15,310,222			5.000	05/01/18		15,360
27,365,571	d		5.000	06/01/18		27,454
11,565,927			4.500	10/01/18		11,328
9,689,522			4.500	10/01/18		9,490
11,252,759			4.500	11/01/18		11,021
5,686,231			4.500	11/01/18		5,569
17,335,886			4.500	01/01/19		16,979
7,045,109			5.500	01/01/19		7,216
1,866,810			7.000	10/01/20		1,979
196,721			7.000	05/01/23		209
1,842,384			8.000	01/01/31		2,001
506,088			7.000	11/01/31		535
1,500,349			7.000	12/01/31		1,587
419,810			7.000	12/01/31		444
1,025,629			7.000	12/01/31		1,085
198,013			7.000	12/01/31		209
78,147			7.000	12/01/31		83
195,718			7.000	12/01/31		207
290,395			7.000	12/01/31		307
726,385			7.000	12/01/31		768
956,614			7.000	01/01/32		1,012
148,730			7.000	01/01/32		157
1,808,303			8.000	02/01/32		1,963
10,134,369			5.500	10/01/33		10,121
20,350,943			5.500	10/01/33		20,325
7,531,892			5.500	11/01/33		7,522
30,705,275			6.000	11/01/33		31,400
9,112,678			5.500	12/01/33		9,101
20,264,000			5.500	01/01/34		20,206
14,680,928			5.500	01/01/34		14,639
6,527,746			6.000	02/01/34		6,675
20,000,000	h		5.500	07/31/34		19,906
71,000,000	h		6.000	07/31/34		72,487
		Federal National Mortgage Association (FNMA)
199,790			6.000	12/01/08		209
1,904,534			6.500	05/01/09		2,018
293,690			7.500	11/01/10		313
69,763			8.000	06/01/11		75
110,920			8.000	06/01/11		119
61,153			8.000	06/01/11		65
49,454			8.000	06/01/11		53
66,950			8.000	07/01/11		72

College Retirement Equities Fund - Bond Market Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

1,492,035			7.500	02/01/15		1,593
3,325,390			7.500	04/01/15		3,549
3,958,774			7.500	04/01/15		4,226
109,211			6.500	02/01/16		115
228,250			6.500	03/01/16		240
157,290			6.500	04/01/16		165
3,395,709			6.500	10/01/16		3,589
2,324,658			6.500	11/01/16		2,457
1,620,615			6.000	11/01/17		1,690
5,274,560			6.000	12/01/17		5,502
11,841,187			6.000	01/01/18		12,351
4,510,949			6.000	02/01/18		4,705
8,356,141			6.500	02/01/18		8,831
13,691,557			5.500	03/01/18		14,038
13,713,303			5.500	03/01/18		14,060
8,555,013			5.500	04/01/18		8,771
56,340,716	d		5.500	04/01/18		57,765
9,096,053			6.000	04/01/18		9,488
5,023,034			6.500	04/01/18		5,309
34,937,853	d		5.000	05/01/18		35,062
30,280,828			4.500	12/01/18		29,671
2,410,612			6.000	01/01/19		2,496
337,590			6.000	02/01/19		349
7,419,205			5.500	03/01/19		7,606
27,941,435			5.000	04/01/19		28,036
596,013			8.000	03/01/23		653
1,419,795			8.000	07/01/24		1,553
343,080			9.000	11/01/25		385
5,187,859			6.000	01/01/28		5,325
580,241			6.000	02/01/28		596
86,000,000	h		6.500	05/25/31		89,521
9,702,639			6.500	06/01/32		10,110
1,704,479			7.000	07/01/32		1,799
1,479,927			7.000	07/01/32		1,562
45,350,300	d		6.500	03/01/33		47,254
4,046,578			5.500	06/01/33		4,039
14,047,776			5.500	07/01/33		14,021
20,327,475			5.500	07/01/33		20,289
14,452,420			5.500	07/01/33		14,433
8,900,322	h		4.500	08/01/33		8,336
6,243,462			5.000	09/01/33		6,051
24,132,745			4.500	10/01/33		22,602
4,098,662			5.000	10/01/33		3,972
1,400,615			5.500	10/01/33		1,398
11,207,904			5.000	11/01/33		10,862
1,523,894			5.000	11/01/33		1,477
13,448,354			5.000	11/01/33		13,034
4,687,258			5.500	11/01/33		4,678
4,760,378			5.500	11/01/33		4,751
4,758,061			6.500	11/01/33		4,958
8,195,172			5.000	12/01/33		7,942
9,399,039			5.500	12/01/33		9,381
7,568,254			5.500	12/01/33		7,554
3,990,328			5.500	12/01/33		3,983
1,881,235			5.500	12/01/33		1,878
2,925,879			5.500	12/01/33		2,920
19,450,558			5.500	12/01/33		19,414
15,992,629			5.500	12/01/33		15,962
23,451,629			5.500	12/01/33		23,407
3,602,688			5.500	12/01/33		3,596
5,830,729			5.500	01/01/34		5,820
12,425,772			5.500	01/01/34		12,402
20,316,239			5.500	02/01/34		20,278
80,738,741			5.000	03/01/34		78,248
44,836,110	h		5.000	03/01/34		43,453
30,000,000	h		5.000	07/31/34		28,969
59,000,000	h		5.000	07/31/34		59,055
19,000,000	h		5.500	07/31/34		19,428
91,000,000	h		5.500	07/31/34		90,545
121,000,000	h		6.000	07/31/34		123,496
		Government National Mortgage Association (GNMA)
42,008			8.500	10/15/09		45
87,078			8.500	12/15/09		94
71,034			8.500	12/15/09		77
562,516			9.000	12/15/09		615
78,451			8.500	01/15/10		85
92,693			8.500	01/15/10		100
36,692			9.000	06/15/16		41
49,680			9.000	09/15/16		56
6,934			9.000	09/15/16		8
16,657			9.000	09/15/16		19
29,906			9.000	11/15/16		34
14,547			9.000	12/15/16		16
27,380			9.000	12/15/16		31
423,678			9.500	12/15/16		478
25,829			9.000	07/15/17		29
65,908			9.000	06/15/20		74
894,300			6.500	01/15/24		941
302,477			8.000	06/15/24		334
535,382			8.500	11/20/30		585
327,412			8.500	12/20/30		358
39,457,005	d		5.500	09/20/33		39,440
51,569,376			6.000	01/20/34		52,860
16,516,001			5.500	02/20/34		16,502
43,000,000	h		5.000	07/31/34		41,650

		TOTAL MORTGAGE BACKED SECURITIES				1,686,416

U.S. TREASURY SECURITIES - 18.70%
		U.S. Treasury Bond
227,000,000			10.000	05/15/10		242,561
270,490,000			8.000	11/15/21		354,569
47,230,000	e		5.375	02/15/31		47,629
		U.S. Treasury Note
5,550,000			2.000	08/31/05		5,538
20,000,000	e		2.250	04/30/06		19,862
26,550,000	e		2.250	02/15/07		26,035
27,050,000	e		4.375	05/15/07		27,960
26,510,000	e		3.250	08/15/07		26,536
9,325,000	e		2.625	05/15/08		9,035
18,250,000	e		3.250	08/15/08		18,030
8,250,000	e		3.375	11/15/08		8,161
6,000,000	e		3.375	12/15/08		5,925
10,000,000	e		3.250	01/15/09		9,809
58,686,464	e		3.875	01/15/09		65,426
33,700,000	e		3.125	04/15/09		32,746
6,900,000	h, e		4.000	06/15/09		6,960

College Retirement Equities Fund - Bond Market Account

	Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

	14,900,000	e		5.750	08/15/10		16,247
	9,211,469			1.875	07/15/13		9,102
	12,510,000	e		4.000	02/15/14		11,921
	27,680,000	e		4.750	05/15/14		27,965

			TOTAL U.S. TREASURY SECURITIES				972,017

			TOTAL GOVERNMENT BONDS				3,390,986

			(Cost $3,640,227)
			TOTAL BONDS				4,837,312

			(Cost $4,878,704)
COMMON STOCKS - 0.07%
HOLDING AND OTHER INVESTMENT OFFICES - 0.07%
	375,175		TIAA-CREF High-Yield Bond Fund				3,395

			TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,395

			TOTAL COMMON STOCKS				3,395

			Cost $3,171.
SHORT TERM INVESTMENTS - 23.98%
CERTIFICATES OF DEPOSIT - 0.48%
	25,000,000		Toronto Dominion Bank	1.100	09/20/04		24,973

			TOTAL CERTIFICATES OF DEPOSIT				24,973

COMMERCIAL PAPER - 6.53%
			American Honda Finance, Corp
	19,000,000			1.200	07/21/04		18,986
			Asset Securitization Cooperative Corp
	10,500,000	c		1.310	07/28/04		10,490
			Cargill , Inc
	33,200,000	c		1.030	07/01/04		33,199
			Ciesco Lp
	17,000,000	c,d		1.070	07/07/04		16,996
			Corporate Asset Funding Corp, Inc
	25,000,000	c,d		1.260	07/29/04		24,974
	17,000,000	c		1.310	08/24/04		16,964
			Delaware Funding Corp
	38,700,000	c		1.080	07/08/04		38,689
			Edison Asset Securitization, Llc
	35,500,000	c		1.240	08/09/04		35,448
			Govco, Inc
	25,000,000	c		1.310	08/24/04		24,947
			Greyhawk Funding Llc
	25,000,000	c,d		1.070	07/12/04		24,989
			Preferred Receivables Funding Corp
	10,000,000	c		1.210	07/15/04		9,995
			Receivables Capital Corp
	25,000,000	c		1.200	07/12/04		24,989
	17,000,000	c		1.200	07/14/04		16,992
			UBS Finance (Delaware), Inc
	31,600,000			1.150	07/23/04		31,574
			Pfizer Inc Pfizer, Inc
	10,000,000	c		1.050	07/07/04		9,998

			TOTAL COMMERCIAL PAPER				339,230

U.S. GOVERNMENT & AGENCIES - 10.30%
			Federal Home Loan Bank (FHLB)
	75,000,000			1.010	07/02/04		74,995
	8,100,000	d		1.020	07/21/04		8,094
	8,000,000			1.060	07/30/04		7,992
	18,000,000			1.150	07/16/04		17,990
			Federal Home Loan Mortgage Corp (FHlLMC)
	25,000,000	d		1.060	08/02/04		24,970
	50,000,000	d		1.100	12/02/04		49,613
	28,200,000			1.230	08/23/04		28,143
			Federal National Mortgage Association (FNMA)
	3,400,000			1.000	07/01/04		3,400
	15,800,000			1.030	07/21/04		15,788
	13,600,000			1.040	07/07/04		13,597
	2,000,000			1.060	07/28/04		1,998
	40,000,000	d		1.060	08/18/04		39,927
	44,000,000	d		1.060	09/07/04		43,887
	10,600,000			1.080	09/17/04		10,565
	25,000,000	d		1.090	10/12/04		24,884
	25,000,000			1.110	11/12/04		24,841
	27,000,000	d		1.120	08/11/04		26,959
	25,000,000			1.140	11/22/04		24,829
	43,000,000	d		1.180	08/25/04		42,910
	50,000,000	d		1.290	08/06/04		49,934

			TOTAL U.S. GOVERNMENT & AGENCIES				535,316

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.67%
			REPURCHASED AGREEMENTS
			Bear Stearns & Co. 1.500% Dated 06/30/2004, Due 07/01/2004 In The Amount Of $84,598,525 Fully Collateralized as follows:
			Federal Home Loan Mortgage Corp (FHLMC) 3.091% - 7.807%, 12/01/2028 - 04/01/2034		$64,449,835
			Federal National Mortgage Association (FNMA) 3.052% - 7.082%, 02/01/2021/-04/01/2034		21,587,640

84,595,000			Total Market Value		86,037,475		84,599
			Credit Suisse First Boston 1.490% Dated 06/30/2004,Due 07/01/2004 In The Amount Of $90,009,250 Fully Collateralized as follows:
			Government National Mortgage Association (GNMA) 4.00% - 7.000%, 03/15/2019 - 09/15//2032		89,599,507

90,000,000			Total Market Value		89,599,507		90,009
			Goldman Sachs & Co.1.500% Dated 06/30/2004,Due 07/01/2004 In The Amount Of $50,002,083Fully Collateralized as follows:
			U.S. Treasury Note 6.750%, 05/15/2005		50,589,587

50,000,000			Total Market Value		50,589,587		50,002
			Merrill Lynch & Co. Inc, 1.400% Dated 06/30/2004,Due 07/01/2004 In The Amount Of $50,201,952Fully Collateralized as follows:
			Federal Home Loan Mortgage Corp (FHLMC) 3.00% - 6.650%, 11/15/2014 - 07/15/2034		19,156,134
			Federal National Mortgage Association (FNMA) 2.250% - 6.972%, 10/25/2001 - 10/01/2042		31,859,275

50,200,000			Total Market Value $51,015,409)..		51,015,409		50,202
			Morgan Stanley & Co. Inc, 1.500% Dated 06/30/2004,Due 07/01/2004 In The Amount Of $72,132,005Fully Collateralized as follows:
			Federal Home Loan Bank (FHLB) 1.875%, 06/15/2006		2,723,456
			Federal Home Loan Mortgage Corp (FHLMC) 1.875%- 6.060%, 01/15/2005 - 02/25/19		26,892,768
			Federal National Mortgage Association (FNMA) 1.875% - 6.625%, 12/22/2004 - 07/17/2013		42,116,553
			U.S.Treasury Note 1.500%, 02/28/2005		1,270,955

72,129,000			Total Market Value		$73,003,732		72,132

College Retirement Equities Fund - Bond Market Account

Shares/Principal	Rate	Maturity Date	Moodys Rating	Value(000)

TOTAL INVESTMENT OF CASH COLLATERAL

FOR SECURITIES LOANED				346,944

TOTAL SHORT TERM INVESTMENTS				1,246,463

(Cost $1,245,090)
TOTAL PORTFOLIO		117.13%		6,087,170

(Cost $6,126,965)
OTHER ASSETS & LIABILITIES, NET		-17.13%		(890,287)

NET ASSETS		100.00%
				$5,196,883

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts
e	All or a portion of these securities are out on loan.
h	These securities were purchased on a delayed delivery basis
+	As provided by Moody’s Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

College Retirement Equities Fund

Transactions with Affiliated Companies - Bond Market Account

January 1, 2004 - June 30, 2004 (Unaudited)

ISSUE	VALUE AT DECEMBER 31, 2003	PURCHASE COST	SALES PROCEEDS	REALIZED GAIN(LOSS)	DIVIDEND INCOME	SHARES AT JUNE 30, 2004	VALUE AT JUNE 30, 2004

TIAA-CREF High-Yield Bond Fund	$3,372,521	$122,962	—	—	$122,962	375,175	$3,395,336

TOTAL AFFILIATED TRANSACTIONS	$3,372,521	$122,962	—	—	$122,962		$3,395,336

College Retirement Equities Fund - Social Choice Equity Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT  OF  INVESTMENTS (Unaudited)
SOCIAL CHOICE ACCOUNT
June 30, 2004

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

BONDS - 37.82%
CORPORATE BONDS - 9.73%
APPAREL AND ACCESSORY STORES - 0.04%
3,000,000		Kohl’s Corp Bond	6.000	01/15/33	A3	2,876

	TOTAL APPAREL AND ACCESSORY STORES					2,876

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
5,000,000		Autozone, Inc (Sr Note)	4.750	11/15/10	Baa2	4,848

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS					4,848

ASSET BACKED - 0.80%
7,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-1 (Class 1A4)	5.742	09/25/28	Aaa	7,114
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaae	5,017
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B2)	5.700	02/25/34	Baa2e	964
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 204-2 (Class 1A3)	4.209	09/25/26	Aaae	5,000
5,000,000		Countrywide Asset-Backed Certificates Series 2002-S2 (Class A5)	5.478	01/25/17	Aaa	5,078
12,500,000		Countrywide Asset-Backed Certificates Series 2004-3N	1.500	05/25/09	Aaae	12,500
9,255,022		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	1.459	02/15/29	Aaa	9,255
954,709		Household Automotive Trust Series 2000-2 (Class A3)	3.680	04/17/06	Aaa	958
5,242,111		Ryder Vehicle Lease Trust Series 2001-A (Class A4)	5.810	08/15/06	Aaa	5,301

	TOTAL ASSET BACKED					51,187

BUSINESS SERVICES - 0.18%
5,250,000		Deluxe Corp (Sr Note)	5.000	12/15/12	Baa1	5,226
6,000,000		Hartford Financial (Sr Note)	6.375	11/01/08	A3	6,441

	TOTAL BUSINESS SERVICES					11,667

CHEMICALS AND ALLIED PRODUCTS - 0.66%
3,000,000		Avery Dennison Corp Bond	6.000	01/15/33	A3	2,956
5,000,000		Estee Lauder Cos Inc/The (Sr Note)	5.750	10/15/33	A1	4,720
5,000,000		Gillette Co/The (Sr Note)	4.125	08/30/07	Aa3	5,089
4,000,000	e	Merck & Co, Inc Deb fr BNY	4.375	02/15/13	Aaa	3,822
3,000,000		Merck & Co, Inc Deb	5.950	12/01/28	Aaa	2,986
6,000,000		Merck & Co, Inc Note	5.250	07/01/06	Aaa	6,260
5,000,000		Praxair, Inc Note	3.950	06/01/13	A3	4,586
6,000,000		Procter & Gamble Co (Unsub Note)	6.875	09/15/09	Aa3	6,699
4,500,000		Valspar Corp Notes	6.000	05/01/07	Baa2	4,710

	TOTAL CHEMICALS AND ALLIED PRODUCTS					41,828

COMMUNICATIONS - 0.89%
3,170,000		AT&T Corp (Guarantee Note)	8.375	03/15/13	Baa3	3,724
5,000,000		AT&T Corp (Sr Note)	8.050	11/15/11	Baa2	5,134
2,500,000		AT&T Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	2,846
1,500,000		AT&T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	1,852
2,000,000		Comcast Corp Bond	7.050	03/15/33	Baa3	2,074
5,000,000	e	New England Telephone & Telegraph Note fr BNY	7.650	06/15/07	Aa3	5,524
5,000,000		SBC Communications, Inc Note	5.875	08/15/12	A1	5,142
3,500,000		SBC Communications, Inc Note	5.750	05/02/06	A1	3,663
5,500,000		Sprint Capital Corp (Guarantee Note)	6.900	05/01/19	Baa3	5,563
1,500,000		Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	1,573
2,750,000		Verizon Global Funding Corp Note	7.750	06/15/32	A2	3,088
4,500,000	e	Verizon Global Funding Corp Note fr BNY	6.125	06/15/07	A2	4,801
5,000,000		Verizon Pennsylvania Notes	5.650	11/15/11	Aa3	5,069
6,500,000		Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	6,814

	TOTAL COMMUNICATIONS					56,867

DEPOSITORY INSTITUTIONS - 1.83%
2,000,000		First Tennessee Bank NA (Sub Note)	4.625	05/15/13	A2	1,876
3,000,000		PNC Funding Corp	0.053	11/15/15		2,879
3,000,000		Popular North America, Inc (Sub Note)	3.875	10/01/08	A3	2,936
3,000,000	d	Bank One Corp	2.625	06/30/08	Aa3	2,823
5,000,000		Charter One Bank Fsb Note (Sub Note)	6.375	05/15/12	A3	5,336
5,000,000		Fifth Third Bancorp Note	3.375	08/15/08		4,872
9,700,000		First Chicago Corp (Sub Note)	6.375	01/30/09	A1	10,442
10,000,000		Wachovia Corp (Sub Note)	6.300	04/15/08	A1	10,707
2,000,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	Baa1	1,914
5,000,000		Hudson United Bank/Mahwah, NJ (Sub Note)	7.000	05/15/12	Baa3	5,369
3,250,000		JP Morgan Chase & Co (Sub Note)	5.750	01/02/13	A1	3,305
3,000,000		JP Morgan Chase & Co (Sub Note)	7.875	06/15/10	A1	3,455
2,500,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	2,584
5,000,000		Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	5,403
5,000,000		Mercantile Bankshares Corp (Sub Note)	4.625	04/15/13	A2	4,729
5,000,000		Northern Trust Co (Sub Note)	4.600	02/01/13	A1	4,748
5,000,000		National City Bank/Indiana Note	4.875	07/20/07	Aa3	5,162
5,000,000		Regions Financial Corp (Sub Note)	6.375	05/15/12	A2	5,326
5,000,000		SunTrust Banks, Inc (Sr Note)	5.050	07/01/07	Aa3	5,187
4,500,000		US Bancorp (Sr Note)	5.100	07/15/07	Aa3	4,677
5,000,000		US Bank National Association (Sub Note)	6.300	02/04/14	Aa3	5,326
5,000,000		Union Planters Bank NA Note	5.125	06/15/07	A1	5,166
2,000,000		Webster Bank (Sub Note)	5.875	01/15/13	Baa3	2,001
5,000,000		Wachovia Corp (Sub Note)	4.875	02/15/14	A1	4,780
2,000,000		Washington Mutual, Inc Note	7.500	08/15/06	A3	2,168
3,000,000		Zions Bancorporation (Sub Note)	6.000	09/15/15	Baa1	3,020

	TOTAL DEPOSITORY INSTITUTIONS					116,191

EATING AND DRINKING PLACES - 0.08%
5,000,000		Mcdonald’s Corp Note	5.750	03/01/12	A2	5,230

	TOTAL EATING AND DRINKING PLACES					5,230

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal	Rate	Maturity Date	Moodys Rating	Value(000)

ELECTRIC, GAS, AND SANITARY SERVICES - 0.17%
5,000,000	Atmos Energy Corp (Sr Note)	5.125	01/15/13	A3	4,901
5,000,000	National Fuel Gas Co Note	5.250	03/01/13	A3	4,925
1,000,000	Nisource Finance Corp (Guarantee Note)	3.200	11/01/06	Baa3	992

TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,818

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 0.14%
4,500,000	Emerson Electric Co Note	5.000	12/15/14	A2	4,429
4,000,000	Emerson Electric Co Note	5.750	11/01/11	A2	4,164

TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	8,593

FABRICATED METAL PRODUCTS - 0.05%
3,000,000	Illinois Tool Works, Inc Note	5.750	03/01/09	Aa3	3,186

TOTAL FABRICATED METAL PRODUCTS	3,186

FOOD AND KINDRED PRODUCTS - 0.39%
4,000,000	HJ Heinz Co (Guarantee Note)	6.625	07/15/11	A3	4,402
5,000,000	Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	4,857
5,000,000	Campbell Soup Co Note	5.000	12/03/12	A3	4,943
5,000,000	General Mills, Inc Note	5.125	02/15/07	Baa2	5,184
5,000,000	Kellogg Co Note	6.600	04/01/11	Baa2	5,472

TOTAL FOOD AND KINDRED PRODUCTS	24,858

FOOD STORES - 0.16%
4,000,000	Albertson S, Inc Deb	7.450	08/01/29	Baa2	4,313
5,000,000	Kroger Co (Guarantee Note)	8.050	02/01/10	Baa2	5,738

TOTAL FOOD STORES	10,051

FURNITURE AND FIXTURES - 0.09%
4,000,000	Leggett & Platt, Inc Note	4.700	04/01/13	A2	3,807
2,000,000	Newell Rubbermaid, Inc Note	4.000	05/01/10	Baa2	1,908

TOTAL FURNITURE AND FIXTURES	5,715

GENERAL BUILDING CONTRACTORS - 0.31%
3,000,000	Centex Corp Note	5.125	10/01/13	Baa2	2,830
3,000,000	Lennar Corp Note	5.950	03/01/13	Baa3	3,012
5,000,000	MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	4,797
4,000,000	Pulte Homes, Inc (Sr Note)	6.375	05/15/33	Baa3	3,685
5,000,000	Toll Brothers, Inc (Guarantee Note)	6.875	11/15/12	Baa3	5,346

TOTAL GENERAL BUILDING CONTRACTORS	19,670

GENERAL MERCHANDISE STORES - 0.06%
3,000,000	Target Corp Note	5.875	03/01/12	A2	3,158
500,000	e	Target Corp Note fr BNY	4.000	06/15/13	A2	458

TOTAL GENERAL MERCHANDISE STORES	3,616

HEALTH SERVICES - 0.05%
3,000,000	UnitedHealth Group, Inc Note	5.200	01/17/07	A3	3,123

TOTAL HEALTH SERVICES	3,123

HOLDING AND OTHER INVESTMENT OFFICES - 0.23%
5,000,000	AvalonBay Communities, Inc Note	6.625	09/15/11	Baa1	5,385
5,000,000	Certegy, Inc Note	4.750	09/15/08	Baa2	5,004
2,000,000	EOP Operating LP (Guarantee Note)	5.875	01/15/13	Baa1	2,028
2,000,000	Vornado Realty Trust Note	5.625	06/15/07	Baa2	2,085

TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,502

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.32%
5,000,000	Hewlett-Packard Co Note	3.625	03/15/08	A3	4,938
5,000,000	Hewlett-Packard Co Note	6.500	07/01/12	A3	5,456
5,000,000	International Business Machines Corp Note	4.750	11/29/12	A1	4,882
5,000,000	John Deere Capital Corp Note	3.900	01/15/08	A3	4,987

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	20,263

INSTRUMENTS AND RELATED PRODUCTS - 0.08%
5,000,000	Boston Scientific Corp	5.450	06/15/14	Baa1	5,024

TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,024

INSURANCE CARRIERS - 0.43%
5,000,000	America General Corp Note	7.500	08/11/10	Aaa	5,717
3,000,000	Chubb Corp (Sr Note)	5.200	04/01/13	A2	2,944
4,000,000	Lincoln National Corp Note	5.250	06/15/07	A3	4,147
5,000,000	Protective Life Corp Note	4.300	06/01/13	A3	4,602
5,000,000	Prudential Financial, Inc Note	4.750	04/01/14	A3	4,677
2,500,000	Safeco Corp (Sr Note)	4.875	02/01/10	Baa1	2,520
3,000,000	UnitedHealth Group, Inc Note	4.875	04/01/13	A3	2,928

TOTAL INSURANCE CARRIERS	27,535

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
3,000,000	Blyth, Inc Note	5.500	11/01/13	Baa2	2,942

TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,942

MOTION PICTURES - 0.22%
3,000,000	AOL Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	3,244
6,000,000	Time Warner, Inc (Guarantee Note)	6.625	05/15/29	Baa1	5,829
5,000,000	Walt Disney Co Note	5.500	12/29/06	Baa1	5,212

TOTAL MOTION PICTURES	14,285

NONDEPOSITORY INSTITUTIONS - 0.64%
2,000,000	American General Finance Corp	4.625	05/15/09	A1	2,002
5,000,000	Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	4,719
1,980,000	Capital One Financial Corp Note	6.250	11/15/13	Baa3	2,001
5,000,000	American Express Co Note	3.750	11/20/07	A1	4,984
3,000,000	American Express Co Note	0.049	07/15/13	2,910

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal	Rate	Maturity Date	Moodys Rating	Value(000)

3,500,000	CIT Group, Inc	5.000	02/13/14	A2	3,308
5,000,000	Countrywide Home Loans, Inc (Guarantee Note)	5.625	07/15/09	A3	5,204
5,000,000	KeyBank National Association Note	5.000	07/17/07	A1	5,165
5,000,000	MBNA Corp Note	6.250	01/17/07	Baa2	5,292
5,000,000	SLM Corp Note	0.040	08/15/08	4,933

TOTAL NONDEPOSITORY INSTITUTIONS	40,518

OIL AND GAS EXTRACTION - 0.17%
5,000,000	Apache Finance Canada Corp	4.375	05/15/15	A3	4,602
5,515,000	Anadarko Finance (Guarantee Note)	6.750	05/01/11	Baa1	6,061

TOTAL OIL AND GAS EXTRACTION	10,663

OTHER MORTGAGE BACKED SECURITIES - 0.83%
10,000,000	Centex Home Equity	5.980	06/25/34	Aaae	9,994
3,000,000	h	Wachovia Bank Commercial Mortgage Trust	5.412	07/15/41	3,000
6,000,000	Banc of America Commercial Mortgage, Inc	5.118	07/11/43	6,022
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corp	5.376	07/12/37	Aaa	1,014
9,000,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaae	8,995
4,000,000	Wachovia Bank Commercial Mortgage Trust	4.980	11/15/34	Aaa	3,942
10,000,000	Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/01/35	9,946
10,000,000	#N/A	#N/A	05/10/14	Aaa	10,050

TOTAL OTHER MORTGAGE BACKED SECURITIES	52,963

PAPER AND ALLIED PRODUCTS - 0.08%
5,000,000	Kimberly-Clark Corp Note	5.000	08/15/13	Aa2	4,939

TOTAL PAPER AND ALLIED PRODUCTS	4,939

PETROLEUM AND COAL PRODUCTS - 0.07%
4,000,000	Valero Energy Corp Note	6.875	04/15/12	Baa3	4,379

TOTAL PETROLEUM AND COAL PRODUCTS	4,379

PIPELINES, EXCEPT NATURAL GAS - 0.04%
2,500,000	Kinder Morgan Energy Partners LP (Sr Note)	7.300	08/15/33	Baa1	2,636

TOTAL PIPELINES, EXCEPT NATURAL GAS	2,636

PRIMARY METAL INDUSTRIES - 0.08%
5,000,000	Hubbell, Inc Note	6.375	05/15/12	A3	5,244

TOTAL PRIMARY METAL INDUSTRIES	5,244

RAILROAD TRANSPORTATION - 0.09%
5,000,000	Norfolk Southern Corp Bond	7.800	05/15/27	Baa1	5,758

TOTAL RAILROAD TRANSPORTATION	5,758

SECURITY AND COMMODITY BROKERS - 0.23%
5,000,000	Goldman Sachs Group Inc Note	5.250	10/15/13	Aa3	4,850
2,500,000	Goldman Sachs Group, Inc	3.875	01/15/09	Aa3	2,436
2,000,000	Goldman Sachs Group, Inc (Sub Note)	6.345	02/15/34	A1	1,869
5,000,000	Merrill Lynch & Co, Inc Note	6.875	11/15/18	Aa3	5,448

TOTAL SECURITY AND COMMODITY BROKERS	14,603

TRANSPORTATION BY AIR - 0.00%
10	Delta Airlines, Inc Series 1992-B1 (Pass-Thu Cert) Note	8.270	09/23/07	B1	0

TOTAL TRANSPORTATION BY AIR	0

TRANSPORTATION EQUIPMENT - 0.08%
5,000,000	Harsco Corp Note	5.125	09/15/13	A3	4,908

TOTAL TRANSPORTATION EQUIPMENT	4,908

WHOLESALE TRADE-DURABLE GOODS - 0.05%
4,000,000	Johnson & Johnson Deb	4.950	05/15/33	Aaa	3,478

TOTAL WHOLESALE TRADE-DURABLE GOODS	3,478

WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
3,500,000	Safeway, Inc Note	6.500	03/01/11	Baa2	3,711

TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,711

TOTAL CORPORATE BONDS	618,675
(Cost$612,043)

GOVERNMENT BONDS - 28.09%
AGENCY SECURITIES - 6.60%
Federal Home Loan Bank System
10,500,000	5.250	06/18/14	Aaa	10,528
Federal Home Loan Mortgage Corp (FHLMC) Note
25,000,000	6.875	01/15/05	Aaa	25,686
65,000,000	1.875	01/15/05	Aaa	64,996
50,000,000	7.000	07/15/05	Aaa	52,398
25,000,000	e	1.875	02/15/06	Aaa	24,655
9,250,000	3.500	04/01/08	Aaa	9,107
24,000,000	e	5.750	04/15/08	Aaa	25,610
13,000,000	3.500	05/21/08	Aaa	12,830
1,500,000	4.500	10/27/08	Aaa	1,510
8,000,000	3.750	05/12/09	Aaa	7,830
6,790,000	5.000	07/30/09	Aaa	6,805
21,910,000	e	5.875	03/21/11	Aa2	23,030
20,000,000	5.125	08/20/12	Aaa	19,960
Federal National Mortgage Association (FNMA)
115,800,000	2.250	05/15/06	Aaa	114,443
1,200,000	7.125	03/15/07	Aaa	1,316
19,000,000	3.500	10/15/07	Aaa	18,842

TOTAL AGENCY SECURITIES	419,546

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

FOREIGN GOVERNMENT BONDS - 0.31%
6,000,000		Province of Quebec (Sr Unsub Note)	5.750	02/15/09	A1	6,372
11,000,000		Province of Quebec (Sr Unsub Note)	7.500	09/15/29	A1	13,285

	TOTAL FOREIGN GOVERNMENT BONDS					19,657

MORTGAGE BACKED SECURITIES - 11.59%
		Federal Home Loan Mortgage Corp (FHLMC)
546,563		Federal Home Loan Mortgage Corp (FHLMC)	6.000	03/01/11		572
		Federal Home Loan Mortgage Corp Gold (FGLMC)
1,559,736		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		1,648
2,061,309		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		2,151
4,793,968		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		4,809
9,916,209		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/01/18		9,712
12,548,307		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		12,290
11,882,344		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		11,637
21,618,493		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	11/01/18		22,142
14,558,891		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		14,243
6,070,097		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		6,217
16,112,943		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		16,155
5,436,173		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		5,450
1,555,676		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		1,649
78,735		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23		84
1,095,123		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		1,189
1,460,853		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/32		1,524
13,955,345		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/01/33		14,271
10,405,684		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		10,392
8,669,900		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		8,659
2,639,046		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		2,699
2,539,511		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	11/01/33		2,649
10,492,767		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		10,161
3,936,569		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/34		3,925
4,711,172		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34		4,818
8,303,025		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34		8,491
8,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	07/31/34		7,962
16,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	07/31/34		16,335
		Federal National Mortgage Association (FNMA)
43,517		Federal National Mortgage Association (FNMA)	8.000	06/01/11		47
40,666		Federal National Mortgage Association (FNMA)	8.000	06/01/11		43
145,627		Federal National Mortgage Association (FNMA)	7.500	06/01/11		155
133,900		Federal National Mortgage Association (FNMA)	8.000	07/01/11		143
69,752		Federal National Mortgage Association (FNMA)	7.500	08/01/11		74
34,861		Federal National Mortgage Association (FNMA)	7.500	09/01/11		37
4,780		Federal National Mortgage Association (FNMA)	7.500	09/01/11		5
97,410		Federal National Mortgage Association (FNMA)	7.500	10/01/11		104
3,532		Federal National Mortgage Association (FNMA)	7.500	10/01/11		4
16,593		Federal National Mortgage Association (FNMA)	7.500	10/01/11		18
769,618		Federal National Mortgage Association (FNMA)	7.000	04/01/12		818
138,536		Federal National Mortgage Association (FNMA)	6.500	09/01/12		147
34,728		Federal National Mortgage Association (FNMA)	8.500	11/01/14		38
1,160,206		Federal National Mortgage Association (FNMA)	6.500	10/01/16		1,226
4,470,840		Federal National Mortgage Association (FNMA)	6.500	04/01/17		4,725
6,913,797		Federal National Mortgage Association (FNMA)	6.000	11/01/17		7,211
8,974,836		Federal National Mortgage Association (FNMA)	6.000	11/01/17		9,361
4,657,014		Federal National Mortgage Association (FNMA)	6.000	01/01/18		4,857
3,009,046		Federal National Mortgage Association (FNMA)	6.000	02/01/18		3,139
2,521,084		Federal National Mortgage Association (FNMA)	6.500	02/01/18		2,664
9,499,374		Federal National Mortgage Association (FNMA)	5.500	03/01/18		9,739
7,235,548		Federal National Mortgage Association (FNMA)	5.500	03/01/18		7,418
18,124,076		Federal National Mortgage Association (FNMA)	5.500	04/01/18		18,582
23,278,619		Federal National Mortgage Association (FNMA)	5.000	07/01/18		23,361
30,418,275		Federal National Mortgage Association (FNMA)	5.000	11/01/18		30,527
23,281,860		Federal National Mortgage Association (FNMA)	5.500	11/01/18		23,870
9,476,989		Federal National Mortgage Association (FNMA)	5.000	12/01/18		9,511
7,706,611		Federal National Mortgage Association (FNMA)	5.000	01/01/19		7,734
1,496,148		Federal National Mortgage Association (FNMA)	6.000	01/01/19		1,549
1,446,438		Federal National Mortgage Association (FNMA)	6.000	02/01/19		1,497
11,072,791		Federal National Mortgage Association (FNMA)	5.000	03/01/19		11,110
13,535,349		Federal National Mortgage Association (FNMA)	5.000	04/01/19		13,581
163,461		Federal National Mortgage Association (FNMA)	8.000	03/01/23		179
392,809		Federal National Mortgage Association (FNMA)	8.000	07/01/24		430
16,000,000	h	Federal National Mortgage Association (FNMA)	6.500	05/25/31		16,655
11,306,067		Federal National Mortgage Association (FNMA)	6.500	11/01/32		11,781
11,088,725		Federal National Mortgage Association (FNMA)	6.500	03/01/33		11,554
2,525,714		Federal National Mortgage Association (FNMA)	5.500	06/01/33		2,521
2,611,916		Federal National Mortgage Association (FNMA)	5.500	07/01/33		2,607
9,276,203		Federal National Mortgage Association (FNMA)	5.500	07/01/33		9,264
2,766,998		Federal National Mortgage Association (FNMA)	5.500	07/01/33		2,762
3,794,878	h	Federal National Mortgage Association (FNMA)	4.500	08/01/33		3,554
11,170,521		Federal National Mortgage Association (FNMA)	6.000	08/01/33		11,417
11,583,717		Federal National Mortgage Association (FNMA)	4.500	10/01/33		10,849
1,596,412		Federal National Mortgage Association (FNMA)	5.500	11/01/33		1,593
1,288,559		Federal National Mortgage Association (FNMA)	5.500	11/01/33		1,286
3,649,438		Federal National Mortgage Association (FNMA)	5.000	11/01/33		3,537
3,728,569		Federal National Mortgage Association (FNMA)	5.500	11/01/33		3,722
3,673,410		Federal National Mortgage Association (FNMA)	5.500	11/01/33		3,666
2,999,658		Federal National Mortgage Association (FNMA)	5.500	11/01/33		2,994
30,658,492		Federal National Mortgage Association (FNMA)	5.500	11/01/33		30,600
4,971,006		Federal National Mortgage Association (FNMA)	5.500	11/01/33		4,962
4,501,527		Federal National Mortgage Association (FNMA)	5.500	11/01/33		4,493
6,625,618		Federal National Mortgage Association (FNMA)	5.000	12/01/33		6,421
956,914		Federal National Mortgage Association (FNMA)	5.500	12/01/33		955
2,760,196		Federal National Mortgage Association (FNMA)	5.500	12/01/33		2,755
958,288		Federal National Mortgage Association (FNMA)	5.500	12/01/33		956
1,407,827		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,405
1,324,655		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,322

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

2,915,364		Federal National Mortgage Association (FNMA)	5.500	01/01/34		2,910
11,521,056	h	Federal National Mortgage Association (FNMA)	5.000	03/01/34		11,166
8,000,000	h	Federal National Mortgage Association (FNMA)	5.500	07/31/34		8,180
25,000,000	h	Federal National Mortgage Association (FNMA)	5.000	07/31/34		24,141
56,000,000	h	Federal National Mortgage Association (FNMA)	5.500	07/31/34		55,713
29,000,000	h	Federal National Mortgage Association (FNMA)	5.000	07/31/34		29,027
		Government National Mortgage Association (GNMA)
36,473		Government National Mortgage Association (GNMA)	8.500	09/15/09		39
91,472		Government National Mortgage Association (GNMA)	8.500	10/15/09		99
543,880		Government National Mortgage Association (GNMA)	9.000	12/15/09		594
17,286		Government National Mortgage Association (GNMA)	8.500	12/15/09		19
399,803		Government National Mortgage Association (GNMA)	9.000	12/15/17		450
59,309		Government National Mortgage Association (GNMA)	9.000	03/15/20		67
22,009		Government National Mortgage Association (GNMA)	9.000	08/15/20		25
275,429		Government National Mortgage Association (GNMA)	8.000	06/15/22		305
71,148		Government National Mortgage Association (GNMA)	6.500	08/15/23		75
105,593		Government National Mortgage Association (GNMA)	6.500	08/15/23		111
88,687		Government National Mortgage Association (GNMA)	6.500	09/15/23		93
1,419,959		Government National Mortgage Association (GNMA)	6.500	05/20/31		1,482
10,873,884		Government National Mortgage Association (GNMA)	6.000	05/15/33		11,162
7,564,903		Government National Mortgage Association (GNMA)	5.500	09/15/33		7,572
31,096,167		Government National Mortgage Association (GNMA)	5.500	09/20/33		31,087
3,181,726		Government National Mortgage Association (GNMA)	5.500	02/20/34		3,179

						736,865

U.S. TREASURY SECURITIES - 9.59%
		U.S. Treasury Bond
83,283,000		U.S. Treasury Bond	10.000	05/15/10		88,992
10,000,000	e	U.S. Treasury Bond	5.375	02/15/31		10,084
		U.S. Treasury Note
4,350,000		U.S. Treasury Note	1.500	07/31/05		4,322
69,950,000	e	U.S. Treasury Note	2.375	08/15/06		69,343
25,000,000	e	U.S. Treasury Note	2.625	11/15/06		24,828
50,000,000	e	U.S. Treasury Note	2.625	05/15/08		48,445
38,800,000	e	U.S. Treasury Note	3.250	08/15/08		38,334
2,700,000		U.S. Treasury Note	3.125	10/15/08		2,647
59,735,000	e	U.S. Treasury Note	3.375	12/15/08		58,985
28,426,256	d	U.S. Treasury Note	3.875	01/15/09		31,691
5,000,000	e	U.S. Treasury Note	3.250	01/15/09		4,905
157,800,000		U.S. Treasury Note	8.000	11/15/21		206,851
		U.S. Treasury Inflation Indexed Bonds

20,469,931	d		1.875	07/15/13		20,227

	TOTAL U.S. TREASURY SECURITIES					609,654

	TOTAL GOVERNMENT BONDS					1,785,722
	(Cost $1,810,962)

	TOTAL BONDS					2,404,397
	(Cost $2,423,005)

PREFERRED STOCKS - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
87,001	*	NiSource, Inc (Sails)				219
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES					219

	TOTAL PREFERRED STOCKS					219
	(Cost$174)

COMMON STOCKS - 60.29%
AMUSEMENT AND RECREATION SERVICES - 0.02%
31,889	*	Gaylord Entertainment Co				1,001
6,948	*	Sunterra Corp				88

	TOTAL AMUSEMENT AND RECREATION SERVICES					1,089

APPAREL AND ACCESSORY STORES - 0.29%
750	*	AnnTaylor Stores Corp				22
37,408		Foot Locker, Inc				911
326,630	e	Gap, Inc				7,921
46,819		Nordstrom, Inc				1,995
38,284	e	Ross Stores, Inc				1,024
258,621	e	TJX Cos, Inc				6,243

	TOTAL APPAREL AND ACCESSORY STORES					18,116

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
61,645	e*	Collins & Aikman Corp				345
6,016	*	Hartmarx Corp				38
43,154		Liz Claiborne, Inc				1,553
200	*	Mohawk Industries, Inc				15
3,200		Oxford Industries, Inc				139
109,480	e	VF Corp				5,332

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS					7,422

AUTO REPAIR, SERVICES AND PARKING - 0.00%
7,195	e*	Midas, Inc				125
3,400		Ryder System, Inc				136

	TOTAL AUTO REPAIR, SERVICES AND PARKING					261

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.04%
600	*	Advance Auto Parts				27
23,591	*	Autozone, Inc				1,890
17,700	*	Carmax, Inc				387
14,532	*	Copart, Inc				388
4,270		Lithia Motors, Inc (Class A)				106

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS					2,798

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.84%
1,171		Building Materials Holding Corp				22
7,955	e	Fastenal Co				452
1,004,126	e	Home Depot, Inc				35,345
337,254		Lowe’s Cos				17,723

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES					53,542

BUSINESS SERVICES - 3.91%
9,719	*	24/7 Real Media, Inc				55
213,900	*	3Com Corp				1,337
6,700	*	ActivCard Corp				49
4,500	*	Administaff, Inc				75
66,166	e	Adobe Systems, Inc				3,077
15,700	*	Agile Software Corp				137
66,744	e*	Akamai Technologies, Inc				1,198
20,916	*	Aspect Communications Corp				297
19,272	e*	At Road, Inc				147
401,950		Automatic Data Processing, Inc				16,834
89,457	*	BEA Systems, Inc				735
28,252	*	Bisys Group, Inc				397
206	*	Blue Coat Systems, Inc				7
35,799	*	BMC Software, Inc				662
81,599	*	Brocade Communications Systems, Inc				488
60,862	e*	Cadence Design Systems, Inc				890
71,007	*	Ceridian Corp				1,598
17,571	*	Citrix Systems, Inc				358
72,373	e*	CNET Networks, Inc				801
60,912	e*	Cognizant Technology Solutions Corp				1,548
89,838	e*	Compuware Corp				593
5,085	e*	Concord Communications, Inc				58
104,201	*	Convergys Corp				1,605
4,297	*	Corillian Corp				22
6,200	*	CSG Systems International, Inc				128
24,300		Deluxe Corp				1,057
2,603	e*	Digital River, Inc				85
75,453	*	DST Systems, Inc				3,629
29,750	*	Dun & Bradstreet Corp				1,604
8,599	e*	eFunds Corp				150
64,398	e*	Electronic Arts, Inc				3,513
368,927	e	Electronic Data Systems Corp				7,065
19,883	*	Embarcadero Technologies, Inc				246
4,176	e*	F5 Networks, Inc				111
11,850		Fair Isaac Corp				396
107,614	*	Fiserv, Inc				4,185
4,310	*	Greg Manning Auctions, Inc				66
62,013	e*	GSI Commerce, Inc				597
25,783		Henry (Jack) & Associates, Inc				518
123,843		IMS Health, Inc				2,903
9,400	*	Informatica Corp				72
5,428	*	Innovative Solutions & Support, Inc				106
54,832	*	Intuit, Inc				2,115
26,116	*	Iron Mountain, Inc				1,260
8,569	*	iVillage, Inc				54
175,353	*	Juniper Networks, Inc				4,308
3,175	*	Jupitermedia Corp				45
3,011	*	Kforce, Inc				28
30,399	*	Lamar Advertising Co				1,318
6,548		Manpower, Inc				332
3,200	*	MAPICS, Inc				34
38,313	*	Mercury Interactive Corp				1,909
3,416,536		Microsoft Corp				97,576
20,263	*	Mindspeed Technologies, Inc				101
46,510	*	Monster Worldwide, Inc				1,196
4,400	e*	National Processing, Inc				127
19,374	*	NCR Corp				961
1,600		NDCHealth Corp				37
2,000	*	Netratings, Inc				33
8,060	*	Network Equipment Technologies, Inc				66
220,909	e*	NIC, Inc				1,584
222,200	*	Novell, Inc				1,864
124,709	e	Omnicom Group, Inc				9,464
1,498,149	*	Oracle Corp				17,873
9,628	*	Packeteer, Inc				155
8,053	*	PalmSource, Inc				138
11,400	*	Parametric Technology Corp				57
35,275	*	PDI, Inc				1,070
16,200	*	Pegasystems, Inc				142
83,342	e*	Peoplesoft, Inc				1,542
19,700	e*	Perot Systems Corp (Class A)				261
14,017	e*	Pixar				974
18,176	*	Portal Software, Inc				66
17,488	*	R.H. Donnelley Corp				765
1,500	*	Radisys Corp				28
32,799	e*	Red Hat, Inc				753
64,008	e	Robert Half International, Inc				1,906
4,600	e*	RSA Security, Inc				94
26,353	e*	Sapient Corp				158
20,684	*	Scansoft, Inc				102
1,300	e*	Secure Computing Corp				15
46,300	*	Seebeyond Technology Corp				175
156,600	e*	Siebel Systems, Inc				1,672
6,148	*	Sitel Corp				26
6,300	*	SonicWALL, Inc				54
40,437	*	Spherion Corp				410
9,750		SS&C Technologies, Inc				182

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

1,543,479	*	Sun Microsystems, Inc				6,699
141,293	*	SunGard Data Systems, Inc				3,674
1,300	*	Sykes Enterprises, Inc				10
72,402	e*	Symantec Corp				3,170
13,290	e*	Synopsys, Inc				378
9,384	*	TeleTech Holdings, Inc				82
35,400	*	TIBCO Software, Inc				299
94,572		Total System Services, Inc				2,071
25,700	*	Tyler Technologies, Inc				243
55,752	*	Unisys Corp				774
7,706	*	United Rentals, Inc				138
4,535	*	Universal Compression Holdings, Inc				139
65,025	*	VeriSign, Inc				1,294
140,500	*	Veritas Software Corp				3,892
30,500	*	WatchGuard Technologies, Inc				220
3,800	e*	Wind River Systems, Inc				45
359,283	*	Yahoo!, Inc				13,053

	TOTAL BUSINESS SERVICES					248,610

CHEMICALS AND ALLIED PRODUCTS - 5.97%
20,443	e*	Abgenix, Inc				240
11,996	e*	Able Laboratories, Inc				247
23,736	*	Adolor Corp				301
197,626		Air Products & Chemicals, Inc				10,365
330,521	e	Albertson’s, Inc				52
103,440	e	Alltel Corp				163
6,874	*	Alkermes, Inc				93
127,585		Allergan, Inc				11,421
108,900		Alpharma, Inc (Class A)				2,230
18,712	*	American Pharmaceutical Partners, Inc				568
566,394	*	Amgen, Inc				30,908
16,862	*	Amylin Pharmaceuticals, Inc				384
4,001	*	Array Biopharma, Inc				32
3,215	e*	Atlantic Coast Airlines Holdings, Inc				147
35,685	*	Atrix Laboratories, Inc				1,223
72,532	*	Avant Immunotherapeutics, Inc				193
132,000		Avery Dennison Corp				8,449
195,800		Avon Products, Inc				9,034
77,934	*	Barr Pharmaceuticals, Inc				2,626
5,419	e	Berry Petroleum Co (Class A)				878
6,233	*	BioCryst Pharmaceuticals, Inc				43
16,710	*	Bioenvision, Inc				146
116,034	*	Biogen Idec, Inc				7,339
45,257	e*	BioMarin Pharmaceutical, Inc				272
20,225	e	Black & Decker Corp				521
63,624	*	Bone Care International, Inc				1,490
17,133	e*	Bradley Pharmaceuticals, Inc				478
57,000		Cabot Corp				2,320
22,039	e*	Cell Therapeutics, Inc				162
11,828	e*	Cephalon, Inc				639
11,600	e*	Charles River Laboratories International, Inc				567
16,896	*	Chattem, Inc				488
22,118	e*	Cima Labs, Inc				746
107,144		Clorox Co				5,762
246,300		Colgate-Palmolive Co				14,396
24,200	e*	Connetics Corp				489
15,500	e*	Cubist Pharmaceuticals, Inc				172
4,911	*	Curis, Inc				22
6,761	*	Cypress Bioscience, Inc				93
4,388	*	Cytogen Corp				70
23,162	e*	Dendreon Corp				284
45,503		Diagnostic Products Corp				1,999
15,999	e*	Digene Corp				584
9,791	*	Discovery Laboratories, Inc				94
84,779	e*	Dov Pharmaceutical, Inc				1,184
349,215	e*	Durect Corp				1,219
7,541	*	Dusa Pharmaceuticals, Inc				72
196,600	e	Ecolab, Inc				6,232
90,786	*	Encysive Pharmaceuticals, Inc				772
72,114	e*	Eon Labs, Inc				2,952
12,727	*	EPIX Medical, Inc				269
700		Estee Lauder Cos (Class A)				34
191,400	e*	First Horizon Pharmaceutical				3,617
215,832	*	Forest Laboratories, Inc				12,223
10,134	*	Genaera Corp				43
32,400	*	Genta, Inc				81
121,825	*	Genzyme Corp				5,766
22,156	e*	Geron Corp				179
78,628	e*	Gilead Sciences, Inc				5,268
533,053		Gillette Co				22,601
87,652	e*	Guilford Pharmaceuticals, Inc				416
40,558		H.B. Fuller Co				1,152
69,413	e*	Hollis-Eden Pharmaceuticals				836
60,776	e*	Human Genome Sciences, Inc				707
18,436	e*	ICOS Corp				550
35,884	*	Idexx Laboratories, Inc				2,259
50,561	e*	Ilex Oncology, Inc				1,264
3,600	e*	Immucor, Inc				117
47,200	*	Immunogen, Inc				288
44,900	e*	Immunomedics, Inc				219
97,808	e*	Impax Laboratories, Inc				1,896
72,455	e*	Indevus Pharmaceuticals, Inc				446
5,392	*	Inkine Pharmaceutical Co				21
36,881	e*	Inverness Medical Innovations, Inc				808
8,689	*	Invitrogen Corp				626

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

40,810	e*	Isis Pharmaceuticals, Inc				234
4,334	*	Isolagen, Inc				45
162,950	*	King Pharmaceuticals, Inc				1,866
1,500	*	Kos Pharmaceuticals, Inc				49
7,800	e*	KV Pharmaceutical Co (Class A)				180
39,656	*	Lannett Co, Inc				596
9,275	e*	Ligand Pharmaceuticals, Inc (Class B)				161
34,085	*	Martek Biosciences Corp				1,915
47,348	e*	Medarex, Inc				345
59,422		Medicis Pharmaceutical Corp (Class A)				2,374
100,322	*	MedImmune, Inc				2,348
1,212,158		Merck & Co, Inc				57,578
33,600	e*	MGI Pharma, Inc				908
108,616	*	Millennium Pharmaceuticals, Inc				1,499
256,616		Mylan Laboratories, Inc				5,196
3,254	*	Myogen, Inc				25
76,865	*	Nabi Biopharmaceuticals				1,093
32,567	*	NBTY, Inc				957
43,403	*	Nektar Therapeutics				866
34,431	e*	Neose Technologies, Inc				287
4,000	*	Neurocrine Biosciences, Inc				207
7,009	*	Northfield Laboratories, Inc				100
36,005	*	Noven Pharmaceuticals, Inc				793
3,412	*	NPS Pharmaceuticals, Inc				72
9,385	*	Nutraceutical International Corp				200
5,567	*	Nuvelo, Inc				54
1,500	e*	OraSure Technologies, Inc				15
18,505	e*	OSI Pharmaceuticals, Inc				1,303
119,787	e*	Pain Therapeutics, Inc				965
235,177	*	Palatin Technologies, Inc				990
60,542	*	Penwest Pharmaceuticals Co				776
173,502	*	Peregrine Pharmaceuticals, Inc				255
3,932	*	Pharmacyclics, Inc				40
2,753	*	Pharmion Corp				135
83,891	e*	Pozen, Inc				574
101,678	*	Praecis Pharmaceuticals, Inc				386
186,054	e	Praxair, Inc				7,425
1,326,638		Procter & Gamble Co				72,222
21,566	e*	Progenics Pharmaceuticals				363
23,161	e*	Protein Design Labs, Inc				443
126,854		Rohm & Haas Co				5,275
39,256	e*	Salix Pharmaceuticals Ltd				1,293
55,729	e*	Sepracor, Inc				2,948
86,075	e	Sigma-Aldrich Corp				5,131
41,426	e*	SuperGen, Inc				267
16,038	e*	Tanox, Inc				306
24,507	*	Third Wave Technologies, Inc				110
11,300	*	United Therapeutics Corp				290
9,737	e*	USANA Health Sciences, Inc				303
12,826	*	Vaxgen, Inc				182
26,431	*	Vertex Pharmaceuticals, Inc				287
16,600	e*	Vicuron Pharmaceuticals, Inc				208
23,421	*	Vion Pharmaceuticals, Inc				97
101,172	*	Watson Pharmaceuticals, Inc				2,722
23,785		Wellman, Inc				193
3,500	e	West Pharmaceutical Services, Inc				148
8,582	*	Zila, Inc				42
52,533	*	Zymogenetics, Inc				998

	TOTAL CHEMICALS AND ALLIED PRODUCTS					379,487

COMMUNICATIONS - 2.97%
162,200	e*	Altera Corp				5,236
371,867		AT&T Corp				5,440
793,797	*	AT&T Wireless Services, Inc				11,367
161,341	*	Avaya, Inc				2,548
830,629		BellSouth Corp				21,779
5,000		CenturyTel, Inc				150
618,120	*	Comcast Corp (Class A)				17,326
365,769	*	Comcast Corp (Special Class A)				10,099
12,515	*	Foundry Networks, Inc				176
48,600	e*	Infonet Services Corp (Class B)				85
163,203	e*	InterActiveCorp				4,919
67,079	*	Liberty Media International, Inc				2,489
1,671,312	e*	Lucent Technologies, Inc				6,318
12,819	*	Mastec, Inc				70
204,194	*	Nextel Communications, Inc (Class A)				5,444
23,261	*	Novatel Wireless, Inc				616
32,445	e*	NTL, Inc				1,869
8,000	*	Paxson Communications Corp				26
1,601,195		SBC Communications, Inc				38,829
438,030		Sprint Corp (FON Group)				7,709
16,388	*	Time Warner Telecom, Inc (Class A)				69
49,898	*	UnitedGlobalcom, Inc (Class A)				362
48,526	e*	Univision Communications, Inc (Class A)				1,549
1,181,695		Verizon Communications, Inc				42,766
5,100	*	West Corp				133
46,139	e*	XM Satellite Radio Holdings, Inc				1,259

	TOTAL COMMUNICATIONS					188,633

DEPOSITORY INSTITUTIONS - 5.47%
150,155		AmSouth Bancorp				3,824
2,500		Astoria Financial Corp				91
652,276		Bank One Corp				33,266
391,524		BB&T Corp				14,475
377	*	Capital Crossing Bank				21

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

36,123		Charter One Financial, Inc				1,596
92,783		Comerica, Inc				5,092
700	e	Commerce Bancorp, Inc				39
1,077	*	Commercial Capital Bancorp, Inc				19
358,224	e	Fifth Third Bancorp				19,265
6,300	e	First Horizon National Corp				286
81,935		Golden West Financial Corp				8,714
26,950		Greenpoint Financial Corp				1,070
6,546	*	Intercept, Inc				107
1,562		International Bancshares Corp				63
1,155,980		J.P. Morgan Chase & Co				44,817
278,211		KeyCorp				8,316
252,683		Mellon Financial Corp				7,411
503,744		National City Corp				17,636
41,200		New York Community Bancorp, Inc				809
5,600	e	North Fork Bancorp, Inc				213
121,422		Northern Trust Corp				5,134
1,073		Partners Trust Financial Group, Inc				21
2,850		People’s Bank				89
229,663		PNC Financial Services Group, Inc				12,191
114,004	e	Regions Financial Corp				4,167
22,955		SouthTrust Corp				891
42,600	e	Sovereign Bancorp, Inc				941
148,174		State Street Corp				7,266
206,172		SunTrust Banks, Inc				13,399
130,894	e	Synovus Financial Corp				3,314
1,218,312		U.S. Bancorp				33,577
60,667		Union Planters Corp				1,808
14,141	e	UnionBanCal Corp				798
4,360	e	W Holding Co, Inc				75
874,407		Wachovia Corp				38,911
1,011,988		Wells Fargo & Co				57,916
6,400		Zions Bancorp				393

	TOTAL DEPOSITORY INSTITUTIONS					348,021

EATING AND DRINKING PLACES - 0.49%
154,400		Darden Restaurants, Inc				3,173
972,801		McDonald’s Corp				25,293
14,800		Outback Steakhouse, Inc				612
56,151		Wendy’s International, Inc				1,956

	TOTAL EATING AND DRINKING PLACES					31,034

EDUCATIONAL SERVICES - 0.12%
66,107	*	Apollo Group, Inc (Class A)				5,837
30,563	*	Career Education Corp				1,392
700	*	Corinthian Colleges, Inc				17
1,700	*	DeVry, Inc				47
1,900	e*	Laureate Education, Inc				73

	TOTAL EDUCATIONAL SERVICES					7,366

ELECTRIC, GAS, AND SANITARY SERVICES - 2.74%
492,654	*	AES Corp				4,892
116,931		AGL Resources, Inc				3,397
172,900		Allete, Inc				5,758
22,496	e	Aqua America, Inc				451
642,931	*	Aquila, Inc				2,289
21,306		Atmos Energy Corp				545
212,240		Avista Corp				3,909
77,337		Black Hills Corp				2,436
3,600	e	California Water Service Group				99
27,585	e*	Casella Waste Systems, Inc (Class A)				363
17,100	e*	Citizens Communications Co				207
231,871		Cleco Corp				4,169
3,400	e	Connecticut Water Service, Inc				87
453,255		DPL, Inc				8,802
196,332		Empire District Electric Co				3,948
1,400		Energen Corp				67
500		EnergySouth, Inc				20
160,858	e	Equitable Resources, Inc				8,318
400,340	e	Hawaiian Electric Industries, Inc				10,449
217,100	e	Idacorp, Inc				5,862
296,657		KeySpan Corp				10,887
213,832		Kinder Morgan, Inc				12,678
5,100		Laclede Group, Inc				140
15,064	*	Metal Management, Inc				298
82,836		MGE Energy, Inc				2,703
2,666	e	Middlesex Water Co				52
235,097		National Fuel Gas Co				5,877
2,900		New Jersey Resources Corp				121
140,770	e	Nicor, Inc				4,782
512,440		NiSource, Inc				10,567
2,700		Northwest Natural Gas Co				82
6,160	*	NUI Corp				90
483,948		OGE Energy Corp				12,326
40,315	e	Otter Tail Corp				1,083
103,254		Peoples Energy Corp				4,352
493,180		Pepco Holdings, Inc				9,015
11,812		Piedmont Natural Gas Co, Inc				504
472,400		Puget Energy, Inc				10,350
113,172		Questar Corp				4,373
34,491		Resource America, Inc (Class A)				814
206,017	e*	Sierra Pacific Resources				1,588
22,200		SJW Corp				755
3,200		South Jersey Industries, Inc				141
13,428	*	Southern Union Co				283
3,200	*	Stericycle, Inc				166
161,301		Unisource Energy Corp				4,008

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

6,858	*	Waste Connections, Inc				203
84,414	e	Western Gas Resources, Inc				2,742
32,400	e	WGL Holdings, Inc				931
518,335	e	Williams Cos, Inc				6,168

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES					174,147

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 3.62%
396,500	*	ADC Telecommunications, Inc				1,126
1,400	*	Advanced Fibre Communications, Inc				28
16,601	e*	Aksys Ltd				3,342
11,984	*	Agere Systems, Inc (Class A)				28
7,700	*	Agere Systems, Inc (Class B)				17
65,971	e*	Amazon.com, Inc				3,604
77,993		American Power Conversion Corp				1,533
3,555	*	American Superconductor Corp				46
5,400	e*	Amkor Technology, Inc				5,877
54,420	e*	Andrew Corp				44
119,618		Analog Devices, Inc				5,632
7,975	*	Applica, Inc				71
6,411	e*	Arris Group, Inc				38
7,705	e*	Atherogenics, Inc				478
138,463	e*	Avanex Corp				539
39,523		AVX Corp				571
30,000		Baldor Electric Co				701
79,519	*	Broadcom Corp (Class A)				3,719
8,357	*	California Micro Devices Corp				96
10,416	*	Capstone Turbine Corp				23
8,872	*	Carrier Access Corp				106
46,995	*	C-COR.net Corp				484
177,916	*	CIENA Corp				662
132,544	*	Comverse Technology, Inc				2,643
27,847	e*	Conexant Systems, Inc				121
197,312	e*	Corvis Corp				278
1,800	e	CTS Corp				22
4,193	*	DDi Corp				35
16,904	*	Ditech Communications Corp				395
133,845	*	Eagle Broadband, Inc				133
431,800		Emerson Electric Co				27,441
10,485	*	Energizer Holdings, Inc				472
4,175	*	Equinix, Inc				142
28,195	e*	Finisar Corp				56
10,300	e	Harman International Industries, Inc				937
15,041	*	Harmonic, Inc				128
2,700	e	Helix Technology Corp				58
1,300		Hubbell, Inc (Class B)				61
5,700	e*	Integrated Device Technology, Inc				79
2,488,910		Intel Corp				68,694
29,012	*	Interdigital Communications Corp				546
12,700		Intersil Corp (Class A)				275
59,373	e*	InterVoice, Inc				681
5,722	e*	IXYS Corp				45
40,769	e*	Jabil Circuit, Inc				1,027
540,044	*	JDS Uniphase Corp				2,047
5,800	e*	Kemet Corp				71
2,000	*	Lifeline Systems, Inc				47
229,966	*	LSI Logic Corp				1,752
4,204	*	Magnetek, Inc				35
25,583	*	Mattson Technology, Inc				308
102,718		Maxim Integrated Products, Inc				5,384
24,329	e*	McData Corp (Class A)				131
8,850	*	Merix Corp				100
18,700	e	Microchip Technology, Inc				590
265,591	*	Micron Technology, Inc				4,066
5,651	*	Mobility Electronics, Inc				48
82,093	e	Molex, Inc				2,634
1,011,468	e	Motorola, Inc				18,459
235,717	*	MRV Communications, Inc				646
3,705	e*	Mykrolis Corp				65
157,400	e*	National Semiconductor Corp				3,461
8,599	*	NMS Communications Corp				63
25,190	*	Novellus Systems, Inc				792
3,266	e*	Openwave Systems, Inc				41
129,014	*	Optical Communication Products, Inc				315
3,707	*	Paradyne Networks, Inc				20
5,200	*	Plexus Corp				70
5,600	e*	Polycom, Inc				125
3,800	*	Power-One, Inc				42
8,800	e*	Powerwave Technologies, Inc				68
1,453	*	QLogic Corp				39
291,193		Qualcomm, Inc				21,251
31,424		Scientific-Atlanta, Inc				1,084
10,220	e*	Sipex Corp				58
322,582	e*	Sirius Satellite Radio, Inc				994
19,615	e*	Sonus Networks, Inc				94
5,696	*	Spatialight, Inc				34
11,400	*	Standard Microsystems Corp				266
107,179	*	Stratex Networks, Inc				316
84,452	e*	Sycamore Networks, Inc				357
2,505	*	Symmetricom, Inc				22
1,400	*	Technitrol, Inc				31
264,515	e*	Tellabs, Inc				2,312
76,072	*	Terayon Communication Systems, Inc				178
734,264		Texas Instruments, Inc				17,755
63,300	e	Thomas & Betts Corp				1,724
4,819	*	Trident Microsystems, Inc				54

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

8,974	*	Tripath Technology, Inc				29
5,500	e*	Triquint Semiconductor, Inc				30
900	*	TTM Technologies, Inc				11
12,440	e*	Utstarcom, Inc				376
2,600	*	Vicor Corp				48
95,428	*	Vishay Intertechnology, Inc				1,773
104,900	e*	Vitesse Semiconductor Corp				512
11,795	*	Westell Technologies, Inc				60
13,207		Whirlpool Corp				906
21,000	*	Xicor, Inc				318
127,200		Xilinx, Inc				4,237
138,795	*	Zhone Technologies, Inc				541

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT					229,824

ENGINEERING AND MANAGEMENT SERVICES - 0.33%
4,506	*	Accelrys, Inc				44
1,000	e*	Affymetrix, Inc				33
5,099	*	Answerthink, Inc				29
216,512	e	AON Corp				284
628,716	e*	Applied Materials, Inc				284
86,121	e*	Ariad Pharmaceuticals, Inc				645
12,860	*	Axonyx, Inc				67
3,800	e	Belden, Inc				469
16,700	e*	Ciphergen Biosystems, Inc				122
5,000	e*	Covance, Inc				193
49,165	e*	CuraGen Corp				295
5,433	e*	CV Therapeutics, Inc				91
130,985	e*	Decode Genetics, Inc				1,113
2,727	*	DiamondCluster International, Inc				24
3,288	e*	Digitas, Inc				36
5,601	*	Dyax Corp				66
7,100	e*	Exult, Inc				38
3,600	e*	FTI Consulting, Inc				59
16,369	*	Gartner, Inc (Class B)				211
92,116	e*	Incyte Corp				704
18,701	*	Kosan Biosciences, Inc				148
28,041	*	Lexicon Genetics, Inc				220
7,047	*	Lifecell Corp				80
25,220	e*	Luminex Corp				254
5,948	*	Maxim Pharmaceuticals, Inc				57
72,914		Moody’s Corp				4,715
22,540	e*	Neopharm, Inc				233
15,777	*	Oscient Pharmaceuticals Corp				81
214,126		Paychex, Inc				7,255
5,500	e*	Pharmaceutical Product Development, Inc				175
9,821	*	Pharmos Corp				40
7,444	e*	PRG-Schultz International, Inc				41
21,643	e*	Regeneron Pharmaceuticals, Inc				228
1,623	*	Rigel Pharmaceuticals, Inc				23
88,520	*	Seattle Genetics, Inc				622
1,600	e*	Sourcecorp				44
26,200	*	Telik, Inc				625
5,300	e*	Trimeris, Inc				76
45,278	*	Tularik, Inc				1,123
7,496	*	Ventiv Health, Inc				116

	TOTAL ENGINEERING AND MANAGEMENT SERVICES					20,963

FABRICATED METAL PRODUCTS - 0.66%
149,645	*	Crown Holdings, Inc				1,492
3,606		Gulf Island Fabrication, Inc				78
26,828		Harsco Corp				1,261
252,100	e	Illinois Tool Works, Inc				24,174
11,067	*	Jacuzzi Brands, Inc				89
312,073	e	Masco Corp				9,730
400		Silgan Holdings, Inc				16
27,846		Snap-On, Inc				934
86,524		Stanley Works				3,944
66,984	*	Tower Automotive, Inc				244
3,600		Valmont Industries, Inc				82

	TOTAL FABRICATED METAL PRODUCTS					42,044

FOOD AND KINDRED PRODUCTS - 2.44%
171,725		Campbell Soup Co				4,616
1,138,300		Coca-Cola Co				57,461
97,300	e	Coca-Cola Enterprises, Inc				2,821
800	*	Dean Foods Co				30
201,409		General Mills, Inc				9,573
146,800		Hershey Foods Corp				6,792
3,000		Hormel Foods Corp				93
179,263		Kellogg Co				7,502
23,900	e	McCormick & Co, Inc (Non-Vote)				813
126,545		Wrigley (Wm.) Jr Co				7,979

	TOTAL FOOD AND KINDRED PRODUCTS					155,131

FOOD STORES - 0.51%
8,770	e*	Alexion Pharmaceuticals, Inc				8,772
436,276	*	Kroger Co				7,940
11,850	*	Pathmark Stores, Inc				90
271,210	e*	Safeway, Inc				6,872
195,854	*	Starbucks Corp				8,516
400	e	Whole Foods Market, Inc				38
38,510	e*	Winn-Dixie Stores, Inc				277

	TOTAL FOOD STORES					32,505

FURNITURE AND FIXTURES - 0.30%
58,202	e	Hillenbrand Industries, Inc				3,518

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

161,578		Johnson Controls, Inc				8,625
32,020		Lear Corp				1,889
55,444		Leggett & Platt, Inc				1,481
158,910	e	Newell Rubbermaid, Inc				3,734

	TOTAL FURNITURE AND FIXTURES					19,247

FURNITURE AND HOMEFURNISHINGS STORES - 0.18%
107,795	*	Bed Bath & Beyond, Inc				4,145
92,500		Best Buy Co, Inc				4,693
61,694		Circuit City Stores, Inc (Circuit City Group)				799
53,247		RadioShack Corp				1,524
4,200	e*	Restoration Hardware, Inc				31
800	*	Williams-Sonoma, Inc				26

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES					11,218

GENERAL BUILDING CONTRACTORS - 0.29%
3,218	e	Beazer Homes U.S.A., Inc				323
7,009		Brookfield Homes Corp				184
27,100		Centex Corp				1,240
83,100		D.R. Horton, Inc				2,360
24,200		KB Home				1,661
37,000		Lennar Corp (Class A)				1,655
3,520		Lennar Corp (Class B)				146
292		M/I Homes, Inc				12
22,473		MDC Holdings, Inc				1,430
117,668		Pulte Homes, Inc				6,122
14,781		Ryland Group, Inc				1,156
23,300		Standard-Pacific Corp				1,149
21,000	e*	Toll Brothers, Inc				889

	TOTAL GENERAL BUILDING CONTRACTORS					18,327

GENERAL MERCHANDISE STORES - 0.85%
19,200	*	BJ’s Wholesale Club, Inc				480
1,687		Bon-Ton Stores, Inc				25
233,038		Costco Wholesale Corp				9,571
93,865		Dollar General Corp				1,836
15,723	*	Dollar Tree Stores, Inc				431
6,697		Family Dollar Stores, Inc				204
141,195		J.C. Penney Co, Inc				5,332
117,461	*	Kohl’s Corp				4,966
229,360		May Department Stores Co				6,305
3,100	*	Retail Ventures, Inc				24
33,400		Saks, Inc				501
141,201		Sears Roebuck & Co				5,332
453,525		Target Corp				19,261

	TOTAL GENERAL MERCHANDISE STORES					54,268

HEALTH SERVICES - 0.33%
16,500	*	Accredo Health, Inc				643
8,252	*	Amedisys, Inc				273
4,293	*	Bio-Reference Labs, Inc				57
130,836	*	Caremark Rx, Inc				4,310
42,993	*	Coventry Health Care, Inc				2,102
39,300	*	DaVita, Inc				1,212
22,344	*	Express Scripts, Inc				1,770
44,858	*	First Health Group Corp				700
9,200	*	Gentiva Health Services, Inc				150
117,248		Health Management Associates, Inc (Class A)				2,629
4,184	*	LCA-Vision, Inc				122
14,479	*	LifePoint Hospitals, Inc				539
46,490	*	Lincare Holdings, Inc				1,528
34,964		Manor Care, Inc				1,143
800	*	Matria Healthcare, Inc				20
1,111	*	Medcath Corp				22
12,328	*	NeighborCare, Inc				386
5,592		Option Care, Inc				85
4,200	e*	Orthodontic Centers Of America, Inc				34
4,600	*	Province Healthcare Co				79
40,858	*	Specialty Laboratories, Inc				366
48,920	*	Triad Hospitals, Inc				1,821
14,518		Universal Health Services, Inc (Class B)				666

	TOTAL HEALTH SERVICES					20,657

HOLDING AND OTHER INVESTMENT OFFICES - 1.76%
4,876		Acadia Realty Trust				67
154,968	e	Allied Capital Corp				3,784
7,100	e	AMB Property Corp				246
33,202	e*	Antigenics, Inc				572
53,100	e*	Artesyn Technologies, Inc				4,579
8,800		Arden Realty, Inc				259
2,498		Ashford Hospitality Trust, Inc				21
23,267		AvalonBay Communities, Inc				1,315
21,855	e	Boston Properties, Inc				1,094
600		Brandywine Realty Trust				16
11,155		Capstead Mortgage Corp				150
2,914		Cedar Shopping Centers, Inc				33
500		Chelsea Property Group, Inc				33
8,818		Cornerstone Realty Income Trust, Inc				77
80,458		Crescent Real Estate Equities Co				1,297
1,200	e	Developers Diversified Realty Corp				42
49,423		Duke Realty Corp				1,572
10,051		Equity Inns, Inc				93
534,714		Equity Office Properties Trust				14,544
285,588		Equity Residential				8,491
18,247	*	FelCor Lodging Trust, Inc				221

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

36,914		Fremont General Corp				652
19,546		Friedman Billings Ramsey Group, Inc				387
66,774		General Growth Properties, Inc				1,975
7,111		Glenborough Realty Trust, Inc				130
4,521		Government Properties Trust, Inc				47
13,363	*	Harris & Harris Group, Inc				163
32,500		Health Care Property Investors, Inc				781
816		Health Care REIT, Inc				27
5,594		Highland Hospitality Corp				56
15,546		Highwoods Properties, Inc				365
16,250		Hospitality Properties Trust				687
23,518		HRPT Properties Trust				235
19,200		iStar Financial, Inc				768
36,100		Kimco Realty Corp				1,643
2,391		Kramont Realty Trust				38
26,388	*	La Quinta Corp				222
2,965		LTC Properties, Inc				49
1,000		Macerich Co				48
900		Mack-Cali Realty Corp				37
3,600		MFA Mortgage Investments, Inc				32
2,680		Mid-America Apartment Communities, Inc				102
3,661		National Health Investors, Inc				100
31,847	e	New Plan Excel Realty Trust				744
11,150		Omega Healthcare Investors, Inc				112
600		Pan Pacific Retail Properties, Inc				30
265,256		Plum Creek Timber Co, Inc				8,642
15,102		Popular, Inc				646
1,500	e	Post Properties, Inc				44
74,524	e	Prologis				2,453
87,719		Public Storage, Inc				4,036
700	e	Regency Centers Corp				30
23,200		Rouse Co				1,102
5,366		Senior Housing Properties Trust				90
138,432		Simon Property Group, Inc				7,118
1,539		Thornburg Mortgage, Inc				41
6,006		U.S. Restaurant Properties, Inc				91
1,900	e	United Dominion Realty Trust, Inc				38
2,260		Urstadt Biddle Properties, Inc (Class A)				33
76,203		Vornado Realty Trust				4,352
817,462		Washington Mutual, Inc				31,587
120,825	e	Weingarten Realty Investors				3,779
4,016		Winston Hotels, Inc				42

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES					112,060

HOTELS AND OTHER LODGING PLACES - 0.05%
7,561	*	Bluegreen Corp				104
46,730	*	Boca Resorts, Inc (Class A)				926
10,580	e	Choice Hotels International, Inc				531
18,968		Marcus Corp				327
102,442	*	Prime Hospitality Corp				1,088

	TOTAL HOTELS AND OTHER LODGING PLACES					2,976

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.03%
531,744		3M Co				47,862
1,000	*	AGCO Corp				20
66,810	*	American Standard Cos, Inc				2,693
139,447	*	Apple Computer, Inc				4,538
156,115	e	Archstone-Smith Trust				12,335
13,362	*	Authentidate Holding Corp				146
65,459	e*	Toys “R” Us, Inc				1,257
9,500	*	Brooks Automation, Inc				191
7,200	e*	Cirrus Logic, Inc				43
2,560,427	*	Cisco Systems, Inc				60,682
7,011	e*	Cooper Cameron Corp				341
37,800	e	Cummins, Inc				2,363
131,430		Deere & Co				9,219
906,236	*	Dell, Inc				32,461
21,462		Diebold, Inc				1,135
1,000	e	Donaldson Co, Inc				29
2,250	*	Dril-Quip, Inc				42
940,640	*	EMC Corp				10,723
9,460	e*	Emulex Corp				135
6,494	*	EnPro Industries, Inc				149
7,700	*	Flowserve Corp				192
5,556	*	FMC Technologies, Inc				160
3,149	*	FSI International, Inc				25
1,300	e*	General Binding Corp				20
133,900	*	Global Power Equipment Group, Inc				1,074
118,575		Graco, Inc				3,682
157,563	e*	Grant Prideco, Inc				2,909
1,317,723		Hewlett-Packard Co				27,804
2,011	*	Hydril				63
33,500	*	Hypercom Corp				283
56,885	*	InFocus Corp				484
677,257		International Business Machines Corp				59,700
2,300	e*	Kulicke & Soffa Industries, Inc				25
9,944	e*	Lam Research Corp				266
39,462	*	Lexmark International, Inc				3,809
2,200	e	Lincoln Electric Holdings, Inc				75
4,900	*	Maxtor Corp				32
29,900	e*	Milacron, Inc				120
35,100	e	Modine Manufacturing Co				1,118
34,615	*	National-Oilwell, Inc				1,090
135,913	e*	Network Appliance, Inc				2,926
28,000		Nordson Corp				1,214

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

7,286	*	Oil States International, Inc				111
6,400	*	Omnicell, Inc				94
43,650	e*	PalmOne, Inc				1,518
3,800		Pentair, Inc				128
220,801		Pitney Bowes, Inc				9,770
10,500	*	Presstek, Inc				110
29,800	e*	Quantum Corp				92
20,732	e*	Sandisk Corp				450
45,177	*	Semitool, Inc				511
135,651	e*	Silicon Graphics, Inc				298
15,000	*	Simpletech, Inc				51
75,393	*	Smith International, Inc				4,204
431,086	e*	Solectron Corp				2,789
22,138	e	SPX Corp				1,028
8,400	*	Storage Technology Corp				244
2,986	*	UNOVA, Inc				60
19,592	e*	Western Digital Corp				170
297,373	e*	Xerox Corp				4,312
42,037	*	Xybernaut Corp				70

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT					319,445

INSTRUMENTS AND RELATED PRODUCTS - 2.31%
22,218	*	Advanced Medical Optics, Inc				946
16,000	e*	Alaska Air Group, Inc				97
35,872	*	Align Technology, Inc				682
1,700		Analogic Corp				72
188,825		Applera Corp (Applied Biosystems Group)				4,107
5,200		Arrow International, Inc				156
3,533	*	August Technology Corp				44
35,794		Bard (C.R.), Inc				2,028
30,955		Bausch & Lomb, Inc				2,014
438,937		Baxter International, Inc				15,148
16,896		Beckman Coulter, Inc				1,031
214,472		Becton Dickinson & Co				11,110
150,094		Biomet, Inc				6,670
304,790	*	Boston Scientific Corp				13,045
3,700	*	Bruker BioSciences Corp				18
4,400	*	Cardiac Science, Inc				11
5,797	*	Cepheid, Inc				67
34,287	e*	Closure Medical Corp				861
4,800		Cognex Corp				185
4,791	e*	Credence Systems Corp				66
1,809	*	Cyberoptics Corp				47
10,000	*	Cytyc Corp				254
34,950		Dentsply International, Inc				1,821
3,500	*	DJ Orthopedics, Inc				81
16,080	e*	Edwards Lifesciences Corp				560
7,094	*	Faro Technologies, Inc				182
800	e*	Fisher Scientific International, Inc				46
152,032		Guidant Corp				8,496
8,217	*	Hanger Orthopedic Group, Inc				96
5,331	*	I-Flow Corp				63
3,828	*	Illumina, Inc				24
2,400	e*	Input/Output, Inc				20
3,000	e*	Integra LifeSciences Holding				106
5,100	e	Invacare Corp				228
110,616	e*	Invision Technologies, Inc				5,520
48,670	e*	KLA-Tencor Corp				2,403
25,500	e*	Lexar Media, Inc				170
5,800	*	LTX Corp				63
1,579	*	Measurement Specialties, Inc				34
607,062		Medtronic, Inc				29,576
1,700	*	Mettler-Toledo International, Inc				84
11,632	*	Millipore Corp				656
28,611	*	Nanogen, Inc				192
3,164		Oakley, Inc				41
11,593	*	Orthologic Corp				101
3,688	*	Palomar Medical Technologies, Inc				62
102,828		PerkinElmer, Inc				2,061
45,239	*	Pinnacle Systems, Inc				323
14,136	*	RAE Systems, Inc				76
3,100	*	Respironics, Inc				182
5,085	*	Sonic Innovations, Inc				29
86,926	*	St. Jude Medical, Inc				6,576
4,600	*	Steris Corp				104
191,130	e	Stryker Corp				10,512
11,200	*	Techne Corp				487
3,885		Tektronix, Inc				132
37,353	e	Teleflex, Inc				1,873
88,074	*	Thermo Electron Corp				2,707
1,600	e*	Thoratec Corp				17
26,444	e*	TriPath Imaging, Inc				249
3,759	*	Urologix, Inc				58
19,647	*	Varian Medical Systems, Inc				1,559
1,600		Vital Signs, Inc				46
37,343	*	Waters Corp				1,784
101,120	*	Zimmer Holdings, Inc				8,919
9,864	*	Zygo Corp				110

	TOTAL INSTRUMENTS AND RELATED PRODUCTS					147,088

INSURANCE AGENTS, BROKERS AND SERVICE - 0.50%
24,675	e*	Applera Corp (Celera Genomics Group)				6,164
14,100	e	Brown & Brown, Inc				608
40,010		Gallagher (Arthur J.) & Co				1,218
1,100	e	Hilb, Rogal & Hamilton Co				39

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

406,160		Marsh & McLennan Cos, Inc				18,432
146,950	*	Medco Health Solutions, Inc				5,511

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE					31,972

INSURANCE CARRIERS - 3.33%
1,200		21st Century Insurance Group				16
59,400		Aetna, Inc				5,049
221,970		Aflac, Inc				9,059
13,300		Ambac Financial Group, Inc				977
1,042,436		American International Group, Inc				74,305
850	*	American Physicians Capital, Inc				20
67,223	*	Anthem, Inc				6,020
100,957		Chubb Corp				6,883
89,000		Cigna Corp				6,124
84,624	e	Cincinnati Financial Corp				3,683
29,542		Erie Indemnity Co (Class A)				1,382
6,582		Fidelity National Financial, Inc				246
1,251	*	FPIC Insurance Group, Inc				31
125,845		Hartford Financial Services Group, Inc				8,651
54,972	*	Health Net, Inc				1,457
158,814	*	Humana, Inc				2,684
81,760		Jefferson-Pilot Corp				4,153
172,330		Lincoln National Corp				8,143
38,899		MBIA, Inc				2,222
14,100	e	MGIC Investment Corp				1,070
5,000		MONY Group, Inc				157
33,423		Oxford Health Plans, Inc				1,840
900	e*	Pacificare Health Systems, Inc				35
22,800	e	Phoenix Cos, Inc				279
13,997	*	PMA Capital Corp (Class A)				126
800		PMI Group, Inc				35
151,425		Principal Financial Group				5,267
67,970		Progressive Corp				5,798
313,974		Prudential Financial, Inc				14,590
700		Radian Group, Inc				34
19,632	e	Safeco Corp				864
189,877		St. Paul Travelers Cos, Inc				7,698
6,200		Transatlantic Holdings, Inc				502
334,557	e	UnitedHealth Group, Inc				20,826
147,488	e	UnumProvident Corp				2,345
9,063	*	Vesta Insurance Group, Inc				59
80,731	*	Wellpoint Health Networks, Inc				9,043

	TOTAL INSURANCE CARRIERS					211,673

LEATHER AND LEATHER PRODUCTS - 0.04%
49,400	*	Coach, Inc				2,232
200	e*	Timberland Co (Class A)				13

	TOTAL LEATHER AND LEATHER PRODUCTS					2,245

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%
11,695	*	Laidlaw International, Inc				152

	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT					152

LUMBER AND WOOD PRODUCTS - 0.00%
28,547	*	Champion Enterprises, Inc				262
715		Skyline Corp				29

	TOTAL LUMBER AND WOOD PRODUCTS					291

METAL MINING - 0.08%
52,548	e*	Cleveland-Cliffs, Inc				2,963
148,313	e	Royal Gold, Inc				2,102

		TOTAL METAL MINING				5,065

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
19,178	e	Callaway Golf Co				217
58,200	*	Identix, Inc				435
34,060	e*	K2, Inc				535
2,400	e*	Leapfrog Enterprises, Inc				48
463,424	e	Mattel, Inc				8,457
28,761	*	RC2 Corp				1,021
3,000	e	Russ Berrie & Co, Inc				58
800	*	Steinway Musical Instruments, Inc				28

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES					10,799

MISCELLANEOUS RETAIL - 0.96%
190,190	e	Ametek, Inc				3,589
4,500	*	Barnes & Noble, Inc				153
194,671	e	CVS Corp				8,180
171,688	e*	eBay, Inc				15,787
1,200	*	Marvel Enterprises, Inc				23
5,300		Michaels Stores, Inc				292
77,755	*	Office Depot, Inc				1,393
29,884		Omnicare, Inc				1,279
16,503	*	Overstock.com, Inc				645
10,100	*	Party City Corp				126
2,224	*	PC Mall, Inc				42
205,409		Staples, Inc				6,021
30,376	e	Tiffany & Co				1,119
11,000	e	Action Performance Cos, Inc				1,043
491,071		Walgreen Co				17,782
80,682		World Fuel Services Corp				3,637

	TOTAL MISCELLANEOUS RETAIL					61,111

MOTION PICTURES - 1.17%
600		Carmike Cinemas, Inc				24

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

1,341,592	*	Liberty Media Corp (Class A)				12,061
139,952		Metro-Goldwyn-Mayer, Inc				1,693
11,241	e	Regal Entertainment Group (Class A)				203
1,821,099	*	Time Warner, Inc				32,015
1,120,995	e	Walt Disney Co				28,574

	TOTAL MOTION PICTURES					74,570

NONDEPOSITORY INSTITUTIONS - 2.67%
42,023		Advanta Corp (Class A)				922
51,632		American Capital Strategies Ltd				1,447
735,871		American Express Co				37,809
99,159		Capital One Financial Corp				6,780
900	e	CharterMac				18
166,983		CIT Group, Inc				6,394
2,859	*	CompuCredit Corp				49
118,390	e	Countrywide Financial Corp				8,317
626,246	e	Fannie Mae				44,689
1,675		Federal Agriculture Mortgage Corp (Class C)				40
454,702		Freddie Mac				28,783
682,585		MBNA Corp				17,604
4,610		MCG Capital Corp				71
242,367	e*	Providian Financial Corp				3,556
4,980	*	Saxon Capital, Inc				114
314,051		SLM Corp				12,703
2,575		Student Loan Corp				351
705		Westcorp				32

	TOTAL NONDEPOSITORY INSTITUTIONS					169,842

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
100,663		Vulcan Materials Co				4,787

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS					6,632

OIL AND GAS EXTRACTION - 2.17%
341,169		Anadarko Petroleum Corp				19,993
4,085	*	Atwood Oceanics, Inc				171
11,609	e*	Biosite, Inc				159
8,367		Cabot Oil & Gas Corp (Class A)				354
11,487	*	Cal Dive International, Inc				348
8,284	*	Callon Petroleum Co				118
11,384	*	Cheniere Energy, Inc				223
203,497		Chesapeake Energy Corp				2,995
27,186	*	Cimarex Energy Co				822
21,613	*	Clayton Williams Energy, Inc				517
20,725	*	Comstock Resources, Inc				403
15,757	*	Delta Petroleum Corp				212
87,669	e*	Denbury Resources, Inc				1,837
292,542		Devon Energy Corp				19,308
10,692	*	Edge Petroleum Corp				182
4,801	*	Encore Acquisition Co				134
68,159	e*	Energy Partners Ltd				1,043
156,836		ENSCO International, Inc				4,564
231,565		EOG Resources, Inc				13,827
4,500	*	Evergreen Resources, Inc				182
55,136	*	Forest Oil Corp				1,506
6,697	*	FX Energy, Inc				60
13,082	*	Global Industries Ltd				75
45,337	*	Grey Wolf, Inc				192
55,116	*	Harvest Natural Resources, Inc				822
46,035		Helmerich & Payne, Inc				1,204
11,390	*	Houston Exploration Co				590
40,092	*	KCS Energy, Inc				534
45,703	e*	Magnum Hunter Resources, Inc				474
140,689	e*	Meridian Resource Corp				976
22,242	*	Mission Resources Corp				127
59,620	*	Newfield Exploration Co				3,323
164,247		Noble Energy, Inc				8,377
8,831	*	Oceaneering International, Inc				302
32,174	e	Patina Oil & Gas Corp				961
58,591		Patterson-UTI Energy, Inc				1,958
10,571	*	Petroleum Development Corp				290
124,249		Pioneer Natural Resources Co				4,359
61,817	e*	Plains Exploration & Production Co				1,134
75,300	e	Pogo Producing Co				3,720
79,790	e*	Pride International, Inc				1,365
1,058	*	Prima Energy Corp				42
8,688	e*	Quicksilver Resources, Inc				583
54,902		Range Resources Corp				802
77,900	e*	Rowan Cos, Inc				1,895
1,480		RPC, Inc				23
16,278	*	Stone Energy Corp				744
45,433	*	Swift Energy Co				1,002
3,887	*	Syntroleum Corp				26
8,805	*	Tetra Technologies, Inc				236
85,326		Tidewater, Inc				2,543
439,599	*	Transmontaigne, Inc				2,365
12,425	*	Unit Corp				391
54,735	e*	Varco International, Inc				1,198
37,825	e*	Veritas DGC, Inc				876
66,297		Vintage Petroleum, Inc				1,125
8,105	*	W-H Energy Services, Inc				159
5,505	*	Whiting Petroleum Corp				138
138,215		XTO Energy, Inc				4,117

	TOTAL OIL AND GAS EXTRACTION					138,071

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

PAPER AND ALLIED PRODUCTS - 0.47%
3,400	e	Bowater, Inc				141
1,100		Glatfelter				15
325,289	e	Kimberly-Clark Corp				21,430
145,049		MeadWestvaco Corp				4,263
4,274		Pope & Talbot, Inc				84
126,950	e	Sonoco Products Co				3,237
11,748	e	Temple-Inland, Inc				814

	TOTAL PAPER AND ALLIED PRODUCTS					29,984

PERSONAL SERVICES - 0.00%
1,016		Unifirst Corp				30

	TOTAL PERSONAL SERVICES					30

PETROLEUM AND COAL PRODUCTS - 0.37%
60,004	e	Frontier Oil Corp				1,271
16,291	*	Giant Industries, Inc				358
68,902	e*	Headwaters, Inc				1,787
4,800	e	Lubrizol Corp				176
160,622	e	Sunoco, Inc				10,219
128,149		Valero Energy Corp				9,452

	TOTAL PETROLEUM AND COAL PRODUCTS					23,263

PRIMARY METAL INDUSTRIES - 0.56%
33,700	e	Annaly Mortgage Management, Inc				1,089
63,884	e*	Benthley Pharmaceuticals, Inc				81
2,700	e*	Cable Design Technologies Corp				29
135,325	*	Century Aluminum Co				3,355
3,200	*	CommScope, Inc				69
141,600	e	Engelhard Corp				4,575
4,400	e*	General Cable Corp				38
8,737	e	Gibraltar Steel Corp				287
5,685	*	Imco Recycling, Inc				75
18,570	*	International Steel Group, Inc				552
42,084	e*	Lone Star Technologies, Inc				1,160
10,400	e*	Maverick Tube Corp				273
35,378	e	Mueller Industries, Inc				1,267
70,846	e*	NS Group, Inc				1,165
77,409	e	Nucor Corp				5,942
3,830		Quanex Corp				187
193,067	e	Ryerson Tull, Inc				3,066
150,612	e	Schnitzer Steel Industries, Inc (Class A)				5,115
42,438	*	Steel Dynamics, Inc				1,215
4,895		Steel Technologies, Inc				108
700		Tredegar Corp				11
1,697	*	Wheeling-Pittsburgh Corp				35
270,750		Worthington Industries, Inc				5,558

	TOTAL PRIMARY METAL INDUSTRIES					35,252

PRINTING AND PUBLISHING - 0.50%
41,000		Dow Jones & Co, Inc				1,849
10,200		Harte-Hanks, Inc				249
142,242		McGraw-Hill Cos, Inc				10,891
300		Meredith Corp				16
62,536		New York Times Co (Class A)				2,796
60,429		R.R. Donnelley & Sons Co				1,995
11,176	e	Scripps (E.W.) Co (Class A)				1,173
3,249		Standard Register Co				39
182,762	e	Tribune Co				8,323
4,756		Washington Post Co (Class B)				4,423

	TOTAL PRINTING AND PUBLISHING					31,754

RAILROAD TRANSPORTATION - 0.23%
19,164	*	Kansas City Southern Industries, Inc				297
538,510		Norfolk Southern Corp				14,281

	TOTAL RAILROAD TRANSPORTATION					14,578

REAL ESTATE - 0.00%
301	*	Avatar Holdings, Inc				13
8,499	*	Stewart Enterprises, Inc (Class A)				69

	TOTAL REAL ESTATE					82

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.06%
23,900		Bandag, Inc				1,064
40,451	e	Cooper Tire & Rubber Co				930
5,481	*	Deckers Outdoor Corp				162
2,220		Reebok International Ltd				80
11,600	*	Sealed Air Corp				618
7,251	*	Skechers U.S.A., Inc (Class A)				94
36,900	*	Vans, Inc				758

	TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS					3,706

SECURITY AND COMMODITY BROKERS - 1.09%
29,610		A.G. Edwards, Inc				1,008
67,631	*	Ameritrade Holding Corp				768
570,443		Charles Schwab Corp				5,482
5,336	e	Chicago Mercantile Exchange				770
1,600		Eaton Vance Corp				61
27,941		Federated Investors, Inc (Class B)				848
148,417	e	Franklin Resources, Inc				7,433
2,530		Gabelli Asset Management, Inc (Class A)				108
180,176		Goldman Sachs Group, Inc				16,965
367,606	*	Instinet Group, Inc				1,941
72,720	e	Janus Capital Group, Inc				1,199
11,368		Legg Mason, Inc				1,035
488,729		Merrill Lynch & Co, Inc				26,382

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

9,505	e*	Piper Jaffray Cos				430
36,392		SEI Investments Co				1,057
78,326		T Rowe Price Group, Inc				3,948

	TOTAL SECURITY AND COMMODITY BROKERS					69,435

SPECIAL TRADE CONTRACTORS - 0.00%
4,050	*	Comfort Systems U.S.A., Inc				26
3,358	*	Matrix Service Co				31
2,700	e*	Quanta Services, Inc				17

	TOTAL SPECIAL TRADE CONTRACTORS					74

STONE, CLAY, AND GLASS PRODUCTS - 0.14%
2,065		Apogee Enterprises, Inc				21
1,122	e*	Cabot Microelectronics Corp				34
8,350		CARBO Ceramics, Inc				570
537,800	*	Corning, Inc				7,024
19,154	e	Eagle Materials, Inc				1,360
1,862		Eagle Materials, Inc (Class B)				129

	TOTAL STONE, CLAY, AND GLASS PRODUCTS					9,138

TRANSPORTATION BY AIR - 0.41%
2,600	e*	Airtran Holdings, Inc				37
4,000	e*	Albany Molecular Research, Inc				382
139,425	*	AMR Corp				1,688
52,912	e*	BearingPoint, Inc				18
98,958	*	Continental Airlines, Inc (Class B)				1,125
138,766	e*	Delta Air Lines, Inc				988
3,300	*	ExpressJet Holdings, Inc				40
120,324		FedEx Corp				9,829
4,340	*	Frontier Airlines, Inc				47
47,389	e*	JetBlue Airways Corp				1,392
15,444	*	Mesa Air Group, Inc				125
6,600		Skywest, Inc				115
627,375		Southwest Airlines Co				10,521

	TOTAL TRANSPORTATION BY AIR					26,307

TRANSPORTATION EQUIPMENT - 0.74%
1,374	*	Aftermarket Technology Corp				23
43,900		American Axle & Manufacturing Holdings, Inc				1,596
48,230		ArvinMeritor, Inc				944
102,996		Autoliv, Inc				4,346
8,126	*	BE Aerospace, Inc				62
53,585	e	Brunswick Corp				2,186
1,905		Coachmen Industries, Inc				30
118,509		Dana Corp				2,323
583,703	e	Delphi Corp				6,234
2,600		Federal Signal Corp				48
125,054	*	Fleetwood Enterprises, Inc				1,820
30,656	e	Gentex Corp				1,216
224,750		Genuine Parts Co				8,918
46,368	e*	Greenbrier Cos, Inc				883
181,687		Harley-Davidson, Inc				11,254
6,450		Marine Products Corp				120
5,968		Noble International Ltd				148
4,201	e*	Sports Resorts International, Inc				16
6,756	e	Standard Motor Products, Inc				100
6,300	e	Superior Industries International, Inc				211
25,384	*	Tenneco Automotive, Inc				336
400		Thor Industries, Inc				13
5,661	*	TRW Automotive Holdings Corp				107
267,570	e	Visteon Corp				3,123
41,471	e*	Wabash National Corp				1,143
1,200		Wabtec Corp				22
1,600	e	Winnebago Industries, Inc				60

	TOTAL TRANSPORTATION EQUIPMENT					47,282

TRANSPORTATION SERVICES - 0.06%
77,532	e	GATX Corp				2,109
949	*	HUB Group, Inc				32
7,446	*	RailAmerica, Inc				109
51,165	e	Sabre Holdings Corp				1,418

	TOTAL TRANSPORTATION SERVICES					3,668

TRUCKING AND WAREHOUSING - 0.35%
294,835		United Parcel Service, Inc (Class B)				22,163

		TOTAL TRUCKING AND WAREHOUSING				22,163

WATER TRANSPORTATION - 0.00%
4,969	*	Hornbeck Offshore Services, Inc				65

	TOTAL WATER TRANSPORTATION					65

WHOLESALE TRADE-DURABLE GOODS - 1.71%
210,195	e*	Advanced Micro Devices, Inc				166
34,818	*	Apogent Technologies, Inc				1,114
64,147		Barnes Group, Inc				1,859
4,600		BorgWarner, Inc				201
6,579		CDW Corp				419
30,440		Commercial Metals Co				988
140,200	e	IKON Office Solutions, Inc				1,608
7,407	*	Imagistics International, Inc				262
21,600	*	Ingram Micro, Inc (Class A)				313
1,651,142		Johnson & Johnson				91,969
6,595	*	Metals USA, Inc				118
10,266	*	Navarre Corp				148
1,400		Owens & Minor, Inc				36

College Retirement Equities Fund - Social Choice Equity Account

Shares/Principal			Rate	Maturity Date	Moodys Rating	Value(000)

29,162	*	Patterson Dental Co				2,231
2,500	*	PSS World Medical, Inc				28
38,436	e	Reliance Steel & Aluminum Co				1,550
3,500	*	Tech Data Corp				137
92,400	e	W.W. Grainger, Inc				5,313

	TOTAL WHOLESALE TRADE-DURABLE GOODS					108,460

WHOLESALE TRADE-NONDURABLE GOODS - 0.77%
29,572	e*	Allscripts Healthcare Solutions, Inc				232
298,435	e	Cardinal Health, Inc				20,905
19,069	*	Endo Pharmaceuticals Holdings, Inc				447
10,785	*	Henry Schein, Inc				681
267,603	e	McKesson Corp				9,194
111,148		Perrigo Co				2,108
161,020	*	Plains Resources, Inc				2,729
32,024	e*	Priority Healthcare Corp (Class B)				735
4,671		Russell Corp				84
700	*	Smart & Final, Inc				8
1,100		Stride Rite Corp				12
10,500	e	Supervalu, Inc				321
310,300		Sysco Corp				11,123

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS					48,579

	TOTAL COMMON STOCKS					3,832,522
	(Cost $2,908,706)

SHORT TERM INVESTMENTS - 9.30%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES- 5.49%
		Federal Home Loan Bank (FHLB)
2,700,000			1.050	07/07/04	2,699
15,200,000			1.020	07/21/04	15,189
80,800,000	d,e	fr BNY	1.255	07/28/04	80,721
11,000,000			1.060	08/06/04	10,985
26,900,000	d		1.220	08/18/04	26,851
		Federal Home Loan Mortgage Corp (FHLMC)
14,475,000			1.040	07/06/04	14,472
600,000			1.165	07/20/04	600
4,000,000			1.090	07/26/04	3,996
7,300,000			1.160	07/28/04	7,293
8,000,000			1.055	08/03/04	7,990
1,100,000			1.020	08/31/04	1,097
25,000,000			1.100	09/22/04	24,913
7,000,000			1.090	10/07/04	6,969
24,900,000			1.050	11/15/04	24,738
		Federal National Mortgage Association (FNMA)
30,100,000	d		1.000	07/01/04	30,099
5,600,000			1.050	07/06/04	5,599
20,000,000			1.110	07/09/04	19,994
10,475,000			1.030	07/21/04	10,467
7,300,000			1.060	07/28/04	7,293
1,100,000			1.080	09/17/04	1,096
20,000,000			1.110	10/14/04	19,906
1,100,000			1.110	11/12/04	1,093
25,000,000			1.140	11/22/04	24,829

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				348,889

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.30%

	REPURCHASED AGREEMENTS
$ 46,981,000	Bear Stearns & Co. 1.500% Dated 6/30/2004,		$46,983
	Due 07/01/2004 In The Amount Of $46,982,958 Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC) 3.091% - 7.807%, 12/01/2028 - 06/01/2034	$13,296,953
	Federal National Mortgage Association (FNMA) 3.052% - 7.082%, 05/01/2009 - 04/01/2034	34,485,146

	Total Market Value $47,782,099)..	47,782,099
85,000,000	Credit Suisse First Boston 1.490% Dated 06/30/2004,		85,009
	Due 07/01/2004 In The Amount Of $85,008,736
	Fully Collateralized as follows:
	Government National Mortgage Association (GNMA) 4.000% - 7.000%, 01/15/2017 - 09/15/2045	84,621,756

	Total Market Value	84,621,756
50,000,000	Goldman Sachs & Co.1.500% Dated 06/30/2004,		50,002
	Due 07/01/2004 In The Amount Of $50,002,083
	Fully Collateralized as follows:
	U.S. Treasury Note 6.750%, 05/15/2005	50,589,587

	Total Market Value	50,589,587
300,000	Merrill Lynch & Co. Inc, 1.400% Dated 06/30/2004,		300
	Due 07/01/2004 In The Amount Of $300,012
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC) 3.000% - 6.650%, 06/15/20011- 07/15/2034	113,058
	Federal National Mortgage Association (FNMA) 2.2502% - 6.9202%, 11/25/2014 - 09/25/2042	191,815

	Total Market Value	304,873
28,481,000	Merrill Lynch & Co. Inc, 1.400% Dated 06/30/2004,		28,482
	Due 07/01/2004 In The Amount Of $28,482,108
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC) 3.091% - 6.650%, 06/15/2011-03/15/2034	11,083,614
	Federal National Mortgage Association (FNMA) 2.2502% - 6.972%, 10/25/2011 - 10/01/2042	17,860,009

	Total Market Value	28,943,623
730,000	Morgan Stanley & Co. Inc, 1.300% Dated 06/30/2004,		730
	Due 07/01/2004 In The Amount Of $730,026
	Fully Collateralized as follows:
	U.S. Treasury Bond 5.5250%- 6.750%, 08/15/26 - 02/15/2031	545,353
	U.S. Treasury Inflation Index 3.375% - 3.625%, 01/15/2007 - 01/15/2008	152,328
	U.S. Treasury Strips 0.00%, 02/15/2015 - 05/15/2017	38,296

	Total Market Value	735,977
30,856,000	Morgan Stanley & Co. Inc, 1.500% Dated 6/30/2004,		30,857
	Due 07/01/2004 In The Amount Of $30,857,286

Shares/Principal	Rate	Maturity Date	Moodys Rating	Value(000)

Fully Collateralized as follows:
Federal Home Loan Bank (FHLB) 1.875, 06/15/2006			1,165,065
Federal Home Loan Mortgage Corp (FHLMC) 2.150% - 5.750%, 11/15/2004 - 03/05/2019			15,783,542
Federal National Mortgage Association (FNMA) 2.500%- 6.625%, 12/22/2004 - 11/15/2030			13,737,893
U.S. Treasury Note 1.500%, 02/28/2005			543,701

Total Market Value			31,230,201

TOTAL INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED				242,363

TOTAL SHORT TERM INVESTMENTS				591,252
(Cost $591,059)
TOTAL PORTFOLIO				6,828,390
(Cost $5,922,944)
OTHER ASSETS & LIABILITIES, NET				(470,979)

NET ASSETS - 100.00%				$6,357,411

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
h	These securities were purchased on a delayed delivery basis
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
+	As provided by Moody’s Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

College Retirement Equities Fund - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT  OF  INVESTMENTS  (Unaudited)
INFLATION-LINKED BOND ACCOUNT
June 30, 2004

Principal			Rate	Maturity Date	Value (000)

GOVERNMENT BONDS - 98.19%
U.S. TREASURY SECURITIES - 98.19%
		United States Treasury Inflation Indexed Bonds
k	$245,541,346		3.375	01/15/07	$262,997
k	253,599,589		3.625	01/15/08	277,058
k	227,862,707		3.875	01/15/09	254,030
k	158,656,332		4.250	01/15/10	181,612
k	157,230,391		3.500	01/15/11	174,623
k	82,151,815		3.375	01/15/12	91,009
k	292,477,235		3.000	07/15/12	316,241
k	259,046,973		1.875	07/15/13	255,972
k	269,429,855		2.000	01/15/14	267,829
k	240,652,521		3.625	04/15/28	293,822
k	276,784,245		3.875	04/15/29	353,155
e,k	66,862,633		3.375	04/15/32	81,427

		TOTAL U.S. TREASURY SECURITIES			2,809,775

		TOTAL GOVERNMENT BOND (Cost $2,709,880)			2,809,775
SHORT TERM INVESTMENTS- 1.31%
COMMERCIAL PAPER - 0.53%
	15,300,000	Links Finance LLC	1.470	07/01/04	15,299

		TOTAL COMMERCIAL PAPER			15,299

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.78%
REPURCHASED AGREEMENTS
		Bear Stearns & Co. 1.500% Dated 06/30/2004,
		Due 07/01/2004 In The Amount Of $22,171,924
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 3.091% - 7.807%, 12/01/2028 - 06/01/2034	$6,275,051
		Federal National Mortgage Association (FNMA) 3.052% -7.082, 05/01/2009 - 04/01/20034	$16,273,999

	22,171,000	Total Market Value	$22,549,050		22,172

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			22,172

		TOTAL SHORT TERM INVESTMENTS (Cost $37,471)			37,471

		TOTAL PORTFOLIO 99.50 (Cost $2,747,351)%			2,847,246
		OTHER ASSETS & LIABILITIES, NET 0.50			14,355

		NET ASSETS 100.00%			$2,861,601

e		All or a portion of these securities are out on loan.

k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Item 10. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant's management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) Changes in internal controls. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b)     Section 906 certification.(EX-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: August 18, 2004	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 18, 2004	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer

Date: August 18, 2004	By:	/s/ Elizabeth A. Monrad

Elizabeth A. Monrad
Executive Vice President
(principal financial officer)

EXHIBIT LIST

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b)      Section 906 certification (EX-99.906CERT)